UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust (f/k/a American Skandia Trust)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	6/30/2007

Item 1 – Reports to Stockholders

ADVANCED SERIES TRUST Financial Statements For the Semiannual Period Ended June 30, 2007

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Please note that inside is a Prospectus Supplement dated August 15th, 2007. This document is separate from and not a part of the semiannual report.

IFS-A106169 Ed. 8/2007

This report must be preceded or accompanied by the current prospectuses for the Advanced Series Trust (“Trust”) portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance of variable annuity contract prospectus to determine which portfolios are available to you.

A description of the Trust’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Trust’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (“the Commission”) at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Trust’s website.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.PrudentialAnnuities.com or by 888-778-2888.

The Trust’s Statement of Additional Information contains information about the Trust’s Trustees and is available without charge upon request by calling (800) 752-6342.

ADVANCED SERIES TRUST

Supplement dated August 15, 2007 to the Prospectus
dated May 1, 2007

This supplement sets forth certain changes to the Prospectus of Advanced Series Trust (the Fund) dated May 1, 2007 with respect to the indicated Portfolios of the Fund. The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your contract, please refer to your contract prospectus. The following should be read in conjunction with the Fund’s Prospectus and should be retained for future reference.

Fees and Expenses of the Portfolios

The section of the Prospectus entitled “Fees And Expenses Of The Portfolios” is hereby revised by deleting footnote (3) to the table titled “Annual Portfolio Operating Expenses” and substituting new footnote (3) as set forth below:

(3)
Effective as of July 1, 2007, Prudential Investments LLC and AST Investment Services, Inc. have voluntarily agreed to waive a portion of their management fee and/or limit expenses (expressed as a percentage of average daily net assets) for certain Portfolios of the Fund, as set forth in the table below. These arrangements, which are set forth as follows, may be discontinued or otherwise modified at any time.

Portfolio	Fee Waiver and/or Expense Limitation
AST AllianceBernstein Managed Index 500	Voluntarily limit Portfolio expenses to 0.80%
AST American Century Strategic Allocation	Voluntarily limit Portfolio expenses to 1.25%
AST Cohen & Steers Realty	Voluntarily limit Portfolio expenses to 1.45%
AST DeAM Small-Cap Value	Voluntarily limit Portfolio expenses to 1.14%
AST Goldman Sachs Concentrated Growth	Voluntarily limit Portfolio expenses to 0.86%
AST Goldman Sachs Mid-Cap Growth	Voluntarily limit Portfolio expenses to 1.12%
AST High Yield	Voluntarily limit Portfolio expenses to 0.88%
AST International Growth	Voluntarily limit Portfolio expenses to 1.75%
AST International Value	Voluntarily limit Portfolio expenses to 1.50%
AST JPMorgan International Equity	Voluntarily limit Portfolio expenses to 1.01%
AST Large-Cap Value	Voluntarily limit Portfolio expenses to 1.20%
AST Lord Abbett Bond Debenture	Voluntarily limit Portfolio expenses to 0.88%
AST Marsico Capital Growth	Voluntarily limit Portfolio expenses to 1.35%
AST MFS Global Equity	Voluntarily limit Portfolio expenses to 1.18%
AST MFS Growth	Voluntarily limit Portfolio expenses to 1.35%
AST Mid-Cap Value	Voluntarily limit Portfolio expenses to 1.45%
AST Money Market	Voluntarily limit Portfolio expenses to 0.56%
AST Neuberger Berman Mid-Cap Growth	Voluntarily limit Portfolio expenses to 1.25%
AST Neuberger Berman Mid-Cap Value	Voluntarily limit Portfolio expenses to 1.25%
AST PIMCO Limited Maturity Bond	Voluntarily limit Portfolio expenses to 1.05%
AST PIMCO Total Return Bond	Contractually limit Portfolio expenses to 1.05%
AST T. Rowe Price Asset Allocation	Voluntarily limit Portfolio expenses to 1.25%
AST T. Rowe Price Natural Resources	Voluntarily limit Portfolio expenses to 1.35%

Subadvisory Arrangements: American Century Strategic Allocation Portfolio

American Century Investment Management, Inc. (American Century) serves as the subadviser to the AST American Century Strategic Allocation Portfolio. American Century has entered into a sub-subadvisory agreement with American Century Global Investment Management, Inc. (American Century Global), pursuant to which American Century has contracted with American Century Global for the purpose of providing investment advisory services to the Portfolio with respect to the international portion of the Portfolio. In order to reflect the addition of American Century Global as a sub-subadviser to the Portfolio, the indicated sections of the Prospectus are revised as follows:

The chart entitled “Investment Subadvisers” appearing in the section of the Prospectus entitled “How the Fund is Managed—Investment Subadvisers” is revised by adding American Century Global Investment Management, Inc. as an investment subadviser to the AST American Century Strategic Allocation Portfolio.

The description of American Century appearing in the section of the Prospectus entitled “How the Fund is Managed—Investment Subadvisers” is revised by deleting the existing description and substituting the following new description:

American Century Investment Management, Inc. (American Century) has been providing investment advisory services to investment companies and institutional clients since 1958. As of December 31, 2006, American Century and its affiliates managed assets totaling approximately $103.2 billion. American Century Global Investment Management (American Century Global), an affiliate of American Century, also provides investment advisory services.

The discussion of portfolio managers for the American Century Strategic Allocation Portfolio appearing in the section of the Prospectus entitled “How the Fund is Managed— Portfolio Managers” is revised by deleting the fourth paragraph and replacing it with the following:

Responsibility for research, security selection and portfolio construction for specified portions of the AST American Century Strategic Allocation Portfolio will be allocated among portfolio teams from American Century and American Century Global that represent various investment disciplines.

AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio

The first full paragraph on page 32 of the Prospectus appearing in the section entitled “Asset Allocation Portfolios: Investment Objectives & Principal Strategies of the Portfolios–AST First Trust Capital Appreciation Portfolio and AST First Trust Balanced Target Portfolio” is hereby deleted in its entirety and replaced with the following:

Initially, each Portfolio will invest in securities determined by the model based on its six respective investment strategies. On or about the annual security selection date (March 1), each Portfolio will establish both the percentage allocations among the six investment strategies and the percentage allocation of each security’s position within each of the five investment strategies that invest primarily in equity securities (each, an “Equity Strategy” and collectively, the “Equity Strategies”). First Trust reserves the right to over-weight, under-weight, or exclude certain companies from the holdings of either Portfolio. A more complete description of the investment strategy of each Portfolio is included in this Prospectus under “More Detailed Information About How the Portfolios Invest.”

The first full paragrapgh on page 127 of the Prospectus appearing in the section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST–Investment Objectives & Policies– AST First Trust Capital Appreciation Portfolio and AST First Trust Balanced Target Portfolio” is hereby deleted in its entirety and replaced with the following:

General. Each Portfolio allocates its assets across six uniquely specialized investment strategies. Initially, each Portfolio will invest in the securities determined by the model based on its six respective investment strategies. On or about the annual security selection date (March 1), each Portfolio will establish both percentage allocations among the six investment strategies and the percentage allocation of each security’s position within each Equity Strategy. First Trust reserves the right to over-weight, under-weight, or exclude certain companies from the holdings of either Portfolio. The percentage allocations among the six investment strategies at each annual security selection date are approximately as follows:

The sub-section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST– Investment Objectives & Policies—AST First Trust Capital Appreciation Portfolio and AST First Trust Balanced Target Portfolio— Investment Strategies for the Portfolios—Dow Jones Income” is hereby deleted in its entirety and replaced with the following:

In selecting securities for this strategy, First Trust follows an investment strategy that invests in securities identified by applying certain screens to the Dow Jones Corporate Bond Index. This strategy emphasizes high credit quality, liquidity, diversification, issuer fundamentals, and duration management.

•
Step 1: Begin with the universe of bonds that comprise the Dow Jones Corporate Bond Index on or about the applicable security selection date. The Dow Jones Corporate Bond Index identifies bonds with an investment-grade credit rating of no less than Baa3 as rated by Moody’s Investors Service (or rated of similar quality by another rating agency).

•	Step 2: For liquidity, eliminate each bond that does not have at least $350 million principal amount in outstanding issuance.

•	Step 3: Eliminate bonds based on proprietary factors including issuer fundamentals and diversification.

•	Step 4: Bonds satisfying the above 3 steps are weighted across multiple sectors and maturity bands of the Dow Jones Corporate Bond Index.

•
Step 5: Bonds are then selected based on availability and relative value compared to similar quality bonds within the investment grade universe. Due to poor liquidity or lack of availability, like-bonds that are not components of the Dow Jones Corporate Bond Index may be selected within the investment grade universe that have similar characteristics as the bonds identified through steps 1-4.

In the event a bond identified by the process described above is exempted from the Dow Jones Corporate Bond Index, First Trust may continue its investment in such bond or may identify an alternative bond from the Dow Jones Corporate Bond Index.

Each holding is monitored and evaluated for potential credit downgrades/upgrades and issue-specific business fundamentals, and the portfolio is monitored for interest rate sensitivity through optimal duration management.

AST Small-Cap Value Portfolio

The first paragraph of the discussion appearing in the section of the prospectus entitled “Risk/Return Summary” on page 13 of the prospectus is deleted and replaced with the following new paragraph:

The Portfolio will invest, under normal circumstances, at least 80% of the value of its assets in small capitalization companies. Small capitalization companies are generally defined as stocks of companies with market capitalizations that are within the market capitalization range of the Russell 2000 Value Index. As of January 31, 2007, the market capitalization range of the Russell 2000 Value Index was $82 million to $3.4 billion.

AST Neuberger Berman Mid-Cap Growth Portfolio

The second paragraph of the discussion appearing in the section of the prospectus entitled “More Detailed Information on How the Portfolios Invest” on page 103 of the prospectus is hereby revised by deleting in its entirety the first sentence of the paragraph.

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TABLE OF CONTENTS

ADVANCED SERIES TRUST

■	LETTER TO CONTRACT HOLDERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORT
A1 Schedule of Investments and Financial Statements
B1 Notes to Financial Statements
C1 Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

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July 31, 2007

Dear Contract Holder:

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the semi-annual report for Advanced Series Trust serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets—reviewed periodically over time—can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

David R. Odenath, Jr.
President,
Advanced Series Trust

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Advanced Series Trust Presentation of Portfolio Holdings as of June 30, 2007 (Unaudited)

AST Advanced Strategies
Five Largest Holdings (% of Net Assets)
FNMA, 6.0%, 07/12/37	3.7%
FNMA, 5.5%, 07/13/36	3.4%
iShares Russell 1000 Growth Index Fund	3.2%
U.S. Treasury Inflationary Index Bonds, 2.375%, 04/15/11	2.0%
iShares Russell 1000 Value Index Fund	1.6%

AST AllianceBernstein Growth & Income
Five Largest Holdings (% of Net Assets)
American International Group, Inc.	4.4%
Procter & Gamble Co.	4.0%
JPMorgan Chase & Co.	3.5%
Emerson Electric Co.	3.4%
Sun Microsystems, Inc.	3.3%

AST American Century Strategic Allocation
Five Largest Holdings (% of Net Assets)
FNMA, 6.0%, TBA	2.4%
U.S. Treasury Notes, 4.50%, 04/30/12	2.3%
CDX High Yield, 7.625%, 06/29/12	2.2%
U.S. Treasury Notes, 4.875%, 06/30/12	2.0%
Exxon Mobil Corp.	1.5%

AST Cohen & Steers Realty
Five Largest Holdings (% of Net Assets)
Simon Property Group, Inc., REIT	6.9%
Public Storage, Inc., REIT	6.4%
Boston Properties, Inc., REIT	5.9%
Equity Residential Properties Trust, REIT	5.7%
ProLogis	5.5%

AST DeAM Small-Cap Value
Five Largest Holdings (% of Net Assets)
EMCOR Group, Inc.	1.7%
Magellan Health Services, Inc.	1.6%
CF Industries Holdings, Inc.	1.6%
Corus Bankshares, Inc.	1.4%
Apria Healthcare Group, Inc.	1.4%

AST First Trust Capital Appreciation Target
Five Largest Holdings (% of Net Assets)
Research in Motion Ltd.	3.5%
Potash Corp. of Saskatchewan, Inc.	2.1%
Precision Castparts Corp.	1.8%
Citic Pacific Ltd.	1.8%
CNOOC Ltd.	1.7%

AST Goldman Sachs Small-Cap Value
Five Largest Holdings (% of Net Assets)
El Paso Electric Co.	1.7%
Tenneco Automotive, Inc.	1.4%
Signature Bank	1.3%
Wabash National Corp.	1.3%
Minerals Technologies, Inc.	1.3%

AST International Value
Five Largest Holdings (% of Net Assets)
BASF AG	2.1%
Teva Pharmaceutical Industries Ltd., ADR	2.1%
Lloyds TSB Group PLC	1.7%
E.ON AG	1.7%
Toyota Motor Corp.	1.7%

AST Aggressive Asset Allocation
Five Largest Holdings (% of Net Assets)
AST Marsico Capital Growth Portfolio	21.3%
AST AllianceBernstein Growth & Income Portfolio	15.7%
AST Large-Cap Value Portfolio	15.6%
AST T. Rowe Price Large-Cap Growth Portfolio	14.2%
AST International Value Portfolio	12.1%

AST AllianceBernstein Managed Index 500
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	4.4%
General Electric Co.	3.9%
Citigroup, Inc.	2.8%
Bank of America Corp.	2.5%
Procter & Gamble Co.	2.4%

AST Balanced Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	22.4%
AST Marsico Capital Growth Portfolio	14.1%
AST AllianceBernstein Growth & Income Portfolio	10.5%
AST Large-Cap Value Portfolio	10.4%
AST T. Rowe Price Large-Cap Growth Portfolio	9.4%

AST Conservative Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	33.0%
AST Marsico Capital Growth Portfolio	13.2%
AST AllianceBernstein Growth & Income Portfolio	9.7%
AST Large-Cap Value Portfolio	9.7%
AST T. Rowe Price Large-Cap Growth Portfolio	8.8%

AST Federated Aggressive Growth
Five Largest Holdings (% of Net Assets)
Central European Media Enterprises Ltd.	1.8%
Dick’s Sporting Goods, Inc.	1.6%
Advance Auto Parts, Inc.	1.6%
Landstar System, Inc.	1.4%
CSR PLC	1.2%

AST Goldman Sachs Concentrated Growth
Five Largest Holdings (% of Net Assets)
McGraw-Hill Cos., Inc.	4.6%
Suncor Energy, Inc.	4.5%
Freddie Mac	4.3%
Google, Inc.	4.3%
Research in Motion Ltd.	4.2%

AST High Yield
Five Largest Issues (% of Net Assets)
CDX HY, 7.625%, 06/29/12	3.7%
HCA, Inc., Sec’d. Notes, 9.25%, 11/15/16	1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	1.4%
Ford Motor Credit Co. LLC, 7.8%, 06/01/12	1.4%
General Motors Acceptance Corp., Notes, 7.0%, 02/01/12	1.4%

AST JP Morgan International Equity
Five Largest Holdings (% of Net Assets)
Total SA	4.0%
HSBC Holdings PLC	2.9%
Eni SpA	2.9%
Vodafone Group PLC	2.4%
UBS AG (virt - X)	2.2%

AST AllianceBernstein Core Value
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.8%
Citigroup, Inc.	4.0%
General Electric Co.	3.6%
Bank of America Corp.	3.4%
ChevronTexaco Corp.	3.2%

AST American Century Income & Growth
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.1%
Citigroup, Inc.	3.6%
Bank of America Corp.	3.2%
ChevronTexaco Corp.	2.8%
International Business Machines Corp.	2.8%

AST Capital Growth Asset Allocation
Five Largest Holdings (% of Net Assets)
AST Marsico Capital Growth Portfolio	18.4%
AST AllianceBernstein Growth & Income Portfolio	13.6%
AST Large-Cap Value Portfolio	13.6%
AST T. Rowe Price Large-Cap Growth Portfolio	12.4%
AST PIMCO Total Return Bond Portfolio	11.5%

AST DeAM Large-Cap Value
Five Largest Holdings (% of Net Assets)
Exxon Mobil Corp.	5.0%
JPMorgan Chase & Co.	3.6%
Bank of America Corp.	3.3%
ChevronTexaco Corp.	3.3%
Wells Fargo & Co.	3.0%

AST First Trust Balanced Target
Five Largest Holdings (% of Net Assets)
Pfizer, Inc.	1.9%
Potash Corp. of Saskatchewan, Inc.	1.6%
Research in Motion Ltd.	1.5%
Precision Castparts Corp.	1.4%
Citic Pacific Ltd.	1.3%

AST Goldman Sachs Mid-Cap Growth
Five Largest Holdings (% of Net Assets)
Fortune Brands, Inc.	2.5%
Thermo Fisher Scientic, Inc.	2.4%
Activision, Inc.	2.2%
WW Grainger, Inc.	2.2%
CheckFree Corp.	2.2%

AST International Growth
Five Largest Holdings (% of Net Assets)
Tesco PLC	2.9%
ABB Ltd.	2.3%
Reckitt Benckiser PLC	2.2%
Macquarie Bank Ltd.	2.2%
Capitaland Ltd.	2.0%

AST Large-Cap Value
Five Largest Holdings (% of Net Assets)
Bank of America Corp.	3.0%
Altria Group, Inc.	3.0%
ConocoPhillips	2.8%
General Electric Co.	2.7%
ChevronTexaco Corp.	2.2%

Advanced Series Trust Presentation of Portfolio Holdings as of June 30, 2007 (Unaudited)

AST Lord Abbett Bond Debenture
Five Largest Holdings (% of Net Assets)
FNMA, 6.0%, 03/01/36	1.6%
FNMA, 6.5%, 02/01/36	1.1%
FNMA, 6.5%, 05/01/35	1.0%
FNMA, 6.5%, 02/01/37	0.9%
Host Marriott LP, Gtd. Notes, 7.0%, 08/15/12	0.9%

AST MFS Growth
Five Largest Holdings (% of Net Assets)
Google, Inc.	3.4%
Intel Corp.	2.7%
Oracle Corp.	2.4%
Genzyme Corp.	2.3%
General Electric Co.	2.3%

AST Neuberger Berman Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Freeport-McMoRan Copper & Gold, Inc.	2.4%
Constellation Brands, Inc. (Class A Stock)	2.2%
Joy Global, Inc.	2.0%
Constellation Brands, Inc.	2.0%
ConAgra Foods, Inc.	2.0%

AST PIMCO Total Return Bond
Five Largest Issues (% of Net Assets)
FNMA, 6.0%, TBA	4.8%
FNMA, 5.0%, TBA	3.4%
Freddie Mac, 5.47%, 10/15/20	1.9%
FNMA, 5.0%, 03/01/36	1.5%
Freddie Mac, 5.47%, 08/15/19	1.4%

AST Small-Cap Value
Five Largest Holdings (% of Net Assets)
Platinum Underwriters Holdings Ltd.	0.7%
Deluxe Corp.	0.6%
Tupperware Corp.	0.6%
Odyssey Re Holdings Corp.	0.5%
Westar Energy, Inc.	0.5%

AST T. Rowe Price Large-Cap Growth
Five Largest Holdings (% of Net Assets)
American Tower Corp.	4.4%
General Electric Co.	4.2%
Microsoft Corp.	3.8%
Google, Inc.	3.0%
State Street Corp.	2.9%

AST Marsico Capital Growth
Five Largest Holdings (% of Net Assets)
UnitedHealth Group, Inc.	6.5%
Comcast Corp.	3.5%
Goldman Sachs Group, Inc.	3.3%
McDonald’s Corp.	3.2%
Schlumberger Ltd.	3.2%

AST Mid-Cap Value
Five Largest Holdings (% of Net Assets)
Darden Restaurants, Inc.	2.9%
Beckman Coulter, Inc.	2.7%
Cummins, Inc.	2.2%
Safeco Corp.	2.1%
Flextronics International Ltd.	2.1%

AST Neuberger Berman Small-Cap Growth
Five Largest Holdings (% of Net Assets)
CAE, Inc.	4.5%
BE Aerospace, Inc.	4.0%
Orient-Express Hotels Ltd.	4.0%
Gaylord Entertainment Co.	3.2%
Jones Lang LaSalle, Inc.	2.7%

AST Preservation Asset Allocation
Five Largest Holdings (% of Net Assets)
AST PIMCO Total Return Bond Portfolio	50.1%
AST Marsico Capital Growth Portfolio	8.9%
AST AllianceBernstein Growth & Income Portfolio	6.6%
AST Large-Cap Value Portfolio	6.6%
AST T. Rowe Price Large-Cap Growth Portfolio	5.9%

AST T. Rowe Price Asset Allocation
Five Largest Holdings (% of Net Assets)
U.S. Treasury Notes, 4.0% 11/15/12	2.3%
U.S. Treasury Notes, 4.25% 11/30/07	1.7%
Exxon Mobil Corp.	1.5%
U.S. Treasury Notes, 5.0% 08/15/11	1.2%
General Electric Co.	1.2%

AST T. Rowe Price Natural Resources
Five Largest Holdings (% of Net Assets)
Schlumberger Ltd.	3.7%
Cameron International Corp.	3.1%
Exxon Mobil Corp.	3.0%
Royal Dutch Shell PLC, ADR	2.9%
Diamond Offshore Drilling, Inc.	2.5%

AST MFS Global Equity
Five Largest Holdings (% of Net Assets)
Nestle SA	3.3%
Johnson & Johnson	2.6%
Roche Holding AG	2.4%
American Express Co.	2.2%
Bank of New York Mellon Corp. (The)	2.1%

AST Neuberger Berman Mid-Cap Growth
Five Largest Holdings (% of Net Assets)
NII Holdings, Inc.	2.8%
Leap Wireless International, Inc.	2.3%
CB Richard Ellis Group, Inc.	2.1%
Precision Castparts Corp.	2.0%
Cognizant Technology Solutions Corp.	1.9%

AST PIMCO Limited Maturity Bond
Five Largest Holdings (% of Net Assets)
Bundesobligation, Bonds, 4.50%, 08/17/07	6.4%
FNMA, 5.5%, 07/15/34	2.3%
FNMA, 4.25%, 07/30/09	1.8%
FHLMC, 4.24%, 07/30/09	1.5%
Freddie Mac, 4.48%, 09/19/08	1.4%

AST Small-Cap Growth
Five Largest Holdings (% of Net Assets)
Bucyrus International, Inc.	3.0%
Tetra Technologies, Inc.	2.4%
Terra Industries, Inc.	2.2%
Waste Connections, Inc.	2.0%
Universal Electronics, Inc.	2.0%

AST T. Rowe Price Global Bond
Five Largest Issues (% of Net Assets)
French Treasury Notes, 3.75%, 01/12/12	4.0%
Bundesrepub. Deutschland, Bonds, 4.50%, 01/04/13	3.0%
Finland Government Bonds, 5.0%, 07/04/07	2.9%
U.S. Treasury Notes, 4.0%, 11/15/12	2.5%
United Kingdom Treasury Bonds, 4.25%, 06/07/32	1.9%

AST UBS Dynamic Alpha
Five Largest Holdings (% of Net Assets)
iShares MSCI Emerging Markets Index Fund	3.8%
Citigroup, Inc.	1.2%
Morgan Stanley	1.1%
Microsoft Corp.	1.0%
Wells Fargo & Co.	0.9%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.
Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FEES AND EXPENSES (UNAUDITED)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

AST Advanced Strategies	Actual	$1,000.00	$1,051.90	0.99%	$5.04
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Aggressive Asset Allocation	Actual	$1,000.00	$1,073.40	0.66%	$3.39
	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31

AST AllianceBerstein Core Value	Actual	$1,000.00	$1,056.60	0.87%	$4.44
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST AllianceBerstein Growth & Income	Actual	$1,000.00	$1,059.20	0.84%	$4.29
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

AST AllianceBerstein Managed Index 500	Actual	$1,000.00	$1,066.00	0.72%	$3.69
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

AST American Century Income & Growth	Actual	$1,000.00	$1,077.70	0.87%	$4.48
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST American Century Strategic Allocation	Actual	$1,000.00	$1,051.30	1.01%	$5.14
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

Advanced Series Trust Portfolios	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

AST Balanced Asset Allocation	Actual	$1,000.00	$1,053.50	0.61%	$3.11
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06

AST Capital Growth Asset Allocation	Actual	$1,000.00	$1,065.00	0.62%	$3.17
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

AST Cohen & Steers Realty	Actual	$1,000.00	$ 928.10	1.12%	$5.35
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

AST Conservative Asset Allocation	Actual	$1,000.00	$1,046.90	0.60%	$3.05
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

AST DeAM Large-Cap Value	Actual	$1,000.00	$1,066.40	0.96%	$4.92
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

AST DeAM Small-Cap Value	Actual	$1,000.00	$1,021.60	1.14%	$5.71
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

AST Federated Aggressive Growth	Actual	$1,000.00	$1,121.00	1.05%	$5.52
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST First Trust Balanced Target	Actual	$1,000.00	$1,062.50	0.96%	$4.91
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81

AST First Trust Capital Appreciation Target	Actual	$1,000.00	$1,079.10	0.95%	$4.90
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

AST Goldman Sachs Concentrated Growth	Actual	$1,000.00	$1,103.10	0.86%	$4.48
	Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31

AST Goldman Sachs Mid-Cap Growth	Actual	$1,000.00	$1,152.80	1.12%	$5.98
	Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

AST Goldman Sachs Small-Cap Value	Actual	$1,000.00	$1,058.90	1.10%	$5.62
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST High Yield	Actual	$1,000.00	$1,016.70	0.87%	$4.35
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

AST International Growth	Actual	$1,000.00	$1,089.40	1.13%	$5.85
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

AST International Value	Actual	$1,000.00	$1,138.50	1.10%	$5.83
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST JP Morgan International Equity	Actual	$1,000.00	$1,092.30	1.00%	$5.19
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST Large-Cap Value	Actual	$1,000.00	$1,053.60	0.84%	$4.28
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

Advanced Series Trust Portfolios	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

AST Lord Abbett Bond-Debenture	Actual	$1,000.00	$1,040.30	0.89%	$4.50
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46

AST Marsico Capital Growth	Actual	$1,000.00	$1,062.10	0.99%	$5.06
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST MFS Global Equity	Actual	$1,000.00	$1,074.70	1.19%	$6.12
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

AST MFS Growth	Actual	$1,000.00	$1,080.70	1.01%	$5.21
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

AST Mid-Cap Value	Actual	$1,000.00	$1,090.10	1.10%	$5.70
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

AST Money Market	Actual	$1,000.00	$1,024.20	0.56%	$2.81
	Hypothetical	$1,000.00	$1,022.02	0.56%	$2.81

AST Neuberger Berman Mid-Cap Growth	Actual	$1,000.00	$1,161.20	1.01%	$5.41
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

AST Neuberger Berman Mid-Cap Value	Actual	$1,000.00	$1,093.40	0.99%	$5.14
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

AST Neuberger Berman Small-Cap Growth	Actual	$1,000.00	$1,084.20	1.09%	$5.63
	Hypothetical	$1,000.00	$1,019.39	1.09%	$5.46

AST PIMCO Limited Maturity Bond	Actual	$1,000.00	$1,014.30	0.75%	$3.75
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

AST PIMCO Total Return Bond	Actual	$1,000.00	$1,002.60	0.74%	$3.67
	Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

AST Preservation Asset Allocation	Actual	$1,000.00	$1,032.30	0.60%	$3.02
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

AST Small-Cap Growth	Actual	$1,000.00	$1,138.10	1.05%	$5.57
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

AST Small-Cap Value	Actual	$1,000.00	$1,067.70	1.00%	$5.13
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

AST T. Rowe Price Asset Allocation	Actual	$1,000.00	$1,053.90	0.97%	$4.94
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

AST T. Rowe Price Global Bond	Actual	$1,000.00	$1,010.40	0.93%	$4.64
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

AST T. Rowe Price Large-Cap Growth	Actual	$1,000.00	$1,074.60	0.97%	$4.99
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

Advanced Series Trust Portfolios	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

AST T. Rowe Price Natural Resources	Actual	$1,000.00	$1,221.60	1.01%	$5.56
	Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06

AST UBS Dynamic Alpha	Actual	$1,000.00	$1,046.30	0.81%	$4.11
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

*

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio’s fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 105.3%		Value
COMMON STOCKS — 61.9%	Shares	(Note 2)

Advertising — 0.1%
Focus Media Holding Ltd., ADR (China)*(a)	17,900	$903,950

Aerospace & Defense — 1.6%
Boeing Co. (The)	52,290	5,028,206
General Dynamics Corp.	32,466	2,539,491
Lockheed Martin Corp.	52,417	4,934,012
Raytheon Co.	29,500	1,589,755
Rolls Royce Group PLC (Class B Stock) (United Kingdom)	12,804,960	28,491
Rolls-Royce Group PLC (United Kingdom)*	297,500	3,203,333
Thales SA (France)	9,600	586,628

		17,909,916

Agricultural Chemicals
Yara International ASA (Norway)	17,700	530,753

Agriculture — 0.1%
Chaoda Modern Agriculture (Hong Kong)	718,000	554,624

Agriculture/Heavy Equipment — 0.1%
Altria Group, Inc.	14,200	995,988

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	375,900	765,020
Cathay Pacific Air (Hong Kong)	146,100	363,606
Qantas Airways Ltd. (Australia)	373,100	1,771,365
Singapore Airlines Ltd. (Singapore)	119,500	1,467,646
Southwest Airlines Co.(a)	114,200	1,702,722

		6,070,359

Auto Components
Rieter Holdings AG (Switzerland)	200	104,546

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	55,000	226,477
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	6,400	894,362
Nifco, Inc. (Japan)	20,600	450,900

		1,571,739

Automobile Manufacturers — 1.6%
Daimler-Chrysler AG (Germany)	43,900	4,061,277
Fuji Heavy Industries Ltd. (Japan)	212,700	1,019,232
General Motors Corp.(a)	29,400	1,111,320
Hino Motors Ltd. (Japan)	123,000	736,252
Honda Motor Co. Ltd. (Japan)	42,900	1,567,919
Nissan Motor Co. Ltd. (Japan)	167,400	1,796,024
Peugeot SA (France)	15,200	1,224,523
Renault SA (France)	5,600	898,179
Toyota Motor Corp. (Japan)	8,400	532,142
Toyota Motor Corp., ADR (Japan)	24,967	3,142,846
Valeo SA (France)	12,700	681,425
Volkswagen AG (Germany)	5,500	877,946

		17,649,085

Automotive Parts — 0.2%
GKN PLC (United Kingdom)	139,700	1,112,077
Pirelli & C SpA (Italy)*	420,200	499,782
Yokohama Rubber Co. Ltd. (The) (Japan)	91,000	685,872

		2,297,731

Banking — 0.6%
EFG International (Switzerland)	19,900	915,023
HBOS PLC (United Kingdom)	285,300	5,611,656

		6,526,679

Banks — 0.4%
Bank of America Corp.	66,400	3,246,296
Bank Rakyat Indonesia (Indonesia)	1,109,000	705,783

		3,952,079

Beverages — 0.6%
Anheuser-Busch Cos., Inc.	44,800	2,336,768
Asahi Breweries Ltd. (Japan)	15,800	245,229
Heinekin NV, ADR (Netherlands)	46,925	1,378,079
InBev NV (Belgium)	31,400	2,487,059

		6,447,135

Biotechnology — 0.5%
Genentech, Inc.*	65,574	4,961,329
Genzyme Corp.*	15,500	998,200

		5,959,529

Broadcasting — 0.2%
Liberty Media Holding Corp. – Capital (Class A Stock)*	11,900	1,400,392
Liberty Media Holding Corp. – Interactive (Class A Stock)*	55,500	1,239,315

		2,639,707

Building Materials — 0.2%
Central Glass Co. Ltd. (Japan)	62,000	346,948
Geberit AG (Switzerland)	4,100	698,588
Lafarge SA (France)	3,000	546,759
Sanwa Shutter Corp. (Japan)	114,000	661,084

		2,253,379

Building Products — 0.1%
Crane Group Ltd. (Australia)	51,000	729,424

Business Services
K.K. DaVinci Advisors (Japan)*	330	289,462

Capital Markets — 0.9%
Credit Suisse Group (Switzerland)	32,500	2,307,210
Daiwa Securities Group, Inc. (Japan)	19,000	202,615
Deutsche Bank AG (Germany)	13,700	1,994,051
Goldman Sachs Group, Inc. (The)	22,565	4,890,964
Nomura Holdings, Inc. (Japan)	25,600	499,005
Tokai Tokyo Securities Co. Ltd. (Japan)	65,000	372,183

		10,266,028

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Chemicals — 1.3%
Air Products & Chemicals, Inc.	9,443	$758,934
Arkema (France)*	17	1,111
Asahi Kasei Corp. (Japan)	65,000	427,614
BASF AG (Germany)	17,400	2,285,389
Ciba Specialty Chemicals AG (Switzerland)	8,900	578,281
Denki Kagaku Kogyo Kabushiki Kiasha (Japan)	108,000	486,822
Dow Chemical Co. (The)	10,600	468,732
DuPont, (E.I.) de Nemours & Co.	35,600	1,809,904
Mitsubishi Chemical Holdings Corp. (Japan)	69,000	634,380
Praxair, Inc.	57,124	4,112,357
Shin-Etsu Chemical Co. Ltd. (Japan)	20,900	1,495,464
Syngenta AG (Switzerland)*	3,100	604,347
Tessenderlo Chemie NV (Belgium)	10,200	622,420

		14,285,755

Clothing & Apparel
Benetton Group SpA (Italy)	2,700	46,932
Honeys Co. Ltd. (Japan)	7,870	317,676

		364,608

Commercial Banks — 2.4%
ABN AMRO Holding NV (Netherlands)	13,000	596,080
Alliance & Leicester PLC (United Kingdom)	29,600	654,416
Allied Irish Banks PLC (Ireland)	45,500	1,242,920
Banco Bilbao Vizcaya Argentaria SA (Spain)	82,200	2,010,193
Banco Popolare di Verona e Novara Scrl (Italy)	19,500	560,674
Banco Santander Central Hispano SA (Spain)	109,100	2,005,475
Barclays PLC (United Kingdom)	118,500	1,648,680
BNP Paribas (France)	16,400	1,948,051
Commonwealth Bank of Australia (Australia)	13,200	618,302
Credit Agricole SA (France)	17,400	706,058
Danske Bank (Denmark)	17,700	723,792
Fukuoka Financial Group, Inc. (Japan)*	269,000	1,778,404
HSBC Holdings PLC (United Kingdom)	26,100	477,904
Industrial & Commercial Bank of China Ltd. ASA (Hong Kong)	169,000	359,216
Industrial & Commercial Bank of China Ltd. (Class H Stock) (Hong Kong)	3,848,000	2,135,809
Intesa Sanpaolo SpA (Italy)	90,500	674,744
Julius Baer Holding AG (Switzerland)	17,800	1,273,586
Lloyds TSB Group PLC (United Kingdom)	112,700	1,252,813
Mellon Financial Corp.	44,600	1,962,400
Nordea Bank AB (Sweden)	59,100	923,077
Royal Bank of Scotland Group PLC (United Kingdom)	120,000	1,518,418
Societe Generale (France)	1,900	352,029
Suruga Bank Ltd. (Japan)	68,000	857,697
Unione di Banche Italiane ScpA (Italy)	10,600	269,428
Verwalt Ungs & Privat-Bank AG (Switzerland)	1,500	391,731

		26,941,897

Commercial Services — 0.7%
Boston Scientific Corp.*	44,500	682,630
Capita Group PLC (The) (United Kingdom)	120,300	1,746,376
Moody’s Corp.	16,970	1,055,534
Randstad Holding NV (Netherlands)	18,600	1,472,167
SGS SA (Switzerland)	896	1,059,489
Waste Management, Inc.	51,000	1,991,550

		8,007,746

Computer Services & Software — 1.4%
Apple, Inc.*	40,604	4,955,312
Dell, Inc.*	44,200	1,261,910
Hitachi Information Systems Ltd. (Japan)	15,600	348,427
Iliad SA (France)	8,000	805,823
Infosys Technologies Ltd., ADR (India)	49,000	2,468,620
International Business Machines Corp.	24,000	2,526,000
Microsoft Corp.	98,900	2,914,583
NEC Fielding Ltd. (Japan)	20,600	261,170
Serco Group PLC (United Kingdom)	87,300	786,979

		16,328,824

Conglomerates — 0.1%
Citic Pacific Ltd. (Hong Kong)	188,000	943,703

Construction — 0.1%
China Communications Construction Co. Ltd. (China)	543,000	972,222
Interserve PLC (United Kingdom)	7,900	75,165
Taylor Woodrow PLC (United Kingdom)	30,000	215,975

		1,263,362

Consumer Finance — 0.1%
American Express Co.	22,200	1,358,196

Consumer Products & Services — 1.1%
Avon Products, Inc.	43,500	1,598,625
Electrolux AB (Class B Stock) (Sweden)	51,600	1,221,725
Fisher & Paykel Appliances Holdings Ltd. (New Zealand)	9,200	24,681

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Consumer Products & Services (cont’d.)
Husqvarna AB (Class A Stock) (Sweden)	630	$8,895
Indesit Co. SpA (Italy)	35,100	817,779
L’Oreal SA (France)	24,400	2,884,097
Newell Rubbermaid, Inc.	52,000	1,530,360
Pacific Brands Ltd. (Australia)	314,600	920,179
Reckitt Benckiser PLC (United Kingdom)	68,300	3,739,122

		12,745,463

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	104,300	660,541

Distribution/Wholesale — 0.1%
Marubeni Corp. (Japan)	105,000	865,584
Sumitomo Corp. (Japan)	21,000	383,756

		1,249,340

Diversified — 0.1%
Anglo American PLC (United Kingdom)	9,900	581,247

Diversified Financial Services — 1.7%
Allco Finance Group Ltd. (Australia)	59,841	539,803
Citigroup, Inc.	48,500	2,487,565
Fannie Mae	20,300	1,326,199
Fortis (Belgium)	11,700	495,891
ING Groep NV (Netherlands)	32,000	1,408,442
JPMorgan Chase & Co.	85,500	4,142,475
Lehman Brothers Holdings, Inc.	65,749	4,899,615
Merrill Lynch & Co., Inc.	20,100	1,679,958
U.S. Bancorp	67,000	2,207,650
UBS AG (Switzerland)	5,300	316,963

		19,504,561

Diversified Machinery
Volvo, AB (Class B Stock) (Sweden)	24,100	479,167

Diversified Manufacturing — 0.7%
3M Co.	18,600	1,614,294
FKI PLC (United Kingdom)	96,800	243,882
Mitsubishi Corp. (Japan)	38,700	1,015,236
Siemens AG, 144A (Germany)	31,800	4,576,143
Tomkins PLC (United Kingdom)	36,100	187,520

		7,637,075

Diversified Metals — 0.1%
Zinifex Ltd. (Australia)	61,400	979,676

Diversified Operations — 0.1%
Davis Service Group PLC (United Kingdom)	47,300	588,794
Mitsui & Co. Ltd. (Japan)	54,000	1,076,711

		1,665,505

Diversified Telecommunication Services — 0.9%
AT&T, Inc.	195,824	8,126,696
Telestra Corp. Ltd. (Australia)	129,300	503,160
Verizon Communications, Inc.	41,200	1,696,204

		10,326,060

Electric — 0.1%
Hongkong Electric Holdings (Hong Kong)	169,500	855,174
Tokyo Electric Power Co., Inc. (The) (Japan)	14,100	453,490

		1,308,664

Electric Products
SMK Corp. (Japan)	16,000	106,688

Electric Utilities — 0.2%
Entergy Corp.	20,200	2,168,470

Electronic Components — 0.8%
Alpine Electronics, Inc. (Japan)	12,900	197,913
Eizo Nanao Corp. (Japan)	25,600	835,833
Fanuc Ltd. (Japan)	21,900	2,262,481
Hitachi Ltd. (Japan)	16,000	113,706
Hon Hai Precision Industry Co. Ltd., GDR (Taiwan)	116,700	2,016,844
Kansai Electric Power Co., Inc. (The) (Japan)	21,000	497,178
NGK Insulators Ltd. (Japan)	78,000	1,919,513
THOMSON (France)	41,400	791,747

		8,635,215

Electronic Equipment & Instruments — 0.1%
Alps Electric Co. Ltd. (Japan)	75,600	756,460
Bekaert SA (Belgium)	2,500	366,647
Toshiba Corp. (Japan)	49,000	427,817

		1,550,924

Electronics — 0.3%
Schneider Electric SA (France)	21,900	3,068,371

Energy-Other
Q-Cells AG (Germany)*	5,900	508,944

Engineering/Construction
WorleyParsons Ltd. (Australia)	15,400	443,909

Engineering/R&D Services — 0.4%
ABB Ltd. (Switzerland)	179,200	4,040,562

Entertainment & Leisure — 0.8%
Disney (Walt) Co. (The)	36,500	1,246,110
Las Vegas Sands, Inc.*(a)	51,081	3,902,077
MGM Mirage*	38,241	3,154,118
Sankyo Co. Ltd. (Japan)	12,800	539,549

		8,841,854

Equipment Services — 0.1%
BlueScope Steel Ltd. (Australia)	81,700	716,205

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Exchange Traded Funds — 9.6%
Energy Select Sector SPDR Index Fund(a)	40,425	$2,788,921
Health Care Select Sector SPDR Fund(a)	142,570	5,034,147
Industrial Select Sector Fund(a)	43,550	1,700,192
iShares MSCI Brazil Index Fund(a)	41,500	2,548,930
iShares MSCI Canada Index Fund(a)	37,500	1,119,750
iShares MSCI EAFE Index Fund(a)	210,375	16,991,989
iShares MSCI Emerging Markets Index Fund(a)	40,380	5,316,027
iShares MSCI Germany Index Fund(a)	188,210	6,229,751
iShares MSCI Japan Index Fund	39,650	575,322
iShares Russell 1000 Growth Index Fund	610,450	36,144,744
iShares Russell 1000 Value Index Fund	203,925	17,688,454
iShares S&P Global 100 Index Fund	125,600	10,088,192
iShares S&P Global Energy Sector Index Fund(a)	21,635	2,800,434

		109,026,853

Farming & Agriculture — 0.5%
AWB Ltd. (Australia)	149,600	546,643
Kuala Lumpur Kepong BHD (Malaysia)	131,300	490,592
Monsanto Co.	73,431	4,959,530

		5,996,765

Finance – Consumer Loans
Cattles PLC (United Kingdom)	23,300	182,481
Promise Co. Ltd. (Japan)	7,700	237,645

		420,126

Financial – Bank & Trust — 1.4%
Anglo Irish Bank Corp. PLC (Ireland)	75,000	1,539,260
China Merchants Bank Co. Ltd. (Hong Kong)	615,600	1,873,757
Fifth Third Bancorp	42,500	1,690,225
State Street Corp.	24,600	1,682,640
Svenska Handelsbanken AB (Class A Stock) (Sweden)	44,600	1,255,337
UBS AG (Switzerland)	63,553	3,813,815
Wells Fargo & Co.	116,738	4,105,675

		15,960,709

Financial Services — 1.9%
Alpha Bank AE (Greece)	7,000	219,451
Ameriprise Financial, Inc.	24,100	1,532,037
Bumiputra – Commerce Holdings BHD (Malaysia)	196,600	666,248
Eurazeo (France)	8,497	1,227,841
H&R Block, Inc.	63,100	1,474,647
Macquarie Bank Ltd. (Australia)	44,800	3,228,432
Man Group PLC (United Kingdom)	150,100	1,825,805
MasterCard, Inc. (Class A Stock)	40,417	6,703,968
National Bank of Greece, ADR (Greece)	128,900	1,477,194
ORIX Corp. (Japan)	12,600	3,320,771

		21,676,394

Foods — 2.0%
Campbell Soup Co.	16,100	624,841
Casino Guichard Perrachon SA (France)	3,500	353,907
Coca-Cola Co. (The)	44,600	2,333,026
CSM (Netherlands)	19,500	689,827
Dairy Crest Group PLC (United Kingdom)	13,100	178,229
East Asiatic Co. Ltd. A/S (Denmark)	11,600	637,964
General Mills, Inc.	21,200	1,238,504
Greggs PLC (United Kingdom)	5,400	528,689
Kraft Foods, Inc. (Class A Stock)	65,199	2,298,265
McDonald’s Corp.	113,437	5,758,062
Nestle SA (Switzerland)	6,150	2,336,837
Q.P. Corp. (Japan)	11,400	109,625
Suedzucker AG (Germany)	23,600	524,268
Tate & Lyle PLC (United Kingdom)	2,300	26,101
Wal-Mart Stores, Inc.	37,300	1,794,503
Woolworths Ltd. (Australia)	127,400	2,916,271

		22,348,919

Forest Products & Paper — 0.1%
Stora Enso Oyj (Class R Stock) (Finland)	50,500	950,176

Gas Distribution
Centrica PLC (United Kingdom)	34,700	269,594

Healthcare Providers & Services — 0.9%
Burlington Northern Santa Fe Corp.	31,948	2,720,053
UnitedHealth Group, Inc.	137,609	7,037,324

		9,757,377

Household Products/Wares
Husqvarna AB (Class B Stock) (Sweden)	1,400	19,818

Industrial Conglomerates — 0.7%
General Electric Co.	124,800	4,777,344
Tyco International Ltd.*	95,200	3,216,808

		7,994,152

Instruments – Controls
Rotork PLC (United Kingdom)	28,300	517,033

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Insurance — 2.1%
Aegon N.V. (Netherlands)	43,700	$860,104
American International Group, Inc.	34,200	2,395,026
Aviva PLC (United Kingdom)	8,300	123,211
AXA SA (France)	60,400	2,596,334
Baloise Holding AG (Switzerland)	6,100	601,671
Beazley Group PLC (United Kingdom)	208,800	613,149
Brit Insurance Holdings PLC (United Kingdom)	106,200	729,592
CNP Assurances (France)	1,500	191,669
Fondiaria SAI SpA (Italy)	26,900	1,300,508
Genworth Financial, Inc. (Class A Stock)	47,000	1,616,800
Hartford Financial Services Group, Inc.	14,300	1,408,693
Hiscox Ltd. (United Kingdom)	85,200	486,408
Irish Life & Permanent PLC (Ireland)	25,000	631,129
Legal & General PLC (United Kingdom)	216,700	650,113
Lincoln National Corp.	16,200	1,149,390
Marsh & McLennan Cos., Inc.	93,900	2,899,632
Muenchener Rueckversicherungs AG (Germany)	4,800	883,456
QBE Insurance Group Ltd. (Australia)	68,900	1,822,504
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	259,400	754,659
Swiss Reinsurance (Switzerland)	20,000	1,824,002
Zurich Financial Services AG (Switzerland)	2,300	711,000

		24,249,050

Internet — 0.5%
Google, Inc. (Class A Stock)*	10,665	5,581,848

Investment Firms — 0.2%
Morgan Stanley	24,200	2,029,896

Iron/Steel
Ssab Svenskt Stal AB, Series B (Sweden)	8,700	329,672

Leisure Equipment — 0.2%
Nintendo Co. Ltd. (Japan)	7,400	2,710,579

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	700	528,267
Heidelberger Druckmaschinen AG (Germany)	14,900	722,788

		1,251,055

Machinery – Construction & Mining — 0.2%
Komatsu Ltd. (Japan)	65,300	1,898,672

Media — 1.8%
CBS Corp. (Class B Stock)	21,300	709,716
Comcast Corp. (Class A Stock)*	279,503	7,859,624
Dow Jones & Co., Inc.	22,000	1,263,900
Jupiter Telecommunications Co. Ltd. (Japan)*	1,062	879,789
Naspers Ltd. (Class N Stock) (South Africa)	27,800	714,248
New York Times Co. (The) (Class A Stock)(a)	43,100	1,094,740
News Corp. (Class A Stock)	61,879	1,312,454
Rogers Communications, Inc. (Class B Stock) (Canada)	51,900	2,212,906
Time Warner, Inc.	115,100	2,421,704
Trinity Mirror PLC (United Kingdom)	69,000	732,981
Viacom, Inc. (Class B Stock)*	23,500	978,305

		20,180,367

Medical Supplies & Equipment — 0.5%
Cie Generale d’Optique Essilor International SA (France)	12,400	1,476,912
Johnson & Johnson	35,100	2,162,862
Nipro Corp. (Japan)	36,000	741,198
Nobel Biocare Holding AG (Switzerland)	2,420	789,963
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock) (Hong Kong)	10,700	24,084

		5,195,019

Metals & Mining — 1.1%
Aluminium of Greece S.A.I.C. (Greece)	18,400	351,939
Cia Vale Do Rio Doce (Brazil)	61,200	2,726,460
Freeport-McMoRan Copper & Gold, Inc.	40,618	3,363,983
Nucor Corp.	6,500	381,225
Rautaruukki Oyj (Finland)	9,900	632,427
ThyssenKrupp AG (Germany)	27,800	1,655,793
Vedanta Resources PLC (United Kingdom)	48,700	1,569,786
Xstrata PLC (United Kingdom)	34,800	2,071,748

		12,753,361

Multimedia — 0.1%
Vivendi (France)	16,700	718,396

Office Equipment — 0.1%
OCE NV (Netherlands)	43,200	842,557
Ricoh Co. Ltd. (Japan)	23,000	532,386

		1,374,943

Oil & Gas — 2.0%
Baker Hughes, Inc.	61,747	5,194,775
Cameron International Corp.*	23,122	1,652,530
Eni SpA (Italy)	43,500	1,577,197
Exxon Mobil Corp.	47,100	3,950,748
Motor Oil Hellas Corinth Refineries SA (Greece)	2,600	68,121
Murphy Oil Corp.	30,500	1,812,920

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Oil & Gas (cont’d.)
NiSource, Inc.	49,200	$1,018,932
Norsk Hydro ASA (Norway)	16,000	613,686
Total SA (France)	25,200	2,043,171
Total SA, ADR (France)	51,400	4,162,372

		22,094,452

Oil, Gas & Consumable Fuels — 3.4%
Acergy SA (United Kingdom)	32,200	724,909
Anadarko Petroleum Corp.	31,629	1,644,392
Apache Corp.	5,041	411,295
BG Group PLC (United Kingdom)	224,410	3,678,656
BP PLC (United Kingdom)	199,900	2,405,260
ChevronTexaco Corp.	47,900	4,035,096
Cosmo Oil Co. Ltd. (Japan)	224,000	1,237,117
Devon Energy Corp.	9,523	745,556
Marathon Oil Corp.	11,816	708,487
Nippon Oil Corp. (Japan)	174,000	1,619,525
Petroleo Brasileiro SA, ADR (Brazil)	9,700	1,034,796
Repsol YPF SA (Spain)	53,100	2,102,152
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	109,100	4,547,944
Royal Dutch Shell PLC, ADR (United Kingdom)	20,600	1,672,720
Saipem SpA (Italy)	85,100	2,903,649
Schlumberger Ltd.	94,705	8,044,243
Snam Rete Gas SpA (Italy)	74,000	437,569

		37,953,366

Paper & Forest Products — 0.4%
Bowater, Inc.	23,500	586,325
DS Smith PLC (United Kingdom)	101,000	467,189
International Paper Co.(a)	58,500	2,284,425
Nine Dragons Paper Holdings Ltd. (Hong Kong)	115,000	267,969
Nippon Unipac Group, Inc. (Japan)	200	665,990
Oji Paper Co. Ltd. (Japan)	22,000	107,029
Rengo Co. Ltd. (Japan)	6,000	29,628

		4,408,555

Pharmaceuticals — 1.7%
Altana AG (Germany)	5,100	123,185
Astellas Pharma, Inc. (Japan)	12,800	557,222
AstraZeneca PLC (United Kingdom)	42,400	2,272,253
Bristol-Myers Squibb Co.	26,900	848,964
GlaxoSmithKline PLC (United Kingdom)	39,500	1,028,975
Merck & Co., Inc.	58,200	2,898,360
Pfizer, Inc.	88,200	2,255,274
Roche Holding AG (Switzerland)	12,800	2,267,988
Sanofi-Aventis (France)	12,600	1,017,920
Santen Pharmaceutical Co. Ltd. (Japan)	3,200	77,970
Schering-Plough Corp.	138,381	4,212,318
Tanabe Seiyaku Co. Ltd. (Japan)	100	1,192
Wyeth	31,400	1,800,476

		19,362,097

Pipelines — 0.1%
Spectra Energy Corp.	30,100	781,396

Printing
Toppan Printing Co. Ltd. (Japan)	31,000	333,604

Real Estate — 1.1%
Aeon Mall Co. Ltd. (Japan)	32,300	994,250
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	47,250	1,890,000
CapitaLand Ltd. (Singapore)	651,000	3,444,782
CB Richard Ellis Group, Inc.*	26,358	962,067
Hopson Development Holdings Ltd. (Hong Kong)	37,800	106,112
Li & Fung Ltd. (Hong Kong)	469,000	1,688,453
PIK Group, GDR (Russia)*(a)	27,000	675,000
ProLogis, REIT	24,704	1,405,657
Raiffeisen International Bank Holding AG (Austria)	6,600	1,042,464

		12,208,785

Retail & Merchandising — 1.5%
Centros Comerciales Sudamericanos SA, ADR (Chile)*	13,400	833,764
CVS Caremark Corp.	52,846	1,926,237
DSG International PLC (United Kingdom)	126,900	402,220
Esprit Holdings Ltd. (Hong Kong)	132,700	1,683,528
Home Depot, Inc. (The)	63,300	2,490,855
Inditex SA (Spain)	35,700	2,101,271
Plenus Co. Ltd. (Japan)	35,600	649,112
RadioShack Corp.(a)	14,100	467,274
Rallye SA (France)	7,700	520,000
Shoppers Drug Mart Corp. (Canada)	29,200	1,352,479
Valora Holding AG (Switzerland)	600	156,566
Wal-Mart de Mexico SAB de CV (Mexico)	524,410	1,990,171
Yum! Brands, Inc.	71,048	2,324,690

		16,898,167

Rubber/Plastic Products
Kureha Corp. (Japan)	77,000	382,108

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	265,465	6,307,448
Taiwan Semiconductor Manufacturing Co. Ltd.	109,200	1,213,420

		7,520,868

Specialty Retail — 0.2%
Lowe’s Cos., Inc.	63,519	1,949,398

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Steel Producers/Products — 0.2%
Nippon Steel Corp. (Japan)	89,000	$627,428
Smorgon Steel Group Ltd. (Australia)	320,400	727,984
Voestalpine AG (Austria)	6,000	504,363

		1,859,775

Telecommunications — 2.9%
America Movil SAB de CV, Series L (Mexico)	865,400	2,672,258
America Movil SAB de CV, Series L, ADR (Mexico)	52,147	3,229,464
BT Group PLC (United Kingdom)	317,500	2,113,136
Carphone Warehouse Group (United Kingdom)	96,400	633,646
China Mobile Ltd. (Hong Kong)	291,000	3,124,290
Cisco Systems, Inc.*	138,628	3,860,790
Deutsche Telekom AG (Germany)	17,100	316,094
Mobileone Ltd. (Singapore)	153,900	221,186
MTN Group (South Africa)	92,500	1,257,343
Nippon Telegraph & Telephone Corp. (Japan)	300	1,332,792
Nokia Oyj (Finland)	19,300	542,046
NTT Docomo, Inc. (Japan)	1,000	1,583,756
PT Telekomunikasi (Indonesia)	962,500	1,049,322
Qwest Communications International, Inc.*	103,300	1,002,010
Royal KPN NV (Netherlands)	76,800	1,274,173
Swisscom AG (Switzerland)	2,600	888,890
Telefonica SA (Spain)	24,500	545,225
Tesco PLC (United Kingdom)	439,100	3,673,818
Uniden Corp. (Japan)	18,000	131,866
Vodafone Group PLC (United Kingdom)	998,500	3,345,785

		32,797,890

Thrifts & Mortgage Finance — 0.1%
Bradford & Bingley PLC (United Kingdom)	69,600	548,082

Transportation — 1.2%
FedEx Corp.	36,957	4,101,118
Kuehne & Nagel International AG (Switzerland)	14,100	1,298,652
Neptune Orient Lines Ltd. (Singapore)	58,000	200,817
Toll Holdings Ltd. (Australia)	100,400	1,233,380
Union Pacific Corp.	54,053	6,224,203

		13,058,170

Utilities — 0.4%
Duke Energy Corp.	56,900	1,041,270
Energias de Portugal SA (Portugal)	78,800	435,735
Hokkaido Electric Power Co., Inc. (Japan)	15,400	334,579
Illinois Tool Works, Inc.	35,200	1,907,488
Kyushu Electric Power Co., Inc. (Japan)	14,100	369,892

		4,088,964

Water — 0.2%
Veolia Environment (France)	35,112	2,757,731

Wireless Telecommunication Services — 0.2%
Alltel Corp.	13,500	911,925
Sprint Nextel Corp.	87,800	1,818,338

		2,730,263

TOTAL COMMON STOCKS
(cost $636,695,134)		699,309,090

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 17.3%
Federal Home Loan Mortgage Corp.
4.682%(c)	03/01/35	$402	395,387
4.81%(c)	06/01/35	544	529,036
4.98%(c)	04/01/35	412	403,808
Federal National Mortgage Assoc.
4.50%	04/01/13-05/01/22	2,288	2,205,415
5.00%	02/01/36-06/01/37	11,863	11,135,905
5.09%(c)	06/01/35	532	528,774
5.50%	10/01/36-06/01/37	24,458	23,590,685
5.50%	TBA	40,400	38,960,750
5.50%	TBA	2,000	1,927,656
5.50%	TBA	37,000	35,681,875
6.00%	03/01/36	922	912,579
6.00%	03/01/36-01/01/37	19,411	19,212,366
6.00%	TBA	42,100	41,639,510
6.00%	TBA	5,000	4,945,310
6.227%(c)	11/01/42-07/01/44	1,774	1,799,892
4.795%(c)	11/01/35	298	296,258
Government National Mortgage Assoc.
6.00%	04/15/36-07/15/36	2,341	2,328,786
5.00%	03/15/36-06/15/37	10,000	9,458,189

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $197,337,400)			195,952,181

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Inflationary Index Bonds, (TIPS)
0.875%	04/15/10	3,200	3,315,581
1.625%	01/15/15	2,000	2,012,323
1.875%	07/15/13-07/15/15	9,500	9,689,036
2.00%	04/15/12-01/15/26	21,700	21,722,985
2.375%	04/15/11-01/15/27	42,866	43,900,711
2.50%	07/15/16	12,300	12,447,675
3.00%	07/15/12	700	820,262
3.625%	04/15/28	3,500	5,181,596
3.875%	01/15/09-04/15/29	8,000	11,430,886

			110,521,055

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity		Amount	Value
Rate	Date		(000)#	(Note 2)

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
4.25%	01/15/11		$2,000	$1,957,812
4.50%	11/15/15		100	96,453
4.375%	01/31/08		300	299,016
4.75%	02/28/09-05/15/14		6,200	6,160,867

				8,514,148

U.S. Treasury Strips
4.78%	05/15/14		2,250	1,600,540

TOTAL U.S. TREASURY OBLIGATIONS
(cost $120,487,556)				120,635,743

		Moody’s
		Ratings

CORPORATE BONDS — 7.3%
Advertising — 0.1%
Codelco, Inc., Unsec’d. Notes (United Kingdom)
6.15%	10/24/36	NR	750	735,750
Omnicom Group, Inc., Gtd. Notes
5.90%	04/15/16	Baa1	200	197,557
Petronas Capital Ltd., Gtd. Notes (Malaysia)
7.875%	05/22/22	NR	500	588,010

				1,521,317

Aerospace
Goodrich Corp., Notes
6.29%	07/01/16	Baa2	100	102,131

Airlines
Southwest Airlines Co., Unsub. Notes
6.50%	03/01/12	Baa1	100	102,483

Automobiles
DaimlerChrysler NA Holding Corp., Gtd. Notes
5.84%(c)	09/10/07	Baa1	400	400,317

Automotive Parts
Autozone, Inc., Notes
6.50%	07/15/08	Baa2	100	100,951

Banks — 0.6%
American Express Bank FSB, Notes
5.34%(c)	06/12/09	Aa3	500	499,936
Bank of America NA, Notes
5.36%(c)	06/12/09	Aaa	500	499,938
Sr. Notes
5.36%(c)	12/18/08	Aaa	1,250	1,250,287
Banque Centrale de Tunisie, Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2	100	106,680
BNP Paribas, Sub. Notes, 144A (France)
5.186%(c)	06/29/49	Aa3	200	186,483
HBOS PLC, Sub. Notes
5.92%(c)	09/29/49	A1	700	656,506
HSBC Holdings PLC, Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	600	616,603
Korea Development Bank, Notes (Korea)
4.25%	11/13/07	Aa3	231	229,590
Rabobank Capital Funding Trust, Gtd. Notes, 144A
5.254%(c)	12/29/49	Aa2	200	187,262
Realkredit Danmark AS, Mortgage (Denmark)
5.00%(c)	10/01/38	Aaa	DKK 4,289	735,952
UFJ Finance Aruba AEC, Bank Gtd. Notes (Aruba)
8.75%	11/29/49	Aa3	400	415,280
VTB Capital SA for Vneshtorgbank, Sr. Notes
5.955%(c)	08/01/08	A2	300	300,300
Wells Fargo Capital X, Bank Gtd. Notes
5.95%	12/15/86	Aa2	100	93,276
Westpac Banking Corp., Sr. Unsec’d. Notes
5.28%(c)	06/06/08	Aa1	700	700,108

				6,478,201

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes, 144A
5.44%(c)	11/28/08	A2	2,800	2,800,524

Construction — 0.4%
C8 Capital SPV Ltd., Notes(g)
6.64%(c)	12/29/49	BBB-(d)	2,000	1,970,100
Notes, 144A
6.64%(c)	12/29/49	BBB-(d)	1,900	1,866,028
DR Horton, Inc., Sr. Unsub. Notes
6.00%	04/15/11	Baa3	100	97,479

				3,933,607

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Consumer Products & Services
FedEx Corp., Gtd. Notes
5.436%(c)	08/08/07	Baa2	$200	$200,037
Newell Rubbermaid, Inc., Notes
4.00%	05/01/10	Baa2	100	95,945

				295,982

Containers & Packaging
Sealed Air Corp., Notes, 144A
5.625%	07/15/13	Baa3	100	98,507

Diversified Financial Services — 1.3%
American Honda Finance Corp., Notes, MTN, 144A
5.375%(c)	01/23/08	Aa3	900	900,493
Bae Systems Holdings, Inc., Gtd. Notes, 144A
6.40%	12/15/11	Baa2	100	102,868
Bear Stearns Cos., Inc. (The), Notes, MTN
5.30%(c)	01/09/08	A1	900	899,760
El Paso Performance-Linked Trust, Notes, 144A
7.75%	07/15/11	Ba3	200	206,000
Ford Motor Credit Co. LLC, Notes
7.80%	06/01/12	B1	100	97,553
Sr. Notes
7.25%	10/25/11	B1	500	481,216
Sr. Unsec’d. Notes
8.11%(c)	01/13/12	B1	400	398,985
GATX Financial Corp., Sr. Notes
5.125%	04/15/10	Baa1	100	98,731
General Electric Capital Corp., Notes, MTN
5.39%(c)	03/16/09	Aaa	500	500,074
Sr. Notes, MTN
5.455%(c)	10/21/10	Aaa	300	300,361
Sr. Unsec’d. Notes, MTN
5.355%(c)	10/24/08	Aaa	900	900,366
5.385%(c)	10/26/09	Aaa	100	100,020
GMAC LLC, Sr. Unsub. Notes
6.00%(c)	12/15/11	Ba1	100	95,070
Unsub. Notes, MTN
6.50%(c)	09/23/08	Ba1	300	300,003
6.61%(c)	05/15/09	Ba1	1700	1,699,928
Kaupthing Bank, Sr. Notes, 144A (Iceland)
5.75%	10/04/11	Aa3	100	99,655
Majapahit Holding BV, Gtd. Notes (Netherlands)
7.25%	10/17/11	B1	1,850	1,890,848
ORIX Corp., Unsub. Notes (Japan)
5.48%	11/22/11	Baa1	100	98,581
SB Treasury Co. LLC, Bonds, 144A
9.40%(c)	12/29/49	A1	300	310,406
SLM Corp., Notes, MTN
3.625%	03/17/08	A2	1,900	1,866,351
5.565%(c)	07/25/08	A2	200	198,614
Sr. Notes, MTN
5.575%(c)	07/25/07	A2	900	899,644
Sr. Notes, 144A
5.33%(c)	04/18/08	A2	400	397,600
SMFG Preferred Capital, Sub. Notes, 144A
6.078%(c)	01/29/49	A2	200	192,402
TNK BP Finance SA, Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2	1,750	1,804,250

				14,839,779

Diversified Operations — 0.1%
EnCana Holdings Finance Corp., Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	100	99,518
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands)
5.41%(c)	08/14/09	Aa3	300	299,911
TNB Capital Ltd., Gtd. Notes (Malaysia)
5.25%	05/05/15	Baa1	200	192,011

				591,440

Electric — 0.2%
Consumers Energy Co., First Mortgage
5.00%	02/15/12	Baa1	200	194,381
Edison Mission Energy, Sr. Notes, 144A
7.00%	05/15/17	B1	200	188,500
Enersis SA, Bonds (Chile)
7.375%	01/15/14	Baa3	1,000	1,059,797
FirstEnergy Corp., Unsub. Notes
6.45%	11/15/11	Baa3	100	102,541
TXU Energy Co. LLC, Sr. Unsec’d. Notes, 144A
5.86%(c)	09/16/08	Baa2	300	300,116

				1,845,335

Energy – Diversified Energy
PESG Energy Holdings LLC, Sr. Notes
8.625%	02/15/08	Ba3	41	41,541

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Environmental Services
Browning-Ferries Industries, Inc., Sr. Notes
6.375%	01/15/08	B1	$200	$200,000

Financial – Bank & Trust — 0.9%
Export-Import Bank of Korea, (South Korea) Notes
5.45%(c)	06/01/09	Aa3	500	499,987
Notes, 144A
5.58%(c)	10/04/11	Aa3	250	250,044
Sr. Unsub. Notes
4.25%	11/27/07	Aa3	78	77,601
Glitnir Banki HF, Bonds, 144A (Iceland)
5.829%(c)	01/18/12	Aa3	200	201,057
Goldman Sachs Group, Inc., Notes, MTN
5.45%(c)	12/22/08	Aa3	200	200,199
HSBC Capital Funding LP, Bank Gtd. Notes, 144A
9.547%(c)	12/29/49	A1	700	772,979
Intesa Bank Overseas Ltd., Bank Gtd. Notes (Cayman Islands)
6.21%(c)	01/02/08	Aa3	900	906,201
Mizuho Financial Group Cayman Ltd., Bank Gtd. Notes (Cayman Islands)
8.375%	12/29/49	Aa3	700	730,926
Royal Bank of Scotland NY, Notes
5.26%(c)	09/14/07	Aaa	300	300,018
Royal Bank of Scotland PLC (The), Sub. Notes, MTN (United Kingdom)
5.75%(c)	07/06/12	Aa1	400	400,007
RSHB Capital SA for OJSC Russian Agriculture Bank, Bonds (Luxembourg)
7.175%	05/16/13	A3	3,000	3,092,370
Santander US, Bank Gtd. Notes, 144A (Spain)
5.42%(c)	11/20/09	Aa1	200	200,032
StateStreet Capital Trust IV, Gtd. Notes
6.355%(c)	06/15/37	A1	300	300,885
Unicredit Luxembourg Finance SA, Sr. Notes, 144A (Luxembourg)
5.405%(c)	10/24/08	A1	1,300	1,300,365
US Bank NA, Sr. Unsec’d. Notes
5.29%(c)	11/30/07	Aa1	900	899,902

				10,132,573

Financial Services — 0.7%
Bank of America Corp., Sr. Notes
5.62%(c)	10/14/16	Aa1	500	501,773
Citigroup Funding, Inc., Notes, MTN
5.32%(c)	04/23/09	Aa1	500	499,976
Citigroup, Inc., Notes
5.40%	12/26/08	Aa1	100	100,049
General Motors Acceptance Corp. LLC, Unsub. Notes, MTN
6.51%(c)	09/23/08	Ba1	500	500,005
Goldman Sachs Group, Inc. (The), Bonds
5.40%(c)	12/23/08	Aa3	300	300,004
5.406%(c)	12/23/08	Aa3	500	500,006
HBOS Treasury Services PLC, Bank Gtd. Notes, MTN, 144A (United Kingdom)
5.32%(c)	07/17/08	Aa1	800	800,448
HSBC Finance Corp., Sr. Notes
5.36%(c)	05/21/08	Aa3	100	100,048
5.415%(c)	10/21/09	Aa3	100	100,009
International Lease Finance Corp., Notes, MTN
5.698%(c)	04/20/09	A1	100	100,479
JPMorgan Chase & Co., Notes, MTN
5.44%(c)	06/25/10	Aa2	400	400,224
Sr. Unsec’d. Notes, MTN
5.41%(c)	06/26/09	Aa2	500	500,470
JPMorgan Chase Capital XX, Jr. Sub. Notes
6.55%	09/29/36	Aa3	100	96,305
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	Aa3	200	190,083
Landsbanki Islands, Notes, 144A
6.10%	08/25/11	NR	100	101,264
Lehman Brothers Holdings, Inc., Notes, MTN
5.41%(c)	12/23/08	A1	900	900,643
Merrill Lynch & Co., Inc., Notes, MTN
5.395%(c)	10/23/08	Aa3	200	200,232
Sr. Unsec’d. Notes, MTN
5.44%(c)	12/04/09	Aa3	400	399,988
Morgan Stanley, Notes, MTN
5.84%(c)	10/15/15	Aa3	100	100,098
Sr. Notes, MTN
5.485%(c)	01/18/08	Aa3	1,000	1,000,682

				7,392,786

Foods
Kraft Foods, Inc., Sr. Unsec’d. Notes
6.25%	06/01/12	Baa1	100	101,635
Sara Lee Corp., Sr. Unsec’d. Notes
6.25%	09/15/11	Baa1	100	101,745

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount		Value
Rate	Date	Ratings	(000)#		(Note 2)

CORPORATE BONDS (Continued)
Foods (cont’d.)
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
6.125%	06/15/11	Baa2		$100	$100,847

					304,227

Gaming
Mandalay Resort Group,
Sr. Unsec’d. Notes
6.50%	07/31/09	Ba2		300	300,000
10.25%	08/01/07	B1		100	100,250

					400,250

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Baa3		100	99,557

Hospitals/Hospital Management
Fresenius Medical Care Capital Trust II,
Gtd. Notes
7.875%	02/01/08	B1		300	301,500

Insurance
American International Group, Inc.,
Jr. Sub. Notes
4.875%(c)	03/15/67	Aa3	EUR	100	128,171
Sr. Notes, 144A
5.365%(c)	06/23/08	Aa2		200	200,037

					328,208

Lodging
Royal Caribbean Cruises Ltd.,
Sr. Notes (Liberia)
8.00%	05/15/10	Ba1		200	209,656

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
5.59%(c)	11/13/09	Baa2		1,100	1,101,057

Medical Supplies & Equipment
Merck & Co., Inc.,
Notes
4.75%	03/01/15	Aa3		200	188,166

Metals & Mining — 0.3%
Alcan Inc.,
Debs. (Canada)
6.45%	03/15/11	Baa1		100	102,167
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.125%	03/29/12	A1		300	293,937
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.546%(c)	04/01/15	Ba3		200	209,500
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/23/17	Baa3		1,000	991,820
6.25%	01/23/17	Baa3		400	396,746
8.25%	01/17/34	Baa3		750	877,276

					2,871,446

Office Equipment
Xerox Corp.,
Gtd. Notes
9.75%	01/15/09	Baa3		100	105,783

Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.,
Gtd. Notes
2.50%(c)	05/15/37	Ba2		400	408,000
El Paso Corp.,
Notes, MTN
6.95%	12/15/07	Ba3		100	100,550
Gaz Capital (Gazprom),
Sr. Notes
5.875%	06/01/15	A3	EUR	1,500	2,043,947
Pemex Project Funding Master Trust,
Gtd. Notes
7.375%	12/15/14	Baa1		3,000	3,260,535
Ras Laffan Liquefied Natural Gas Co. Ltd.,
Bonds, 144A(g)
5.298%	09/30/20	Aa3		2,800	2,603,720
Sonat, Inc.,
Notes
6.75%	10/01/07	Ba3		100	100,257
Transocean, Inc.,
Unsec’d. Notes
5.56%(c)	09/05/08	Baa1		300	300,196

					8,817,205

Personnel Services
Service Corp. International,
Sr. Unsec’d. Notes
6.50%	03/15/08	B1		300	299,923

Petroleum Exploration & Production — 0.9%
Gazprom Partcipation,
Notes (Germany)
9.625%	03/01/13	NR	EUR	4,800	5,549,760
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1		1,300	1,275,300
Tengizchevroil Financial Co. LLP,
Notes, 144A (Kazakhstan)(g)
6.124%	11/15/14	NR		2,750	2,695,275

					9,520,335

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Pharmaceuticals
Cardinal Health, Inc.,
Bonds, 144A
5.63%(c)	10/02/09	Baa2	$300	$300,179

Pipelines
Roseton/Danskammer,
Pass-Through Certificates
7.27%	11/08/10	Ba3	200	202,250

Real Estate Investment Trusts
Nationwide Health Properties,
Unsec’d. Notes
6.50%	07/15/11	Baa3	200	203,238
Vornado Realty LP,
Sr. Unsec’d. Notes
5.60%	02/15/11	Baa2	100	99,351

				302,589

Retail
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.485%(c)	12/16/09	Aa3	200	199,689

Retail & Merchandising — 0.1%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/11	Baa2	100	99,993
JC Penney Corp., Inc.,
Notes
7.375%	08/15/08	Baa3	200	202,838
Wal-Mart Stores, Inc.,
Sr. Notes
5.26%(c)	06/16/08	Aa2	200	199,927

				502,758

Telecommunications — 0.5%
America Movil SAB de CV, (Mexico)
Gtd. Notes
5.50%	03/01/14	A3	2,350	2,296,780
Gtd. Notes, 144A
5.46%(c)	06/27/08	A3	500	499,455
BellSouth Corp.,
Bonds
5.20%	09/15/14	A2	100	95,963
Notes
4.24%	04/26/21	A2	400	396,419
Notes, 144A
4.24%	04/26/21	A2	1,200	1,189,256
Sr. Unsec’d. Notes
5.46%(c)	08/15/08	A2	200	200,152
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	101,908
Intelsat Ltd.,
Sr. Unsec’d. Notes (Bermuda)
5.25%	11/01/08	Caa1	200	197,000
Rogers Wireless, Inc.,
Gtd. Notes (Canada)
7.25%	12/15/12	Baa3	100	105,586

				5,082,519

Tobacco — 0.1%
Reynolds American, Inc.,
Notes
6.06%(c)	06/15/11	Ba1	500	500,000

Transportation
CSX Corp.,
Notes
6.30%	03/15/12	Baa3	100	101,936
Ryder System, Inc.,
Notes, MTN
5.85%	11/01/16	Baa1	100	96,627

				198,563

Utilities
Exelon Corp.,
Sr. Notes
6.75%	05/01/11	Baa2	100	103,032

Utilities – Electric
CMS Energy Corp.,
Sr. Notes
7.50%	01/15/09	Ba1	200	205,592

TOTAL CORPORATE BONDS
(cost $83,669,280)				83,021,958

ASSET-BACKED SECURITIES — 3.3%
Aames Mortgage Investment Trust,
Series 2006-1, Class A1
5.38%(c)	04/25/36	Aaa	47	47,196
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
5.37%(c)	08/25/36	Aaa	122	122,119
Series 2006-CW1, Class A2A
5.37%(c)	07/25/36	Aaa	51	50,713
Series 2006-FM2, Class A2A
5.37%(c)	08/25/36	Aaa	219	219,162
Series 2006-HE1, Class A2A
5.40%(c)	02/25/36	Aaa	55	55,171
Series 2006-HE2, Class A2A
5.38%(c)	05/25/36	Aaa	57	56,690
Series 2006-HE4, Class A2A
5.38%(c)	10/25/36	Aaa	149	149,246
Series 2007-ASP2, Class A2A
5.41%(c)	06/25/37	Aaa	488	488,460
Argent Securities, Inc.,
Series 2006-M2, Class A2A
5.37%(c)	09/25/36	Aaa	180	180,311
Series 2006-M3, Class A2A
5.37%(c)	10/25/36	Aaa	205	205,158
5.37%(c)	10/25/36	Aaa	137	136,772
Series 2006-W5, Class A2A
5.36%(c)	06/25/36	Aaa	213	213,135

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

ASSET-BACKED SECURITIES (Continued)
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
5.67%(c)	06/25/34 (d)	AAA(d)	$174	$174,757
Series 2006-HE1, Class A2A
5.38%(c)	01/25/37	Aaa	377	376,822
Series 2006-OPT1, Class A3A
5.36%(c)	09/25/36	Aaa	189	188,575
Series 2006-OPT2, Class A3A
5.38%(c)	10/25/36	Aaa	118	117,938
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
5.595%(c)	09/25/34	Aaa	29	29,098
Series 2006-HE7, Class A2
5.37%(c)	11/25/36	Aaa	171	171,124
Bear Stearns Asset Backed Securities, Inc.,
Series 2006-AQ1, Class 2A1
5.40%(c)	09/25/36	Aaa	165	164,467
Series 2006-HE9, Class 1A1
5.37%(c)	09/25/36	Aaa	231	231,006
Carrington Mortgage Loan Trust,
Series 2006-NC5, Class A1
5.37%(c)	12/25/36	Aaa	408	407,555
Centex Home Equity,
Series 2006-A, Class AV1
5.37%(c)	06/25/36	Aaa	61	60,712
Chase Credit Card Master Trust,
Series 2002-7, Class A
5.44%(c)	02/15/10	Aaa	300	300,124
Chase Credit Card Master Trust,
Series 2002-3, Class A
5.49%(c)	09/15/11	Aaa	500	501,534
Series 2003-3, Class A
5.43%(c)	10/15/10	Aaa	800	800,988
Chase Issuance Trust,
Series 2005-A1, Class A1
5.33%(c)	12/15/10	Aaa	300	300,070
Chase Manhattan Auto Owner Trust,
Series 2006-B, Class A2
5.28%	10/15/09	Aaa	471	470,686
Citibank Credit Card Issuance Trust,
Series 2001-A1, Class A1
5.526%(c)	02/07/10	Aaa	500	500,469
Series 2003-A1, Class A1
5.456%(c)	01/15/10	Aaa	500	500,344
Series 2003-A11, Class A11
5.406%(c)	10/15/09	Aaa	200	200,038
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A1
5.37%(c)	10/27/36	Aaa	130	129,633
Series 2006-WFH3, Class A2
5.42%(c)	10/27/36	Aaa	200	199,972
Series 2006-WFH4, Class A1
5.37%(c)	11/25/36	Aaa	187	186,671
Series 2007-AM3, Class A2A
5.43%(c)	03/25/37	Aaa	479	479,240
Countrywide Asset-Backed Certificates,
Series 2006-11, Class 3AV1
5.38%(c)	09/25/46	Aaa	142	141,716
Series 2006-13, Class 3AV1
5.37%(c)	01/25/37	Aaa	98	97,670
Series 2006-15, Class A1
5.43%(c)	10/25/46	Aaa	206	206,237
Series 2006-17, Class 2A1
5.37%(c)	03/25/47	Aaa	128	127,645
Series 2006-21, Class 2A1
5.37%(c)	05/25/37	Aaa	253	252,577
Series 2006-23, Class 2A1
5.37%(c)	05/25/37	Aaa	166	165,904
Series 2006-24, Class 2A1
5.37%(c)	05/25/37	Aaa	432	432,272
Series 2006-25, Class 2A1
5.39%(c)	06/25/37	Aaa	1,214	1,213,847
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3 1A3, Class 1A3
5.56%(c)	04/25/35	Aaa	18	18,480
Credit Based Asset Servicing & Securitization LLC,
Series 2006-CB9, Class A1
5.38%(c)	11/25/36	Aaa	409	409,434
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
5.37%(c)	11/25/36	Aaa	573	573,068
Series 2006-FF16, Class 2A1
5.37%(c)	12/25/36	Aaa	214	214,298
Series 2006-FF18, Class A2A
5.39%(c)	12/25/37	Aaa	309	309,044
First NLC Trust,
Series 2007-1, Class A1
5.39%(c)	08/25/37	Aaa	500	500,000
First USA Credit Card Master Trust,
Series 1998-6, Class A
5.48%(c)	04/18/11	Aaa	500	501,004
Ford Credit Auto Owner Trust,
Series 2006-A, Class A2B
5.33%(c)	09/15/08	Aaa	10	10,168
Fremont Home Loan Trust,
Series 2005-E, Class 2A2
5.49%(c)	01/25/36	Aaa	194	193,906
Series 2006-3, Class 2A1
5.39%(c)	02/25/37	Aaa	105	105,445
GS Auto Loan Trust ,
Series 2007-1, Class A1
5.363%	07/15/08	P-1	500	500,000
GSAMP Trust,
Series 2006-HE7, Class A2A
5.36%(c)	10/25/46	Aaa	433	433,056
Series 2006-NC1, Class A1
5.39%(c)	02/25/36	Aaa	30	29,613
HFC Home Equity Loan Asset Backed Certificates,
Series 2006-4, Class A1V
5.39%(c)	03/20/36	Aaa	317	316,594

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

ASSET-BACKED SECURITIES (Continued)
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A2
5.42%	12/22/08	Aaa	$198	$197,643
Series 2006-3, Class A1
5.342%	11/15/07	P-1	38	37,907
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
5.37%(c)	12/25/36	Aaa	759	758,802
Series 2007-OPT1, Class 2A1
5.37%(c)	12/25/36	Aaa	412	411,946
Hyundai Auto Receivables Trust,
Series 2006-B, Class A1
5.348%	11/15/07	Aaa	24	23,749
Indymac Residential Asset Backed Trust,
Series 2006-D, Class 2A1
5.37%(c)	11/25/36	Aaa	126	126,296
Series 2006-E, Class 2A1
5.38%(c)	04/25/37	Aaa	395	394,552
Series 2007-B, Class 2A1
5.40%	07/25/37	Aaa	500	499,844
JPMorgan Mortgage Acquisition Corp.,
Series 2005-0PT1, Class A3
5.53%(c)	06/25/35	Aaa	90	90,274
Series 2006-CH1, Class A2
5.37%(c)	07/25/36	Aaa	181	181,321
Series 2006-CH2, Class AV2
5.37%(c)	10/25/36	Aaa	164	163,246
Series 2006-CW2, Class AV2
5.36%(c)	08/25/36	Aaa	88	88,355
Series 2006-HE3, Class A2
5.39%(c)	11/25/36	Aaa	195	194,788
Series 2006-WMC, Class A2
5.37%(c)	08/25/36	Aaa	122	121,547
Series 2006-WMC1, Class A2
5.39%(c)	03/25/36	Aaa	325	325,243
Series 2006-WMC3, Class A3
5.43%(c)	08/25/36	Aaa	200	199,976
Lehman XS Trust,
Series 2006-11, Class 1A1
5.40%(c)	06/25/46	Aaa	97	96,662
Series 2006-16N, Class A1A
5.40%(c)	11/25/46	Aaa	310	309,479
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
5.60%(c)	10/25/34	Aaa	49	49,073
Series 2006-6, Class 2A1
5.36%(c)	07/25/36	Aaa	105	105,285
Series 2006-10, Class 2A1
5.36%(c)	11/25/36	Aaa	232	231,604
Master Asset Backed Securities Trust,
Series 2005-NC2, Class A1
5.43%(c)	11/25/35	Aaa	74	74,449
Series 2006-AM3, Class A1
5.38%(c)	10/27/36	Aaa	103	103,462
Series 2006-HE5, Class A1
5.38%(c)	11/25/36	Aaa	407	407,114
MBNA Master Credit Card Note Trust,
Series 2003-A3, Class A3
5.44%(c)	08/16/10	Aaa	300	300,298
MBNA Master Credit Card Trust,
Series 1998-E, Class A
5.501%(c)	09/15/10	Aaa	300	300,383
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A1
5.381%(c)	07/25/37	Aaa	500	500,000
Merrill Lynch Mortgage Investors Trust,
Series 2005-HE3, Class A2A
5.43%(c)	07/25/36(d)	AAA(d)	507	507,219
Series 2006-MLN1, Class A2A
5.39%(c)	07/25/37	Aaa	157	156,365
Series 2006-RM3, Class A2A
5.35%(c)	06/25/37	Aaa	160	160,219
Series 2006-RM4, Class A2A
5.40%(c)	09/25/37	Aaa	163	162,947
Series 2006-RM5, Class A2A
5.38%(c)	10/25/37	Aaa	498	497,937
Morgan Stanley ABS Capital I,
Series 2006-HE4, Class A1
5.36%(c)	06/25/36	Aaa	128	128,350
Series 2006-HE7, Class A2A
5.37%(c)	09/25/36	Aaa	352	351,781
Series 2006-NC2, Class A2B
5.44%(c)	02/25/36	Aaa	400	400,103
Series 2006-NC5, Class A2A
5.36%(c)	10/25/36	Aaa	221	220,820
Series 2006-NC5, Class A2B
5.43%(c)	10/25/36	Aaa	300	299,905
Series 2007-HE6, Class A1
5.38%(c)	05/25/37	Aaa	486	486,030
Series 2007-NC3, Class A2A
5.38%(c)	05/25/37	Aaa	492	491,568
Morgan Stanley Home Equity Loans,
Series 2006-2, Class A2
5.43%(c)	02/25/36	Aaa	300	300,036
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
5.38%(c)	06/25/37	Aaa	500	500,000
Nelnet Student Loan Trust,
Series 2005-1, Class A2
5.37%(c)	01/26/15	Aaa	235	235,513
Series 2006-2, Class A1
5.32%(c)	10/27/14	Aaa	108	107,800
Series 2006-3, Class A1
5.34%(c)	09/25/12	Aaa	392	392,083
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
5.49%(c)	02/25/36	Aaa	400	399,260
NewCastle Mortgage Securities Trust,
Series 2006-1, Class A1
5.39%(c)	03/25/36	Aaa	32	32,479
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A2
5.18%	08/15/08	Aaa	34	34,016

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount		Value
Rate	Date	Ratings	(000)#		(Note 2)

ASSET-BACKED SECURITIES (Continued)
Option One Mortgage Loan Trust,
Series 2006-2, Class 2A1
5.37%(c)	07/25/36	Aaa		$126	$126,353
Series 2006-3, Class 2A1
5.36%(c)	02/25/37	Aaa		213	212,995
Residential Asset Mortgage Products,
Series 2006-RS6, Class A1
5.39%(c)	11/25/36	Aaa		58	58,015
Series 2006-RZ4, Class A1A
5.40%(c)	10/25/36	Aaa		153	152,516
Series 2006-RZ5, Class A1A
5.42%(c)	08/25/46	Aaa		269	269,294
Residential Asset Securities Corp.,
Series 2006-EMX8, Class A1A
5.40%(c)	10/25/36	Aaa		143	142,934
Series 2006-EMX9, Class 1A1
5.39%(c)	11/25/36	Aaa		456	455,882
Series 2006-KS6, Class A1
5.36%(c)	08/25/36	Aaa		114	113,560
Series 2006-KS7, Class A1
5.37%(c)	09/25/36	Aaa		175	174,737
Series 2006-KS9, Class AI1
5.39%(c)	11/25/36	Aaa		537	536,611
Saxon Asset Securities Trust,
Series 2006-3, Class A1
5.38%(c)	11/25/36	Aaa		131	130,487
SBI Heloc Trust,
Series 2006-1, Class 1A2A, 144A
5.49%(c)	08/25/36	Aaa		146	146,008
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
5.37%(c)	09/25/36	Aaa		206	205,564
Series 2006-WM4, Class A2A
5.40%(c)	11/25/36	Aaa		346	346,281
Series 2007-HE1, Class A2A
5.38%(c)	12/25/36	Aaa		891	890,747
SLC Student Loan Trust,
Series 2007-1, Class A1
5.312%(c)	02/15/15	Aaa		500	499,922
SLM Student Loan Trust,
Series 2006-9, Class A2
5.355%(c)	04/25/17	Aaa		500	500,000
Series 2007-2, Class A1
5.335%(c)	04/25/14	Aaa		1,027	1,026,899
Sound View Home Equity Loan Trust,
Series 2005-OPT1, Class 2A3
5.55%(c)	06/25/35	Aaa		54	53,936
Series 2006-3, Class A1, 144A
5.36%(c)	11/25/36	Aaa		118	118,253
Series 2006-EQ1, Class A1
5.37%(c)	10/25/36	Aaa		119	118,781
Series 2006-EQ2, Class A1
5.40%(c)	01/25/37	Aaa		289	288,677
Series 2006-NLC1, Class A1
5.38%(c)	11/25/36	Aaa		462	461,846
Series 2006-OPT3, Class 2A1
5.38%(c)	06/25/36	Aaa		103	103,499
Series 2006-WF1, Class A1A, 144A
5.42%(c)	10/25/36	Aaa		159	159,064
Specialty Underwritiing & Residential Finances,
Series 2006-BC5, Class A2B
5.365%(c)	11/25/37	Aaa		209	208,822
Structured Asset Investment Loan Trust,
Series 2005-11, Class A4
5.41%(c)	01/25/36	Aaa		125	125,140
Series 2006-4, Class A3
5.37%(c)	07/25/36	Aaa		169	169,262
Structured Asset Securities Corp.,
Series 2005-WF4, Class A2
5.40%(c)	11/25/35	Aaa		117	117,255
Series 2006-BC3, Class A2
5.37%(c)	10/25/36	Aaa		148	147,790
Series 2006-BC3, Class A2, 144A
5.37%(c)	10/25/36	Aaa		222	221,685
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
5.38%(c)	10/25/36	Aaa		422	420,526
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A, 144A
5.55%(c)	10/25/35	Aaa		164	163,893
Series 2005-3, Class AII2, 144A
5.56%(c)	11/25/35	Aaa		200	200,271
Series 2005-4, Class AII1, 144A
5.44%(c)	12/25/35	Aaa		77	77,112
Series 2006-3, Class A1
5.37%(c)	01/25/37	Aaa		412	411,671

TOTAL ASSET-BACKED SECURITIES
(cost $36,875,170)					36,881,951

FOREIGN GOVERNMENT BONDS — 2.6%
Bundesrepublik Deutschland (Germany)
4.25%	07/04/14	Aaa	EUR	800	1,062,570
5.50%	01/04/31	Aaa	EUR	2,850	4,268,886
5.625%	01/04/28	Aaa	EUR	1,160	1,749,915
France Government Bond (France)
4.00%	10/25/14	Aaa	EUR	1,000	1,305,231
Mexico Government International Bond (Mexico)
8.00%	09/24/22	Baa1		400	479,200
Netherlands Government Bond (Netherlands)
3.75%	07/15/14	Aaa	EUR	200	257,500
Republic of Argentina (Argentina)
5.475%(c)	08/03/12	B3		148	108,188
Republic of Brazil (Brazil)
10.25%	01/10/28	Ba2	BRL	500	288,621
12.50%	01/05/22	Ba2	BRL	1,500	997,278
Republic of Colombia (Colombia)
7.375%	01/27/17-09/18/37	Ba2		1,775	1,962,450
Republic of Indonesia (Indonesia)
6.75%	03/10/14	NR		750	767,328
6.875%	03/09/17	B1		700	727,369
Republic of Panama (Panama)
7.125%	01/29/26	Ba1		900	958,500
Republic of Peru (Peru)
7.35%	07/21/25	Ba3		500	556,500

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount		Value
Rate	Date	Ratings	(000)#		(Note 2)

FOREIGN GOVERNMENT BONDS (Continued)
Republic of Venezuela (Venezuela)
6.00%	12/09/20	B2		$700	$566,300
Russian Government International Bond (Russia)
7.50%	03/31/30	Baa2		1,542	1,703,107
Spanish Government Bond (Spain)
4.75%	07/30/14	Aaa	EUR	1,000	1,368,546
5.75%	07/30/32	Aaa	EUR	160	247,017
Ukraine Government Bond (Ukraine)
7.65%	06/11/13	B1		800	846,640
United Kingdom Gilt (United Kingdom)
2.50%	05/20/09	Aaa	GBP	100	516,318
5.75%	12/07/09	Aaa	GBP	2,000	4,011,607
United Kingdom Treasury (United Kingdom)
4.25%	03/07/11	Aaa	GBP	200	381,363
4.75%	06/07/10	Aaa	GBP	1,900	3,707,728
TOTAL FOREIGN GOVERNMENT BONDS
(cost $28,606,111)					28,838,162

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.2%
American Home Mortgage Investment Trust,
Series 2005-2, Class 5A2
5.47%(c)	09/25/35	Aaa		407	406,626
Arkle Master Issuer PLC,
Series 2006-1A, Class 1A, 144A
5.30%(c)	11/19/07	Aaa		300	299,907
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625%(c)	10/25/35	Aaa		166	163,383
Bear Stearns Alt-A Trust,
Series 2006-6, Class 32A1
5.818%	11/25/36	Aaa		251	250,990
Series 2006-8, Class 3A1
5.48%(c)	02/25/34	Aaa		310	309,991
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
5.45%(c)	05/25/48	Aaa		500	500,469
Commercial Mortgage Pass-Through Certificates,
Series 1999-1, Class A2
6.455%	05/15/32	Aaa		94	94,344
Countrywide Alternative Loan Trust,
Series 2006-OA12, Class A1A
5.40%(c)	09/20/46	Aaa		103	102,664
Series 2006-OA14, Class 2A1
5.51%(c)	11/25/46	Aaa		156	156,347
Series 2006-OA16, Class A1A
5.39%(c)	10/25/46	Aaa		96	96,162
Series 2006-OA19, Class A1
5.50%(c)	02/20/47	Aaa		630	628,312
Series 2006-OA22, Class A1
5.48%(c)	02/25/47	Aaa		442	440,479
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 12A1
4.711%(c)	08/25/34	Aaa		127	125,667
Credit Suisse Mortgage Capital Certificate,
Series 2006-C5, Class A3
5.311%(c)	12/15/39	Aaa		400	383,479
Deutsche ALT-A Securities, Inc.,
Series 2006 AB4, Class A1B1
5.42%(c)	10/25/36	Aaa		120	119,823
Series 2006-AR6, Class A1
5.40%(c)	02/25/37	Aaa		150	150,018
Series 2007-1, Class 1A1
5.41%(c)	08/25/37	Aaa		500	500,000
Fannie Mae,
Series 2002-74, Class PC
5.00%	03/25/15	Aaa		146	145,356
Series 2005-47, Class PC
5.50%	09/25/24	Aaa		1,212	1,208,983
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		110	83,044
Series 2006-16, Class FC
5.62%(c)	03/25/36	Aaa		278	278,868
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
6.427%(c)	07/25/44	Aaa		35	34,778
Freddie Mac,
Series 1565, Class G
6.00%	08/15/08	Aaa		137	136,888
Series 2504, Class J
5.50%	05/15/16	Aaa		510	509,808
Series 2608, Class FJ
5.72%(c)	03/15/17	Aaa		160	160,602
Series 2631, Class PC
4.50%	03/15/16	Aaa		800	782,878
Series 2638, Class FA
5.72%(c)	11/15/16	Aaa		135	135,795
Series 2904, Class CM
5.00%	01/15/18	Aaa		165	163,100
Series 2906, Class GZ
5.00%	09/15/34	Aaa		453	386,461
Series 2962, Class YC
4.50%	09/15/14	Aaa		449	444,386
Series 2987, Class HD
4.50%	07/15/18	Aaa		544	529,114
Series 3059, Class CA
5.00%	03/15/25	Aaa		76	75,549
Series 3117, Class PN
5.00%	11/15/21	Aaa		73	72,992
Series 3174, Class FM
5.56%(c)	05/15/36	Aaa		195	195,021
Series 3253, Class A
5.00%	08/15/20	Aaa		184	180,193
Series 3266, Class C
5.00%	02/15/20	Aaa		459	451,500
Series 3335, Class AF
5.47%(c)	10/15/20	Aaa		1,000	999,846
Series 3335, Class BF
5.47%(c)	07/15/19	Aaa		1,000	999,924
Series 3346, Class FA
5.55%	07/15/37	Aaa		2,000	1,999,531
Series R006, Class ZA
6.00%	04/15/36	Aaa		429	402,983

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount		Value
Rate	Date	Ratings	(000)#		(Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
5.40%(c)	10/25/46	Aaa		$261	$260,642
GS Mortgage Securities Corp. II,
Series 1998-C1, Class A2
6.62%	10/18/30	AAA(d)		70	70,905
Series 2006-Fl8A, Class A1, 144A
5.42%(c)	06/06/20	Aaa		112	111,655
Series 2007-EOP, Class A1, 144A
5.41%(c)	03/06/20	Aaa		500	500,000
Harborview Mortgage Loan Trust,
Series 2005-2, Class 2A1A
5.54%(c)	05/19/35	Aaa		107	107,035
Series 2006-12, Class 2A2A
5.51%(c)	01/19/38	Aaa		265	264,889
Series 2006-122, Class A1A1
5.41%(c)	01/19/38	Aaa		408	408,225
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A
5.39%(c)	05/25/37	Aaa		500	500,000
Impac Secured Assets Corp.,
Series 2006-4, Class A2A
5.40%(c)	01/25/37	Aaa		212	212,341
Indymac Index Mortgage Loan Trust,
Series 2006-AR14, Class 1A1A
5.41%(c)	11/25/46	Aaa		233	233,176
Series 2006-AR35, Class 2A2
5.42%(c)	01/25/37	Aaa		134	134,322
JLOC Ltd., (Japan)
Series 36, Class A1
0.935%	02/16/16	Aaa	JPY	40,000	323,100
Series 37, Class A1, 144A(g)
Zero	01/15/15	Aaa	JPY	60,000	487,310
JPMorgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50%	08/25/19	Aaa		239	234,505
Lehman Brothers Floating Rate Commercial Mortgage,
Series 2006-LLFA, Class A1, 144A
5.40%(c)	09/15/21	Aaa		44	44,044
Master Adjustable Rate Mortgages Trust,
Series 2007-3, Class 22A1
5.43%(c)	05/25/47	Aaa		385	384,627
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585%	10/12/41	AAA(d)		52	50,577
Residential Accredit Loans, Inc.,
Series 2005-Q01, Class A1
5.62%(c)	08/25/35	Aaa		210	210,569
Series 2006-QO7, Class 3A1
5.42%(c)	09/25/46	Aaa		158	158,079
Securitized Asset Backed Receivables,
Series 2007-BR5, Class A2A
5.44%	05/25/37	NR		500	500,000
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 1A2
5.39%(c)	08/25/36	Aaa		214	213,927
Structured Asset Securities Corp.,
Series 2006-11, Class A1
5.329%	10/25/35	AAA(d)		295	294,460
Series 2006-NC1, Class A6
5.37%(c)	05/25/36	Aaa		167	167,020
Series 2006-OPT1, Class A3
5.43%(c)	04/25/36	Aaa		500	499,998
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A1B
5.42%(c)	09/25/36	Aaa		184	184,648
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C
5.44%(c)	04/25/36	Aaa		300	299,487
Series 2006-5, Class A1
5.44%(c)	08/25/36	Aaa		247	246,964
Series 2006-6, Class A1
5.43%(c)	12/25/36	Aaa		170	170,229
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
6.229%(c)	11/25/42	Aaa		9	9,194
Series 2005-AR6, Class 2AB1
5.51%(c)	04/25/45	Aaa		9	9,331
Series 2006-AR13, Class 2A
5.724%(c)	10/25/46	Aaa		458	459,417
Series 2006-AR15, Class 2A
6.029%(c)	08/25/46	Aaa		1,014	1,016,617
6.529%(c)	11/25/46	Aaa		285	286,034
Series 2006-AR19, Class 1A1A(c)
5.759%(c)	01/25/47	Aaa		442	442,125
Series 2006-AR5, Class A12A(c)
6.009%(c)	06/25/46	Aaa		216	217,239
Series 2006-AR9, Class 1AB1(c)
5.40%(c)	08/25/46	Aaa		117	116,832
Washington Mutual MSC Mortgage Pass-
Through Certificates,
Series 2003-AR1, Class 2A
5.407%(c)	02/25/33	Aaa		149	148,211
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.539%	09/25/34	Aaa		304	295,444
Series 2005-AR10, Class 2A12
4.11%(c)	06/25/35	AAA(d)		72	71,320

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $25,475,954)					25,450,759

TOTAL LONG-TERM INVESTMENTS
(cost $1,129,146,605)					1,190,089,844

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Value
	Shares	(Note 2)

SHORT-TERM INVESTMENTS — 21.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.7%
Dryden Core Investment Fund – Taxable Money Market Series (cost $121,546,206; includes $45,237,668 of cash collateral for securities on loan)(b)(w) (Note 4)	121,546,206	$121,546,206

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)#

COMMERCIAL PAPER(n) — 10.1%
Anz National Bank(h) (cost $2,298,331;
purchased 04/05/07)
5.225%	07/06/07	A1+		$2,300	2,298,663
Bank of America Corp.
0.801%	07/07/08	A1+	JPY	20,000	162,422
5.20%	07/18/07	A1+		300	299,298
5.20%	07/24/07	A1+		900	897,107
Bank of Ireland(h) (cost $2,551,506;
purchased 05/08/07)
5.165%	11/08/07	A1+		2,600	2,550,957
Barclays US Funding
5.235%	07/11/07	A1+		800	798,954
5.235%	08/21/07	A1+		1,400	1,389,811
5.24%	08/07/07	A1+		200	198,952
5.24%	08/29/07	A1+		100	99,155
5.245%	09/04/07	A1+		100	99,068
5.245%	09/07/07	A1+		7,800	7,723,933
Caisse National(h) (cost $2,584,891;
purchased 05/10/07)
5.23%	08/10/07	A1+		2,600	2,585,241
CBA (De) Finance
5.23%	07/06/07	A1+		100	99,942
5.26%	09/17/07	A1+		2,700	2,669,739
Danske Corp.(h) (cost $9,705,701;
purchased 05/09/07-05/31/07)
5.205%	09/11/07	A1+		300	296,900
5.235%	09/05/07	A1+		9,500	9,410,119
Dexia Delaware LLC
5.225%	08/08/07	A1+		11,000	10,940,748
DNB Nor Bank ASA
5.225%	07/02/07	A1		1,200	1,200,000
Federal Home Loan Bank
4.80%	07/02/07	A1+		6,000	5,999,200
FNMA
4.95%	07/02/07	A1		400	399,945
Fortis Funding LLC(h) (cost $3,189,509;
purchased 06/21/07-06/26/07)
5.275%	07/23/07	A1+		2,800	2,790,974
5.275%	07/26/07	A1+		400	398,535
General Electric Capital Corp.
5.17%	11/06/07	A1+		1,600	1,570,451
5.20%	07/30/07	A1+		700	697,152
HBOS Treasury Service
5.225%	07/03/07	A1+		100	99,985
5.225%	08/02/07	A1+		300	298,646
5.23%	08/13/07	A1+		100	99,389
5.245%	09/17/07	A1+		2,000	1,977,584
5.25%	09/21/07	A1+		100	98,821
Natixis(h) (cost $2,890,437; purchased 04/18/07-05/21/07)
5.23%	07/23/07	A1+		2,400	2,392,678
5.24%	07/27/07	A1+		500	498,184
Rabobank USA Financial Corp.
5.33%	07/02/07	A1+		3,300	3,299,511
San Paolo IMI US Finance Corp.
5.225%	08/01/07	A1+		500	497,804
Skandinaviska Enskilda Banken(h)
(cost $496,315; purchased 04/23/07)
5.203%	08/21/07	A1		500	496,340
Societe Generale NA
5.195%	08/07/07	A1+		1,200	1,193,712
5.21%	09/04/07	A1+		4,700	4,656,217
5.21%	09/10/07	A1+		100	98,981
5.21%	11/05/07	A1+		200	196,335
5.225%	10/09/07	A1+		500	492,795
5.245%	09/19/07	A1+		600	593,101
5.245%	09/20/07	A1+		500	494,178
5.25%	10/01/07	A1+		3,800	3,749,667
Stadshypotex Del(h) (cost $2,579,981;
purchased 05/22/07)
5.23%	08/23/07	A1+		2,600	2,580,317
Swedbank National Housing Finance
5.225%	08/03/07	A1		1,700	1,692,036
5.225%	08/08/07	A1		100	99,458
5.24%	08/03/07	A1		1,200	1,194,379
5.255%	09/13/07(h)	A1		2,900	2,869,186
(cost $2,868,674; purchased 06/18/07)
Total Fina Elf Capital(h) (cost $7,398,902;
purchased 06/29/07)
5.34%	07/02/07	A1+		7,400	7,398,902
UBS Finance (De) LLC
5.225%	07/19/07	A1+		4,200	4,189,625
5.235%	09/04/07	A1+		7,000	6,934,791
5.35%	07/02/07	A1+		2,600	2,599,614
Unicredito Italy Bank(h) (cost $2,455,014;
purchased 05/23/07-05/24/07)
5.185%	11/27/07	A1		600	587,048
5.20%	10/26/07	A1		1,900	1,867,736
Westpac Banking Corp.(h) (cost $5,132,457;
purchased 04/02/07-05/09/07)
5.165%	11/05/07	A1+		3,200	3,141,357
5.195%	08/02/07	A1+		2,000	1,990,974

TOTAL COMMERCIAL PAPER
(cost $113,949,793)					113,956,617

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Contracts/
	Notional
	Amount		Value
	(000)#		(Note 2)

OUTSTANDING OPTIONS PURCHASED* — 0.2%
Call Options(g) — 0.1%
5 Year U.S. Treasury Note Futures,
expiring 08/24/2007, Strike Price $108.50		$4,700	$734
expiring 08/24/2007, Strike Price $108.00		1,000	156
expiring 08/24/2007, Strike Price $106.50		1,300	406
10 Year U.S. Treasury Note Futures,
expiring 08/24/2007, Strike Price $109.00		1,900	891
expiring 08/24/2007, Strike Price $112.00		27,000	4,219
20 Year U.S. Treasury Bond Futures,
expiring 08/24/2007, Strike Price $118.00		11,600	1,813
Currency Option, on EUR vs JPY,
expiring 05/20/2010, @ Cross Currency FX Rate 148.30	EUR	1,000	77,044
expiring 06/03/2010, @ Cross Currency FX Rate 148.40	EUR	2,200	167,993
Currency Option, on EUR vs USD,
expiring 05/21/2008 @ FX Rate 1.36	EUR	1,100	33,187
expiring 05/21/2008 @ FX Rate 1.36	EUR	4,400	148,124
expiring 06/26/2008 @ FX Rate 1.35	EUR	500	13,608
expiring 05/19/2010 @ FX Rate 1.37	EUR	800	43,063
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	60,322
expiring 06/03/2010 @ FX Rate 1.37	EUR	1,700	88,356
expiring 06/03/2010 @ FX Rate 1.38	EUR	1,800	91,105
Currency Option, on USD vs JPY,
expiring 12/05/2007, @ FX Rate 116.00		800	36,311
expiring 01/18/2008, @ FX Rate 120.00		800	16,435
expiring 06/23/2008, @ FX Rate 118.15		2,700	69,447
expiring 06/03/2010, @ FX Rate 107.85		1,285	66,507
expiring 03/17/2010, @ FX Rate 103.80		1,300	101,254
expiring 03/17/2010, @ FX Rate 104.00		1,400	107,223
Eurodollar Futures,
expiring 09/14/2007, @ FX Rate 95.25		1,000	100
Eurodollar Futures
expiring 03/17/2008, @ FX Rate 95.00		13,000	43,125
expiring 03/17/2008, @ FX Rate 95.25		29,000	5,256
expiring 12/17/2007, @ FX Rate 95.25		35,000	1,750
expiring 06/16/2008, @ FX Rate 95.25		27,000	8,438
FNCL,
expiring 09/06/2007, Strike Price $102.14		8,200	74
expiring 09/06/2007, Strike Price $103.00		10,800	432
Swap 3 Month LIBOR,
expiring 08/08/2007 @ 4.70%		11,000	—
expiring 08/08/2007 @ 4.80%		2,000	21
expiring 08/10/2007 @ 4.90%		10,800	3
expiring 09/14/2007 @ 5.20%	GBP	7,000	7
expiring 09/17/2007 @ 5.04%		900	452
expiring 12/20/2007 @ 5.00%		3,000	3,687
expiring 02/01/2008 @ 4.75%		8,000	2,370
expiring 02/01/2008 @ 5.00%		6,700	10,747
expiring 03/14/2008 @ 5.30%	GBP	4,000	1,553
expiring 03/31/2008 @ 4.75%		37,200	45,938
expiring 03/31/2008 @ 4.75%		16,300	20,129
expiring 09/26/2008 @ 4.75%		6,700	13,181
expiring 09/26/2008 @ 4.75%		8,100	15,935
expiring 09/26/2008 @ 4.75%		14,300	28,133
expiring 09/26/2008 @ 4.75%		8,600	16,919
expiring 12/15/2008 @ 4.75%		6,600	14,980
expiring 12/15/2008 @ 5.00%		17,000	57,529
expiring 12/15/2008 @ 5.55%		17,100	125,998

			1,544,955

Put Options — 0.1%
Currency Option, on EUR vs JPY,
expiring 05/20/2010, @ Cross Currency FX Rate 148.30	EUR	1,000	52,842
Currency Option, on EUR vs USD,
expiring 05/21/2008 @ FX Rate 1.36	EUR	1,100	31,085
expiring 05/21/2008 @ FX Rate 1.36	EUR	4,400	110,177
expiring 06/26/2008 @ FX Rate 1.35	EUR	500	9,439
expiring 05/19/2010 @ FX Rate 1.37	EUR	800	33,818
expiring 06/07/2010 @ FX Rate 1.37	EUR	1,700	75,618

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Contracts/
	Notional
	Amount		Value
	(000)#		(Note 2)

OUTSTANDING OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Currency Option, on EUR vs USD,
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,200	$54,878
expiring 06/03/2010 @ FX Rate 1.38	EUR	1,800	82,351
Currency Option, on USD vs JPY,
expiring 03/17/2010, @ FX Rate 103.80		$1,300	33,660
expiring 03/17/2010, @ FX Rate 104.00		1,400	36,753
Euro-Bobl,
expiring 08/24/2007, Strike Price $103.25	EUR	8,200	555
Euro-Bund,
expiring 08/24/2007, Strike Price $106.00	EUR	19,200	5,197
expiring 08/24/2007, Strike Price $107.00	EUR	1,200	480
Eurodollar Futures,
expiring 09/06/2007, Strike Price $68.00		5,100	—
expiring 09/17/2007, Strike Price $90.75		13,000	81
expiring 09/17/2007, Strike Price $91.50		35,000	219
expiring 09/19/2007, Strike Price $77.00		14,500	—
expiring 09/24/2007, Strike Price $78.00		11,000	—
expiring 12/17/2007, Strike Price $91.75		156,000	975
expiring 12/17/2007, Strike Price $92.25		9,000	56
expiring 03/17/2008, Strike Price $91.75		70,000	437
expiring 03/17/2008, Strike Price $92.00		60,000	375
expiring 03/17/2008, Strike Price $92.25		36,000	225
expiring 03/17/2008, Strike Price $92.50		117,000	731
expiring 03/17/2008, Strike Price $93.00		1,400	88
expiring 06/16/2008, Strike Price $92.50		70,000	437
expiring 06/23/2008, Strike Price $118.15		2,700	73,705
expiring 06/03/2010, Strike Price $148.40		2,200	118,226
expiring 06/03/2010, Strike Price $107.85		2,850	48,200
FNCL,
expiring 07/05/2007, Strike Price $88.50		5,000	—
expiring 07/10/2007, Strike Price $72.53		8,000	—
expiring 08/07/2007, Strike Price $88.50		8,500	136
expiring 09/06/2007, Strike Price $85.20		8,000	568
expiring 09/06/2007, Strike Price $88.00		13,500	432
expiring 09/06/2007, Strike Price $89.50		7,900	498
expiring 09/06/2007, Strike Price $90.00		29,000	2,407
expiring 09/06/2007, Strike Price $92.16		39,100	2,659
Swap 3 Month LIBOR,
expiring 08/13/2007 @ 2.08%	JPY	160,000	7,881
expiring 08/13/2007 @ 2.12%	JPY	280,000	9,744
U.S. Treasury Note Futures,
expiring 08/24/2007, Strike Price $105.00		3,200	15,000
UK 3 Month LIBOR,
expiring 12/19/2007, Strike Price $93.25	GBP	4,000	201
expiring 03/19/2008, Strike Price $93.13	GBP	28,500	4,292
expiring 06/18/2008, Strike Price $92.75	GBP	28,000	4,217
expiring 03/19/2008, Strike Price $93.00	GBP	101,000	7,606

			826,249

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $2,931,994)			2,371,204

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
4.645%	09/13/07	$1,845	1,828,004
4.668%	08/30/07	40	39,701
4.745%	08/30/07	65	64,515
4.815%	07/19/07	300	299,347

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,230,826)			2,231,567

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Contracts/
			Notional
Interest	Maturity		Amount	Value
Rate	Date		(000)#	(Note 2)

CERTIFICATES OF DEPOSIT — 0.1%
Countrywide Bank NA
5.35%(c)	08/16/07		$200	$200,000
HSBC Bank USA
5.405%(c)	07/28/08		500	500,772
Skandinavia Enskilda Bank
5.27%(c)	10/03/07		300	300,007

TOTAL CERTIFICATES OF DEPOSIT
(cost $1,000,357)				1,000,779

BANK NOTES — 0.1%
Rosneft Bridge Term(g)
6.00%	09/16/07
(Cost $699,370)			700	700,983

TOTAL SHORT-TERM INVESTMENTS
(cost $242,358,546)				241,807,356

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 126.7%
(cost $1,371,505,151; Note 6)				1,431,897,200

SECURITIES SOLD SHORT — (2.9)%
Short Sales
Chesapeake Energy Corp.
1.01%	06/20/12		100	(101,078)
Federal National Mortgage Assoc.
5.00%	TBA		21,500	(20,142,812)
Government National Mortgage
5.00%	TBA		1,000	(945,625)
Interest Rate Swap on Japanese
6 month LIBOR
1.00%	03/18/09	JPY	300,000	(2,443,442)
U.S. Treasury Notes
4.625%	11/15/16		2,700	(2,616,681)
4.625%	02/15/17		6,700	(6,488,535)

TOTAL SECURITIES SOLD SHORT
(proceeds $32,938,634)				(32,738,173)

OUTSTANDING OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Note Futures,
expiring 08/24/2007, Strike
Price $106.50			3,700	(15,031)
Currency Option, on USD vs BRL,
expiring 07/27/2007 @ FX Rate
2.02			1,200	(1,075)
Currency Option, on USD vs JPY,
expiring 06/23/2008, Strike
117.90			2,700	(7,043)
Eurodollar Futures,
expiring 08/24/2007, Strike
Price $107.00			3,700	(9,828)
expiring 12/15/2008 @ 5.75%			5,700	(123,481)
Swap 3 Month LIBOR,
expiring 08/08/2007 @ 4.85%		1,800	(33)
expiring 08/08/2007 @ 4.90%		1,800	(56)
expiring 08/08/2007 @ 4.90%		1,000	(58)
expiring 09/14/2007 @ 4.85%	GBP	2,000	(1)
expiring 12/20/2007 @ 5.15%		1,300	(4,240)
expiring 02/01/2008 @ 4.90%		7,400	(15,786)
expiring 02/01/2008 @ 4.90%		1,800	(3,784)
expiring 02/03/2008 @ 5.10%		2,900	(10,377)
expiring 03/14/2008 @ 4.85%	GBP	1,000	(826)
expiring 03/31/2008 @ 4.90%		15,300	(46,755)
expiring 03/31/2008 @ 4.95%		7,100	(24,281)
expiring 09/26/2008 @ 4.95%		6,200	(31,229)
expiring 09/26/2008 @ 4.95%		3,500	(17,629)
expiring 09/26/2008 @ 4.95%		2,900	(14,607)
expiring 09/26/2008 @ 4.95%		3,600	(18,133)
expiring 12/15/2008 @ 5.00%		2,300	(16,345)
expiring 12/15/2008 @ 5.20%		5,700	(55,948)
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $109.00		3,300	(8,250)

			(424,796)

Put Options
Currency Option, on USD vs JPY,
expiring 06/23/2008, @ FXRate
117.90		2,700	(6,925)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $1,022,345)			(431,721)

TOTAL INVESTMENTS, NET OF OUTSTANDING
OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 123.7%
(cost $1,337,544,172; Note 6)			1,398,727,306
Liabilities in excess of other assets(x) — (23.7)%			(268,382,115)

NET ASSETS — 100.0%			$1,130,345,191

SEE NOTES TO FINANCIAL STATEMENTS.
A21

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
FHLMC	Federal Home Loan Mortgage Corp.
FNCL	Fannie Mae Conventional Loan
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
MTN	Medium Term Note
MSCI	Morgan Stanley Capital International
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
ScpA	Societa Consortile per Azioni (Italian consortium joint-stock company)
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USD	United States Dollar-denominated
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Denmark Krone
EUR	Euro
GBP	British Pound
IND	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLZ	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $44,100,522; cash collateral of $45,237,668 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)
Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities — see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $44,151,718. The aggregate market value of $44,154,111 is approximately 3.91% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2007, 149 securities representing $169,849,296 and 15.03% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of Dryden Core Investment Fund-Taxable Money Market Series.
(x)
Liabilities in excess of other assets includes unrealized (depreciation) on futures contracts, foreign currency contracts, interest rate, credit default and total return swap agreements and forward volatility options as follows:

SEE NOTES TO FINANCIAL STATEMENTS.
A22

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Future contracts open at June 30, 2007:
					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	June 30, 2007	(Depreciation)

Long Positions:
5	90 Day Euro Dollar	Sep 07	$1,188,250	$1,183,375	$(4,875)
73	90 Day Euro Dollar	Dec 07	17,285,776	17,285,488	(288)
495	90 Day Euro Dollar	Mar 08	117,432,125	117,302,625	(129,500)
421	90 Day Euro Dollar	Jun 08	100,145,713	99,803,313	(342,400)
169	90 Day Euro Dollar	Sep 08	39,994,561	40,059,337	64,776
63	90 Day Euro Dollar	Dec 08	14,900,350	14,927,850	27,500
16	90 Day Euro Dollar	Mar 09	3,783,800	3,789,600	5,800
18	90 Day Euro Dollar	Jun 09	4,254,750	4,261,050	6,300
122	90 Day Euro EURIBOR	Sep 08	39,342,924	39,336,063	(6,861)
1	90 Day Euro EURIBOR	Dec 08	322,833	322,461	(372)
1	90 Day Euro EURIBOR	Mar 09	322,849	322,528	(321)
1	90 Day Euro EURIBOR	Jun 09	322,816	322,528	(288)
106	90 Day EuroYen	Dec 07	21,330,924	21,306,538	(24,386)
42	90 Day Sterling	Mar 08	9,963,428	9,877,355	(86,073)
166	90 Day Sterling	Jun 08	39,287,195	39,030,734	(256,461)
129	90 Day Sterling	Dec 08	30,613,349	30,334,351	(278,998)
243	5 Year Euro-Bobl	Sep 07	34,992,732	34,885,308	(107,424)
250	10 Year Euro-Bund	Sep 07	37,531,392	37,473,777	(57,615)
24	10 Year Japanese Bond	Sep 07	25,733,766	25,731,898	(1,868)

					(1,193,354)

Short Positions:
135	5 Year U.S. Treasury Notes	Sep 07	14,091,897	14,050,546	41,351
324	10 Year U.S. Treasury Notes	Sep 07	34,120,547	34,247,812	(127,265)
125	30 Year U.S. Treasury Bonds	Sep 07	21,253,265	21,226,750	26,515
43	10 Year U.K Gilt	Sep 07	8,960,420	8,956,966	3,454

					(55,945)

					$(1,249,299)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Purchase Contracts			(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
	Expiring 07/03/07	AUD	325	$274,707	$275,233	$526
	Expiring 07/05/07	AUD	1,533	1,278,232	1,299,475	21,243
	Expiring 07/12/07	AUD	645	542,170	546,555	4,385
	Expiring 07/19/07	AUD	351	295,547	297,579	2,032
	Expiring 07/26/07	AUD	800	676,800	678,242	1,442
Brazilian Real,
	Expiring 07/03/07	BRL	2,363	1,195,000	1,225,045	30,045
	Expiring 10/02/07	BRL	5,731	2,805,000	2,935,657	130,657
	Expiring 03/04/08	BRL	2,994	1,505,957	1,509,582	3,625

SEE NOTES TO FINANCIAL STATEMENTS.
A23

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Purchase Contracts			(000)	Date Payable	Value	(Depreciation)

Chinese Yuan,
	Expiring 08/15/07	CNY	4,019	$520,873	$531,094	$10,221
	Expiring 08/16/07	CNY	5,666	734,000	748,936	14,936
	Expiring 09/06/07	CNY	3,204	416,000	424,734	8,734
	Expiring 11/21/07	CNY	3,954	529,000	529,244	244
	Expiring 11/26/07	CNY	7,837	1,046,000	1,049,699	3,699
	Expiring 01/10/08	CNY	16,415	2,210,113	2,211,538	1,425
	Expiring 03/05/08	CNY	10,126	1,379,000	1,373,855	(5,145)
	Expiring 03/07/08	CNY	16,575	2,266,000	2,249,362	(16,638)
	Expiring 03/02/09	CNY	6,767	957,500	966,229	8,729
Euros,
	Expiring 07/03/07	EUR	1,015	1,365,515	1,374,254	8,739
	Expiring 07/26/07	EUR	2,200	2,964,093	2,977,600	13,507
India Rupee,
	Expiring 10/03/07	IND	61,277	1,489,894	1,495,895	6,001
Japanese Yen,
	Expiring 07/24/07	JPY	438,492	3,624,739	3,573,325	(51,414)
Korean Won,
	Expiring 07/30/07	KRW	316,461	342,273	342,999	726
	Expiring 08/27/07	KRW	628,278	677,000	681,378	4,378
	Expiring 09/21/07	KRW	217,458	234,999	235,963	964
	Expiring 09/27/07	KRW	1,199,672	1,299,190	1,301,939	2,749
Malaysian Ringgit,
	Expiring 09/05/07	MYR	2,601	755,000	755,971	971
	Expiring 05/12/08	MYR	6,429	1,943,200	1,891,171	(52,029)
Mexican Peso,
	Expiring 09/28/07	MXN	2,202	203,000	202,758	(242)
	Expiring 03/13/08	MXN	18,171	1,615,166	1,654,370	39,204
New Zealand Dollar,
	Expiring 07/03/07	NZD	305	234,293	234,932	639
	Expiring 07/12/07	NZD	1,096	818,032	844,818	26,786
Norwegian Krone,
	Expiring 09/06/07	NOK	510	85,118	86,590	1,472
Polish Zloty,
	Expiring 09/28/07	PLZ	713	252,000	256,503	4,503
Pound Sterling,
	Expiring 07/03/07	GBP	351	703,029	704,864	1,835
Russian Ruble,
	Expiring 08/15/07	RUB	38,613	1,500,000	1,504,570	4,570
	Expiring 09/19/07	RUB	14,879	568,000	580,167	12,167
	Expiring 12/10/07	RUB	13,380	520,000	521,973	1,973
	Expiring 01/11/08	RUB	80,570	3,097,000	3,143,435	46,435
Singapore Dollar,
	Expiring 07/03/07	SGD	361	235,000	235,865	865
	Expiring 07/18/07	SGD	79	52,301	51,693	(608)
	Expiring 08/07/07	SGD	26	17,000	17,081	81
	Expiring 10/03/07	SGD	360	235,422	236,635	1,213
Sweden Krona,
	Expiring 07/03/07	SEK	8,657	1,261,605	1,265,745	4,140
Swiss Franc,
	Expiring 09/06/07	CHF	662	544,856	544,847	(9)

				$45,269,624	$45,569,400	$299,776

SEE NOTES TO FINANCIAL STATEMENTS.
A24

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

			Notional			Unrealized
			Amount	Value at Settlement	Current	Appreciation
Sale Contracts			(000)	Date Payable	Value	(Depreciation)

Brazilian Real,
	Expiring 07/03/07	BRL	2,363	$1,238,528	$1,225,045	$13,483
	Expiring 10/02/07	BRL	586	300,000	300,029	(29)
Denmark Krone,
	Expiring 09/06/07	DKK	4,178	758,850	761,410	(2,560)
Euros,
	Expiring 07/26/07	EUR	16,350	21,941,551	22,145,081	(203,530)
Japanese Yen,
	Expiring 07/24/07	JPY	33,247	271,715	270,934	781
Mexican Peso,
	Expiring 03/13/07	MXN	13,645	1,219,000	1,242,320	(23,320)
New Zealand Dollar,
	Expiring 07/12/07	NZD	2,357	1,770,442	1,817,349	(46,907)
	Expiring 07/19/07	NZD	1,392	1,047,264	1,072,703	(25,439)
	Expiring 07/26/07	NZD	2,073	1,582,734	1,598,214	(15,480)
Pound Sterling,
	Expiring 08/09/07	GBP	3,023	6,035,284	6,067,586	(32,302)
Singapore Dollar,
	Expiring 07/03/07	SGD	361	234,747	235,864	(1,117)
Swiss Franc,
	Expiring 09/06/07	CHF	92	75,720	75,719	1

				$36,475,835	$36,812,254	$(336,419)

Interest rate swap agreements outstanding at June 30, 2007:

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

Bank of America N.A.(1)	06/18/09		$15,900,000	5.00%	3 Month LIBOR	$(76,980)
Bank of America N.A.(1)	12/19/09		3,500,000	5.00%	3 Month LIBOR	3,679
Deutsche Bank AG(1)	06/18/09		22,300,000	5.00%	3 Month LIBOR	(108,622)
Deutsche Bank AG(1)	12/19/17		4,700,000	5.00%	3 Month LIBOR	35,694
Deutsche Bank AG(1)	12/19/37		700,000	5.00%	3 Month LIBOR	8,712
Deutsche Bank AG(1)	12/19/37		900,000	5.00%	3 Month LIBOR	11,201
Deutsche Bank AG(1)	12/19/37		2,200,000	5.00%	3 Month LIBOR	27,380
Deutsche Bank AG(2)(g)	12/19/17		200,000	5.00%	3 Month LIBOR	(1,525)
Deutsche Bank AG(2)(g)	12/19/17		400,000	5.00%	3 Month LIBOR	(3,831)
Lehman Brothers, Inc.(1)	12/19/12		4,500,000	5.00%	3 Month LIBOR	5,456
Morgan Stanley Capital Services, Inc.(1)	06/20/09		8,300,000	5.00%	3 Month LIBOR	(61,359)
Morgan Stanley Capital Services, Inc.(1)	12/19/37		1,600,000	5.00%	3 Month LIBOR	26,305
Morgan Stanley Capital Services, Inc.(1)	12/19/37		400,000	5.00%	3 Month LIBOR	6,576
Morgan Stanley Capital Services, Inc.(2)(g)	12/19/17		7,300,000	5.00%	3 Month LIBOR	(47,716)
Royal Bank of Scotland PLC(1)	12/19/12		3,800,000	5.00%	3 Month LIBOR	13,585
Royal Bank of Scotland PLC(2)(g)	06/20/14		1,800,000	5.00%	3 Month LIBOR	25,292
Royal Bank of Scotland PLC(2)(g)	12/19/20		15,400,000	5.00%	3 Month LIBOR	(114,070)
Royal Bank of Scotland PLC(2)(g)	12/19/20		1,500,000	5.00%	3 Month LIBOR	(14,583)
UBS AG(1)(g)	06/18/09		4,600,000	5.00%	3 Month LIBOR	(7,245)
UBS AG(1)(g)	06/18/09		2,000,000	5.00%	3 Month LIBOR	(2,310)
UBS AG(2)(g)	12/19/17		300,000	5.00%	3 Month LIBOR	(2,223)
Deutsche Bank AG(3)	12/07/07		700,000	0.29%	CMS 10y - 2y	3,982
Citigroup, Inc.(1)	01/15/09	AUD	2,700,000	6.50%	3 month Australian Bank Bill rate	(7,082)
Deutsche Bank AG(1)	01/15/09	AUD	6,890,000	6.50%	3 month Australian Bank Bill rate	(16,326)

SEE NOTES TO FINANCIAL STATEMENTS.
A25

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007 (continued):

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

Citigroup, Inc.(1)	01/15/10	AUD	300,000	6.50%	6 month Australian Bank Bill rate	$(2,120)
Deutsche Bank AG(1)	01/15/10	AUD	1,800,000	6.50%	6 month Australian Bank Bill rate	(12,359)
Deutsche Bank AG(1)	06/15/10	AUD	5,800,000	7.00%	6 month Australian Bank Bill rate	(5,917)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100,000	10.15%	Brazilian interbank lending rate	(32,961)
Morgan Stanley Capital Services, Inc.(1)(g)	01/02/12	BRL	5,400,000	10.12%	Brazilian interbank lending rate	(42,456)
Citigroup, Inc.(2)(g)	06/15/15	CAD	300,000	5.00%	3 month Canadian Bank floating rate	11,837
Deutsche Bank AG(2)(g)	06/20/17	CAD	3,400,000	5.00%	3 month Canadian Bank floating rate	(19,202)
Royal Bank of Scotland PLC(2)(g)	06/20/17	CAD	1,000,000	5.00%	3 month Canadian Bank floating rate	(5,435)
Deutsche Bank AG(1)	03/19/38	EUR	3,900,000	5.00%	6 month Euribor	(81,237)
Deutsche Bank AG(2)(g)	12/15/11	EUR	8,900,000	4.00%	6 month Euribor	583,291
Deutsche Bank AG(2)(g)	12/15/11	EUR	3,400,000	4.00%	6 month Euribor	232,368
Deutsche Bank AG(2)(g)	12/15/14	EUR	1,500,000	4.00%	6 month Euribor	106,882
Goldman Sachs Capital Markets, L.P.(1)	06/21/36	EUR	300,000	4.00%	6 month Euribor	(21,432)
Goldman Sachs Capital Markets, L.P.(1)(g)	06/15/17	EUR	200,000	4.00%	6 month Euribor	(12,881)
Goldman Sachs Capital Markets, L.P.(2)	12/15/11	EUR	11,700,000	5.00%	6 month Euribor	249,869
Goldman Sachs Capital Markets, L.P.(2)	09/19/12	EUR	2,100,000	5.00%	6 month Euribor	(9,620)
Goldman Sachs Capital Markets, L.P.(2)	03/19/38	EUR	1,100,000	5.00%	6 month Euribor	(20,274)
Goldman Sachs Capital Markets, L.P.(2)(g)	12/15/14	EUR	7,100,000	4.00%	6 month Euribor	449,535
Lehman Brothers, Inc.(1)(g)	06/18/34	EUR	1,600,000	6.00%	6 month Euribor	(166,862)
Lehman Brothers, Inc.(2)(g)	12/15/11	EUR	900,000	4.00%	6 month Euribor	68,809
Lehman Brothers, Inc.(2)(g)	12/15/14	EUR	1,400,000	4.00%	6 month Euribor	94,806
Merrill Lynch & Co.(1)	06/18/34	EUR	200,000	6.00%	6 month Euribor	(12,360)
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	3,300,000	4.50%	6 month Euribor	(75,069)
Morgan Stanley Capital Services, Inc.(1)(g)	06/18/34	EUR	3,300,000	6.00%	6 month Euribor	(271,573)
Morgan Stanley Capital Services, Inc.(2)(g)	06/15/17	EUR	500,000	4.00%	6 month Euribor	33,536
Morgan Stanley Capital Services, Inc.(2)(g)	12/15/11	EUR	300,000	4.00%	6 month Euribor	19,300
Morgan Stanley Capital Services, Inc.(2)(g)	12/15/14	EUR	700,000	4.00%	6 month Euribor	53,772
Barclays Bank PLC(1)(g)	04/30/12	EUR	500,000	1.98%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(5,323)
BNP Paribas(1)	12/15/11	EUR	1,000,000	1.99%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(4,217)
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100,000	2.08%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(4,233)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	200,000	2.00%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(1,158)
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400,000	1.98%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(25,912)
JPMorgan Chase Bank(1)	10/15/11	EUR	100,000	2.03%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	517
JPMorgan Chase Bank(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	576
JPMorgan Chase Bank(1)	07/14/11	EUR	700,000	2.26%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	14,513
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500,000	1.96%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(4,742)

SEE NOTES TO FINANCIAL STATEMENTS.
A26

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007 (continued):

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

UBS AG(1)	10/15/16	EUR	100,000	2.35%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	$382
UBS AG(1)	10/15/16	EUR	100,000	2.28%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	320
Barclays Bank PLC(1)	09/15/10	GBP	1,600,000	5.00%	6 Month LIBOR	(72,239)
Barclays Bank PLC(1)	09/15/10	GBP	400,000	5.00%	6 Month LIBOR	(12,780)
Barclays Bank PLC(2)	12/15/35	GBP	200,000	4.00%	6 Month LIBOR	16,391
Barclays Bank PLC(2)(g)	12/15/35	GBP	2,800,000	4.00%	6 Month LIBOR	66,301
Credit Suisse International(1)(g)	09/15/10	GBP	1,000,000	5.00%	6 Month LIBOR	(45,744)
Credit Suisse International(2)(g)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	31,971
Deutsche Bank AG(1)	09/15/10	GBP	5,800,000	5.00%	6 Month LIBOR	(285,924)
Deutsche Bank AG(2)(g)	12/15/35	GBP	400,000	4.00%	6 Month LIBOR	32,245
Goldman Sachs Capital Markets, L.P.(1)	09/20/12	GBP	7,600,000	6.00%	6 Month LIBOR	(24,557)
Goldman Sachs Capital Markets, L.P.(1)(g)	09/15/10	GBP	200,000	5.00%	6 Month LIBOR	(11,929)
Goldman Sachs Capital Markets, L.P.(2)(g)	06/15/09	GBP	1,000,000	5.00%	6 Month LIBOR	39,545
Goldman Sachs Capital Markets, L.P.(2)(g)	09/15/15	GBP	100,000	5.00%	6 Month LIBOR	8,963
HSBC Bank USA, N.A.(1)	09/15/10	GBP	500,000	5.00%	6 Month LIBOR	(32,415)
HSBC Bank USA, N.A.(1)	06/15/09	GBP	1,500,000	5.00%	6 Month LIBOR	(37,653)
HSBC Bank USA, N.A.(2)(g)	06/15/09	GBP	400,000	5.00%	6 Month LIBOR	16,610
HSBC Bank USA, N.A.(2)(g)	12/15/35	GBP	500,000	4.00%	6 Month LIBOR	54,160
HSBC Bank USA, N.A.(2)(g)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	81,882
Morgan Stanley Capital Services, Inc.(1)	09/15/10	GBP	1,800,000	5.00%	6 Month LIBOR	(118,322)
Morgan Stanley Capital Services, Inc.(2)(g)	12/15/35	GBP	300,000	4.00%	6 Month LIBOR	31,480
Royal Bank of Scotland PLC(1)(g)	09/15/15	GBP	300,000	5.00%	6 Month LIBOR	(38,872)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300,000	5.00%	6 Month LIBOR	(13,282)
Royal Bank of Scotland PLC(1)(g)	12/15/36	GBP	200,000	5.50%	6 Month LIBOR	10,073
Royal Bank of Scotland PLC(1)	09/15/10	GBP	800,000	5.00%	6 Month LIBOR	(37,957)
Royal Bank of Scotland PLC(2)	06/19/09	GBP	3,400,000	6.00%	6 Month LIBOR	(13,095)
Royal Bank of Scotland PLC(2)(g)	09/14/09	GBP	2,800,000	5.32%	6 Month LIBOR	103,387
UBS AG(1)	12/20/08	GBP	8,000,000	5.00%	6 Month LIBOR	(126,573)
Barclays Bank PLC(1)	06/20/36	JPY	10,000,000	2.50%	6 Month LIBOR	(2,412)
Barclays Bank PLC(2)(g)	12/20/16	JPY	90,000,000	2.00%	6 Month LIBOR	(7,162)
Deutsche Bank AG(1)	03/18/09	JPY	2,600,000,000	1.00%	6 Month LIBOR	(29,814)
Deutsche Bank AG(1)	12/15/35	JPY	560,000,000	2.50%	6 Month LIBOR	4,436
Deutsche Bank AG(1)	06/20/27	JPY	110,000,000	3.00%	6 Month LIBOR	(7,086)
Deutsche Bank AG(2)(g)	03/20/11	JPY	1,300,000,000	1.50%	6 Month LIBOR	50,744
Deutsche Bank AG(2)(g)	12/20/16	JPY	790,000,000	2.00%	6 Month LIBOR	(56,239)
Goldman Sachs Capital Markets, L.P.(1)	03/18/09	JPY	900,000,000	1.00%	6 Month LIBOR	(16,768)
Goldman Sachs Capital Markets, L.P.(1)(g)	06/20/12	JPY	100,000,000	1.50%	6 Month LIBOR	(8,674)
Goldman Sachs Capital Markets, L.P.(2)(g)	03/20/11	JPY	400,000,000	1.50%	6 Month LIBOR	20,311
Goldman Sachs Capital Markets, L.P.(2)(g)	12/20/16	JPY	980,000,000	2.00%	6 Month LIBOR	(59,284)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	990,000,000	1.00%	6 Month LIBOR	(19,572)
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	300,000,000	1.00%	6 Month LIBOR	(29,746)
Morgan Stanley Capital Services, Inc.(2)(g)	03/20/11	JPY	500,000,000	1.50%	6 Month LIBOR	26,604
Morgan Stanley Capital Services, Inc.(2)	06/20/27	JPY	200,000,000	3.00%	6 Month LIBOR	(17,304)

SEE NOTES TO FINANCIAL STATEMENTS.
A27

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007 (continued):

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

UBS AG(1)	03/18/09	JPY	3,930,000,000	1.00%	6 Month LIBOR	$(67,797)
UBS AG(1)	06/20/27	JPY	40,000,000	3.00%	6 Month LIBOR	(2,344)
UBS AG(1)(g)	09/18/08	JPY	410,000,000	1.00%	6 Month LIBOR	3,673
UBS AG(1)(g)	06/20/36	JPY	210,000,000	2.50%	6 Month LIBOR	(50,578)
UBS AG(2)	12/20/13	JPY	2,000,000	2.00%	6 Month LIBOR	11,602
UBS AG(2)	12/20/16	JPY	630,000,000	2.00%	6 Month LIBOR	(19,386)
UBS AG(2)(g)	03/20/11	JPY	700,000,000	1.50%	6 Month LIBOR	38,661
Citigroup, Inc.(1)(g)	11/04/16	MXN	11,900,000	8.17%	28 day Mexican interbank rate	(8,694)
Citigroup, Inc.(1)(g)	11/04/16	MXN	11,600,000	8.17%	28 day Mexican interbank rate	(5,824)
Goldman Sachs Capital Markets, L.P.(1)	11/04/16	MXN	1,700,000	8.17%	28 day Mexican interbank rate	1,643
Merrill Lynch & Co.(1)(g)	11/04/16	MXN	6,000,000	8.17%	28 day Mexican interbank rate	2,680
Morgan Stanley Capital Services, Inc.(1)	11/04/16	MXN	2,100,000	8.17%	28 day Mexican interbank rate	913

						$161,209

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Portfolio pays the fixed rate and receives the difference between the floating rate and the strike price.

Credit default swap agreements outstanding at June 30, 2007:

					Unrealized
	Termination	Notional	Fixed	Underlying	Appreciation
Counterparty	Date	Amount	Rate	Bond	(Depreciation)

Lehman Brothers, Inc.(1)(g)	03/20/08	$1,000,000	0.06%	AIG, 5.6%, due 10/18/16	$52
Lehman Brothers, Inc.(2)(g)	03/20/11	100,000	0.14%	Alcan, Inc., 6.45%, due 03/15/11	183
Barclays Bank PLC(2)(g)	06/20/12	100,000	0.10%	American Electric Power, 5.25%,
				due 06/01/15	483
UBS AG(1)	06/20/08	400,000	0.07%	American International Group, Inc.,
				4.25%, due 05/15/13	62
Royal Bank of Scotland PLC(2)(g)	06/20/17	300,000	0.64%	Autozone, Inc., 5.875%, 10/15/12	608
Royal Bank of Scotland PLC(2)(g)	06/20/17	200,000	0.64%	Autozone, Inc., 5.875%, 10/15/12	229
Royal Bank of Scotland PLC(2)	06/20/17	500,000	0.67%	Autozone, Inc., 5.875%, due 10/15/12	(367)
Citigroup, Inc.(2)	09/20/08	100,000	0.16%	Autozone, Inc., 6.5%, 07/15/08	(102)
UBS AG(2)(g)	12/20/11	100,000	0.14%	BAE Holdings, Inc., 6.4%, due 12/15/11	288
Citigroup, Inc.(2)(g)	12/20/16	500,000	0.17%	Bank of America, 5.62%, due 10/14/16	857
Deutsche Bank AG(1)	06/20/08	200,000	0.16%	Bear Stearns Co., Inc., 5.3%, due 10/30/15	(96)
Lehman Brothers, Inc.(2)	09/20/14	100,000	0.33%	Bellsouth Corp., 5.2%, 09/15/14	(398)
Bank of America N.A.(2)	03/20/12	300,000	0.14%	BHP Billiton Finance, 5.125%, due 03/29/12	(46)
Morgan Stanley Capital Services, Inc.(2)(g)	06/20/11	100,000	0.51%	Boston Scientific Corp., 6%, due 06/15/11	234
Barclays Bank PLC(2)(g)	06/20/12	300,000	0.16%	Capital One Bank, 5.125%, due 02/15/14	797
Goldman Sachs Capital Markets, L.P.(2)	06/20/12	100,000	0.21%	Carnival Corp., 6.65%, due 01/15/28	68
Credit Suisse International(2)	06/20/12	100,000	1.01%	Chesapeake Energy Corp., 6.875%,
				due 01/15/16	31
Bank of America N.A.(2)(g)	06/20/12	200,000	0.09%	Consumers Energy, 5.0%, due 02/15/12	1,529
Morgan Stanley Capital Services, Inc.(2)(g)	03/20/12	100,000	0.23%	CSX Corp., 6.3%, due 03/15/12	685
Lehman Brothers, Inc.(2)	09/20/11	100,000	0.21%	CVS Corp., 5.75%, due 08/15/11	(44)
Bank of America N.A.(2)(g)	06/20/11	100,000	0.89%	D.R. Horton, Inc., 6%, due 04/15/11	1,388
UBS AG(2)	06/20/17	200,000	1.54%	D.R. Horton, Inc., 5.375%, due 06/15/12	10,932

SEE NOTES TO FINANCIAL STATEMENTS.
A28

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

					Unrealized
	Termination	Notional	Fixed	Underlying	Appreciation
Counterparty	Date	Amount	Rate	Bond	(Depreciation)

Deutsche Bank AG(1)(g)	03/20/08	$800,000	0.23%	DaimlerChrysler NA, 6.5%,
				due 11/15/13	$778
Bear Stearns International, Ltd.(2)(g)	06/20/12	100,000	0.23%	Diamond Offshore Drilling, 0%
				(convertible), due 06/06/20	58
Bank of America N.A.(2)(g)	06/20/17	200,000	0.48%	Diamond Offshore Drilling, 4.875%,
				due 07/01/15	76
Bank of America N.A.(2)(g)	06/20/17	100,000	0.49%	Diamond Offshore Drilling, 4.875%,
				due 07/01/15	17
Lehman Brothers, Inc.(1)(g)	12/20/11	2,000,000	1.40%	Dow Jones CDX EM 6	11,190
Morgan Stanley Capital Services, Inc.(2)(g)	12/20/12	500,000	0.14%	Dow Jones CDX NA IG 5	810
Morgan Stanley Capital Services, Inc.(1)	12/20/15	330,000	0.46%	Dow Jones CDX NA IG 7	(2,124)
Goldman Sachs Capital Markets, L.P.(2)(g)	12/20/16	800,000	0.65%	Dow Jones CDX NA IG 7	7,412
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	3,500,000	0.65%	Dow Jones CDX NA IG 7	31,724
JPMorgan Chase Bank(2)(g)	12/20/16	700,000	0.65%	Dow Jones CDX NA IG 7	5,948
Lehman Brothers, Inc.(2)(g)	12/20/16	800,000	0.65%	Dow Jones CDX NA IG 7	6,454
Barclays Bank PLC(2)(g)	12/20/16	200,000	0.65%	Dow Jones CDX NA IG 7	1,909
Bank of America N.A.(2)(g)	12/20/16	2,300,000	0.65%	Dow Jones CDX NA IG 7	19,422
Morgan Stanley Capital Services, Inc.(2)(g)	12/20/16	600,000	0.65%	Dow Jones CDX NA IG 7	5,540
Morgan Stanley Capital Services, Inc.(2)(g)	12/20/16	2,000,000	0.65%	Dow Jones CDX NA IG 7	17,861
Deutsche Bank AG(1)(g)	06/20/12	5,200,000	0.35%	Dow Jones CDX NA IG 8	(8,742)
Goldman Sachs Capital Markets, L.P.(2)(g)	06/20/17	15,300,000	0.60%	Dow Jones CDX NA IG 8	73,785
Deutsche Bank AG(2)(g)	06/20/17	11,600,000	0.60%	Dow Jones CDX NA IG 8	21,757
Morgan Stanley Capital Services, Inc.(2)	06/20/17	4,000,000	0.60%	Dow Jones CDX NA IG 8	14,043
Lehman Brothers, Inc.(2)	06/20/14	100,000	0.40%	Encana Holdings Corp., 5.8%,
				due 05/01/14	(716)
Morgan Stanley Capital Services, Inc.(2)(g)	06/20/11	100,000	0.29%	Exelon Corp., 6.75%, due 05/01/11	147
Barclays Bank PLC(1)	06/20/17	2,000,000	0.69%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	(891)
Barclays Bank PLC(1)	05/20/12	2,500,000	0.64%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	(4,253)
Barclays Bank PLC(1)	06/20/12	2,000,000	0.65%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	(3,942)
Deutsche Bank AG(1)(g)	05/20/17	1,300,000	1.04%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	1,742
Barclays Bank PLC(1)	05/20/12	3,000,000	0.70%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	2,725
Barclays Bank PLC(1)(g)	05/20/12	2,500,000	0.70%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	3,035
AAV(1)	06/20/12	4,500,000	0.67%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	(5,407)
Morgan Stanley Capital Services, Inc.(1)(g)	08/20/11	1,300,000	1.38%	Federal Republic of Brazil, 12.25%,
				due 03/06/30	44,946
Morgan Stanley Capital Services, Inc.(2)(g)	12/20/11	100,000	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	245
Lehman Brothers, Inc.(2)(g)	06/20/10	100,000	2.31%	Ford Motor Credit Corp., 7.875%,
				due 06/15/10	392
Bear Stearns International, Ltd.(2)(g)	06/20/10	100,000	0.16%	GATX Financial Corp., 5.125%,
				due 04/15/10	69

SEE NOTES TO FINANCIAL STATEMENTS.
A29

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

						Unrealized
	Termination		Notional	Fixed	Underlying	Appreciation
Counterparty	Date		Amount	Rate	Bond	(Depreciation)

Royal Bank of Scotland PLC(2)	03/20/12		$100,000	0.29%	Glitnir Bank, 5.82875%, due 01/18/12	$(118)
Deutsche Bank AG(2)	03/20/12		100,000	0.37%	Glitnir Bank, 5.82875%, due 01/18/12	(433)
Goldman Sachs Capital Markets, L.P.(2)	06/20/12		100,000	0.52%	GlobalSantaFe Corp., 5.0%,
					due 02/15/13	(625)
Deutsche Bank AG(2)	09/20/16		100,000	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	(865)
Bear Stearns International, Ltd.(2)(g)	06/20/17		100,000	0.71%	International Paper, 5.85%, due 10/30/12	99
JPMorgan Chase Bank(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(430)
JPMorgan Chase Bank(2)	12/20/16	EUR	400,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,440)
Goldman Sachs Capital Markets, L.P.(2)	12/20/16	EUR	100,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(223)
HSBC Bank USA, N.A.(2)	12/20/16	EUR	600,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,384)
HSBC Bank USA, N.A.(2)	12/20/16	EUR	100,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(230)
Deutsche Bank AG(2)	12/20/16	EUR	700,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,765)
Deutsche Bank AG(2)	12/20/16	EUR	600,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,836)
Barclays Bank PLC(2)	12/20/16	EUR	300,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(464)
Barclays Bank PLC(2)	12/20/16	EUR	500,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,323)
BNP Paribas(2)	12/20/16	EUR	600,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(1,249)
BNP Paribas(2)	12/20/16	EUR	200,000	0.85%	iTraxx Europe HiVol Series 6 Version 1	(415)
Morgan Stanley Capital Services, Inc.(2)(g)	06/20/08		$200,000	0.10%	JC Penney Corp., Inc., 7.375%,
					due 08/15/08	176
Royal Bank of Scotland PLC(2)	12/20/11		100,000	0.49%	Kaupthing Bank, 5.75%, due 10/04/11	(888)
Bear Stearns International, Ltd.(2)(g)	06/20/12		100,000	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	724
Royal Bank of Scotland PLC(2)	09/20/11		100,000	0.40%	Landsbanki Islands, 6.1%, due 08/25/11	(716)
Bear Stearns International, Ltd.(2)	03/20/16		300,000	0.30%	Loews Corp., 5.25%, due 03/15/16	(1,198)
Bear Stearns International, Ltd.(2)	03/20/16		100,000	0.28%	Loews Corp., 5.25%, due 03/15/16	(261)
Goldman Sachs Capital Markets, L.P.(2)(g)	06/20/17		100,000	1.04%	Meadwestvaco, 6.85%, due 04/01/12	743
Lehman Brothers, Inc.(2)(g)	06/20/17		300,000	1.02%	Meadwestvaco Corp., 6.85%,
					due 04/01/12	2,712
Lehman Brothers, Inc.(2)(g)	03/20/15		100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	258
Lehman Brothers, Inc.(2)(g)	03/20/15		100,000	0.14%	Merck & Co., Inc., 4.75%, due 03/01/15	258
Bank of America N.A.(1)	06/20/08		300,000	0.15%	Merrill Lynch, 6.0%, due 02/17/09	(22)
Royal Bank of Scotland PLC(2)(g)	12/20/16		200,000	0.32%	Morgan Stanley, 5.81%, due 10/18/16	2,126
Royal Bank of Scotland PLC(2)(g)	12/20/15		100,000	0.30%	Morgan Stanley, 5.84%, due 10/15/15	995
Bank of America N.A.(2)	06/20/12		400,000	0.45%	Nabors Industries, Inc., 5.375%,
					due 08/15/12	(1,180)
Bank of America N.A.(2)	06/20/12		100,000	0.46%	Nabors Industries, Inc., 5.375%,
					due 08/15/12	(306)
Deutsche Bank AG(2)	09/20/11		100,000	0.62%	Nationwide Health, 6.5%, due 07/15/11	(776)
Deutsche Bank AG(2)	09/20/11		100,000	0.62%	Nationwide Health, 6.5%, due 07/15/11	(776)
Citigroup, Inc.(2)	06/20/10		100,000	0.13%	Newell Rubbermaid, Inc., 4.0%,
					due 05/01/10	(58)
Bank of America N.A.(2)	06/20/12		100,000	0.54%	Noble Corp., 6.875%, due 06/01/13	(511)
Morgan Stanley Capital Services, Inc.(2)	06/20/16		200,000	0.39%	Omnicom Group, 5.9%, due 04/15/16	(79)
Morgan Stanley Capital Services, Inc.(2)	12/20/11		100,000	0.28%	Orix Corp., 5.48%, due 11/22/11	(338)
UBS AG(2)(g)	06/20/17		300,000	1.56%	Pulte Homes, Inc., 7.875%,
					due 08/01/11	14,547
Bank of America N.A.(2)(g)	06/20/17		100,000	1.63%	Pulte Homes, Inc., 7.875%,
					due 08/01/11	4,378
SEE NOTES TO FINANCIAL STATEMENTS.
A30

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007 (continued):

						Unrealized
	Termination		Notional	Fixed	Underlying	Appreciation
Counterparty	Date		Amount	Rate	Bond	(Depreciation)

Morgan Stanley Capital Services, Inc.(2)(g)	04/15/20		$300,000	1.95%	Race Point CLO, 7.01%, due 04/15/20	$100
Morgan Stanley Capital Services, Inc.(2)(g)	04/15/20		300,000	4.03%	Race Point CLO, 9.61%, due 04/15/20	(2,235)
Morgan Stanley Capital Services, Inc.(2)	05/20/16		100,000	0.54%	Republic of Hungary, 4.75%,
					due 02/03/15	(1,681)
Morgan Stanley Capital Services, Inc.(2)	12/20/12		100,000	0.54%	Rogers Wireless, 7.25%, due 12/15/12	(71)
Bank of America N.A.(2)(g)	06/20/10		200,000	0.48%	Royal Caribbean Cruises, 8.0%,
					due 05/15/10	970
HSBC Bank USA, N.A.(1)	02/20/08		1,100,000	0.24%	Russian Federation, 7.5%, due 03/31/30	963
HSBC Bank USA, N.A.(1)(g)	07/20/07		300,000	0.22%	Russian Federation, 7.5%, due 03/31/30	307
Bear Stearns International, Ltd.(2)(g)	12/20/16		100,000	0.46%	Ryder System, Inc., 5.85%,
					due 11/01/16	2,244
Lehman Brothers, Inc.(2)(g)	09/20/11		100,000	0.35%	Sara Lee Corp., 6.25%, due 09/15/11	(88)
Morgan Stanley Capital Services, Inc.(2)	12/15/09		300,000	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	1,979
Morgan Stanley Capital Services, Inc.(2)	12/15/19		300,000	1.88%	Saratoga CLO, Ltd., 6.84%,
					due 12/15/19	(1,569)
Citigroup, Inc.(2)	09/20/13		100,000	0.59%	Sealed Air Corp., 5.625%,
					due 07/15/13	(896)
Morgan Stanley Capital Services, Inc.(2)	09/20/13		100,000	0.58%	Sealed Air Corp., 5.625%,
					due 07/15/13	(844)
Deutsche Bank AG(1)(g)	09/20/07	JPY	13,000,000	2.03%	Softbank Corp., 1.75%, due 03/31/14	523
Deutsche Bank AG(2)	03/20/12		$100,000	0.42%	Southwest Airlines Co., 6.5%,
					due 03/01/12	(72)
Lehman Brothers, Inc.(2)(g)	06/20/11		100,000	0.32%	Tate & Lyle Intl. PLC, 6.125%.
					due 06/15/11	54
Goldman Sachs Capital Markets, L.P.(2)	06/20/17		300,000	0.50%	Transocean, 7.375%, due 04/15/18	(283)
Bank of America N.A.(2)	06/20/17		100,000	0.54%	Transocean, 7.375%, due 04/15/18	(370)
Lehman Brothers, Inc.(1)(g)	01/20/17		2,300,000	0.67%	United Mexican States, 7.5%,
					due 04/08/33	38,696
Bear Stearns International, Ltd.(2)	03/20/11		100,000	0.33%	Vornado Realty, 5.6%, due 02/15/11	(302)
Lehman Brothers, Inc.(2)(g)	06/20/17		300,000	0.99%	Weyerhaeuser Co., 6.75%,
					due 03/15/12	101
Morgan Stanley Capital Services, Inc.(2)	03/20/09		100,000	0.29%	Xerox Corp., 9.75%, due 01/15/09	(191)

						$307,825

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.
A31

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Total Return swap agreements outstanding at June 30, 2007:

	Termination	Notional		Unrealized
Counterparty	Date	Amount	Description	Appreciation

Morgan Stanley Capital Services, Inc.(g)	02/29/08	$3,261,890	Pay fixed rate payments on
			Wilshire REIT Index rate and
			receive variable payments on the
			one month LIBOR-BBA +35bps.	$—
Morgan Stanley Capital Services, Inc.	07/27/07	44,040,000	Dow Jones - AIG Commodty Index	188,684
AIG Financial Products Corp.	07/27/07	21,880,000	Dow Jones - AIG Commodty Index	93,754

				$282,438

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Mortgage-Backed Obligations	17.3%
U.S. Treasury Obligations	10.9
Affiliated Money Market Mutual Fund (4.0% represents investments purchased with collateral from securities on loan)	10.7
Commercial Paper	10.1
Exchange Traded Funds	9.6
Oil, Gas & Consumable Fuels	4.2
Telecommunications	3.4
Asset-Backed Securities	3.3
Diversified Financial Services	3.0
Financial Services	2.6
Foreign Government Bonds	2.5
Commercial Banks	2.4
Financial – Bank & Trust	2.3
Collateralized Mortgage Obligations	2.2
Insurance	2.1
Foods	2.0
Oil & Gas	2.0
Media	1.9
Pharmaceuticals	1.7
Aerospace & Defense	1.6
Automobile Manufacturers	1.6
Retail & Merchandising	1.6
Computer Services & Software	1.4
Metals & Mining	1.4
Chemicals	1.3
Transportation	1.2
Consumer Products & Services	1.1
Real Estate	1.1
Banks	1.0
Diversified Telecommunication Services	0.9
Capital Markets	0.9
Healthcare Providers & Services	0.9
Petroleum Exploration & Production	0.9
Entertainment & Leisure	0.8
Biotechnology	0.8
Electronic Components	0.8
Commercial Services	0.7
Industrial Conglomerates	0.7
Diversified Manufacturing	0.7
Semiconductors & Semiconductor Equipment	0.7
Banking	0.6
Beverages	0.6
Airlines	0.5
Farming & Agriculture	0.5
Internet	0.5
Medical Supplies & Equipment	0.5
Construction	0.5
Paper & Forest Products	0.4
Utilities	0.4
Engineering/R&D Services	0.4
Electric	0.3
Electronics	0.3
Water	0.2
Wireless Telecommunication Services	0.2
Leisure Equipment	0.2
Broadcasting	0.2
Advertising	0.2
Automotive Parts	0.2
Outstanding Options Purchased	0.2
Diversified Operations	0.2
Building Materials	0.2
Electric Utilities	0.2
Investment Firms	0.2
Specialty Retail	0.2
Machinery – Construction & Mining	0.2
Steel Producers/Products	0.2
Auto/Trucks Parts & Equipment	0.1
Electronic Equipment & Instruments	0.1
Office Equipment	0.1
Consumer Finance	0.1
Machinery & Equipment	0.1
Distribution/Wholesale	0.1
Certificates of Deposit	0.1
Agriculture/Heavy Equipment	0.1
Pipelines	0.1
Diversified Metals	0.1
Forest Products & Paper	0.1
Conglomerates	0.1
Containers & Packaging	0.1
Building Products	0.1
Multimedia	0.1
Equipment Services	0.1
Bank Notes	0.1
Diversified	0.1
Agriculture	0.1
Thrifts & Mortgage Finance	0.1
Tobacco	0.1

126.7
Written Options and Securities Sold Short	(3.0)
Liabilities in excess of other assets	(23.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A32

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $44,100,522:
Unaffiliated investments (cost $1,249,958,945)	$1,310,350,994
Affiliated investments (cost $121,546,206)	121,546,206
Cash	25,466
Receivable for investments sold	93,127,213
Receivable for fund share sold	26,392,905
Foreign currency, at value (cost $8,477,686)	8,534,459
Unrealized appreciation on swap agreements	3,388,352
Swap contracts, outstanding	3,206,389
Dividends and interest receivable	2,022,562
Unrealized appreciation on foreign currency forward contracts	440,126
Tax reclaim receivable	117,511
Prepaid expenses	416

Total Assets	1,569,152,599

LIABILITIES:
Payable for investments purchased	332,597,841
Payable to broker for collateral for securities on loan	45,237,668
Securities sold short, at value (proceeds received $32,938,634)	32,738,173
Payable for fund share repurchased	24,000,327
Unrealized depreciation on swap agreements	2,636,880
Unrealized depreciation on foreign currency forward contracts	476,769
Written options outstanding, at value (cost $1,022,345)	431,721
Advisory fees payable	329,520
Due to broker-variation margin	210,014
Accrued expenses and other liabilities	112,907
Interest payable on investments sold short	29,133
Shareholder servicing fees payable	6,455

Total Liabilities	438,807,408

NET ASSETS	$1,130,345,191

Net assets were comprised of:
Paid-in capital	$1,050,898,799
Retained earnings	79,446,392

Net assets, June 30, 2007	$1,130,345,191

Net asset value and redemption price per share, $1,130,345,191/99,454,773 outstanding shares of beneficial interest	$11.37

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$8,052,211
Unaffiliated dividend income (net of $577,248 foreign withholding tax)	5,877,905
Affiliated dividend income	1,435,054
Affiliated income from securities lending, net	31,466

15,396,636

EXPENSES
Advisory fees	3,674,290
Shareholder servicing fees and expenses	302,589
Custodian and accounting fees	267,000
Audit fee	26,000
Transfer agent’s fees and expenses	9,000
Shareholders’ reports	7,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Miscellaneous	3,556

Total expenses	4,300,435

NET INVESTMENT INCOME	11,096,201

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,351,701
Futures transactions	(1,653,008)
Options written	195,652
Swap agreements	(613,075)
Short sales	275,486
Foreign currency transactions	(719,765)

836,991

Net change in unrealized appreciation (depreciation) on:
Investments	30,358,609
Futures	(425,223)
Options written	446,278
Swap agreements	742,135
Foreign currencies	(246,280)
Short sales	41,473

30,916,992

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	31,753,983

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,850,184

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

		March 20, 2006*
		through
	Six Months Ended	December 31,
	June 30, 2007	2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$11,096,201	$5,353,330
Net realized gain on investments and foreign currencies	836,991	1,807,127
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	30,916,992	29,435,751

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	42,850,184	36,596,208

FUND SHARE TRANSACTIONS:
Fund share sold [39,332,561 and 65,003,040 shares, respectively]	438,291,140	662,251,869
Fund share repurchased [186,859 and 4,693,969 shares, respectively]	(2,032,536)	(47,611,674)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	436,258,604	614,640,195

TOTAL INCREASE IN NET ASSETS	479,108,788	651,236,403
NET ASSETS:
Beginning of period	651,236,403	—

End of period	$1,130,345,191	$651,236,403

*Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%
		Value
	Shares	(Note 2)

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	3,270,373	$81,301,471
AST Federated Aggressive Growth Portfolio*	1,232,204	15,870,791
AST International Growth Portfolio*	3,451,760	62,235,240
AST International Value Portfolio*	2,917,968	62,590,412
AST Large-Cap Value Portfolio*	3,791,991	80,541,887
AST Marsico Capital Growth Portfolio*	5,079,824	110,333,768
AST Mid-Cap Value Portfolio*	380,733	5,021,864
AST Money Market Portfolio	42,779	42,779
AST Neuberger Berman Mid-Cap Growth Portfolio*	268,918	5,752,150
AST Small-Cap Value Portfolio*	470,369	8,603,056
AST T. Rowe Price Large-Cap Growth Portfolio*	6,276,614	73,248,083
AST T. Rowe Price Natural Resources Portfolio*	256,684	9,212,400

TOTAL LONG-TERM INVESTMENTS
(cost $459,346,591)		514,753,901

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $2,687,260)	2,687,260	2,687,260

TOTAL INVESTMENTS(w) — 100.0%
(cost $462,033,851; Note 6)		517,441,161
Other assets in excess of liabilities		63,886

NET ASSETS — 100.0%		$517,505,047

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type

Large/Mid-Cap Growth	35.4%
Large/Mid-Cap Value	31.3
International Value	12.1
International Growth	12.0
Small-Cap Growth	3.1
Sector	1.8
Small-Cap Value	1.7
Mid-Cap Growth	1.1
Mid-Cap Value	1.0

99.5
Short-Term Investment	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Affiliated investments (cost $462,033,851)	$517,441,161
Cash	77,437
Receivable for fund share sold	152,419
Dividends receivable	11,306
Prepaid expenses	547

Total Assets	517,682,870

LIABILITIES:
Payable for investments purchased	136,018
Accrued expenses and other liabilities	32,816
Advisory fees payable	8,461
Payable for fund share repurchased	528

Total Liabilities	177,823

NET ASSETS	$517,505,047

Net assets were comprised of:
Paid-in capital	$452,157,833
Retained earnings	65,347,214

Net assets, June 30, 2007	$517,505,047

Net asset value and redemption price per share, $517,505,047/41,619,003 outstanding shares of beneficial interest	$12.43

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$68,317

EXPENSES
Advisory fees	332,635
Custodian and accounting fees	43,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Shareholders’ reports	1,000
Miscellaneous	3,332

Total expenses	407,967

NET INVESTMENT LOSS	(339,650)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	6,423,626
Net change in unrealized appreciation (depreciation) on investments	26,303,182

NET GAIN ON INVESTMENTS	32,726,808

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,387,158

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(339,650)	$764,398
Net realized gain on investments	6,423,626	3,091,530
Net change in unrealized appreciation (depreciation) on investments	26,303,182	29,186,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	32,387,158	33,042,908

FUND SHARE TRANSACTIONS:
Fund share sold [11,924,503 and 33,361,371 shares, respectively]	142,315,140	352,567,245
Fund share repurchased [3,058,563 and 4,243,428 shares, respectively]	(35,341,389)	(43,859,755)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	106,973,751	308,707,490

TOTAL INCREASE IN NET ASSETS	139,360,909	341,750,398
NET ASSETS:
Beginning of period	378,144,138	36,393,740

End of period	$517,505,047	$378,144,138

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS		Value
	Shares	(Note 2)

Advertising — 0.2%
Interpublic Group of Cos., Inc. (The)*(a)	93,500	$1,065,900

Aerospace — 1.1%
Boeing Co.	27,900	2,682,864
Northrop Grumman Corp.	30,900	2,406,183

		5,089,047

Automobile Manufacturers — 0.3%
General Motors Corp.(a)	35,100	1,326,780

Automotive Parts — 1.3%
Autoliv, Inc.	37,100	2,109,877
BorgWarner, Inc.	21,500	1,849,860
Magna International, Inc. (Class A Stock)(a)	23,600	2,147,364

		6,107,101

Beverages — 1.2%
Coca-Cola Co.	30,200	1,579,762
Coca-Cola Enterprises, Inc.	40,600	974,400
Molson Coors Brewing Co. (Class B Stock)	32,700	3,023,442

		5,577,604

Broadcasting — 0.8%
CBS Corp. (Class B Stock)	117,700	3,921,764

Cable Television — 0.6%
Citadel Broadcasting Corp.(a)	2,711	17,484
Comcast Corp. (Class A Stock)*(a)	101,300	2,848,556

		2,866,040

Chemicals — 2.3%
Ashland, Inc.	32,900	2,103,955
Dow Chemical Co. (The)	81,700	3,612,774
DuPont, (E.I.) de Nemours & Co.	70,700	3,594,388
Lubrizol Corp. (The)(a)	25,650	1,655,708

		10,966,825

Clothing & Apparel — 0.8%
Jones Apparel Group, Inc.(a)	46,900	1,324,925
VF Corp.	27,200	2,490,976

		3,815,901

Computer Hardware — 1.1%
International Business Machines Corp.	30,500	3,210,125
Lexmark International, Inc. (Class A Stock)*(a)	36,200	1,785,022

		4,995,147

Computer Services & Software — 0.6%
Microsoft Corp.	66,500	1,959,755
Tech Data Corp.*(a)	18,850	724,971

		2,684,726

Conglomerates — 2.0%
Altria Group, Inc.	100,400	7,042,056
Tyco International Ltd.*	70,200	2,372,058

		9,414,114

Consumer Products & Services — 4.1%
Black & Decker Corp.	24,800	2,190,088
Colgate-Palmolive Co.	33,000	2,140,050
International Flavors & Fragrances, Inc.	27,900	1,454,706
Johnson & Johnson	36,000	2,218,320
Kimberly-Clark Corp.	36,400	2,434,796
Procter & Gamble Co.	129,900	7,948,581
UST, Inc.(a)	17,500	939,925

		19,326,466

Containers & Packaging — 1.6%
Crown Holdings, Inc.*	80,300	2,005,091
Owens-Illinois, Inc.*	61,800	2,163,000
Smurfit-Stone Container Corp.*(a)	129,100	1,718,321
Sonoco Products Co.	38,400	1,643,904

		7,530,316

Electronic Components & Equipment — 4.9%
Flextronics International Ltd.*(a)	190,600	2,058,480
General Electric Co.	435,700	16,678,596
Sanmina-SCI Corp.*(a)	190,600	596,578
Solectron Corp.*	227,350	836,648
SPX Corp.	31,200	2,739,672

		22,909,974

Entertainment & Leisure — 1.2%
Disney, (Walt) Co. (The)	18,300	624,762
Time Warner, Inc.	234,800	4,940,192

		5,564,954

Financial – Bank & Trust — 8.5%
Astoria Financial Corp.(a)	50,300	1,259,512
Bank of America Corp.	329,500	16,109,255
BB&T Corp.	21,500	874,620
Comerica, Inc.(a)	40,400	2,402,588
Fifth Third BanCorp	51,600	2,052,132
National City Corp.(a)	97,100	3,235,372
SunTrust Banks, Inc.	43,800	3,755,412
U.S. BanCorp	105,600	3,479,520
Wachovia Corp.	57,500	2,946,875
Wells Fargo & Co.	108,000	3,798,360

		39,913,646

Financial Services — 15.4%
Ambac Financial Group, Inc.	27,600	2,406,444
Ameriprise Financial, Inc.	47,800	3,038,646
Citigroup, Inc.	367,500	18,849,075
Countrywide Financial Corp.(a)	95,400	3,467,790
Fannie Mae	107,100	6,996,843
Freddie Mac(a)	60,300	3,660,210

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial Services (cont’d.)
JPMorgan Chase & Co.	274,600	$13,304,370
KeyCorp.(a)	43,475	1,492,497
MBIA, Inc.	40,100	2,495,022
Merrill Lynch & Co., Inc.	67,300	5,624,934
MGIC Investment Corp.(a)	39,600	2,251,656
Morgan Stanley	31,600	2,650,608
Waddell & Reed Financial, Inc. (Class A Stock)	39,400	1,024,794
Washington Mutual, Inc.(a)	109,200	4,656,288

		71,919,177

Food — 3.9%
ConAgra Foods, Inc.	90,700	2,436,202
Kellogg Co.	47,700	2,470,383
Kraft Foods, Inc. (Class A Stock)	122,779	4,327,960
Kroger Co. (The)	118,900	3,344,657
Safeway, Inc.	95,300	3,243,059
Sara Lee Corp.	147,800	2,571,720

		18,393,981

Healthcare Services — 0.2%
Tenet Healthcare Corp.*(a)	127,700	831,327

Home Builders — 0.8%
Centex Corp.(a)	24,000	962,400
KB Home(a)	42,000	1,653,540
Pulte Homes, Inc.	40,700	913,715

		3,529,655

Insurance — 8.8%
ACE Ltd.	36,100	2,256,972
Aflac, Inc.	8,300	426,620
Allstate Corp. (The)	21,600	1,328,616
American International Group, Inc.	156,200	10,938,686
Fidelity National Financial, Inc. (Class A Stock)	98,800	2,341,560
Genworth Financial, Inc. (Class A Stock)	96,800	3,329,920
Hartford Financial Services Group, Inc. (The)	36,100	3,556,211
MetLife, Inc.	68,500	4,416,880
Old Republic International Corp.	105,800	2,249,308
PartnerRe Ltd. (Bermuda)	6,200	480,500
RenaissanceRe Holdings Ltd.	30,700	1,903,093
Torchmark Corp.	2,225	149,075
Travelers Cos., Inc. (The)	79,140	4,233,990
UnumProvident Corp.(a)	64,800	1,691,928
XL Capital Ltd. (Class A Stock)(a)	23,000	1,938,670

		41,242,029

Machinery & Equipment — 0.7%
Eaton Corp.	32,500	3,022,500

Medical Supplies & Equipment — 0.8%
AmerisourceBergen Corp.	24,275	1,200,884
McKesson Corp.	43,500	2,594,340

		3,795,224

Metals & Mining — 0.7%
Arcelor Mittal Steel Co. (Class A Stock) (Netherlands)(a)	53,000	3,307,200

Movies & Entertainment — 0.5%
Viacom, Inc. (Class B Stock)*	55,200	2,297,976

Office Equipment — 0.6%
Pitney Bowes, Inc.	55,300	2,589,146

Oil & Gas — 13.3%
BP PLC, ADR (United Kingdom)	38,000	2,741,320
ChevronTexaco Corp.	175,500	14,784,120
ConocoPhillips	87,600	6,876,600
Exxon Mobil Corp.	321,600	26,975,808
Marathon Oil Corp.	84,400	5,060,624
Occidental Petroleum Corp.	11,800	682,984
Royal Dutch Shell PLC, ADR (Netherlands)	32,900	2,671,480
Total Fina SA, ADR (France)	30,000	2,429,400

		62,222,336

Paper & Forest Products — 0.6%
Temple-Inland, Inc.	47,100	2,898,063

Pharmaceuticals — 5.1%
Lilly, (Eli) & Co.	54,700	3,056,636
Merck & Co., Inc.	91,300	4,546,740
Pfizer, Inc.	533,800	13,649,266
Schering-Plough Corp.	88,100	2,681,764

		23,934,406

Printing & Publishing — 0.2%
Gannett Co., Inc.	14,700	807,765

Restaurants — 1.1%
McDonald’s Corp.	101,100	5,131,836

Retail & Merchandising — 2.8%
Dillard’s, Inc. (Class A Stock)	35,800	1,286,294
Family Dollar Stores, Inc.	27,100	930,072
Gap, Inc. (The)	125,700	2,400,870
Home Depot, Inc.	25,000	983,750
Macy’s, Inc.	77,900	3,098,862
Mattel, Inc.(a)	33,100	837,099
Office Depot, Inc.*	39,900	1,208,970
Saks, Inc.(a)	55,800	1,191,330
Wal-Mart Stores, Inc.	20,000	962,200

		12,899,447

Telecommunications — 7.4%
American Tower Corp. (Class A Stock)*	35,300	1,482,600
AT&T, Inc.	327,800	13,603,700
Nokia Corp. (Class A Stock), ADR (Finland)	34,300	964,173
Sprint Corp.	271,000	5,612,410
Verizon Communications, Inc.(a)	251,200	10,341,904
Vodafone Group PLC, ADR (United Kingdom)	79,900	2,687,037

		34,691,824

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Utilities — 2.1%
Allegheny Energy, Inc.*	50,400	$2,607,696
Constellation Energy Group, Inc.	37,500	3,268,875
Entergy Corp.	25,500	2,737,425
Wisconsin Energy Corp.	30,700	1,357,861

		9,971,857

TOTAL LONG-TERM INVESTMENTS
(cost $367,678,647)		456,562,054

SHORT-TERM INVESTMENT — 13.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $63,024,138; includes $53,182,997 of cash collateral for securities on loan)(b)(w) (Note 4)	63,024,138	63,024,138

TOTAL INVESTMENTS — 111.1%
(cost $430,702,785; Note 6)		519,586,192
Liabilities in excess of other assets — (11.1)%		(52,001,495)

NET ASSETS — 100.0%		$467,584,697

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $51,242,517; cash collateral of $53,182,997 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Financial Services	15.4%
Affiliated Money Market Mutual Fund (11.4% represents investments purchased with collateral from securities on loan)	13.5
Oil & Gas	13.3
Insurance	8.8
Financial – Bank & Trust	8.5
Telecommunications	7.4
Pharmaceuticals	5.1
Electronic Components & Equipment	4.9
Consumer Products & Services	4.1
Food	3.9
Retail & Merchandising	2.8
Chemicals	2.3
Utilities	2.1
Conglomerates	2.0
Containers & Packaging	1.6
Automotive Parts	1.3
Beverages	1.2
Entertainment & Leisure	1.2
Restaurants	1.1
Aerospace	1.1
Computer Hardware	1.1
Broadcasting	0.8
Clothing & Apparel	0.8
Medical Supplies & Equipment	0.8
Home Builders	0.8
Metals & Mining	0.7
Machinery & Equipment	0.7
Paper & Forest Products	0.6
Cable Television	0.6
Computer Services & Software	0.6
Office Equipment	0.6
Movies & Entertainment	0.5
Automobile Manufacturers	0.3
Advertising	0.2
Healthcare Services	0.2
Printing & Publishing	0.2

111.1
Liabilities in excess of other assets	(11.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $51,242,517:
Unaffiliated investments (cost $367,678,647)	$456,562,054
Affiliated investments (cost $63,024,138)	63,024,138
Cash	773,828
Dividends and interest receivable	714,223
Prepaid expenses	2,452
Receivable for fund share sold	814

Total Assets	521,077,509

LIABILITIES:
Payable to broker for collateral for securities on loan	53,182,997
Payable for fund share repurchased	125,850
Advisory fees payable	122,235
Accrued expenses and other liabilities	59,036
Shareholder servicing fees payable	2,694

Total Liabilities	53,492,812

NET ASSETS	$467,584,697

Net assets were comprised of:
Paid-in capital	$331,254,556
Retained earnings	136,330,141

Net assets, June 30, 2007	$467,584,697

Net asset value and redemption price per share, $467,584,697/31,729,527 outstanding shares of beneficial interest	$14.74

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $33,192 foreign withholding tax)	$5,529,972
Affiliated dividend income	222,312
Affiliated income from securities lending, net	35,617
Unaffiliated interest	477

5,788,378

EXPENSES
Advisory fees	1,692,858
Shareholder servicing fees and expenses	158,000
Custodian and accounting fees	46,000
Loan interest expense (Note 7)	15,507
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	1,000
Miscellaneous	9,785

Total expenses	1,955,150

NET INVESTMENT INCOME	3,833,228

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	19,527,789
Net change in unrealized appreciation (depreciation) on investments	457,044

NET GAIN ON INVESTMENTS	19,984,833

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,818,061

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,833,228	$6,162,174
Net realized gain on investments	19,527,789	19,314,625
Net change in unrealized appreciation (depreciation) on investments	457,044	45,122,562

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,818,061	70,599,361

DISTRIBUTIONS	—	(22,626,186)

FUND SHARE TRANSACTIONS:
Fund share sold [3,718,286 and 11,564,927 shares, respectively]	53,284,331	147,408,368
Fund share issued in reinvestment of distributions [0 and 1,856,126 shares, respectively]	—	22,626,186
Fund share repurchased [4,888,552 and 3,834,192 shares, respectively]	(68,628,010)	(49,110,937)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(15,343,679)	120,923,617

TOTAL INCREASE IN NET ASSETS	8,474,382	168,896,792
NET ASSETS:
Beginning of period	459,110,315	290,213,523

End of period	$467,584,697	$459,110,315

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS		Value
	Shares	(Note 2)

Aerospace & Defense — 1.0%
United Technologies Corp.	485,000	$34,401,050

Airlines — 0.2%
Southwest Airlines Co.(a)	474,800	7,079,268

Beverages — 0.9%
PepsiCo, Inc.	486,000	31,517,100

Capital Markets — 5.8%
Bank of New York Co., Inc. (The)	1,402,900	58,136,176
Franklin Resources, Inc.	150,000	19,870,500
Lehman Brothers Holdings, Inc.(a)	367,600	27,393,552
Merrill Lynch & Co., Inc.(a)	606,200	50,666,196
Northern Trust Corp.	800,000	51,392,000

		207,458,424

Chemicals — 2.1%
Air Products & Chemicals, Inc.	948,900	76,263,093

Commercial Banks — 2.8%
Wachovia Corp.(a)	323,500	16,579,375
Wells Fargo & Co.(a)	1,650,000	58,030,500
Zions Bancorp	315,000	24,226,650

		98,836,525

Communications Equipment — 1.3%
Cisco Systems, Inc.*	1,706,400	47,523,240

Computers & Peripherals — 4.1%
International Business Machines Corp.(a)	282,700	29,754,175
Sun Microsystems, Inc.*	22,404,500	117,847,670

		147,601,845

Diversified Consumer Services — 0.4%
Apollo Group, Inc. (Class A Stock)*(a)	243,100	14,204,333

Diversified Financial Services — 8.4%
Bank of America Corp.	1,302,100	63,659,669
Citigroup, Inc.	2,166,400	111,114,656
JPMorgan Chase & Co.	2,613,500	126,624,075

		301,398,400

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	2,516,400	104,430,600
Verizon Communications, Inc.(a)	1,255,200	51,676,584

		156,107,184

Electric Utilities — 0.2%
Southern Co. (The)	214,600	7,433,744

Electrical Equipment — 3.4%
Emerson Electric Co.	2,588,400	121,137,120

Energy Equipment & Services — 0.3%
Nabors Industries Ltd. (Bermuda)*	359,200	11,990,096

Food & Staples Retailing — 2.4%
CVS/Caremark Corp.	905,524	33,006,350
Safeway, Inc.	693,200	23,589,596
Walgreen Co.(a)	715,000	31,131,100

		87,727,046

Food Products — 1.7%
Campbell Soup Co.	791,600	30,721,996
Kellogg Co.	593,400	30,732,186

		61,454,182

Health Care Equipment & Supplies — 1.6%
Alcon, Inc. (Switzerland)(a)	93,500	12,614,085
Becton, Dickinson & Co.	605,600	45,117,200

		57,731,285

Healthcare Providers & Services — 8.5%
Aetna, Inc.	842,000	41,594,800
Laboratory Corp. of America Holdings*(a)	482,500	37,760,450
Medco Health Solutions, Inc.*	321,800	25,097,182
UnitedHealth Group, Inc.	2,073,000	106,013,220
WellPoint, Inc.*(a)	1,190,200	95,013,666

		305,479,318

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	523,100	26,552,556

Household Products — 4.0%
Procter & Gamble Co.	2,351,100	143,863,809

Independent Power Producers — 0.9%
AES Corp. (The)*	1,500,000	32,820,000

Industrial Conglomerates — 1.8%
General Electric Co.	1,700,000	65,076,000

Insurance — 10.9%
ACE Ltd. (Cayman Islands)	1,006,500	62,926,380
Allstate Corp. (The)	266,700	16,404,717
American International Group, Inc.	2,258,500	158,162,755
Axis Capital Holdings Ltd. (Bermuda)	1,498,100	60,897,765
Hartford Financial Services Group, Inc. (The)	211,600	20,844,716
Loews Corp.	926,700	47,243,166
Willis Group Holdings Ltd. (United Kingdom)	569,800	25,105,388

		391,584,887

IT Services — 2.2%
Accenture Ltd. (Class A Stock)(a)	1,242,800	53,303,692
Fiserv, Inc.*	425,000	24,140,000

		77,443,692

Machinery — 0.2%
Danaher Corp.	101,400	7,655,700

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Media — 5.7%
Comcast Corp. (Class A Stock)*	925,100	$26,013,812
News Corp. (Class A Stock)	2,092,900	44,390,409
Omnicom Group, Inc.	250,000	13,230,000
Time Warner, Inc.	5,308,500	111,690,840
Viacom, Inc. (Class B Stock)*	258,200	10,748,866

		206,073,927

Multi-Utilities
PG&E Corp.	9,000	415,260

Oil, Gas and Consumable Fuels — 7.1%
ChevronTexaco Corp.(a)	828,600	69,801,264
Exxon Mobil Corp.	1,238,900	103,918,932
Total Fina SA, ADR (France)(a)	1,000,000	80,980,000

		254,700,196

Pharmaceuticals — 5.2%
Lilly, (Eli) & Co.	1,055,600	58,986,928
Merck & Co., Inc.(a)	821,600	40,915,680
Schering-Plough Corp.	725,100	22,072,044
Wyeth(a)	1,113,000	63,819,420

		185,794,072

Semiconductors & Semiconductor Equipment — 0.7%
International Rectifier Corp.*	625,600	23,309,856

Software — 3.1%
Microsoft Corp.	3,773,700	111,210,939

Thrifts & Mortgage Finance — 1.5%
Fannie Mae	800,000	52,264,000

Tobacco — 3.6%
Altria Group, Inc.	1,075,000	75,400,500
Loews Corp. - Carolina Group(a)	688,100	53,169,487

		128,569,987

TOTAL LONG-TERM INVESTMENTS
(cost $2,979,515,292)		3,482,678,134

SHORT-TERM INVESTMENT — 12.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $447,076,367; includes $322,411,229 of cash collateral for securities on loan)(b)(w) (Note 4)	447,076,367	447,076,367

TOTAL INVESTMENTS — 109.4%
(cost $3,426,591,659; Note 6)		3,929,754,501
Liabilities in excess of other assets — (9.4)%		(339,207,684)

NET ASSETS — 100.0%		$3,590,546,817

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $312,955,177; cash collateral of $322,411,229 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (9.0% represents investments purchased with collateral from securities on loan)	12.4%
Insurance	10.9
Healthcare Providers & Services	8.5
Diversified Financial Services	8.4
Oil, Gas And Consumable Fuels	7.1
Capital Markets	5.8
Media	5.7
Pharmaceuticals	5.2
Diversified Telecommunication Services	4.3
Computers & Peripherals	4.1
Household Products	4.0
Tobacco	3.6
Electrical Equipment	3.4
Software	3.1
Commercial Banks	2.8
Food & Staples Retailing	2.4
IT Services	2.2
Chemicals	2.1
Industrial Conglomerates	1.8
Food Products	1.7
Health Care Equipment & Supplies	1.6
Thrifts & Mortgage Finance	1.5
Communications Equipment	1.3
Aerospace & Defense	1.0
Independent Power Producers	0.9
Beverages	0.9
Hotels, Restaurants & Leisure	0.7
Semiconductors & Semiconductor Equipment	0.7
Diversified Consumer Services	0.4
Energy Equipment & Services	0.3
Electric Utilities	0.2
Machinery	0.2
Airlines	0.2

109.4
Liabilities in excess of other assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $312,955,177:
Unaffiliated investments (cost $2,979,515,292)	$3,482,678,134
Affiliated investments (cost $447,076,367)	447,076,367
Receivable for investments sold	31,261,855
Dividends and interest receivable	3,678,221
Receivable for fund share sold	2,116,212
Prepaid expenses	19,971

Total Assets	3,966,830,760

LIABILITIES:
Payable to broker for collateral for securities on loan	322,411,229
Payable for investments purchased	34,663,240
Payable to custodian	11,452,825
Payable for fund share repurchased	6,396,526
Advisory fees payable	899,219
Accrued expenses and other liabilities	440,127
Shareholder servicing fees payable	20,777

Total Liabilities	376,283,943

NET ASSETS	$3,590,546,817

Net assets were comprised of:
Paid-in capital	$2,794,902,985
Retained earnings	795,643,832

Net assets, June 30, 2007	$3,590,546,817

Net asset value and redemption price per share, $3,590,546,817/144,455,144 outstanding shares of beneficial interest	$24.86

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $227,978 foreign withholding tax)	$32,199,447
Affiliated dividend income	3,678,072
Affiliated income from securities lending, net	140,835

36,018,354

EXPENSES
Advisory fees	12,441,722
Shareholder servicing fees and expenses	1,161,227
Custodian and accounting fees	216,000
Insurance expenses	32,000
Trustees’ fees	23,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	18,628

Total expenses	13,916,577

NET INVESTMENT INCOME	22,101,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	133,294,024
Net change in unrealized appreciation (depreciation) on investments	38,460,698

NET GAIN ON INVESTMENTS	171,754,722

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,856,499

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,101,777	$33,908,660
Net realized gain on investments	133,294,024	144,320,185
Net change in unrealized appreciation (depreciation) on investments	38,460,698	271,575,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	193,856,499	449,804,046

DISTRIBUTIONS	—	(27,071,270)

FUND SHARE TRANSACTIONS:
Fund share sold [30,887,311 and 33,446,678 shares, respectively]	737,105,399	705,907,584
Fund share issued in reinvestment of distributions [0 and 1,295,899 shares, respectively]	—	27,071,270
Fund share repurchased [14,327,720 and 45,557,104 shares, respectively]	(346,304,110)	(952,572,164)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	390,801,289	(219,593,310)

TOTAL INCREASE IN NET ASSETS	584,657,788	203,139,466
NET ASSETS:
Beginning of period	3,005,889,029	2,802,749,563

End of period	$3,590,546,817	$3,005,889,029

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS	Shares	Value (Note 2)

Advertising — 0.2%
Interpublic Group of Cos., Inc.(a)*	90,000	$1,026,000

Aerospace — 1.4%
United Technologies Corp.	86,300	6,121,259

Aerospace & Defense — 1.8%
Boeing Co.	40,500	3,894,480
Northrop Grumman Corp.	49,600	3,862,352

		7,756,832

Apparel — 0.2%
Jones Apparel Group, Inc.(a)	34,800	983,100

Automobile Manufacturers — 0.7%
Ford Motor Co.*(a)	47,300	445,566
General Motors Corp.(a)	60,600	2,290,680
Toyota Motor Corp., ADR (Japan)	3,200	402,816

		3,139,062

Automotive Parts — 0.3%
Autoliv, Inc. (Sweden)	12,500	710,875
Magna International, Inc. (Class A Stock)	4,400	400,356

		1,111,231

Banks — 0.5%
KeyCorp	58,100	1,994,573

Beverages — 0.2%
Coca-Cola Co.	5,300	277,243
PepsiCo, Inc.	9,600	622,560

		899,803

Biotechnology — 1.4%
Genentech, Inc.*	23,800	1,800,708
Gilead Sciences, Inc.*	110,700	4,291,839

		6,092,547

Biotechnology Healthcare — 0.3%
Celgene Corp.*(a)	24,500	1,404,585

Building Materials — 0.1%
American Standard Cos., Inc.	300	17,694
Masco Corp.	15,000	427,050

		444,744

Chemicals — 2.5%
Ashland, Inc.	15,300	978,435
Dow Chemical Co.	88,900	3,931,158
DuPont (E.I.) de Nemours & Co.(a)	89,000	4,524,760
Lubrizol Corp. (The)(a)	18,400	1,187,720

		10,622,073

Clothing & Apparel — 2.4%
Gap, Inc.	75,200	1,436,320
Kohl’s Corp.*	38,800	2,755,964
Limited Brands, Inc.	44,300	1,216,035
NIKE, Inc. (Class B Stock)	41,100	2,395,719
VF Corp.	25,775	2,360,474

		10,164,512

Commercial Banks — 2.5%
Bank of America Corp.	220,646	10,787,383

Communication Equipment — 1.7%
Cisco Systems, Inc.*	190,300	5,299,855
Motorola, Inc.	40,900	723,930
Nokia Corp., ADR (Finland)	31,700	891,087
Tellabs, Inc.*	44,100	474,516

		7,389,388

Computer Services & Software — 3.3%
Akamai Technologies, Inc.(a)*	21,100	1,026,304
Allegheny Energy, Inc*	29,400	1,521,156
Electronic Arts, Inc.*	55,300	2,616,796
Microsoft Corp.	314,800	9,277,156

		14,441,412

Computers & Peripherals — 4.9%
Apple, Inc.*	65,100	7,944,804
EMC Corp.*	41,000	742,100
Hewlett-Packard Co.	113,560	5,067,047
International Business Machines Corp.(a)	56,900	5,988,725
Network Appliance, Inc.*	52,400	1,530,080

		21,272,756

Conglomerates — 4.9%
General Electric Co.	435,670	16,677,448
Tyco International Ltd.*	138,400	4,676,536

		21,353,984

Construction — 0.2%
Pulte Homes, Inc.	46,200	1,037,190

Consumer Products & Services — 3.5%
Colgate-Palmolive Co.	37,000	2,399,450
Fortune Brands, Inc.	21,500	1,770,955
Kimberly-Clark Corp.	4,425	295,988
Procter & Gamble Co.	170,900	10,457,371

		14,923,764

Containers & Packaging — 0.5%
Smurfit-Stone Container Corp.*(a)	102,400	1,362,944
Sonoco Products Co.	20,500	877,605

		2,240,549

Diversified Financial Services — 0.4%
Goldman Sachs Group, Inc.	7,000	1,517,250

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	129,500	5,374,250
Verizon Communications, Inc.(a)	184,400	7,591,748

		12,965,998

Electric Utilities — 0.2%
American Electric Power Co., Inc.	14,700	662,088

Electrical Equipment — 0.3%
Emerson Electric Co.	28,000	1,310,400

SEE NOTES TO FINANCIAL STATEMENTS.
A43

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Electronic Components — 1.2%
Arrow Electronics, Inc.*	28,300	$1,087,569
Avnet, Inc.*(a)	40,700	1,613,348
Solectron Corp.*	347,697	1,279,525
Tech Data Corp.*(a)	33,000	1,269,180

		5,249,622

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	16,500	1,388,145
Halliburton Co.	101,200	3,491,400

		4,879,545

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)(a)	11,000	929,500

Financial – Bank & Trust — 2.3%
BB&T Corp.	15,800	642,744
Comerica, Inc.(a)	27,600	1,641,372
National City Corp.(a)	88,700	2,955,484
U.S. Bancorp	29,000	955,550
Wells Fargo & Co.	103,200	3,629,544

		9,824,694

Financial Services — 7.4%
Chicago Mercantile Exchange Holdings, Inc.(a)	4,400	2,351,184
Citigroup, Inc.	237,100	12,160,859
Franklin Resources, Inc.	22,500	2,980,575
JPMorgan Chase & Co.	118,376	5,735,317
Merrill Lynch & Co., Inc.	67,100	5,608,218
Moody’s Corp.	27,900	1,735,380
NYSE Euronext, Inc.	18,600	1,369,332

		31,940,865

Food & Staples Retailing — 0.6%
Kroger Co. (The)	34,000	956,420
Wal-Mart Stores, Inc.	36,500	1,756,015

		2,712,435

Foods — 2.3%
H.J. Heinz Co.	34,300	1,628,221
Kraft Foods, Inc. (Class A Stock)	80,724	2,845,521
Safeway, Inc.	53,500	1,820,605
Sara Lee Corp.	106,100	1,846,140
Wrigley, (Wm., Jr.) Co.	32,700	1,808,637

		9,949,124

Healthcare Services — 1.9%
Laboratory Corp. of America Holdings*(a)	21,700	1,698,242
Tenet Healthcare Corp.*(a)	140,500	914,655
UnitedHealth Group, Inc.	105,600	5,400,384

		8,013,281

Hotels & Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	30,500	2,045,635

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	122,600	6,223,176

Information Technology Products & Services — 0.2%
Ingram Micro, Inc. (Class A Stock)*	47,100	1,022,541

Insurance — 5.7%
ACE Ltd.	26,600	1,663,032
American International Group, Inc.	138,787	9,719,254
Axis Capital Holdings Ltd. (Bermuda)	26,550	1,079,258
Genworth Financial, Inc. (Class A Stock)	58,300	2,005,520
Hartford Financial Service Group, Inc.	12,500	1,231,375
Loews Corp.	10,700	545,486
MetLife, Inc.	9,800	631,904
Old Republic International Corp.	48,000	1,020,480
PartnerRe Ltd. (Bermuda)	200	15,500
Travelers Cos., Inc. (The)	74,193	3,969,325
XL Capital Ltd. (Class A Stock)(a)	34,800	2,933,292

		24,814,426

Internet Services — 2.3%
eBay, Inc.*	60,700	1,953,326
Google, Inc. (Class A Stock)*	14,900	7,798,362

		9,751,688

Investment Management — 0.4%
Janus Capital Group, Inc.(a)	65,700	1,829,088

IT Services — 0.3%
Cognizant Technology Solutions Corp. (Class A Shares)	19,300	1,449,237

Machinery & Equipment — 1.5%
Eaton Corp.	20,900	1,943,700
Ingersoll-Rand Co. Ltd. (Class A Stock)	49,000	2,686,180
SPX Corp.	19,900	1,747,419

		6,377,299

Media — 3.1%
CBS Corp. (Class B Stock)	102,650	3,420,298
Citadel Broadcasting Corp.(a)	3,616	23,323
Comcast Corp. (Class A Stock)*(a)	67,150	1,888,258
Time Warner, Inc.	283,700	5,969,048
Tribune Co.(a)	18,226	535,844
Walt Disney Co. (The) (The)	47,100	1,607,994

		13,444,765

SEE NOTES TO FINANCIAL STATEMENTS.
A44

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Medical Supplies & Equipment — 1.1%
Alcon, Inc. (Switzerland)	14,100	$1,902,231
Becton Dickinson & Co.	35,400	2,637,300

		4,539,531

Metals & Mining — 0.4%
Alcan, Inc.	22,700	1,845,510

Multi-Utilities — 0.4%
Ameren Corp.(a)	31,400	1,538,914

Oil, Gas & Consumable Fuels — 7.5%
BP PLC, ADR (United Kingdom)	25,100	1,810,714
ChevronTexaco Corp.	99,846	8,411,027
Exxon Mobil Corp.	228,800	19,191,744
Marathon Oil Corp.	14,600	875,416
Noble Energy, Inc.	33,800	2,108,782

		32,397,683

Paper & Forest Products — 0.5%
International Paper Co.(a)	60,000	2,343,000

Personnel Services — 0.4%
Apollo Group, Inc. (Class A Stock)*(a)	32,300	1,887,289

Pharmaceuticals — 6.9%
Abbott Laboratories	39,000	2,088,450
Johnson & Johnson	45,300	2,791,386
Lilly, (Eli) & Co.	40,800	2,279,904
Merck & Co., Inc.	151,400	7,539,720
Pfizer, Inc.	172,820	4,419,007
Schering-Plough Corp.	132,700	4,039,388
Wyeth	116,700	6,691,578

		29,849,433

Printing & Publishing — 0.4%
Donnelley, (R.R.) & Sons Co.	15,100	657,001
Idearc, Inc.	31,020	1,095,937

		1,752,938

Retail — 0.2%
Dick’s Sporting Goods, Inc.*(a)	18,400	1,070,328

Retail & Merchandising — 2.2%
Dillard’s, Inc. (Class A Stock)	33,800	1,214,434
Macy’s Inc.	56,500	2,247,570
Target Corp.	92,400	5,876,640

		9,338,644

Semiconductors — 1.4%
Intel Corp.(a)	112,280	2,667,773
Nvidia Corp.(a)*	62,600	2,586,006
Taiwan Semiconductor Manufacturing Co. Ltd.	55,375	616,323

		5,870,102

Software — 0.5%
Adobe Systems, Inc.*	57,900	2,324,685

Technology — 0.2%
Sanmina SCI Corp.*	262,300	820,999

Technology Software — 0.4%
Electronic Data Systems Corp.	54,200	1,502,966

Thrifts & Mortgage Finance — 3.1%
Fannie Mae*	73,400	4,795,222
Freddie Mac*	61,700	3,745,190
Washington Mutual, Inc.(a)	110,300	4,703,192

		13,243,604

Tobacco — 1.9%
Altria Group, Inc.*	116,650	8,181,831

Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.	264,774	5,483,470
Vodafone Group PLC, ADR (United Kingdom)	41,300	1,388,919

		6,872,389

TOTAL LONG-TERM INVESTMENTS
(cost $340,801,127)		427,499,250

SHORT-TERM INVESTMENT — 13.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund –
Taxable Money Market Series (cost $58,714,851; includes $58,564,254 of cash collateral or securities on loan)(b)(w) (Note 4)	58,714,851	58,714,851

TOTAL INVESTMENTS — 112.5%
(cost $399,515,978; Note 6)		486,214,101
Liabilities in excess of other assets — (12.5)%		(54,010,779)

NET ASSETS — 100.0%		$432,203,322

The following abbreviation is used in portfolio descriptions:

ADR	ADR American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $56,812,833; cash collateral of $58,564,254 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.
A45

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (13.6% represents investments purchased with collateral from securities on loan)	13.6%
Oil, Gas & Consumable Fuels	7.5
Financial Services	7.4
Pharmaceuticals	6.9
Insurance	5.7
Conglomerates	4.9
Computers & Peripherals	4.9
Consumer Products & Services	3.5
Computer Services & Software	3.3
Media	3.1
Thrifts & Mortgage Finance	3.1
Diversified Telecommunication Services	3.0
Commercial Banks	2.5
Chemicals	2.5
Clothing & Apparel	2.4
Foods	2.3
Financial - Bank & Trust	2.3
Internet Services	2.3
Retail & Merchandising	2.2
Tobacco	1.9
Healthcare Services	1.9
Aerospace & Defense	1.8
Communication Equipment	1.7
Wireless Telecommunication Services	1.6
Machinery & Equipment	1.5
Hotels, Restaurants & Leisure	1.4
Aerospace	1.4
Biotechnology	1.4
Semiconductors	1.4
Electronic Components	1.2
Energy Equipment & Services	1.1
Medical Supplies & Equipment	1.1
Automobile Manufacturers	0.7
Food & Staples Retailing	0.6
Paper & Forest Products	0.5
Software	0.5
Containers & Packaging	0.5
Hotels & Motels	0.5
Banks	0.5
Personnel Services	0.4
Metals & Mining	0.4
Investment Management	0.4
Printing & Publishing	0.4
Multi-Utilities	0.4
Diversified Financial Services	0.4
Technology Software	0.4
IT Services	0.3
Biotechnology Healthcare	0.3
Electrical Equipment	0.3
Automotive Parts	0.3
Retail	0.2
Construction	0.2
Advertising	0.2
Information Technology Products & Services	0.2
Apparel	0.2
Farming & Agriculture	0.2
Beverages	0.2
Technology	0.2
Electric Utilities	0.2
Building Materials	0.1

112.5
Liabilities in excess of other assets	(12.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A46

AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007
ASSETS:
Investments at value, including securities on loan of $56,812,833:
Unaffiliated investments (cost $340,801,127)	$427,499,250
Affiliated investments (cost $58,714,851)	58,714,851
Receivable for investments sold	4,901,692
Dividends and interest receivable	552,178
Prepaid expenses	4,723
Receivable for fund share sold	1,824

Total Assets	491,674,518

LIABILITIES:
Payable to broker for collateral for securities on loan	58,564,254
Payable for fund share repurchased	642,560
Payable to custodian	137,323
Advisory fees payable	72,651
Accrued expenses and other liabilities	51,925
Shareholder servicing fees payable	2,483

Total Liabilities	59,471,196

NET ASSETS	$432,203,322

Net assets were comprised of:
Paid-in capital	$411,377,860
Retained earnings	20,825,462

Net assets, June 30, 2007	$432,203,322

Net asset value and redemption price per share, $432,203,322/29,734,280 outstanding shares of beneficial interest	$14.54

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007
INVESTMENT INCOME
Unaffiliated dividend income (net of $14,450 foreign withholding tax)	$4,230,913
Affiliated dividend income	89,162
Affiliated income from securities lending, net	69,163

4,389,238

EXPENSES
Advisory fees	1,328,854
Shareholder servicing fees and expenses	156,033
Custodian and accounting fees	50,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Audit fee	7,000
Legal fees and expenses	7,000
Loan interest expense (Note 7)	6,723
Insurance expenses	1,000
Shareholders’ reports	1,000
Miscellaneous	19,568

Total expenses	1,594,178

NET INVESTMENT INCOME	2,795,060

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	19,005,365
Net change in unrealized appreciation (depreciation) on investments	6,221,237

NET GAIN ON INVESTMENTS	25,226,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,021,662

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,795,060	$5,717,979
Net realized gain on investments	19,005,365	31,712,922
Net change in unrealized appreciation (depreciation) on investments	6,221,237	14,963,782

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,021,662	52,394,683

DISTRIBUTIONS	—	(5,026,006)

FUND SHARE TRANSACTIONS:
Fund share sold [1,176,520 and 2,343,268 shares, respectively]	16,561,787	30,272,421
Fund share issued in reinvestment of distributions [0 and 401,439 shares, respectively]	—	5,026,006
Fund share repurchased [5,059,329 and 11,035,306 shares, respectively]	(70,622,075)	(137,053,876)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(54,060,288)	(101,755,449)

TOTAL DECREASE IN NET ASSETS	(26,038,626)	(54,386,772)
NET ASSETS:
Beginning of period	458,241,948	512,628,720

End of period	$432,203,322	$458,241,948

SEE NOTES TO FINANCIAL STATEMENTS.
A47

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace — 2.3%
Lockheed Martin Corp.	18,092	$1,703,000
Northrop Grumman Corp.	88,579	6,897,647
Raytheon Co.	8,881	478,597

		9,079,244

Airlines — 0.1%
Southwest Airlines Co.(a)	34,009	507,074

Automotive Parts — 1.2%
Magna International, Inc. (Class A Stock) (Canada)	51,925	4,724,656

Beverages — 0.7%
Coca-Cola Enterprises, Inc.	19,964	479,136
Molson Coors Brewing Co. (Class B Stock)	20,922	1,934,448
Pepsi Bottling Group, Inc.	9,567	322,217
PepsiAmericas, Inc.	7,391	181,523

		2,917,324

Broadcasting — 0.7%
CBS Corp. (Class B Stock)	83,236	2,773,424
Sinclair Broadcast Group, Inc. (Class A Stock)	10,793	153,476

		2,926,900

Building Materials — 0.2%
Building Material Holding Corp.(a)	50,258	713,161

Business Services — 1.4%
Accenture Ltd. (Class A Stock)(a)	106,289	4,558,735
Acxiom Corp.	36,034	953,099

		5,511,834

Chemicals — 2.1%
Celanese Corp.	76,911	2,982,609
Lyondell Chemical Co.	137,009	5,085,774

		8,068,383

Clothing & Apparel — 0.2%
Brown Shoe Co., Inc.	33,141	805,989

Commercial Services — 0.1%
Watson Wyatt Worldwide, Inc.	8,685	438,419

Commercial Services & Supplies — 0.1%
Labor Ready, Inc.*(a)	15,895	367,333

Computer Hardware — 5.1%
Hewlett-Packard Co.	202,246	9,024,217
International Business Machines Corp.(a)	102,417	10,779,389
Western Digital Corp.*	10,886	210,644

		20,014,250

Computer Services & Software — 2.9%
Computer Sciences Corp.*	73,862	4,368,937
Microsoft Corp.	220,364	6,494,127
Sybase, Inc.*(a)	13,848	330,829

		11,193,893

Conglomerates — 0.7%
Altria Group, Inc.	7,922	555,649
Tyco International Ltd.	63,269	2,137,860

		2,693,509

Construction — 1.4%
KB Home(a)	37,455	1,474,603
NVR, Inc.*(a)	5,834	3,965,662

		5,440,265

Consumer Cyclicals – Motor Vehicle — 0.6%
ArvinMeritor, Inc.(a)	109,435	2,429,457

Consumer Products & Services — 6.0%
Black & Decker Corp.	6,040	533,392
Blyth, Inc.	12,848	341,500
Hasbro, Inc.(a)	123,287	3,872,445
Johnson & Johnson	88,587	5,458,731
Kimberly-Clark Corp.	92,336	6,176,355
Newell Rubbermaid, Inc.	47,699	1,403,782
Procter & Gamble Co.	18,991	1,162,059
Rent-A-Center, Inc.*(a)	28,974	759,988
Reynolds America, Inc.(a)	7,274	474,265
Sotheby’s (Class A Stock)(a)	11,595	533,602
Tupperware Brands Corp.(a)	93,788	2,695,467

		23,411,586

Containers & Packaging — 0.5%
Sonoco Products Co.	48,643	2,082,407

Diversified Operations
Thornburg Mortgage Asset Corp.(a)	2,353	61,601

Electronic Components & Equipment — 3.6%
Arrow Electronics, Inc.*	26,820	1,030,693
Avnet, Inc.*	95,401	3,781,696
Eastman Kodak Co.(a)	31,055	864,261
General Electric Co.	144,387	5,527,134
Nam Tai Electronics, Inc. (Hong Kong)	36,519	435,306
Vishay Intertechnology, Inc.*(a)	151,776	2,401,096

		14,040,186

Entertainment & Leisure — 1.4%
Mattel, Inc.	70,008	1,770,502
Walt Disney Co. (The)	111,967	3,822,554

		5,593,056

Financial – Bank & Trust — 3.8%
Bank of America Corp.	253,040	12,371,125
Comerica, Inc.(a)	27,492	1,634,949
Corus Bankshares, Inc.(a)	42,491	733,395

		14,739,469

SEE NOTES TO FINANCIAL STATEMENTS.
A48

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Financial Services — 13.8%
AmeriCredit Corp.*	22,559	$598,942
Citigroup, Inc.	274,346	14,071,206
Countrywide Financial Corp.	85,508	3,108,216
Goldman Sachs Group, Inc.	37,756	8,183,613
IndyMac Bancorp, Inc.(a)	47,920	1,397,826
KKR Financial Holdings LLC	57,302	1,427,393
Lehman Brothers Holdings, Inc.	39,354	2,932,660
Merrill Lynch & Co., Inc.	63,583	5,314,267
Morgan Stanley	103,518	8,683,090
Washington Mutual, Inc.(a)	195,066	8,317,614

		54,034,827

Food — 1.4%
ConAgra Foods, Inc.	10,040	269,674
General Mills, Inc.	50,222	2,933,969
Kraft Foods, Inc. (Class A Stock)	5,482	193,241
Kroger Co. (The)	22,968	646,090
Seaboard Corp.	546	1,280,370

		5,323,344

Health Services — 0.1%
Healthspring, Inc.*(a)	25,223	480,750

Healthcare Services — 2.3%
AMERIGROUP Corp.*	28,535	679,133
Apria Healthcare Group, Inc.*(a)	31,675	911,290
Coventry Health Care, Inc.*	2,649	152,715
Humana, Inc.*	71,347	4,345,746
WellCare Health Plans, Inc.*(a)	32,991	2,986,015
WellPoint, Inc.*	1,412	112,720

		9,187,619

Hotels & Motels
Wyndham Worldwide Corp.*	4,717	171,038

Insurance — 6.2%
ACE Ltd.	102,541	6,410,863
Aetna, Inc.	52,279	2,582,583
Allstate Corp. (The)	7,123	438,136
American Financial Group, Inc.	26,121	892,032
American International Group, Inc.	10,970	768,229
Arch Capital Group Ltd.*	32,332	2,345,363
Aspen Insurance Holdings, Ltd. (Bermuda)(a)	70,890	1,989,882
AXIS Capital Holdings Ltd. (Bermuda)	38,613	1,569,618
Endurance Specialty Holdings Ltd. (Bermuda)(a)	84,994	3,403,160
Odyssey Re Holdings Corp.	14,282	612,555
PartnerRe Ltd. (Bermuda)	24,164	1,872,710
XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	15,030	1,266,879

		24,152,010

Internet Services — 0.7%
Cisco Systems, Inc.*	24,259	675,613
United Online, Inc.(a)	128,234	2,114,579

		2,790,192

IT Services — 0.5%
Electronic Data Systems Corp.	65,751	1,823,275

Machinery & Equipment — 0.7%
Cummins, Inc.	27,189	2,751,799

Medical Supplies & Equipment — 4.2%
Amgen, Inc.*	94,534	5,226,785
Applera Corp.- Applied Biosystems Group	96,212	2,938,314
Becton Dickinson & Co.	45,867	3,417,092
McKesson Corp.	83,708	4,992,345

		16,574,536

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	17,578	1,455,810
United States Steel Corp.	34,721	3,775,909

		5,231,719

Office Equipment — 0.8%
Lexmark International, Inc. (Class A Stock)*(a)	9,247	455,969
Xerox Corp.*	133,937	2,475,156

		2,931,125

Oil & Gas — 14.4%
ChevronTexaco Corp.	130,159	10,964,594
ConocoPhillips	101,784	7,990,044
EnCana Corp. (Canada)	39,369	2,419,225
Exxon Mobil Corp.	238,773	20,028,279
Grey Wolf, Inc.*(a)	116,633	961,056
Marathon Oil Corp.	61,748	3,702,410
Nicor, Inc.	36,987	1,587,482
Occidental Petroleum Corp.	45,807	2,651,309
Tesoro Corp.(a)	18,398	1,051,446
Valero Energy Corp.	66,236	4,892,191

		56,248,036

Pharmaceuticals — 4.7%
AmerisourceBergen Corp.	7,050	348,764
Biovail Corp. (Canada)	154,939	3,938,549
King Pharmaceuticals, Inc.*(a)	92,877	1,900,264
Merck & Co., Inc.	31,125	1,550,025
Pfizer, Inc.	368,397	9,419,911
Viropharma, Inc.*(a)	62,214	858,553
West Pharmaceutical Services, Inc.	10,039	473,339

		18,489,405

Printing & Publishing — 0.2%
Idearc, Inc.	16,588	586,054

SEE NOTES TO FINANCIAL STATEMENTS.
A49

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)	Shares	Value (Note 2)

Railroads — 1.0%
Burlington Northern Santa Fe Corp.	14,671	$1,249,089
CSX Corp.	15,425	695,359
Norfolk Southern Corp.	15,491	814,362
Union Pacific Corp.	9,712	1,118,337

		3,877,147

Real Estate Investment Trust — 0.8%
iStar Financial, Inc.	73,726	3,268,274

Restaurants — 1.1%
Darden Restaurants, Inc.	31,005	1,363,910
McDonald’s Corp.	57,704	2,929,055

		4,292,965

Retail & Merchandising — 1.5%
American Eagle Outfitters, Inc.	6,639	170,357
Big Lots, Inc.*(a)	35,369	1,040,556
Dress Barn, Inc.*	2,118	43,461
RadioShack Corp.(a)	128,435	4,256,336
SUPERVALU, Inc.	9,030	418,269

		5,928,979

Semiconductors — 1.9%
Amkor Technology, Inc.*(a)	181,588	2,860,011
Applied Materials, Inc.(a)	103,700	2,060,519
Intel Corp.	7,127	169,337
Lam Research Corp.*(a)	41,010	2,107,914
Novellus Systems, Inc.*(a)	1,534	43,520

		7,241,301

Telecommunications — 3.3%
AT&T, Inc.	118,400	4,913,600
Embarq Corp.	3,393	215,014
Verizon Communications, Inc.	184,617	7,600,682
Windstream Corp.	10,891	160,751

		12,890,047

Transportation — 1.1%
FedEx Corp.	10,045	1,114,694
United Parcel Service, Inc. (Class B Stock)(a)	41,502	3,029,646

		4,144,340

Utilities — 1.2%
Edison International	24,307	1,364,109
Progress Energy, Inc.(a)	11,037	503,177
TXU Corp.	43,811	2,948,480

		4,815,766

TOTAL LONG-TERM INVESTMENTS
(cost $322,761,969)		384,994,544

SHORT-TERM INVESTMENTS — 19.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.4%
Dryden Core Investment Fund – Taxable Money Market Series (cost $67,985,262; includes $67,938,792 of cash collateral for securities on loan)(b)(w) (Note 4)	67,985,262	$67,985,262

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal National Mortgage Association(n) (cost $6,699,107)
4.80%	07/02/07	$6,700	6,699,107

TOTAL SHORT-TERM INVESTMENTS (cost $74,684,369)			74,684,369

TOTAL INVESTMENTS
(cost $397,446,338; Note 6)			459,678,913
Liabilities in excess of other assets(x)— (17.4)%			(68,018,790)

NET ASSETS — 100.0%			$391,660,123

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $64,994,306; cash collateral of $67,938,792 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2007:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at June 30, 2007	Unrealized Depreciation

Long Position:
74	S&P 500	Sep 07	(1)$5,726,975	$5,606,980	$(119,995)

(1)	Cash of $207,200 has been segregated wIth the custodian to cover requirements for open futures contracts at June 30, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.
A50

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (17.3% represents investments purchased with collateral from securities on loan)	17.4%
Oil & Gas	14.4
Financial Services	13.8
Insurance	6.2
Consumer Products & Services	6.0
Computer Hardware	5.1
Pharmaceuticals	4.7
Medical Supplies & Equipment	4.2
Financial – Bank & Trust	3.8
Electronic Components & Equipment	3.6
Telecommunications	3.3
Computer Services & Software	2.9
Aerospace	2.3
Healthcare Services	2.3
Chemicals	2.1
Semiconductors	1.9
U.S. Government Agency Obligations	1.7
Retail & Merchandising	1.5
Entertainment & Leisure	1.4
Business Services	1.4
Construction	1.4
Food	1.4
Metals & Mining	1.3
Utilities	1.2
Automotive Parts	1.2
Restaurants	1.1
Transportation	1.1
Railroads	1.0
Real Estate Investment Trust	0.8
Office Equipment	0.8
Broadcasting	0.7
Beverages	0.7
Internet Services	0.7
Machinery & Equipment	0.7
Conglomerates	0.7
Consumer Cyclicals – Motor Vehicle	0.6
Containers & Packaging	0.5
IT Services	0.5
Clothing & Apparel	0.2
Building Materials	0.2
Printing & Publishing	0.2
Airlines	0.1
Health Services	0.1
Commercial Services	0.1
Commercial Services & Supplies	0.1

117.4
Liabilities in excess of other assets	(17.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A51

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $64,994,306:
Unaffiliated investments (cost $329,461,076)	$391,693,651
Affiliated investments (cost $67,985,262)	67,985,262
Cash	232,499
Dividends and interest receivable	404,505
Receivable for fund share sold	15,860
Prepaid expenses	3,491

Total Assets	460,335,268

LIABILITIES:
Payable to broker for collateral for securities on loan	67,938,792
Payable for fund share repurchased	485,514
Advisory fees payable	135,171
Accrued expenses and other liabilities	103,304
Due to broker-variation margin	6,660
Shareholder servicing fees payable	5,704

Total Liabilities	68,675,145

NET ASSETS	$391,660,123

Net assets were comprised of:
Paid-in capital	$360,088,572
Retained earnings	31,571,551

Net assets, June 30, 2007	$391,660,123

Net asset value and redemption price per share, $391,660,123/23,132,055 outstanding shares of beneficial interest	$16.93

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $28,207 foreign withholding tax)	$3,784,434
Unaffiliated interest	102,559
Affiliated income from securities lending, net	87,878
Affiliated dividend income	3,347

3,978,218

EXPENSES
Advisory fees	1,424,084
Shareholder servicing fees and expenses	132,914
Custodian and accounting fees	54,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	5,000
Insurance expenses	5,000
Legal fees and expenses	4,000
Shareholders’ reports	3,000
Miscellaneous	8,675

Total expenses	1,653,673

NET INVESTMENT INCOME	2,324,545

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	17,833,916
Futures transactions	114,751

17,948,667

Net change in unrealized appreciation (depreciation) on:
Investments	7,638,722
Futures	(122,708)

7,516,014

NET GAIN ON INVESTMENTS	25,464,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,789,226

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$2,324,545	$5,980,661
Net realized gain on investments	17,948,667	18,738,301
Net change in unrealized appreciation (depreciation) on investments	7,516,014	32,672,652

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	27,789,226	57,391,614

DISTRIBUTIONS	—	(6,705,668)

FUND SHARE TRANSACTIONS:
Fund share sold [1,104,980 and 1,868,611 shares, respectively]	18,671,297	27,174,335
Fund share issued in reinvestment of distributions [0 and 479,662 shares, respectively]	—	6,705,668
Fund share repurchased [2,475,898 and 6,596,784 shares, respectively]	(39,759,796)	(92,891,449)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(21,088,499)	(59,011,446)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,700,727	(8,325,500)
NET ASSETS:
Beginning of period	384,959,396	393,284,896

End of period	$391,660,123	$384,959,396

SEE NOTES TO FINANCIAL STATEMENTS.
A52

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 93.4%		Value
COMMON STOCKS — 61.5%	Shares	(Note 2)

Advertising
Omnicom Group, Inc.	852	$45,088

Aerospace — 1.1%
BE Aerospace, Inc.*	14,800	611,240
Boeing Co.	5,197	499,743
Lockheed Martin Corp.	4,947	465,661
Northrop Grumman Corp.	2,970	231,274
United Technologies Corp.	4,400	312,092

		2,120,010

Agriculture — 0.1%
Syngenta AG (Switzerland)	1,360	265,133

Airlines — 0.4%
Airasia BHD (Malaysia)	100,000	55,032
Grupo Aeroportuario Del Pacifico SA de CV (Mexico)	2,700	133,164
Korean Air Lines Co. Ltd. (Korea)	900	51,145
Lan Airlines SA (Chile)	600	50,490
Ryanair Holdings PLC, ADR (Ireland)(a)	2,960	111,740
Southwest Airlines Co.(a)	17,825	265,771
Turk Hava Yollari (Turkey)	10,600	77,935

		745,277

Apparel/Shoes — 0.1%
Phillips-Van Heusen Corp.	2,400	145,368

Automobile Manufacturers — 0.4%
DaimlerChrysler AG (Germany)	1,070	98,988
Fiat SpA (Italy)	2,390	70,990
Force Protection, Inc.*(a)	3,900	80,496
PT Astra International Tbk (Indonesia)	54,500	101,942
Toyota Motor Corp. (Japan)	6,000	380,102

		732,518

Automotive Parts — 0.6%
Autoliv, Inc.	1,480	84,168
Autozone, Inc.*	2,404	328,435
BorgWarner, Inc.	2,200	189,288
CTC Media, Inc.*	2,400	65,136
Genuine Parts Co.	377	18,699
Goodyear Tire & Rubber Co. (The)*	4,300	149,468
Hankook Tire Co. Ltd. (Korea)	6,200	111,403
Nokian Renkaat Oyj (Finland)	4,400	154,148

		1,100,745

Automotive Parts & Equipment — 0.1%
Continental AG (Germany)	1,050	148,233

Beverages — 0.8%
Anheuser-Busch Cos., Inc.	5,505	287,141
Cia Cervecerias Unidas SA (Chile)	7,800	57,071
Coca-Cola Co.	4,620	241,672
Coca-Cola Enterprises, Inc.	5,698	136,752
Heineken NV (Netherlands)	2,850	167,072
Molson Coors Brewing Co. (Class B Stock)	800	73,968
Pepsi Bottling Group, Inc.	7,464	251,388
PepsiCo, Inc.	6,267	406,415
SABMiller PLC (United Kingdom)	400	10,127

		1,631,606

Biotechnology — 0.2%
Amgen, Inc.	5,029	278,053
Biogen Idec, Inc.	2,223	118,931
Sunpower Corp. (Class A Stock)*	1,300	81,965

		478,949

Broadcasting — 0.2%
Sinclair Broadcast Group, Inc. (Class A Stock)	3,280	46,642
Viacom, Inc. (Class B Stock)*	8,110	337,619

		384,261

Broadcasting & Cable/Satellite TV — 0.2%
EchoStar Communications Corp. (Class A Stock) (Ghana)*	8,981	389,506

Building & Construction — 0.2%
Foster Wheeler Ltd.*	4,000	427,960

Building Materials — 0.4%
China National Building Material Co. Ltd. (Hong Kong)	20,000	43,892
Holcim Ltd. (Switzerland)	2,710	292,674
Lowe’s Cos., Inc.	11,821	362,786
Masco Corp.	2,208	62,862

		762,214

Building Products — 0.1%
Daikin Industries Ltd. (Japan)	3,400	123,988

Business Services — 0.7%
Accenture Ltd. (Class A Stock)(a)	13,439	576,399
Acxiom Corp.	2,654	70,198
Berkshire Hathaway, Inc.*	3	328,425
Fiserv, Inc.*	1,570	89,176
Informa Group PLC (United Kingdom)	3,540	39,448
Itron, Inc.*	1,000	77,940
TeleTech Holdings, Inc.*(a)	3,500	113,680

		1,295,266

Cable Television — 0.2%
Liberty Global, Inc. (Class A Stock)*	7,900	324,216
NET Servicos De Comunicacao SA (Brazil)*	5,900	97,416

		421,632

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Capital Markets — 0.2%
Mellon Financial Corp.(a)	6,616	$291,104
Schwab, (Charles) Corp.	8,200	168,264

		459,368

Chemicals — 0.9%
BASF AG (Germany)	1,760	231,166
Celanese Corp. (Class A Stock)	7,692	298,296
DuPont (E.I.) de Nemours & Co.	4,330	220,137
Fuller, (H.B.) Co.(a)	1,574	47,047
Lyondell Chemical Co.	5,898	218,934
Minerals Technologies, Inc.	1,351	90,449
Mosaic Co. (The)	2,200	85,844
PPG Industries, Inc.	3,240	246,596
Terra Industries, Inc.(a)	3,600	91,512
Umicore (Belgium)	910	197,307
Yara International ASA (Norway)	3,060	91,757

		1,819,045

Clothing & Apparel — 0.6%
Adidas-Salomon AG (Germany)	2,290	144,738
Burberry Group PLC (United Kingdom)	23,100	316,419
Coach, Inc.*	2,200	104,258
Guess, Inc.	5,300	254,612
Gymboree Corp.*	531	20,927
Lojas Renner SA (Brazil)	7,900	146,615
VF Corp.	1,600	146,528

		1,134,097

Commercial Banks — 0.4%
ICICI Bank Ltd., ADR (India)	3,100	152,365
Julius Baer Holding AG (Switzerland)	4,390	314,104
SunTrust Banks, Inc.	3,757	322,125
Turkiye Halk Bankasi AS (Turkey)*	3,347	21,548

		810,142

Commercial Services — 0.2%
Apollo Group, Inc. (Class A Stock)	1,300	75,530
Capita Group PLC (United Kingdom)	12,960	188,138
Cogent Communications Group*	3,200	95,584

		359,252

Commercial Services & Supplies — 0.1%
Adecco SA (Switzerland)	2,120	164,008

Communications Equipment — 0.2%
Ericsson, (L.M.) Telefonaktiebolaget (Class B Stock) (Sweden)	41,510	165,579
Nokia Oyj (Finland)	6,920	194,350

		359,929

Computer Hardware — 2.0%
Apple, Inc.*	6,524	796,189
Dell, Inc.*	6,800	194,140
Hewlett-Packard Co.	30,599	1,365,327
International Business Machines Corp.	11,117	1,170,064
Richtek Technology Corp. (Taiwan)	7,000	110,753
Riverbed Technology, Inc.*	1,800	78,876
Wistron Corp. (Taiwan)	60,000	112,092

		3,827,441

Computer Services & Software — 0.6%
Bematech Industria E Comercio De Equipamentos (Brazil)*	2,400	22,582
Business Objects SA, ADR (France)*(a)	2,100	81,564
Cognizant Technology Solutions Corp.*	900	67,581
Electronic Data Systems Corp.	3,016	83,634
GameStop Corp. (Class A Stock)*	15,465	604,681
Gartner, Inc. (Class A Stock)*	2,900	71,311
NCR Corp.*	1,139	59,843
THQ, Inc.*(a)	4,873	148,724
Totvs SA (Brazil)	2,300	74,866

		1,214,786

Computers – Networking — 0.1%
Gemtek Technology Corp. (Taiwan)	27,000	69,418
LG Dacom Corp. (Korea)	4,900	133,658

		203,076

Conglomerates — 0.3%
Altria Group, Inc.	3,270	229,358
Tyco International Ltd.*	7,550	255,114

		484,472

Construction — 1.0%
Actelion Ltd. (Switzerland)*	900	40,083
Aker Kvaerner ASA (Norway)	8,620	218,192
Asia Cement Corp. (Taiwan)	49,000	64,556
Chicago Bridge & Iron Co. NV (Netherlands)	6,788	256,179
Corp GEO SAB de CV (Mexico)*	13,800	75,812
Hochtief AG (Germany)	1,500	163,526
Koninklijke Bam Groep NV (Netherlands)	2,370	66,995
McDermott International, Inc.*	2,700	224,424
Murray & Roberts Holdings Ltd. (South Africa)	4,200	37,910
NVR, Inc.*(a)	552	375,222
Perini Corp.*	1,431	88,049
Posco (Korea)	300	144,017
Pretoria Portland Cement Co. Ltd. (South Africa)	1,000	69,184
Urbi Desarrollos Urbanos SA de CV (Mexico)*	11,000	50,655

		1,874,804

Construction and Engineering
Linde AG (Germany)	720	86,899

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Consumer Products & Services — 1.1%
Clorox Co.	1,010	$62,721
Energizer Holdings, Inc.*	3,900	388,440
Hasbro, Inc.	4,900	153,909
Johnson & Johnson	9,355	576,455
Kimberly-Clark Corp.	3,039	203,279
Procter & Gamble Co.	4,700	287,593
Reckitt Benckiser PLC (United Kingdom)	4,670	255,662
Sotheby’s Holdings, Inc. (Class A Stock)(a)	4,831	222,322

		2,150,381

Consumer Staples – Home Products — 0.1%
Colgate-Palmolive Co.	3,012	195,328

Containers & Packaging — 0.3%
Bemis Co., Inc.	3,921	130,099
Greif, Inc. (Class A Stock)	1,200	71,532
Owens-Illinois, Inc.*	3,200	112,000
Sonoco Products Co.	4,600	196,926

		510,557

Cosmetics & Toiletries
Bare Escentuals, Inc.*(a)	1,300	44,395

Diversified Financial Services — 0.1%
Barloworld Ltd. (South Africa)	3,000	83,359
Shinhan Financial Group Co. Ltd. (South Korea)	2,100	127,748

		211,107

Diversified Operations — 1.1%
Anglo American PLC (United Kingdom)	1,500	87,051
Corrections Corp. of America*(a)	1,800	113,598
GEA Group AG (Germany)*	6,127	213,440
General Electric Co.	36,173	1,384,703
GS Holdings Corp. (Korea)	2,200	106,922
Keppel Corp. Ltd. (Singapore)	31,000	253,144
Tanjong PLC (Malaysia)	900	5,031

		2,163,889

Education
MegaStudy Co. Ltd. (Korea)	300	58,451

Educational Services — 0.2%
ITT Educational Services, Inc.*	3,028	355,427

Electronic Components & Equipment — 1.4%
Avnet, Inc.*	2,419	95,889
Duke Energy Corp.	4,000	73,200
Emerson Electric Co.	9,641	451,199
Fanuc Ltd. (Japan)	1,200	123,972
General Cable Corp.*	1,500	113,625
HON HAI Precision Industry Co. Ltd. (Taiwan)	43,000	371,569
Hubbell, Inc. (Class B Stock)	1,475	79,974
Idacorp, Inc.	2,285	73,211
Molex, Inc.	2,800	84,028
National Semiconductor Corp.	3,700	104,599
Nintendo Co. Ltd. (Japan)	9,300	424,541
Parker Hannifin Corp.	1,480	144,907
Samsung Electronics Co. Ltd. (South Korea)	300	183,796
Schneider Electric SA (France)	1,200	168,130
Sharp Corp. (Japan)	8,000	152,041
Sony Corp. (Japan)	2,400	123,387
Tyco Electronics Ltd. (Bermuda)*	480	18,749

		2,786,817

Entertainment & Leisure — 0.9%
International Speedway Corp. (Class A Stock)	1,414	74,532
Las Vegas Sands Corp.*(a)	1,000	76,390
Mattel, Inc.	9,074	229,481
Merry Electronics Co. Ltd. (Taiwan)	27,000	98,582
Regal Entertainment Group (Class A Stock)	3,900	85,527
Speedway Motorsports, Inc.	3,197	127,816
Time Warner, Inc.	17,170	361,257
Walt Disney Co. (The)	15,856	541,324
WMS Industries, Inc.*(a)	4,950	142,857

		1,737,766

Environmental Services — 0.2%
Republic Services, Inc.	3,031	92,870
Waste Management, Inc.	7,202	281,238

		374,108

Equipment Services — 0.2%
Alfa Laval AB (Sweden)	1,200	72,300
Newell Rubbermaid, Inc.	7,700	226,611

		298,911

Exchange Traded Funds — 1.9%
Ishares MSCI Emerging Markets Index Fund(a)	7,400	972,138
Ishares MSCI Japan Index Fund	153,380	2,228,612
Ishares Russell 1000 Growth Index Fund	4,200	248,682
Standard & Poor’s 500 Depositary Receipt	1,218	183,065

		3,632,497

Farming & Agriculture — 0.2%
Kuala Lumpur Kepong BHD (Malaysia)	19,000	70,992
Monsanto Co.	5,400	364,716
Top Glove Corp. BHD (Malaysia)	9,000	21,376

		457,084

Financial – Bank & Trust — 4.0%
Anglo Irish Bank Corp. (Ireland)	7,540	154,747
Banco Bilbao Vizcaya Argentaria SA (Spain)	10,450	255,554
Bank of America Corp.	44,771	2,188,854

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial – Bank & Trust (cont’d.)
Bank of New York Co. Inc. (The)*	4,530	$187,723
Barclays PLC (United Kingdom)	12,570	174,885
BB&T Corp.	3,571	145,268
China Merchants Bank Co. Ltd. (China)	52,500	159,799
Credit Suisse Group (Switzerland)	3,510	249,179
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	2,540	197,970
Fifth Third Bancorp	1,564	62,200
HSBC Holdings PLC (United Kingdom)	14,651	268,272
KBC Groep NV (Belgium)	1,820	245,278
Komercni Banka AS (Czech Republic)	400	74,145
Marshall & Ilsley Corp.	2,385	113,598
National Australian Bank Ltd. (Australia)	5,620	195,446
National Bank of Greece SA (Greece)	5,770	328,541
National City Corp.(a)	3,400	113,288
Royal Bank of Scotland Group PLC (United Kingdom)	18,820	238,139
South Financial Group, Inc. (The)(a)	4,434	100,386
Sweden Bank AB (Sweden)	4,330	156,423
U.S. Bancorp	10,643	350,687
Wachovia Corp.	6,560	336,200
Wells Fargo & Co.	42,291	1,487,374

		7,783,956

Financial – Consumer
Alliance Global Group, Inc. (Philippines)*	355,000	45,286

Financial Services — 4.5%
AMBAC Financial Group, Inc.	3,297	287,465
American Express Co.	5,325	325,783
AmeriCredit Corp.*	3,822	101,474
Ameriprise Financial, Inc.	3,300	209,781
Banco Macro SA (Argentina)	1,400	46,018
Bank Mandiri Persero Tbk PT (Indonesia)	264,500	91,485
Bear Stearns Cos., Inc.	100	14,000
Blackstone Group LP (The)*	600	17,562
Block, (H&R), Inc.	4,880	114,046
BRE Bank SA (Poland)*	100	19,558
Bumiputra - Commerce Holdings BHD (Malaysia)	32,000	108,443
China Construction Bank Corp. (China)	106,000	72,933
Chinatrust Financial Holding Co. Ltd. (Taiwan)	65,000	50,630
Citigroup, Inc.	40,077	2,055,549
Deutsche Boerse AG (Germany)	1,860	210,728
Freddie Mac	14,150	858,905
Goldman Sachs Group, Inc.	4,511	977,759
Grupo Financiero Banorte SA de CV (Mexico)	13,000	59,540
Man Group PLC (United Kingdom)	19,920	242,305
MasterCard, Inc.	900	149,283
Merrill Lynch & Co., Inc.	6,589	550,709
Mitsubishi Tokyo Financial Group, Inc. (Japan)	10	110,457
Morgan Stanley	12,301	1,031,808
Nuveen Investments, Inc. (Class A Stock)(a)	661	41,081
PNC Financial Services Group, Inc.	1,780	127,412
Shin Kong Financial Holding Co. Ltd. (Taiwan)	95,000	110,563
Turkiye Garanti Bankasi AS (Turkey)	25,400	142,240
UBS AG (virt - X) (Switzerland)	1,970	117,815
Washington Mutual, Inc.	11,188	477,056

		8,722,388

Food — 2.1%
Campbell Soup Co.	12,761	495,254
Centros Comerciales Sudamericanos SA (Chile)	27,700	114,728
China Yurun Food Group Ltd. (China)	86,000	96,127
Cia Brasileira De Distribuicao Grupo Pao De Acucar (Brazil)	1,300	50,245
ConAgra Foods, Inc.	12,453	334,488
Fu Ji Food & Catering Services Holdings Ltd. (China)	18,000	61,924
General Mills, Inc.	8,694	507,903
Groupe Danone (France)	4,100	331,141
H.J. Heinz Co.	3,756	178,297
JBS SA (Brazil)	10,100	41,887
Kellogg Co.	949	49,149
Kraft Foods, Inc. (Class A Stock)	9,046	318,872
Kroger Co. (The)	20,477	576,018
Nestle SA (Switzerland)	570	216,585
Tesco PLC (United Kingdom)	33,610	281,205
Unilever NV	11,184	346,928

		4,000,751

Furniture — 0.1%
Nitori Co. Ltd. (Japan)	2,000	99,898
Tempur-Pedic International, Inc.(a)	1,800	46,620

		146,518

Gas Transmission & Distribution — 0.1%
NiSource, Inc.	4,720	97,751

Healthcare Products
TomoTherapy, Inc.	1,800	39,456

Healthcare Services — 0.7%
Apria Healthcare Group, Inc.*(a)	1,149	33,057
Healthspring, Inc.*(a)	942	17,955
Humana, Inc.*	7,470	454,998
Idexx Laboratories, Inc.*	400	37,852
Laboratory Corp. of America Holdings*(a)	1,900	148,694

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Healthcare Services (cont’d.)
Network Healthcare Holdings Ltd. (South Africa)*	29,100	$59,250
UnitedHealth Group, Inc.	1,700	86,938
Universal Health Services, Inc. (Class B Stock)	497	30,565
VCA Antech, Inc.*	1,100	41,459
WellCare Health Plans, Inc.*(a)	5,044	456,532

		1,367,300

Hotels & Motels — 0.1%
Choice Hotels International, Inc.	3,696	146,066
Hilton Hotels Corp.	3,600	120,492

		266,558

Industrial Conglomerates — 0.1%
Siemens AG (Germany)	1,430	205,782

Industrial Products — 1.3%
Cooper Industries Ltd. (Class A Stock)	6,000	342,540
Dover Corp.	2,760	141,174
Henkel KGaA (Germany)	2,160	113,998
Hyundai Heavy Industries Co. Ltd. (Korea)	300	112,031
Ingersoll-Rand Co. Ltd. (Class A Stock)	3,620	198,448
Makita Corp. (Japan)	2,000	89,015
Mettler-Toledo International, Inc.*	1,765	168,575
Mohawk Industries, Inc.*	1,600	161,264
Precision Castparts Corp.	6,500	788,840
Roper Industries, Inc.	3,000	171,300
Tmk OAO, GDR (Russia)	2,900	105,821
Yangzijiang Shipbuilding Holdings Ltd. (China)*	40,000	50,172

		2,443,178

Insurance — 2.4%
ACE Ltd.	1,100	68,772
Allianz SE (Germany)	1,120	262,679
Allstate Corp.	4,406	271,013
American Financial Group, Inc.	7,024	239,870
American International Group, Inc.	8,954	627,049
Arch Capital Group Ltd.	4,330	314,098
Aspen Insurance Holdings Ltd. (Bermuda)	6,124	171,901
Axis Capital Holdings Ltd.	8,085	328,655
Berkley, (W.R.) Corp.	4,110	133,739
Chubb Corp.	2,165	117,213
Endurance Specialty Holdings Ltd. (Bermuda)	7,785	311,711
Genworth Financial, Inc.	3,340	114,896
Hartford Financial Service Group, Inc.	2,360	232,484
ING Groep NV, ADR (Netherlands)	2,480	109,154
LIG Non-Life Insurance Co. Ltd. (Korea)	3,500	85,809
Loews Corp.	2,940	149,881
Marsh & McLennan Cos., Inc.	7,850	242,408
MGIC Investment Corp.(a)	6,795	386,364
QBE Insurance Group Ltd. (Australia)	10,030	265,308
Travelers Cos., Inc.	2,600	139,100

		4,572,104

Insurance – Life Insurance — 0.1%
Torchmark Corp.	1,880	125,960

Internet Services — 0.6%
Blue Coat Systems, Inc.*	1,000	49,520
eBay, Inc.*	8,600	276,748
Equinix, Inc.*(a)	1,600	146,352
Google, Inc. (Class A Stock)*	600	314,028
Juniper Networks, Inc.*(a)	11,800	297,006
Priceline.com, Inc.*(a)	448	30,795
Yahoo!, Inc.*	4,400	119,372

		1,233,821

Machinery & Equipment — 0.9%
AGCO Corp.*(a)	8,200	355,962
Alstom (France)	920	153,413
Caterpillar, Inc.	1,300	101,790
Deere & Co.	1,180	142,473
Eaton Corp.	2,000	186,000
Haitian International Holdings Ltd. (China)*	62,000	47,496
Komatsu Ltd. (Japan)	4,100	119,212
Manitowoc Company, Inc.	1,300	104,494
Metso Oyj (Finland)	3,520	207,158
Snap-on, Inc.	1,139	57,531
Sumitomo Heavy Industries Ltd. (Japan)	16,000	181,539
Terex Corp.*	1,200	97,560

		1,754,628

Media — 0.4%
DIRECTV Group, Inc. (The)	9,381	216,795
Focus Media Holding Ltd., ADR (China)*	2,100	106,050
McGraw-Hill Cos., Inc.	5,427	369,470

		692,315

Medical Products — 0.6%
Medtronic, Inc.	4,000	207,440
Thermo Fisher Scientific, Inc.*	15,600	806,832
Zimmer Holdings, Inc.*	2,500	212,225

		1,226,497

Medical Supplies & Equipment — 1.3%
Aspen Pharmacare Holdings Ltd. (South Africa)*	11,600	60,609
Baxter International, Inc.	10,117	569,992
Beckman Coulter, Inc.(a)	1,050	67,914
Becton, Dickinson & Co.	6,900	514,050
Covidien Ltd. (Bermuda)*	700	30,170
Dentsply International, Inc.	3,000	114,780
Fresenius Medical Care AG (Germany)	4,110	189,462

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Medical Supplies & Equipment (cont’d.)
Hologic, Inc.*(a)	1,300	$71,903
Intuitive Surgical, Inc.*	1,100	152,647
Kinetic Concepts, Inc.*	964	50,099
McKesson Corp.	6,124	365,236
Mentor Corp.	2,000	81,360
Patterson Cos., Inc.*	2,200	81,994
Quest Diagnostics, Inc.	1,100	56,815
Symmetry Medical, Inc.*	4,229	67,706

		2,474,737

Metals & Mining — 1.1%
Allegheny Technologies, Inc.	2,500	262,200
Anglo American PLC (United Kingdom)	4,440	260,680
BHP Billiton Ltd. (Australia)	10,440	310,053
China Steel Corp. (Taiwan)	64,000	77,892
Cia Vale Do Rio Doce, ADR (Brazil)(a)	3,500	155,925
Impala Platinum Holdings Ltd. (South Africa)	1,500	45,603
Kumba Iron Ore Ltd. (South Africa)	3,100	80,925
Lupatech SA (Brazil)	3,600	86,781
Midas Holdings Ltd. (Singapore)	68,000	92,399
Newmont Mining Corp.(a)	2,945	115,032
Nucor Corp.	3,122	183,105
Peabody Energy Corp.(a)	1,400	67,732
Rio Tinto Ltd. (Australia)	1,680	140,707
Sterlite Industries India Ltd. (India)*	1,756	25,761
Sumitomo Metal Industries Ltd. (Japan)	37,000	218,168
Valmont Industries, Inc.	1,200	87,312

		2,210,275

Miscellaneous Manufacturing — 0.1%
Acuity Brands, Inc.	3,334	200,973

Networking/Telecommunications Equipment — 0.1%
Research in Motion Ltd.*	500	99,995

Office Equipment — 0.2%
Pitney Bowes, Inc.	2,513	117,659
Xerox Corp.*	17,800	328,944

		446,603

Oil & Gas — 5.1%
ABB Ltd. (Switzerland)	9,610	216,684
Acergy SA (United Kingdom)	3,200	72,041
Apache Corp.	2,800	228,452
BP PLC, ADR (United Kingdom)	4,552	328,381
Cabot Oil & Gas Corp.	1,700	62,696
ChevronTexaco Corp.	15,440	1,300,666
China Petroleum & Chemical Corp. (China)	84,000	92,925
Cia De Gas De Sao Paulo (Brazil)	270,000	62,706
ConocoPhillips	9,920	778,720
Core Laboratories NV (Netherlands)*	1,200	122,028
Devon Energy Corp.	2,420	189,462
EnCana Corp. (Canada)	8,907	547,335
Exxon Mobil Corp.	34,565	2,899,312
Grey Wolf, Inc.*	13,100	107,944
Halliburton Co.	784	27,048
Helmerich & Payne, Inc.	2,000	70,840
Holly Corp.	100	7,419
KazmunaiGas Exploration Production	2,900	63,336
LUKOIL (Russia)	800	61,360
Marathon Oil Corp.	6,856	411,086
Murphy Oil Corp.	787	46,779
National-Oilwell Varco, Inc.*	3,067	319,704
Oil & Gas Development Co. Ltd.	3,700	72,705
Petrochina Co., Ltd. (China)	18,000	26,519
Royal Dutch Shell PLC, ADR (United Kingdom)	7,290	591,948
Schlumberger Ltd. (Netherlands)	2,800	237,832
Southwestern Energy Co.*	1,500	66,750
Statoil ASA (Norway)	10,990	340,974
Valero Energy Corp.	1,754	129,551
WGL Holdings, Inc.(a)	1,560	50,918
XTO Energy, Inc.	4,800	288,480

		9,822,601

Oil Well Services & Equipment — 0.2%
Cameron International Corp.*	2,900	207,263
Dresser Rand Group, Inc.*	6,400	252,800

		460,063

Oil, Gas & Consumable Fuels — 0.3%
BG Group PLC (United Kingdom)	18,580	304,574
Petroleo Brasileiro SA, ADR (Brazil)	1,800	218,286

		522,860

Paper & Forest Products — 0.3%
Masisa SA (Chile)	182,900	51,651
Nine Dragons Paper Holdings Ltd. (Hong Kong)	51,000	118,838
Rock-Tenn Co. (Class A Stock)	3,049	96,714
Sappi Ltd. (South Africa)	3,600	65,481
Weyerhaeuser Co.	3,571	281,859

		614,543

Pharmaceuticals — 3.0%
Abbott Laboratories	7,950	425,722
Allergan, Inc.	2,600	149,864
Biovail Corp.	4,500	114,390
Bristol-Meyers Squibb Co.	908	28,656
Celgene Corp.*(a)	1,200	68,796
Cephalon, Inc.	1,600	128,624
CSL Ltd. (Australia)	2,440	182,040
Eli Lilly & Co.	2,815	157,302
Express Scripts, Inc.(a)	8,300	415,083
Gilead Sciences, Inc.	3,938	152,676
GlaxoSmithKline PLC (United Kingdom)	4,890	127,384
Medco Health Solutions, Inc.	3,700	288,563
Merck & Co., Inc.	5,524	275,095

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	780	$107,510
Novartis AG (Switzerland)	2,500	140,351
Novo Nordisk SA (Class B Stock) (Denmark)	460	50,037
Onyx Pharmaceuticals, Inc.	2,100	56,490
Pfizer, Inc.	42,356	1,083,043
Pharmstandard (Russia)	1,500	25,170
Roche Holding AG (Switzerland)	3,460	613,066
Schering-Plough Corp.	19,800	602,712
Shire PLC (United Kingdom)	12,000	296,209
Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,600	66,000
Watson Pharmaceuticals, Inc.	920	29,928
West Pharmaceutical Services, Inc.	500	23,575
Wyeth	5,140	294,728

		5,903,014

Printing & Publishing — 0.2%
Agora SA (Poland)	5,100	77,141
Donnelley, (R.R.) & Sons Co.	3,680	160,117
Gannett Co., Inc.	3,780	207,711

		444,969

Railroads — 0.1%
Burlington Northern Santa Fe Corp.	752	64,025
CSX Corp.	1,069	48,191
Norfolk Southern Corp.	862	45,315
Union Pacific Corp.	583	67,133

		224,664

Real Estate Investment Trust — 0.4%
Aeon Mall Co. Ltd. (Japan)	1,300	40,016
Agile Property Holdings Ltd. (Hong Kong)	56,000	73,337
Filinvest Land, Inc. (Philippines)*	1,559,000	72,810
Gafisa SA (Brazil)	3,500	54,596
Jones Lang Lasalle, Inc.(a)	2,404	272,854
LPS Brasil Consultoria De Imoveis SA (Brazil)	6,100	79,373
Robinsons Land Corp. (Philippines)	100,400	42,331
Yanlord Land Group Ltd. (Singapore)	58,000	118,974

		754,291

Real Estate Investment Trust – Other REIT — 0.1%
Digital Realty Trust, Inc.	2,413	90,922

Restaurants — 0.1%
McDonald’s Corp.	5,483	278,317

Retail
Costco Wholesale, Inc.	839	49,098

Retail & Merchandising — 2.4%
American Eagle Outiftters, Inc.	2,305	59,146
Amorepacific Corp. (Korea)	200	158,467
Arcandor (Germany)*	3,280	111,072
Best Buy Co., Inc.	2,400	112,008
Big Lots, Inc.*(a)	14,430	424,531
Bulgari SpA (Italy)	2,440	39,134
Carphone Warehouse Group (United Kingdom)	11,030	72,501
Compagnie Financiere Richemont AG (Switzerland)	3,950	236,096
CROCS, Inc.*(a)	1,900	81,757
Dollar Tree Stores, Inc.*	3,055	133,045
Dufry South America Ltd. (Bermuda)*	3,200	73,821
Esprit Holdings Ltd. (Hong Kong)	15,600	197,913
Gap, Inc.	6,010	114,791
Home Depot, Inc. (The)	11,809	464,684
Hyundai Department Store Co. Ltd. (Korea)	500	58,992
Inditex (Spain)	3,620	213,070
Kohl’s Corp.*	1,189	84,455
La Polar SA (Chile)	17,100	103,239
Luxottica Group SpA (Italy)	3,130	121,592
RadioShack Corp.(a)	8,100	268,434
Shinsegae Co. Ltd. (Korea)	100	65,162
Staples, Inc.	4,550	107,971
SUPERVALU, Inc.	1,600	74,112
Target Corp.	3,400	216,240
Tiffany & Co.	2,100	111,426
TJX Cos., Inc.(a)	5,200	143,000
Wal-Mart Stores, Inc.	16,470	792,372
X 5 Retail Group NV (Russia)*	2,800	82,040

		4,721,071

Semi-Conductor & Semi-Conductor Instruments — 0.1%
Intel Corp.	11,485	272,884

Semiconductors — 1.1%
Amkor Technology, Inc.(a)	6,175	97,256
Applied Materials, Inc.	12,608	250,521
Broadcom Corp. (Class A Stock)*	6,500	190,125
First Solar, Inc.(a)	1,100	98,219
Himax Technologies, Inc., ADR (Taiwan)	6,300	36,351
Intersil Corp. (Class A Stock)	7,800	245,388
MediaTek, Inc. (Taiwan)	7,000	109,049
MEMC Electronic Materials, Inc.	3,228	197,295
NVIDIA Corp.	6,100	251,991
ON Semiconductor Corp.(a)	18,637	199,789
Realtek Semiconductor Corp. (Taiwan)	1,000	4,960
STMicroelectronics NV (Switzerland)	6,600	126,654
Teradyne, Inc.(a)	21,600	379,728

		2,187,326

Services – Media
Lamar Advertising Co.	1,400	87,864

Software — 0.5%
BMC Software, Inc.*(a)	3,536	107,141
Microsoft Corp.	16,670	491,265
Oracle Corp.	11,634	229,306
SAP AG (Germany)	2,020	103,850
Total System Services, Inc.	2,187	64,538

		996,100

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Telecommunications — 4.2%
America Movil, Series L, ADR (Mexico)	8,450	$523,309
American Tower Corp. (Class A Stock)*	8,400	352,800
AT&T, Inc.	30,803	1,278,325
Axtel SAB de CV (Mexico)	21,100	128,903
BCE, Inc. (Canada)	509	19,275
BT Group PLC (United Kingdom)	15,500	103,161
China Mobile Ltd. (Hong Kong)	1,900	102,410
Cisco Systems, Inc.	44,592	1,241,887
Clearwire Corp.(a)	1,100	26,873
Commscope, Inc.	1,300	75,855
InterDigital Communications Corp.	1,200	38,604
Leap Wireless International, Inc.(a)	5,200	439,400
Metropcs Communications, Inc.	4,500	148,680
Millicom International Cellular SA	2,300	210,772
Mobile Telesystems, ADR (Russia)	1,700	102,969
Motorola, Inc.	6,236	110,377
NII Holdings, Inc.(a)	9,900	799,326
PT Telekomunikasi Indonesia (Indonesia)	38,500	41,973
Qualcomm, Inc.	3,600	156,204
Quanta Services, Inc.*	10,500	322,035
Rogers Communications, Inc. (Class B Stock) (Canada)	3,850	164,156
SAVVIS, Inc.*	1,400	69,314
SBA Communications Corp.	13,100	440,029
Sprint Corp.	9,170	189,911
Telkom SA Ltd. (South Africa)	6,900	173,733
Verizon Communications, Inc.	16,307	671,359
Vodafone Group PLC (United Kingdom)	58,950	197,530
VTech Holdings Ltd. (Hong Kong)	8,000	67,526

		8,196,696

Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	2,700	92,085

Transportation — 0.4%
All America Latina Logistica SA (Brazil)	8,000	108,906
C.H. Robinson Worldwide, Inc.(a)	310	16,281
FedEx Corp.	634	70,355
Gulfmark Offshore, Inc.	600	30,732
U-Ming Marine Transport Corp. (Taiwan)	63,000	123,064
United Parcel Service, Inc. (Class B Stock)(a)	6,311	460,703

		810,041

Utilities — 2.0%
AES Corp.*	14,301	312,906
Allegheny Energy, Inc.*	1,400	72,436
Ameren Corp.(a)	3,033	148,647
CEZ (Czech Republic)	3,880	199,519
Consolidated Edison, Inc.(a)	900	40,608
Dominion Resources, Inc.	300	25,893
El Paso Electric Co.*(a)	783	19,230
EMCOR Group, Inc.*(a)	1,394	101,623
Entergy Corp.	3,257	349,639
Equatorial Energia SA (Brazil)	2,745	27,180
Exelon Corp.	3,790	275,154
International Power PLC (United Kingdom)	23,190	199,334
PPL Corp.	5,200	243,308
Puget Energy, Inc.	6,243	150,956
Q-Cells AG (Germany)*	1,760	151,821
Reliant Energy, Inc.*	12,558	338,438
Suez SA (France)	2,510	143,493
TXU Corp.	8,484	570,973
Vestas Wind Systems AS (Denmark)*	3,750	246,083
Wisconsin Energy Corp.	1,855	82,047
Xcel Energy, Inc.	4,100	83,927

		3,783,215

TOTAL COMMON STOCKS
(cost $113,141,357)		119,461,247

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.5%
Federal Home Loan Mortgage Corp.
4.50%	01/01/19	$320	304,878
5.00%	02/15/16-04/01/21	1,546	1,526,733
5.50%	12/01/33	400	387,560
6.50%	06/01/16	177	179,540
7.00%	06/01/14-08/01/29	156	160,935
Federal National Mortgage Assoc.
4.50%	05/01/19	694	659,285
5.00%	11/01/33-02/01/36	4,082	3,838,372
5.50%	12/01/16-01/01/34	4,425	4,276,448
5.80%	02/09/26	2,200	2,147,807
6.00%	12/01/13-04/01/14	152	153,507
6.00%	TBA	4,677	4,625,363
6.50%	01/01/32-08/01/32	205	208,644
6.50%	TBA	1,054	1,062,389
6.625%	11/15/30	400	450,780
7.00%	05/01/11-09/01/31	135	138,292
7.50%	03/01/27-09/01/30	73	75,236
Government National Mortgage Assoc.
6.00%	04/15/28-05/15/28	57	55,918
6.50%	03/15/28-04/15/28	36	36,672
7.00%	12/15/27-05/15/31	105	108,469
7.50%	05/15/30	26	27,031
8.00%	03/15/27	10	10,756
8.75%	04/15/27	4	4,562

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $20,879,188)			20,439,177

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
4.50%	05/15/17-02/15/36			$1,143	$1,065,854
4.625%	02/15/17			1,067	1,033,323
6.125%	11/15/27			1,955	2,178,908
6.25%	05/15/30			309	353,178
7.125%	02/15/23			1,050	1,260,493
8.125%	08/15/21			300	386,648
U.S. Treasury Notes
4.25%	08/15/14			1,000	956,562
4.50%	04/30/12			4,500	4,416,327
4.875%	06/30/12			3,820	3,809,556

TOTAL U.S. TREASURY OBLIGATIONS
(cost $15,635,261)					15,460,849

CORPORATE OBLIGATIONS — 4.6%
Aerospace — 0.1%
Lockheed Martin Corp., Notes, 144A(g)
6.15%	09/01/36	Baa1		79	78,779
United Technologies Corp., Notes
6.05%	06/01/36	A2		95	94,097

					172,876

Automobile Manufacturers
Daimlerchrysler NA Holding Corp., Gtd. Notes
6.50%	11/15/13	Baa1		80	82,624

Beverages
Miller Brewing Co., Notes, 144A(g)
4.25%	08/15/08	Baa1		88	86,671

Cable Television — 0.1%
Time Warner Cable, Inc., Sr. Unsec’d. Notes(g)
5.40%	07/02/12	Baa2		30	29,461
Xstrata Finance Canada Limited, Co. Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	93,980

					123,441

Electric – Integrated
Consolidated Edison Co. of New York, Notes
5.50%	09/15/16	A1		95	92,554

Energy
XTO Energy, Inc.,
Notes
5.30%	06/30/15	Baa2		72	68,706

Financial – Bank & Trust — 0.7%
Bank of America NA, Notes
5.30%	03/15/17	Aa1		88	84,030
Sub. Notes
6.00%	10/15/36	Aa1		75	72,389
General Electric Capital Corp., Notes
6.125%	02/22/11	Aaa		70	71,351
KFW International Finance, Gov’t. Gtd. (Germany)
0.456%	08/08/11	Aaa	JPY	115,000	934,140
PNC Bank NA, Sr. Sub. Notes
4.875%	09/21/17	A1		90	83,006
Wells Fargo & Co., Sr. Unsec’d. Notes
4.625%	08/09/10	Aa1		108	105,610

					1,350,526

Financial – Consumer
Merrill Lynch & Co., Inc., Notes
4.25%	02/08/10	Aa3		69	67,091

Financial Services — 0.2%
Capital One Financial Co., Sr. Notes
5.70%	09/15/11	A3		95	94,530
Devon Financing Corp. LLC, Gtd. Bonds
7.875%	09/30/31	Baa2		54	62,551
John Deere Capital Corp., Sr. Notes
4.50%	08/25/08	A2		108	106,813
Quebec Province, Notes
5.00%	07/17/09	Aa2		120	119,574

					383,468

Food — 0.1%
Cadbury Schweppes US Finance LLC, Gtd. Notes, 144A(g)
3.875%	10/01/08	Baa2		145	141,960

Media
News America Holdings Co., Gtd. Notes
7.75%	01/20/24	Baa2		59	64,749
Time Warner, Inc., Gtd. Notes
7.625%	04/15/31	Baa2		16	17,142

					81,891

Media – Cable — 0.1%
Rogers Cable, Inc., Sec’d. Notes
6.25%	06/15/13	Baa3		160	161,531

Medical Products — 0.1%
Baxter International, Inc., Sr. Unsec’d. Notes
5.90%	09/01/16	Baa1		105	104,990

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment — 2.3%
CDX High Yield, Pass Thru-Certs.(a)(g)
7.625%	06/29/12	B3	$4,500	$4,255,200
Laboratory Corp. of America, Sr. Unsec’d. Notes
5.625%	12/15/15	Baa3	120	115,664

				4,370,864

Oil & Gas — 0.2%
Centerpoint Energy, Inc., Sr. Unsec’d. Notes
6.25%	02/01/37	Baa3	40	38,524
Enterprise Products Operating LP, Sr. Notes
4.95%	06/01/10	Baa3	164	161,044
6.65%	10/15/34	Baa3	55	54,582
Premcor Refining Group, Inc., Gtd. Notes
6.125%	05/01/11	Baa3	128	129,886

				384,036

Retail & Merchandising — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	50	47,816
Wal-Mart Stores, Inc., Bonds
5.25%	09/01/35	Aa2	90	78,674
Sr. Unsec’d. Notes
7.55%	02/15/30	Aa2	51	59,252

				185,742

Telecommunications — 0.3%
AT&T Corp., Sr. Notes
7.30%	11/15/11	A2	108	114,964
BellSouth Corp., Notes
6.875%	10/15/31	A2	16	16,462
Embarq Corp., Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3	30	30,446
Nextel Communications, Sr. Notes
5.95%	03/15/14	Baa3	69	65,719
Telecom Italia Capital SA Co., Gtd. Notes (Luxembourg)
4.00%	01/15/10	Baa2	90	86,519
Telecom Italia Capital, Co. Gtd. Notes
5.25%	10/01/15	Baa2	50	46,493
Telefonica Emisiones Sau, Co. Gtd. (Spain)
7.045%	06/20/36	Baa1	20	20,712
Verizon Communications, Sr. Notes
5.85%	09/15/35	A3	30	27,516
Vodafone Group PLC, Notes (United Kingdom)
5.625%	02/27/17	Baa1	66	63,109
6.15%	02/27/37	Baa1	43	40,002

				511,942

Utilities — 0.3%
Carolina Power & Light, First Mortgage
5.15%	04/01/15	A2	50	47,947
CenterPoint Energy Resources Corp., Debs.
6.50%	02/01/08	Baa3	111	111,586
Cleveland Electric Illuminating Co., (The), Sr. Unsec’d. Notes
5.70%	04/01/17	Baa3	84	81,043
Dominion Resources, Inc., Notes
4.125%	02/15/08	Baa2	135	133,901
4.75%	12/15/10	Baa2	54	52,738
Hydro-Quebec Local Government, Gtd. Notes
8.40%	01/15/22	Aa2	51	64,579
Pacific Gas & Electric Corp., First Mortgage
6.05%	03/01/34	Baa1	55	53,278
Sr. Notes
5.80%	03/01/37	Baa1	34	31,714
Southern California Edison Co., First Mortgage
5.625%	02/01/36	A2	72	67,277
Toleda Edison Co., Sr. Notes
6.15%	05/15/37	Baa3	30	28,124

				672,187

TOTAL CORPORATE OBLIGATIONS
(cost $9,353,915)				9,043,100

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Banc of America Alternative Loan Trust Series 2007-2, Class 2A4
5.75%	06/25/37	AAA(d)	545	535,088
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class XP, IO
0.64%	11/10/39	AAA(d)	4,360	80,326
Series 2004-2, Class A3
4.05%	11/10/38	Aaa	350	336,716
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class X2, IO
0.75%	08/13/46	AAA(d)	6,471	191,806
Series 2006-BBA, Class A1(g)
5.43%(c)	03/15/19	Aaa	417	417,300
Series 2006-PW14, Class A4
5.201%	12/11/38	AAA(d)	800	761,578

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount		Value
Rate	Date	Ratings	(000)#		(Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Commercial Mortgage Acceptance Corp.,
Series 1998-C2, Class X, IO
0.99%	09/15/30	AAA(d)		$5,356	$114,323
Fannie Mae, Series 2003-92, Class PD
4.50%	03/25/17	Aaa		1,144	1,103,997
Series 2005-63, Class HA
5.00%	04/25/23	Aaa		785	768,744
Freddie Mac, Series 2567, Class OD
5.00%	08/15/15	Aaa		316	313,239
Series 2937, Class KA
4.50%	12/15/14	Aaa		455	451,352
Greenwich Capital Commercial Funding Corp., Series 2006-Fl4A, Class A1, 144A(g)
5.41%	11/05/21	AAA(d)		165	164,967
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2
3.478%	07/15/27	AAA(d)		1,100	1,078,332
Series 2004-C4, Class A2
4.567%	06/15/29	Aaa		700	690,451
Series 2005-C3J, Class A3
4.647%	07/15/30	Aaa		1,000	964,101
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A1, 144A(g)
5.40%(c)	09/15/21	Aaa		88	88,088
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%	12/25/33	AAA(d)		42	43,191
Morgan Stanley Capital, Series 2004-HQ3, Class A2
4.05%	01/13/41	Aaa		500	485,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $8,734,448)					8,588,654

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.7%
Federal Home Loan Mortgage Corp.
4.75%	01/19/16			1,310	1,249,488
5.00%	09/16/08			1,407	1,402,872
5.75%	01/15/12			690	703,291
Federal National Mortgage Assoc.
4.375%	07/17/13			700	662,687
5.375%	06/12/17			1,260	1,250,026

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $5,315,609)					5,268,364

ASSET-BACKED SECURITIES — 1.0%
Accredited Mortgage Loan Trust, Series 2006-1, Class A2A
5.38%(c)	04/25/36	Aaa		130	129,603
Series 2006-2, Class A1
5.36%	09/25/36	Aaa		213	213,062
Capital One Prime Auto Receivables Trust,
Series 2004-2, Class A4
5.38%(c)	04/15/10	Aaa		668	667,839
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2
5.35%(c)	05/21/12	Aaa		100	99,969
CNH Equipment Trust, Series 2004-A, Class A3A
5.39%(c)	10/15/08	Aaa		12	12,440
Countrywide Asset-Backed Certificates, Series 2006-6, Class 2A1
5.39%(c)	09/25/36	Aaa		89	88,759
Credit-Based Asset Servicing and Securitization Trust, Series 2006-CB3, Class AV1
5.38%(c)	03/25/36	Aaa		199	198,560
Indymac Residential Asset Backed Trust, Series 2006-B, Class 2A1
5.38%(c)	06/25/36	Aaa		57	57,418
Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A1
5.39%(c)	03/25/36	Aaa		88	87,677
Series 2006-6, Class 2A1
5.36%(c)	07/25/36	Aaa		132	131,606
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1
5.40%(c)	02/25/36	Aaa		13	13,356
Series 2006-HE2, Class A1
5.38%(c)	03/25/36	Aaa		29	29,304
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%	03/25/34	Aa2		83	78,521
SLM Student Loan Trust, Series 2006-7, Class A1
5.315%(c)	04/25/12	Aaa		66	65,874

TOTAL ASSET-BACKED SECURITIES
(cost $1,877,923)					1,873,988

FOREIGN GOVERNMENT BONDS — 0.5%
Bundesschatzanweisungen Notes (Germany)
(cost $931,015)
3.25%	06/13/08	Aaa	EUR	700	937,413

MUNICIPAL BOND — 0.2%
Illinois — 0.2%
Illinois State Taxable Pension Funding (cost $306,649)
5.10%	06/01/33	Aa3		300	273,009

TOTAL LONG-TERM INVESTMENTS
(cost $176,175,365)					181,345,801

SHORT-TERM INVESTMENTS — 19.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal National Mortgage Assoc. (cost $20,597,253)
4.80%	07/02/07			20,600	20,597,253

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Value
	Shares	(Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND — 9.3%
Dryden Core Investment Fund – Taxable Money Market Series (cost $18,147,540; includes $17,993,480 of cash collateral for securities on loan)(b)(w) (Note 4)	18,147,540	$18,147,540

TOTAL SHORT-TERM INVESTMENTS
(cost $38,744,793)		38,744,793

TOTAL INVESTMENTS(o) — 113.3%
(cost $214,920,158; Note 6)		220,090,594
Liabilities in excess of other assets(x) — (13.3)%		(25,853,995)

NET ASSETS — 100.0%		$194,236,599

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
REIT	Real Estate Investment Trust
TBA	To Be Announced
HKD	Hong Kong Dollar
SEK	Swedish Krona
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,497,731; cash collateral of $17,993,480 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(o)	As of June 30, 2007, 89 securities representing $15,984,531 and 8.2% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Futures contracts open at June 30, 2007:

Number			Value at	Value at	Unrealized
of		Expiration	Trade	June 30,	Appreciation
Contracts	Type	Date	Date	2007	(Depreciation)

Long Positions:
2	S&P 500	Sept 07	$151,613	$151,540		$(73)
	2 Year U.S.
96	Treasury Notes	Sept 07	19,578,373	19,562,999		(15,374)
	5 Year U.S.
130	Treasury Notes	Sept 07	13,592,688	$13,530,157		(62,531)

					(77,978	)(1)

Short Positions:
	10 Year U.S.
71	Treasury Notes	Sept 07	7,560,857	7,504,922	55,935
	20 Year U.S.
36	Treasury Notes	Sept 07	3,926,889	3,879,000	47,889

					103,824	(1)

					$25,846

Forward foreign currency exchange contracts outstanding at June 30, 2007:

			Value at
		Notional	Settlement
Purchase		Amount	Date	Current	Unrealized
Contracts		(000)	Payable	Value	Depreciation

Hong Kong, Dollar, Expiring 07/03/07	HKD	293	$37,487	$37,478		$(9)

			Value at
		Notional	Settlement
Sale		Amount	Date	Current	Unrealized
Contracts		(000)	Receivable	Value	Depreciation

Swedish Krone Expiring 07/03/07	SEK	209,306	$30,493	$30,604		$(111)

(1)	Cash of $2,787,250 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2007.

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Agency Obligations	13.3%
U.S. Government Agency Mortgage-Backed Securities	10.5
Affiliated Money Market Mutual Fund (9.3% represents investments purchased with collateral from securities on loan)	9.3
U.S. Treasury Obligations	8.0
Oil & Gas	5.3
Financial – Bank & Trust	4.7
Financial Services	4.7
Telecommunications	4.5
Collateralized Mortgage Obligations	4.4
Medical Supplies & Equipment	3.6
Pharmaceuticals	3.0
Retail & Merchandising	2.5
Insurance	2.4
Utilities	2.3
Food	2.2
Computer Hardware	2.0
Exchange Traded Funds	1.9
Electronic Components & Equipment	1.4
Industrial Products	1.3
Aerospace	1.2
Metals & Mining	1.1
Semiconductors	1.1
Diversified Operations	1.1
Consumer Products & Services	1.1
Construction	1.0
Asset-Backed Securities	1.0
Chemicals	0.9
Machinery & Equipment	0.9
Entertainment & Leisure	0.9
Beverages	0.8
Healthcare Services	0.7
Business Services	0.7
Medical Products	0.7
Clothing & Apparel	0.6
Internet Services	0.6
Computer Services & Software	0.6
Automotive Parts	0.6
Software	0.5
Foreign Government Bonds	0.5
Automobile Manufacturers	0.4
Transportation	0.4
Media	0.4
Building Materials	0.4
Real Estate Investment Trust	0.4
Airlines	0.4
Commercial Banks	0.4
Paper & Forest Products	0.3
Cable Television	0.3
Oil, Gas & Consumable Fuels	0.3
Containers & Packaging	0.3
Conglomerates	0.3
Biotechnology	0.2
Oil Well Services & Equipment	0.2
Capital Markets	0.2
Farming & Agriculture	0.2
Office Equipment	0.2
Printing & Publishing	0.2
Building & Construction	0.2
Broadcasting & Cable/Satellite TV	0.2
Broadcasting	0.2
Environmental Services	0.2
Communications Equipment	0.2
Commercial Services	0.2
Educational Services	0.2
Equipment Services	0.2
Municipal Bonds	0.2
Restaurants	0.1
Semi-Conductor & Semi-Conductor Instruments	0.1
Hotels & Motels	0.1
Agriculture	0.1
Railroads	0.1
Diversified Financial Services	0.1
Industrial Conglomerates	0.1
Computers – Networking	0.1
Miscellaneous Manufacturing	0.1
Consumer Staples – Home Products	0.1
Commercial Services & Supplies	0.1
Media – Cable	0.1
Automotive Parts & Equipment	0.1
Furniture	0.1
Apparel/Shoes	0.1
Insurance – Life Insurance	0.1
Building Products	0.1
Networking/Telecommunications Equipment	0.1
Gas Transmission & Distribution	0.1
Tobacco	0.1
Real Estate Investment Trust - Other REIT	0.1

113.3
Liabilities in excess of other assets	(13.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST AMERICAN CENTURY STRATEGIC ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities
on loan of $17,497,731:
Unaffiliated investments (cost $196,772,618)	$201,943,054
Affiliated investments (cost $18,147,540)	18,147,540
Cash	2,719,317
Foreign currency, at value (cost $498,329)	525,639
Receivable for investments sold	1,933,272
Dividends and interest receivable	535,114
Prepaid expenses	1,829
Receivable for fund share sold	94

Total Assets	225,805,859

LIABILITIES:
Payable to broker for collateral for securities on loan	17,993,480
Payable for investments purchased	13,320,776
Payable for fund share repurchased	99,977
Advisory fees payable	75,418
Accrued expenses and other liabilities	49,022
Due to broker-variation margin	29,354
Shareholder servicing fees payable	1,113
Unrealized depreciation on foreign currency forward contracts	120

Total Liabilities	31,569,260

NET ASSETS	$194,236,599

Net assets were comprised of:
Paid-in capital	$158,948,819
Retained earnings	35,287,780

Net assets, June 30, 2007	$194,236,599

Net asset value and redemption price per share, $194,236,599/12,308,207 outstanding shares of beneficial interest	$15.78

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$1,957,589
Unaffiliated dividend income (net of $10,923 foreign withholding tax)	799,071
Affiliated income from securities lending, net	21,465
Affiliated dividend income	7,348

2,785,473

EXPENSES
Advisory fees	760,741
Shareholder servicing fees and expenses	62,649
Custodian and accounting fees	44,000
Audit fee	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	4,585

Total expenses	905,975

NET INVESTMENT INCOME	1,879,498

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	16,066,987
Futures transactions	141,339
Foreign currency transactions	24,545

16,232,871

Net change in unrealized appreciation (depreciation) on:
Investments	(9,070,350)
Futures	(34,649)
Foreign currencies	1,160

(9,103,839)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,129,032

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,008,530

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,879,498	$3,556,473
Net realized gain on investments	16,232,871	9,579,526
Net change in unrealized appreciation (depreciation) on investments	(9,103,839)	3,616,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,008,530	16,752,558

DISTRIBUTIONS	—	(8,404,955)

FUND SHARE TRANSACTIONS:
Fund share sold [1,750,065 and 805,471 shares, respectively]	27,108,470	11,362,282
Fund share issued in reinvestment of distributions [0 and 599,070 shares, respectively]	—	8,404,955
Fund share repurchased [1,122,857 and 4,098,961 shares, respectively]	(17,179,322)	(58,170,809)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	9,929,148	(38,403,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,937,678	(30,055,969)
NET ASSETS:
Beginning of period	175,298,921	205,354,890

End of period	$194,236,599	$175,298,921

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%		Value
	Shares	(Note 2)

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	18,936,438	$470,759,861
AST Federated Aggressive Growth Portfolio*	6,541,603	84,255,842
AST High Yield Bond Portfolio*	4,524,613	38,685,437
AST International Growth Portfolio*	19,930,499	359,346,891
AST International Value Portfolio*	16,942,651	363,419,870
AST Large-Cap Value Portfolio*	22,083,372	469,050,815
AST Marsico Capital Growth Portfolio*	29,220,339	634,665,772
AST Mid-Cap Value Portfolio*	2,233,831	29,464,236
AST Money Market Portfolio	55,936,186	55,936,186
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,609,764	34,432,851
AST PIMCO Total Return Bond Portfolio*	88,072,568	1,009,311,634
AST Small-Cap Value Portfolio*	3,325,533	60,823,997
AST T. Rowe Price Global Bond Portfolio*	3,916,919	45,827,946
AST T. Rowe Price Large-Cap Growth Portfolio*	36,313,053	423,773,324
AST T. Rowe Price Natural Resources Portfolio*	1,463,505	52,525,207

TOTAL LONG-TERM INVESTMENTS (cost $3,781,760,777)		4,132,279,869

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $19,760,897)	19,760,897	19,760,897

TOTAL INVESTMENTS(w) — 100.0% (cost $3,801,521,674; Note 6)		4,152,040,766
Other assets in excess of liabilities		1,392,131

NET ASSETS — 100.0%		$4,153,432,897

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type

Large/Mid-Cap Growth	25.5%
Core Bonds	24.3
Large/Mid-Cap Value	22.6
International Value	8.8
International Growth	8.7
Small-Cap Growth	2.0
Small-Cap Value	1.5
Money Market	1.3
Sector	1.3
Global Bonds	1.1
High Yield	0.9
Mid-Cap Growth	0.8
Mid-Cap Value	0.7

99.5
Short-Term Investment	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Affiliated investments (cost $3,801,521,674)	$4,152,040,766
Cash	607,257
Receivable for fund share sold	8,512,926
Receivable for investments sold	5,000,000
Dividends receivable	98,113
Prepaid expenses	4,377

Total Assets	4,166,263,439

LIABILITIES:
Payable for investments purchased	12,623,325
Accrued expenses and other liabilities	139,441
Advisory fees payable	67,776

Total Liabilities	12,830,542

NET ASSETS	$4,153,432,897

Net assets were comprised of:
Paid-in capital	$3,746,728,050
Retained earnings	406,704,847

Net assets, June 30, 2007	$4,153,432,897

Net asset value and redemption price per share, $4,153,432,897/351,731,934 outstanding shares of beneficial interest	$11.81

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$888,018

EXPENSES
Advisory fees	2,648,337
Custodian and accounting fees	196,000
Insurance expenses	26,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Legal fees and expenses	2,000
Miscellaneous	6,859

Total expenses	2,906,196

NET INVESTMENT LOSS	(2,018,178)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	28,544,167
Net change in unrealized appreciation (depreciation) on investments	165,706,035

NET GAIN ON INVESTMENTS	194,250,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$192,232,024

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(2,018,178)	$15,029,415
Net realized gain on investments	28,544,167	14,630,351
Net change in unrealized appreciation (depreciation) on investments	165,706,035	184,965,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	192,232,024	214,625,618

FUND SHARE TRANSACTIONS:
Fund share sold [86,964,988 and 250,703,108 shares, respectively]	1,000,544,959	2,610,984,901
Fund share repurchased [3,968,257 and 3,520,249 shares, respectively]	(44,687,573)	(36,555,574)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	955,857,386	2,574,429,327

TOTAL INCREASE IN NET ASSETS	1,148,089,410	2,789,054,945
NET ASSETS:
Beginning of period	3,005,343,487	216,288,542

End of period	$4,153,432,897	$3,005,343,487

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%		Value
	Shares	(Note 2)

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	30,139,452	$749,266,787
AST Federated Aggressive Growth Portfolio*	10,816,611	139,317,951
AST High Yield Bond Portfolio*	3,084,702	26,374,206
AST International Growth Portfolio*	31,718,047	571,876,386
AST International Value Portfolio*	26,893,431	576,864,099
AST Large-Cap Value Portfolio*	35,199,637	747,640,286
AST Marsico Capital Growth Portfolio*	46,590,676	1,011,949,492
AST Mid-Cap Value Portfolio*	3,549,324	46,815,581
AST Money Market Portfolio	21,209,071	21,209,071
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,485,041	53,155,030
AST PIMCO Total Return Bond Portfolio*	55,355,778	634,377,221
AST Small-Cap Value Portfolio*	5,220,472	95,482,424
AST T. Rowe Price Global Bond Portfolio*	2,408,388	28,178,142
AST T. Rowe Price Large-Cap Growth Portfolio*	58,154,755	678,665,989
AST T. Rowe Price Natural Resources Portfolio*	2,302,907	82,651,346

TOTAL LONG-TERM INVESTMENTS
(cost $4,937,303,235)		5,463,824,011

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $27,680,717)	27,680,717	27,680,717

TOTAL INVESTMENTS (w) — 100.0%
(cost $4,964,983,952; Note 6)		5,491,504,728
Other assets in excess of liabilities		1,764,191

NET ASSETS — 100.0%		$5,493,268,919

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type

Large/Mid-Cap Growth	31.8%
Large/Mid-Cap Value	28.1
Core Bonds	11.6
International Value	10.5
International Growth	10.4
Small-Cap Growth	2.5
Small-Cap Value	1.7
Sector	1.5
Global Bonds	0.5
High Yield	0.5
Money Market	0.4

99.5
Short-Term Investment	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Affiliated investments (cost $4,964,983,952)	$5,491,504,728
Cash	1,023,036
Receivable for investments sold	10,000,000
Receivable for fund share sold	7,423,499
Dividends and interest receivable	126,403
Prepaid expenses	5,124

Total Assets	5,510,082,790

LIABILITIES:
Payable for investments purchased	16,647,744
Advisory fees payable	89,624
Accrued expenses and other liabilities	76,503

Total Liabilities	16,813,871

NET ASSETS	$5,493,268,919

Net assets were comprised of:
Paid-in capital	$4,901,392,110
Retained earnings	591,876,809

Net assets, June 30, 2007	$5,493,268,919

Net asset value and redemption price per share, $5,493,268,919/453,037,368 outstanding shares of beneficial interest	$12.13

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$754,549

EXPENSES
Advisory fees	3,436,078
Custodian and accounting fees	200,000
Insurance expenses	30,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	7,970

Total expenses	3,703,048

NET INVESTMENT LOSS	(2,948,499)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	37,158,964
Net change in unrealized appreciation (depreciation) on investments	265,769,187

NET GAIN ON INVESTMENTS	302,928,151

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$299,979,652

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,948,499)	$12,157,114
Net realized gain on investments	37,158,964	18,988,454
Net change in unrealized appreciation (depreciation) on investments	265,769,187	261,084,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	299,979,652	292,230,295

FUND SHARE TRANSACTIONS:
Fund share sold [122,074,583 and 317,209,221 shares, respectively]	1,433,528,545	3,334,589,645
Fund share repurchased [4,020,788 and 6,755,346 shares, respectively]	(45,879,040)	(67,066,069)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	1,387,649,505	3,267,523,576

TOTAL INCREASE IN NET ASSETS	1,687,629,157	3,559,753,871
NET ASSETS:
Beginning of period	3,805,639,762	245,885,891

End of period	$5,493,268,919	$3,805,639,762

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%		Value
COMMON STOCKS	Shares	(Note 2)

Apartment — 21.6%
Apartment Investment & Management Co., REIT (Class A Stock)	200,400	$10,104,168
Archstone-Smith Trust, REIT	84,300	4,982,973
Avalonbay Communities, Inc., REIT	156,635	18,620,769
BRE Properties, Inc., REIT	236,000	13,992,440
Camden Property Trust, REIT	88,400	5,920,148
Equity Residential Properties Trust, REIT	528,000	24,092,640
Essex Property Trust, Inc., REIT	43,986	5,115,572
Home Properties, Inc., REIT	23,000	1,194,390
Post Properties, Inc., REIT	8,420	438,934
United Dominion Realty Trust, Inc., REIT	286,003	7,521,879

		91,983,913

Diversified Operations — 5.4%
Vornado Realty Trust, REIT	209,963	23,062,336

Healthcare Services — 0.6%
Ventas, Inc., REIT	66,100	2,396,125

Hotels & Motels — 10.1%
Hilton Hotels Corp.	308,700	10,332,189
Host Hotels & Resort Inc., REIT	717,997	16,600,090
Starwood Hotels & Resorts Worldwide, Inc.	141,000	9,456,870
Strategic Hotel Capital, Inc., REIT	227,900	5,125,471
Sunstone Hotel Investors, Inc.	60,120	1,706,807

		43,221,427

Industrial — 7.1%
AMB Property Corp., REIT	80,600	4,289,532
EastGroup Properties, Inc., REIT	59,428	2,604,135
ProLogis, REIT	411,564	23,417,992

		30,311,659

Manufactured Home — 0.9%
Equity Lifestyle Properties, Inc., REIT	43,800	2,285,922
Sun Communities, Inc., REIT	45,300	1,348,581

		3,634,503

Office — 20.4%
Alexandria Real Estate Equities, Inc., REIT	74,252	7,189,079
Biomed Realty Trust, Inc., REIT	259,900	6,528,688
Boston Properties, Inc., REIT	247,600	25,287,388
Brookfield Properties Corp. (Canada)	556,725	13,582,993
Douglas Emmett, Inc., REIT	107,400	2,657,076
Kilroy Realty Corp., REIT	101,060	7,159,090
Mack-Cali Realty Corp., REIT	103,012	4,479,992
Maguire Properties, Inc., REIT	140,400	4,819,932
SL Green Realty Corp., REIT	122,978	15,235,744

		86,939,982

Office/Industrial — 2.7%
Liberty Property Trust, REIT	216,100	9,493,273
PS Business Parks, Inc., REIT	32,564	2,063,581

		11,556,854

Regional Mall — 13.7%
General Growth Properties, Inc., REIT	198,600	10,515,870
Macerich Co. (The), REIT	179,757	14,815,572
Simon Property Group, Inc., REIT	314,399	29,251,683
Taubman Centers, Inc., REIT	73,699	3,656,207

		58,239,332

Self Storage — 7.1%
Extra Space Storage, Inc., REIT	130,700	2,156,550
Public Storage, Inc., REIT	353,266	27,137,894
U-Store-It Trust, REIT	48,700	798,193

		30,092,637

Shopping Centers — 9.2%
Developers Diversified Realty Corp., REIT	157,400	8,296,554
Equity One, Inc., REIT	129,752	3,315,163
Federal Realty Investment Trust, REIT	158,108	12,215,424
Inland Real Estate Corp., REIT	60,200	1,022,196
Kimco Realty Corp., REIT	44,800	1,705,536
Regency Centers Corp., REIT	100,322	7,072,701
Weingarten Realty Investors, REIT	137,388	5,646,647

		39,274,221

TOTAL LONG-TERM INVESTMENTS
(cost $387,126,220)		420,712,989

SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $528,687)(w) (Note 4)	528,687	528,687

TOTAL INVESTMENTS — 98.9%
(cost $387,654,907; Note 6)		421,241,676
Other assets in excess of liabilities — 1.1%		4,880,901

NET ASSETS — 100.0%		$426,122,577

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Apartment	21.6%
Office	20.4
Regional Mall	13.7
Hotels & Motels	10.1
Shopping Centers	9.2
Industrial	7.1
Self Storage	7.1
Diversified Operations	5.4
Office/industrial	2.7
Manufactured Home	0.9
Healthcare Services	0.6
Affiliated Money Market Mutual Fund	0.1

98.9
Other assets in excess of liabilities	1.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Unaffiliated investments (cost $387,126,220)	$420,712,989
Affiliated investments (cost $528,687)	528,687
Cash	4,053,063
Dividends and interest receivable	1,694,297
Receivable for investments sold	867,763
Prepaid expenses	57,130
Receivable for fund share sold	16,885

Total Assets	427,930,814

LIABILITIES:
Payable for fund share repurchased	836,961
Payable for investments purchased	823,060
Advisory fees payable	142,461
Accrued expenses and other liabilities	3,154
Shareholder servicing fees payable	2,601

Total Liabilities	1,808,237

NET ASSETS	$426,122,577

Net assets were comprised of:
Paid-in capital	$212,350,574
Retained earnings	213,772,003

Net assets, June 30, 2007	$426,122,577

Net asset value and redemption price per share, $426,122,577/21,999,853 outstanding shares of beneficial interest	$19.37

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $13,203 of foreign withholding tax)	$7,740,543
Affiliated dividend income	197,399
Unaffiliated interest	48

7,937,990

EXPENSES
Advisory fees	2,708,012
Shareholder servicing fees and expenses	189,561
Custodian and accounting fees	48,000
Loan interest expense (Note 7)	33,132
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	6,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Miscellaneous	6,600

Total expenses	3,023,305

NET INVESTMENT INCOME	4,914,685

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	93,737,363
Foreign currency transactions	(110)

93,737,253

Net change in unrealized appreciation (depreciation) on:
Investments	(132,827,896)
Foreign currencies	767

(132,827,129)

NET LOSS ON INVESTMENTS	(39,089,876)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,175,191)

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,914,685	$12,919,112
Net realized gain on investments and foreign currencies	93,737,253	62,507,191
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(132,827,129)	71,080,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(34,175,191)	146,506,577

DISTRIBUTIONS	—	(68,539,844)

FUND SHARE TRANSACTIONS:
Fund share sold [1,601,484 and 5,594,742 shares, respectively]	35,900,277	104,342,667
Fund share issued in reinvestment of distributions [0 and 3,839,768 shares, respectively]	—	68,539,844
Fund share repurchased [6,583,910 and 5,530,462 shares, respectively]	(138,581,457)	(98,121,417)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(102,681,180)	74,761,094

TOTAL INCREASE (DECREASE) IN NET ASSETS	(136,856,371)	152,727,827
NET ASSETS:
Beginning of period	562,978,948	410,251,121

End of period	$426,122,577	$562,978,948

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%		Value
	Shares	(Note 2)

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	4,588,735	$114,075,952
AST Federated Aggressive Growth Portfolio*	1,831,524	23,590,034
AST High Yield Bond Portfolio*	1,548,574	13,240,307
AST International Growth Portfolio*	4,839,021	87,247,551
AST International Value Portfolio*	4,109,978	88,159,023
AST Large-Cap Value Portfolio*	5,354,196	113,723,127
AST Marsico Capital Growth Portfolio*	7,090,736	154,010,792
AST Mid-Cap Value Portfolio*	532,534	7,024,120
AST Money Market Portfolio	25,634,186	25,634,186
AST Neuberger Berman Mid-Cap Growth Portfolio*	390,771	8,358,600
AST PIMCO Total Return Bond Portfolio*	33,696,043	386,156,656
AST Small-Cap Value Portfolio*	686,778	12,561,178
AST T. Rowe Price Global Bond Portfolio*	1,481,627	17,335,035
AST T. Rowe Price Large-Cap Growth Portfolio*	8,787,588	102,551,153
AST T. Rowe Price Natural Resources Portfolio*	326,920	11,733,155

TOTAL LONG-TERM INVESTMENTS
(cost $1,083,161,834)		1,165,400,869

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $4,769,774)	4,769,774	4,769,774

TOTAL INVESTMENTS(w) — 99.9%
(cost $1,087,931,608; Note 6)		1,170,170,643
Other assets in excess of liabilities — 0.1%		830,770

NET ASSETS — 100.0%		$1,171,001,413

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type

Core Bonds	33.0%
Large/Mid-Cap Growth	22.0
Large/Mid-Cap Value	19.4
International Value	7.5
International Growth	7.4
Money Market	2.2
Small-Cap Growth	2.0
Global Bonds	1.5
High Yield	1.1
Small-Cap Value	1.1
Sector	1.0
Mid-Cap Growth	0.7
Mid-Cap Value	0.6

99.5
Short-Term Investment	0.4
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Affiliated investments (cost $1,087,931,608)	$1,170,170,643
Cash	812,046
Receivable for fund share sold	804,696
Dividends receivable	30,113
Prepaid expenses	1,062

Total Assets	1,171,818,560

LIABILITIES:
Payable for investments purchased	720,605
Accrued expenses and other liabilities	67,673
Advisory fees payable	28,869

Total Liabilities	817,147

NET ASSETS	$1,171,001,413

Net assets were comprised of:
Paid-in capital	$1,073,845,492
Retained earnings	97,155,921

Net assets, June 30, 2007	$1,171,001,413

Net asset value and redemption price per share, $1,171,001,413/100,792,130 outstanding shares of beneficial interest	$11.62

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$315,219

EXPENSES
Advisory fees	724,759
Custodian and accounting fees	73,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Insurance expenses	6,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	3,430

Total expenses	835,189

NET INVESTMENT LOSS	(519,970)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	7,979,030
Net change in unrealized appreciation (depreciation) on investments	38,350,241

NET GAIN ON INVESTMENTS	46,329,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,809,301

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(519,970)	$3,979,178
Net realized gain on investments	7,979,030	3,478,648
Net change in unrealized appreciation (depreciation) on investments	38,350,241	43,888,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	45,809,301	51,346,434

FUND SHARE TRANSACTIONS:
Fund share sold [33,441,351 and 70,355,577 shares, respectively]	379,819,080	731,004,680
Fund share repurchased [3,502,594 and 4,649,663 shares, respectively]	(39,865,678)	(48,814,251)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	339,953,402	682,190,429

TOTAL INCREASE IN NET ASSETS	385,762,703	733,536,863
NET ASSETS:
Beginning of period	785,238,710	51,701,847

End of period	$1,171,001,413	$785,238,710

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST DeAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace — 1.5%
General Dynamics Corp.	17,600	$1,376,672
Raytheon Co.	86,800	4,677,652

		6,054,324

Airlines — 0.7%
AMR Corp.*(a)	98,300	2,590,205

Automotive Parts — 0.3%
TRW Automotive Holdings Corp.*	33,200	1,222,756

Beverages — 0.8%
Coca-Cola Enterprises, Inc.	126,300	3,031,200

Broadcasting & Cable — 2.5%
Citadel Broadcasting Corp.(a)	19	123
Comcast Corp. (Class A Stock)*	204,400	5,747,728
Liberty Global, Inc. (Class A Stock)*(a)	98,400	4,038,336

		9,786,187

Chemicals — 1.4%
Cabot Corp.	4,900	233,632
Chemtura Corp.	87,300	969,903
FMC Corp.	11,800	1,054,802
Lyondell Chemical Co.	94,000	3,489,280

		5,747,617

Computer Hardware — 1.9%
International Business Machines Corp.(a)	62,400	6,567,600
Lexmark International, Inc. (Class A Stock)*(a)	8,500	419,135
Western Digital Corp.*	20,700	400,545

		7,387,280

Computer Services & Software — 0.5%
NCR Corp.*	37,300	1,959,742

Conglomerates — 1.1%
Altria Group, Inc.	10,800	757,512
Honeywell International, Inc.	64,100	3,607,548

		4,365,060

Construction — 1.0%
Centex Corp.	99,800	4,001,980

Consumer Products & Services — 2.5%
Colgate-Palmolive Co.	66,600	4,319,010
Hasbro, Inc.(a)	17,500	549,675
Loews Corp. – Carolina Group	33,500	2,588,545
Newell Rubbermaid, Inc.	36,100	1,062,423
UST, Inc.(a)	26,800	1,439,428

		9,959,081

Containers & Packaging — 1.5%
Sonoco Products Co.	136,600	5,847,846

Electronic Components & Equipment — 3.6%
Convergys Corp.*	5,900	143,016
Duke Energy Corp.	208,700	3,819,210
General Electric Co.	268,800	10,289,664

		14,251,890

Entertainment & Leisure — 1.4%
Walt Disney Co. (The)	169,000	5,769,660

Equipment Services — 0.6%
United Rentals, Inc.*(a)	72,900	2,372,166

Financial – Bank & Trust — 9.6%
Bank of America Corp.	272,700	13,332,303
National City Corp.(a)	52,800	1,759,296
SunTrust Banks, Inc.	22,400	1,920,576
U.S. Bancorp	124,600	4,105,570
Wachovia Corp.	102,800	5,268,500
Wells Fargo & Co.	340,400	11,971,868

		38,358,113

Financial Services — 11.4%
Citigroup, Inc.	127,975	6,563,837
Goldman Sachs Group, Inc. (The)	34,300	7,434,525
JPMorgan Chase & Co.	300,284	14,548,760
Lehman Brothers Holdings, Inc.	32,800	2,444,256
Merrill Lynch & Co., Inc.	38,000	3,176,040
Morgan Stanley	113,200	9,495,216
PNC Financial Services Group, Inc.	24,300	1,739,394

		45,402,028

Food — 2.4%
Dean Foods Co.	39,400	1,255,678
General Mills, Inc.	71,100	4,153,662
Safeway, Inc.	119,000	4,049,570
Smucker, (J.M.) Co. (The)	3,100	197,346

		9,656,256

Healthcare Services — 1.9%
Coventry Health Care, Inc.*	31,000	1,787,150
WellPoint, Inc.*	74,800	5,971,284

		7,758,434

Household Products — 0.1%
Kimberly-Clark Corp.	8,100	541,809

Industrial Conglomerates
Teleflex, Inc.	1,900	155,382

Insurance — 7.0%
ACE Ltd.	107,800	6,739,656
American International Group, Inc.	21,400	1,498,642
Assurant, Inc.	1,100	64,812
Berkley, (W.R.) Corp.	166,687	5,423,995
First American Corp.	16,500	816,750
Genworth Financial, Inc. (Class A Stock)	116,700	4,014,480

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Insurance (cont’d.)
Hartford Financial Services Group, Inc.	12,300	$1,211,673
HCC Insurance Holdings, Inc.	91,200	3,046,992
Lincoln National Corp.	5,300	376,035
MetLife, Inc.	39,700	2,559,856
Principal Financial Group, Inc.	1,500	87,435
Travelers Cos., Inc. (The)	38,100	2,038,350

		27,878,676

Machinery & Equipment — 2.5%
AGCO Corp.*(a)	85,300	3,702,873
Eaton Corp.	32,500	3,022,500
Snap-on, Inc.	65,800	3,323,558

		10,048,931

Managed Healthcare — 0.4%
Aetna, Inc.	34,300	1,694,420

Medical Supplies & Equipment — 0.2%
Abbott Laboratories	14,500	776,475

Metals & Mining — 2.1%
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	21,200	1,755,784
Nucor Corp.	65,500	3,841,575
United States Steel Corp.	25,000	2,718,750

		8,316,109

Oil & Gas — 14.0%
Chesapeake Energy Corp.	107,200	3,709,120
ChevronTexaco Corp.	155,100	13,065,624
ConocoPhillips	26,700	2,095,950
Devon Energy Corp.(a)	67,000	5,245,430
Exxon Mobil Corp.	239,600	20,097,648
Marathon Oil Corp.	93,400	5,600,264
Noble Energy, Inc.	37,800	2,358,342
Tidewater, Inc.(a)	54,700	3,877,136
Unit Corp.*	1,300	81,783

		56,131,297

Pharmaceuticals — 4.4%
Eli Lilly & Co.	126,400	7,063,232
Merck & Co., Inc.	11,100	552,780
Pfizer, Inc.	384,100	9,821,437

		17,437,449

Real Estate Investment Trust — 2.4%
Apartment Investment & Management Co. (Class A Stock)(a)	11,600	584,872
Avalonbay Communities, Inc.(a)	8,300	986,704
Equity Residential Properties Trust	24,900	1,136,187
Health Care Property Investors, Inc.(a)	18,600	538,098
Hospitality Properties Trust(a)	20,600	854,694
Host Hotels & Resorts, Inc.	35,500	820,760
Kimco Realty Corp.	13,700	521,559
ProLogis	11,700	665,730
Public Storage, Inc.	9,200	706,744
Simon Property Group, Inc.	11,600	1,079,264
Thornburg Mortgage, Inc.(a)	13,200	345,576
Vornado Realty Trust(a)	13,500	1,482,840

		9,723,028

Restaurants — 1.8%
McDonald’s Corp.	141,100	7,162,236

Retail & Merchandising — 2.2%
Dollar Tree Stores, Inc.*	91,500	3,984,825
Macy’s, Inc.	124,600	4,956,588

		8,941,413

Semiconductors — 0.5%
Teradyne, Inc.*	111,600	1,961,928

Telecommunications — 6.3%
AT&T, Inc.	180,900	7,507,350
Citizens Communications Co.	174,100	2,658,507
Embarq Corp.	70,800	4,486,596
Verizon Communications, Inc.	256,500	10,560,105

		25,212,558

Transportation — 1.3%
Ryder System, Inc.	95,900	5,159,420

Utilities — 4.3%
Consolidated Edison, Inc.(a)	15,400	694,848
Entergy Corp.	37,300	4,004,155
FirstEnergy Corp.(a)	76,400	4,945,372
Sempra Energy	99,600	5,899,308
Southern Co. (The)(a)	46,600	1,597,914

		17,141,597

TOTAL COMMON STOCKS
(cost $362,679,328)		383,804,553

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)#

CORPORATE BOND
Retail
Ames Department Stores, Inc., Sr. Notes(g)(i) (cost $12,750) 10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS
(cost $362,692,078)				383,804,557

SHORT-TERM INVESTMENTS — 15.0%
U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills(k) (cost $2,154,773) 4.84%	07/19/07		2,160	2,155,300

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS		Value
(Continued)	Shares	(Note 2)

AFFILIATED MONEY MARKET MUTUAL FUND — 14.5%
Dryden Core Investment Fund – Taxable Money Market Series (cost $57,771,975; includes $42,497,290 of cash collateral for securities on loan)(b)(w) (Note 4)	57,771,975	$57,771,975

TOTAL SHORT-TERM INVESTMENTS
(cost $59,926,747)		59,927,275

TOTAL INVESTMENTS — 111.1%
(cost $422,618,825; Note 6)		443,731,832
Liabilities in excess of other assets(x) — (11.1)%		(44,154,818)

NET ASSETS — 100.0%		$399,577,014

The following abbreviation is used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $41,145,057; cash collateral of $42,497,290 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2007:

Number			Value at	Value at
of		Expiration	Trade	June 30,	Unrealized
Contracts	Type	Date	Date	2007	(Depreciation)

Long Position:
44	S&P 500	Sep 07	$16,752,703	$16,669,400	$(83,303)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (10.6% represents investments purchased with collateral from securities on loan)	14.5%
Oil & Gas	14.0
Financial Services	11.4
Financial – Bank & Trust	9.6
Insurance	7.0
Telecommunications	6.3
Electronic Components & Equipment	3.6
Pharmaceuticals	4.4
Utilities	4.3
Machinery & Equipment	2.5
Consumer Products & Services	2.5
Broadcasting & Cable	2.5
Real Estate Investment Trust	2.4
Food	2.4
Retail & Merchandising	2.2
Metals & Mining	2.1
Computer Hardware	1.9
Healthcare Services	1.9
Restaurants	1.8
Aerospace	1.5
Containers & Packaging	1.5
Entertainment & Leisure	1.4
Chemicals	1.4
Transportation	1.3
Conglomerates	1.1
Construction	1.0
Beverages	0.8
Airlines	0.7
Equipment Services	0.6
U.S. Treasury Obligation	0.5
Semiconductors	0.5
Computers Services & Software	0.5
Managed Healthcare	0.4
Automotive Parts	0.3
Medical Supplies & Equipment	0.2
Household Products	0.1

111.1
Liabilities in excess of other assets	(11.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST DeAM LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $41,145,057:
Unaffiliated investments (cost $364,846,850)	$385,959,857
Affiliated investments (cost $57,771,975)	57,771,975
Cash	349,149
Dividends and interest receivable	469,270
Prepaid expenses	1,762
Receivable for fund share sold	351

Total Assets	444,552,364

LIABILITIES:
Payable to broker for collateral for securities on loan	42,497,290
Payable for fund share repurchased	2,348,777
Advisory fees payable	95,903
Due to broker-variation margin	19,200
Accrued expenses and other liabilities	11,866
Shareholder servicing fees payable	2,314

Total Liabilities	44,975,350

NET ASSETS	$399,577,014

Net assets were comprised of:
Paid-in capital	$317,932,915
Retained earnings	81,644,099

Net assets, June 30, 2007	$399,577,014

Net asset value and redemption price per share, $399,577,014/27,626,010 outstanding shares of beneficial interest	$14.46

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$4,211,999
Affiliated dividend income	438,161
Unaffiliated interest	53,429
Affiliated income from securities lending, net	41,684

4,745,273

EXPENSES
Advisory fees	1,628,884
Shareholder servicing fees and expenses	134,143
Custodian and accounting fees	34,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	4,878

Total expenses	1,834,905

NET INVESTMENT INCOME	2,910,368

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	31,327,653
Futures transactions	355,504

31,683,157

Net change in unrealized appreciation (depreciation) on:
Investments	(11,008,599)
Futures	(92,590)

(11,101,189)

NET GAIN ON INVESTMENTS	20,581,968

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,492,336

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,910,368	$3,558,321
Net realized gain on investments	31,683,157	22,651,539
Net change in unrealized appreciation (depreciation) on investments	(11,101,189)	20,539,254

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,492,336	46,749,114

DISTRIBUTIONS	—	(21,629,606)

FUND SHARE TRANSACTIONS:
Fund share sold [5,350,729 and 12,622,929 shares, respectively]	75,001,348	160,389,105
Fund share issued in reinvestment of distributions [0 and 1,800,966 shares, respectively]	—	21,629,606
Fund share repurchased [3,493,333 and 2,579,946 shares, respectively]	(48,379,615)	(31,784,247)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	26,621,733	150,234,464

TOTAL INCREASE IN NET ASSETS	50,114,069	175,353,972
NET ASSETS:
Beginning of period	349,462,945	174,108,973

End of period	$399,577,014	$349,462,945

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST DeAM SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 92.9%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace — 0.2%
Orbital Sciences Corp.*	10,600	$222,706

Airlines — 1.6%
Alaska Air Group, Inc.*(a)	45,100	1,256,486
ExpressJet Holdings, Inc.*	59,600	356,408
SkyWest, Inc.	8,300	197,789

		1,810,683

Automotive Parts & Equipment — 1.5%
Aftermarket Technology Corp.*	8,000	237,440
Cooper Tire & Rubber Co.	53,400	1,474,908

		1,712,348

Biotechnology — 0.4%
Cambrex Corp.	30,700	407,389

Broadcasting — 0.8%
Citadel Broadcasting Corp.(a)	54,400	350,880
Gray Television, Inc.	12,300	114,021
Westwood One, Inc.(a)	60,800	437,152

		902,053

Business Services — 0.7%
CSG Systems International, Inc.*	27,700	734,327
UniFirst Corp.	1,600	70,480

		804,807

Chemicals — 1.7%
CF Industries Holdings, Inc.	29,900	1,790,711
Rockwood Holdings, Inc.*	2,800	102,340
Spartech Corp. (a)	3,500	92,925

		1,985,976

Clothing & Apparel — 2.7%
Brown Shoe Co., Inc.	43,525	1,058,528
Kellwood Co.(a)	10,400	292,448
Timberland Co. (Class A Stock)*	10,000	251,900
Warnaco Group, Inc. (The)*	2,000	78,680
Wolverine World Wide, Inc.	51,200	1,418,752

		3,100,308

Commercial Banks — 1.1%
Chittenden Corp.(a)	11,400	398,430
First Charter Corp.	3,000	58,410
Hancock Holding Co.	22,000	826,100
W Holding Co., Inc.(a)	13,500	35,640

		1,318,580

Commercial Services — 1.0%
Healthspring, Inc.*	7,200	137,232
SAIC, Inc.*	15,100	272,857
Watson Wyatt Worldwide, Inc. (Class A Stock)	14,400	726,912

		1,137,001

Computer Hardware — 0.3%
Komag, Inc.*(a)	9,800	312,522

Computer Services & Software — 1.9%
Agilysys, Inc.	35,200	792,000
Caci International, Inc. (Class A Stock)*(a)	10,400	508,040
Sybase, Inc.*(a)	36,800	879,152

		2,179,192

Computer Software — 0.2%
Manhattan Associates, Inc.*	9,700	270,727

Construction — 1.4%
Dycom Industries, Inc.*	19,500	584,610
Monaco Coach Corp.	9,500	136,325
Perini Corp.*	15,400	947,562

		1,668,497

Consumer Cyclicals – Retail Apparel — 0.1%
K-Swiss, Inc. (Class A Stock)	4,300	121,819

Consumer Products & Services — 3.2%
American Woodmark Corp.	7,400	256,040
Blyth, Inc.	11,900	316,302
Buckeye Technologies, Inc.*	48,700	753,389
Dollar Thrifty Automotive Group, Inc.*	37,900	1,547,836
Elizabeth Arden, Inc.*	25,500	618,630
Tupperware Brands Corp.	8,400	241,416

		3,733,613

Containers & Packaging — 1.4%
Silgan Holdings, Inc.	28,200	1,558,896

Diversified Manufacturing
Koppers Holdings, Inc.	1,500	50,520

Electric – Integrated — 0.3%
Avista Corp.	14,600	314,630

Electric Utilities — 0.4%
Portland General Electric Co.	18,700	513,128

Electronic Components & Equipment — 2.2%
GrafTech International Ltd.*	63,100	1,062,604
Lamson & Sessions Co.*	2,100	55,797
Littelfuse, Inc.*	18,600	628,122
Mentor Graphics Corp.*(a)	37,000	487,290
Technitrol, Inc.	9,600	275,232

		2,509,045

Electronics — 0.2%
KEMET Corp.*	22,300	157,215
Rofin-Sinar Technologies, Inc.*	1,700	117,300

		274,515

Environmental Services — 0.2%
Accuride Corp.*	15,700	241,937

Financial – Bank & Trust — 11.5%
Alabama National Bancorporation	5,400	333,936
Asta Funding, Inc.	5,000	192,150
BankAtlantic Bancorp, Inc. (Class A Stock)	17,600	151,536

SEE NOTES TO FINANCIAL STATEMENTS.
A80

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial – Bank & Trust (cont’d.)
BankUnited Financial Corp., (Class A Stock)	77,500	$1,555,425
Banner Corp.	3,700	126,022
Berkshire Hills Bancorp, Inc.	2,000	63,020
Citizens Banking Corp.(a)	49,700	909,510
Columbia Banking System, Inc.	4,900	143,325
Corus Bankshares, Inc.(a)	93,500	1,613,810
First Midwest Bancorp, Inc. (IL)	10,000	355,100
FirstFed Financial Corp.*(a)	13,900	788,547
FirstMerit Corp.	30,400	636,272
Glacier Bancorp, Inc.	5,100	103,785
IBERIABANK Corp.	2,100	103,845
International Bancshares Corp.	4,700	120,414
MB Financial, Inc.(a)	8,800	305,712
Pacific Capital Bancorp	34,900	941,602
PFF Bancorp, Inc.	15,450	431,518
Prosperity Bancshares, Inc.	1,400	45,864
Provident Bankshares Corp.(a)	14,300	468,754
Sandy Spring Bancorp, Inc.	4,800	150,912
Southwest Bancorp, Inc.	3,600	86,544
Sterling Financial Corp. (PA)(a)	9,000	94,680
Sterling Financial Corp. (WA)	42,956	1,243,147
Susquehanna Bancshares, Inc.(a)	39,700	888,089
SVB Financial Group*	3,900	207,129
Trustmark Corp.	2,200	56,892
UMB Financial Corp.	14,300	527,241
United Bancshares, Inc.	12,500	397,500
WSFS Financial Corp.(a)	2,400	157,032

		13,199,313

Financial Services — 3.0%
Apollo Investment Corp.(a)	45,495	979,051
BancFirst Corp.	2,600	111,332
Deluxe Corp.	37,800	1,535,058
Franklin Bank Corp.*	12,100	180,290
ITLA Capital Corp.	1,700	88,604
Max Capital Group Ltd. (Bermuda)	9,200	260,360
MCG Capital Corp.	17,000	272,340

		3,427,035

Food — 3.1%
Flowers Foods, Inc.	33,700	1,124,232
Imperial Sugar Co.(a)	26,000	800,540
Ralcorp Holdings, Inc.*	1,400	74,830
Seaboard Corp.	300	703,500
Spartan Stores, Inc.	25,500	839,205

		3,542,307

Healthcare Services — 3.9%
Amedisys, Inc.*	9,500	345,135
Apria Healthcare Group, Inc.*	55,300	1,590,981
Centene Corp.*	34,000	728,280
Magellan Health Services, Inc.*	39,200	1,821,624

		4,486,020

Industrial Products — 1.4%
Quanex Corp.(a)	18,575	904,603
Tredegar Corp.	34,600	736,980

		1,641,583

Insurance — 6.1%
American Physicians Capital, Inc.*	2,700	109,350
Aspen Insurance Holdings Ltd. (Bermuda)	13,500	378,945
Assured Guaranty Ltd. (Bermuda)	9,500	280,820
Commerce Group, Inc.	22,400	777,728
Horace Mann Educators Corp.	4,300	91,332
IPC Holdings Ltd. (Bermuda)	25,200	813,708
Montpelier Re Holdings Ltd. (Bermuda)	18,000	333,720
Navigators Group, Inc.*	8,500	458,150
Odyssey Re Holdings Corp.	33,000	1,415,370
Phoenix Cos., Inc. (The)	15,000	225,150
Platinum Underwriters Holdings, Ltd. (Bermuda)	15,600	542,100
Safety Insurance Group, Inc.	14,400	596,160
SeaBright Insurance Holdings, Inc.*	24,100	421,268
Selective Insurance Group, Inc.	14,700	395,136
Stewart Information Services Corp.(a)	5,500	219,065

		7,058,002

Internet Services — 1.2%
EarthLink, Inc.*(a)	49,500	369,765
Harris Interactive, Inc.*	20,800	111,280
InfoSpace, Inc.	13,300	308,693
Real Networks, Inc.*	22,400	183,008
S1 Corp.*	6,700	53,533
United Online, Inc.(a)	20,600	339,694

		1,365,973

Machinery & Equipment — 0.2%
Cascade Corp.	2,500	196,100
Columbus McKinnon Corp.*	2,100	67,620

		263,720

Mining — 2.2%
Century Aluminum Co.*(a)	20,500	1,119,915
USEC, Inc.*	63,700	1,400,126

		2,520,041

Miscellaneous Manufacturing — 1.2%
Freightcar America, Inc.(a)	29,400	1,406,496

Office Equipment — 0.4%
Biomed Realty Trust, Inc.	18,400	462,208

Oil & Gas — 5.5%
Comstock Resources, Inc.*	38,500	1,153,845
Grey Wolf, Inc.*	80,100	660,024
Northwest Natural Gas Co.	17,800	822,182
Parker Drilling Co.*	91,300	962,302

SEE NOTES TO FINANCIAL STATEMENTS.
A81

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Oil & Gas (cont’d.)
Penn Virginia Corp.	12,200	$490,440
Pioneer Drilling Co.*	17,800	265,398
Rosetta Resources, Inc.*(a)	11,000	236,940
Swift Energy Co.*(a)	32,000	1,368,320
Trico Marine Services, Inc.*(a)	8,500	347,480

		6,306,931

Pharmaceuticals — 1.2%
Perrigo Co.	5,100	99,858
PharmaNet Development Group, Inc.*	11,500	366,620
Salix Pharmaceuticals Ltd.*	26,500	325,950
Viropharma, Inc.*(a)	44,400	612,720

		1,405,148

Printing & Publishing — 1.3%
Scholastic Corp.*(a)	40,600	1,459,164

Real Estate Investment Trust — 7.2%
Alexandria Real Estate Equities, Inc.(a)	4,500	435,690
American Financial Realty Trust	19,400	200,208
American Home Mortgage Investment Corp.(a)	10,700	196,666
Anthracite Capital, Inc.(a)	27,100	317,070
Ashford Hospitality Trust	25,900	304,584
Corporate Office Properties Trust	2,200	90,222
Education Realty Trust, Inc.	19,300	270,779
Equity One, Inc.	16,900	431,795
First Industrial Realty Trust, Inc.	8,100	313,956
HealthCare Realty Trust, Inc.(a)	15,100	419,478
Home Properties, Inc.(a)	4,000	207,720
Inland Real Estate Corp.	9,800	166,404
LaSalle Hotel Properties(a)	11,800	512,356
Lexington Corp. Properties Trust(a)	21,000	436,800
Maguire Properties, Inc.	7,600	260,908
National Retail Properties(a)	19,900	435,014
Nationwide Health Properties, Inc.(a)	9,200	250,240
Newcastle Investment Corp.(a)	7,000	175,490
Pennsylvania Real Estate Investment Trust(a)	12,300	545,259
Potlatch Corp.	11,700	503,685
RAIT Investment Trust(a)	13,100	340,862
Realty Income Corp.(a)	24,200	609,598
Redwood Trust, Inc.(a)	6,900	333,822
Senior Housing Properties Trust(a)	9,500	193,325
Sovran Self Storage, Inc.	7,500	361,200

		8,313,131

Real Estate Investment Trust – Hotels — 0.8%
Strategic Hotels & Resorts, Inc.	22,800	512,772
Sunstone Hotel Investors, Inc.(a)	14,900	423,011

		935,783

Real Estate Investment Trust – Other REIT — 0.5%
DCT Industrial Trust, Inc.	25,800	277,608
Entertainment Properties Trust	4,100	220,498
U-Store-It Trust	7,500	122,925

		621,031

Restaurants — 1.6%
Domino’s Pizza, Inc.(a)	15,200	277,704
Landry’s Restaurants, Inc.	13,000	393,380
O’Charleys, Inc.	7,200	145,152
Papa John’s International, Inc.*(a)	34,200	983,592

		1,799,828

Retail & Merchandising — 4.6%
Borders Group, Inc.	48,400	922,504
Cabela’s, Inc.*(a)	17,500	387,275
Casey’s General Stores, Inc.	27,200	741,472
Cash America International, Inc.	30,600	1,213,290
Charming Shoppes, Inc.*	17,800	192,774
Finish Line (The) (Class A Stock)	19,600	178,556
Payless Shoesource, Inc.*(a)	44,900	1,416,595
Perry Ellis International, Inc.*	7,850	252,534

		5,305,000

Semiconductors — 2.8%
Brooks Automation, Inc.*(a)	67,200	1,219,680
DSP Group, Inc.*	24,300	497,421
Entegris, Inc.*	28,400	337,392
Kulicke & Soffa Industries, Inc.*	11,900	124,593
Photronics, Inc.*(a)	72,200	1,074,336

		3,253,422

Services – Telephone — 0.9%
Alaska Communications Systems Group, Inc.	63,000	997,920

Telecommunications — 3.3%
Cincinnati Bell, Inc.*	58,500	338,130
General Communication, Inc. (Class A Stock).*	33,900	434,259
Golden Telecom, Inc. (Russia)(a)	24,400	1,342,244
Mas Tec, Inc.*	29,500	466,690
Premiere Global Services, Inc.*	17,100	222,642
RF Micro Devices, Inc.*(a)	161,900	1,010,256

		3,814,221

Transportation — 1.2%
Atlas Air Worldwide Holdings, Inc.*	3,200	188,608
Gulfmark Offshore, Inc.*(a)	4,900	250,978
Marten Transport Ltd.*	15,200	273,752
TBS International Ltd. (Class A Stock) (Bermuda)*	24,400	692,960

		1,406,298

SEE NOTES TO FINANCIAL STATEMENTS.
A82

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Utilities — 4.3%
Allete, Inc.(a)	14,500	$682,225
Black Hills Corp.	17,300	687,675
EMCOR Group, Inc.*	25,900	1,888,110
New Jersey Resources Corp.(a)	9,800	499,996
PNM Resources, Inc.	14,800	411,292
Southwest Gas Corp.	21,900	740,439

		4,909,737

TOTAL LONG-TERM INVESTMENTS
(cost $103,460,183)		107,051,204

SHORT-TERM INVESTMENTS — 29.3%
		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bills(k)(n) (cost $693,318)
4.84%	07/19/07	$ 695	693,488

	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 28.7%
Dryden Core Investment Fund – Taxable Money Market Series (cost $33,029,622; includes $29,188,972 of cash collateral for securities on loan)(b)(w) (Note 4)	33,029,622	33,029,622

TOTAL SHORT-TERM INVESTMENTS
(cost $33,722,940)		33,723,110

TOTAL INVESTMENTS — 122.2%
(cost $137,183,123; Note 6)		140,774,314
Liabilities in excess of other assets(x) — (22.2)%		(25,541,535)

NET ASSETS — 100.0%		$115,232,779

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,716,853; cash collateral of $29,188,972 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at June 30, 2007:

Number			Value at	Value at
of		Expiration	Trade	June 30,	Unrealized
Contracts	Type	Date	Date	2007	(Depreciation)

Long Positions:
	Russell
17	2000	Sept 07	$7,162,950	$7,157,850	$(5,100)
	Russell
8	Mini 2000	Sept 07	675,840	673,680	(2,160)

					$(7,260)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (25.3% represents investments purchased with collateral from securities on loan)	28.7%
Financial – Bank & Trust	11.5
Real Estate Investment Trust	7.2
Insurance	6.1
Oil & Gas	5.5
Retail & Merchandising	4.6
Utilities	4.3
Healthcare Services	3.9
Telecommunications	3.3
Consumer Products & Services	3.2
Food	3.1
Financial Services	3.0
Semiconductors	2.8
Clothing & Apparel	2.7
Mining	2.2
Electronic Components & Equipment	2.2
Computer Services & Software	1.9
Chemicals	1.7
Airlines	1.6
Restaurants	1.6
Automotive Parts & Equipment	1.5
Containers & Packaging	1.4
Industrial Products	1.4
Construction	1.4
Printing & Publishing	1.3
Miscellaneous Manufacturing	1.2
Transportation	1.2
Pharmaceuticals	1.2
Internet Services	1.2
Commercial Banks	1.1
Commercial Services	1.0
Services – Telephone	0.9
Real Estate Investment Trust – Hotels	0.8
Broadcasting	0.8
Business Services	0.7
U.S. Treasury Obligation	0.6

SEE NOTES TO FINANCIAL STATEMENTS.
A83

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (cont’d.)

Real Estate Investment Trust – Other REIT	0.5%
Electric Utilities	0.4
Office Equipment	0.4
Biotechnology	0.4
Electric – Integrated	0.3
Computer Hardware	0.3
Electronics	0.2
Computer Software	0.2
Environmental Services	0.2
Aerospace	0.2
Machinery & Equipment	0.2
Consumer Cyclicals – Retail Apparel	0.1

122.2
Liabilities in excess of other assets	(22.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A84

AST DeAM SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007
ASSETS:
Investments at value, including securities on loan of $28,716,853:
Unaffiliated investments (cost $104,153,501)	$107,744,692
Affiliated investments (cost $33,029,622)	33,029,622
Cash	71,269
Receivable for investments sold	3,616,003
Dividends and interest receivable	205,212
Due from broker-variation margin	138,330
Receivable for fund share sold	4,148
Prepaid expenses	887

Total Assets	144,810,163

LIABILITIES:
Payable to broker for collateral for securities on loan	29,188,972
Due to broker-variation margin	209,310
Payable for fund share repurchased	91,066
Accrued expenses and other liabilities	45,233
Advisory fees payable	40,815
Payable for investments purchased	1,320
Shareholder servicing fees payable	668

Total Liabilities	29,577,384

NET ASSETS	$115,232,779

Net assets were comprised of: Paid-in capital	$89,704,307
Retained earnings	25,528,472

Net assets, June 30, 2007	$115,232,779

Net asset value and redemption price per share, $115,232,779/8,385,619 outstanding shares of beneficial interest	$13.74

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $116 foreign withholding tax)	$1,149,518
Affiliated dividend income	88,137
Affiliated income from securities lending, net	87,181
Unaffiliated interest	17,188

1,342,024

EXPENSES
Advisory fees	559,812
Shareholder servicing fees and expenses	41,249
Custodian and accounting fees	31,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’reports	3,000
Insurance expenses	1,000
Miscellaneous	4,934

Total expenses	668,995

NET INVESTMENT INCOME	673,029

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	7,572,617
Futures transactions	25,851

7,598,468

Net change in unrealized appreciation (depreciation) on:
Investments	(5,778,967)
Futures	10,375

(5,768,592)

NET GAIN ON INVESTMENTS	1,829,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,502,905

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$673,029	$826,341
Net realized gain on investments	7,598,468	12,795,378
Net change in unrealized appreciation (depreciation) on investments	(5,768,592)	6,433,042

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,502,905	20,054,761

DISTRIBUTIONS	—	(6,990,497)

FUND SHARE TRANSACTIONS:
Fund share sold [951,567 and 2,350,360 shares, respectively]	13,054,390	29,434,146
Fund share issued in reinvestment of distributions [0 and 569,258 shares, respectively]	—	6,990,497
Fund share repurchased [1,534,582 and 3,040,446 shares, respectively]	(20,901,583)	(37,485,786)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(7,847,193)	(1,061,143)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,344,288)	12,003,121
NET ASSETS:
Beginning of period	120,577,067	108,573,946

End of period	$115,232,779	$120,577,067

SEE NOTES TO FINANCIAL STATEMENTS.
A85

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 91.4%		Value
COMMON STOCKS — 91.4%	Shares	(Note 2)

Advertising — 1.8%
Acorn International, Inc., ADR (China)*	6,800	$164,492
Adlink Internet Media AG (Germany)*	25,800	571,223
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*(a)	104,800	2,970,032
Greenfield Online, Inc.*	50,610	805,205
JCDecaux SA (France)	23,400	740,996
Lamar Advertising Co.	25,500	1,600,380
Monster Worldwide, Inc.*	28,076	1,153,923
National CineMedia, Inc.*	55,400	1,551,754
Valueclick, Inc.*(a)	159,807	4,707,914

		14,265,919

Aerospace — 3.2%
Aerovironment, Inc.*	9,300	191,673
CAE, Inc.	35,900	478,906
Curtiss-Wright Corp.	20,479	954,526
DRS Technologies, Inc.	61,137	3,501,316
Ducommun, Inc.*	35,900	923,707
Innovative Solutions and Support, Inc.*(a)	308,296	7,158,633
Orbital Sciences Corp.*	22,119	464,720
Spirit Aerosystems Holdings, Inc.*	119,000	4,289,950
Teledyne Technologies, Inc.*	54,619	2,509,743
TransDigm Group, Inc.*	22,985	929,973
Triumph Group, Inc.	32,748	2,144,012
United Industrial Corp.(a)	28,945	1,736,121

		25,283,280

Apparel & Textile — 0.4%
Maidenform Brands, Inc.*	61,609	1,223,555
Volcom, Inc.*(a)	40,669	2,038,737
Wolverine World Wide, Inc.	8,750	242,462

		3,504,754

Automobile Manufacturers — 0.5%
Copart, Inc.*	57,500	1,758,925
Piaggio & Co., SpA. (Italy), 144A	417,800	2,076,149
Rush Enterprises, Inc. (Class A Stock)*	3,083	66,963

		3,902,037

Automotive Parts — 3.5%
Advance Auto Parts, Inc.	300,800	12,191,424
CLARCOR, Inc.(a)	79,712	2,983,620
Commercial Vehicle Group, Inc.*	280,353	5,222,977
O’Reilly Automotive, Inc.*(a)	184,600	6,747,130

		27,145,151

Beverages — 0.2%
Boston Beer Co., Inc. (Class A Stock)*	22,259	875,892
National Beverage Corp.*	27,847	320,519

		1,196,411

Biotechnology — 1.0%
American Oriental Bioengineering, Inc.*(a)	264,029	2,349,858
BioMimetic Therapeutics, Inc.*	5,900	92,217
Kosan Biosciences, Inc.*(a)	378,600	1,976,292
Medicure, Inc. (China), 144A	533,185	691,008
Qiagen NV (Germany)*	86,300	1,550,471
Sonus Pharmaceuticals, Inc.*	172,460	910,589

		7,570,435

Broadcasting — 0.1%
Acacia Research-Acacia Technologies*	52,918	855,155

Building & Construction — 0.4%
Winnebago Industries, Inc.(a)	112,323	3,315,775

Building Materials — 2.0%
AAON, Inc.	4,754	151,415
Apogee Enterprises, Inc.(a)	81,939	2,279,543
Cemex SA de CV, ADR (Mexico)*	146,836	5,418,249
Chaparral Steel Co.	6,712	482,391
Eagle Materials, Inc.	74,084	3,633,820
Simpson Manufacturing Co., Inc.(a)	102,440	3,456,326

		15,421,744

Business Services — 4.2%
Arbitron, Inc.	24,187	1,246,356
ChinaCast Education Corp.*(a)	245,400	1,441,725
CoStar Group, Inc.*(a)	57,000	3,014,160
Ctrip.com International Ltd., ADR (China)	38,100	2,995,803
Deluxe Corp.	56,216	2,282,932
Infocrossing, Inc.*(a)	141,265	2,609,165
Informatica Corp.*(a)	163,456	2,414,245
Iron Mountain, Inc.*(a)	36,541	954,816
Kenexa Corp.*(a)	103,000	3,884,130
Korn/Ferry International*	6,773	177,859
Media & Entertainment Holdings, Inc.*	102,800	873,800
Mobile Mini, Inc.*	17,480	510,416
NuCo2, Inc.*(a)	109,691	2,815,768
Onvia, Inc.*(a)	171,698	1,471,452
TeleTech Holdings, Inc.*	104,099	3,381,136
Veraz Networks, Inc.*	63,400	413,368
Watson Wyatt Worldwide, Inc. (Class A Stock)	47,978	2,421,929

		32,909,060

Cable Television — 2.2%
Central European Media Enterprises Ltd. (Class A Stock)*	142,332	13,888,756
Lodgenet Entertainment Corp.*(a)	93,948	3,011,973

		16,900,729

Chemicals — 0.5%
Hercules, Inc.*	138,814	2,727,695
Landec Corp.*	98,261	1,316,698

		4,044,393

SEE NOTES TO FINANCIAL STATEMENTS.
A86

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Clothing & Apparel — 0.7%
Belle International Holdings Ltd. (Hong Kong)*	164,800	$181,889
Celebrate Express, Inc.	51,713	467,485
Deckers Outdoor Corp.*(a)	28,866	2,912,579
Gymboree Corp.*	55,485	2,186,664

		5,748,617

Commercial Services — 0.3%
Barrett Business Services, Inc.	5,766	148,936
DynCorp International, Inc. (Class S Stock)*	32,206	708,210
Macquarie Infrastructure Co. LLC	16,900	701,012
Multi-Color Corp.	3,448	135,541
TNS, Inc.	26,838	386,735

		2,080,434

Commercial Services & Supplies — 0.4%
Labor Ready, Inc.*(a)	24,566	567,720
United Stationers, Inc.*(a)	37,632	2,507,797

		3,075,517

Computer Hardware — 1.0%
Commvault Systems, Inc.*	106,900	1,846,163
Komag, Inc.*(a)	92,580	2,952,376
Super Micro Computer, Inc.*	112,200	1,123,122
Synaptics, Inc.*(a)	51,547	1,844,867

		7,766,528

Computer Services & Software — 5.9%
Business Objects SA, ADR (France)*(a)	109,880	4,267,739
Compugroup Holding AG (Germany)*	78,300	1,772,970
COMSYS IT Partners, Inc.*	40,860	932,017
Data Domain, Inc.*	20,500	471,500
Double-Take Software, Inc.*	28,684	470,705
Energy Conversion Devices*(a)	26,081	803,816
Epicor Software Corp.*	62,705	932,423
Fundtech Ltd.*(a)	117,142	1,697,388
Glu Mobile, Inc.*(a)	48,200	669,980
Guidance Software, Inc.*(a)	182,043	2,566,806
IHS, Inc. (Class A Stock)*	30,565	1,405,990
Magma Design Automation, Inc.*	138,880	1,949,875
Motive, Inc.*	102,300	278,256
NAVTEQ Corp.*(a)	25,829	1,093,600
Nuance Communications, Inc.*(a)	154,226	2,580,201
Omnicell, Inc.*	10,550	219,229
Omniture, Inc.*(a)	216,800	4,969,056
Parametric Technology Corp.*(a)	181,500	3,922,215
PROS Holdings, Inc.*	99,700	1,306,070
Quest Software, Inc.*(a)	67,697	1,096,014
Radiant Systems, Inc.*	34,732	459,852
Salary.Com, Inc.*	43,300	519,600
SI International, Inc.*	36,311	1,198,989
Smart Modular Technologies (WWH), Inc.*(a)	38,748	533,173
Solera Holdings, Inc.*	101,700	1,970,946
SPSS, Inc.*	38,610	1,704,245
Starlims Technologies Ltd. (Israel)*	48,600	624,510
Stratasys, Inc.*(a)	24,007	1,127,849
SupportSoft, Inc.*	53,173	290,325
Sykes Enterprises, Inc.*	31,727	602,496
Systems Xcellence, Inc.*	90,000	2,589,300
Taleo Corp. (Class A Stock)*	59,200	1,333,776

		46,360,911

Computers & Peripherals
Rimage Corp.*	8,321	262,860

Conglomerates — 0.1%
Max India Ltd. (India)*	113,272	676,348

Construction — 0.8%
China Communications Construction Co. Ltd. (China), 144A	165,900	297,038
China Properties Group Ltd. (China)*	903,100	377,678
Dycom Industries, Inc.*	51,813	1,553,354
ENGlobal Corp.*	28,706	348,778
McDermott International, Inc.*	6,931	576,105
Perini Corp.*	45,882	2,823,119

		5,976,072

Consumer Products & Services — 0.8%
Chattem, Inc.*(a)	40,235	2,550,094
Chemed Corp.	38,026	2,520,743
Inter Parfums, Inc.	8,982	239,101
Tupperware Corp.	38,540	1,107,640

		6,417,578

Containers & Packaging — 0.5%
Greif, Inc. (Class A Stock)	27,769	1,655,310
Silgan Holdings, Inc.	42,222	2,334,032

		3,989,342

Cosmetics & Toiletries — 0.3%
Bare Escentuals, Inc.*(a)	63,700	2,175,355

Diversified Financial Services — 0.2%
Portfolio Recovery Associates, Inc.(a)	22,654	1,359,693

Diversified Operations — 0.8%
Actuant Corp. (Class A Stock)(a)	21,781	1,373,510
Charles & Colvard Ltd.(a)	16,775	83,036
Nighthawk Radiology Holdings, Inc.*(a)	87,642	1,581,938
RHJ International SA (Belgium)*	151,200	2,987,779

		6,026,263

Drugs & Medicine — 0.6%
OSI Pharmaceuticals, Inc.*(a)	130,000	4,707,300

SEE NOTES TO FINANCIAL STATEMENTS.
A87

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Education — 0.3%
Anhanguera Educacional Participacoes SA, GDR, (Brazil)144A*	6,000	$168,224
Capella Education Co.*	11,914	548,402
New Oriental Education & Technology Group, Inc., ADR (China)*	24,400	1,310,768

		2,027,394

Electric — 0.2%
ITC Holdings Corp.	35,800	1,454,554

Electrical Equipment
Regal-Beloit Corp.	4,921	229,023

Electronic Components & Equipment — 2.4%
Ansoft Corp.*	4,229	124,713
C-COR, Inc.*	110,696	1,556,386
Cubic Corp.	40,458	1,221,022
Flir Systems, Inc.*(a)	59,809	2,766,166
GrafTech International Ltd.*	149,279	2,513,858
Littelfuse, Inc.*	15,417	520,632
LoJack Corp.*	46,878	1,044,911
Spire Corp.*	369,756	3,516,380
Universal Electronics, Inc.*	17,505	635,782
Varian, Inc.*	20,174	1,106,140
Vicor Corp.	98,609	1,304,597
Woodward Governor Co.	46,116	2,475,046

		18,785,633

Energy – Oil Services — 0.3%
Oil States International, Inc.*(a)	61,939	2,560,558

Entertainment & Leisure — 1.1%
Aicon SpA (Italy)*	289,400	1,701,892
Digital Music Group, Inc.*(a)	167,000	674,680
Life Time Fitness, Inc.*(a)	61,200	3,257,676
Macrovision Corp.*	86,857	2,610,921
Vail Resorts, Inc.*(a)	1,448	88,140

		8,333,309

Environmental Services
American Ecology Corp.	13,229	283,365

Equipment Services — 0.5%
AZZ, Inc.*	28,076	944,757
General Cable Corp.*	36,120	2,736,090

		3,680,847

Financial – Bank & Trust — 0.6%
City Bank/Lynnwood WA	4,590	144,631
Cowen Group, Inc.*	11,716	209,833
ICICI Bank Ltd., ADR (India)(a)	53,900	2,649,185
Penson Worldwide, Inc.*	7,073	173,501
Preferred Bank	21,610	864,400
SVB Financial Group*	11,588	615,439

		4,656,989

Financial – Consumer — 0.2%
Koppers Holdings, Inc.	50,838	1,712,224

Financial Services — 3.0%
Advance America Cash Advance Centers, Inc.	157,329	2,791,017
Affiliated Managers Group, Inc.*(a)	29,040	3,739,190
Euronet Worldwide, Inc.*(a)	93,812	2,735,558
Fortress Investment Group LLC (Class A Stock)	28,200	671,724
GFI Group, Inc.*(a)	33,630	2,437,502
Huron Consulting Group, Inc.*	17,221	1,257,305
IndyMac Bancorp, Inc.(a)	252,157	7,355,420
optionsXpress Holdings, Inc.(a)	65,740	1,686,888
SFGC Co. Ltd. (Japan)	4,200	703,724
World Acceptance Corp.*	4,437	189,593

		23,567,921

Food — 1.3%
B&G Foods, Inc.	28,700	378,840
Chipotle Mexican Grill, Inc.*(a)	21,419	1,826,612
Darling International, Inc.*	27,070	247,420
Lance, Inc.	184,478	4,346,302
Middleby Corp.*(a)	20,776	1,242,820
Nash Finch Co.(a)	37,264	1,844,568

		9,886,562

Furniture — 0.4%
Poltrona Frau SpA (Italy)	34,500	142,537
Tempur-Pedic International, Inc.(a)	102,179	2,646,436

		2,788,973

Healthcare – Drugs — 0.2%
PAREXEL International Corp.*	31,304	1,316,646

Healthcare – Medical Products — 0.1%
ThermoGenesis Corp.*(a)	218,752	603,756

Healthcare Services — 1.1%
American Dental Partners, Inc.*	11,110	288,527
Animal Health International, Inc.*(a)	16,800	243,432
Apria Healthcare Group, Inc.*(a)	12,538	360,718
Medarex, Inc.*(a)	202,200	2,889,438
Medtox Scientific, Inc.*	9,883	289,572
Nuvelo, Inc.*(a)	58,982	160,431
Phase Forward, Inc.*	110,872	1,865,976
Visicu, Inc.*	24,313	222,464
WebMD Health Corp. (Class A Stock)*(a)	3,100	145,917
WellCare Health Plans, Inc.*	24,241	2,194,053

		8,660,528

Hotels & Motels — 0.3%
Ameristar Casinos, Inc.	17,287	600,551
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	30,433	1,625,122

		2,225,673

SEE NOTES TO FINANCIAL STATEMENTS.
A88

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Household Products — 0.2%
Fossil, Inc.*	46,649	$1,375,679

Industrial Products — 0.7%
Applied Industrial Technologies, Inc.	20,530	605,635
Barnes Group, Inc.(a)	19,318	611,994
Basin Water, Inc.*(a)	37,953	330,191
LDK Solar Co. Ltd., ADR (China)*(a)	62,500	1,956,250
Roper Industries, Inc.	12,314	703,129
Trinity Industries, Inc.(a)	24,123	1,050,316
WESCO International, Inc.*	4,459	269,547

		5,527,062

Insurance — 1.3%
Alleghany Corp.*(a)	6,569	2,670,299
Life Partners Holdings, Inc.	10,371	337,887
Ming An Holdings Co. Ltd., 144A (Hong Kong)*	347,000	115,826
National Interstate Corp.	23,352	609,020
Philadelphia Consolidated Holding Corp.*	63,440	2,651,792
Willis Group Holdings Ltd. (United Kingdom)	84,053	3,703,375

		10,088,199

Internet Services — 4.8%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	71,613	579,349
aQuantive, Inc.*	28,300	1,805,540
Blackboard, Inc.*(a)	84,452	3,557,118
Blue Coat Systems, Inc.*(a)	42,780	2,118,466
Chordiant Software, Inc.*	14,922	233,679
comScore, Inc.*	20,500	474,575
eBay, Inc.*	37,600	1,209,968
eCollege.com, Inc.*(a)	110,966	2,468,994
FalconStor Software, Inc.*(a)	80,913	853,632
Gmar ket, Inc., ADR (South Korea)*(a)	99,200	1,927,456
j2 Global Communications, Inc.*	19,517	681,143
Jupitermedia Corp.*(a)	500,016	3,640,116
Move, Inc.*	225,887	1,011,974
Navisite, Inc.*	167,473	1,272,795
Netgear, Inc.*	71,297	2,584,516
NIC, Inc.(a)	109,180	746,791
Online Resources Corp. (Germany)*	236,959	2,601,810
Online Resources Corp., 144A (Germany)	61,000	669,780
Priceline.com, Inc.*(a)	42,698	2,935,061
RADWARE Ltd. (Israel)*	44,000	640,200
S1 Corp.*	95,948	766,625
Shutterfly, Inc.*	13,788	297,131
Sohu.com, Inc.*(a)	30,100	962,899
Stamps.com, Inc.*(a)	70,222	967,659
Switch & Data Facilities Co., Inc.*	34,600	663,974
Vasco Data Security International, Inc.*	70,512	1,604,853

		37,276,104

Machinery — 0.1%
Wabtec Corp.	31,049	1,134,220

Machinery & Equipment — 0.7%
Astec Industries, Inc.*	32,150	1,357,373
Columbus McKinnon Corp.*	3,289	105,906
GenCorp, Inc.*	133,066	1,739,173
Manitowoc Co., Inc. (The)	31,458	2,528,594

		5,731,046

Manufacturing — 0.4%
Renesola Ltd. (United Kingdom)*	289,200	3,259,721

Medical Supplies & Equipment — 3.9%
Align Technology, Inc.*(a)	60,344	1,457,911
Cepheid, Inc.*	16,900	246,740
Ciphergen Biosystems, Inc.*(a)	341,704	331,453
Conceptus, Inc.*	505	9,782
Emergency Medical Services Corp.*	24,625	963,576
Endo Pharmaceuticals Holdings, Inc.*	199,700	6,835,731
Endologix, Inc.*	146,600	655,302
Greatbatch, Inc.*	52,494	1,700,806
Haemonetics Corp.*	4,769	250,897
Illumina, Inc.*(a)	55,400	2,248,686
Incyte Corp.*(a)	302,297	1,813,782
Insulet Corp.*(a)	8,200	116,440
Kyphon, Inc.*(a)	115,512	5,561,903
Labopharm, Inc.*(a)	309,900	883,215
LCA-Vision, Inc.(a)	9,225	435,974
Neurometrix, Inc.*	1,957	19,002
NxStage Medical, Inc.*(a)	115,900	1,498,587
Orthofix International NV*	99,418	4,470,827
Sirtris Pharmaceuticals, Inc.*	15,400	151,998
STERIS Corp.(a)	8,984	274,910
Thermage, Inc.*	37,700	315,172
TomoTherapy, Inc.*	9,300	203,856

		30,446,550

Metals & Mining — 0.8%
Brush Engineered Materials, Inc.*	2,062	86,583
Dynamic Materials Corp.	46,982	1,761,825
Sun Hydraulics Corp.	27,237	1,341,422
Valmont Industries, Inc.	38,073	2,770,192

		5,960,022

Office Equipment — 0.3%
Knoll, Inc.	99,373	2,225,955

Oil & Gas — 0.8%
Hornbeck Offshore Services, Inc.*	2,931	113,606
Petroplus Holdings AG (Switzerland)*	38,800	3,965,598
W-H Energy Services, Inc.*	40,397	2,500,978

		6,580,182

Paper & Forest Products — 0.4%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	1,428,100	3,327,704

SEE NOTES TO FINANCIAL STATEMENTS.
A89

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Personal Services — 0.3%
DeVry, Inc.	68,617	$2,334,350
US Physical Therapy, Inc.*	9,449	127,278

		2,461,628

Pharmaceuticals — 7.3%
Adaltis, Inc. (Canada)	41,000	69,280
Adaltis, Inc. (Canada), 144A*	183,200	309,561
Alkermes, Inc.*(a)	75,200	1,097,920
Allergan, Inc.	16	922
Alnylam Pharmaceuticals, Inc.*(a)	85,400	1,297,226
Auxilium Pharmaceuticals, Inc.*	188,500	3,004,690
Avalon Pharmaceuticals, Inc.*	30,500	130,235
Bioenvision, Inc.*	315,100	1,821,278
Cubist Pharmaceuticals, Inc.*(a)	265,973	5,242,328
CV Therapeutics, Inc.*(a)	176,567	2,332,450
Dynavax Technologies Corp.*(a)	370,900	1,535,526
Enzon Pharmaceuticals, Inc.*(a)	50,000	392,500
Glenmark Pharmaceuticals, Ltd. (India)	103,600	1,672,413
Indevus Pharmaceuticals, Inc.*	152,006	1,023,000
Jerini AG (Germany)*	68,000	314,759
Medicines Co.*(a)	213,050	3,753,941
Medicure, Inc.*	346,700	468,668
Momenta Pharmaceuticals, Inc.*(a)	73,100	736,848
Nektar Therapeutics*(a)	76,900	729,781
Neurochem, Inc. (Canada)*(a)	218,600	1,453,690
Neurocrine Biosciences, Inc.*(a)	207,100	2,325,733
NeurogesX, Inc.*	42,500	361,675
Newron Pharmacueticals SpA, 144A (Switzerland)*	8,900	495,456
Obagi Medical Products, Inc.*	21,498	380,945
Penwest Pharmaceuticals Co.*(a)	191,154	2,383,690
Perrigo Co.	52,586	1,029,634
PharmaNet Development Group, Inc.*	9,816	312,934
Point Therapeutics, Inc.*	350,000	44,100
Progenics Pharmaceuticals, Inc.*(a)	86,706	1,870,248
Regeneron Pharmaceuticals, Inc.*	55,698	998,108
Sciele Pharma, Inc.*(a)	102,800	2,421,968
Sepracor, Inc.*(a)	65,500	2,686,810
Somaxon Pharmaceuticals, Inc.*	29,629	360,289
Spectrum Pharmaceuticals, Inc.*(a)	324,456	2,326,350
USANA Health Sciences, Inc.*(a)	10,412	465,833
Vical, Inc.*	202,800	1,052,532
Warner Chilcott Ltd. (Class A Stock)*(a)	455,185	8,234,297
West Pharmaceutical Services, Inc.	47,902	2,258,579

		57,396,197

Printing & Publishing — 1.0%
Cenveo, Inc.*	54,690	1,268,261
Consolidated Graphics, Inc.*	17,591	1,218,705
Deccan Chronicle Holdings Ltd. (India)	435,300	2,515,233
Valassis Communications, Inc.*(a)	16,422	282,294
Wiley, (John) & Sons, Inc. (Class A Stock)	53,046	2,561,591

		7,846,084

Railroads — 0.2%
Kansas City Southern*(a)	44,268	1,661,821

Real Estate Investment Trust — 0.1%
HFF, Inc. (Class A Stock)*(a)	53,500	829,785

Restaurants — 1.3%
Applebee’s International, Inc.	33,881	816,532
Buffalo Wild Wings, Inc.*(a)	178,920	7,441,283
CEC Entertainment, Inc.*	17,964	632,333
Papa John’s International, Inc.*(a)	6,678	192,059
Texas Roadhouse, Inc. (Class A Stock)*(a)	113,046	1,445,858

		10,528,065

Retail & Merchandising — 5.3%
Aeropostale, Inc.*(a)	55,020	2,293,234
Buckle, Inc. (The)(a)	30,995	1,221,203
Cash America International, Inc.	746	29,579
Citi Trends, Inc.*(a)	113,600	4,312,256
Conn’s, Inc.*(a)	11,901	339,892
CROCS, Inc.*(a)	61,900	2,663,557
Dick’s Sporting Goods, Inc.*(a)	221,700	12,896,289
Dress Barn, Inc.*	28,596	586,790
DSW, Inc.*(a)	27,408	954,346
Ezcorp, Inc.*(a)	18,686	247,403
FEI Co.*(a)	66,265	2,150,962
Heelys, Inc.*(a)	13,451	347,843
Houston Wire & Cable Co.*(a)	70,314	1,997,621
JOS A Bank Clothiers, Inc.*(a)	30,246	1,254,302
LJ International, Inc.*(a)	87,653	951,911
Longs Drug Stores Corp.	42,657	2,240,346
Mccormick & Schmick’s Seafood Restaurants, Inc.*	18,819	488,165
PC Mall, Inc.*	79,251	969,240
Rubio’s Restaurants, Inc.*	90,300	914,739
Submarino SA, GDR (Brazil), 144A(a)	40,300	3,358,332
Wet Seal, Inc. (The) (Class A Stock)*(a)	34,859	209,502
Zumiez, Inc.*(a)	17,699	668,668

		41,096,180

Semiconductors — 5.8%
Anadigics, Inc.*(a)	184,966	2,550,681
ARM Holdings PLC, ADR (United Kingdom)(a)	221,729	1,940,129
Aviza Technology, Inc.*	139,100	816,517
Bookham, Inc.*(a)	216,200	486,450
CSR PLC (United Kingdom)*	582,700	9,128,414
Eagle Test Systems, Inc.*(a)	58,666	942,176
First Solar, Inc.*(a)	92,162	8,229,145
Himax Technologies, Inc., ADR*	186,300	1,074,951
Hittite Microwave Corp.*	24,032	1,026,887

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Semiconductors (cont’d.)
IPG Photonics Corp.*	9,300	$185,535
MEMC Electronic Materials, Inc.*	148,970	9,105,046
Microsemi Corp.*(a)	128,562	3,079,060
Netlogic Microsystems, Inc.*(a)	23,720	755,245
ON Semiconductor Corp.*(a)	214,836	2,303,042
Silicon Image, Inc.*(a)	97,570	837,151
Spansion, Inc. (Class A Stock)*(a)	146,319	1,624,141
Ultratech, Inc.*(a)	118,722	1,582,564

		45,667,134

Technology – Information Services — 0.1%
Aecom Technology Corp.*	37,200	922,932

Telecommunications — 2.6%
Arris Group, Inc.*(a)	54,376	956,474
Cavium Networks, Inc.*	600	13,572
CommScope, Inc.*(a)	46,987	2,741,692
Comtech Telecommunications Corp.*	55,317	2,567,815
CPI International, Inc.*	55,900	1,108,497
Foundry Networks, Inc.*(a)	24,290	404,671
Gilat Satellite Networks Ltd. (Israel)*	341,701	3,290,581
Harris Stratex Networks, Inc. (Class A Stock)*(a)	117,079	2,105,080
Idea Cellular Ltd. (India)*	129,800	397,005
NTELOS Holdings Corp.	64,796	1,790,961
PAETEC Holding Corp.*(a)	71,300	804,977
Shenandoah Telecom Co.	4,094	208,098
Starent Networks Corp.*	9,200	135,240
Synchronoss Technologies, Inc.*	30,402	891,995
Time Warner Telecom, Inc. (Class A Stock)*(a)	153,517	3,085,692

		20,502,350

Telecommunicatins Equipment — 0.2%
ADVA AG Optical Networking (Germany)*	171,600	1,644,787

Transportation — 8.0%
Bristow Group, Inc.*(a)	14,785	732,597
Dynamex, Inc.*	79,156	2,020,853
Expeditors International Washington, Inc.	129,397	5,344,096
Forward Air Corp.(a)	267,271	9,111,268
Horizon Lines, Inc.	72,643	2,379,785
HUB Group, Inc. (Class A Stock)*	69,140	2,430,962
Kuehne & Nagel International AG (Switzerland)	44,750	4,121,608
Landstar System, Inc.	234,872	11,332,574
Old Dominion Freight Line, Inc.*(a)	42,800	1,290,420
Pacer International, Inc.	145,017	3,410,800
Quality Distribution, Inc.*(a)	240,791	2,704,083
Ryder System, Inc.	114,696	6,170,645
TNT NV (Netherlands)	66,100	2,984,534
UTi Worldwide, Inc. (British Virgin Islands)	312,900	8,382,591
Waste Industries USA, Inc.	11,837	404,115

		62,820,931

Utilities — 0.4%
Consolidated Water Co., Inc.	17,619	516,413
Goodman Global, Inc.*	114,199	2,537,502

		3,053,915

TOTAL COMMON STOCKS
(cost $605,857,822)		715,075,869

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)#

CONVERTIBLE BOND
Pharmaceuticals
Neurochem, Inc.,
Sr. Unsec’d. Notes, 144A (cost $135,000)
6.00%	11/15/26	NR	$135	98,591

			Units

RIGHTS*
Medical Supplies & Equipment
Indevus Pharmaceuticals, Inc. (Class R Stock) (cost $0)			238,498	—

TOTAL RIGHTS (cost $0)				—

WARRANTS*
Avalon Pharmaceuticals, Inc., expiring 04/18/12			8	—
Medicure, Inc., expiring 12/02/11			107	—
Point Therapeutics, Inc. expiring 07/01/12			84	—

TOTAL WARRANTS
(cost $1,220)				—

TOTAL LONG-TERM INVESTMENTS
(cost $605,994,042)				715,174,460

SHORT-TERM INVESTMENT — 38.7%

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $302,409,403; includes $257,459,497 of cash collateral for securities on loan)(b)(w) (Note 4)
			302,409,403	302,409,403

TOTAL INVESTMENTS (o) — 130.1%
(cost $908,403,445; Note 6)				1,017,583,863
Liabilities in excess of other assets — (30.1)%				(235,239,673)

NET ASSETS — 100.0%				$782,344,190

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions.

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $245,226,500; cash collateral of $257,459,497 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2007, 11 securities representing $30,186,040 and 3.9% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (32.9% represents investments purchased with collateral from securities on loan)	38.7%
Transportation	8.0
Pharmaceuticals	7.3
Computer Services & Software	5.9
Semiconductors	5.8
Retail & Merchandising	5.3
Internet Services	4.8
Business Services	4.2
Medical Supplies & Equipment	3.9
Automotive Parts	3.5
Aerospace	3.2
Financial Services	3.0
Telecommunications	2.6
Electronic Components & Equipment	2.4
Cable Television	2.2
Building Materials	2.0
Advertising	1.8
Restaurants	1.3
Insurance	1.3
Food	1.3
Entertainment & Leisure	1.1
Healthcare Services	1.1
Computer Hardware	1.0
Biotechnology	1.0
Printing & Publishing	1.0
Oil & Gas	0.8
Consumer Products & Services	0.8
Diversified Operations	0.8
Construction	0.8
Metals & Mining	0.8
Clothing & Apparel	0.7
Machinery & Equipment	0.7
Industrial Products	0.7
Drugs & Medicine	0.6
Financial – Bank & Trust	0.6
Chemicals	0.5
Containers & Packaging	0.5
Automobile Manufacturers	0.5
Equipment Services	0.5
Apparel & Textile	0.4
Paper & Forest Products	0.4
Building & Construction	0.4
Manufacturing	0.4
Utilities	0.4
Furniture	0.4
Commercial Services & Supplies	0.4
Energy – Oil Services	0.3
Personal Services	0.3
Office Equipment	0.3
Hotels & Motels	0.3
Cosmetics & Toiletries	0.3
Education	0.3
Commercial Services	0.3
Financial – Consumer	0.2
Railroads	0.2
Telecommunications Equipment	0.2
Electric	0.2
Household Products	0.2
Diversified Financial Services	0.2
Health Care – Drugs	0.2
Beverages	0.2
Machinery	0.1
Technology – Information Services	0.1
Broadcasting	0.1
Real Estate Investment Trust	0.1
Conglomerates	0.1
Healthcare – Medical Products	0.1

130.1
Liabilities in excess of other assets	(30.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $245,226,500:
Unaffiliated investments (cost $605,994,042)	$715,174,460
Affiliated investments (cost $302,409,403)	302,409,403
Cash	13,693,781
Receivable for fund share sold	15,594,653
Receivable for investments sold	1,631,068
Dividends and interest receivable	493,814
Tax reclaim receivable	24,775
Prepaid expenses	4,377

Total Assets	1,049,026,331

LIABILITIES:
Payable to broker for collateral for securities on loan	257,459,497
Payable for fund share repurchased	5,591,475
Payable for investments purchased	3,219,386
Advisory fees payable	319,738
Accrued expenses and other liabilities	88,983
Shareholder servicing fees payable	3,062

Total Liabilities	266,682,141

NET ASSETS	$782,344,190

Net assets were comprised of:
Paid-in capital	$536,395,582
Retained earnings	245,948,608

Net assets, June 30, 2007	$782,344,190

Net asset value and redemption price per share, $782,344,190/60,727,667 outstanding shares of beneficial interest	$12.88

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $24,256 foreign withholding tax)	$2,220,348
Affiliated dividend income	257,188
Unaffiliated interest	246,310
Affiliated income from securities lending, net	941,646

3,665,492

EXPENSES
Advisory fees	3,285,557
Shareholder servicing fees and expenses	242,094
Custodian and accounting fees	71,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	8,000
Legal fees and expenses	4,000
Shareholders’ reports	1,000
Insurance expenses	1,000
Miscellaneous	7,430

Total expenses	3,637,081

NET INVESTMENT INCOME	28,411

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment Transactions	67,844,544
Foreign currency transactions	(35,576)

67,808,968

Net change in unrealized appreciation (depreciation) on:
Investment	10,372,000
Foreign currencies	39

10,372,039

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	78,181,007

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,209,418

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$28,411	$(2,677,722)
Net realized gain on investments and foreign currencies	67,808,968	72,903,139
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	10,372,039	3,047,900

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	78,209,418	73,273,317

DISTRIBUTIONS	—	(17,729,048)

FUND SHARE TRANSACTIONS:
Fund share sold [9,583,801 and 25,956,218 shares, respectively]	119,441,917	282,134,002
Fund share issued in reinvestment of distributions [0 and 1,577,317 shares, respectively]	—	17,729,048
Fund share repurchased [4,872,659 and 24,477,861 shares, respectively]	(59,174,792)	(265,529,451)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	60,267,125	34,333,599

TOTAL INCREASE IN NET ASSETS	138,476,543	89,877,868
NET ASSETS:
Beginning of period	643,867,647	553,989,779

End of period	$782,344,190	$643,867,647

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.2%		Value
COMMON STOCKS — 65.7%	Shares	(Note 2)

Aerospace & Defense — 1.4%
Precision Castparts Corp.	111,565	$13,539,528

Airlines — 0.3%
Continental Airlines, Inc. (Class B Stock)*	79,117	2,679,693

Auto Components — 1.1%
GKN PLC (United Kingdom)	1,295,069	10,309,350

Automobiles — 1.6%
Daimlerchrysler AG, ADR (Germany)(a)	53,230	4,894,499
General Motors Corp.	278,478	10,526,468

		15,420,967

Capital Markets — 0.4%
Deutsche Bank AG (Germany)(a)	27,303	3,951,836

Chemicals — 4.1%
Albemarle Corp.	77,662	2,992,317
Lubrizol Corp. (The)	171,603	11,076,973
Lyondell Chemical Co.	283,685	10,530,387
Potash Corp. of Saskatchewan, Inc. (Canada)	194,544	15,168,596

		39,768,273

Commercial Banks — 5.1%
ABN AMRO Holding NV (Netherlands)	103,477	4,751,664
Boc Hong Kong Holdings Ltd. (Hong Kong)	3,581,564	8,528,842
Citizens Banking Corp.(a)	393,668	7,204,124
Kookmin Bank, ADR (Korea)	40,937	3,590,994
National City Corp.(a)	238,953	7,961,914
PNC Financial Services Group, Inc.	122,099	8,739,846
Regions Financial Corp.	252,209	8,348,118

		49,125,502

Commercial Services & Supplies — 0.9%
Cenveo, Inc.*(a)	88,033	2,041,485
Clean Harbors, Inc.*	32,360	1,599,231
Consolidated Graphics, Inc.*	22,874	1,584,711
Healthcare Services Group, Inc.(a)	45,065	1,329,418
TeleTech Holdings, Inc.*(a)	57,176	1,857,076

		8,411,921

Communication Equipment — 1.7%
NETGEAR, Inc.*	55,296	2,004,480
Research in Motion Ltd. (Canada)*(a)	72,642	14,527,674

		16,532,154

Consumer Finance — 0.3%
Cash America International, Inc.(a)	48,432	1,920,329
World Acceptance Corp.*	29,330	1,253,271

		3,173,600

Containers & Packaging — 0.1%
Rock-Tenn Co. (Class A Stock)	41,733	1,323,771

Distributors — 0.1%
Andersons, Inc. (The)(a)	28,408	1,287,735

Diversified Financial Services — 1.3%
ING Groep N.V., ADR (Netherlands)(a)	83,995	3,693,260
JPMorgan Chase & Co.	181,958	8,815,865

		12,509,125

Diversified Telecommunication Services — 7.3%
AT&T, Inc.	247,742	10,281,293
BCE, Inc. (Canada)	136,057	5,141,594
BT Group PLC (United Kingdom)	1,510,197	10,051,186
BT Group PLC, ADR (United Kingdom)	175,347	11,674,603
Deutsche Telekom AG, ADR (Germany)(a)	201,144	3,703,061
France Telecom SA (France)	133,026	3,655,555
Nippon Telegraph & Telephone Corp., ADR (Japan)(a)	134,172	2,974,593
PCCW Ltd. (Hong Kong)	14,892,593	9,161,215
Telecom Italia SPA (Italy)(a)	120,053	3,296,656
Verizon Communications, Inc.(a)	244,495	10,065,859

		70,005,615

Electric Utilities — 2.9%
Korea Electric Power Corp., ADR (South Korea)	173,565	3,801,074
Northeast Utilities	308,507	8,749,259
Pinnacle West Capital Corp.	188,150	7,497,777
Unisource Energy Corp.(a)	236,805	7,788,516

		27,836,626

Electronic Equipment & Instruments — 0.3%
Agilysys, Inc.	50,271	1,131,097
Daktronics, Inc.(a)	63,949	1,373,625
OYO Geospace Corp.*	9,627	714,227

		3,218,949

Energy Equipment & Services — 0.3%
Dawson Geophysical Co.*	11,889	730,698
Gulf Island Fabrication, Inc.	22,916	795,185
Natco Group, Inc.*	29,185	1,343,678

		2,869,561

Food & Staples Retailing — 1.1%
Compass Group PLC (United Kingdom)	1,484,308	10,249,195

Gas Utilities — 1.1%
ONEOK, Inc.	212,781	10,726,290

Healthcare Equipment & Supplies — 0.5%
Immucor, Inc.*	56,785	1,588,276
Kinetic Concepts, Inc.*	57,283	2,976,998

		4,565,274

Healthcare Providers & Services — 0.1%
Bio-Reference Labs, Inc.*	22,206	607,334

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Healthcare Technology — 0.1%
Omnicell, Inc.*(a)	45,983	$955,527

Hotels, Restaurants & Leisure — 1.4%
Buffalo Wild Wings, Inc.*(a)	28,763	1,196,253
Interstate Hotels & Resorts, Inc.*	52,795	275,590
MGM Mirage*	146,680	12,098,166

		13,570,009

Household Durables — 0.9%
Harmonic, Inc.*	121,462	1,077,368
Interface, Inc.	87,735	1,654,682
Kimball International, Inc. (Class B Stock)	43,903	615,081
Matsushita Electric Industrial, ADR (Japan)	178,761	3,541,255
Tempur-Pedic International, Inc.(a)	66,915	1,733,099

		8,621,485

Industrial Conglomerates — 3.5%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,467,218	9,103,136
Citic Pacific Ltd. (Hong Kong)	2,562,539	12,863,164
General Electric Co.	258,392	9,891,246
Tredegar Corp.	64,972	1,383,904

		33,241,450

Insurance — 4.5%
Aegon NV (Netherlands)	180,291	3,542,718
Allianz SE (Germany)(a)	171,817	3,998,182
AXA SA (France)(a)	84,212	3,624,485
Cincinnati Financial Corp.	208,230	9,037,182
Lincoln National Corp.	133,971	9,505,242
Sun Life Financial, Inc. (Canada)(a)	81,031	3,869,230
Unitrin, Inc.	196,016	9,640,067

		43,217,106

Internet & Catalog Retail — 0.2%
Priceline.com, Inc.*(a)	29,396	2,020,681

Internet Software & Services — 0.3%
Cybersource Corp.*(a)	55,059	664,012
Knot, Inc. (The)*(a)	51,833	1,046,508
Liquidity Services, Inc.*	44,925	843,691

		2,554,211

IT Services — 0.2%
Covansys Corp.*(a)	59,567	2,021,108

Leisure Equipment & Products — 1.2%
Hasbro, Inc.	126,923	3,986,652
Mattel, Inc.(a)	312,339	7,899,053

		11,885,705

Machinery — 0.2%
Lindsay Manufacturing Corp.(a)	19,679	871,583
RBC Bearings, Inc.*	35,449	1,462,271

		2,333,854

Media — 1.1%
DIRECTV Group, Inc. (The)*	460,276	10,636,978
Idearc, Inc.	—	16

		10,636,994

Metals & Mining — 2.1%
Allegheny Technologies, Inc.	85,531	8,970,491
Barrick Gold Corp. (Canada)	119,373	3,470,173
Brush Engineered Materials, Inc.*	29,493	1,238,411
Hecla Mining Co.*	209,329	1,787,670
POSCO, ADR (South Korea)	38,973	4,676,760
Wheeling-Pittsburgh Corp.*	25,562	486,445

		20,629,950

Multi-Line Retail — 1.0%
Nordstrom, Inc.(a)	192,647	9,848,115

Multi-Utilities — 3.8%
Black Hills Corp.(a)	248,776	9,888,846
DTE Energy Co.	192,023	9,259,349
Energy East Corp.	360,255	9,399,053
SCANA Corp.	213,593	8,178,476

		36,725,724

Oil, Gas & Consumable Fuels — 3.7%
Arena Resources, Inc.*(a)	23,834	1,384,994
CNOOC Ltd. (Hong Kong)	10,873,820	12,321,215
Encana Corp.(a)	74,185	4,558,668
ENI SpA, ADR (Italy)	58,307	4,218,512
Petroleo Brasileiro SA, ADR (Brazil)(a)	39,946	4,844,251
Repsol YPF SA, ADR (Spain)	112,689	4,361,064
Royal Dutch Shell PLC, ADR (United Kingdom)(a)	54,344	4,412,733

		36,101,437

Paper & Forest Products — 1.1%
MeadWestvaco Corp.(a)	294,507	10,401,987

Personal Products — 0.3%
NBTY, Inc.*(a)	56,863	2,456,482

Pharmaceuticals — 2.0%
Noven Pharmaceuticals, Inc.*	39,439	924,845
Pfizer, Inc.	712,504	18,218,727

		19,143,572

Semiconductors & Semiconductor Equipment — 0.4%
AMIS Holdings, Inc.*	146,035	1,828,358
FEI Co.*(a)	55,142	1,789,909

		3,618,267

Software — 0.3%
Ansoft Corp.*	39,365	1,160,874
Interactive Intelligence, Inc.*	28,184	580,590
Smith Micro Software, Inc.*(a)	46,018	693,031

		2,434,495

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	178,862	$4,589,599
Charlotte Russe Holding, Inc.*	41,450	1,113,761
EMI Group PLC (United Kingdom)	1,888,139	10,116,020
Guess?, Inc.	73,616	3,536,513
Mothers Work, Inc.*	9,239	288,904

		19,644,797

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.*	218,984	10,377,651
Phillips-Van Heusen Corp.	44,454	2,692,579
Skechers USA, Inc. (Class A Stock)*	38,154	1,114,097

		14,184,327

Wireless Telecommunication Services — 1.9%
NTT DoCoMo, Inc., ADR (Japan)	194,695	3,076,181
Vodafone Group PLC (United Kingdom)	3,167,731	10,614,469
Vodafone Group PLC, ADR (United Kingdom)	129,141	4,343,012

		18,033,662

TOTAL COMMON STOCKS
(cost $581,795,878)		632,393,244

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)#

CORPORATE BONDS — 32.5%
Aerospace & Defense — 1.2%
Honeywell International, Inc.,
Notes(a)
7.50%	03/01/10	A2	$6,000	6,305,808
United Technologies Corp.,
Sr. Notes
4.875%	05/01/15	A2	5,250	4,972,984

				11,278,792

Beverages
Bottling Group LLC,
Sr. Unsec’d. Notes
5.50%	04/01/16	A3	250	244,055

Biotechnology — 0.4%
Amgen, Inc.,
Sr. Notes(a)
4.85%	11/18/14	A2	4,500	4,212,054

Capital Markets — 4.5%
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	08/15/15	Aa1	5,000	4,790,300
Goldman Sachs Group, Inc.,
Notes
6.125%	02/15/33	Aa3	5,250	5,007,823
6.875%	01/15/11	Aa3	4,500	4,680,707
Sr. Notes
5.35%	01/15/16	Aa3	4,750	4,533,367
Lehman Brothers Holdings, Inc.,
Sub. Notes.(a)
5.75%	01/03/17	A2	4,500	4,371,759
Merrill Lynch & Co.,
Notes
6.00%	02/17/09	Aa3	3,250	3,279,071
Sub. Notes
6.22%	09/15/26	A1	5,750	5,602,271
Morgan Stanley,
Notes(a)
3.875%	01/15/09	Aa3	3,750	3,669,881
5.55%	04/27/17	Aa3	3,000	2,878,242
Unsub. Notes
6.75%	04/15/11	Aa3	4,750	4,924,923

				43,738,344

Chemicals — 0.3%
DuPont (E.I.) de Nemours & Co.,
Notes
6.875%	10/15/09	A2	3,000	3,098,772

Commercial Banks — 2.2%
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	5,250	5,086,972
Sub. Notes
5.875%	11/01/34	Aa3	4,250	4,047,347
HSBC Finance Corp.,
Notes(a)
5.50%	01/19/16	Aa3	5,000	4,818,375
Wells Fargo Bank & Co.,
Sub. Notes
4.75%	02/09/15	Aa1	5,000	4,688,615
Unsec’d. Notes
3.125%	04/01/09	Aa1	2,500	2,409,492

				21,050,801

Consumer Finance — 0.5%
Household Finance Corp.,
Notes
6.375%	10/15/11	Aa3	4,500	4,623,827

Diversified Financial Services — 1.1%
Bank of America Corp.,
Sr. Notes
5.875%	02/15/09	Aa2	1,500	1,511,973
Citigroup, Inc.,
Sr. Notes
4.125%	02/22/10	Aa1	4,500	4,365,346
JPMorgan Chase & Co.,
Sub. Notes
5.125%	09/15/14	A1	4,500	4,321,170

				10,198,489

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Diversified Telecommunication Services — 4.7%
AT&T Wireless Services, Inc.,
Sr. Notes
7.875%	03/01/11(a)	Aa3	$5,500	$5,913,484
Embarq Corp.,
Notes
6.738%	06/01/13(a)	Baa3	6,000	6,114,462
7.995%	06/01/36	Baa3	2,500	2,537,160
GTE Corp.,
Debs.
6.84%	04/15/18	Baa1	8,250	8,669,479
7.51%	04/01/09	Baa1	1,250	1,290,133
SBC Communications, Inc.,
Notes
4.125%	09/15/09(a)	A2	7,000	6,806,891
5.10%	09/15/14	A2	2,250	2,146,140
6.15%	09/15/34(a)	A2	5,500	5,273,450
Verizon New York, Inc.,
Debs.
6.875%	04/01/12	Baa3	6,500	6,776,952

				45,528,151

Electric Utilities — 2.3%
American Electric Power,
Sr. Notes
5.375%	03/15/10	Baa2	6,500	6,478,862
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	704	737,691
7.75%	03/01/31	Baa2	6,750	7,803,803
Southern California Edison Co.,
First Mortgage
6.00%	01/15/34	A2	500	492,617
Southern Power Co.,
Sr. Notes
4.875%	07/15/15	Baa1	6,750	6,269,616

				21,782,589

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17	A2	4,750	4,631,079
Wal-Mart Stores, Inc.,
Notes
4.125%	02/15/11	Aa2	5,500	5,280,913
5.25%	09/01/35	Aa2	5,750	5,026,357
Sr. Notes(a)
6.875%	08/10/09	Aa2	3,500	3,609,434

				18,547,783

Food Products — 1.6%
General Mills, Inc.,
Unsec’d. Notes
6.00%	02/15/12	Baa1	5,000	5,053,665
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa1	5,750	5,705,000
Unilever Capital Corp.,
Gtd. Notes
7.125%	11/01/10	A1	4,000	4,192,884

				14,951,549

Household Products — 0.7%
Procter & Gamble Co.,
Unsub. Notes(a)
6.875%	09/15/09	Aa3	3,000	3,096,450
Sr. Notes
5.55%	03/05/37	Aa3	4,000	3,762,088

				6,858,538

Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc.,
Notes
4.55%	06/15/15	Baa1	6,000	5,429,880

Industrial Conglomerates — 2.1%
General Electric Capital Corp.,
Notes
6.75%	03/15/32(a)	Aaa	5,750	6,238,566
7.375%	01/19/10	Aaa	5,500	5,756,724
Unsec’d. Notes
6.00%	06/15/12	Aaa	7,750	7,888,221

				19,883,511

Insurance — 0.5%
Metlife, Inc.,
Sr. Notes
5.70%	06/15/35	A2	5,500	5,082,820

Media — 1.8%
AOL Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2	5,250	5,677,087
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	250	245,566
6.45%	03/15/37(a)	Baa2	5,500	5,300,482
Time Warner, Inc.,
Debs.
8.375%	03/15/23	Baa2	5,500	6,313,648

				17,536,783

Multi-Utilities — 2.8%
Detroit Edison Co.
6.125%	10/01/10	A3	3,000	3,053,472
Dominion Resources, Inc.,
Sr. Notes
8.125%	06/15/10	Baa2	2,430	2,616,617

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	$6,320	$6,002,787
5.95%	06/15/35	Baa2	250	234,417
Pacific Gas & Electric Co.,
Unsec’d. Notes
3.60%	03/01/09	Baa1	6,000	5,822,538
6.05%	03/01/34	Baa1	7,000	6,780,823
Virginia Electric Power, Series B,
Sr. Unsec’d. Notes
6.00%	01/15/36	Baa1	3,000	2,872,626

				27,383,280

Oil, Gas & Consumable Fuels — 1.7%
Centerpoint Energy Resource,
Sr. Notes
7.875%	04/01/13	Baa3	3,945	4,306,106
Conoco, Inc.,
Sr. Notes
6.95%	04/15/29	A1	5,500	6,002,496
ConocoPhillips,
Unsec’d. Notes
8.75%	05/25/10	A1	6,000	6,531,876

				16,840,478

Paper & Forest Products — 0.4%
Weyerhauser Co.,
Notes
6.75%	03/15/12	Baa2	3,250	3,362,632

Pharmaceuticals — 0.9%
Abbot Laboratories,
Notes
5.875%	05/15/16	A1	5,000	5,001,285
Ely Lilly & Co.,
Unsec’d. Notes(a)
5.20%	03/15/17	Aa3	4,000	3,826,424

				8,827,709

Specialty Retail — 0.3%
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.20%	03/01/11	Aa3	2,750	2,702,879

TOTAL CORPORATE BONDS
(cost $318,934,971)				313,163,716

TOTAL LONG-TERM INVESTMENTS
(cost $900,730,849)				945,556,960

	Shares

SHORT-TERM INVESTMENT — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $173,056,610; includes $152,744,541 of cash collateral for securities on loan)(b)(w) (Note 4)	173,056,610	173,056,610

TOTAL INVESTMENTS (o) — 116.1%
(cost $1,073,787,459; Note 6)		1,118,613,570
Liabilities in excess of other assets — (16.1)%		(155,423,673)

NET ASSETS — 100.0%		$963,189,897

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $148,553,133; cash collateral of $152,744,541 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2007, 5 securities representing $50,985,685 and 5.3% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (15.9% represents investments purchased with collateral from securities on loan)	17.9%
Diversified Telecommunication Services	12.0
Commercial Banks	7.3
Multi-utilities	6.6
Industrial Conglomerates	5.6
Oil, Gas & Consumable Fuels	5.4
Electric Utilities	5.2
Insurance	5.0
Capital Markets	4.9
Chemicals	4.4
Food & Staples Retailing	3.0
Media	2.9
Pharmaceuticals	2.9
Aerospace & Defense	2.6
Diversified Financial Services	2.4
Specialty Retail	2.3
Metals & Mining	2.1
Wireless Telecommunication Services	1.9
Communication Equipment	1.7
Automobiles	1.6
Food Products	1.6
Textiles, Apparel & Luxury Goods	1.5
Paper & Forest Products	1.5
Hotels, Restaurants & Leisure	1.4
Leisure Equipment & Products	1.2
Gas Utilities	1.1
Auto Components	1.1
Multi-line Retail	1.0
Household Durables	0.9
Commercial Services & Supplies	0.9
Consumer Finance	0.8
Household Products	0.7
Independent Power Producers & Energy Traders	0.6
Healthcare Equipment & Supplies	0.5
Biotechnology	0.4
Semiconductors & Semiconductor Equipment	0.4
Electronic Equipment & Instruments	0.3
Energy Equipment & Services	0.3
Airlines	0.3
Internet Software & Services	0.3
Personal Products	0.3
Software	0.3
Machinery	0.2
IT Services	0.2
Internet & Catalog Retail	0.2
Containers & Packaging	0.1
Distributors	0.1
Healthcare Technology	0.1
Healthcare Providers & Services	0.1

116.1
Liabilities in excess of other assets	(16.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities
on loan of $148,553,133:
Unaffiliated investments (cost $900,730,849)	$945,556,960
Affiliated investments (cost $173,056,610)	173,056,610
Cash	895,022
Foreign currency, at value (cost $2,507,163)	2,547,740
Dividends and interest receivable	6,495,470
Receivable for fund share sold	3,576,510
Receivable for investments sold	2,146,758
Prepaid expenses	310

Total Assets	1,134,275,380

LIABILITIES:
Payable to broker for collateral for securities on loan	152,744,541
Payable for investments purchased	17,968,993
Advisory fees payable	277,780
Accrued expenses and other liabilities	88,702
Shareholder servicing fees payable	5,467

Total Liabilities	171,085,483

NET ASSETS	$963,189,897

Net assets were comprised of:
Paid-in capital	$890,557,485
Retained earnings	72,632,412

Net assets, June 30, 2007	$963,189,897

Net asset value and redemption price per share,
$963,189,897/84,602,369 outstanding shares
of beneficial interest	$11.38

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$6,753,487
Unaffiliated dividend income (net of $207,717 foreign withholding tax)	6,634,780
Affiliated dividend income	385,076
Affiliated income from securities lending, net	15,874

13,789,217

EXPENSES
Advisory fees	3,090,889
Shareholder servicing fees and expenses	254,553
Custodian and accounting fees	114,000
Audit fee	12,000
Shareholders’ reports	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	6,000
Legal fees and expenses	2,000
Insurance expenses	2,000
Miscellaneous	3,966

Total expenses	3,504,408

NET INVESTMENT INCOME	10,284,809

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	12,231,437
Foreign currency transactions	(16,476)

12,214,961

Net change in unrealized appreciation (depreciation) on:
Investments	21,155,817
Foreign currencies	23,969

21,179,786

NET GAIN ON INVESTMENTS AND
FOREIGN CURRENCIES	33,394,747

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$43,679,556

STATEMENT OF CHANGES IN NET ASSETS
		March 20, 2006*
		through
	Six Months Ended	December 31,
	June 30, 2007	2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,284,809	$4,840,079
Net realized gain on investments and foreign currencies	12,214,961	425,167
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,179,786	23,687,610

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	43,679,556	28,952,856

FUND SHARE TRANSACTIONS:
Fund share sold [36,677,684 and 50,152,137 shares, respectively]	405,981,844	507,699,072
Fund share repurchased [1,076,113 and 1,151,339 shares, respectively]	(11,814,393)	(11,309,038)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	394,167,451	496,390,034

TOTAL INCREASE IN NET ASSETS	437,847,007	525,342,890
NET ASSETS:
Beginning of period	525,342,890	—

End of period	$963,189,897	$525,342,890

*Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4% COMMON STOCKS — 80.3%	Shares	Value (Note 2)

Aerospace & Defense — 1.8%
Precision Castparts Corp.	155,138	$18,827,548

Airlines — 1.2%
Continental Airlines, Inc. (Class B Stock)	110,017	3,726,276
Ryanair Holdings PLC, ADR (Ireland)*(a)	234,524	8,853,281

		12,579,557

Automobiles — 1.9%
Daimlerchrysler AG, ADR (Germany)*(a)	55,515	5,104,604
General Motors Corp.*(a)	387,240	14,637,672

		19,742,276

Automotive Components — 1.4%
GKN PLC (United Kingdom)	1,801,917	14,344,096

Capital Markets — 0.4%
Deutsche Bank AG (Germany)*(a)	28,474	4,121,327

Chemicals — 2.5%
Albemarle Corp.	107,993	4,160,971
Potash Corp. of Saskatchewan, Inc. (Canada)	270,525	21,092,834

		25,253,805

Commercial Banks — 2.0%
ABN Amro Holding N.V., ADR (Netherlands)	107,918	4,955,595
BOC Hong Kong (Holdings) Ltd. (Hong Kong)	4,983,000	11,866,106
Kookmin Bank, ADR (South Korea)	42,694	3,745,118

		20,566,819

Commercial Services & Supplies — 2.3%
Cenveo, Inc.*(a)	275,435	6,387,338
Clean Harbors, Inc.	101,247	5,003,627
Consolidated Graphics, Inc.	71,568	4,958,231
Healthcare Services Group, Inc.*(a)	140,997	4,159,411
TeleTech Holdings, Inc.*(a)	79,507	2,582,387

		23,090,994

Communication Equipment — 5.2%
Cisco Systems, Inc.	408,708	11,382,518
NETGEAR, Inc.*(a)	173,009	6,271,576
Research in Motion Ltd. (Canada)	176,773	35,352,832

		53,006,926

Computers & Peripherals — 0.7%
Logitech International S.A. (Switzerland)*(a)	270,844	7,147,573

Consumer Finance — 1.0%
Cash America International, Inc.*(a)	151,532	6,008,244
World Acceptance Corp.	91,766	3,921,161

		9,929,405

Containers & Packaging — 0.2%
Rock-Tenn Co. (Class A Stock)	58,032	1,840,775

Distributors — 0.4%
Andersons, Inc. (The)*(a)	88,881	4,028,976

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)	87,600	3,851,772

Diversified Telecommunication Services — 8.9%
AT&T, Inc.	344,499	14,296,709
BCE, Inc. (Canada)	141,896	5,362,250
BT Group PLC (United Kingdom)	2,101,239	13,984,894
BT Group PLC, ADR (United Kingdom)	243,830	16,234,201
Deutsche Telekom AG, ADR (Germany)*(a)	209,777	3,861,995
France Telecom SA	138,735	3,812,438
Nippon Telegraph & Telephone, Inc., ADR (Japan)(a)	139,930	3,102,248
PCCW Ltd. (Hong Kong)	20,722,000	12,747,189
Telecom Italia SpA*(a)	125,205	3,438,129
Verizon Communications, Inc.*(a)	339,985	13,997,182

		90,837,235

Electric Utilities — 0.4%
Korea Electric Power Co., ADR (South Korea)	181,014	3,964,207

Electronic Equipment & Instruments — 1.0%
Agilysys, Inc.	157,285	3,538,913
Daktronics, Inc.*(a)	200,082	4,297,761
OYO Geospace Corp.	30,120	2,234,603

		10,071,277

Energy Equipment & Services — 0.9%
Dawson Geophysical Co.	37,198	2,286,189
Gulf Island Fabrication, Inc.	71,700	2,487,990
Natco Group, Inc. (Class A Stock)	91,313	4,204,051

		8,978,230

Food & Staples Retailing — 1.4%
Compass Group PLC (United Kingdom)	2,065,218	14,260,397

Healthcare Equipment & Supplies — 0.6%
Immucor, Inc.(a)	78,963	2,208,595
Kinetic Concepts, Inc.	79,656	4,139,722

		6,348,317

Healthcare Providers & Services — 0.2%
Bio-Reference Labs, Inc.	69,478	1,900,223

Healthcare Technology — 0.3%
Omnicell, Inc.*(a)	143,870	2,989,619

Hotels, Restaurants & Leisure — 3.1%
Buffalo Wild Wings, Inc.*(a)	89,994	3,742,851
Interstate Hotels & Resorts, Inc.	165,183	862,255
MGM Mirage	203,967	16,823,198
Wynn Resorts Ltd.*(a)	109,571	9,827,423

		31,255,727

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Household Durables — 1.6%
Harmonic, Inc.	380,025	$3,370,822
Interface, Inc.	274,501	5,177,089
Kimball International, Inc. (Class B Stock)	137,362	1,924,442
Matsushita Electric Industrial Co. Ltd., ADR (Japan)	186,434	3,693,257
Tempur-Pedic International, Inc.*(a)	93,049	2,409,969

		16,575,579

Industrial Conglomerates — 4.8%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	3,433,000	12,666,520
Citic Pacific Ltd. (Hong Kong)	3,565,000	17,895,213
General Electric Co.	359,309	13,754,348
Tredegar Corp.	203,282	4,329,907

		48,645,988

Insurance — 1.5%
Aegon NV	188,029	3,694,770
Allianz AG*(a)	179,191	4,169,774
Axa Sa, ADR (France)*(a)	87,826	3,780,031
Sun Life Financial, Inc. (Canada)(a)	84,509	4,035,305

		15,679,880

Internet & Catalog Retail — 0.3%
Priceline.com, Inc.*	40,877	2,809,885

Internet Software & Services — 1.9%
Cybersource Corp.*(a)	172,266	2,077,528
Knot, Inc. (The)*(a)	162,171	3,274,232
Liquidity Services, Inc.	140,559	2,639,698
VeriSign, Inc.	347,652	11,030,998

		19,022,456

IT Services — 2.5%
Cognizant Technology Solutions Corp. (Class A Shares)	118,840	8,923,696
Covansys Corp.*(a)	186,371	6,323,568
Infosys Technologies Ltd., ADR (India)*(a)	196,372	9,893,221

		25,140,485

Leisure Equipment & Products — 1.6%
Hasbro, Inc.*(a)	176,494	5,543,677
Mattel, Inc.*(a)	434,325	10,984,079

		16,527,756

Machinery — 2.9%
Joy Global, Inc.*(a)	167,419	9,765,550
Lindsay Manufacturing Co.*(a)	61,570	2,726,936
Paccar, Inc.*(a)	150,932	13,137,121
RBC Bearings, Inc.	110,911	4,575,079

		30,204,686

Media — 3.6%
DIRECTV Group, Inc. (The)	640,041	14,791,347
EchoStar Communications Corp. (Class A Stock)	256,916	11,142,447
Liberty Global, Inc. (Class A Stock)*(a)	272,190	11,170,678

		37,104,472

Metals & Mining — 2.9%
Allegheny Technologies, Inc.*(a)	118,936	12,474,008
Barrick Gold Corp. (Canada)	124,496	3,619,099
Brush Engineered Materials, Inc.	41,011	1,722,052
Hecla Mining Co.	654,940	5,593,187
POSCO, ADR (South Korea)	40,645	4,877,400
Wheeling-Pittsburgh Corp.	79,978	1,521,981

		29,807,727

Multi-Line Retail — 1.3%
Nordstrom, Inc.*(a)	267,887	13,694,383

Oil, Gas & Consumable Fuels — 4.4%
Arena Resources, Inc.*(a)	74,572	4,333,379
CNOOC Ltd. (Hong Kong)	15,129,000	17,142,795
Encana Corp.*(a)	77,369	4,754,325
ENI SpA, ADR (Italy)*(a)	60,809	4,399,531
Petroleo Brasileiro SA, ADR (Brazil)*(a)	41,661	5,052,229
Repsol SA, ADR (Spain)	117,525	4,548,218
Royal Dutch Shell PLC, ADR (United Kingdom)	56,677	4,602,172

		44,832,649

Personal Products — 0.3%
NBTY, Inc.*(a)	79,071	3,415,867

Pharmaceuticals — 1.5%
Noven Pharmaceuticals, Inc.*(a)	123,396	2,893,636
Pfizer, Inc.	495,372	12,666,662

		15,560,298

Semiconductors & Semiconductor Equipment — 1.1%
AMIS Holdings, Inc.	456,908	5,720,488
FEI, Co.*(a)	172,526	5,600,194

		11,320,682

Software — 1.5%
Ansoft Corp.	123,162	3,632,047
Check Point Software Technologies Ltd. (Israel)	348,038	7,938,747
Interactive Intelligence, Inc.	88,180	1,816,508
Smith Micro Software, Inc.(a)	143,980	2,168,339

		15,555,641

Specialty Retail — 4.3%
American Eagle Outfitters, Inc.	563,973	14,471,547
Charlotte Russe Holding, Inc.	129,687	3,484,689
EMI Group PLC (United Kingdom)	2,627,094	14,075,095
Guess?, Inc.	102,368	4,917,759
Mothers Work, Inc.	28,908	903,953
Ross Stores, Inc.	198,415	6,111,182

		43,964,225

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Textiles, Apparel & Luxury Goods — 1.9%
Coach, Inc.	304,510	$14,430,729
Phillips-Van Heusen Corp.	61,815	3,744,134
Skechers USA, Inc. (Class A Stock)	53,055	1,549,206

		19,724,069

Wireless Telecommunication Services — 2.2%
NTT DoCoMo, Inc., ADR (Japan)	203,051	3,208,206
Vodafone Group PLC (United Kingdom)	4,407,477	14,768,623
Vodafone Group PLC, ADR (United Kingdom)	134,684	4,529,423

		22,506,252

TOTAL COMMON STOCKS
(cost $743,136,245)		821,030,061

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)

CORPORATE BONDS — 18.1%
Aerospace & Defense — 0.7%
Honeywell International,
Notes(a)
7.50%	03/01/10	A2	$4,000	4,203,872
United Technologies Corp.,
Sr. Notes
4.875%	05/01/15	A2	3,050	2,889,067

				7,092,939

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Notes(a)
4.85%	11/18/14	A2	2,100	1,965,625

Capital Markets — 2.6%
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	08/15/15	Aa1	3,100	2,969,986
Goldman Sachs Group, Inc.,
Bonds
6.875%	01/15/11	Aa3	3,350	3,484,526
Gtd. Notes
6.345%	02/15/34	A1	400	381,487
Notes
6.125%	02/15/33	Aa3	2,850	2,718,532
Sr. Notes
5.35%	01/15/16	Aa3	3,400	3,244,936
Lehman Brother Holdings,
Sub. Notes.(a)
5.75%	01/03/17	A2	3,500	3,400,257
Merrill Lynch & Co.,
Notes
6.00%	02/17/09	Aa3	1,900	1,916,996
Sub. Notes
6.22%	09/15/26	A1	3,250	3,166,501
Morgan Stanley,
Notes
3.875%	01/15/09	Aa3	2,100	2,055,133
5.55%	04/27/17	Aa3	500	480,807
Unsub. Notes
6.75%	04/15/11	Aa3	2,500	2,592,065

				26,411,226

Chemicals — 0.2%
EI Du Pont de Nemours & Co.,
Notes
6.875%	10/15/09	A2	2,250	2,324,079

Commercial Banks — 1.2%
HSBC Bank USA,
Sr. Notes
3.875%	09/15/09	Aa2	3,750	3,633,551
Sub. Notes
5.875%	11/01/34	Aa3	1,750	1,666,555
HSBC Finance Corp.,
Notes(a)
5.50%	01/19/16	Aa3	2,300	2,216,453
Wells Fargo & Co.,
Unsec’d. Notes
3.125%	04/01/09	Aa1	1,250	1,204,746
Wells Fargo Bank & Co.,
Sub. Notes
4.75%	02/09/15	Aa1	3,281	3,076,669

				11,797,974

Consumer Finance — 0.3%
Household Finance Corp.,
Notes
6.375%	10/15/11	Aa3	2,900	2,979,799

Diversified Financial Services — 0.7%
Bank of America Corp.,
Sr. Notes
5.875%	02/15/09	Aa1	800	806,385
Citigroup, Inc.,
Sr. Notes
4.125%	02/22/10	Aa1	2,750	2,667,712
JPMorgan Chase & Co.,
Sub. Notes
5.125%	09/15/14	Aa3	3,300	3,168,858

				6,642,955

Diversified Telecommunication Services — 2.7%
AT&T Wireless Services, Inc.,
Sr. Notes
7.875%	03/01/11	A3	3,750	4,031,921
Embarq Corp.,
Notes
6.738%	06/01/13	Baa3	4,000	4,076,308
7.995%	06/01/36	Baa3	1,500	1,522,296

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Diversified Telecommunication Services (cont’d.)
GTE Corp.,
Debs.
6.84%	04/15/18	Baa1	$5,350	$5,622,026
Notes
7.51%	04/01/09	Baa1	800	825,685
SBC Communications,
Notes
4.125%	09/15/09	A2	3,900	3,792,411
5.10%	09/15/14	A2	700	667,688
6.15%	09/15/34(a)	A2	3,500	3,355,831
Verizon New York, Inc.,
Debs.
6.875%	04/01/12	Baa3	3,850	4,014,041

				27,908,207

Electric Utilities — 1.2%
American Electric Power,
Sr. Notes
5.375%	03/15/10	Baa2	4,150	4,136,504
Progress Energy, Inc.,
Sr. Notes
7.10%	03/01/11	Baa2	610	639,193
7.75%	03/01/31	Baa2	3,950	4,566,670
Southern California Edison Co.,
First Mortgage
6.00%	01/15/34	A2	400	394,093
Southern Power Co.,
Sr. Notes
4.875%	07/15/15	Baa1	3,050	2,832,938

				12,569,398

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/17	A2	2,000	1,949,928
Wal-Mart Stores, Inc.,
Notes
4.125%	02/15/11	Aa2	4,750	4,560,789
Bonds
5.25%	09/01/35	Aa2	3,150	2,753,569
Sr. Notes
6.875%	08/10/09	Aa2	1,100	1,134,394

				10,398,680

Food Products — 0.9%
General Mills, Inc.,
Unsec’d. Notes
6.00%	02/15/12	Baa1	2,500	2,526,833
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11	Baa1	3,800	3,770,261
Unilever Capital Corp.,
Gtd. Notes
7.125%	11/01/10	A1	3,100	3,249,485

				9,546,579

Household Products — 0.4%
Procter & Gamble Co.,
Unsub. Notes
6.875%	09/15/09	Aa3	1,550	1,599,832
Proctor And Gamble Co.,
Sr. Notes
5.55%	03/05/37	Aa3	2,500	2,351,305

				3,951,137

Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc.,
Notes
4.55%	06/15/15	Baa1	3,550	3,212,679
Sr. Notes
6.125%	09/01/09	Baa1	197	199,095

				3,411,774

Industrial Conglomerates — 1.1%
General Electric Capital Corp.,
Unsec’d. Notes
6.00	06/15/12	Aaa	3,600	3,664,206
Notes(a)
6.75%	03/15/32	Aaa	3,750	4,068,630
7.375%	01/19/10	Aaa	3,000	3,140,031

				10,872,867

Insurance — 0.4%
Metlife Inc.,
Sr. Notes
5.70%	06/15/35	A2	3,850	3,557,974

Media — 1.0%
AOL Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32	Baa2	3,350	3,622,522
Comcast Corp.,
Gtd. Notes
5.90%	03/15/16	Baa2	400	392,905
6.45%	03/15/37	Baa2	2,500	2,409,310
Time Warner, Inc.,
Debs.
8.375%	03/15/23	Baa2	3,600	4,132,570

				10,557,307

Multi-Utilities — 1.5%
Detroit Edison Co.,
First Mortgage
6.125%	10/01/10	A3	1,000	1,017,824
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
5.15%	07/15/15	Baa2	4,100	3,894,213
5.95%	06/15/35	Baa2	200	187,534
Sr. Notes
8.125%	06/15/10	Baa2	1,430	1,539,820

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
Pacific Gas & Electric,
Unsec’d. Notes
3.60%	03/01/09	Baa1	$3,550	$3,445,002
6.05%	03/01/34	Baa1	3,850	3,729,452
Virginia Electric Power, Series B,
Sr. Unsec’d
6.00%	01/15/36	Baa1	1,500	1,436,313

				15,250,158

Oil, Gas & Consumable Fuels — 0.9%
Centerpoint Energy Resources Corp.,
Sr. Notes
7.875%	04/01/13	Baa3	1,520	1,659,133
Conoco, Inc.,
Sr. Notes
6.95%	04/15/29	A1	3,850	4,201,748
ConocoPhillips,
Unsec’d. Notes
8.75%	05/25/10	A1	3,000	3,265,938

				9,126,819

Paper & Forest Products — 0.2%
Weyerhaeuser Co.,
Notes
6.75%	03/15/12	Baa2	1,900	1,965,846

Pharmaceuticals — 0.5%
Abbott Laboratories,
Notes
5.875%	05/15/16	A1	3,650	3,650,938
Ely Lilly & Co.,
Unsec’d. Notes(a)
5.20%	03/15/17	Aa3	2,000	1,913,212

				5,564,150

Specialty Retail — 0.1%
Home Depot, Inc.,
Sr. Unsec’d. Notes
5.20%	03/01/11	Aa3	1,150	1,130,295

TOTAL CORPORATE BONDS
(cost $188,264,746)				185,025,788

TOTAL LONG-TERM INVESTMENTS
(cost $931,400,991)				1,006,055,849

		Shares

	SHORT-TERM INVESTMENT — 22.1%
	AFFILIATED MONEY MARKET MUTUAL FUND)
	Dryden Core Investment Fund – Taxable Money Market Series (cost $226,225,982); includes $205,487,471 of cash collateral for securities on loan)(b)(w) (Note 4)	226,225,982	$226,225,982

	TOTAL INVESTMENTS(o) — 120.5%
	(cost $1,157,626,973; Note 6)		1,232,281,831
	Liabilities in excess of other assets — (20.5)%		(209,829,994)

	NET ASSETS — 100.0%		$1,022,451,837

	The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $198,592,258; cash collateral of $205,487,471 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2007, 5 securities representing $70,741,318 and 6.92% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:
Affiliated Money Market Mutual Fund (20.1% represents investments purchased with collateral from securities on loan)	22.1%
Diversified Telecommunication Services	11.6
Industrial Conglomerates	5.9
Oil, Gas & Consumable Fuels	5.3
Communication Equipment	5.2
Media	4.6
Specialty Retail	4.4
Commercial Banks	3.2
Hotels, Restaurants & Leisure	3.1
Capital Markets	3.0
Machinery	2.9
Metals & Mining	2.9
Chemicals	2.7
Aerospace & Defense	2.5
IT Services	2.5
Food & Staples Retailing	2.4
Commercial Services & Supplies	2.3
Wireless Telecommunication Services	2.2
Pharmaceuticals	2.0
Automobiles	1.9
Textiles, Apparel & Luxury Goods	1.9
Insurance	1.9
Internet Software & Services	1.9
Household Durables	1.6
Electric Utilities	1.6
Leisure Equipment & Products	1.6
Software	1.5
Multi-utilities	1.5
Automotive Components	1.4
Multi-line Retail	1.3
Consumer Finance	1.3
Airlines	1.2
Semiconductors & Semiconductor Equipment	1.1
Diversified Financial Services	1.1
Electronic Equipment & Instruments	1.0
Food Products	0.9
Energy Equipment & Services	0.9
Computers & Peripherals	0.7
Healthcare Equipment & Supplies	0.6
Distributors	0.4
Household Products	0.4
Personal Products	0.3
Independent Power Producers & Energy Traders	0.3
Healthcare Technology	0.3
Internet & Catalog Retail	0.3
Paper & Forest Products	0.2
Biotechnology	0.2
Healthcare Providers & Services	0.2
Containers & Packaging	0.2

120.5
Liabilities in excess of other assets	(20.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $198,592,258:
Unaffiliated investments (cost $931,400,991)	$1,006,055,849
Affiliated investments (cost $226,225,982)	226,225,982
Dividends and interest receivable	4,343,975
Foreign currency, at value (cost $3,687,194)	3,754,156
Receivable for fund share sold	3,029,740
Receivable for investments sold	1,620,759
Prepaid expenses	382

Total Assets	1,245,030,843

LIABILITIES:
Payable to broker for collateral for securities on loan	205,487,471
Payable for investments purchased	15,680,319
Payable to custodian	1,065,864
Advisory fees payable	292,460
Accrued expenses and other liabilities	47,420
Shareholder servicing fees payable	5,041
Payable for fund share repurchased	431

Total Liabilities	222,579,006

NET ASSETS	$1,022,451,837

Net assets were comprised of:
Paid-in capital	$925,621,270
Retained earnings	96,830,567

Net assets, June 30, 2007	$1,022,451,837

Net asset value and redemption price per share, $1,022,451,837/89,218,422 outstanding shares of beneficial interest	$11.46

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $237,793 foreign withholding tax)	$5,800,983
Unaffiliated interest	4,215,101
Affiliated dividend income	405,246
Affiliated income from securities lending, net	30,346

10,451,676

EXPENSES
Advisory fees	3,335,757
Shareholder servicing fees and expenses	274,710
Custodian and accounting fees	81,000
Audit fee	11,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	6,000
Trustees’ fees	5,000
Shareholders’ reports	5,000
Insurance expenses	2,000
Miscellaneous	6,004

Total expenses	3,735,471

NET INVESTMENT INCOME	6,716,205

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	10,986,197
Foreign currency transactions	(17,097)

10,969,100

Net change in unrealized appreciation (depreciation) on:
Investments	45,568,527
Foreign currencies	37,652

45,606,179

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	56,575,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,291,484

STATEMENT OF CHANGES IN NET ASSETS
		March 20, 2006*
		through
	Six Months Ended	December 31,
	June 30, 2007	2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,716,205	$3,234,660
Net realized gain on investments and foreign currencies	10,969,100	1,187,829
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	45,606,179	29,116,594

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	63,291,484	33,539,083

FUND SHARE TRANSACTIONS:
Fund share sold [35,971,094 and 56,736,802 shares, respectively]	393,875,625	567,138,932
Fund share repurchased [1,148,237 and 2,341,237 shares, respectively]	(12,609,931)	(22,783,356)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	381,265,694	544,355,576

TOTAL INCREASE IN NET ASSETS	444,557,178	577,894,659
NET ASSETS:
Beginning of period	577,894,659	—

End of period	$1,022,451,837	$577,894,659

*Commencement of operations

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.5%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace — 1.7%
United Technologies Corp.	152,810	$10,838,813

Beverages — 6.4%
Fortune Brands, Inc.	227,880	18,770,476
PepsiCo, Inc.	329,650	21,377,802

		40,148,278

Biotechnology — 6.5%
Amgen, Inc.*	277,390	15,336,893
Celgene Corp.*(a)	245,420	14,069,929
Genentech, Inc.*	149,430	11,305,874

		40,712,696

Commercial Services — 4.6%
McGraw-Hill Cos., Inc.	420,823	28,649,630

Computer Services — 5.1%
Checkfree Corp.*(a)	306,740	12,330,948
Western Union Co.	936,110	19,499,171

		31,830,119

Computer Software — 6.1%
Electronic Arts, Inc.*	380,800	18,019,456
Microsoft Corp.	680,164	20,044,433

		38,063,889

Drugs & Medicine — 1.8%
Amylin Pharmaceuticals, Inc.*(a)	283,183	11,655,812

Financials — 3.2%
Charles Schwab Corp.	968,360	19,870,747

Internet & Online — 7.4%
Google, Inc. (Class A Stock)*	51,770	27,095,383
Yahoo!, Inc.*	708,430	19,219,706

		46,315,089

Medical Products — 6.5%
St. Jude Medical, Inc.*	473,878	19,661,198
Thermo Fisher Scientific, Inc.*(a)	405,590	20,977,115

		40,638,313

Movies & Entertainment — 2.1%
Viacom, Inc. (Class B Stock)*	319,210	13,288,712

Networking/Telecom Equipment — 6.5%
Cisco Systems, Inc.*	517,790	14,420,452
Research in Motion Ltd.*	133,030	26,616,669

		41,037,121

Oil & Gas — 4.4%
Suncor Energy, Inc.	311,030	27,967,818

Oil Well Services & Equipment — 7.9%
Baker Hughes, Inc.	304,370	25,606,648
Schlumberger Ltd.	285,780	24,274,153

		49,880,801

Retail – Food & Drug — 3.1%
CVS/Caremark Corp.	528,420	19,260,909

Retailing — 4.1%
Lowe’s Cos., Inc.(a)	347,120	10,653,113
Wal-Mart Stores, Inc.	319,320	15,362,485

		26,015,598

Semiconductors — 5.9%
Linear Technology Corp.(a)	396,800	14,356,224
QUALCOMM, Inc.	517,760	22,465,606

		36,821,830

Specialty Finance — 6.5%
American Express Co.	219,380	13,421,668
Freddie Mac	449,107	27,260,795

		40,682,463

Telecommunications — 8.7%
American Tower Corp. (Class A Stock)*	538,110	22,600,620
Crown Castle International Corp.*(a)	406,890	14,757,901
Sprint Nextel Corp.	819,420	16,970,188

		54,328,709

TOTAL LONG-TERM INVESTMENTS
(cost $506,926,515)		618,007,347

SHORT-TERM INVESTMENT — 17.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $108,292,956; includes $93,390,618 of cash collateral for securities on loan)(b)(w) (Note 4)	108,292,956	108,292,956

TOTAL INVESTMENTS — 115.8%
(cost $615,219,471; Note 6)		726,300,303
Liabilities in excess of other assets — (15.8)%		(99,154,727)

NET ASSETS — 100.0%		$627,145,576

*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $89,661,846; cash collateral of $93,390,618 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:
Affiliated Money Market Mutual Fund (14.9% represents investments purchased with collateral from securities on loan)	17.3%
Telecommunications	8.7
Oil Well Services & Equipment	7.9
Internet & Online	7.4
Networking/Telecom Equipment	6.5
Biotechnology	6.5
Specialty Finance	6.5
Medical Products	6.5
Beverages	6.4
Computer Software	6.1
Semiconductors	5.9
Computer Services	5.1
Commercial Services	4.6
Oil & Gas	4.4
Retailing	4.1
Financials	3.2
Retail – Food & Drug	3.1
Movies & Entertainment	2.1
Drugs & Medicine	1.8
Aerospace	1.7

115.8
Liabilities in excess of other assets	(15.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities
on loan of $89,661,846:
Unaffiliated investments (cost $506,926,515)	$618,007,347
Affiliated investments (cost $108,292,956)	108,292,956
Dividends and interest receivable	85,434
Receivable for fund share sold	12,457
Prepaid expenses	6,743

Total Assets	726,404,937

LIABILITIES:
Payable to broker for collateral for securities on loan	93,390,618
Payable for fund share repurchased	2,872,843
Payable for investments purchased	2,400,478
Payable to custodian	332,280
Advisory fees payable	177,168
Accrued expenses and other liabilities	82,068
Shareholder servicing fees payable	3,906

Total Liabilities	99,259,361

NET ASSETS	$627,145,576

Net assets were comprised of:
Paid-in capital	$1,275,465,061
Retained earnings	(648,319,485)

Net assets, June 30, 2007	$627,145,576

Net asset value and redemption price per share,
$627,145,576/23,266,500 outstanding shares
of beneficial interest	$26.95

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $7,596
foreign withholding tax)	$2,227,890
Affiliated dividend income	170,679
Affiliated income from securities lending, net	71,610

2,470,179

EXPENSES
Advisory fees	2,827,842
Shareholder servicing fees and expenses	219,943
Custodian and accounting fees	78,000
Transfer agent’s fees and expenses	9,000
Insurance expenses	9,000
Audit fee	8,000
Trustees’ fees	8,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Loan interest expense (Note 7)	1,560
Miscellaneous	10,014

Total expenses	3,180,359
Less: advisory fee waivers	(485,898)

Net expenses	2,694,461

NET INVESTMENT LOSS	(224,282)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investment transactions	49,895,639
Net change in unrealized appreciation (depreciation)
on investments	12,089,118

NET GAIN ON INVESTMENTS	61,984,757

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$61,760,475

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(224,282)	$(300,148)
Net realized gain on investments	49,895,639	57,566,896
Net change in unrealized appreciation (depreciation) on investments	12,089,118	6,273,946

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	61,760,475	63,540,694

FUND SHARE TRANSACTIONS:
Fund share sold [375,250 and 432,025 shares, respectively]	9,730,929	9,960,579
Fund share repurchased [3,489,885 and 8,035,332 shares, respectively]	(89,070,534)	(183,880,549)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(79,339,605)	(173,919,970)

TOTAL DECREASE IN NET ASSETS	(17,579,130)	(110,379,276)
NET ASSETS:
Beginning of period	644,724,706	755,103,982

End of period	$627,145,576	$644,724,706

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 100.3%		Value
COMMON STOCKS	Shares	(Note 2)

Advertising — 0.8%
National CineMedia, Inc.*	101,200	$2,834,612

Aerospace/Defense — 2.1%
Alliant Techsystems, Inc.*(a)	72,025	7,141,279

Apparel/Shoes — 4.1%
Chico’s FAS, Inc.*	182,049	4,431,073
Coach, Inc.*	105,129	4,982,063
Urban Outfitters, Inc.*	186,300	4,476,789

		13,889,925

Audio Technology — 1.0%
Harman International Industries, Inc.	28,050	3,276,240

Auto Parts & Related — 1.9%
Gentex Corp.	324,713	6,393,599

Banks — 1.1%
Commerce Bancorp, Inc.(a)	99,800	3,691,602

Beverages — 3.0%
Fortune Brands, Inc.	101,800	8,385,266
Hansen Natural Corp.*	44,200	1,899,716

		10,284,982

Commercial Services — 4.7%
Bankrate, Inc.*(a)	44,000	2,108,480
CheckFree Corp.*(a)	186,700	7,505,340
Iron Mountain, Inc.*(a)	243,785	6,370,102

		15,983,922

Computer Hardware — 1.0%
Network Appliance, Inc.*	118,200	3,451,440

Computer Software — 6.3%
Activision, Inc.*	406,198	7,583,717
Electronic Arts, Inc.*(a)	122,500	5,796,700
NAVTEQ Corp.*(a)	103,287	4,373,171
Salesforce.com, Inc.*(a)	86,350	3,700,961

		21,454,549

Consumer Products & Services — 3.7%
Chattem, Inc.*(a)	70,215	4,450,227
Newell Rubbermaid, Inc.	217,230	6,393,079
Weight Watchers International, Inc.	34,834	1,770,960

		12,614,266

Drugs & Medicine — 3.1%
Amylin Pharmaceuticals, Inc.*(a)	132,500	5,453,700
Celgene Corp.*(a)	92,731	5,316,268

		10,769,968

Educational Services — 1.0%
Apollo Group, Inc.
(Class A Stock)*(a)	60,500	3,535,015

Electronic Components & Equipment — 1.5%
Jabil Circuit, Inc.(a)	233,000	5,142,310

Energy — 0.9%
Suntech Power Holdings Co. Ltd., ADR (China)*(a)	89,000	3,245,830

Financial Services — 5.8%
Global Payments, Inc.(a)	174,421	6,915,793
Legg Mason, Inc.	66,900	6,581,622
MoneyGram International, Inc.	104,200	2,912,390
Raymond James Financial, Inc.	108,300	3,346,470

		19,756,275

Gaming/Lodging — 1.1%
Hilton Hotels Corp.	117,400	3,929,378

Healthcare – Medical Providers — 1.0%
Psychiatric Solutions, Inc.*(a)	94,200	3,415,692

Healthcare Services — 3.2%
Charles River Laboratories
International, Inc.*	136,045	7,022,643
Covance, Inc.*	58,270	3,994,991

		11,017,634

Industrial Products — 1.0%
Roper Industries, Inc.(a)	58,300	3,328,930

Insurance — 4.3%
AON Corp.(a)	88,800	3,783,768
MGIC Investment Corp.(a)	58,600	3,331,996
Principal Financial Group, Inc.	66,400	3,870,456
Willis Group Holdings Ltd. (Bermuda)	81,887	3,607,941

		14,594,161

Internet Services — 1.6%
Baidu.com, ADR (China)*(a)	19,100	3,208,418
Knot, Inc. (The)*(a)	109,700	2,214,843

		5,423,261

Machinery & Equipment — 0.9%
Kennametal, Inc.(a)	38,800	3,182,764

Manufacturing — 2.7%
American Standard Cos., Inc.	60,950	3,594,831
Rockwell Automation, Inc.	81,021	5,626,098

		9,220,929

Media — 2.3%
Entravision Communications Corp.
(Class A Stock)*	534,382	5,573,605
Focus Media Holding Ltd., ADR (China)*(a)	14,700	742,350
Lamar Advertising Co.(a)	22,791	1,430,363

		7,746,318

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Medical Products — 3.6%
C.R. Bard, Inc.	68,193	$5,634,788
St. Jude Medical, Inc.*(a)	159,300	6,609,357

		12,244,145

Medical Supplies & Equipment — 2.4%
Thermo Fisher Scientic, Inc.*(a)	159,308	8,239,410

Networking/Telecommunications Equipment — 1.7%
Amphenol Corp.(a)	164,472	5,863,427

Oil & Gas — 2.8%
Newfield Exploration Co.*	111,407	5,074,589
Quicksilver Resources, Inc.*(a)	101,400	4,520,412

		9,595,001

Oil Well Services & Equipment — 8.5%
Cameron International Corp.*(a)	91,300	6,525,211
Dresser Rand Group, Inc.*	138,290	5,462,455
Grant Prideco, Inc.*	114,499	6,163,481
Smith International, Inc.(a)	97,400	5,711,536
Weatherford International Ltd.*(a)	96,300	5,319,612

		29,182,295

Producer Goods — 2.2%
WW Grainger, Inc.	81,125	7,548,681

Publishing — 1.3%
Getty Images, Inc.*	89,861	4,296,254

Real Estate Investment Trust — 0.2%
HFF, Inc. (Class A Stock)*(a)	40,700	631,257

Retail — 4.5%
Advance Auto Parts, Inc.	101,637	4,119,348
J.C. Penney Co., Inc.	70,100	5,073,838
Williams-Sonoma, Inc.(a)	193,501	6,110,761

		15,303,947

Semi Cap Equipment — 3.2%
Formfactor, Inc.*(a)	155,745	5,965,034
Tessera Technologies, Inc.*(a)	122,600	4,971,430

		10,936,464

Semiconductors — 1.6%
Linear Technology Corp.(a)	122,407	4,428,685
Marvell Technology Group Ltd.
(Bermuda)*	60,800	1,107,168

		5,535,853

Technology Services — 1.7%
Cogent, Inc.*(a)	187,388	2,752,730
Cognizant Technology Solutions Corp.*	38,711	2,906,809

		5,659,539

Telecommunications — 6.5%
American Tower Corp.
(Class A Stock)*	102,500	4,305,000
Clearwire Corp.*(a)	114,312	2,792,642
Crown Castle International Corp.*(a)	160,275	5,813,174
Leap Wireless International, Inc.*	27,102	2,290,119
MetroPCS Communications, Inc.*	80,800	2,669,632
NeuStar, Inc. (Class A Stock)*(a)	151,107	4,377,570

		22,248,137

TOTAL LONG-TERM INVESTMENTS
(cost $300,969,281)		342,609,291

SHORT-TERM INVESTMENT — 39.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund –
Taxable Money Market Series
(cost $136,172,824; includes
$130,576,342 of cash collateral
for securities on loan)(b)(w)
(Note 4)	136,172,824	136,172,824

TOTAL INVESTMENTS — 140.1%
(cost $437,142,105; Note 6)		478,782,115
Liabilities in excess of other assets — (40.1)%		(137,021,776)

NET ASSETS — 100.0%		$341,760,339

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $127,134,936; cash collateral of $130,576,342 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund
(38.2% represents investments purchased with
collateral from securities on loan)	39.8%
Oil Well Services & Equipment	8.5
Telecommunications	6.5
Computer Software	6.3
Financial Services	5.8
Commercial Services	4.7
Retail	4.5
Insurance	4.3
Apparel/Shoes	4.1
Consumer Products & Services	3.7
Medical Products	3.6
Healthcare Services	3.2
Semi Cap Equipment	3.2
Drugs & Medicine	3.1
Beverages	3.0
Oil & Gas	2.8
Manufacturing	2.7
Medical Supplies & Equipment	2.4
Media	2.3
Producer Goods	2.2
Aerospace/defense	2.1
Auto Parts & Related	1.9
Networking/telecommunications Equipment	1.7
Technology Services	1.7
Semiconductors	1.6
Internet Services	1.6
Electronic Components & Equipment	1.5
Publishing	1.3
Gaming/Lodging	1.1
Banks	1.1
Educational Services	1.0
Computer Hardware	1.0
Healthcare – Medical Providers	1.0
Industrial Products	1.0
Audio Technology	1.0
Energy	0.9
Machinery & Equipment	0.9
Advertising	0.8
Real Estate Investment Trust	0.2

140.1
Liabilities in excess of other assets	(40.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007
ASSETS:
Investments at value, including securities
on loan of $127,134,936:
Unaffiliated investments (cost $300,969,281)	$342,609,291
Affiliated investments (cost $136,172,824)	136,172,824
Receivable for investments sold	3,361,598
Dividends and interest receivable	137,820
Receivable for fund share sold	101,736
Prepaid expenses	2,597

Total Assets	482,385,866

LIABILITIES:
Payable to broker for collateral for securities on loan	130,576,342
Payable for fund share repurchased	6,326,567
Payable for investments purchased	3,366,284
Payable to custodian	198,725
Advisory fees payable	106,538
Accrued expenses and other liabilities	49,067
Shareholder servicing fees payable	2,004

Total Liabilities	140,625,527

NET ASSETS	$341,760,339

Net assets were comprised of:
Paid-in capital	$282,184,654
Retained earnings	59,575,685

Net assets, June 30, 2007	$341,760,339

Net asset value and redemption price per share,
$341,760,339/60,363,116 outstanding shares
of beneficial interest	$5.66

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007
INVESTMENT INCOME
Unaffiliated dividend income	$778,199
Affiliated dividend income	116,382
Affiliated income from securities lending, net	91,559

986,140

EXPENSES
Advisory fees	1,623,805
Shareholder servicing fees and expenses	113,666
Custodian and accounting fees	43,000
Transfer agent’s fees and expenses	9,000
Audit fee	7,000
Trustees’ fees	7,000
Loan interest expense (Note 7)	5,656
Legal fees and expenses	4,000
Insurance expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	6,632

Total expenses	1,825,759
Less: advisory fee waivers	(1,448)

Net expenses	1,824,311

NET INVESTMENT LOSS	(838,171)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investment transactions	21,407,628
Net change in unrealized appreciation (depreciation)
on investments	25,163,584

NET GAIN ON INVESTMENTS	46,571,212

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$45,733,041

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(838,171)	$(1,807,263)
Net realized gain on investments	21,407,628	32,390,834
Net change in unrealized appreciation (depreciation) on investments	25,163,584	(10,054,589)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	45,733,041	20,528,982

FUND SHARE TRANSACTIONS:
Fund share sold [4,853,290 and 7,342,126 shares, respectively]	26,602,798	34,026,783
Fund share repurchased [8,880,543 and 28,324,186 shares, respectively]	(46,841,306)	(133,075,242)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(20,238,508)	(99,048,459)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,494,533	(78,519,477)
NET ASSETS:
Beginning of period	316,265,806	394,785,283

End of period	$341,760,339	$316,265,806

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace — 0.4%
AAR Corp.(a)	25,741	$849,710

Automotive Parts — 0.3%
Asbury Automative Group, Inc.	20,998	523,900

Basic Materials – Chemical — 2.0%
Albemarle Corp.	11,453	441,284
Minerals Technologies, Inc.	39,274	2,629,394
NuCo2, Inc.*(a)	19,436	498,922
Penford Corp.	20,076	547,874

		4,117,474

Basic Materials – Forest — 1.3%
Caraustar Industries, Inc.*(a)	176,784	928,116
Universal Forest Products, Inc.	41,913	1,771,243

		2,699,359

Basic Materials – Mining — 1.4%
Commercial Metals Co.	43,337	1,463,491
Mueller Industries, Inc.	37,321	1,285,335

		2,748,826

Building Materials — 0.4%
Builders FirstSource, Inc.*(a)	17,713	284,471
Williams Scotsman International, Inc.*(a)	23,337	555,654

		840,125

Business Services — 0.6%
BISYS Group, Inc. (The)*	47,834	565,876
Hewitt Associates, Inc. (Class A Stock)*	19,576	626,432

		1,192,308

Chemicals — 2.4%
Fuller (H.B.) Co.(a)	48,408	1,446,915
KMG Chemicals, Inc.(a)	28,915	764,223
PolyOne Corp.*	53,453	384,327
UAP Holding Corp.	78,839	2,376,208

		4,971,673

Commercial Banks — 0.6%
Chittenden Corp.(a)	20,188	705,571
Midwest Banc Holdings, Inc.(a)	31,513	456,938

		1,162,509

Commercial Services — 0.6%
Providence Service Corp.*(a)	44,690	1,194,117

Computer Hardware — 0.2%
Commvault Systems, Inc.*	24,159	417,226

Computer Services & Software — 3.4%
Avid Technology, Inc.*(a)	24,197	855,364
Intervoice, Inc.*	58,585	488,013
Macrovision Corp.*(a)	27,627	830,468
Micros Systems, Inc.*(a)	14,898	810,451
MSC. Software Corp.*(a)	25,226	341,560
Parametric Technology Corp.*(a)	85,026	1,837,412
Progress Software Corp.*	21,884	695,692
Transaction Systems Architects, Inc.
(Class A Stock)*(a)	33,276	1,120,070

		6,979,030

Construction — 1.7%
Ryland Group, Inc.	31,854	1,190,384
Goodman Global, Inc.*(a)	51,613	1,146,841
Hovnanian Enterprises, Inc.
(Class A Stock)*(a)	64,538	1,066,813

		3,404,038

Consumer Cyclicals – Construction — 1.1%
Beazer Homes USA, Inc.(a)	28,690	707,782
Comfort Systems USA, Inc.	87,174	1,236,128
Modtech Holdings, Inc.*	59,549	160,782
Trex Co., Inc.*(a)	4,389	86,156

		2,190,848

Consumer Cyclicals – Leisure & Entertainment — 1.0%
Fossil, Inc.*(a)	44,168	1,302,514
K2, Inc.*	45,311	688,274

		1,990,788

Consumer Cyclicals – Motor Vehicle — 2.1%
Commercial Vehicle Group, Inc.*	62,522	1,164,785
Lithia Motors, Inc. (Class A Stock)(a)	8,509	215,618
Tenneco Automotive, Inc.*	83,881	2,939,190

		4,319,593

Consumer Cyclicals – Retail Apparel — 2.1%
Aaron Rents, Inc.	42,709	1,247,103
Big Lots, Inc.*(a)	48,716	1,433,225
Gymboree Corp.*	18,629	734,169
K-Swiss, Inc. (Class A Stock)	31,111	881,374

		4,295,871

Consumer Products & Services — 0.9%
G & K Services, Inc.	29,039	1,147,331
Prestige Brands Holdings, Inc.*	53,758	697,779

		1,845,110

Consumer Staples – Home Products — 1.5%
Elizabeth Arden, Inc.*	51,333	1,245,339
Playtex Products, Inc.*	117,584	1,741,419

		2,986,758

Consumer Staples – Restaurants — 0.4%
California Pizza Kitchen, Inc.*(a)	34,137	733,263

Diversified Operations — 0.4%
Compass Diversified Trust(a)	41,267	735,791

Electric — 0.1%
ITC Holdings Corp.	4,811	195,471

Electrical Utilities — 0.6%
Cleco Corp.(a)	53,130	1,301,685

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Electronic Components & Equipment — 1.9%
Empire District Electric Co. (The)(a)	8,886	$198,780
Belden CTD, Inc.(a)	15,182	840,324
Benchmark Electronics, Inc.*	33,597	759,964
Electronics For Imaging, Inc.*(a)	71,371	2,014,089

		3,813,157

Energy – Energy Resources — 1.6%
Parallel Petroleum Corp.*(a)	76,260	1,670,094
Range Resources Corp.	44,242	1,655,093

		3,325,187

Energy – Oil Services — 2.0%
Oil States International, Inc.*(a)	56,410	2,331,989
W-H Energy Services, Inc.*	28,082	1,738,557

		4,070,546

Entertainment & Leisure — 0.8%
Boyd Gaming Corp.	24,987	1,229,110
Isle of Capri Casinos, Inc.*(a)	15,931	381,707

		1,610,817

Equipment Services — 1.0%
Watsco, Inc.	37,699	2,050,826

Financial – Bank & Trust — 11.9%
Alabama National Bancorp(a)	30,859	1,908,321
Alliance Bankshares Corp.*	16,300	215,975
Bancorp Bank (The)*	54,615	1,221,191
Bank of the Ozarks, Inc.(a)	24,880	693,406
Berkshire Hills Bancorp, Inc.	20,321	640,315
Brookline Bancorp, Inc.	68,824	792,164
Cardinal Financial Corp.	64,148	633,141
Central Pacific Financial Corp.	35,798	1,181,692
Citizens Banking Corp.	18,647	341,240
CoBiz, Inc.	55,751	1,010,208
Columbia Banking System, Inc.	33,442	978,178
F.N.B. Corp.(a)	43,858	734,183
First Niagara Financial Group, Inc.(a)	31,380	411,078
Glacier Bancorp, Inc.	71,520	1,455,432
IBERIABANK Corp.	28,783	1,423,319
Millennium Bankshares Corp.	43,466	374,677
NewAlliance Bancshares, Inc.(a)	34,352	505,661
PFF Bancorp, Inc.	75,430	2,106,760
Preferred Bank Los Angeles CA	5,051	202,040
Prosperity Bancshares, Inc.	49,071	1,607,566
Signature Bank*	80,414	2,742,117
Southcoast Financial Corp.*	17,763	368,764
Sterling Bancorp	17,390	278,762
Sterling Financial Corp. (WA)	11,370	329,048
Summit State Bank	12,710	144,513
United Community Banks, Inc.	50,744	1,313,762
West Coast Bancorp	20,540	624,211

		24,237,724

Financial – Consumer — 0.3%
Knight Trading Group, Inc. (Class A Stock)*(a)	32,959	547,119

Financial – Securities/Asset Management — 0.1%
Technology Investment Capital Corp.	7,983	126,052

Financial – Thrifts — 0.1%
Irwin Financial Corp.	9,834	147,215

Financial Services — 3.2%
Efunds Corp.*	11,796	416,281
Financial Federal Corp.(a)	57,777	1,722,910
First Financial Bankshare(a)	26,441	1,026,175
Highland Distressed Opportunities, Inc.(a)	55,117	785,417
Nexity Financial Corp.*	20,699	212,786
PennantPark Investment Corp.	61,105	857,914
Security Capital Assurance Ltd.
(Bermuda)(a)	50,596	1,561,899

		6,583,382

Food — 0.3%
Nash Finch Co.(a)	13,298	658,251

Health Care – Drugs — 0.9%
Medarex, Inc.*(a)	128,055	1,829,906

Healthcare Services — 1.2%
Amedisys, Inc.*(a)	37,209	1,351,803
Edwards Lifesciences Corp.*	18,421	908,892
On Assignment, Inc.*	20,982	224,927

		2,485,622

Industrial Products — 0.4%
Olympic Steel, Inc.	26,339	754,876

Industrials – Components — 2.7%
Actuant Corp. (Class A Stock)(a)	26,502	1,671,216
Applied Industrial Technologies, Inc.(a)	42,081	1,241,375
Wabash National Corp.	182,233	2,666,069

		5,578,660

Industrials – Defense/Aerospace — 0.5%
EDO Corp.(a)	31,121	1,022,947

Industrials – Diversified — 0.7%
GrafTech International Ltd.*	80,811	1,360,857

Industrials – Electrical Equipment — 0.9%
Anixter International, Inc.*(a)	20,363	1,531,501
Franklin Electric Co., Inc.(a)	7,163	337,950

		1,869,451

Industrials – Machinery — 0.6%
MTS Systems Corp.(a)	14,030	626,720
Tennant Co.	16,147	589,366

		1,216,086

Insurance — 0.8%
American Equity Investment Life
Holding Co.(a)	129,323	1,562,222

Insurance – Life Insurance — 0.2%
StanCorp Financial Group, Inc.	5,954	312,466

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Insurance – Property Insurance — 3.3%
Aspen Insurance Holdings Ltd.
(Bermuda)	27,392	$768,894
Donegal Group, Inc.	27,306	406,859
National Atlantic Holdings Corp.*	32,387	449,855
Navigators Group, Inc.*	20,868	1,124,785
ProAssurance Corp.*(a)	36,096	2,009,464
Procentury Corp.	52,122	873,565
RLI Corp.	20,282	1,134,778

		6,768,200

Machinery & Equipment — 0.2%
Intermec, Inc.*(a)	19,836	502,049

Medical Supplies & Equipment — 3.8%
American Medical Systems Holdings, Inc.*(a)	86,155	1,554,236
Cardiac Science Corp.*	120,411	1,319,705
Owens & Minor, Inc.	59,050	2,063,207
Perkinelmer, Inc.	60,817	1,584,891
Symmetry Medical, Inc.*(a)	78,949	1,263,973

		7,786,012

Metals & Mining — 0.3%
RBC Bearings, Inc.*	16,428	677,655

Oil & Gas — 1.1%
Vectren Corp.	7,515	202,379
Williams Partners LP(a)	40,566	1,958,526

		2,160,905

Personal Services — 0.5%
Bright Horizons Family Solutions, Inc.*	13,416	522,017
DeVry, Inc.	13,719	466,720

		988,737

Real Estate Investment Trust — 0.7%
National Retail Properties(a)	66,822	1,460,729

Real Estate Investment Trust – Apartment — 0.6%
American Campus Communities, Inc.	40,783	1,153,751

Real Estate Investment Trust – Mortgage — 0.7%
MFA Mortgage Investments, Inc.	186,874	1,360,443

Real Estate Investment Trust – Office Industrial — 2.8%
Brandywine Realty Trust	51,979	1,485,560
Lexington Corp. Properties Trust(a)	88,102	1,832,522
Parkway Properties, Inc.	49,316	2,368,647

		5,686,729

Real Estate Investment Trust – Other REIT — 3.3%
Biomed Realty Trust, Inc.	49,263	1,237,487
Cogdell Spencer, Inc.	28,996	597,028
Digital Realty Trust, Inc.	24,914	938,759
Entertainment Properties Trust	21,296	1,145,299
Omega Healthcare Investors, Inc.(a)	100,258	1,587,084
U-Store-It Trust	68,982	1,130,615

		6,636,272

Real Estate Investment Trust – Retail — 0.5%
Acadia Realty Trust	36,542	948,265

Restaurants — 1.6%
CEC Entertainment, Inc.*	38,103	1,341,226
Einstein Noah Restaurant Group, Inc.*	32,896	555,613
Rare Hospitality International, Inc.*	48,330	1,293,794

		3,190,633

Retail & Merchandising — 2.6%
Cache, Inc.*(a)	62,722	832,321
Casey’s General Stores, Inc.	89,180	2,431,047
Charming Shoppes, Inc.*	96,822	1,048,582
Christopher & Banks Corp.	12,346	211,734
Hot Topic, Inc.*(a)	27,541	299,371
Wet Seal, Inc. (The) (Class A Stock)*(a)	90,650	544,806

		5,367,861

Semiconductors — 2.7%
AMIS Holdings, Inc.*	57,741	722,917
ATMI, Inc.*	29,820	894,600
Brooks Automation, Inc.*(a)	12,179	221,049
Cirrus Logic, Inc.*	26,099	218,710
Emulex Corp.*(a)	77,604	1,694,871
Entegris, Inc.*	60,295	716,304
Formfactor, Inc.*	14,472	554,278
Semtech Corp.*	31,327	542,897

		5,565,626

Services – Environmental — 1.0%
Waste Connections, Inc.*(a)	64,300	1,944,432

Services – Industrial Services — 1.3%
MAXIMUS, Inc.(a)	15,396	667,879
Resources Connection, Inc.*(a)	35,496	1,177,757
School Specialty, Inc.*(a)	22,927	812,533

		2,658,169

Software — 0.9%
JDA Software Group, Inc.*	54,460	1,069,050
Lawson Software, Inc.*(a)	76,992	761,451

		1,830,501

Technology – Computer Hardware — 0.5%
Insight Enterprises, Inc.*	44,231	998,294

Technology – Information Services — 0.3%
Black Box Corp.	14,492	599,679

Technology – Semiconductors — 1.1%
Integrated Device Technology, Inc.*	86,948	1,327,696
Tessera Technologies, Inc.*	23,195	940,557

		2,268,253

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Telecommunications — 2.7%
Andrew Corp.*(a)	40,296	$581,874
Dobson Communications Corp.
(Class A Stock)*(a)	42,394	470,997
Plantronics, Inc.	35,303	925,645
Premiere Global Services, Inc.*	50,433	656,638
RCN Corp.*	66,952	1,258,028
Tekelec*(a)	113,383	1,634,983

		5,528,165

Transportation – Airlines — 0.6%
AirTran Holdings, Inc.*(a)	114,429	1,249,565

Transportation – Truck Freight — 0.7%
Forward Air Corp.(a)	22,584	769,889
Heartland Express, Inc.(a)	44,851	731,071

		1,500,960

Utilities — 0.2%
Unisource Energy Corp.	12,816	421,518

Utilities – Electrical Utilities — 2.9%
CH Energy Group, Inc.	4,872	219,094
El Paso Electric Co.*(a)	144,339	3,544,966
MGE Energy, Inc.	6,174	201,705
Sierra Pacific Resources*	33,274	584,291
Southern Union Co.	1	18
Westar Energy, Inc.(a)	52,401	1,272,296

		5,822,370

Utilities – Gas Utilities — 1.6%
Northwest Natural Gas Co.	11,634	537,375
Piedmont Natural Gas Co., Inc.(a)	15,313	377,465
South Jersey Industries, Inc.	38,408	1,358,875
Southwest Gas Corp.	28,222	954,186

		3,227,901

TOTAL LONG-TERM INVESTMENTS
(cost $168,540,806)		195,162,516

SHORT-TERM INVESTMENT — 35.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund –
Taxable Money Market Series
(cost $71,326,230; includes
$64,377,684 of cash collateral
for securities on loan)(b)(w)
(Note 4)	71,326,230	71,326,230

TOTAL INVESTMENTS — 131.2%
(cost $239,867,036; Note 6)		266,488,746
Liabilities in excess of other assets — (31.2)%		(63,325,507)

NET ASSETS — 100.0%		$203,163,239

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $61,280,822; cash collateral of $64,377,684 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (31.7% represents investments purchased with collateral from securities on loan)	35.1%
Financial – Bank & Trust	11.9
Medical Supplies & Equipment	3.8
Computer Services & Software	3.4
Insurance – Property Insurance	3.3
Real Estate Investment Trust – Other Reit	3.3
Financial Services	3.2
Utilities – Electrical Utilities	2.9
Real Estate Investment Trust – Office Industrial	2.8
Industrials – Components	2.7
Semiconductors	2.7
Telecommunications	2.7
Retail & Merchandising	2.6
Chemicals	2.4
Consumer Cyclicals – Motor Vehicle	2.1
Consumer Cyclicals – Retail Apparel	2.1
Basic Materials – Chemical	2.0
Energy – Oil Services	2.0
Electronic Components & Equipment	1.9
Construction	1.7
Energy – Energy Resources	1.6
Utilities – Gas Utilities	1.6
Restaurants	1.6
Consumer Staples – Home Products	1.5
Basic Materials – Mining	1.4
Basic Materials – Forest	1.3
Services – Industrial Services	1.3
Healthcare Services	1.2
Technology – Semiconductors	1.1
Consumer Cyclicals – Construction	1.1
Oil & Gas	1.1
Equipment Services	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (cont’d.)
Consumer Cyclicals – Leisure & Entertainment	1.0%
Services – Environmental	1.0
Industrials – Electrical Equipment	0.9
Consumer Products & Services	0.9
Software	0.9
Health Care – Drugs	0.9
Entertainment & Leisure	0.8
Insurance	0.8
Transportation – Truck Freight	0.7
Real Estate Investment Trust	0.7
Industrials – Diversified	0.7
Real Estate Investment Trust – Mortgage	0.7
Electrical Utilities	0.6
Transportation – Airlines	0.6
Industrials – Machinery	0.6
Commercial Services	0.6
Business Services	0.6
Commercial Banks	0.6
Real Estate Investment Trust – Apartment	0.6
Industrials – Defense/Aerospace	0.5
Technology – Computer Hardware	0.5
Personal Services	0.5
Real Estate Investment Trust – Retail	0.5
Aerospace	0.4
Building Materials	0.4
Industrial Products	0.4
Diversified Operations	0.4
Consumer Staples – Restaurants	0.4
Metals & Mining	0.3
Food	0.3
Technology – Information Services	0.3
Financial – Consumer	0.3
Automotive Parts	0.3
Machinery & Equipment	0.2
Utilities	0.2
Computer Hardware	0.2
Insurance – Life Insurance	0.2
Electric	0.1
Financial – Thrifts	0.1
Financial – Securities/Asset Management	0.1

131.2
Liabilities in excess of other assets	(31.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $61,280,822:
Unaffiliated investments (cost $168,540,806)	$195,162,516
Affiliated investments (cost $71,326,230)	71,326,230
Receivable for investments sold	2,826,976
Dividends and interest receivable	224,284
Receivable for fund share sold	1,492
Prepaid expenses	147

Total Assets	269,541,645

LIABILITIES:
Payable to broker for collateral for securities on loan	64,377,684
Payable for investments purchased	1,593,946
Payable for fund share repurchased	122,002
Advisory fees payable	119,295
Accrued expenses and other liabilities	87,621
Payable to custodian	76,680
Shareholder servicing fees payable	1,178

Total Liabilities	66,378,406

NET ASSETS	$203,163,239

Net assets were comprised of:
Paid-in capital	$112,911,895
Retained earnings	90,251,344

Net assets, June 30, 2007	$203,163,239

Net asset value and redemption price per share, $203,163,239/10,553,839 outstanding shares of beneficial interest	$19.25

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$2,027,213
Affiliated dividend income	164,337
Affiliated income from securities lending, net	66,450

2,258,000

EXPENSES
Advisory fees	1,021,591
Shareholder servicing fees and expenses	75,275
Custodian and accounting fees	46,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Insurance expenses	2,000
Miscellaneous	6,442

Total expenses	1,180,308

NET INVESTMENT INCOME	1,077,692

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	16,269,851
Net change in unrealized appreciation (depreciation) on investments	(4,793,693)

NET GAIN ON INVESTMENTS	11,476,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,553,850

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,077,692	$1,112,810
Net realized gain on investments	16,269,851	46,513,824
Net change in unrealized appreciation (depreciation) on investments	(4,793,693)	(9,455,812)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,553,850	38,170,822

DISTRIBUTIONS	—	(43,223,670)

FUND SHARE TRANSACTIONS:
Fund share sold [36,948 and 144,411 shares, respectively]	693,544	2,585,165
Fund share issued in reinvestment of distributions [0 and 2,575,904 shares, respectively]	—	43,223,670
Fund share repurchased [1,930,782 and 4,234,326 shares, respectively]	(36,331,034)	(73,285,887)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(35,637,490)	(27,477,052)

TOTAL DECREASE IN NET ASSETS	(23,083,640)	(32,529,900)
NET ASSETS:
Beginning of period	226,246,879	258,776,779

End of period	$203,163,239	$226,246,879

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 89.6%					Principal
	Moody’s	Interest	Maturity		Amount	Value
BANK NOTES(c)— 7.3%	Ratings	Rate	Date		(000)#	(Note 2)

Aes Corp., Term B(g)	Ba+	7.18%	04/30/10		$2,000	$2,037,500
Community Health System	Ba-	4.00%	07/02/14		62	61,872
Community Health System	Ba-	5.00%	07/02/14		938	938,128
CSC Holdings, Inc., Term B	Ba	7.07%	03/29/13		561	561,920
CSC Holdings, Inc., Term B	Ba	7.07%	03/29/13		571	571,929
CSC Holdings, Inc., Term B	Ba	7.07%	02/24/13		847	847,884
Ferrovial Term Loan, Class B, 144A (United Kingdom)(g)	Ba-	9.37%	04/07/11	GBP	683	1,377,759
Ford Motor Co. Term B	Ba-	8.36%	11/29/13		1,990	2,002,493
Georgia Pacific Corp., Term Loan B, 144A	Ba	7.11%	12/20/12		1,485	1,490,203
HCA, Inc., Term B	Ba-	7.61%	11/14/13		1,496	1,505,718
Lear Corp.	B(d)	8.00%	06/27/14		1,500	1,490,105
MGM Studios, Term B	Ba-	8.61%	04/08/12		3,980	3,994,824
Nordic Telephone, Term B (Denmark)	Ba+	5.88%	11/30/14	EUR	553	758,249
Nordic Telephone, Term C (Denmark)	Ba+	6.13%	11/30/14	EUR	800	1,097,906
Roundy’s, Inc., Term B	Ba-	8.07%	10/27/11		1,975	1,992,072
Roundy’s, Inc., Term B	Ba	8.11%	10/27/11		5	5,005
Telesat Canada, Inc., Term B	B(d)	2.50%	02/14/08		2,000	2,000,938
Thompson Learning	B+(d)	5.00%	06/27/14		2,100	2,079,000
Travelport Synthetic	Ba-	7.86%	08/01/13		268	269,202
Travelport Term Loan	Ba-	7.82%	08/22/13		2,525	2,539,380
Tribune Co., Term B	Ba	8.38%	05/30/14		1,475	1,445,500
Tribune Co., Term X	Ba	7.82%	05/30/09		875	876,641
Univision Communications, Inc., Term B	Ba-	7.61%	09/15/14		1,879	1,857,240
Univision Communications, Inc., Term DD	Ba-	6.25%	09/15/14		121	119,394
UPC Broadband Holdings, Term M (Netherlands)	Ba-	5.94%	12/31/14	EUR	1,883	2,552,358
VNU-Nielse Finance LLC, Term B	B+(d)	7.61%	08/09/13		2,985	3,006,456
Wind Acquisitions Finance, Term B(g)	B-(d)	12.61%	12/21/11		414	428,094

TOTAL BANK NOTES
(cost $37,575,465)						37,907,770

CORPORATE BONDS — 81.8%
Advertising — 0.7%
R.H. Donnelley Corp., Sr. Notes	B3	8.875%	01/15/16		3,750	3,900,000

Aerospace & Defense — 1.5%
Armor Holdings, Inc., Gtd. Notes	B1	8.25%	08/15/13		1,020	1,073,550
DRS Technologies, Inc., Gtd. Notes(a)	B3	7.625%	02/01/18		1,025	1,035,250
K & F Acquisition, Inc., Gtd. Notes	Caa1	7.75%	11/15/14		2,680	2,840,800
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%	10/15/15		250	236,250
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12		1,250	1,279,687
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.75%	07/15/14		1,470	1,484,700

						7,950,237

Airlines — 0.1%
United AirLines, Inc., Pass-Thru Certs	Ba2	6.071%	09/01/14		430	432,414

Apparel — 0.1%
Quicksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15		740	695,600

Automotive — 3.2%
Advanced Accessory Systems LLC, Sr. Notes	NR	10.75%	06/15/11		250	254,688
ArvinMeritor, Inc., Sr. Unsec’d. Notes(a)	B1	8.125%	09/15/15		2,300	2,228,125
ArvinMeritor, Inc., Unsec’d. Notes(a)	B1	8.75%	03/01/12		2,950	2,979,500
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	B3	7.00%	12/15/12		850	796,875
Ford Motor Co., Unsec’d. Notes(a)	Caa1	7.45%	07/16/31		75	59,906
General Motors Corp., Debs.(a)	Caa1	8.25%	07/15/23		5,100	4,647,375
General Motors Corp., Debs.	Caa1	8.80%	03/01/21		600	567,000

SEE NOTES TO FINANCIAL STATEMENTS.
A121

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount	Value
CORPORATE BONDS (Continued)	Ratings	Rate		Date		(000)#	(Note 2)

Automotive (cont’d.)
General Motors Corp., Unsec’d. Notes	Caa1	8.10%		06/15/24		$400	$353,000
Goodyear Tire & Rubber Co. (The), Sr. Notes(a)	Ba3	9.00%		07/01/15		1,563	1,683,660
Tenneco Automotive, Inc., Gtd. Notes(a)	B3	8.625%		11/15/14		1,375	1,416,250
Tenneco Automotive, Inc., Sec’d. Notes	B1	10.25%		07/15/13		375	403,125
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.00%		03/15/14		1,225	1,166,812
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%		03/15/17		225	214,313

							16,770,629

Building Materials — 0.2%
Grohe Holding GMBH, Gtd. Notes (Germany)	B3	8.625%		10/01/14	EUR	850	1,184,950

Business Services — 4.6%
Buhrmann US, Inc., Gtd. Notes	B2	7.875%		03/01/15		1,575	1,551,375
CDX North America High Yield, Pass-Thru Certs., 144A(a)(g)	B3	7.625%		06/29/12		20,500	19,384,800
Correction Corp. of America, Sr. Notes	Ba2	7.50%		05/01/11		1,260	1,277,325
NSG Holdings LLC / NSG Holdings, Inc., Sec’d. Notes, 144A	Ba2	7.75%		12/15/25		1,180	1,191,800
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14		425	409,062
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17		425	409,063

							24,223,425

Cable — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Notes	Caa1	8.75%		11/15/13		7,250	7,376,875
CSC Holdings, Inc., Sr. Unsec’d. Notes	B2	6.75%		04/15/12		2,450	2,327,500
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		5,640	5,513,100
Telenet Group Holdings NV, Disc. Notes, (Zero Coupon
callable 12/15/08), 144A (Belgium)	B3	11.50	%(v)	06/15/14		2,125	2,008,125
UPC Holding BV, Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	1,500	2,014,956
UPC Holding BV, Sr. Notes (Netherlands)	B3	8.625%		01/15/24	EUR	1,000	1,383,907

							20,624,463

Capital Goods – Others — 0.4%
Dresser-Rand Group, Inc., Gtd. Notes. (Canada)	B1	7.375%		11/01/14		1,931	1,938,241

Chemicals — 3.2%
Chemtura Corp., Gtd. Notes	Ba2	6.875%		06/01/16		500	472,500
Equistar Chemicals LP, Gtd. Notes	B1	10.125%		09/01/08		633	658,314
Ineos Group Holdings PLC, Gtd. Notes (United Kingdom)	B2	7.875%		02/15/16	EUR	750	951,648
Ineos Group Holdings PLC, Gtd. Notes, 144A (United Kingdom)	B2	8.50%		02/15/16		2,675	2,614,812
KRATON Polymers LLC, Gtd. Notes(a)	B3	8.125%		01/15/14		2,000	1,950,000
Lyondell Chemical Co., Gtd. Notes	B1	8.00%		09/15/14		1,600	1,644,000
Lyondell Chemical Co., Gtd. Notes	B1	8.25%		09/15/16		1,525	1,593,625
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%		11/15/13		2,125	2,204,688
PQ Corp., Gtd. Notes	B3	7.50%		02/15/13		1,500	1,590,000
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	2,000	2,828,720

							16,508,307

Commercial Services — 0.7%
Aramark Corp., Sr. Notes, 144A(a)	B3	8.50%		02/01/15		3,500	3,561,250

Consumer Products
Sleepmaster LLC, Gtd. Notes(g)(i)	NR	11.00%		05/15/09		1,000	0

Consumer Products & Services — 0.3%
Yankee Acquisition Corp., Gtd. Notes	B3	8.50%		02/15/15		1,500	1,455,000

Containers & Packaging — 2.1%
Berry Plastics Holding Corp., Sec`d. Notes(a)	B3	8.875%		09/15/14		300	303,750
Crown Americas, Inc., Gtd. Notes	B1	7.75%		11/15/15		3,300	3,316,500

SEE NOTES TO FINANCIAL STATEMENTS.
A122

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount	Value
CORPORATE BONDS (Continued)	Ratings	Rate	Date		(000)#	(Note 2)

Containers & Packaging (cont’d.)
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	B3	6.75%	12/01/14		$2,250	$2,193,750
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.875%	02/15/09		2,000	2,035,000
Russell-Stanley Holdings, Inc., Sr. Sub. Notes, 144A(g)(i)	NR	9.00%	11/30/08		356	0
Smurfit-Stone Container Enterprises, Inc., Sr. Notes(a)	B3	8.375%	07/01/12		2,390	2,392,988
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(a)	B3	8.00%	03/15/17		575	557,750

						10,799,738

Diversified — 1.1%
Actuant Corp., Sr. Notes, 144A	Ba2	6.875%	06/15/17		1,100	1,089,000
TRAINS HY-1-2006, Sec’d. Notes, 144A	B1	7.548%	05/01/16		4,546	4,467,952

						5,556,952

Diversified Financial Services — 4.3%
Chukchansi Economic Development Authority, Sr. Notes, 144A	B2	8.00%	11/15/13		1,320	1,346,400
Ford Motor Credit Co. LLC, Notes	B1	7.80%	06/01/12		7,395	7,214,022
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	B1	8.00%	12/15/16		1,875	1,795,965
General Motors Acceptance Corp. LLC, Bonds	Ba1	8.00%	11/01/31		1,400	1,431,613
General Motors Acceptance Corp. LLC, Notes(a)	Ba1	7.00%	02/01/12		7,350	7,208,557
General Motors Acceptance Corp. LLC, Unsub. Notes	Ba1	6.625%	05/15/12		3,000	2,897,043
Sally Holdings LLC, Sr. Notes, 144A(a)	B2	9.25%	11/15/14		775	776,938

						22,670,538

Diversified Manufacturing Operations — 0.6%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%	11/15/16	EUR	2,150	3,037,237

Electric — 3.5%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13		3,800	4,009,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16-01/15/17		6,900	6,917,750
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11		1,240	1,313,362
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14		2,690	2,743,800
Sierra Pacific Resources, Sr. Unsec’d. Notes	B1	6.75%	08/15/17		1,575	1,548,319
Tenaska Alabama Partners LP, Sec’d. Notes, 144A	Ba2	7.00%	06/30/21		1,523	1,558,496

						18,090,727

Electronic Components — 0.8%
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.625%	07/01/13		400	374,000
Celestica, Inc., Sr. Sub. Notes (Canada)(a)	B3	7.875%	07/01/11		2,675	2,594,750
Communications & Power Industries, Inc., Gtd. Notes	B2	8.00%	02/01/12		750	757,500
Solectron Global Finance Ltd., Gtd. Notes(a)	B3	8.00%	03/15/16		550	588,500

						4,314,750

Energy — 0.2%
Peabody Energy Corp., Gtd. Notes	Ba1	7.375%	11/01/16		900	918,000

Energy – Exploration & Production — 1.0%
Chesapeake Energy Corp., Gtd. Notes	Ba2	6.875%	01/15/16		2,720	2,658,800
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	7.00%	08/15/14		2,400	2,382,000
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.50%	06/15/14		100	101,250

						5,142,050

Energy – Services — 0.1%
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%	07/15/14		688	689,720

SEE NOTES TO FINANCIAL STATEMENTS.
A123

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount	Value
CORPORATE BONDS (Continued)	Ratings	Rate		Date		(000)#	(Note 2)

Entertainment & Leisure — 0.4%
Choctaw Resort Development Enterprise, Sr. Notes, 144A	Ba2	7.25%		11/15/19		$1,550	$1,526,750
Universal City Development Partners, Unsec’d. Notes	B1	11.75%		04/01/10		500	530,000

							2,056,750

Environmental — 1.1%
Allied Waste North America, Inc., Gtd. Notes	B1	7.125%		05/15/16		1,000	977,500
Allied Waste North America, Inc., Gtd. Notes	B1	7.25%		03/15/15		4,870	4,821,300

							5,798,800

Financial Services — 1.0%
Idearc, Inc., Gtd. Notes	B2	8.00%		11/15/16		3,575	3,610,750
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		1,300	1,340,300
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	290,640
Universal City Florida Holding Co. I/II, Sr. Notes	B3	10.106	%(c)	05/01/10		100	102,000

							5,343,690

Food — 2.8%
Albertsons LLC, Debs.	B1	7.75%		06/15/26		3,200	3,227,360
Albertsons LLC, Debs.	B1	8.00%		05/01/31		1,000	1,022,089
Delhaize America, Inc., Gtd. Notes	Baa3	9.00%		04/15/31		2,309	2,789,616
Ingles Markets, Inc., Sr. Sub. Notes(a)	B3	8.875%		12/01/11		1,700	1,761,625
Pilgrim’s Pride Corp., Sr. Unsec’d. Notes	B1	7.625%		05/01/15		3,695	3,685,763
Supervalu, Inc., Sr. Unsec’d. Notes	B1	7.50%		11/15/14		2,275	2,331,875

							14,818,328

Gaming — 3.7%
Codere Finance Luxembourg SA, Gtd. Notes (Luxembourg)	B2	8.25%		06/15/15	EUR	1,000	1,414,360
Herbst Gaming, Inc., Gtd. Notes	B3	7.00%		11/15/14		1,750	1,640,625
MGM Mirage, Gtd. Notes	Ba2	6.625%		07/15/15		1,925	1,749,344
MGM Mirage, Gtd. Notes	Ba2	6.875%		04/01/16		1,200	1,104,000
MGM Mirage, Gtd. Notes(a)	Ba2	7.50%		06/01/16		5,400	5,123,250
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.875%		03/01/16		1,975	1,742,938
Station Casinos, Inc., Sr. Unsec’d. Notes	Ba2	7.75%		08/15/16		1,350	1,336,500
Wynn Las Vegas LLC, First Mortgage(a)	B1	6.625%		12/01/14		5,450	5,252,437

							19,363,454

Healthcare & Pharmaceuticals — 5.1%
DaVita, Inc., Gtd. Notes(a)	B2	7.25%		03/15/15		2,710	2,676,125
Fresenius Medical Care Capital Trust, Gtd. Notes	B1	7.875%		06/15/11		1,600	1,656,000
HCA, Inc., Notes	Caa1	6.75%		07/15/13		1,350	1,228,500
HCA, Inc., Notes	Caa1	7.69%		06/15/25		3,375	2,935,555
HCA, Inc., Sec’d. Notes, 144A	B2	9.25%		11/15/16		7,320	7,795,800
HCA, Inc., Sec’d. Notes, PIK, 144A(a)	B2	9.625%		11/15/16		3,350	3,601,250
Rotech Healthcare, Inc., Gtd. Notes(a)	Caa3	9.50%		04/01/12		2,700	2,551,500
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%		07/01/14		1,500	1,485,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%		02/01/13		450	406,688
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%		11/15/13		2,163	2,273,743

							26,610,161

Healthcare Services — 0.2%
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14		500	502,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		800	810,000

							1,312,500

SEE NOTES TO FINANCIAL STATEMENTS.
A124

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount	Value
CORPORATE BONDS (Continued)	Ratings	Rate	Date		(000)#	(Note 2)

Lodging — 0.6%
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba1	7.25%	06/15/16		$1,250	$1,235,005
Royal Caribbean Cruises Ltd., Sr. Unsub. Notes (Liberia)	Ba1	7.25%	03/15/18		1,500	1,468,749
Royal Caribbean Cruises Ltd., Sr. Unsub. Notes (Liberia)	Ba1	7.50%	10/15/27		300	285,506

						2,989,260

Machinery & Equipment — 0.3%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%	10/15/15		1,700	1,785,000

Media & Entertainment — 0.8%
Lighthouse International Co. SA, Gtd. Notes (Luxembourg)	B2	8.00%	04/30/14	EUR	1,850	2,647,865
Primedia, Inc., Gtd. Notes	B2	8.00%	05/15/13		1,000	1,052,500
Primedia, Inc., Gtd. Notes	B2	8.875%	05/15/11		600	618,000
Sinclair Broadcast Group, Inc., Gtd. Notes	B1	8.00%	03/15/12		32	32,788

						4,351,153

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.25%	04/01/15		1,775	1,872,625
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba3	8.375%	04/01/17		2,575	2,748,813
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%	02/15/15		1,013	1,039,591

						5,661,029

Oil & Field Services — 0.1%
Complete Production Services, Inc., Sr. Notes, 144A	B2	8.00%	12/15/16		725	732,250

Oil & Gas Exploration/Production — 0.7%
Citic Resources Finance Ltd., Gtd. Notes, 144A	Ba2	6.75%	05/15/14		500	482,500
OPTI Canada, Inc., Gtd. Notes, 144A (Canada)	B1	8.25%	12/15/14		2,625	2,664,375
Williams Partners LP, Gtd. Notes	Ba3	7.25%	02/01/17		525	527,625

						3,674,500

Oil, Gas & Consumable Fuels — 0.1%
Forest Oil Corp., Sr. Notes, 144A	B1	7.25%	06/15/19		25	24,250
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%	03/15/17		275	260,562

						284,812

Paper & Forest Products — 3.2%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)(a)	B3	8.55%	08/01/10		2,600	2,483,000
Bowater Canada Finance Corp., Gtd. Notes (Canada)(a)	B3	7.95%	11/15/11		1,345	1,265,981
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13		1,020	991,950
Georgia-Pacific Corp., Debs.	B2	7.375%	12/01/25		3,035	2,845,312
Georgia-Pacific Corp., Gtd. Notes, 144A	Ba3	7.00%	01/15/15		125	120,313
Georgia-Pacific Corp., Gtd. Notes, 144A(a)	Ba3	7.125%	01/15/17		1,500	1,440,000
Georgia-Pacific Corp., Sr. Unsec’d. Notes(a)	B2	8.00%	01/15/24		1,990	1,930,300
Norampac, Inc., Gtd. Notes (Canada)	Ba3	6.75%	06/01/13		850	810,688
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%	11/20/25		900	906,750
Smurfit Kappa Funding PLC, Sr. Notes (Ireland)	B2	9.625%	10/01/12		452	473,470
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%	04/01/15		150	150,188
Verso Paper Holdings LLC, Sec`d. Notes, 144A(a)	B2	9.125%	08/01/14		3,025	3,123,312

						16,541,264

Pipelines & Other — 5.8%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16		4,600	4,519,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.125%	05/15/18		1,500	1,335,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375%	05/01/16		5,200	5,083,000
El Paso Corp., Sr. Notes	Ba3	7.42%	02/15/37		500	481,841
El Paso Corp., Sr. Notes	Ba3	9.625%	05/15/12		1,250	1,391,950
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.80%	08/01/31		2,000	2,025,314

SEE NOTES TO FINANCIAL STATEMENTS.
A125

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount	Value
CORPORATE BONDS (Continued)	Ratings	Rate		Date		(000)#	(Note 2)

Pipelines & Other (cont’d.)
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	8.05%		10/15/30		$2,210	$2,321,627
Hanover Compressor Co., Sr. Unsec’d. Notes	B2	9.00%		06/01/14		875	925,312
Roseton/Danskammer, Pass-Thru Certs.	Ba3	7.27%		11/08/10		550	556,188
SemGroup LP, Sr. Notes, 144A(a)	B1	8.75%		11/15/15		4,550	4,572,750
Southern Natural Gas Co., Notes	Baa3	8.00%		03/01/32		875	992,375
Williams Cos., Inc., Debs.(a)	Ba2	7.50%		01/15/31		2,500	2,587,500
Williams Cos., Inc., Sr. Notes	Ba2	7.625%		07/15/19		3,500	3,692,500

							30,484,857

Real Estate — 0.1%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	6.50%		02/01/17		850	805,375

Real Estate Investment Trusts — 0.6%
Host Marriott LP, Gtd. Notes	Ba1	7.125%		11/01/13		1,250	1,248,437
Ventas Realty LP, Gtd. Notes(a)	Ba2	6.75%		04/01/17		1,850	1,826,875

							3,075,312

Retail — 2.4%
Bon-Ton Department Stores, Inc., Gtd. Notes(a)	B3	10.25%		03/15/14		4,550	4,606,875
Ferrellgas Escrow LLC, Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14		3,250	3,079,375
Ferrellgas Partners LP, Sr. Notes	B2	8.75%		06/15/12		1,450	1,493,500
Suburban Propane Partners LP, Sr. Notes(a)	B1	6.875%		12/15/13		3,615	3,488,475

							12,668,225

Semiconductors — 2.0%
Advanced Micro Devices, Inc., Sr. Notes, 144A	B-(d)	6.00%		05/01/15		850	818,125
Freescale Semiconductor, Inc., Sr. Notes, 144A	B1	8.875%		12/15/14		4,275	4,082,625
Freescale Semiconductor, Inc., Sr. Notes, 144A, PIK	B1	9.125%		12/15/14		2,000	1,880,000
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%		05/01/14		3,725	3,594,625

							10,375,375

Services Cyclical – Rental Equipment — 0.9%
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14		4,290	4,472,325

Technology — 1.1%
Sanmina-SCI Corp., Sr. Sub. Notes(a)	B2	8.125%		03/01/16		1,650	1,534,500
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13		4,202	4,301,797

							5,836,297

Telecommunications — 10.8%
Cincinnati Bell, Inc., Gtd. Notes(a)	Ba3	7.25%		07/15/13		1,000	1,025,000
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14		2,700	2,727,000
Citizens Communications Co., Debs.	Ba2	7.00%		11/01/25		400	359,000
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19		4,650	4,394,250
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)	Caa1	9.75%		05/01/13		2,800	2,933,000
Intelsat Corp., Gtd. Notes	B1	9.00%		08/15/14		813	847,552
Intelsat Corp., Gtd. Notes	B2	9.00%		06/15/16		950	995,125
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B2	8.625%		01/15/15		2,480	2,542,000
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.25%		01/15/13		1,300	1,319,500
Nextel Communications, Inc., Gtd. Notes(a)	Baa3	7.375%		08/01/15		1,850	1,849,206
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A (Denmark)	B2	8.25%		05/01/16	EUR	500	725,790
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A(a) (Denmark)	B2	8.875%		05/01/16		3,400	3,604,000
Nortel Networks Corp., Gtd. Notes, 144A (Canada)	B3	2.125	%(c)	04/15/14		825	805,406
Nortel Networks Ltd., Gtd. Notes, 144A (Canada)(a)	B3	10.125%		07/15/13		3,175	3,405,188
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		2,025	2,050,313

SEE NOTES TO FINANCIAL STATEMENTS.
A126

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest	Maturity		Amount	Value
CORPORATE BONDS (Continued)	Ratings	Rate	Date		(000)#	(Note 2)

Telecommunications (cont’d.)
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.50%	02/15/14		$1,975	$1,999,688
Qwest Corp., Debs.(a)	Ba1	7.20%	11/10/26		3,800	3,733,500
Qwest Corp., Debs.(a)	Ba1	7.50%	06/15/23		6,600	6,600,000
Qwest Corp., Notes	Ba1	8.875%	03/15/12		1,750	1,885,625
Qwest Corp., Unsec’d. Notes	Ba1	7.25%	09/15/25		100	99,750
Rural Cellular Corp., Sr. Unsec’d. Notes(a)	B3	9.875%	02/01/10		2,080	2,173,600
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%	02/15/14		2,750	2,915,000
West Corp., Gtd. Notes	Caa1	9.50%	10/15/14		600	615,000
West Corp., Gtd. Notes(a)	Caa1	11.00%	10/15/16		600	627,000
Wind Acquisition Finance SA, Sec’d. Notes (Luxembourg)	B2	9.75%	12/01/15	EUR	1,000	1,547,743
Wind Acquisition Finance SA, Sec’d. Notes, 144A (Luxembourg)	B2	10.75%	12/01/15		4,000	4,590,000

						56,369,236

Tobacco — 0.8%
Reynolds American, Inc., Bonds	Ba1	7.25%	06/15/37		550	566,194
Reynolds American, Inc., Gtd. Notes	Ba1	7.625%	06/01/16		3,300	3,494,010

						4,060,204

Transportation — 0.3%
Horizon Lines LLC, Gtd. Notes	B2	9.00%	11/01/12		1,300	1,374,750

Utilities — 3.2%
AES Corp., Sec’d. Notes, 144A	Ba3	9.00%	05/15/15		1,075	1,138,156
Dynegy Holdings, Inc., Sr. Notes, 144A	B2	7.50%	06/01/15		2,250	2,117,812
Edison Mission Energy, Sr. Notes, 144A	B1	7.00%	05/15/17		4,875	4,594,687
Edison Mission Energy, Sr. Notes, 144A	B1	7.20%	05/15/19		2,625	2,467,500
Nevada Power Co., General Refinance Mortgage	Ba1	6.75%	07/01/37		300	304,541
Nevada Power Co., Mortgage Backed	Ba1	6.65%	04/01/36		1,850	1,856,133
Reliant Energy, Inc., Sr. Notes(a)	B3	7.625%	06/15/14		3,700	3,607,500
Sierra Pacific Power Co., General Refinance Mortgage	Ba1	6.75%	07/01/37		500	507,568

						16,593,897

TOTAL CORPORATE BONDS
(cost $429,905,319)						427,903,032

					Shares

COMMON STOCKS
Chemicals
General Chemicals Industry Products*					386	107,621

Containers & Packaging
Pliant Corp.*					5	—

Packaging
Russell-Stanley Holdings, Inc., 144A*(g)					39,000	—

TOTAL COMMON STOCKS
(cost $1,377,628)						107,621

PREFERRED STOCKS — 0.4%
Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT					3,700	475,450
Vale Capital Ltd., 5.5%, CVT					14,600	717,225

						1,192,675

SEE NOTES TO FINANCIAL STATEMENTS.
A127

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Value
PREFERRED STOCKS (Continued)	Shares	(Note 2)

Publishing
Ziff Davis Holdings, Inc., Series E, 10.00%(g)	11	$216

Utilities — 0.2%
Cheasepeake Energy Corp., 5.0%, CVT	8,700	1,013,811

TOTAL PREFERRED STOCKS
(cost $2,086,604)		2,206,702

	Units

WARRANTS* — 0.1%
Chemicals
General Chemical Industry Product, Inc., Series A, Expiring 04/30/2011	223	—
General Chemical Industry Product, Inc., Series B, Expiring 04/30/2011	165	—

		—

Metals
ACP Holding Corp., Expiring 10/07/2013(g)	80,488	102,622

Paper — 0.1%
MDP Acquisitions PLC, Expiring 10/01/2013, 144A(g)	900	116,911

Publishing
Advanstar Holdings Corp., Expiring 10/15/2011, 144A(g)	1,100	99,000
Ziff Davis Holdings, Inc., Expiring 08/12/2012(g)	19,800	198

		99,198

TOTAL WARRANTS
(cost $1,003)		318,731

RIGHTS *
Consumer Products – Household & Leisure
Sleepmaster Membership Interests (cost $0)	1,055	—

TOTAL LONG-TERM INVESTMENTS
(cost $470,946,019)		468,443,856

SHORT-TERM INVESTMENTS — 24.4%
	Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 24.2%
Dryden Core Investment Fund – Taxable Money Market Series (cost $126,782,728; includes $117,982,682 of cash collateral for securities on loan)(b)(w) (Note 4)	126,782,728	126,782,728

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill(k)(n)
(cost $827,028)	4.645%	09/13/07	$835	827,308

TOTAL SHORT-TERM INVESTMENTS
(cost $127,609,756)				127,610,036

TOTAL INVESTMENTS — 114.0%
(cost $598,555,775; Note 6)(o)				596,053,892
Liabilities in excess of other assets(x) — (14.0)%				(73,068,769)

NET ASSETS — 100.0%				$522,985,123

SEE NOTES TO FINANCIAL STATEMENTS.
A128

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
EUR	Euro
GBP	British Pound
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $114,461,458; cash collateral of $117,982,682 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments and / or principal repayment, where applicable. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rate shown is the effective yields at purchase date.
(o)	As of June 30, 2007, 5 securities representing $107,621 and 0.02% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency contracts, interest rate and credit default swaps as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional		6/30/07
		Amount	Value at Settlement	Current	Unrealized
Purchase Contracts		(000)	Date Payable	Value	Appreciation

Euros,
Expiring 07/26/07	EUR	2,056	$ 2,764,635	$ 2,784,016	$ 19,381

		Notional		6/30/07
		Amount	Value at Settlement	Current	Unrealized
Sales Contracts		(000)	Date Receivable	Value	(Depreciation)

Euros,
Expiring 07/03/07	EUR	1,027	$ 1,383,290	$ 1,390,336	$ (7,046)
Expiring 07/26/07	EUR	17,836	23,933,217	24,162,999	(229,782)

Pound Sterling,
Expiring 07/26/07	GBP	744	1,485,363	1,493,194	(7,831)

			$26,801,870	$27,046,529	$(244,659)

SEE NOTES TO FINANCIAL STATEMENTS.
A129

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date		Notional Amount	Fixed Rate	Floating Rate	Unrealized (Depreciation)

UBS AG(1)	12/19/08		$1,600,000	5.00%	3 Month LIBOR	$(6,038)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	23,000,000	10.12%	Brazilian interbank lending rate	(238,473)
Citigroup(1)	05/14/09	MXN	29,000,000	7.91%	28 day Mexican interbank rate	(10,144)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	36,000,000	7.91%	28 day Mexican interbank rate	(12,463)

						$(267,118)

(1) Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Bank of America(1)	06/20/12	$200,000	2.30%	Aramark Corp., 8.5%, due 02/01/15	$(5,582)
Lehman Brothers, Inc.(1)	06/20/12	$1,000,000	1.09%	Chesapeake Energy Corp.,
				6.875%, due 01/15/16	—
Morgan Stanley Capital Services, Inc.(1)	03/20/12	$1,000,000	1.05%	Chesapeake Energy Corp.,
				6.875%, due 01/15/16	(5,771)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	$400,000	2.08%	CSC Holdings, Inc., 7.625%,
				due 07/15/18	(9,836)
UBS AG(1)	06/20/12	$30,000,000	2.75%	Dow Jones CDX NA IG 8	(671,530)
Barclays Bank PLC(1)(g)	02/20/12	$3,000,000	0.90%	Federal Republic of Brazil,
				12.25%, due 03/06/30	39,649
Barclays Bank PLC(1)(g)	09/20/11	$5,000,000	3.87%	Ford Motor Credit Corp., 7.00%,
				due 10/01/13	175,831
Barclays Bank PLC(1)	06/20/12	$200,000	1.77%	Forest Oil Corp., 7.75%, due 05/01/14	(3,037)
Barclays Bank PLC(1)	06/20/12	$500,000	1.70%	Forest Oil Corp., 7.75%, due 05/01/14	(8,899)
Credit Suisse International(1)	06/20/12	$700,000	1.61%	Forest Oil Corp., 7.75%, due 05/01/14	(15,067)
Barclays Bank PLC(1)	06/20/12	$200,000	3.62%	Freescale Semiconductor, 8.875%,
				due 12/15/14	(4,179)
Goldman Sachs(2)(g)	06/20/10	$2,500,000	2.08%	Freescale Semiconductor, 8.875%,
				due 12/15/14	35,534
Goldman Sachs(1)	06/20/12	$2,500,000	3.38%	Freescale Semiconductor, 8.875%,
				due 12/15/14	(77,655)
Bear Stearns International(1)	06/20/12	$200,000	1.95%	Georgia-Pacific Corp., 8.125%,
				due 05/15/11	(6,520)
Citigroup, Inc.(1)	03/20/12	$1,800,000	1.03%	GMAC LLC, 6.875%, due 08/02/12	(52,452)
Citigroup, Inc.(1)	03/20/12	$2,000,000	1.60%	GMAC LLC, 6.875%, due 08/02/12	(15,170)
Citigroup, Inc.(1)(g)	06/20/12	$3,000,000	2.00%	GMAC LLC, 6.875%, due 08/02/12	20,121
Citigroup, Inc.(1)	03/20/12	$4,000,000	1.05%	GMAC LLC, 6.875%, due 08/02/12	(113,537)
JPMorgan Chase Bank(1)(g)	02/20/12	$4,000,000	0.77%	JSC “GAZPROM”	44,909
Barclays Bank PLC(1)	06/20/12	$200,000	2.36%	Nortel Networks, 4.25%, due 09/01/08	(3,806)
Lehman Brothers, Inc.(1)	06/20/12	$350,000	1.75%	Pride International, Inc., 7.375%,
				due 07/15/14	(4,135)

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)

Royal Bank of Scotland PLC(1)(g)	03/20/12	$3,000,000	1.10%	Republic of Indonesia, 6.75%,
				due 03/10/14	$10,529
Morgan Stanley Capital Services, Inc.(1)	06/20/08	$200,000	0.25%	Russian Federation, 7.5%,
				due 03/31/30	(57)
Credit Suisse International(1)(g)	03/20/12	$1,000,000	2.85%	Solectron Global, 8.00%,
				due 03/15/16	47,798
Barclays Bank PLC(1)	06/20/12	$200,000	2.60%	Sungard Data Systems, Inc.,
				9.125%, due 08/15/13	(4,062)

					$(626,924)

(1) Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (22.6% represents investments purchased with collateral from securities on loan)	24.2%
Telecommunications	10.8
Bank Notes	7.3
Pipelines & Other	5.8
Healthcare & Pharmaceuticals	5.1
Business Services	4.6
Diversified Financial Services	4.3
Cable	3.9
Gaming	3.7
Electric	3.5
Utilities	3.4
Automotive	3.2
Chemicals	3.2
Paper & Forest Products	3.2
Food	2.8
Retail	2.4
Containers & Packaging	2.1
Semiconductors	2.0
Aerospace & Defense	1.5
Metals & Mining	1.3
Technology	1.1
Environmental	1.1
Diversified	1.1
Financial Services	1.0
Energy – Exploration & Production	1.0
Services Cyclical – Rental Equipment	0.9
Media & Entertainment	0.8
Electronic Components	0.8
Tobacco	0.8
Advertising	0.7
Oil & Gas Exploration/Production	0.7
Commercial Services	0.7
Real Estate Investment Trusts	0.6
Diversified Manufacturing Operations	0.6
Lodging	0.6
Entertainment & Leisure	0.4
Capital Goods – Others	0.4
Machinery & Equipment	0.3
Consumer Products & Services	0.3
Transportation	0.3
Healthcare Services	0.2
Building Materials	0.2
Energy	0.2
U.S. Treasury Obligations	0.2
Real Estate	0.1
Oil & Field Services	0.1
Apparel	0.1
Energy – Services	0.1
Airlines	0.1
Oil, Gas & Consumable Fuels	0.1
Paper	0.1

114.0%
Liabilities in excess of other assets	(14.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST HIGH YIELD PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $114,461,458:
Unaffiliated investments (cost $471,773,047)	$469,271,164
Affiliated investments (cost $126,782,728)	126,782,728
Cash	74,837
Receivable for investments sold	55,793,918
Dividends and interest receivable	8,791,329
Receivable for fund share sold	1,388,258
Foreign currency, at value (cost $909,770)	915,201
Unrealized appreciation on swap agreements	374,371
Swap contracts, outstanding	201,125
Unrealized appreciation on foreign currency forward contracts	19,381
Prepaid expenses	4,445

Total Assets	663,616,757

LIABILITIES:
Payable to broker for collateral for securities on loan	117,982,682
Payable for investments purchased	20,939,415
Unrealized depreciation on swap agreements	1,268,413
Unrealized depreciation on foreign currency forward contracts	244,659
Advisory fees payable	146,688
Accrued expenses and other liabilities	42,735
Shareholder servicing fees payable	5,050
Payable for fund share repurchased	1,992

Total Liabilities	140,631,634

NET ASSETS	$522,985,123

Net assets were comprised of:
Paid-in capital	$651,242,550
Retained earnings	(128,257,427)

Net assets, June 30, 2007	$522,985,123

Net asset value and redemption price per share, $522,985,123/61,150,552 outstanding shares of beneficial interest	$8.55

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$22,650,665
Affiliated dividend income	397,215
Affiliated income from securities lending, net	228,671
Unaffiliated dividend income	456

23,277,007

EXPENSES
Advisory fees	2,257,072
Shareholder servicing fees and expenses	210,660
Custodian and accounting fees	90,000
Audit fee	12,000
Insurance expenses	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Legal fees and expenses	4,000
Shareholders’ reports	1,000
Miscellaneous	7,890

Total expenses	2,609,622

NET INVESTMENT INCOME	20,667,385

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	6,948,886
Futures transactions	(1,297,290)
Options written	(4,132)
Swap agreements	433,569
Foreign currency transactions	596,632

6,677,665

Net change in unrealized appreciation (depreciation) on:
Investments	(14,877,973)
Futures	614,056
Swap agreements	(1,227,688)
Foreign currencies	(550,512)

(16,042,117)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(9,364,452)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,302,933

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,667,385	$42,560,202
Net realized gain (loss) on investments and foreign currencies	6,677,665	(3,015,450)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(16,042,117)	20,898,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	11,302,933	60,443,357

DISTRIBUTIONS	—	(52,430,986)

FUND SHARE TRANSACTIONS:
Fund share sold [10,816,434 and 41,763,183 shares, respectively]	93,226,569	336,152,436
Fund share issued in reinvestment of distributions [0 and 6,704,729 shares, respectively]	—	52,430,986
Fund share repurchased [26,707,719 and 45,143,643 shares, respectively]	(229,614,745)	(359,726,298)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(136,388,176)	28,857,124

TOTAL INCREASE (DECREASE) IN NET ASSETS	(125,085,243)	36,869,495
NET ASSETS:
Beginning of period	648,070,366	611,200,871

End of period	$522,985,123	$648,070,366

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.0%		Value
COMMON STOCKS	Shares	(Note 2)

Australia — 6.0%
Allco Finance Group Ltd.	713,407	$6,435,372
CSL Ltd.	113,330	8,455,168
Macquarie Bank Ltd.	787,553	56,753,599
Macquarie Infrastructure Group	1,903,476	5,809,578
QBE Insurance Group Ltd.	839,200	22,198,047
Toll Holdings Ltd.	1,218,600	14,970,084
Woolworths Ltd.	1,565,700	35,839,918
WorleyParsons Ltd.	188,000	5,419,154

		155,880,920

Austria — 0.9%
Erste Bank der Oesterreichischen Sparkassen AG	145,977	11,377,580
Raiffeisen International Bank Holding AG	80,500	12,714,908

		24,092,488

Belgium — 1.2%
InBev NV	382,800	30,319,945

Brazil — 3.1%
Cia Vale Do Rio Doce, ADR	751,900	33,497,145
Gafisa SA	300,800	4,692,106
Gol-Linhas Aereas Inteligentes SA, ADR(a)	113,858	3,756,175
JHSF Participacoes SA*	530,800	3,095,645
Petroleo Brasileiro SA	456,300	12,182,193
Petroleo Brasileiro SA, ADR	66,688	8,087,254
Unibanco – Uniao de Bancos Brasileiros, GDR	130,267	14,703,236

		80,013,754

Canada — 3.8%
Brookfield Asset Management, Inc. (Class A Stock)	579,200	23,168,000
Canadian National Railway Co.	140,131	7,136,872
Research in Motion Ltd.*	90,642	18,127,493
Rogers Communications, Inc.(Class B Stock)	621,300	26,490,914
Shoppers Drug Mart Corp.	512,390	23,732,760

		98,656,039

Chile — 0.4%
Cescosud SA, ADR, 144A	158,700	9,874,504

China — 1.2%
China Communications Construction Co. Ltd. (Class H Stock)	6,665,000	11,933,446
China Merchants Holdings International Co. Ltd. (Class H Stock)	1,766,000	8,548,585
Focus Media Holding Ltd., ADR*(a)	215,800	10,897,900

		31,379,931

Egypt — 0.1%
Egyptian Financial Group – Hermes Holding	212,886	1,717,299

France — 10.2%
Accor SA	254,659	22,512,054
Axa SA	1,116,010	47,972,430
Cie de Saint Gobain	104,117	11,663,459
Electricite de France	76,451	8,263,063
Essilor International SA	151,900	18,092,171
Eurazeo	100,170	14,474,855
Iliad SA	97,579	9,828,929
JC Decaux SA	357,923	11,334,163
L’Oreal SA	299,300	35,377,466
Schneider Electric SA	257,500	36,077,880
Veolia Environnement	653,218	51,304,340

		266,900,810

Germany — 5.4%
Beiersdorf AG	60,386	4,307,140
Continental AG	213,815	30,185,219
Daimler-Chrysler AG	548,524	50,745,054
Linde AG	34,600	4,175,969
MTU Aero Engines Holding AG	2,288	149,106
Q-Cells AG*	72,200	6,228,094
Siemens AG	313,900	45,171,421

		140,962,003

Greece — 0.7%
National Bank of Greece SA	312,504	17,793,817

Guernsey — 0.2%
Amdocs Ltd.*	114,798	4,571,256

Hong Kong — 4.8%
China Merchants Bank Co. Ltd.	4,324,500	13,162,868
China Mobile Ltd.	2,448,000	26,282,689
CNOOC Ltd.	9,103,100	10,314,798
Esprit Holdings Ltd.	2,578,900	32,717,782
Hopson Development Holdings Ltd.	494,000	1,386,753
Li & Fung Ltd.	5,596,600	20,148,390
Melco PBL Entertainment Ltd., ADR*(a)	794,046	9,973,218
Nine Dragons Paper Holdings Ltd.	1,420,000	3,308,829
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	132,100	297,340
Shangr-La Asia Ltd.	2,974,000	7,188,536

		124,781,203

India — 1.6%
Bharti Tele-Ventures Ltd.*	845,900	17,372,070
ICICI Bank Ltd., ADR(a)	161,504	7,937,922
Infosys Technologies Ltd., ADR	355,400	17,905,052

		43,215,044

Indonesia — 0.8%
Bank Rakyat Indonesia	13,587,500	8,647,275
Telekomunikasi Indonesia	11,789,500	12,852,969

		21,500,244

Ireland — 0.7%
Anglo Irish Bank Corp. PLC	914,400	18,766,654

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Italy — 1.4%
Saipem SpA	1,046,200	$35,696,804

Japan — 11.8%
Aeon Mall Co. Ltd.	380,400	11,709,369
Chugai Pharmaceutical Co. Ltd.	627,800	11,294,026
Daikin Industries Ltd.	228,000	8,314,477
Fanuc Ltd.	268,900	27,779,963
Fujitsu Ltd.	262,000	1,932,150
Fukuoka Financial Group, Inc.	3,304,000	21,843,298
Honeys Co. Ltd.	96,900	3,911,415
Jupiter Telecommunications Co. Ltd.*	12,972	10,746,347
K.K. DaVinci Advisors*	4,170	3,657,746
Komatsu Ltd.	796,100	23,147,517
Marubeni Corp.	1,785,000	14,714,924
Mitsui Trust Holdings, Inc.	1,014,000	8,844,962
Mizuho Financial Group, Inc.	601	4,163,679
NGK Insulators Ltd.	953,000	23,452,508
Nintendo Co. Ltd.	90,500	33,149,645
Nippon Electric Glass Co. Ltd.	263,500	4,654,721
ORIX Corp.	153,900	40,560,853
Shin-Etsu Chemical Co. Ltd.	254,300	18,196,004
Suruga Bank Ltd.	810,000	10,216,690
Toyota Motor Corp.	255,100	16,160,650
Yamada Denki Co. Ltd.	100,600	10,523,679

		308,974,623

Malaysia — 0.5%
Bumiputra – Commerce Holdings BHD	2,414,600	8,182,714
Kuala Lumpur Kepong BHD	1,613,800	6,029,839

		14,212,553

Mexico — 3.9%
America Movil SAB de CV, Series L	10,325,800	31,884,916
America Movil SAB de CV, Series L, ADR	194,725	12,059,319
Cemex SAB de CV, ADR*	234,856	8,666,187
Fomento Economico Mexicano SAB de CV, ADR	222,891	8,764,074
Grupo Televisa SA, ADR	547,994	15,130,114
Wal-Mart de Mexico SAB de CV, Series V	6,421,500	24,370,019

		100,874,629

Netherlands — 1.7%
Heineken NV	146,935	8,613,591
Randstad Holdings NV	222,200	17,586,853
Schlumberger Ltd.	232,324	19,733,601

		45,934,045

Russia — 0.3%
PIK Group*(a)	330,400	8,260,000

Singapore — 2.0%
Capitaland Ltd.	9,741,000	51,544,733

South Africa — 0.9%
MTN Group Ltd.	1,112,500	15,122,097
Naspers Ltd. (Class N Stock)	331,400	8,514,453

		23,636,550

South Korea — 0.8%
NHN Corp.*	56,632	10,329,049
POSCO	10,970	5,266,217
Samsung Electronics Co. Ltd.	8,020	4,913,482

		20,508,748

Spain — 1.0%
Industria de Diseno Textil SA	426,400	25,097,531

Switzerland — 11.2%
ABB Ltd.	2,629,136	59,281,180
Actelion Ltd.*	104,090	4,636,548
EFG International	237,800	10,934,294
Geberit AG	49,500	8,434,169
Holcim Ltd.	194,882	21,046,791
Julius Baer Holding AG	218,800	15,655,086
Kuehne & Nagel International AG	173,200	15,952,237
Lonza Group AG	133,947	12,289,740
Nestle SA	106,667	40,530,637
Nobel Biocare Holding AG	28,000	9,140,072
Roche Holding AG	224,205	39,726,115
SGS Societe Generale	10,800	12,770,630
Swiss Re	119,796	10,925,409
Syngenta AG*	79,507	15,499,950
UBS AG	241,772	14,459,009

		291,281,867

Taiwan — 1.9%
Hon Hai Precision Industry Co. Ltd.	2,904,091	25,094,683
MediaTek, Inc.	873,000	13,599,951
Taiwan Semiconductor Manufacturing Co. Ltd.	5,054,000	10,902,714

		49,597,348

United Kingdom — 16.5%
Acergy SA	376,700	8,480,535
BG Group PLC	2,757,700	45,205,785
British Sky Broadcasting Group PLC	1,497,729	19,202,628
Capita Group PLC	1,466,500	21,288,949
Carphone Warehouse Group	1,152,800	7,577,466
HBOS PLC	1,933,100	38,022,759
Man Group PLC	2,778,593	33,798,589
Northern Rock PLC	394,150	6,820,061
Reckitt Benckiser PLC	1,048,516	57,401,593
Rio Tinto PLC	220,130	16,840,786
Rolls Royce Group PLC*	3,655,800	39,363,844
Rolls Royce Group PLC (Class B Stock)	206,175,840	458,739
Rotork PLC	327,436	5,982,165
Serco Group PLC	1,068,700	9,633,949
Tesco PLC	9,022,067	75,484,923

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

United Kingdom (cont’d.)
Vedanta Resources PLC	598,000	$19,275,809
Xstrata PLC	415,300	24,724,045

		429,562,625

TOTAL COMMON STOCKS
(cost $2,017,548,437)		2,475,607,967

	Units

RIGHTS*
Brazil
Gol Linhas Rights (cost $0)	1,594	—

TOTAL LONG-TERMINVESTMENTS
(cost $2,017,548,437)		2,475,607,967

SHORT-TERM INVESTMENT — 6.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $177,897,114; includes $40,903,155 of cash collateral for securities on loan)(b)(w) (Note 4)	177,897,114	177,897,114

TOTAL INVESTMENTS(o) — 101.8%
(cost $2,195,445,551; Note 6)		2,653,505,081
Liabilities in excess of other assets(x) — (1.8)%		(47,563,320)

NET ASSETS — 100.0%		$2,605,941,761

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $40,038,269; cash collateral of $40,903,155 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2007, 60 securities representing $1,285,756,906 and 48.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Brazilian Real,
Expiring 07/03/07	BRC	219	$113,647	$113,559	$(88)
Euros,
Expiring 07/03/07	EUR	447	605,527	605,641	114
South Korean Won,
Expiring 07/03/07	WON	421,741	455,026	456,504	1,478
Swiss Francs,
Expiring 07/03/07	CHF	973	796,867	796,932	65
Pound Sterling,
Expiring 07/03/07	GBP	297	595,746	596,047	301

			$2,566,813	$2,568,683	$1,870

		Notional
		Amount	Value at Settlement	Current	Unrealized
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Pound Sterling,
Expiring 07/03/07	GBP	723	$1,446,615	$1,452,142	$(5,527)

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Financial – Bank & Trust	10.8%
Telecommunications	7.5
Oil & Gas	7.3
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	6.8
Retail & Merchandising	6.5
Automobile Manufacturers	4.0
Electronic Components & Equipment	3.8
Financial Services	3.6
Food	3.4
Metals & Mining	3.2
Insurance	3.1
Diversified Operations	2.7
Real Estate Investment Trust	2.6
Water	2.0
Beverages	1.9
Pharmaceuticals	1.8
Commercial Banks	1.8
Entertainment & Leisure	1.7
Building Materials	1.4
Transportation	1.4
Consumer Products & Services	1.4
Broadcasting	1.3
Real Estate	1.2
Chemicals	1.2
Automotive Parts & Equipment	1.2
Lodging	1.2
Media	1.1
Semiconductors	1.1
Machinery	1.1
Computer Services & Software	1.1
Health Care	1.0
Telecommunications – Cellular	1.0
Building & Construction	0.9
Machinery & Equipment	0.9
Construction	0.9
Support – Services	0.8
Building Products	0.7
Industrial Products	0.7
Software	0.7
Business Services	0.7
Medical Supplies & Equipment	0.6
Agriculture	0.6
Advertising	0.4
Internet Services	0.4
Commercial Services	0.4
Banks	0.3
Oil, Gas and Consumable Fuels	0.3
Railroads	0.3
Utilities	0.2
Farming & Agriculture	0.2
Construction and Engineering	0.2
Clothing & Apparel	0.1
Airlines	0.1
Paper & Forest Products	0.1
Computer Hardware	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $40,038,269:
Unaffiliated investments (cost $2,017,548,437)	$2,475,607,967
Affiliated investments (cost $177,897,114)	177,897,114
Receivable for investments sold	102,879,896
Dividends and interest receivable	5,688,812
Tax reclaim receivable	3,302,895
Receivable for fund share sold	1,654,104
Foreign currency, at value (cost $224,078)	224,309
Prepaid expenses	12,103
Unrealized appreciation on foreign currency forward contracts	1,958

Total Assets	2,767,269,158

LIABILITIES:
Payable for investments purchased	97,850,920
Payable to broker for collateral for securities on loan	40,903,155
Payable for fund share repurchased	13,870,540
Payable to custodian	6,998,894
Accrued expenses and other liabilities	871,871
Advisory fees payable	811,424
Shareholder servicing fees payable	14,978
Unrealized depreciation on foreign currency forward contracts	5,615

Total Liabilities	161,327,397

NET ASSETS	$2,605,941,761

Net assets were comprised of:
Paid-in capital	$1,823,629,137
Retained earnings	782,312,624

Net assets, June 30, 2007	$2,605,941,761

Net asset value and redemption price per share, $2,605,941,761/144,568,666 outstanding shares of beneficial interest	$18.03

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $3,380,158 foreign withholding tax)	$30,563,006
Affiliated dividend income	2,148,041
Affiliated income from securities lending, net	43,659

32,754,706

EXPENSES
Advisory fees	12,035,860
Shareholder servicing fees and expenses	842,510
Custodian and accounting fees	583,000
Insurance expenses	21,000
Trustees’ fees	16,000
Audit fee	11,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	23,980

Total expenses	13,548,350

NET INVESTMENT INCOME	19,206,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	130,285,036
Foreign currency transactions	(1,307,125)

128,977,911

Net change in unrealized appreciation (depreciation) on:
Investments	60,177,397
Foreign currencies	400,053

60,577,450

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	189,555,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$208,761,717

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$19,206,356	$11,380,225
Net realized gain on investments and foreign currencies	128,977,911	323,344,678
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	60,577,450	51,769,990

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	208,761,717	386,494,893

DISTRIBUTIONS	—	(25,553,705)

FUND SHARE TRANSACTIONS:
Fund share sold [20,888,576 and 56,825,315 shares, respectively]	357,274,155	844,006,058
Fund share issued in reinvestment of distributions [0 and 1,725,431 shares, respectively]	—	25,553,705
Fund share repurchased [14,081,169 and 51,524,453 shares, respectively]	(240,565,533)	(761,265,683)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	116,708,622	108,294,080

TOTAL INCREASE IN NET ASSETS	325,470,339	469,235,268
NET ASSETS:
Beginning of period	2,280,471,422	1,811,236,154

End of period	$2,605,941,761	$2,280,471,422

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value
COMMON STOCKS	Shares	(Note 2)

Australia — 2.3%
AWB Ltd.	700,100	$2,558,186
BHP Billiton Ltd.	111,900	3,323,265
Bluescope Steel Ltd.	494,900	4,338,431
Commonwealth Bank of Australia	76,700	3,592,711
CSR Ltd.	287,100	847,046
Minara Resources Ltd.	329,300	2,032,440
Pacific Brands Ltd.	838,600	2,452,837
Qantas Airways Ltd.	916,300	4,350,312
Santos Ltd.	233,300	2,757,225
SMorgon Steel Group Ltd.	1,373,100	3,119,835
Telstra Corp. Ltd.	632,200	2,460,152
Zinifex Ltd.	223,500	3,566,086

		35,398,526

Austria — 0.2%
Voestalpine AG	35,200	2,958,930

Brazil — 0.9%
Empresa Brasileira de Aeronautica SA, ADR	292,800	14,115,888

Canada — 3.9%
Canadian Natural Resources Ltd.	307,000	20,398,460
Potash Corporation of Saskatchewan, Inc.	230,000	17,933,100
Rogers Communications, Inc. (Class B Stock)	497,300	21,203,817

		59,535,377

China — 3.8%
China Coal Energy Co.*	6,730,100	10,087,575
China Merchants Bank Co., Ltd.	7,560,000	23,011,050
China Petroleum & Chemical Corp.	16,476,507	18,227,157
Country Garden Holdings Co. Ltd.*	7,686,700	6,488,160

		57,813,942

Denmark — 1.7%
Danske Bank SA	84,600	3,459,479
Novo Nordisk SA (Class B Stock)	214,800	23,364,908

		26,824,387

Finland — 3.2%
Fortum Oyj	593,990	18,560,695
Nokia Oyj	789,900	22,184,566
Rautaruukki Oyj	54,100	3,455,993
Stora Enso Oyj (Class R Stock)*	225,400	4,240,982

		48,442,236

France — 8.6%
Air Liquide	160,774	21,097,164
Air New Zealand Ltd.	946,500	1,926,287
Arkema*	610	39,876
BNP Paribas SA	87,000	10,334,174
Ciments Francais SA	5,600	1,283,170
CNP Assurances	7,300	932,788
Compagnie Generale des
Establissements Michelin (Class B Stock)	50,100	7,001,180
Credit Agricole SA	101,600	4,122,727
France Telecom SA	713,548	19,570,074
JC Decaux SA	318,333	10,080,487
Lafarge SA	8,200	1,494,474
LVMH Moet Hennessy Louis Vuitton SA	169,867	19,545,709
Natexis Banques Populaires	40,000	974,871
PSA Peugeot Citroen SA	54,000	4,350,278
Rallye SA	27,900	1,884,155
Renault SA	25,100	4,025,767
Sanofi-Aventis SA	27,900	2,253,966
Schneider Electric SA	15,600	2,185,689
Societe Generale (Class A Stock)	13,900	2,575,370
Thales SA	50,800	3,104,242
Thomson Multimedia	133,700	2,556,921
Total SA	51,200	4,151,205
Valeo SA	44,000	2,360,843
Vivendi Universal SA	108,500	4,667,423

		132,518,840

Germany — 6.4%
Altana AG	18,700	451,680
BASF AG	240,500	31,588,271
DaimlerChrysler AG	59,700	5,522,966
Deutsche Bank AG	54,900	7,990,761
Deutsche Telekom AG	120,600	2,229,293
E.ON AG	156,700	26,311,233
Hannover Rueckversicherungs AG	50,700	2,458,447
Heidelberger Druckmachinen AG*	57,900	2,808,686
Muenchener Rueckversicherung AG	14,700	2,705,583
Siemens AG	13,100	1,885,140
ThyssenKrup AG	133,800	7,969,249
TUI AG*	35,800	992,164
Volkswagen AG	29,200	4,661,098

		97,574,571

Greece — 1.1%
Alpha Bank A.E.	78,200	2,451,582
Aluminium of Greece S.A.I.C.	65,500	1,252,825
OPAP SA	376,363	13,298,138

		17,002,545

Hong Kong — 3.5%
Cathay Pacific Air	714,000	1,776,964
Chaoda Modern Agriculture Holdings Ltd.	834,000	644,230
China Mobile Ltd.	2,270,106	24,372,749
Citic Pacific Ltd.	1,183,000	5,938,299
Hong Kong Electric Holdings Ltd.	573,500	2,893,464
Hong Kong Exchanges and Clearing Ltd.	1,187,200	16,777,369
Orient Overseas International Ltd.	119,307	1,165,727

		53,568,802

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Ireland — 1.6%
Allied Irish Banks PLC	782,697	$21,386,992
Irish Life & Permanent PLC	97,900	2,471,502

		23,858,494

Israel — 2.1%
Teva Pharmaceutical Industries Ltd., ADR	763,700	31,502,625

Italy — 2.8%
Banca Intesa SpA	2,512,200	18,730,305
Banche Popolari Unite Scrl	55,100	1,400,515
Banco Popolare di Verona e Novara Scrl	87,100	2,504,343
Benetton Group SpA	28,000	486,697
Eni SpA	456,461	16,550,093
Fondiaria – Sai SpA	47,400	2,291,601
Merloni Elettrodomestici SpA	70,200	1,635,559
Parmalat Finanziaria SpA, 144A*(g)	448,250	66,736

		43,665,849

Japan — 14.2%
Alpine Electronics, Inc.	57,400	880,638
Alps Electric Co. Ltd.	108,200	1,082,659
Asahi Breweries Ltd.	117,700	1,826,800
Asahi Kasei Corp.	290,000	1,907,817
Cosmo Oil Co. Ltd.	720,000	3,976,447
Daiwa Securities Group, Inc.	125,000	1,332,995
Denki Kagaku Kogyo Kabushiki Kiasha	501,000	2,258,315
Fanuc Ltd.	204,200	21,095,829
Fuji Heavy Industries Ltd.	817,000	3,914,964
Hitachi Information Systems	62,900	1,404,873
Hitachi Ltd.	116,000	824,366
Hokkaido Electric Power Co., Inc.	103,100	2,239,939
Honda Motor Co. Ltd.	197,300	7,210,964
Hosiden Corp.	36,200	479,825
JFE Holdings, Inc.	42,500	2,647,513
Kaken Pharmaceutical Co. Ltd.	16,000	116,564
Kansai Electric Power Co., Inc. (The)	171,500	4,060,284
Kurabo Industries Ltd.	129,000	364,605
Kureha Corp.	346,000	1,717,003
Kyushu Electric Power Co., Inc.	73,200	1,920,292
Marubeni Corp.	101,000	832,609
Mitsubishi Chemical Holdings Corp.	400,000	3,677,563
Mitsubishi Corp.	113,600	2,980,126
Mitsui & Co. Ltd.	222,000	4,426,477
Mitsui Chemicals, Inc.	217,000	1,651,403
NEC Corp.	590,000	3,033,259
Nifco	100,000	2,188,833
Nintendo Co. Ltd.	58,788	21,533,716
Nippon Oil Corp.	715,000	6,654,944
Nippon Paper Group, Inc.	1,000	3,329,949
Nippon Steel Corp.	295,000	2,079,675
Nippon Telegraph and Telephone Corp.	1,200	5,331,168
Nipro Corp.	103,800	2,137,121
Nissan Motor Co. Ltd.	696,700	7,474,848
Nomura Holdings, Inc.	140,800	2,744,528
NTT Docomo, Inc.	3,400	5,384,772
Oji Paper Co. Ltd.	179,000	870,830
Okasan Holdings, Inc.	33,000	219,509
Promise Co. Ltd.	15,100	466,030
QP Corp.	106,300	1,022,207
Rengo Co. Ltd.	142,000	701,206
Ricoh Co. Ltd.	128,000	2,962,843
Santen Pharmaceutical Co. Ltd.	16,900	411,777
Sanwa Shutter Corp.	544,000	3,154,648
Shiseido Co. Ltd.	745,100	15,915,639
SMK Corp.	138,000	920,187
Sumitomo Corp.	183,800	3,358,782
Takefuji Corp.	24,500	823,797
Tanabe Seiyaku Co. Ltd.	178,000	2,122,266
Tokai Tokyo Securities Co.	285,000	1,631,878
Tokyo Electric Power Co.	92,600	2,978,242
Toppan Printing Co. Ltd.	145,000	1,560,406
Toyota Motor Corp.	415,200	26,303,025
Uniden Corp.	106,000	776,544
Yamada Denki Co. Ltd.	109,506	11,455,328
Yokohama Rubber Co. Ltd.	534,200	4,026,295

		218,405,122

Mexico — 3.3%
America Movil, Series L, ADR	325,500	20,158,215
Grupo Mexico SA de CV	2,620,000	16,102,929
Wal-Mart de Mexico SA de CV	3,806,600	14,446,300

		50,707,444

Netherlands — 3.1%
ABN AMRO Holding NV	69,200	3,172,982
Aegon NV	117,400	2,310,669
Fortis Bank	120,500	5,112,114
ING Groep NV	166,100	7,310,694
Koninklijke (Royal) KPN NV	310,500	5,151,441
Koninklijke Luchtvaart Maatschappij NV, 144A*(g)	24,790	364,712
Oce NV	126,300	2,463,309
Royal Dutch Shell PLC (Class A Stock)	40,600	1,652,350
Schlumberger Ltd.	234,900	19,952,406

		47,490,677

Norway — 0.4%
Norsk Hydro ASA	91,500	3,509,518
Yara International ASA	74,900	2,245,955

		5,755,473

Portugal — 0.3%
Banco Comerical Portugues SA	510,200	2,851,270
Energias de Portugal SA	365,100	2,018,869

		4,870,139

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Russia — 1.5%
Gazprom Oao	342,400	$14,346,560
Sberbank	2,200	8,580,000

		22,926,560

Singapore — 0.4%
MobileOne Ltd.	459,090	659,806
Neptune Orient Lines Ltd.	187,000	647,460
Singapore Airlines Ltd.	390,000	4,789,809

		6,097,075

South Korea — 1.3%
Shinhan Financial Group Co. Ltd.	319,500	19,435,947

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	219,000	5,355,624
Banco Santander Central Hispano SA	481,800	8,856,441
Repsol YPF SA	166,600	6,595,452
Telefonica SA	113,200	2,519,161

		23,326,678

Sweden — 0.9%
Electrolux AB, Series B	157,100	3,719,632
Husqvarna AB	13,710	193,566
Husqvarna AB	9,600	135,896
Nordea Bank AB	397,600	6,210,072
SSAB Svenskt Stal AB	88,800	3,364,934

		13,624,100

Switzerland — 8.3%
Baloise Holding Ltd.	30,200	2,978,764
Ciba Specialty Chemicals AG	12,200	792,699
Credit Suisse Group*	124,200	8,817,091
Georg Fischer AG*	4,800	3,622,406
Givaudan SA	11,169	11,013,801
Nestle SA	50,900	19,340,653
Novartis AG	299,333	16,804,730
Rieter Holdings AG	5,000	2,613,663
Roche Holding AG	126,837	22,473,813
Swiss Re	60,700	5,535,847
Swisscom AG	13,500	4,615,390
Syngenta AG	16,000	3,119,212
UBS AG	336,813	20,142,871
Verwaltungs und Privat Bank AG	4,600	1,201,310
Zurich Financial Services AG	13,800	4,266,000

		127,338,250

United Kingdom — 19.6%
Alliance & Leicester PLC	127,100	2,810,009
Amdocs Ltd.*	603,900	24,047,298
Anglo American PLC	36,500	2,142,981
Arm Holdings PLC	218,300	642,214
AstraZeneca PLC	165,500	8,869,288
Aviva PLC	91,300	1,355,323
Barclays PLC	584,700	8,134,879
Beazley Group PLC	619,500	1,819,186
BP PLC	835,700	10,055,405
Bradford & Bingley PLC	287,800	2,266,349
Brit Insurance Holdings PLC	459,500	3,156,756
BT Group PLC	1,465,000	9,750,375
Cadbury Schweppes PLC	666,403	9,044,702
Carnival PLC	263,595	12,597,674
Centrica PLC	186,400	1,448,194
Dairy Crest Group PLC	218,184	2,968,457
Davis Service Group PLC	243,900	3,036,086
DS Smith PLC	528,500	2,444,646
DSG International PLC	494,200	1,566,409
GKN PLC	535,700	4,264,421
GlaxoSmithKline PLC	104,300	2,717,015
HBOS PLC	494,500	9,726,478
Interserve PLC	69,300	659,357
Kingfisher PLC	3,304,806	14,969,023
Legal & General Group PLC	981,300	2,943,959
Lloyds TSB Group PLC	2,378,393	26,439,068
Next PLC	330,165	13,255,214
Northern Foods PLC	104,500	248,037
Old Mutual PLC	461,800	1,556,143
Premier Foods PLC	397,300	2,297,630
Reckitt Benckiser PLC	340,502	18,640,972
Rio Tinto PLC	235,352	18,005,327
Royal & Sun Alliance Insurance Group PLC	806,900	2,347,472
Royal Bank of Scotland Group PLC	517,500	6,548,179
Royal Dutch Shell PLC (Class B Stock)	399,900	16,670,235
SABMiller PLC	676,678	17,132,330
Tate & Lyle PLC	95,300	1,081,490
Taylor Woodrow PLC	187,700	1,351,281
Tomkins PLC	360,200	1,871,040
TT Electronics PLC	87,300	322,567
Vodafone Group PLC	3,513,400	11,772,740
Vodafone Group PLC, ADR	508,000	17,084,040

		300,060,249

TOTAL LONG-TERM INVESTMENTS
(cost $1,271,071,159)		1,484,818,726

SHORT-TERM INVESTMENT — 2.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $39,119,755)(w) (Note 4)	39,119,755	39,119,755

TOTAL INVESTMENTS(o) — 99.4%
(cost $1,310,190,914; Note 6)		1,523,938,481
Other assets in excess of liabilities(x) — 0.6%		9,040,084

NET ASSETS — 100.0%		$1,532,978,565

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
*	Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(o)	As of June 30, 2007, 126 securities representing $838,903,235 and 54.7% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional			Unrealized
Purchase		Amount	Value at Settlement	Current	Appreciation
Contracts		(000)	Date Payable	Value	(Depreciation)

Japanese Yen Expiring 07/03/07	JPY	486,691	$3,951,537	$3,952,821	$1,284
Pound Sterling Expiring 07/03/07	GBP	754	1,514,314	1,514,097	(217)

			$5,465,851	$5,466,918	$1,067

		Notional
Sale		Amount	Value at Settlement	Current	Unrealized
Contract		(000)	Date Receivable	Value	Appreciation

Mexican Peso Expiring 12/06/07	MXN	323,000	$29,690,229	$29,607,074	$83,155

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Financial – Bank & Trust	11.0%
Telecommunications	10.3
Pharmaceuticals	6.4
Chemicals	6.2
Oil, Gas And Consumable Fuels	4.9
Oil & Gas	4.5
Automobile Manufacturers	4.4
Consumer Products & Services	3.6
Diversified Financial Services	3.6
Entertainment & Leisure	3.1
Electronic Components & Equipment	3.0
Retail & Merchandising	2.8
Financial Services	2.6
Affiliated Money Market Mutual Fund	2.5
Insurance	2.5
Metals & Mining	2.3
Utilities	2.1
Food	2.0
Telecommunications – Cellular	1.6
Communication Equipment	1.5
Beverages	1.2
Electric–Integrated	1.2
Steel Producers/Products	1.1
Aerospace/defense	1.1
Diversified Operations	1.1
Commercial Banks	1.1
Metals	1.1
Exploration & Production	0.9
Airlines	0.9
Medical Products	0.9
Clothing & Apparel	0.9
Advertising	0.6
Manufacturing	0.5
Paper & Forest Products	0.5
Conglomerates	0.5
Machinery & Equipment	0.5
Real Estate Investment Trust	0.4
Agriculture	0.4
Office Equipment	0.4
Food Products	0.3
Steel Producers	0.3
Rubber & Tire	0.3
Building & Construction	0.3
Mining	0.2
Trading Companies & Distributors	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (cont’d.)
Building Products	0.2%
Machinery	0.2
Containers & Packaging	0.2
Auto Components	0.1
Automotive Parts	0.1
Industrial Conglomerates	0.1
Diversified Manufacturing	0.1
Financial – Brokerage	0.1
Forest Products	0.1
Commercial Services	0.1
Building Materials	0.1
Computer Services	0.1
Transportation	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,271,071,159)	$1,484,818,726
Affiliated investments (cost $39,119,755)	39,119,755
Cash	5,992,162
Foreign currency, at value (cost $6,385,418)	6,422,166
Receivable for investments sold	4,920,928
Dividends and interest receivable	2,859,386
Tax reclaim receivable	1,596,393
Receivable for fund share sold	1,587,626
Unrealized appreciation on foreign currency forward contracts	84,439
Prepaid expenses	1,828

Total Assets	1,547,403,409

LIABILITIES:
Payable for investments purchased	13,213,409
Advisory fees payable	515,931
Payable for fund share repurchased	511,787
Accrued expenses and other liabilities	174,773
Shareholder servicing fees payable	8,727
Unrealized depreciation on foreign currency forward contracts	217

Total Liabilities	14,424,844

NET ASSETS	$1,532,978,565

Net assets were comprised of:
Paid-in capital	$1,293,566,011
Retained earnings	239,412,554

Net assets, June 30, 2007	$1,532,978,565

Net asset value and redemption price per share, $1,532,978,565/71,482,200 outstanding shares of beneficial interest	$21.45

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $2,767,388 foreign withholding tax)	$22,814,949
Affiliated dividend income	1,079,665
Unaffiliated interest	33,020

23,927,634

EXPENSES
Advisory fees	6,295,884
Shareholder servicing fees and expenses	440,712
Custodian and accounting fees	143,000
Audit fee	11,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Legal fees and expenses	5,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Miscellaneous	16,719

Total expenses	6,933,315

NET INVESTMENT INCOME	16,994,319

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	36,191,221
Foreign currency transactions	(1,680,687)

34,510,534

Net change in unrealized appreciation (depreciation) on:
Investments	117,540,195
Foreign currencies	149,415

117,689,610

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	152,200,144

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$169,194,463

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,994,319	$13,865,852
Net realized gain on investments and foreign currencies	34,510,534	81,341,854
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	117,689,610	70,276,196

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	169,194,463	165,483,902

DISTRIBUTIONS	—	(4,815,327)

FUND SHARE TRANSACTIONS:
Fund share sold [19,669,010 and 50,262,289 shares, respectively]	390,684,401	830,719,013
Fund share issued in reinvestment of distributions [0 and 295,418 shares, respectively]	—	4,815,327
Fund share repurchased [3,326,131 and 12,748,157 shares, respectively]	(65,511,489)	(216,151,070)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	325,172,912	619,383,270

TOTAL INCREASE IN NET ASSETS	494,367,375	780,051,845
NET ASSETS:
Beginning of period	1,038,611,190	258,559,345

End of period	$1,532,978,565	$1,038,611,190

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%		Value
COMMON STOCKS	Shares	(Note 2)

Australia — 1.7%
BHP Billiton Ltd.	309,200	$9,182,783

Belgium — 1.0%
Dexia	169,200	5,285,153

Brazil — 2.8%
Companhia Vale Do Rio Doce, ADR(a)	200,738	8,942,878
Petroleo Brasileiro SA, ADR	53,207	6,452,413

		15,395,291

Egypt — 0.2%
Orascom Construction Industries*	6,334	828,933

Finland — 1.7%
Nokia Oyj	318,610	8,948,252

France — 14.0%
Accor SA	50,000	4,420,039
Axa SA	214,555	9,222,789
BNP Paribas SA	81,090	9,632,163
Compagnie de Saint-Gobain	58,900	6,598,132
Imerys SA	49,800	5,041,315
Lafarge SA	40,000	7,290,118
Pernod Ricard SA	25,600	5,652,158
Sanofi-Aventis SA	85,000	6,866,920
Total SA	266,000	21,566,808

		76,290,442

Germany — 5.5%
BASF AG	27,800	3,651,368
Deutsche Post AG	148,900	4,838,166
E.ON AG	35,200	5,910,373
Linde AG	22,509	2,716,673
SAP AG	71,800	3,691,288
Siemens AG	52,650	7,576,538
Symrise AG*	54,942	1,644,133

		30,028,539

Hong Kong — 4.2%
Esprit Holdings Ltd.	543,500	6,895,232
HSBC Holdings PLC	874,300	15,933,568

		22,828,800

Ireland — 0.8%
Bank of Ireland	214,000	4,322,898

Italy — 5.2%
Banca Intesa SpA	673,100	5,018,457
Eni SpA	435,300	15,782,850
UniCredito Italiano SpA	857,300	7,657,065

		28,458,372

Japan — 19.7%
Astellas Pharmaceutical Co. Ltd.	134,500	5,855,188
Bank of Yokohama Ltd.	482,000	3,382,319
Canon, Inc.	117,050	6,873,271
Daikin Industries Ltd.	115,200	4,200,999
East Japan Railway Co. Ltd.	380	2,931,980
Hirose Electric Co. Ltd.	22,200	2,924,540
Honda Motor Co. Ltd.	160,100	5,851,371
Mitsubishi Corp.	318,800	8,363,241
Mitsubishi Tokyo Financial Group, Inc.	761	8,405,766
Mitsui Fudosan Co. Ltd.	167,000	4,692,954
Mizuho Financial Group, Inc.	708	4,904,966
Nidec Corp.	73,900	4,345,470
Nissan Motor Co. Ltd.	356,000	3,819,501
Nitto Denko Corp.	78,500	3,965,645
Nomura Holdings, Inc.	146,900	2,863,431
Seven & I Holdings Co. Ltd.	117,400	3,356,329
Shin-Etsu Chemical Co. Ltd.	80,300	5,745,730
SMC Corp.	29,800	3,969,299
Sony Corp.	132,600	6,817,121
Sumitomo Corp.	390,700	7,139,695
Sumitomo Mitsui Financial Group, Inc.	711	6,640,812

		107,049,628

Korea — 0.7%
Samsung Electronics Co. Ltd., GDR*	12,300	3,767,616

Mexico — 0.4%
Fomento Economico Mexicano SA de CV, ADR	49,200	1,934,544

Netherlands — 4.7%
Fortis Bank	94,900	4,026,055
ING Groep NV	169,100	7,442,736
Koninklijke (Royal) Philips Electronics NV	128,900	5,462,389
Reed Elsevier NV	232,507	4,418,963
Wolters Kluwer NV	134,400	4,098,546

		25,448,689

Spain — 2.1%
Altadis SA	63,350	4,186,762
Banco Bilbao Vizcaya Argentaria SA	297,900	7,285,115

		11,471,877

Sweden — 1.4%
Ericsson, (L.M.) Telefonaktiebolaget (Class B Stock)	1,911,200	7,623,573

Switzerland — 11.4%
ABB Ltd.	238,400	5,375,391
Adecco SA	54,250	4,196,895
Holcim Ltd.	63,428	6,850,073
Nestle SA	25,300	9,613,330
Novartis AG	147,400	8,275,122
Roche Holding AG	49,250	8,726,439
UBS AG (virt - X)	200,200	11,972,824
Zurich Financial Services AG	21,900	6,769,956

		61,780,030

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR*	266,724	2,968,642

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

United Kingdom — 21.6%
Barclays PLC	684,200	$9,519,213
BG Group PLC	444,400	7,284,857
BHP Billiton PLC	73,900	2,052,857
British Land Co. PLC	137,800	3,687,432
Burberry Group PLC	294,366	4,032,164
Centrica PLC	395,976	3,076,448
GlaxoSmithKline PLC	422,000	10,993,100
ICAP PLC	464,379	4,576,935
Kingfisher PLC	798,568	3,617,091
Man Group PLC	339,900	4,134,517
Schroder PLC	167,700	4,284,341
Smith & Nephew PLC	516,144	6,395,025
Standard Chartered PLC	295,000	9,622,124
Tesco PLC	1,303,800	10,908,503
Vodafone Group PLC	3,936,750	13,191,306
William Morrison Supermarkets PLC	739,700	4,467,508
Wolseley PLC	330,600	7,934,303
WPP GROUP PLC	499,632	7,472,733

		117,250,457

TOTAL LONG-TERM INVESTMENTS
(cost $371,810,452)		540,864,519

SHORT-TERM INVESTMENT — 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $3,924,013; includes $2,271,261 of cash collateral for securities on loan)(b)(w) (Note 4)	3,924,013	3,924,013

TOTAL INVESTMENTS(o) — 100.3%
(cost $375,734,465; Note 6)		544,788,532
Liabilities in excess of other assets — (0.3)%		(1,528,005)

NET ASSETS — 100.0%		$543,260,527

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $2,238,147; cash collateral of $2,271,261 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2007, 56 securities representing $374,895,301 and 69.0% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Commercial Banks	15.8%
Oil, Gas & Consumable Fuels	9.4
Pharmaceuticals	7.5
Trading Companies & Distributors	4.3
Food & Staples Retailing	3.5
Construction Materials	3.5
Metals & Mining	3.3
Financial Services	3.3
Communication Equipment	3.1
Media	2.9
Insurance	2.9
Diversified Financial Services	2.6
Chemicals	2.5
Telecommunications	2.4
Financial – Bank & Trust	2.2
Building Products	2.0
Specialty Retail	1.9
Automobiles	1.8
Food Products	1.8
Real Estate Management & Development	1.5
Beverages	1.4
Industrial Conglomerates	1.4
Electronic Equipment & Instruments	1.3
Office Electronics	1.3
Electronic Components & Equipment	1.2
Health Care Equipment & Supplies	1.2
Utilities	1.1
Household Durables	1.0
Oil & Gas	1.0
Air Freight & Logistics	0.9
Diversified Operations	0.8
Lodging	0.8
Capital Markets	0.8
Commercial Services & Supplies	0.8
Tobacco	0.8
Clothing & Apparel	0.7
Machinery	0.7
Affiliated Money Market Mutual Fund (0.4% represents investments purchased with collateral from securities on loan)	0.7
Semiconductor & Semiconductor Equipment	0.7
Software	0.7
Multi-utilities	0.6
Semiconductors	0.6
Railroads	0.5
Construction & Engineering	0.5
Diversified Minerals	0.4
Construction	0.2

100.3
Liabilities in excess of other assets	(0.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $2,238,147:
Unaffiliated investments (cost $371,810,452)	$540,864,519
Affiliated investments (cost $3,924,013)	3,924,013
Cash	31,483
Foreign currency, at value (cost $2,464,856)	2,472,185
Tax reclaim receivable	1,421,702
Dividends and interest receivable	1,216,377
Receivable for fund share sold	12,139
Prepaid expenses	3,610

Total Assets	549,946,028

LIABILITIES:
Payable for fund share repurchased	2,815,436
Payable to broker for collateral for securities on loan	2,271,261
Payable for investments purchased	1,290,036
Advisory fees payable	187,701
Accrued expenses and other liabilities	117,957
Shareholder servicing fees payable	3,110

Total Liabilities	6,685,501

NET ASSETS	$543,260,527

Net assets were comprised of:
Paid-in capital	$423,764,964
Retained earnings	119,495,563

Net assets, June 30, 2007	$543,260,527

Net asset value and redemption price per share, $543,260,527/20,383,970 outstanding shares of beneficial interest	$26.65

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $987,610 foreign withholding tax)	$8,544,896
Affiliated dividend income	248,734
Unaffiliated interest	4,722
Affiliated income from securities lending, net	431

8,798,783

EXPENSES
Advisory fees	2,304,876
Shareholder servicing fees and expenses	185,217
Custodian and accounting fees	110,000
Audit fee	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	6,000
Loan interest expense (Note 7)	4,068
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Miscellaneous	9,087

Total expenses	2,651,248

NET INVESTMENT INCOME	6,147,535

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	19,568,350
Foreign currency transactions	38,271

19,606,621

Net change in unrealized appreciation (depreciation) on:
Investments	21,179,506
Foreign currencies	12,417

21,191,923

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	40,798,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,946,079

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$6,147,535	$7,468,243
Net realized gain on investments and foreign currencies	19,606,621	34,657,465
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	21,191,923	56,814,473

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,946,079	98,940,181

DISTRIBUTIONS	—	(5,945,843)

FUND SHARE TRANSACTIONS:
Fund share sold [1,650,072 and 4,071,353 shares, respectively]	41,796,388	90,889,176
Fund share issued in reinvestment of distributions [0 and 272,870 shares, respectively]	—	5,945,843
Fund share repurchased [2,771,406 and 6,192,260 shares, respectively]	(69,654,860)	(135,045,036)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(27,858,472)	(38,210,017)

TOTAL INCREASE IN NET ASSETS	19,087,607	54,784,321
NET ASSETS:
Beginning of period	524,172,920	469,388,599

End of period	$543,260,527	$524,172,920

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 94.7%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace & Defense — 2.3%
Goodrich Corp.	23,500	$1,399,660
Northrop Grumman Corp.	364,800	28,406,976
United Technologies Corp.	262,800	18,640,404

		48,447,040

Agriculture — 1.0%
UST, Inc.(a)	412,900	22,176,859

Auto Components — 0.7%
Johnson Controls, Inc.	87,900	10,176,183
Magna International, Inc. (Class A Stock)	60,750	5,527,643

		15,703,826

Banks — 0.4%
Bank of New York Co., Inc. (The)*	195,100	8,084,944

Biotechnology — 0.6%
Amgen, Inc.*	236,000	13,048,440

Chemicals — 1.9%
Air Products & Chemicals, Inc.	83,900	6,743,043
Dow Chemical Co.	116,100	5,133,942
Eastman Chemical Co.	250,700	16,127,531
PPG Industries, Inc.	1,300	98,943
Praxair, Inc.	53,400	3,844,266
Rohm & Haas Co.(a)	178,400	9,754,912

		41,702,637

Commercial Banks — 5.6%
Bank of America Corp.(a)	1,322,309	64,647,687
BB & T Corp.	50,100	2,038,068
KeyCorp	194,600	6,680,618
State Street Corp.	65,500	4,480,200
TCF Financial Corp.(a)	146,600	4,075,480
U.S. BanCorp	645,000	21,252,750
UnionBanCal Corp.	73,800	4,405,860
Wells Fargo & Co.	367,700	12,932,009
Zions BanCorp	2,700	207,657

		120,720,329

Commercial Services — 0.1%
Avis Budget Group*	40,460	1,150,278

Computer Services & Software — 0.3%
Altera Corp.(a)	80,800	1,788,104
Hewlett-Packard Co.	94,100	4,198,742

		5,986,846

Computers — 1.3%
Affiliated Computer Services, Inc. (Class A Stock)*	7,200	408,384
Electronic Data Systems Corp.	749,750	20,790,567
International Business Machines Corp.(a)	64,100	6,746,525

		27,945,476

Computers & Peripherals — 0.1%
Sun Microsystems, Inc.*	323,100	1,699,506

Conglomerates — 0.1%
Textron, Inc.(a)	14,600	1,607,606

Construction — 0.2%
KB Home	22,600	889,762
Toll Brothers, Inc.*(a)	147,200	3,677,056

		4,566,818

Consumer Products & Services — 1.2%
Avon Products, Inc.	46,300	1,701,525
Procter & Gamble Co.	386,100	23,625,459

		25,326,984

Diversified — 0.1%
Vornado Realty Trust(a)	28,100	3,086,504

Diversified Financial Services — 5.6%
Capital One Financial Corp.	116,300	9,122,572
CIT Group, Inc.(a)	226,600	12,424,478
Citigroup, Inc.	875,500	44,904,395
E*Trade Financial Corp.*	37,100	819,539
Fannie Mae	531,100	34,696,763
JPMorgan Chase & Co.	372,400	18,042,780

		120,010,527

Electric Utilities — 4.1%
American Electric Power Co., Inc.	124,900	5,625,496
CMS Energy Corp.(a)	331,800	5,706,960
Consolidated Edison, Inc.(a)	63,800	2,878,656
Dominion Resources, Inc.	71,100	6,136,641
Edison International	222,100	12,464,252
Exelon Corp.	296,200	21,504,120
FirstEnergy Corp.	143,900	9,314,647
FPL Group, Inc.	176,350	10,006,099
Northeast Utilities	152,600	4,327,736
PG&E Corp.	29,700	1,345,410
Pinnacle West Capital Corp.	32,600	1,299,110
SCANA Corp.	59,300	2,270,597
Sierra Pacific Resources*	255,600	4,488,336

		87,368,060

Electronic Components — 0.1%
LSI Logic Corp.*	131,600	988,316

Entertainment & Leisure — 0.1%
Royal Caribbean Cruises Ltd.	63,000	2,707,740

Exchange Traded Fund — 0.7%
iShares Russell 1000 Value Index Fund	180,960	15,696,470

Financial – Bank & Trust — 2.9%
Comerica, Inc.(a)	146,000	8,682,620
Hudson City Bancorp, Inc.(a)	61,300	749,086
PNC Financial Services Group, Inc.	74,700	5,347,026
Sovereign Bancorp, Inc.(a)	316,649	6,693,960
SunTrust Banks, Inc.	87,800	7,527,972
Wachovia Corp.	658,451	33,745,614

		62,746,278

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial – Brokerage — 0.2%
MGIC Investment Corp.(a)	68,900	$3,917,654

Financial Services — 2.8%
Bear Stearns Cos., Inc.(a)	24,900	3,486,000
Franklin Resources, Inc.	22,300	2,954,081
Freddie Mac	505,550	30,686,885
Morgan Stanley	259,200	22,756,644
TD Ameritrade Holding Corp.*(a)	52,500	1,050,000

		60,933,610

Food & Staples Retailing — 1.2%
Safeway, Inc.	165,900	5,645,577
SUPERVALU, Inc.	99,200	4,594,944
Wal-Mart Stores, Inc.	342,900	16,496,919

		26,737,440

Food Products — 0.6%
General Mills, Inc.	39,900	2,330,958
Kellogg Co.	77,200	3,998,188
Kraft Foods, Inc. (Class A Stock)	158,447	5,585,257
Sysco Corp.	36,000	1,187,640

		13,102,043

Forest & Paper Products — 0.2%
Domtar Corp. (Canada)*	469,994	5,245,133

Healthcare Providers & Services — 2.4%
Aetna, Inc.	312,000	15,412,800
Tenet Healthcare Corp.*(a)	1,092,900	7,114,779
UnitedHealth Group, Inc.	450,300	23,028,342
WellPoint, Inc.*	77,200	6,162,876

		51,718,797

Healthcare Services — 0.2%
Biogen Idec, Inc.*	38,200	2,043,700
Quest Diagnostics, Inc.	27,400	1,415,210

		3,458,910

Home Builders — 1.3%
Centex Corp.(a)	178,300	7,149,830
Lennar Corp. (Class A Stock)(a)	553,700	20,243,272
Lennar Corp. (Class B Stock)	40,550	1,425,738

		28,818,840

Hotels, Restaurants & Leisure — 1.1%
Carnival Corp. (Panama)(a)	79,500	3,877,215
McDonald’s Corp.	128,900	6,542,964
Starwood Hotels & Resorts
Worldwide, Inc.	27,500	1,844,425
Wyndham Worldwide Corp.*	167,320	6,067,023
Yum! Brands, Inc.	182,700	5,977,944

		24,309,571

Household Products — 0.2%
Colgate-Palmolive Co.	62,100	4,027,185

Industrial Conglomerates — 2.6%
3M Co.(a)	269,700	23,407,263
Tyco International Ltd. (Bermuda)*	947,600	32,019,404

		55,426,667

Insurance — 7.7%
AFLAC, Inc.	65,500	3,366,700
AMBAC Financial Group, Inc.(a)	121,700	10,611,023
American International Group, Inc.	117,400	8,221,522
Assurant, Inc.	81,000	4,772,520
Axis Capital Holdings Ltd.	50,700	2,060,955
Chubb Corp.	239,000	12,939,460
Genworth Financial, Inc. (Class A Stock)	725,300	24,950,320
Hanover Insurance Group, Inc. (The)	118,200	5,766,978
Hartford Financial Service Group, Inc.	128,900	12,697,939
Lincoln National Corp.	13,700	972,015
MBIA, Inc.	162,000	10,079,640
MetLife, Inc.	375,250	24,196,120
Protective Life Corp.	39,600	1,893,276
RenaissanceRe Holdings Ltd.	58,400	3,620,216
Travelers Cos., Inc. (The)	273,950	14,656,325
UnumProvident Corp.(a)	538,850	14,069,373
W.R. Berkley Corp.	48,000	1,561,920
XL Capital Ltd. (Class A Stock) (Cayman Islands)(a)	116,800	9,845,072

		166,281,374

IT Services
Cognizant Technology Solutions Corp. (Class A Shares)*	3,300	247,797

Machinery
Deere & Co.	7,200	869,328

Machinery & Equipment — 0.3%
Caterpillar, Inc.	57,300	4,486,590
Rockwell Automation, Inc.	33,000	2,291,520

		6,778,110

Media — 2.2%
CBS Corp. (Class B Stock)	160,400	5,344,528
Comcast Corp. (Class A Stock)*(a)	155,900	4,383,908
Idearc, Inc.	354,200	12,513,886
News Corp. (Class A Stock)	459,000	9,735,390
Time Warner, Inc.(a)	130,300	2,741,512
Walt Disney Co. (The)	369,500	12,614,730

		47,333,954

Medical Supplies & Equipment — 0.3%
Johnson & Johnson	61,400	3,783,468
McKesson Corp.	8,900	530,796
Sepracor, Inc.*(a)	24,500	1,004,990

		5,319,254

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Metals & Mining — 0.8%
Alcoa, Inc.	330,350	$13,389,085
United States Steel Corp.	43,500	4,730,625

		18,119,710

Miscellaneous Manufacturers — 3.3%
Dover Corp.	90,800	4,644,420
Eaton Corp.	40,800	3,794,400
General Electric Co.	1,494,600	57,213,288
Illinois Tool Works, Inc.	38,200	2,070,058
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	57,600	3,157,632

		70,879,798

Multi-Utilities — 0.1%
Xcel Energy, Inc.	142,800	2,923,116

Oil & Gas Equipment & Services — 0.1%
Pride International, Inc.*	32,000	1,198,720

Oil, Gas & Consumable Fuels — 13.7%
Anadarko Petroleum Corp.	357,400	18,581,226
Apache Corp.(a)	259,000	21,131,810
BJ Services Co.	4,800	136,512
ChevronTexaco Corp.	574,000	48,353,760
ConocoPhillips	775,300	60,861,050
Devon Energy Corp.(a)	383,900	30,055,531
Encana Corp.	79,300	4,872,985
EOG Resources, Inc.(a)	30,100	2,199,106
Exxon Mobil Corp.	474,200	39,775,896
Halliburton Co.	2,200	75,900
Hess Corp.	89,100	5,253,336
Marathon Oil Corp.	16,500	989,340
Occidental Petroleum Corp.	457,700	26,491,676
Royal Dutch Shell PLC, ADR (United Kingdom)	136,000	11,335,600
Schlumberger Ltd. (Netherlands)	48,500	4,119,590
Sunoco, Inc.	80,200	6,390,336
Valero Energy Corp.	56,800	4,195,248
XTO Energy, Inc.	144,200	8,666,420

		293,485,322

Paper & Forest Products — 0.2%
Weyerhaeuser Co.	48,950	3,863,624

Pharmaceuticals — 5.4%
Abbott Laboratories	88,100	4,717,755
Eli Lilly & Co.	368,300	20,580,604
Merck & Co., Inc.	251,800	12,539,640
Pfizer, Inc.	1,438,600	36,785,002
Schering-Plough Corp.	257,900	7,850,476
Wyeth	596,000	34,174,640

		116,648,117

Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co. (Class A Stock)(a)	28,700	1,447,054
Boston Properties, Inc.(a)	26,000	2,655,380
Duke Realty Corp.	52,500	1,872,675
Health Care Property Investors, Inc.(a)	90,500	2,618,165
Hospitality Properties Trust(a)	101,400	4,207,086
Host Marriot Corp.	49,500	1,144,440
ProLogis	111,800	6,361,420
Simon Property Group, Inc.	4,900	455,896

		20,762,116

Retail & Merchandising — 1.0%
Abercrombie & Fitch Co. (Class A Stock)	12,400	904,952
CVS/Caremark Corp.	39,300	1,432,485
Family Dollar Stores, Inc.(a)	56,500	1,939,080
J.C. Penney Co., Inc.	34,400	2,489,872
Kohl’s Corp.*	38,700	2,748,861
Lowe’s Co., Inc. (a)	143,800	4,413,222
Macy’s, Inc.	137,800	5,481,684
Target Corp.(a)	21,900	1,392,840
TJX Cos., Inc.(a)	800	22,000

		20,824,996

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp. (Class A Stock)*	20,800	608,400
Xilinx, Inc.(a)	75,900	2,031,843

		2,640,243

Software — 3.1%
BMC Software, Inc.*(a)	264,000	7,999,200
CA, Inc.(a)	895,604	23,133,451
First Data Corp.	269,700	8,811,099
Microsoft Corp.	924,550	27,246,489

		67,190,239

Specialty Retail — 2.6%
AutoNation, Inc.*(a)	213,300	4,786,452
Borders Group, Inc.	169,400	3,228,764
Gap, Inc.	401,900	7,676,290
Home Depot, Inc. (The)	786,600	30,952,710
Staples, Inc.	362,400	8,599,752

		55,243,968

Telecommunication Services — 0.1%
Crown Castle International Corp.*(a)	66,700	2,419,209

Telecommunications — 4.0%
AT&T, Inc.	921,400	38,238,100
Cisco Systems, Inc.*	140,400	3,910,140
Corning, Inc.*	140,200	3,582,110
Juniper Networks, Inc.*(a)	20,000	503,400
Motorola, Inc.	10,800	191,160
Sprint Nextel Corp.	157,800	3,268,038
Verizon Communications, Inc.(a)	888,100	36,563,077

		86,256,025

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Textiles, Apparel & Luxury Goods — 0.4%
Jones Apparel Group, Inc.(a)	274,200	$7,746,150
NIKE, Inc. (Class B Stock)	13,000	757,770

		8,503,920

Thrifts & Mortgage Finance — 1.6%
Countrywide Financial Corp.(a)	188,300	6,844,705
Washington Mutual, Inc.(a)	667,450	28,460,068

		35,304,773

Tobacco — 3.2%
Altria Group, Inc.	918,250	64,406,055
Imperial Tobacco Group, ADR (United Kingdom)	41,100	3,790,653

		68,196,708

Transportation — 0.6%
Burlington Northern Santa Fe Corp.	15,100	1,285,614
CSX Corp.	5,700	256,956
FedEx Corp.	21,300	2,363,661
Norfolk Southern Corp.	182,700	9,604,539

		13,510,770

Utilities — 0.7%
DTE Energy Co.	35,200	1,697,344
Dynegy, Inc.*	62,200	587,168
TXU Corp.	183,200	12,329,360

		14,613,872

TOTAL LONG-TERM INVESTMENTS
(cost $1,848,767,566)		2,037,882,397

SHORT-TERM INVESTMENT — 17.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $368,977,774; includes $261,207,725 cash collateral for securities on loan)(b)(w) (Note 4)	368,977,774	368,977,774

TOTAL INVESTMENTS — 111.9%
(cost $2,217,745,340; Note 6)		2,406,860,171
Liabilities in excess of other assets(x) — (11.9)%		(255,756,485)

NET ASSETS — 100.0%		$2,151,103,686

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $251,805,926; cash collateral of $261,207,725 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net realized depreciation on futures contracts as follows:

Futures contract open at June 30, 2007:

Number			Value at	Value at
of		Expiration	Trade	June 30,	Unrealized
Contracts	Type	Date	Date	2007	Depreciation

Long Positions:
174	S&P 500	Sept 07(1)	$66,813,247	$65,919,900	$(893,347)

(1)	Cash of $1,893,900 has been segregated with the custodian to cover requirements for the above open futures contracts at June 30, 2007.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (12.1% represents investments purchased with collateral from securities on loan)	17.2%
Oil, Gas & Consumable Fuels	13.7
Insurance	7.7
Commercial Banks	5.6
Diversified Financial Services	5.6
Pharmaceuticals	5.4
Electric Utilities	4.1
Telecommunications	4.0
Miscellaneous Manufacturers	3.3
Tobacco	3.2
Software	3.1
Financial – Bank & Trust	2.9
Financial Services	2.8
Industrial Conglomerates	2.6
Specialty Retail	2.6
Healthcare Providers & Services	2.4
Aerospace & Defense	2.3
Media	2.2
Chemicals	1.9
Thrifts & Mortgage Finance	1.6
Home Builders	1.3
Computers	1.3
Food & Staples Retailing	1.2
Consumer Products & Services	1.2
Hotels, Restaurants & Leisure	1.1
Agriculture	1.0
Retail & Merchandising	1.0
Real Estate Investment Trusts	1.0
Metals & Mining	0.8
Auto Components	0.7
Exchange Traded Funds	0.7
Utilities	0.7
Transportation	0.6
Food Products	0.6
Biotechnology	0.6
Textiles, Apparel & Luxury Goods	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (cont’d.)
Banks	0.4%
Machinery & Equipment	0.3
Computer Services & Software	0.3
Medical Supplies & Equipment	0.3
Forest & Paper Products	0.2
Construction	0.2
Household Products	0.2
Financial – Brokerage	0.2
Paper & Forest Products	0.2
Healthcare Services	0.2
Diversified	0.1
Multi-utilities	0.1
Entertainment & Leisure	0.1
Semiconductors & Semiconductor Equipment	0.1
Telecommunication Services	0.1
Computers & Peripherals	0.1
Conglomerates	0.1
Oil & Gas Equipment & Services	0.1
Commercial Services	0.1
Electronic Components	0.1

111.9
Liabilities in excess of other assets	(11.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $251,805,926:
Unaffiliated investments (cost $1,848,767,566)	$2,037,882,397
Affiliated investments (cost $368,977,774)	368,977,774
Cash	1,893,900
Receivable for investments sold	7,301,297
Dividends and interest receivable	2,883,242
Receivable for fund share sold	2,132,476
Prepaid expenses	5,483

Total Assets	2,421,076,569

LIABILITIES:
Payable to broker for collateral for securities on loan	261,207,725
Payable for investments purchased	4,064,617
Payable to custodian	3,368,573
Advisory fees payable	583,632
Payable for fund share repurchased	317,479
Accrued expenses and other liabilities	246,988
Due to broker-variation margin	171,460
Shareholder servicing fees payable	12,409

Total Liabilities	269,972,883

NET ASSETS	$2,151,103,686

Net assets were comprised of:
Paid-in capital	$1,751,218,852
Retained earnings	399,884,834

Net assets, June 30, 2007	$2,151,103,686

Net asset value and redemption price per share, $2,151,103,686/101,278,299 outstanding shares of beneficial interest	$21.24

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $6,630 foreign withholding tax)	$23,329,872
Affiliated dividend income	2,385,806
Affiliated income from securities lending, net	147,871

25,863,549

EXPENSES
Advisory fees	7,954,306
Shareholder servicing fees and expenses	742,310
Custodian and accounting fees	130,000
Loan interest expense (Note 7)	15,473
Trustees’ fees	12,000
Insurance expenses	9,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Legal fees and expenses	5,000
Shareholders’ reports	4,000
Miscellaneous	12,347

Total expenses	8,901,436

NET INVESTMENT INCOME	16,962,113

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	109,469,218
Futures transactions	1,093,232

110,562,450

Net change in unrealized appreciation (depreciation) on:
Investments	(22,590,457)
Futures	(1,557,610)

(24,148,067)

NET GAIN ON INVESTMENTS	86,414,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,376,496

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,962,113	$25,724,672
Net realized gain on investments	110,562,450	59,502,966
Net change in unrealized appreciation (depreciation) on investments	(24,148,067)	182,912,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	103,376,496	268,139,666

DISTRIBUTIONS	—	(36,311,390)

FUND SHARE TRANSACTIONS:
Fund share sold [18,153,703 and 69,892,109 shares, respectively]	377,192,887	1,278,884,493
Fund share issued in reinvestment of distributions [0 and 2,024,047 shares, respectively]	—	36,311,390
Fund share repurchased [23,614,636 and 9,868,946 shares, respectively]	(480,805,070)	(180,909,076)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(103,612,183)	1,134,286,807

TOTAL INCREASE (DECREASE) IN NET ASSETS	(235,687)	1,366,115,083
NET ASSETS:
Beginning of period	2,151,339,373	785,224,290

End of period	$2,151,103,686	$2,151,339,373

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.0%					Principal
	Moody’s	Interest		Maturity	Amount	Value
	Ratings	Rate		Date	(000)#	(Note 2)

CONVERTIBLE BONDS — 14.2%
Aerospace/Defense — 1.1%
EDO Corp., Sr. Sub. Notes	NR	4.00%		11/15/25	$1,750	$2,014,687
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%		08/01/35	2,000	2,265,000
Lockheed Martin Corp., Sr. Notes, (3.018% until 8/15/08)	Baa1	5.11	%(v)	08/15/33	1,500	2,015,100

						6,294,787

Agriculture — 0.3%
Archer-Daniels-Midland Co., Sr. Notes, 144A(g)	A(d)	0.875%		02/15/14	1,500	1,425,000

Beverages — 0.3%
Molson Coors Brewing Co., Sr. Unsec’d. Notes	BBB(d)	2.50%		07/30/13	1,500	1,558,125

Building & Construction — 0.6%
Fluor Corp., Sr. Unsec’d. Notes	A3	1.50%		02/15/24	1,800	3,593,250

Computer Services & Software — 0.4%
Intel Corp., Jr. Sub. Notes(a)	A-(d)	2.95%		12/15/35	1,000	953,750
Trizetto Group, Inc., Sr. Notes, 144A(g)	NR	1.125%		04/15/12	1,500	1,537,500

						2,491,250

Consulting Services — 0.5%
FTI Consulting, Inc., Sr. Sub. Notes	B1	3.75%		07/15/12	2,000	2,820,000

Electronics — 0.9%
Cypress Semiconductor Corp., Sr. Notes, 144A(g)	NR	1.00%		09/15/09	550	607,750
Flir Systems, Inc., Sr. Notes	NR	3.00%		06/01/23	1,000	2,120,000
Millipore Corp., Sr. Notes	BB-(d)	3.75%		06/01/26	2,000	2,142,500

						4,870,250

Energy — 0.4%
Quicksilver Resources, Inc., Bonds	NR	1.875%		11/01/24	1,500	2,396,250

Financial – Bank & Trust — 0.1%
BNP Paribas, Notes, 144A(g)	Aa1	6.70%		12/14/07	575	633,650

Financial Service — 0.4%
Lehman Brothers Holdings, Inc., Notes	A1	0.45%		12/27/13	2,500	2,413,000

Health Services — 0.4%
Invitrogen Corp., Sr. Unsec’d. Notes	NR	3.25%		06/15/25	2,000	2,032,500

Healthcare Services — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	A2	0.125%		02/11/11	1,500	1,357,500

Hotels — 0.3%
Hilton Hotels Corp., Sr. Notes	Ba1	3.375%		04/15/23	1,000	1,506,250

Integrated Energy — 0.5%
Devon Energy Corp., Debs.	Baa2	4.90%		08/15/08	1,750	2,751,875

Internet Services — 0.3%
Equinix, Inc., Sub. Notes	NR	2.50%		04/15/12	1,500	1,560,000

Machinery — 0.6%
Roper Industries, Inc., Bonds (1.48% until 01/15/09)	B1	zero	%(v)	01/15/34	4,500	3,245,625

Media – Broadcasting — 0.3%
Sinclair Broadcast Group, Inc., Bonds	NR	6.00%		09/15/12	1,500	1,440,000

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
CONVERTIBLE BONDS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Media – Diversified — 0.7%
Liberty Media Corp. LLC, Sr. Notes	Ba2	3.50%		01/15/31	$1,256	$1,237,235
Liberty Media Corp. LLC, Debs.	Ba2	3.25%		03/15/31	2,000	1,705,000
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	2.125%		04/15/23	1,000	1,197,500

						4,139,735

Metals/Mining Excluding Steel — 0.5%
Placer Dome, Inc., Sr. Notes	Baa1	2.75%		10/15/23	2,000	2,530,000

Oil Field Equipment & Services — 0.7%
Hanover Compress Co., Sr. Notes	B3	4.75%		01/15/14	1,000	1,737,500
Schlumberger Ltd., Sr. Unsec’d. Notes	A1	1.50%		06/01/23	1,000	2,346,250

						4,083,750

Pharmaceuticals — 1.2%
CV Therapeutics, Inc., Sr. Sub. Notes	NR	3.25%		08/16/13	2,000	1,760,000
deCODE Genetics, Inc., Sr. Notes	NR	3.50%		04/15/11	330	240,075
Genzyme Corp., Sr. Unsec’d. Notes	BBB(d)	1.25%		12/01/23	2,250	2,362,500
Wyeth, Sr. Unsec’d. Notes	A3	4.877	%(c)	01/15/24	2,000	2,262,400

						6,624,975

Printing & Publishing — 0.2%
Omnicom Group, Inc., Sr. Notes(a)	Baa1	Zero		07/01/38	1,000	1,088,750

Railroads — 0.4%
CSX Corp., Debs.	Baa3	Zero		10/30/21	1,250	1,998,438

Software — 0.8%
Electronic Data Systems Corp., Sr. Notes	Ba1	3.875%		07/15/23	2,500	2,531,250
Symantec Corp., Sr. Notes	NR	0.75%		06/15/11	1,750	2,038,750

						4,570,000

Support-Services — 0.6%
CRA International, Inc., Sub. Debs.	NR	2.875%		06/15/34	2,500	3,434,375

Telecom – Integrated/Services — 0.3%
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	1,000	1,752,500

Telecom – Wireless — 0.9%
Nextel Communications, Inc., Gtd. Notes(a)	Baa3	7.375%		08/01/15	5,000	4,997,855

Telecommunications — 0.3%
LSI Corp., Sub. Notes	B+(d)	4.00%		05/15/10	1,500	1,453,125

TOTAL CONVERTIBLE BONDS
(cost $68,519,659)						79,062,815

CORPORATE OBLIGATIONS — 65.8%
Aerospace/Defense — 1.4%
DRS Technologies, Inc., Gtd. Notes	B3	6.875%		11/01/13	2,000	1,940,000
Hawker Beechcraft Acquistion Co. LLC, Sr. Notes, 144A(g)	B3	8.50%		04/01/15	1,725	1,781,063
L-3 Communications Corp., Sr. Unsec’d. Notes	Ba3	6.125%		01/15/14	3,500	3,298,750
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	700	673,750

						7,693,563

Agency — 0.4%
Freddic Mac Corp., Notes	Aaa	5.125%		04/18/11	2,500	2,490,848

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Apparel & Textile — 0.5%
INVISTA, Notes, 144A(g)	Ba3	9.25%		05/01/12	$2,250	$2,379,375
Quicksilver Resources, Inc., Gtd. Notes	B1	7.125%		04/01/16	500	482,500

						2,861,875

Auto Loans — 0.9%
Ford Motor Credit Co. LLC, Sr. Notes(a)	B1	7.25%		10/25/11	2,500	2,406,080
General Motors Acceptance Corp. LLC, Notes	Ba1	7.25%		03/02/11	2,500	2,491,803

						4,897,883

Automotive — 1.3%
Ford Capital BV, Debs.	Caa1	9.50%		06/01/10	1,250	1,268,750
General Motors Corp., Notes(a)	Caa1	7.20%		01/15/11	4,235	4,070,894
General Motors Corp., Sr. Unsub. Notes(a)	Caa1	8.375%		07/15/33	550	501,875
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	1,600	1,668,000

						7,509,519

Automotive Parts & Equipment — 1.1%
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	Caa1	8.375%		12/15/14	2,000	1,865,000
Lear Corp., Gtd. Notes	B3	8.50%		12/01/13	1,350	1,296,000
Stanadyne Corp., Sr. Sub. Notes	Caa1	10.00%		08/15/14	950	1,004,625
Tenneco, Inc., Gtd. Notes(a)	B3	8.625%		11/15/14	1,000	1,030,000
TRW Automotive, Inc., Gtd. Notes, 144A(g)	Ba3	7.25%		03/15/17	1,050	1,000,125

						6,195,750

Beverages — 0.3%
Cerveceria Nacional Dominicana C por A, Sr. Unsub. Notes, 144A(a)(g)	Ba3	8.00%		03/27/14	675	695,250
Constellation Brands, Inc., Sr. Notes, 144A(g)	Ba3	7.25%		05/15/17	1,150	1,121,250

						1,816,500

Building & Construction — 0.1%
William Lyon Homes, Inc., Gtd. Notes	Caa1	10.75%		04/01/13	750	705,000

Building Materials — 0.8%
Associated Materials, Inc., (Zero Coupon until 03/01/09), Sr. Disc. Notes(a)	Caa2	11.25	%(v)	03/01/14	1,500	1,117,500
Belden, Inc., Sr. Sub. Notes, 144A(g)	Ba2	7.00%		03/15/17	1,350	1,329,750
Interline Brands, Inc., Sr. Sub. Notes(a)	B3	8.125%		06/15/14	2,000	2,015,000
K Hovnanian Enterprises, Inc., Sr. Notes	Ba3	8.625%		01/15/17	250	240,000

						4,702,250

Building Materials – Fixtures & Fittings — 0.2%
NTK Holdings, Inc., (Zero Coupon until 09/01/09), Sr. Disc. Notes(a)	Caa1	10.75	%(v)	03/01/14	1,200	870,000

Cable Television — 1.8%
CCH I Holdings LLC, Gtd. Notes(a)	Caa3	11.75%		05/15/14	2,875	2,824,687
CCH I Holdings LLC/CCH I Holdings Capital Corp., Sec’d. Notes	Caa2	11.00%		10/01/15	4,600	4,801,250
General Cable Corp., Sr. Notes, 144A(g)	B1	7.125%		04/01/17	650	643,500
Univision Communications, Inc., PIK, Sr. Notes, 144A(a)(g)	B3	9.75%		03/15/15	1,500	1,481,250

						9,750,687

Chemicals — 4.3%
Airgas, Inc., Gtd. Notes	Ba2	6.25%		07/15/14	1,600	1,536,000
Equistar Chemicals LP, Debs.	B1	7.55%		02/15/26	3,500	3,193,750
Hercules, Inc., Gtd. Notes	Ba3	6.75%		10/15/29	2,500	2,425,000
Huntsman LLC, Gtd. Notes	Ba3	11.50%		07/15/12	660	732,600

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate	Date	(000)#	(Note 2)

Chemicals (cont’d.)
Ineos Group Holdings, PLC., Gtd. Notes, 144A(g) (United Kingdom)	B2	8.50%	02/15/16	$3,250	$3,176,875
Lyondell Chemical Co., Gtd. Notes(a)	B1	8.00%	09/15/14	2,000	2,055,000
MacDermid, Inc., Sr. Sub. Notes, 144A(g)	Caa1	9.50%	04/15/17	1,000	1,005,000
Mosaic Co. (The), Sr. Notes, 144A(g)	B1	7.375%	12/01/14	425	429,250
Mosaic Global Holdings, Inc., Notes(a)	B2	7.30%	01/15/28	1,800	1,728,000
Nalco Co., Sr. Sub. Notes(a)	B3	8.875%	11/15/13	2,725	2,827,187
Nova Chemicals Corp., Sr. Unsec’d. Notes (Canada)(a)	Ba3	6.50%	01/15/12	2,375	2,220,625
Rockwood Specialties Group, Inc., Gtd. Notes(a)	B3	7.50%	11/15/14	2,500	2,512,500

					23,841,787

Clothing & Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%	04/01/16	300	307,500

Commercial Services — 0.2%
FTI Consulting, Inc., Gtd. Notes	Ba2	7.75%	10/01/16	900	918,000

Computer Services & Software — 0.3%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	1,500	1,616,250

Construction — 0.1%
Ply Gem Industries, Inc., Gtd. Notes(a)	Caa1	9.00%	02/15/12	875	790,781

Consumer Products & Services — 1.5%
Elizabeth Arden, Inc., Gtd. Notes(a)	B1	7.75%	01/15/14	4,250	4,281,875
Playtex Products, Inc., Gtd. Notes	Caa1	9.375%	06/01/11	2,250	2,311,875
Vitro SA de CV, Sr. Unsec’d. Notes, 144A(g)	B2	9.125%	02/01/17	1,500	1,537,500

					8,131,250

Diversified Capital Goods — 1.6%
Actuant Corp., Sr. Notes, 144A(g)	Ba2	6.875%	06/15/17	425	420,750
Mueller Water Products, Inc., Sr. Sub. Notes, 144A(g)	B3	7.375%	06/01/17	1,550	1,536,995
Park-Ohio Industries, Inc., Gtd. Notes(a)	B3	8.375%	11/15/14	2,000	1,925,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	2,750	2,818,750
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%	12/15/13	2,000	2,030,000

					8,731,495

Electric – Generation — 1.0%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B2	8.375%	05/01/16	2,750	2,688,125
Reliant Energy, Inc., Gtd. Notes	B2	6.75%	12/15/14	1,950	1,989,000
Reliant Energy, Inc., Sr. Notes	B3	7.875%	06/15/17	850	826,625

					5,503,750

Electric – Integrated — 2.0%
Duke Energy Corp., Sr. Notes, Series B	A3	5.375%	01/01/09	1,500	1,496,498
Mirant Americas Generation LLC, Sr. Unsec’d. Notes(a)	Caa1	9.125%	05/01/31	2,250	2,463,750
Nevada Power Co., General Refinance Mortgage	Ba1	5.875%	01/15/15	1,700	1,660,648
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	507,842
PSEG Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	2,500	2,647,907
Virginia Electric & Power Co., Notes	Baa1	4.50%	12/15/10	2,400	2,322,408

					11,099,053

Electronic Components & Equipment — 0.8%
Advanced Micro Devices, Inc., Sr. Notes(a)	Ba2	7.75%	11/01/12	2,000	1,885,000
NXP BV / NXP Funding LLC, Sec’d. Note	Ba2	7.875%	10/15/14	2,475	2,437,875

					4,322,875

Electronics — 0.6%
Freescale SemiConductor, Inc., Sr. Notes, 144A(g)	B1	8.875%	12/15/14	3,550	3,390,250

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate	Date	(000)#	(Note 2)

Energy — 0.5%
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16-01/15/17	$2,975	$2,983,656

Energy – Exploration & Production — 2.2%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	6.25%	01/15/18	2,500	2,334,375
Chesapeake Energy Corp., Gtd. Notes(a)	Ba2	7.00%	08/15/14	2,500	2,481,250
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	2,000	1,975,000
Kerr-McGee Corp., Sec’d. Notes(a)	Baa3	6.95%	07/01/24	2,550	2,645,622
Mirant North America LLC, Gtd. Notes	B2	7.375%	12/31/13	1,750	1,789,375
Range Resources Corp., Sr. Sub. Notes	B1	7.375%	07/15/13	1,025	1,035,250

					12,260,872

Energy Exploration — 0.7%
Cimarex Energy Co., Gtd. Notes(a)	B1	7.125%	05/01/17	2,000	1,950,000
Pogo Producing Co., Sr. Unsec’d. Notes	B1	6.625%	03/15/15	1,750	1,732,500

					3,682,500

Environmental — 1.2%
Aleris International, Inc., Sr. Sub. Notes, 144A(g)	Caa1	10.00%	12/15/16	2,000	1,985,000
Allied Waste North America, Sec’d. Notes	B1	6.125%	02/15/14	1,000	940,000
Allied Waste North America, Sr. Notes(a)	B1	7.875%	04/15/13	3,500	3,539,375

					6,464,375

Equipment Services — 0.1%
Neff Corp., Sr. Notes, 144A(g)	Caa2	10.00%	06/01/15	850	847,875

Food & Drug Retailers — 1.0%
Ingles Markets, Inc., Sr. Sub. Notes(a)	B3	8.875%	12/01/11	1,000	1,036,250
Morgan Stanley (Nestle), Sr. Notes, 144A(g)	Aa3	2.00%	06/28/12	1,300	1,313,585
Stater Brothers Holdings, Sr. Notes	B2	8.125%	06/15/12	1,975	1,989,813
SUPERVALU, Inc., Sr. Unsec’d. Notes	B1	7.50%	11/15/14	1,100	1,127,500

					5,467,148

Food – Wholesale — 0.5%
Dole Food Co., Inc., Debs.(a)	Caa1	8.75%	07/15/13	3,000	2,925,000

Forestry/Paper — 1.5%
Abitibi-Consolidated, Inc., Unsub. Notes (Canada)(a)	B3	8.55%	08/01/10	2,500	2,387,500
Buckeye Technologies, Inc., Sr. Sub. Notes	B3	8.00%	10/15/10	1,000	1,000,000
Graphic Packaging International Corp., Sr. Unsec’d. Notes(a)	B3	9.50%	08/15/13	1,375	1,428,281
JSG Funding PLC, Sr. Sub. Notes(a)	B2	7.75%	04/01/15	2,500	2,503,125
Smurfit-Stone Container Corp., Inc., Sr. Unsec’d. Notes(a)	B3	8.00%	03/15/17	1,000	970,000

					8,288,906

Gaming — 4.2%
Boyd Gaming Corp., Sr. Sub. Notes	Ba3	7.125%	02/01/16	2,000	1,940,000
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.00%	03/01/14	5,000	4,731,250
Isle of Capri Casinos, Inc., Gtd. Notes	B3	9.00%	03/15/12	1,250	1,303,125
Las Vegas Sands Corp., Gtd. Notes	B3	6.375%	02/15/15	3,500	3,329,375
MGM Mirage, Sr. Notes(a)	Ba2	6.75%	09/01/12	2,000	1,910,000
Park Place Entertainment, Sr. Unsec’d. Notes	Baa3	7.50%	09/01/09	350	357,875
River Rock Entertainment Authority, Sec’d. Notes	B2	9.75%	11/01/11	2,005	2,105,250
Scientific Games Corp., Gtd. Notes	Ba3	6.25%	12/15/12	1,525	1,465,906
Seneca Gaming Corp., Sr. Notes	Ba2	7.25%	05/01/12	1,500	1,520,625
Snoqualmie Entertainment Authority, Sec’d. Notes, 144A(a)(g)	B3	9.125%	02/01/15	1,300	1,332,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%	02/01/14	1,000	885,000
Turning Stone Resort Casino Enterprise, Sr. Notes, 144A(g)	B1	9.125%	12/15/10-09/15/14	2,450	2,492,875

					23,373,781

SEE NOTES TO FINANCIAL STATEMENTS.
A157

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
CORPORATE OBLIGATIONS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Amount (000)#	Value (Note 2)

Gas Distribution — 2.1%
Ferrellgas Escrow LP, Sr. Unsec’d. Notes	Ba3	6.75%	05/01/14	$3,500	$3,316,250
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	2,000	2,055,000
Markwest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%	11/01/14	2,000	1,890,000
Pacific Energy Partners LP/Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%	09/15/15	500	491,164
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Ba2	7.875%	09/01/21	2,750	2,956,250
Williams Partners LP/Williams Partners Finance Corp., Gtd. Notes	Ba3	7.25%	02/01/17	925	929,625

					11,638,289

Health Services — 3.5%
Advanced Medical Optics, Inc., Sr. Sub. Notes, 144A(g)	B1	7.50%	05/01/17	1,350	1,275,750
Alliance Imaging, Inc., Sr. Sub. Notes(a)	B3	7.25%	12/15/12	1,000	970,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%	12/15/14	2,500	2,350,000
Centene Corp., Sr. Notes, 144A	Ba3	7.25%	04/01/14	1,565	1,541,525
Hanger Orthopedic Group, Inc., Gtd. Notes	Caa1	10.25%	06/01/14	875	940,625
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.375%	01/15/15	4,500	3,825,000
Tenet Healthcare Corp., Sr. Notes(a)	Caa1	9.875%	07/01/14	1,500	1,485,000
United Surgical Partners International, Inc., Sr. Sub. Notes, 144A(a)(g)	Caa1	8.875%	05/01/17	1,750	1,754,375
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%	04/01/13	1,500	1,430,500
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes(a)	Caa1	9.00%	10/01/14	2,500	2,475,000
Varietal Distribution Merger Sub, Inc., Sr. Notes, PIK, 144A(g)	Caa1	10.25%	07/15/15	1,500	1,496,250

					19,544,025

Healthcare Services — 0.5%
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%	07/15/15	1,000	988,750
Sun Healthcare Group, Inc., Sr. Sub. Notes, 144A(g)	B3	9.125%	04/15/15	2,000	2,080,000

					3,068,750

Hotels — 1.1%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%	06/01/11	1,200	1,261,500
Host Marriott LP, Gtd. Notes(a)	Ba1	7.00%	08/15/12	5,000	5,006,250

					6,267,750

Insurance — 0.4%
HUB International Holdings, Inc., Sr. Notes, 144A(g)	B3	9.00%	12/15/14	1,000	980,000
USI Holdings Corp, Sr. Notes, 144A(c)(g)	B3	9.23%	11/15/14	1,250	1,243,750

					2,223,750

Integrated Energy — 0.2%
VeraSun Energy Corp., Sr. Notes, 144A(g)	B3	9.375%	06/01/17	1,250	1,162,500

Leisure — 0.6%
Gaylord Entertainment Co., Gtd. Notes	B3	8.00%	11/15/13	3,500	3,548,125

Machinery — 0.8%
Baldor Electric Co., Gtd. Notes(a)	B3	8.625%	02/15/17	2,500	2,643,750
Gardner Denver, Inc., Gtd. Notes	B1	8.00%	05/01/13	1,500	1,567,500

					4,211,250

Media — 0.3%
Idearc, Inc., Gtd. Notes	B2	8.00%	11/15/16	1,500	1,515,000

Media – Broadcasting — 0.4%
Allbritton Communications Co., Sr. Sub. Notes	B1	7.75%	12/15/12	2,000	2,010,000

SEE NOTES TO FINANCIAL STATEMENTS.
A158

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

	Moody’s	Interest	Maturity	Principal Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate	Date	(000)#	(Note 2)

Media – Cable — 1.6%
DirecTV Holdings LLC, Gtd. Notes(a)	Ba3	6.375%	06/15/15	$2,500	$2,350,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	2,200	2,150,500
LIN Television Corp., Sr. Sub. Notes	B1	6.50%	05/15/13	1,000	977,500
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes(a)	B3	9.50%	01/15/13	3,500	3,578,750

					9,056,750

Media – Services — 0.7%
Affinion Group, Inc., Gtd. Notes	Caa1	11.50%	10/15/15	825	891,000
Interpublic Group of Cos., Inc., Unsec’d. Notes	Ba3	6.25%	11/15/14	1,040	954,200
Warner Music Group Corp., Sr. Sub. Notes	B2	7.375%	04/15/14	2,500	2,325,000

					4,170,200

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Sr. Unsec’d. Notes(a)	Ba3	8.375%	04/01/17	3,750	4,003,125
Noranda Aluminium Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A(g)	B3	9.359%	05/15/15	2,000	1,930,000

					5,933,125

Metals/Mining Excluding Steel — 1.3%
Peabody Energy Corp., Gtd. Notes(a)	Ba1	5.875%	04/15/16	3,250	3,038,750
SEMCO Energy, Inc., Sr. Notes(a)	Ba2	7.75%	05/15/13	2,500	2,539,000
SEMCO Energy, Inc., Sr. Unsec’d. Notes	Ba2	7.125%	05/15/08	1,500	1,505,918

					7,083,668

Non-Food & Drug Retailers — 0.2%
Brookstone Co., Inc., Gtd. Notes(a)	Caa1	12.00%	10/15/12	1,000	1,030,000

Oil & Gas — 0.7%
Forest Oil Corp., Sr. Notes, 144A(g)	B1	7.25%	06/15/19	1,675	1,624,750
Peabody Energy Corp., Gtd. Notes(a)	Ba1	7.375%	11/01/16	500	510,000
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	1,775	1,761,687
Tesoro Corp., Sr. Notes, 144A(g)	Ba1	6.50%	06/01/17	275	268,813

					4,165,250

Oil Field Equipment & Services — 1.2%
Complete Production Services, Inc., Sr. Notes, 144A(g)	B2	8.00%	12/15/16	1,150	1,161,500
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,601	1,607,004
Grant Prideco, Sr. Unsec’d. Notes	Ba1	6.125%	08/15/15	1,500	1,421,250
Hanover Compressor Co., Gtd. Notes	B2	8.625%	12/15/10	1,000	1,031,250
Pride International, Inc., Sr. Unsec’d. Notes	Ba2	7.375%	07/15/14	1,400	1,403,500

					6,624,504

Packaging — 1.5%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	250	240,000
Berry Plastics Holding Corp., Sec’d. Notes(a)	B3	8.875%	09/15/14	1,500	1,518,750
Crown Cork & Seal Co., Inc., Debs.(a)	B2	7.375%	12/15/26	4,500	4,140,000
Owens Brockway Glass Containers, Inc., Gtd. Notes	Ba2	8.875%	02/15/09	2,198	2,236,465

					8,135,215

Paper & Forest Products — 1.0%
Bowater, Inc., Debs	B3	9.50%	10/15/12	2,000	1,970,000
Bowater, Inc., Unsec’d. Notes(a)	B3	6.50%	06/15/13	1,700	1,476,875
Domtar, Inc., Notes	B2	7.875%	10/15/11	1,000	1,023,750
Norske Skog Canada, Gtd. Notes (Canada)	B2	7.375%	03/01/14	1,275	1,145,906

					5,616,531

SEE NOTES TO FINANCIAL STATEMENTS.
A159

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Pharmaceuticals — 0.4%
Warner Chilcott Corp., Gtd. Notes	Caa1	8.75%		02/01/15	$1,951	$2,004,653

Printing & Publishing — 0.7%
R.H. Donnelley Corp., Sr. Notes	B3	8.875%		01/15/16	2,750	2,860,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	6.875%		01/15/13	1,250	1,184,375

						4,044,375

Restaurants — 0.7%
Denny’s Corp./Denny’s Holdings, Inc., Gtd. Notes	B3	10.00%		10/01/12	2,200	2,321,000
Landry’s Restaurants, Inc., Gtd. Notes	B3	7.50%		12/15/14	1,500	1,455,000

						3,776,000

Retail & Merchandising — 0.2%
Rite Aid Corp., Gtd. Notes, 144A(a)(g)	Caa1	9.375%		12/15/15	1,000	960,000

Software/Services — 1.1%
PGS Solutions, Inc., Sr. Sub. Notes, 144A(g)	Caa1	9.625%		02/15/15	1,500	1,516,721
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	9.125%		08/15/13	3,200	3,276,000
Sungard Data Systems, Inc., Gtd. Notes(a)	Caa1	10.25%		08/15/15	1,000	1,057,500

						5,850,221

Steel Producers/Products — 0.7%
AK Steel Corp., Gtd. Notes(a)	B2	7.75%		06/15/12	750	750,000
Algoma Acquisition Corp., Sr. Unsec’d. Notes, 144A(g)	Caa1	9.875%		06/15/15	950	945,250
Allegheny Ludlum Corp., Debs.(a)	Ba1	6.95%		12/15/25	2,000	2,080,000

						3,775,250

Support-Services — 1.8%
Ashtead Capital, Inc., Notes, 144A(g)	B3	9.00%		08/15/16	1,175	1,230,812
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	Ba3	7.625%		05/15/14	2,000	2,020,000
Iron Mountain, Inc., Gtd. Notes	B3	6.625%		01/01/16	1,500	1,376,250
Rental Service Corp., Bonds, 144A(g)	Caa1	9.50%		12/01/14	1,150	1,173,000
United Rentals North America, Inc., Gtd. Notes(a)	B3	7.75%		11/15/13	2,500	2,503,125
Williams Scotsman, Inc., Gtd. Notes	B2	8.50%		10/01/15	1,500	1,548,750

						9,851,937

Telecom – Integrated/Services — 2.2%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	4,500	4,545,000
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10	3,000	3,052,500
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11	3,000	3,022,500
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,671,250

						12,291,250

Telecom – Wireless — 1.0%
Dobson Communications Corp., Sr. Notes(a)	Caa1	8.875%		10/01/13	2,825	2,952,125
Intelsat Subsidiary Holding Co. Ltd., Sr. Notes (Bermuda)	B2	8.25%		01/15/13	1,000	1,015,000
iPCS, Inc., Sec’d. Notes, PIK, 144A(g)	Caa1	8.605%		05/01/14	375	375,937
Nextel Partners, Inc., Gtd. Notes	NR	8.125%		07/01/11	1,400	1,460,241

						5,803,303

Telecommunications — 1.6%
Centennial Communications Corp., Sr. Notes(a)	Caa1	10.00%		01/01/13	1,150	1,233,375
Hellas Telecommunications Luxembourg II, Sub. Notes, 144A(g)	Caa1	11.106	%(c)	01/15/15	1,275	1,313,250
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	1,000	1,045,000

SEE NOTES TO FINANCIAL STATEMENTS.
A160

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

CORPORATE OBLIGATIONS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications (cont’d.)
Intelsat Ltd., Sr. Unsec’d. Notes (Bermuda)	Caa1	6.50%	11/01/13	$1,000	$802,500
MasTec, Inc., Sr. Notes, 144A(g)	B1	7.625%	02/01/17	500	501,250
Nordic Telephone Co. Holdings, Sec’d. Notes, 144A(a)(g)	B2	8.875%	05/01/16	2,500	2,650,000
Rogers Wireless, Inc., Gtd. Notes (Canada)	Baa3	7.25%	12/15/12	875	923,877
Windstream Corp., Gtd. Notes	Ba3	7.00%	03/15/19	350	334,250

					8,803,502

Textile & Apparel — 0.3%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15	1,925	1,809,500

Transportation — 1.5%
Bristow Group, Inc., Gtd. Notes,	Ba2	6.125%	06/15/13	3,475	3,275,187
Bristow Group, Inc., Sr. Notes, 144A(g)	Ba2	7.50%	09/15/17	1,000	1,002,500
CHC Helicopter Corp., Gtd. Notes (Canada)	B1	7.375%	05/01/14	2,750	2,619,375
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	6.125%	12/01/14	1,680	1,537,200

					8,434,262

Utilities — 1.2%
Edison Mission Energy, Sr. Notes, 144A(g)	B1	7.00%	05/15/17	2,700	2,544,750
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75%	06/15/16	4,000	3,980,000

					6,524,750

TOTAL CORPORATE OBLIGATIONS (cost $1368,742,720)					365,374,664

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.3%
Federal Home Loan Mortgage Corp.	6.00%	04/01/33	2,492	2,468,860
Federal National Mortgage Assoc.	6.00%	05/01/33-04/01/37	34,321	33,970,145
Federal National Mortgage Assoc.	6.50%	05/01/35-02/01/37	20,416	20,611,341

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $57,721,242)				57,050,346

	Shares

COMMON STOCK — 0.1%
Telecom – Integrated/Services — 0.1%
Avaya, Inc.* (cost $697,495)	45,000	757,800

PREFERRED STOCKS — 5.6%
Automotive — 0.2%
Ford Motor Co. Capital Trust II, 6.50%, CVT	25,000	964,000

Banking — 0.5%
Marshall & Ilsley Corp., 6.50%, CVT	115,000	3,039,450

Electric – Generation — 0.8%
PNM Resources, Inc., 6.75%, CVT	85,000	4,250,000

Electronics — 0.7%
NRG Energy, 5.75%, CVT	10,000	3,693,300

Energy – Exploration & Production — 0.4%
Chesapeake Energy Corp., 4.50%, CVT	20,000	2,010,000

Financial Services — 0.5%
Morgan Stanley, 7.250%, CVT, 144A(g)	14,000	1,027,600
Morgan Stanley, 7.30%, CVT, 144A(g)	32,000	618,880
Vale Capital Ltd., 5.50%, CVT	25,000	1,228,125

		2,874,605

SEE NOTES TO FINANCIAL STATEMENTS.
A161

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

PREFERRED STOCKS (Continued)	Shares	Value (Note 2)

Insurance — 0.6%
MetLife, Inc., 6.375%, CVT	100,000	$3,236,000

Integrated Energy — 0.8%
Williams Cos., Inc., 5.50%, CVT	30,000	4,451,250

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT	8,500	1,092,250

Oil & Gas — 0.6%
El Paso Corp., 4.99%, CVT	2,430	3,550,838

Pharmaceuticals — 0.3%
Schering-Plough Corp., 6.00%, CVT	27,500	1,892,000

TOTAL PREFERRED STOCKS
(cost $26,117,317)		31,053,693

TOTAL LONG-TERM INVESTMENTS
(cost $521,798,433)		533,299,318

SHORT-TERM INVESTMENT — 22.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $124,191,865; includes $116,773,545 of cash collateral for securities on loan)(b)(w) (Note 4)	124,191,865	124,191,865

TOTAL INVESTMENTS — 118.4%
(cost $645,990,298; Note 6)		657,491,183

Liabilities in excess of other assets — (18.4)%		(101,955,993)

NET ASSETS — 100.0%		$555,535,190

The following abbreviations are used in portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s.
PIK	Payment-in-kind
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $113,612,689; cash collateral of $116,773,545 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (21.0% represents investments purchased with collateral from securities on loan)	22.4%
Convertible Bonds	14.2
U.S. Government Agency Mortgage-Backed Securities	10.3
Chemicals	4.3
Gaming	4.2
Health Services	3.5
Energy – Exploration & Production	2.6
Telecom – Integrated/Services	2.3
Gas Distribution	2.1
Electric – Integrated	2.0
Support-services	1.8
Electric – Generation	1.8
Cable Television	1.8
Media – Cable	1.6
Telecommunications	1.6
Diversified Capital Goods	1.6
Automotive	1.5
Transportation	1.5
Forestry/Paper	1.5
Packaging	1.5
Consumer Products & Services	1.5
Aerospace/Defense	1.4
Oil & Gas	1.3
Metals/mining Excluding Steel	1.3
Electronics	1.3
Metals & Mining	1.3
Oil Field Equipment & Services	1.2
Utilities	1.2
Environmental	1.2
Hotels	1.1
Automotive Parts & Equipment	1.1
Software/Services	1.1
Paper & Forest Products	1.0
Telecom – Wireless	1.0
Integrated Energy	1.0
Food & Drug Retailers	1.0
Insurance	1.0
Auto Loans	0.9
Building Materials	0.8
Electronic Components & Equipment	0.8
Machinery	0.8
Media – Services	0.7
Printing & Publishing	0.7
Pharmaceuticals	0.7
Restaurants	0.7
Steel Producers/Products	0.7
Energy Exploration	0.7
Leisure	0.6
Healthcare Services	0.5
Banking	0.5
Energy	0.5
Food – Wholesale	0.5
Financial Services	0.5

SEE NOTES TO FINANCIAL STATEMENTS.
A162

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (cont’d.)

Apparel & Textile	0.5%
Agency	0.4
Media – Broadcasting	0.4
Beverages	0.3
Textile & Apparel	0.3
Computer Services & Software	0.3
Media	0.3
Non-food & Drug Retailers	0.2
Retail & Merchandising	0.2
Commercial Services	0.2
Building Materials – Fixtures & Fittings	0.2
Equipment Services	0.1
Construction	0.1
Building & Construction	0.1
Clothing & Apparel	0.1

118.4
Liabilities in excess of other assets	(18.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A163

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $113,612,689:
Unaffiliated investments (cost $521,798,433)	$533,299,318
Affiliated investments (cost $124,191,865)	124,191,865
Dividends and interest receivable	8,113,161
Receivable for fund share sold	7,266,001
Receivable for investments sold	5,125,601
Prepaid expenses	4,472

Total Assets	678,000,418

LIABILITIES:
Payable to broker for collateral for securities on loan	116,773,545
Payable to custodian	2,907,249
Payable for investments purchased	2,490,680
Advisory fees payable	160,199
Accrued expenses and other liabilities	122,108
Payable for fund share repurchased	8,280
Shareholder servicing fees payable	3,167

Total Liabilities	122,465,228

NET ASSETS	$555,535,190

Net assets were comprised of:
Paid-in capital	$484,192,158
Retained earnings	71,343,032

Net assets, June 30, 2007	$555,535,190

Net asset value and redemption price per share, $555,535,190/45,777,111 outstanding shares of beneficial interest	$12.14

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$18,052,906
Unaffiliated dividend income	783,015
Affiliated dividend income	288,524
Affiliated income from securities lending, net	96,099

19,220,544

EXPENSES
Advisory fees	2,383,621
Shareholder servicing fees and expenses	208,567
Custodian and accounting fees	70,000
Loan interest expense (Note 7)	18,647
Audit fee	11,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses	9,000
Insurance expenses	8,000
Legal fees and expenses	5,000
Shareholders’ reports	1,000
Miscellaneous	7,141

Total expenses	2,730,976
Less: advisory fee waivers	(90,346)

Net expenses	2,640,630

NET INVESTMENT INCOME	16,579,914

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	8,643,411
Net change in unrealized appreciation (depreciation) on investments	(1,226,045)

NET GAIN ON INVESTMENTS	7,417,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,997,280

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$16,579,914	$32,744,864
Net realized gain on investments and foreign currencies	8,643,411	3,519,251
Net change in unrealized appreciation (depreciation) on investments	(1,226,045)	18,983,876

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,997,280	55,247,991

DISTRIBUTIONS	—	(37,158,942)

FUND SHARE TRANSACTIONS:
Fund share sold [4,188,231 and 12,242,213 shares, respectively]	50,494,704	135,670,611
Fund share issued in reinvestment of distributions [0 and 3,405,955 shares, respectively]	—	37,158,942
Fund share repurchased [9,390,317 and 23,650,901 shares, respectively]	(113,643,894)	(264,685,426)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(63,149,190)	(91,855,873)

TOTAL DECREASE IN NET ASSETS	(39,151,910)	(73,766,824)
NET ASSETS:
Beginning of period	594,687,100	668,453,924

End of period	$555,535,190	$594,687,100

SEE NOTES TO FINANCIAL STATEMENTS.
A164

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.4% COMMON STOCKS	Shares	Value (Note 2)

Aerospace — 7.1%
Boeing Co. (The)	984,615	$94,680,579
General Dynamics Corp.	1,594,427	124,716,080
Lockheed Martin Corp.	1,355,855	127,626,631

		347,023,290

Automobile Manufacturers — 2.5%
Toyota Motor Corp., ADR (Japan)(a)	956,352	120,385,590

Banks — 1.9%
Wells Fargo & Co.	2,643,273	92,963,911

Beverages — 1.4%
Heinekin NV, ADR (Netherlands)	2,349,859	69,009,954

Chemicals — 2.1%
Praxair, Inc.(a)	1,393,159	100,293,516

Commercial Banks — 2.8%
Industrial and Commercial Bank of China (Class H Stock) (China)	245,249,000	136,123,985

Commercial Services — 0.8%
Moody’s Corp.(a)	662,816	41,227,155

Computer Hardware — 2.1%
Apple, Inc.*	854,560	104,290,502

Entertainment & Leisure — 4.6%
Las Vegas Sands Corp.*(a)	1,295,871	98,991,586
Station Casinos, Inc.	252,694	21,933,839
Wynn Resorts Ltd.(a)	1,185,639	106,339,962

		227,265,387

Farming & Agriculture — 2.3%
Monsanto Co.	1,637,134	110,572,030

Financial – Bank & Trust — 0.3%
China Merchants Bank Co., Ltd. (Class H Stock) (China)	4,058,000	12,351,698

Financial Services — 10.4%
Goldman Sachs Group, Inc.	740,937	160,598,094
Lehman Brothers Holdings, Inc.(a)	1,336,638	99,606,264
MasterCard, Inc.	746,100	123,755,607
UBS AG (Switzerland)	2,068,976	124,159,250

		508,119,215

Food — 1.2%
Kraft Foods, Inc. (Class A Stock)	1,713,458	60,399,395

Healthcare Services — 6.5%
UnitedHealth Group, Inc.	6,254,455	319,852,829

Hotels & Motels — 2.5%
MGM Mirage*(a)	1,459,778	120,402,489

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	297,967	23,947,608

Internet Services — 1.4%
Google, Inc. (Class A Stock)*	130,070	68,076,037

Media — 3.5%
Comcast Corp.*(a)	6,001,684	168,767,354

Medical Supplies & Equipment — 1.1%
Genzyme Corp.*	856,628	55,166,843

Metals & Mining — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	985,646	81,631,202

Oil & Gas — 5.9%
Anadarko Petroleum Corp.	457,442	23,782,410
Apache Corp.	159,140	12,984,233
Baker Hughes, Inc.(a)	277,626	23,356,675
Cameron International Corp.*(a)	361,195	25,814,607
Devon Energy Corp.(a)	297,003	23,252,365
Marathon Oil Corp.	373,118	22,372,155
Schlumberger Ltd.(a)	1,856,764	157,713,534

		289,275,979

Pharmaceuticals — 5.4%
Amylin Pharmaceuticals, Inc.*(a)	1,215,884	50,045,785
Genentech, Inc.*	1,963,883	148,587,388
Schering-Plough Corp.	2,192,000	66,724,480

		265,357,653

Railroads — 5.1%
Burlington Northern Santa Fe Corp.(a)	1,554,670	132,364,604
Union Pacific Corp.	996,829	114,784,859

		247,149,463

Real Estate Operating Companies — 0.9%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	646,889	23,611,448
Saint Joe Co. (The)(a)	469,099	21,738,048

		45,349,496

Restaurants — 5.1%
McDonald’s Corp.	3,123,632	158,555,560
Yum! Brands, Inc.	2,738,916	89,617,332

		248,172,892

Retail & Merchandising — 4.0%
CVS Caremark Corp.	1,884,717	68,697,935
Lowe’s Cos., Inc.(a)	3,144,548	96,506,178
Macy’s, Inc.(a)	733,350	29,172,663

		194,376,776

Semiconductors — 2.2%
Intel Corp.(a)	4,503,963	107,014,161

Telecommunications — 7.7%
America Movil SA de CV, ADR (Mexico)	1,400,686	86,744,484
AT&T, Inc.	2,254,174	93,548,221
China Mobile Ltd. (Hong Kong)	9,350,000	100,385,270
Cisco Systems, Inc.*	3,427,044	95,443,175

		376,121,150

SEE NOTES TO FINANCIAL STATEMENTS.
A165

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Transportation — 2.4%
FedEx Corp.	1,065,343	$118,221,112

TOTAL LONG-TERM INVESTMENTS
(cost $3,664,226,622)		4,658,908,672

SHORT-TERM INVESTMENT — 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $686,218,817; includes $449,508,931 of cash collateral for securities on loan)(b)(w) (Note 4)	686,218,817	686,218,817

TOTAL INVESTMENTS — 109.4%
(cost $4,350,445,439; Note 6)		5,345,127,489
Liabilities in excess of other assets — (9.4)%		(459,084,260)

NET ASSETS — 100.0%		$4,886,043,229

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $438,858,671; cash collateral of $449,508,931 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (9.2% represents investments purchased with collateral from securities on loan)	14.0%
Financial Services	10.4
Telecommunications	7.7
Aerospace	7.1
Healthcare Services	6.5
Oil & Gas	5.9
Pharmaceuticals	5.4
Restaurants	5.1
Railroads	5.1
Entertainment & Leisure	4.6
Retail & Merchandising	4.0
Media	3.5
Commercial Banks	2.8
Hotels & Motels	2.5
Automobile Manufacturers	2.5
Transportation	2.4
Farming & Agriculture	2.3
Semiconductors	2.2
Computer Hardware	2.1
Chemicals	2.1
Banks	1.9
Metals & Mining	1.7
Beverages	1.4
Internet Services	1.4
Food	1.2
Medical Supplies & Equipment	1.1
Real Estate Operating Companies	0.9
Commercial Services	0.8
Industrial Gases	0.5
Financial – Bank & Trust	0.3

109.4
Liabilities in excess of other assets	(9.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A166

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $438,858,671:
Unaffiliated investments (cost $3,664,226,622)	$4,658,908,672
Affiliated investments (cost $686,218,817)	686,218,817
Foreign currency, at value (cost $1,507,448)	1,507,778
Receivable for investments sold	44,023,392
Dividends and interest receivable	4,181,993
Receivable for fund share sold	3,024,068
Prepaid expenses	20,978

Total Assets	5,397,885,698

LIABILITIES:
Payable to broker for collateral for securities on loan	449,508,931
Payable for investments purchased	49,290,458
Payable for fund share repurchased	9,589,587
Advisory fees payable	1,756,260
Payable to custodian	1,060,748
Accrued expenses and other liabilities	608,322
Shareholder servicing fees payable	28,163

Total Liabilities	511,842,469

NET ASSETS	$4,886,043,229

Net assets were comprised of:
Paid-in capital	$3,806,827,958
Retained earnings	1,079,215,271

Net assets, June 30, 2007	$4,886,043,229

Net asset value and redemption price per share, $4,886,043,229/224,994,811 outstanding shares of beneficial interest	$21.72

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,430,760 foreign withholding tax)	$15,651,199
Affiliated dividend income	4,353,630
Affiliated income from securities lending, net	784,774
Unaffiliated interest	67

20,789,670

EXPENSES
Advisory fees	20,425,846
Shareholder servicing fees and expenses	1,588,677
Custodian and accounting fees	274,000
Insurance expenses	35,000
Trustees’ fees	27,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Legal fees and expenses	8,000
Shareholders’ reports	1,000
Miscellaneous	11,326

Total expenses	22,387,849

NET INVESTMENT LOSS	(1,598,179)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	159,442,489
Foreign currency transactions	(636)

159,441,853

Net change in unrealized appreciation (depreciation) on:
Investments	118,391,224
Foreign currencies	271

118,391,495

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	277,833,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,235,169

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,598,179)	$9,498,236
Net realized gain on investments and foreign currencies	159,441,853	144,320,839
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	118,391,495	106,259,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	276,235,169	260,078,458

DISTRIBUTIONS	—	(1,826,532)

FUND SHARE TRANSACTIONS:
Fund share sold [37,753,109 and 78,600,880 shares, respectively]	792,456,441	1,524,324,454
Fund share issued in reinvestment of distributions [0 and 92,156 shares, respectively]	—	1,826,532
Fund share repurchased [17,862,614 and 46,365,944 shares, respectively]	(376,895,403)	(886,281,507)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	415,561,038	639,869,479

TOTAL INCREASE IN NET ASSETS	691,796,207	898,121,405
NET ASSETS:
Beginning of period	4,194,247,022	3,296,125,617

End of period	$4,886,043,229	$4,194,247,022

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%		Value
COMMON STOCKS	Shares	(Note 2)

Australia — 0.4%
QBE Insurance Group Ltd.	33,733	$892,286

Austria — 0.6%
Erste Bank der Oesterreichischen Sparkassen AG	15,930	1,241,599

Bermuda — 0.8%
Accenture Ltd. (Class A Stock)(a)	39,790	1,706,593

Canada — 0.5%
Canadian National Railway Co.	22,472	1,144,499

Czech Republic — 0.4%
Komercni Banka AS	4,421	819,485

France — 13.5%
Air Liquide	23,180	3,041,737
AXA SA	69,580	2,990,942
Credit Agricole SA	54,840	2,225,299
Gaz de France	23,330	1,176,883
L’Oreal SA	5,490	648,922
Legrand SA	44,340	1,598,570
LVMH Moet Hennessy Louis Vuitton SA	38,760	4,459,911
Pernod Ricard SA	10,170	2,245,408
Schneider Electric SA	26,258	3,678,963
Societe Television Francaise	26,714	923,340
Total SA	48,110	3,900,674
Vivendi	41,680	1,792,979

		28,683,628

Germany — 6.6%
Bayer AG	36,290	2,747,796
Bayerische Motoren Werke AG	43,350	2,810,406
E.ON AG	20,350	3,416,934
Henkel KGaA	45,520	2,402,399
Linde AG	22,100	2,667,310

		14,044,845

Indonesia — 0.3%
PT Bank Central Asia Tbk	1,049,000	632,767

Italy — 1.3%
Assicurazioni Generali SpA	32,824	1,316,071
Intesa Sanpaolo SpA	186,801	1,392,739

		2,708,810

Japan — 9.3%
Aeon Credit Service Co. Ltd.	43,700	693,521
Asahi Glass Co. Ltd.	71,000	959,545
Bridgestone Corp.	55,600	1,192,154
Canon, Inc.	48,800	2,865,576
Fanuc Ltd.	12,400	1,281,040
Hirose Electric Co. Ltd.	6,300	829,937
Kao Corp.	154,000	3,989,929
Nomura Holdings, Inc.	103,200	2,011,614
Omron Corp.	42,200	1,110,481
Ricoh Co. Ltd.	75,000	1,736,041
Tokyo Gas Co. Ltd.	176,000	834,794
Toyota Motor Corp.	36,100	2,286,944

		19,791,576

Netherlands — 3.1%
Heineken NV	20,700	1,213,471
Royal Dutch Shell PLC (Class A Stock)	74,790	3,043,824
TNT NV	51,000	2,302,741

		6,560,036

Singapore — 0.6%
Singapore Telecommunications Ltd.	620,039	1,377,190

South Korea — 1.5%
Samsung Electronics Co. Ltd.	5,302	3,248,289

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	43,040	1,052,539

Sweden — 0.4%
Ericsson (L.M.) Telefonaktiebolaget (Class B Stock)	223,420	891,199

Switzerland — 11.2%
Actelion Ltd.*	15,354	683,822
Givaudan SA	2,610	2,573,733
Julius Baer Holding AG	26,091	1,866,804
Nestle SA	18,187	6,910,579
Roche Holding AG	28,950	5,129,551
Swiss Reinsurance	28,080	2,560,899
UBS AG	66,568	3,981,054

		23,706,442

Thailand — 0.4%
Bangkok Bank PCL	219,710	776,383

United Kingdom — 10.9%
Diageo PLC	187,245	3,891,871
GlaxoSmithKline PLC	166,220	4,330,031
Ladbrokes PLC	188,105	1,626,227
Next PLC	17,580	705,788
Reckitt Benckiser PLC	82,670	4,525,815
Smiths Group PLC	65,410	1,551,245
Tesco PLC	180,117	1,506,985
William Hill PLC	168,890	2,072,692
WPP Group PLC	190,820	2,853,994

		23,064,648

United States — 36.9%
3M Co.	38,850	3,371,792
AFLAC, Inc.	33,230	1,708,022
Alberto Culver Co.	42,820	1,015,690
American Express Co.	76,180	4,660,692
Amgen, Inc.*	31,870	1,762,092
Bank of New York Mellon Corp. (The)*	109,530	4,538,923
Chevron Corp.	22,380	1,885,291
DENTSPLY International, Inc.	38,060	1,456,176
DST Systems, Inc.*(a)	13,170	1,043,196
Exxon Mobil Corp.	33,210	2,785,655
General Mills, Inc.	17,380	1,015,340
Genworth Financial, Inc. (Class A Stock)	70,210	2,415,224
Goldman Sachs Group, Inc. (The)	7,140	1,547,595
Harley-Davidson, Inc.	44,610	2,659,202
Intel Corp.	116,720	2,773,267

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

United States (cont’d.)
Johnson & Johnson	91,040	$5,609,885
Lilly, (Eli) & Co.	26,150	1,461,262
Medtronic, Inc.	54,380	2,820,147
NIKE, Inc. (Class B Stock)	66,180	3,857,632
Oracle Corp.*	128,460	2,531,947
PepsiCo, Inc.	38,230	2,479,216
Pitney Bowes, Inc.	14,100	660,162
Praxair, Inc.	57,630	4,148,784
Procter & Gamble Co.	33,858	2,071,771
Rockwell Automation, Inc.	40,660	2,823,430
Sally Beauty Holdings, Inc.(a)*	51,410	462,690
Sigma Aldrich Corp.	25,200	1,075,284
State Street Corp.	48,540	3,320,136
Thermo Fisher Scientific, Inc.*	41,420	2,142,242
United Parcel Service, Inc. (Class B Stock)(a)	37,720	2,753,560
Viacom, Inc. (Class B Stock)*	39,220	1,632,729
Wal-Mart Stores, Inc.	40,730	1,959,520
Walt Disney Co. (The)	60,660	2,070,932

		78,519,486

TOTAL LONG-TERM INVESTMENTS
(cost $179,713,304)		210,862,300

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

SHORT-TERM INVESTMENTS — 4.1%
COMMERCIAL PAPER — 1.5%
CRC Funding(n) (cost $3,280,511)
5.36%	07/02/07	NR	$3,281	$3,280,511

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 2.6%
Dryden Core Investment Fund – Taxable Money Market Series (cost $5,545,797; includes 5,545,489 of cash collateral for securities on loan)(b)(w) (Note 4)			5,545,797	5,545,797

TOTAL SHORT-TERM INVESTMENTS
(cost $8,826,308)				8,826,308

TOTAL INVESTMENTS(o) — 103.3%
(cost $188,539,612; Note 6)				219,688,608
Liabilities in excess of other assets(x) — (3.3)%				(7,106,714)

NET ASSETS — 100.0%				$212,581,894

The following abbreviations are used in portfolio descriptions:
EUR	Euro
GBP	British Pound
NR	Not Rated by Moody’s or Standard & Poor’s
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $5,337,547; cash collateral of $5,545,489 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2007, 43 securities representing $102,391,876 and 48.2% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional
Purchase		Amount	Value at Settlement	Current	Unrealized
Contracts		(000)	Date Payable	Value	Appreciation

Euros,
Expiring 07/03/07	EUR	61	$82,365	$82,881	$516
Pounds Sterling,
Expiring 07/03/07	GBP	0	398	399	1
Swiss Francs,
Expiring 07/03/07	GBP	173	140,501	141,617	1,116

			$223,264	$224,897	$1,633

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Financial – Bank & Trust	11.8%
Chemicals	7.5
Pharmaceuticals	5.7
Insurance	5.5
Consumer Products & Services	5.5
Electronic Components & Equipment	4.9
Beverages	4.7
Food	4.5
Oil, Gas & Consumable Fuels	4.4
Entertainment & Leisure	3.2
Semiconductors	2.8
Retail & Merchandising	2.6
Affiliated Money Market Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	2.6
Office Equipment	2.4
Automobile Manufacturers	2.4
Transportation	2.4
Diversified Manufacturing	2.1
Packaging	2.1
Financial Services	1.9
Telecommunications	1.8
Computer Services & Software	1.7
Utilities	1.6
Conglomerates	1.6
Commercial Paper	1.5
Oil, Gas & Consumable Fuels	1.4
Advertising	1.4
Medical Supplies & Equipment	1.3
Construction & Engineering	1.3
Machinery & Equipment	1.0
Diversified Financial Services	0.9
Retail	0.9
Biotechnology	0.8
Business Services	0.8
Broadcasting	0.8
Gaming	0.8
Aerospace	0.7
Precious Metals	0.7
Automotive Parts	0.6
Oil & Gas	0.6
Railroads	0.5
Building Materials	0.5
Media	0.4
Electronic Equipment & Instruments	0.4
Construction	0.3

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $5,337,547:
Unaffiliated investments (cost $182,993,815)	$214,142,811
Affiliated investments (cost $5,545,797)	5,545,797
Cash	525
Receivable for investments sold	1,606,600
Dividends and interest receivable	666,701
Receivable for fund share sold	12,046
Unrealized appreciation on foreign currency forward contracts	1,633
Prepaid expenses	1,374

Total Assets	221,977,487

LIABILITIES:
Payable to broker for collateral for securities on loan	5,545,489
Payable for fund share repurchased	2,087,102
Payable for investments purchased	1,609,369
Advisory fees payable	89,369
Accrued expenses and other liabilities	63,033
Shareholder servicing fees payable	1,231

Total Liabilities	9,395,593

NET ASSETS	$212,581,894

Net assets were comprised of:
Paid-in capital	$134,699,017
Retained earnings	77,882,877

Net assets, June 30, 2007	$212,581,894

Net asset value and redemption price per share, $212,581,894/13,545,621 outstanding shares of beneficial interest	$15.69

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $316,427 foreign withholding tax)	$2,779,774
Unaffiliated interest	81,371
Affiliated dividend income	1,983
Affiliated income from securities lending, net	1,723

2,864,851

EXPENSES
Advisory fees	1,153,486
Shareholder servicing fees and expenses	80,744
Custodian and accounting fees	77,000
Loan interest expense (Note 7)	22,440
Audit fee	11,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Shareholders’ reports	2,000
Insurance expenses	2,000
Miscellaneous	9,092

Total expenses	1,375,762

NET INVESTMENT INCOME	1,489,089

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investment transactions	19,903,100
Foreign currency transactions	1,425

19,904,525

Net change in unrealized appreciation (depreciation) on:
Investments	(6,217,025)
Foreign currencies	(2,779)

(6,219,804)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	13,684,721

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,173,810

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,489,089	$4,227,470
Net realized gain on investments and foreign currencies	19,904,525	21,386,497
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,219,804)	14,266,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,173,810	39,880,494

DISTRIBUTIONS	—	(15,674,662)

FUND SHARE TRANSACTIONS:
Fund share sold [1,860,350 and 8,408,177 shares, respectively]	28,165,260	113,758,107
Fund share issued in reinvestment of distributions [0 and 1,237,147 shares, respectively]	—	15,674,662
Fund share repurchased [5,481,235 and 4,237,443 shares, respectively]	(81,362,095)	(55,691,550)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(53,196,835)	73,741,219

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,023,025)	97,947,051
NET ASSETS:
Beginning of period	250,604,919	152,657,868

End of period	$212,581,894	$250,604,919

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 100.4%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace & Defense — 3.0%
Boeing Co. (The)	17,800	$1,711,648
Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	53,680	2,587,913
United Technologies Corp.	119,560	8,480,391

		12,779,952

Beverages — 2.7%
Diageo PLC (United Kingdom)	220,500	4,583,073
PepsiCo, Inc.	108,320	7,024,552

		11,607,625

Biotechnology — 0.4%
Genentech, Inc.*	20,000	1,513,200

Business Services — 2.4%
Accenture Ltd. (Class A Stock)(a)	44,600	1,912,894
Amdocs Ltd.*	169,410	6,745,906
Fidelity National Information Services, Inc.	28,300	1,536,124

		10,194,924

Cable Television — 1.5%
Comcast Corp. (Class A Stock)*	219,950	6,184,994

Capital Markets — 0.2%
Franklin Resources, Inc.	6,700	887,549

Chemicals — 1.7%
Bayer AG (Germany)	30,900	2,339,677
Praxair, Inc.	70,200	5,053,698

		7,393,375

Commercial Services — 1.2%
Apollo Group, Inc. (Class A Stock)*(a)	87,100	5,089,253

Computer Hardware — 3.2%
Apple, Inc.*	35,120	4,286,045
Hewlett-Packard Co.	34,400	1,534,928
International Business Machines Corp.	40,900	4,304,725
Network Appliance, Inc.*	113,100	3,302,520

		13,428,218

Computer Services — 0.9%
EMC Corp.*	200,870	3,635,747

Computer Services & Software — 1.0%
GameStop Corp. (Class A Stock)*	43,000	1,681,300
Research in Motion Ltd.*	8,300	1,659,917
Western Union Co.	41,600	866,528

		4,207,745

Conglomerates — 3.5%
3M Co.	61,600	5,346,264
General Electric Co.	251,340	9,621,295

		14,967,559

Consumer Products & Services — 2.9%
Avon Products, Inc.	74,400	2,734,200
LVMH Moet Hennessy Louis Vuitton SA (France)	28,400	3,267,840
Procter & Gamble Co.	104,100	6,369,879

		12,371,919

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	82,700	5,363,095

Electronic Components & Equipment — 0.6%
National Semiconductor Corp.	84,900	2,400,123

Energy Services — 1.0%
NRG Energy, Inc.*(a)	103,800	4,314,966

Entertainment & Leisure — 1.8%
International Game Technology Group, Inc.	63,900	2,536,830
Royal Caribbean Cruises Ltd.(a)	122,300	5,256,454

		7,793,284

Farming & Agriculture — 0.4%
Monsanto Co.	26,000	1,756,040

Financial – Bank & Trust — 3.6%
Mellon Financial Corp.(a)	131,000	5,764,000
State Street Corp.	137,500	9,405,000

		15,169,000

Financial – Securities/Asset Management — 0.5%
Affiliated Managers Group, Inc.*(a)	17,200	2,214,672

Financial Services — 4.3%
American Express Co.	52,009	3,181,911
Chicago Mercantile Exchange Holdings, Inc.	3,200	1,709,952
Deutsche Bank AG (Germany)	13,000	1,472,829
E*trade Financial Corp.*	88,200	1,948,338
Schwab, (Charles) Corp.	30,300	621,756
UBS AG (Switzerland)	153,694	9,191,565

		18,126,351

Food — 1.8%
Nestle SA (Switzerland)	19,847	7,541,335

Healthcare Services — 0.8%
Allscripts Healthcare Solutions*(a)	41,600	1,059,968
Millipore Corp.*(a)	29,800	2,237,682

		3,297,650

Hotels & Motels — 0.2%
MGM Mirage*	12,900	1,063,992

Industrial Products — 0.6%
Precision Castparts Corp.	20,600	2,500,016

Insurance — 1.5%
AFLAC, Inc.	66,700	3,428,380
WellPoint, Inc.*	39,000	3,113,370

		6,541,750

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Internet Services — 3.4%
Google, Inc. (Class A Stock)*	27,700	$14,497,626

Machinery & Equipment — 2.5%
Rockwell Automation, Inc.	85,300	5,923,232
Thermo Fisher Scientific, Inc.*	90,000	4,654,800

		10,578,032

Media — 1.2%
McGraw-Hill Cos., Inc.	77,900	5,303,432

Medical Products — 0.2%
Cooper Cos., Inc. (The)	19,800	1,055,736

Medical Supplies & Equipment — 8.9%
Abbott Laboratories	40,400	2,163,420
Advanced Medical Optics*(a)	28,540	995,475
Amgen, Inc.*	30,830	1,704,591
Baxter International, Inc.	75,700	4,264,938
Cytyc Corp.*	111,100	4,789,521
DENTSPLY International, Inc.	115,300	4,411,378
Genzyme Corp.*	150,980	9,723,112
Medtronic, Inc.	144,690	7,503,623
St. Jude Medical, Inc.*(a)	49,800	2,066,202

		37,622,260

Miscellaneous Manufacturing — 1.8%
Danaher Corp.	99,100	7,482,050

Multimedia — 0.4%
News Corp. (Class A Stock)	78,200	1,658,622

Network/Hardware — 3.6%
Cisco Systems, Inc.*	327,060	9,108,621
Corning, Inc.*	66,300	1,693,965
Juniper Networks, Inc.*	70,700	1,779,519
QUALCOMM, Inc.	62,360	2,705,800

		15,287,905

Oil & Gas — 4.1%
Exxon Mobil Corp.	38,900	3,262,932
Halliburton Co.	92,500	3,191,250
Hess Corp.	37,700	2,242,773
Noble Corp. (Cayman Islands)	30,100	2,935,352
Oceaneering International, Inc.*	20,700	1,089,648
Schlumberger Ltd.	25,000	2,123,500
XTO Energy, Inc.	42,600	2,560,260

		17,405,715

Oil Well Services & Equipment — 1.4%
Baker Hughes, Inc.	73,000	6,141,490

Petroleum Exploration & Production — 0.2%
Ultra Petroleum Corp.*	15,400	850,696

Pharmaceuticals — 8.2%
Allergan, Inc.	65,800	3,792,712
Cardinal Health, Inc.	36,100	2,550,104
Celgene Corp.*(a)	25,900	1,484,847
Elan Corp. PLC, ADR (United Kingdom)*	60,800	1,333,344
Gilead Sciences, Inc.*	54,000	2,093,580
Johnson & Johnson	52,268	3,220,754
Medco Health Solutions, Inc.*	22,000	1,715,780
Merck & Co., Inc.	63,800	3,177,240
Roche Holding AG (Switzerland)	37,640	6,669,303
Teva Pharmaceutical Industries Ltd., ADR (Israel)	43,700	1,802,625
Wyeth	124,200	7,121,628

		34,961,917

Retail & Merchandising — 6.7%
CVS Corp.	170,318	6,208,091
Kohl’s Corp.*	15,600	1,108,068
Lowe’s Cos., Inc.(a)	162,400	4,984,056
NIKE, Inc. (Class B Stock)	39,400	2,296,626
Nordstrom, Inc.(a)	85,300	4,360,536
Staples, Inc.	106,100	2,517,753
Target Corp.	82,240	5,230,464
Wal-Mart Stores, Inc.	35,600	1,712,716

		28,418,310

Semiconductors — 4.6%
ASML Holding NV (Netherlands)*(a)	26,900	738,405
Intel Corp.	484,300	11,506,968
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	399,269	4,443,866
Texas Instruments, Inc.	74,400	2,799,672

		19,488,911

Software — 5.9%
Adobe Systems, Inc.*	133,300	5,351,995
Electronic Arts, Inc.*	25,160	1,190,571
Microsoft Corp.	281,370	8,291,974
Oracle Corp.*	510,620	10,064,320

		24,898,860

Telecommunications — 3.3%
America Movil SA de CV (Class LStock), ADR (Mexico)	85,560	5,298,731
American Tower Corp. (Class A Stock)*	50,800	2,133,600
AT&T, Inc.	108,100	4,486,150
Nokia Oyj (Finland)	76,300	2,142,907

		14,061,388

Transportation — 1.0%
FedEx Corp.	39,200	4,350,024

TOTAL LONG-TERM INVESTMENTS
(cost $400,000,541)		426,407,308

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

SHORT-TERM INVESTMENTS — 10.7%
COMMERCIAL PAPER — 1.8%
CRC Funding(h) (cost $7,710,852; purchased 06/27/07)
5.36%	07/02/07	NR	$7,712	$7,710,852

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 8.9%
Dryden Core Investment Fund – Taxable Money Market Series (cost $37,554,308; includes $37,554,142 of cash collateral for securities on loan)(b)(w) (Note 4)			37,554,308	37,554,308

TOTAL SHORT-TERM INVESTMENTS
(cost $45,265,160)				45,265,160

TOTAL INVESTMENTS — 111.1%
(cost $445,265,701; Note 6)				471,672,468
Liabilities in excess of other assets — (11.1)%				(47,184,515)

NET ASSETS — 100.0%				$424,487,953

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
NR	Not Rated by Moody’s or Standard & Poor’s
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $36,682,437; cash collateral of $37,554,142 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)
Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. At the end of the current reporting period, the aggregate cost of such securities was $7,710,852. The aggregate market value of $7,710,852 is approximately 1.8% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Medical Supplies & Equipment	8.9%
Affiliated Money Market Mutual Fund (8.8% represents investments purchased with collateral from securities on loan)	8.9
Pharmaceuticals	8.2
Retail & Merchandising	6.7
Software	5.9
Semiconductors	4.6
Financial Services	4.3
Oil & Gas	4.1
Network/Hardware	3.6
Financial – Bank & Trust	3.6
Conglomerates	3.5
Internet Services	3.4
Telecommunications	3.3
Computer Hardware	3.2
Aerospace & Defense	3.0
Consumer Products & Services	2.9
Beverages	2.7
Machinery & Equipment	2.5
Business Services	2.4
Entertainment & Leisure	1.8
Commercial Paper	1.8
Food	1.8
Miscellaneous Manufacturing	1.8
Chemicals	1.7
Insurance	1.5
Cable Television	1.5
Oil Well Services & Equipment	1.4
Cosmetics & Toiletries	1.3
Media	1.2
Commercial Services	1.2
Transportation	1.0
Energy Services	1.0
Computer Services & Software	1.0
Computer Services	0.9
Healthcare Services	0.8
Industrial Products	0.6
Electronic Components & Equipment	0.6
Financial – Securities/Asset Management	0.5
Farming & Agriculture	0.4
Multimedia	0.4
Biotechnology	0.4
Hotels & Motels	0.2
Medical Products	0.2
Capital Markets	0.2
Petroleum Exploration & Production	0.2

111.1
Liabilities in excess of other assets	(11.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST MFS GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $36,682,437:
Unaffiliated investments (cost $407,711,393)	$434,118,160
Affiliated investments (cost $37,554,308)	37,554,308
Cash	137
Receivable for investments sold	13,094,608
Dividends and interest receivable	522,591
Prepaid expenses	4,375
Receivable for fund share sold	781

Total Assets	485,294,960

LIABILITIES:
Payable to broker for collateral for securities on loan	37,554,142
Payable for investments purchased	19,612,930
Payable for fund share repurchased	3,416,840
Advisory fees payable	162,970
Accrued expenses and other liabilities	57,663
Shareholder servicing fees payable	2,462
Total Liabilities	60,807,007

NET ASSETS	$424,487,953

Net assets were comprised of:
Paid-in capital	$703,746,395
Retained earnings	(279,258,442)

Net assets, June 30, 2007	$424,487,953

Net asset value and redemption price per share, $424,487,953/41,702,149 outstanding shares of beneficial interest	$10.18

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $103,128 foreign withholding tax)	$2,521,186
Unaffiliated interest	435,354
Affiliated income from securities lending, net	28,208
Affiliated dividend income	1,149

2,985,897

EXPENSES
Advisory fees	1,951,916
Shareholder servicing fees and expenses	151,816
Custodian and accounting fees	53,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	6,000
Legal fees and expenses	4,000
Shareholders’ reports	1,000
Miscellaneous	5,429

Total expenses	2,198,161

NET INVESTMENT INCOME	787,736

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	45,378,295
Foreign currency transactions	(37,779)

45,340,516

Net change in unrealized appreciation (depreciation) on:
Investments	(12,115,846)
Foreign currencies	(1,087)

(12,116,933)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	33,223,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,011,319

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$787,736	$123,441
Net realized gain on investments and foreign currencies	45,340,516	28,672,375
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,116,933)	14,085,975

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	34,011,319	42,881,791

FUND SHARE TRANSACTIONS:
Fund share sold [457,408 and 1,503,076 shares, respectively]	4,451,586	13,304,313
Fund share repurchased [6,589,487 and 18,549,542 shares, respectively]	(64,419,498)	(163,119,661)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(59,967,912)	(149,815,348)

TOTAL DECREASE IN NET ASSETS	(25,956,593)	(106,933,557)
NET ASSETS:
Beginning of period	450,444,546	557,378,103

End of period	$424,487,953	$450,444,546

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.8%		Value
COMMON STOCKS	Shares	(Note 2)

Automotive Parts — 1.1%
BorgWarner, Inc.	30,700	$2,641,428

Banks — 0.9%
Trust Northern Corp.	32,500	2,087,800

Business Services — 2.0%
URS Corp.*	98,100	4,762,755

Chemicals — 1.4%
Eastman Chemical Co.	28,700	1,846,271
International Flavors & Fragrances, Inc.	18,900	985,446
Valspar Corp.	14,700	417,627

		3,249,344

Clothing & Apparel — 2.0%
VF Corp.	52,700	4,826,266

Commercial Services — 1.0%
United Rentals, Inc.*(a)	74,600	2,427,484

Computer Hardware — 2.9%
Affiliated Computer Services, Inc. (Class A Stock)*	31,900	1,809,368
Cadence Design Systems, Inc.*(a)	226,800	4,980,528

		6,789,896

Computer Services & Software — 3.3%
Autodesk, Inc.*	42,100	1,982,068
Computer Sciences Corp.*	83,687	4,950,086
Global Payments, Inc.	24,300	963,495

		7,895,649

Construction — 1.6%
D.R. Horton, Inc.(a)	117,200	2,335,796
Pulte Homes, Inc.	64,900	1,457,005

		3,792,801

Consumer Non-Durables — 1.1%
Express Scripts, Inc.*(a)	51,200	2,560,512

Consumer Products & Services — 0.7%
Scotts Miracle-Gro Co., (The) (Class A Stock)	36,500	1,567,310

Containers & Packaging — 2.0%
Sonoco Products Co.	112,600	4,820,406

Diversified — 2.1%
AptarGroup, Inc.(a)	137,200	4,878,832

Diversified Financial Services — 1.9%
CIT Group, Inc.	47,200	2,587,976
Countrywide Financial Corp.(a)	52,900	1,922,915

		4,510,891

Drugs & Healthcare — 1.6%
MS Health, Inc.(a)	118,000	3,791,340

Electronic Components — 3.4%
Flextronics International Ltd. (Singapore)*(a)	462,800	4,998,240
Harman International Industries, Inc.	11,600	1,354,880
Integrys Energy Group, Inc.	33,300	1,689,309

		8,042,429

Entertainment & Leisure — 0.8%
Scientific Games Corp. (Class A Stock)*(a)	52,800	1,845,360

Financial – Bank & Trust — 2.7%
Astoria Financial Corp.(a)	70,400	1,762,816
Comerica, Inc.	77,900	4,632,713

		6,395,529

Financial – Brokerage — 1.1%
Edwards, (A.G.), Inc.	31,000	2,621,050

Financial Services — 3.7%
Eaton Vance Corp.	64,700	2,858,446
Jefferies Group, Inc.	67,700	1,826,546
MoneyGram International, Inc.	73,800	2,062,710
Raymond James Financial, Inc.	63,600	1,965,240

		8,712,942

Food Products — 1.0%
Sara Lee Corp.	69,200	1,204,080
Smucker, (J.M.) Co. (The)	16,200	1,031,292

		2,235,372

Gas Utilities — 0.1%
Energen Corp.	4,400	241,374

Healthcare Providers & Services — 2.1%
Covance, Inc.*	44,600	3,057,776
Coventry Health Care, Inc.*	32,600	1,879,390

		4,937,166

Hotels, Restaurants & Leisure — 1.9%
International Game Technology	62,100	2,465,370
Yum! Brands, Inc.	64,400	2,107,168

		4,572,538

Insurance — 9.0%
CIGNA Corp.	24,600	1,284,612
Lincoln National Corp.	51,400	3,646,830
Nationwide Financial Services, Inc. (Class A Stock)	35,100	2,219,022
Old Republic International Corp.	231,725	4,926,473
Protective Life Corp.	52,300	2,500,463
Reinsurance Group of America, Inc.	28,100	1,692,744
Safeco Corp.(a)	80,600	5,018,156

		21,288,300

Machinery — 2.2%
Cummins, Inc.	50,900	5,151,589

Machinery & Equipment — 1.3%
Eaton Corp.	27,700	2,576,100
Snap-on, Inc.	11,400	575,814

		3,151,914

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Manufacturing — 1.1%
Harsco Corp.	48,100	$2,501,200

Medical Supplies & Equipment — 4.0%
Bard (C.R.), Inc.	19,000	1,569,970
Beckman Coulter, Inc.(a)	98,500	6,370,980
Biomet, Inc.*	34,100	1,559,052

		9,500,002

Oil, Gas & Consumable Fuels — 6.4%
Chesapeake Energy Corp.	54,900	1,899,540
Newfield Exploration Co.*	46,600	2,122,630
Noble Corp. (Cayman Islands)	24,600	2,398,992
Pioneer Natural Resources Co.(a)	41,000	1,997,110
Questar Corp.	67,300	3,556,805
XTO Energy, Inc.	51,000	3,065,100

		15,040,177

Pharmaceuticals — 0.9%
Barr Pharmaceuticals, Inc.*	41,300	2,074,499

Printing & Publishing — 2.1%
Donnelley, (R.R.) & Sons Co.	114,000	4,960,140

Railroads — 0.9%
Union Pacific Corp.	17,700	2,038,155

Real Estate — 1.0%
Boston Properties, Inc.(a)	23,600	2,410,268

Real Estate Investment Trusts — 4.3%
Apartment Investment & Management Co. (Class A Stock)(a)	40,500	2,042,010
Duke Realty Corp.(a)	127,500	4,547,925
East West Bancorp, Inc.(a)	43,700	1,699,056
Simon Property Group, Inc.	21,100	1,963,144

		10,252,135

Restaurants — 3.5%
Brinker International, Inc.	45,700	1,337,639
Darden Restaurants, Inc.	158,700	6,981,213

		8,318,852

Retail & Merchandising — 3.4%
Family Dollar Stores, Inc.	70,700	2,426,424
Guitar Center, Inc.*(a)	28,900	1,728,509
Ruddick Corp.	77,400	2,331,288
TJX Cos., Inc.	60,000	1,650,000

		8,136,221

Semiconductors — 1.8%
International Rectifier Corp.*	49,100	1,829,466
Microchip Technology, Inc.(a)	66,900	2,477,976

		4,307,442

Telecommunication Services — 1.1%
Harris Corp.(a)	47,600	2,596,580

Telecommunications — 2.6%
American Tower Corp. (Class A Stock)*	85,600	3,595,200
Corning, Inc.*	100,800	2,575,440

		6,170,640

Transportation — 3.4%
CSX Corp.	49,800	2,244,984
GATX Corp.(a)	46,300	2,280,275
Werner Enterprises, Inc.	179,000	3,606,850

		8,132,109

Utilities — 4.4%
Consol Energy, Inc.	29,700	1,369,467
Idacorp, Inc.(a)	143,600	4,600,944
Pinnacle West Capital Corp.	111,600	4,447,260

		10,417,671

TOTAL LONG-TERM INVESTMENTS
(cost $202,366,454)		226,654,368

SHORT-TERM INVESTMENT — 25.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $60,007,277; includes $49,156,359 of cash collateral for securities on loan)(b)(w) (Note 4)	60,007,277	60,007,277

TOTAL INVESTMENTS — 121.1%
(cost $262,373,731; Note 6)		286,661,645
Liabilities in excess of other assets — (21.1)%		(49,963,922)

NET ASSETS — 100.0%		$236,697,723

*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $47,352,582; cash collateral of $49,156,359 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.
A177

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (20.8% represents investments purchased with collateral from securities on loan)	25.3%
Insurance	9.0
Oil, Gas & Consumable Fuels	6.4
Utilities	4.4
Real Estate Investment Trusts	4.3
Medical Supplies & Equipment	4.0
Financial Services	3.7
Restaurants	3.5
Retail & Merchandising	3.4
Transportation	3.4
Electronic Components	3.4
Computer Services & Software	3.3
Computer Hardware	2.9
Financial – Bank & Trust	2.7
Telecommunications	2.6
Machinery	2.2
Printing & Publishing	2.1
Healthcare Providers & Services	2.1
Diversified	2.1
Clothing & Apparel	2.0
Containers & Packaging	2.0
Business Services	2.0
Hotels, Restaurants & Leisure	1.9
Diversified Financial Services	1.9
Semiconductors	1.8
Construction	1.6
Drugs & Healthcare	1.6
Chemicals	1.4
Machinery & Equipment	1.3
Automotive Parts	1.1
Financial – Brokerage	1.1
Telecommunication Services	1.1
Consumer Non-durables	1.1
Manufacturing	1.1
Commercial Services	1.0
Real Estate	1.0
Food Products	1.0
Banks	0.9
Pharmaceuticals	0.9
Railroads	0.9
Entertainment & Leisure	0.8
Consumer Products & Services	0.7
Gas Utilities	0.1

121.1
Liabilities in excess of other assets	(21.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A178

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $47,352,582:
Unaffiliated investments (cost $202,366,454)	$226,654,368
Affiliated investments (cost $60,007,277)	60,007,277
Receivable for investments sold	1,820,356
Dividends and interest receivable	213,717
Receivable for fund share sold	130,823
Prepaid expenses	6,071
Tax reclaim receivable	4,796

Total Assets	288,837,408

LIABILITIES:
Payable to broker for collateral for securities on loan	49,156,359
Payable to custodian	1,789,015
Payable for investments purchased	841,870
Payable for fund share repurchased	243,705
Advisory fees payable	107,610
Shareholder servicing fees payable	1,126

Total Liabilities	52,139,685

NET ASSETS	$236,697,723

Net assets were comprised of:
Paid-in capital	$200,764,963
Retained earnings	35,932,760

Net assets, June 30, 2007	$236,697,723

Net asset value and redemption price per share, $236,697,723/17,950,954 outstanding shares of beneficial interest	$13.19

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$1,517,542
Affiliated dividend income	249,317
Affiliated income from securities lending, net	18,021

1,784,880

EXPENSES
Advisory fees	928,243
Shareholder servicing fees and expenses	68,397
Custodian and accounting fees	36,000
Audit fee	10,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	5,000
Trustees’ fees	5,000
Insurance expenses	2,000
Shareholders’ reports	1,000
Miscellaneous	5,402

Total expenses	1,070,042

NET INVESTMENT INCOME	714,838

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on investment transactions	4,519,604

Net change in unrealized appreciation (depreciation) on:
Investments	11,903,375
Foreign currencies	61

11,903,436

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	16,423,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,137,878

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$714,838	$763,676
Net realized gain on investments and foreign currencies	4,519,604	5,780,188
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,903,436	12,907,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	17,137,878	19,451,297

DISTRIBUTIONS	—	(25,693,154)

FUND SHARE TRANSACTIONS:
Fund share sold [8,102,678 and 1,807,342 shares, respectively]	102,125,310	21,181,417
Fund share issued in reinvestment of distributions [0 and 2,263,714 shares, respectively]	—	25,693,154
Fund share repurchased [2,667,363 and 4,327,318 shares, respectively]	(34,049,504)	(50,443,517)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	68,075,806	(3,568,946)

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,213,684	(9,810,803)
NET ASSETS:
Beginning of period	151,484,039	161,294,842

End of period	$236,697,723	$151,484,039

SEE NOTES TO FINANCIAL STATEMENTS.
A179

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
	Ratings	Rate		Date	(000)#	(Note 2)

COMMERCIAL PAPER(n) — 53.4%
Amsterdam Funding, 144A	P-1	5.26%		08/17/07	$40,000	$39,731,155
Astrazeneca PLC, 144A	P-1	5.27%		08/10/07	35,000	34,800,179
Astrazeneca PLC, 144A	P-1	5.28%		08/20/07	9,000	8,935,320
Bank of America,	P-1	5.29%		05/22/08	50,000	50,000,000
BP Capital Markets, 144A	P-1	5.40%		07/02/07	34,436	34,436,000
Bryant Park Funding, 144A	P-1	5.29%		07/17/07	40,167	40,078,465
Bryant Park Funding, 144A	P-1	5.34%		07/23/07	6,093	6,074,020
Bryant Park Funding, 144A	P-1	5.29%		08/28/07	6,536	6,481,256
Cafco LLC, 144A	P-1	5.26%		08/02/07	46,725	46,513,362
Cafco LLC, 144A	P-1	5.26%		08/06/07	17,800	17,708,973
Deutsche Bank	P-1	5.205%		08/13/07	80,000	79,514,200
Edison Asset Securitization LLC, 144A	P-1	5.20%		07/30/07	4,000	3,983,822
Falcon Asset Securitization Corp., 144A	P-1	5.30%		07/24/07	24,000	23,922,267
Falcon Asset Securitization Corp., 144A	P-1	5.265%		07/27/07	4,000	3,985,375
Falcon Asset Securitization Corp., 144A	P-1	5.28%		08/08/07	20,441	20,330,073
General Electric Capital Corp.	P-1	5.20%		07/23/07	78,000	77,763,604
General Electric Capital Corp.	P-1	5.16%		10/26/07	12,000	11,800,480
ING America Insurance Holdings	P-1	5.23%		07/19/07	35,000	34,913,560
Intesa Funding LLC	P-1	5.28%		09/14/07	30,000	29,674,400
Jupiter Securitization Corp., 144A	P-1	5.32%		07/27/07	20,000	19,926,111
Jupiter Securitization Corp., 144A	P-1	5.27%		07/30/07	12,000	11,950,813
Jupiter Securitization Corp., 144A	P-1	5.32%		07/30/07	14,944	14,882,165
Long Lane Master Trust, 144A	P-1	5.28%		07/06/07	15,274	15,265,039
Long Lane Master Trust, 144A	P-1	5.30%		07/11/07	9,545	9,532,353
Long Lane Master Trust, 144A	P-1	5.28%		07/16/07	2,126	2,121,635
Long Lane Master Trust, 144A	P-1	5.31%		07/23/07	30,170	30,076,548
Northern Rock PLC, 144A	P-1	5.235%		08/10/07	66,596	66,218,317
Northern Rock PLC, 144A	P-1	5.29%		09/26/07	10,000	9,873,628
Nyala Funding LLC, 144A	P-1	5.25%		08/15/07	8,000	7,948,667
Old Line Funding Corp., 144A	P-1	5.27%		07/12/07	46,312	46,244,204
Park Granada LLC, 144A	P-1	5.40%		07/02/07	35,000	35,000,000
Prudential PLC, 144A	P-1	5.10%		02/11/08	21,500	20,817,733
Sanofi-Aventis, 144A	P-1	5.31%		07/31/07	20,000	19,914,450
St. George Bank Ltd., 144A	P-1	5.28%		07/09/07	15,000	14,984,600
Swedbank Mortgage AB	P-1	5.15%		09/13/07	21,000	20,780,696
Swedbank Mortgage AB, 144A	P-1	5.19%		10/11/07	30,000	29,563,175
Triple A One Funding Corp., 144A	P-1	5.28%		07/09/07	17,330	17,312,208
Tulip Funding Corp., 144A	P-1	5.30%		07/05/07	9,000	8,996,025
Tulip Funding Corp., 144A	P-1	5.34%		07/30/07	5,000	4,979,233
Tulip Funding Corp., 144A	P-1	5.34%		07/31/07	47,000	46,797,822
Westpac Banking Corp., 144A	P-1	5.18%		10/16/07	15,000	14,771,217
Windmill Funding Corp., 144A	P-1	5.27%		07/19/07	20,000	19,950,228
Windmill Funding Corp., 144A	P-1	5.30%		07/24/07	50,000	49,838,056

						1,108,391,434

CERTIFICATES OF DEPOSIT — 17.3%
Bank of The West	P-1	5.31	%(c)	11/19/07	37,350	37,352,844
Barclays Bank PLC	P-1	5.265%		10/26/07	50,000	49,995,972
Barclays Bank PLC	P-1	5.35%		05/09/08	40,000	40,000,000
BNP Paribas S.A.	P-1	5.26%		10/03/07	50,000	49,996,174
Fortis Bank NY	P-1	5.27	%(c)	12/12/07	40,000	39,996,455
Societe Generale NY	P-1	5.271	%(c)	07/02/07	100,000	100,000,000
Suntrust Bank Altanta	P-1	5.265%		09/14/07	21,000	20,999,159
Suntrust Bank Altanta	P-1	5.29%		10/29/07	21,000	20,999,945

						359,340,549

SEE NOTES TO FINANCIAL STATEMENTS.
A180

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
	Ratings	Rate		Date	(000)#	(Note 2)

CORPORATE OBLIGATIONS — 26.7%
American Express Centurion Bank	Aa3	5.29	%(c)	07/18/07	$14,000	$14,000,000
American Express Credit Corp., MTN	Aa3	5.42	%(c)	03/05/08	17,800	17,807,006
American General Finance Corp., 144A, MTN	A1	5.37	%(c)	07/15/08	5,000	5,000,000
Banco Espanol De Credito, Sr. Unsub. Notes, 144A, MTN	Aa3	5.335%		04/18/08	50,000	50,000,000
Caja Madrid	Aa1	5.36	%(c)	05/12/08	24,000	24,000,000
Caterpillar Financial Services, MTN	A2	5.29%		06/08/08	12,000	12,000,000
DNB Nor Bank ASA, 144A	Aa1	5.32	%(c)	07/25/08	50,000	50,000,000
HSBC Finance Corp., MTN	Aa3	5.33	%(c)	07/03/08	60,000	60,000,000
HSBC USA, Inc., Sr. Notes, MTN	Aa3	5.32	%(c)	07/15/08	500	500,000
Irish Life & Permanent PLC, 144A, MTN	A1	5.36	%(c)	07/21/08	2,000	2,000,000
JPMorgan Chase & Co., MTN	Aa2	5.30%		07/11/08	47,000	47,000,000
JPMorgan Chase & Co., MTN	Aa2	5.29	%(c)	07/02/08	35,000	35,000,000
Kommunalkredit Austria, 144A	Aa3	5.34%		07/22/08	11,000	11,000,000
Merrill Lynch & Co., Notes, MTN	Aa3	5.33	%(c)	07/15/08	500	500,076
Metropolitan Life Insurance Co.(h)
(cost $42,000,000 purchased 04/02/07)	A2	5.38%		04/01/08	42,000	42,000,000
Morgan Stanley	Aa3	5.48%		07/27/07	40,000	40,004,187
Morgan Stanley, Sr. Notes, MTN	Aa3	5.484%		01/18/08	27,000	27,021,421
Nationwide Building Society, 144A	Aa3	5.44	%(c)	07/28/08	72,000	72,019,785
Nationwide Building Society, 144A, MTN	Aa3	5.37	%(c)	07/07/08	5,000	5,000,000
Nordea Bank AB, 144A	Aa1	5.31	%(c)	07/08/08	40,000	40,000,000

						554,852,475

LOAN PARTICIPATIONS — 2.2%
Cargill Global Funding PLC	P-1	5.32%		07/20/07	37,000	37,000,000
Mcgraw-Hill Co. (The)	P-1	5.37%		09/25/07	8,000	8,000,000

						45,000,000

TOTAL INVESTMENTS — 99.6%
(cost $2,067,584,458; Note 6) †						2,067,584,458
Other assets in excess of liabilities — 0.4%						8,585,437

NET ASSETS — 100.0%						$2,076,169,895

The following abbreviations are used in portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c)	Indicates a variable rate security.
(h)
Security is restricted to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such security was $42,000,000. The aggregate market value of $42,000,000 is approximately 2.0% of net assets. This security has been deemed to be liquid under procedures established by the Board of Trustees.

(n)	Rates shown are the effective yields at purchase date.

The security classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Commercial Paper	53.4%
Corporate Obligations	26.7
Certificates of Deposit	17.3
Loan Participation	2.2

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A181

AST MONEY MARKET PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Unaffiliated investments (cost $2,067,584,458)	$2,067,584,458
Cash	727
Dividends and interest receivable	4,826,003
Receivable for fund share sold	4,402,883
Prepaid expenses	21,125

Total Assets	2,076,835,196

LIABILITIES:
Dividends and distributions	279,218
Accrued expenses and other liabilities	200,897
Advisory fees payable	165,380
Shareholder servicing fees payable	19,795
Payable for fund share repurchased	11

Total Liabilities	665,301

NET ASSETS	$2,076,169,895

Net assets were comprised of:
Paid-in capital	$2,076,458,777
Retained earnings	(288,882)

Net assets, June 30, 2007	$2,076,169,895

Net asset value and redemption price per share, $2,076,169,895/2,076,481,228 outstanding shares of beneficial interest	$1.00

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$50,916,621

EXPENSES
Advisory fees	4,720,748
Shareholder servicing fees and expenses	660,905
Custodian and accounting fees	141,000
Insurance expenses	35,000
Trustees’ fees	12,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Shareholders’ reports	7,000
Legal fees and expenses	5,000
Miscellaneous	5,278

Total expenses	5,603,931
Less: advisory fee waivers	(352,868)

Net expenses	5,251,063

NET INVESTMENT INCOME	45,665,558

NET REALIZED LOSS ON INVESTMENTS
Net realized loss on investment transactions	(1,856)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,663,702

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$45,665,558	$90,027,492
Net realized loss on investments	(1,856)	(70,810)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	45,663,702	89,956,682

DISTRIBUTIONS	(45,646,986)	(90,022,359)

FUND SHARE TRANSACTIONS:
Fund share sold [2,323,588,904 and 4,340,249,946 shares, respectively]	2,323,588,906	4,340,240,665
Fund share issued in reinvestment of distributions [45,377,237 and 90,013,079 shares, respectively]	45,377,237	90,022,359
Fund share repurchased [1,984,909,179 and 4,377,741,560 shares, respectively]	(1,984,909,179)	(4,377,741,560)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	384,056,964	52,521,464

TOTAL INCREASE IN NET ASSETS	384,073,680	52,455,787
NET ASSETS:
Beginning of period	1,692,096,215	1,639,640,428

End of period	$2,076,169,895	$1,692,096,215

SEE NOTES TO FINANCIAL STATEMENTS.
A182

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%		Value
COMMON STOCKS	Shares	(Note 2)

Advertising — 2.7%
aQuantive, Inc.*	100,000	$6,380,000
Focus Media Holding Ltd., ADR (Cayman Islands)*(a)	170,000	8,585,000
Lamar Advertising Co. (Class A Stock)	105,000	6,589,800

		21,554,800

Aerospace — 3.3%
AerCap Holdings NV* (Netherlands)	130,000	4,160,000
BE Aerospace, Inc.*	210,000	8,673,000
CAE, Inc. (Canada)	275,000	3,668,500
Rockwell Collins, Inc.	139,400	9,847,216

		26,348,716

Banks — 0.6%
Northern Trust Corp.	70,000	4,496,800

Beverages — 0.9%
Hansen Natural Corp.*	170,000	7,306,600

Biotechnology — 1.7%
Celgene Corp.*(a)	240,000	13,759,200

Broadcasting — 1.1%
Liberty Global, Inc. (Class A Stock)*(a)	220,000	9,028,800

Business Services — 3.6%
Alliance Data Systems Corp.*	125,000	9,660,000
Iron Mountain, Inc.*(a)	180,000	4,703,400
MasterCard, Inc. (Class A Stock)	60,000	9,952,200
NAVTEQ Corp.*(a)	100,000	4,234,000

		28,549,600

Cable Television — 0.5%
Virgin Media, Inc. (United Kingdom)(a)	160,000	3,899,200

Chemicals — 1.9%
Airgas, Inc.	189,500	9,077,050
Ecolab, Inc.(a)	150,000	6,405,000

		15,482,050

Clothing & Apparel — 2.4%
Coach, Inc.*	310,000	14,690,900
Polo Ralph Lauren Corp.	50,000	4,905,500

		19,596,400

Commercial Services — 1.9%
Corrections Corp. of America*(a)	100,000	6,311,000
Pharmaceutical Product Development, Inc.	227,500	8,706,425

		15,017,425

Computer Hardware — 1.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	201,500	15,130,635

Computer Services & Software — 5.8%
Activision, Inc.*	315,000	5,881,050
Akamai Technologies, Inc.*(a)	150,000	7,296,000
Allscripts Healthcare Solutions, Inc.*(a)	250,000	6,370,000
Autodesk, Inc.*	168,300	7,923,564
Cerner Corp.*(a)	175,000	9,707,250
Equinix, Inc.*(a)	35,000	3,201,450
IHS, Inc. (Class A Stock)*	87,500	4,025,000
Salesforce.Com, Inc.*(a)	52,000	2,228,720

		46,633,034

Computer Software — 0.5%
Intuit, Inc.*	130,000	3,910,400

Consumer Products & Services — 1.5%
Bare Escentuals, Inc.*	140,000	4,781,000
Chattem, Inc.*(a)	115,000	7,288,700

		12,069,700

Diversified — 0.4%
Roper Industries, Inc.(a)	60,000	3,426,000

Diversified Financial Services — 1.7%
GFI Group, Inc.*(a)	80,000	5,798,400
Moody’s Corp.	130,000	8,086,000

		13,884,400

Electronic Components — 1.1%
Trimble Navigation Ltd.*	272,500	8,774,500

Electronic Components & Equipment — 0.4%
GSI Commerce, Inc.*(a)	125,000	2,838,750

Energy Equipment & Services — 0.2%
Input Output, Inc.*(a)	120,000	1,873,200

Engineering/R&D Services — 1.1%
Fluor Corp.	80,000	8,909,600

Entertainment & Leisure — 4.0%
Gaylord Entertainment Co.*(a)	142,500	7,643,700
Penn National Gaming, Inc.*(a)	200,000	12,018,000
Scientific Games Corp. (Class A Stock)*(a)	155,000	5,417,250
WMS Industries, Inc.*(a)	255,000	7,359,300

		32,438,250

Financial Services — 2.9%
Chicago Mercantile Exchange Holdings, Inc.(a)	24,000	12,824,640
Nuveen Investments, Inc. (Class A Stock)(a)	170,000	10,565,500

		23,390,140

Food Products — 0.5%
Corn Products International, Inc.	80,500	3,658,725

Healthcare Providers & Services — 0.4%
Express Scripts, Inc.*(a)	70,000	3,500,700

SEE NOTES TO FINANCIAL STATEMENTS.
A183

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Healthcare Services — 2.6%
Healthways, Inc.*(a)	105,000	$4,973,850
Psychiatric Solutions, Inc.*(a)	172,200	6,243,972
VCA Antech, Inc.*	184,100	6,938,729
WebMD Health Corp. (Class A Stock)*(a)	60,000	2,824,200

		20,980,751

Hotels, Restaurants & Leisure — 2.2%
Hilton Hotels Corp.	164,700	5,512,509
Marriott International, Inc. (Class A Stock)	150,000	6,486,000
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	110,000	5,874,000

		17,872,509

Industrial Products — 2.7%
Fastenal Co.(a)	130,000	5,441,800
Precision Castparts Corp.	132,000	16,019,520

		21,461,320

Internet Services — 1.3%
F5 Networks, Inc.*(a)	70,000	5,642,000
Juniper Networks, Inc.*(a)	200,000	5,034,000

		10,676,000

Machinery & Equipment — 0.5%
Terex Corp.*	50,000	4,065,000

Manufacturing — 1.0%
Danaher Corp.	104,500	7,889,750

Media & Entertainment — 0.2%
BigBand Networks, Inc.*(a)	116,400	1,526,004

Medical Supplies & Equipment — 6.8%
Bard, (C.R.), Inc.	85,000	7,023,550
Cytyc Corp.*(a)	278,600	12,010,446
Gen-Probe, Inc.*	126,500	7,643,130
Hologic, Inc.*(a)	126,700	7,007,777
IDEXX Laboratories, Inc.*	40,000	3,785,200
Intuitive Surgical, Inc.*	30,000	4,163,100
Kyphon, Inc.*(a)	184,500	8,883,675
ResMed, Inc.*(a)	100,000	4,126,000

		54,642,878

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	50,000	4,141,000

Multi-Line Retail — 0.6%
Dollar Tree Stores, Inc.*	100,000	4,355,000

Oil & Gas Equipment & Services — 0.3%
Grant Prideco, Inc.*	50,000	2,691,500

Oil, Gas & Consumable Fuels — 7.6%
Denbury Resources, Inc.*	298,400	11,190,000
Dresser-Rand Group, Inc.*	200,000	7,900,000
Murphy Oil Corp.	65,000	3,863,600
National Oilwell Varco, Inc.*	133,600	13,926,464
Range Resources Corp.	249,500	9,333,795
Smith International, Inc.(a)	140,000	8,209,600
XTO Energy, Inc.	115,000	6,911,500

		61,334,959

Pharmaceuticals — 2.1%
Cephalon, Inc.*(a)	60,000	4,823,400
Gilead Sciences, Inc.*(a)	150,000	5,815,500
Shire PLC, ADR (United Kingdom)(a)	85,000	6,301,050

		16,939,950

Printing & Publishing — 0.7%
VistaPrint Ltd. (Bermuda)*(a)	155,000	5,928,750

Real Estate — 2.1%
CB Richard Ellis Group, Inc.*(a)	470,000	17,155,000

Retail & Merchandising — 2.8%
Nordstrom, Inc.(a)	175,000	8,946,000
PetSmart, Inc.(a)	150,000	4,867,500
Shoppers Drug Mart Corp.	180,000	8,337,600

		22,151,100

Retail Apparel — 0.6%
Abercrombie & Fitch Co. (Class A Stock)	64,000	4,670,720

Semiconductors — 3.7%
Altera Corp.(a)	102,500	2,268,325
MEMC Electronic Materials, Inc.*	115,000	7,028,800
Microchip Technology, Inc.(a)	206,800	7,659,872
Netlogic Microsystems, Inc.*(a)	110,000	3,502,400
NVIDIA Corp.*(a)	110,000	4,544,100
Varian Semiconductor Equipment Associates, Inc.*	120,000	4,807,200

		29,810,697

Software — 0.5%
Citrix Systems, Inc.*(a)	120,000	4,040,400

Telecommunications — 13.5%
American Tower Corp. (Class A Stock)*	241,100	10,126,200
Arris Group, Inc.*(a)	600,000	10,554,000
Clearwire Corp. (Class A Stock)*(a)	100,000	2,443,000
Dobson Communications Corp. (Class A Stock)*(a)	550,000	6,110,500
Foundry Networks, Inc.*(a)	171,200	2,852,192
Harris Corp.(a)	100,000	5,455,000
Leap Wireless International, Inc.*(a)	215,000	18,167,500
MetroPCS Communications, Inc.*	223,600	7,387,744
NeuStar, Inc. (Class A Stock)*(a)	225,000	6,518,250
NII Holdings, Inc.*(a)	278,700	22,502,238
SBA Communications Corp. (Class A Stock)*(a)	200,000	6,718,000
VeriFone Holdings, Inc.*(a)	275,000	9,693,750

		108,528,374

SEE NOTES TO FINANCIAL STATEMENTS.
A184

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.(a)	110,000	$5,777,200
Expeditors International Washington, Inc.	130,000	5,369,000

		11,146,200

Utilities — 0.5%
Mirant Corp.*	100,000	4,265,000

Waste Management — 0.6%
Stericycle, Inc.*(a)	100,000	4,446,000

TOTAL LONG-TERM INVESTMENTS
(cost $543,929,864)		786,196,487

SHORT-TERM INVESTMENT — 40.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $323,765,406; includes $308,764,569 of cash collateral for securities on loan)(b)(w) (Note 4)	323,765,406	323,765,406

TOTAL INVESTMENTS — 138.1%
(cost $867,695,270; Note 6)		1,109,961,893
Liabilities in excess of other assets — (38.1)%		(306,063,091)

NET ASSETS — 100.0%		$803,898,802

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $297,999,334; cash collateral of $308,764,569 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (38.4% represents investments purchased with collateral from securities on loan)	40.3%
Telecommunications	13.5
Oil, Gas & Consumable Fuels	7.6
Medical Supplies & Equipment	6.8
Computer Services & Software	5.8
Entertainment & Leisure	4.0
Semiconductors	3.7
Business Services	3.6
Aerospace	3.3
Financial Services	2.9
Retail & Merchandising	2.8
Advertising	2.7
Industrial Products	2.7
Healthcare Services	2.6
Clothing & Apparel	2.4
Hotels, Restaurants & Leisure	2.2
Pharmaceuticals	2.1
Real Estate	2.1
Chemicals	1.9
Commercial Services	1.9
Computer Hardware	1.9
Biotechnology	1.7
Diversified Financial Services	1.7
Consumer Products & Services	1.5
Transportation	1.4
Internet Services	1.3
Broadcasting	1.1
Electronic Components	1.1
Engineering/R&D Services	1.1
Manufacturing	1.0
Beverages	0.9
Printing & Publishing	0.7
Banks	0.6
Multi-Line Retail	0.6
Retail Apparel	0.6
Waste Management	0.6
Cable Television	0.5
Computer Software	0.5
Food Products	0.5
Machinery & Equipment	0.5
Metals & Mining	0.5
Software	0.5
Utilities	0.5
Diversified	0.4
Electronic Components & Equipment	0.4
Healthcare Providers & Services	0.4
Oil & Gas Equipment & Services	0.3
Energy Equipment & Services	0.2
Media & Entertainment	0.2

138.1
Liabilities in excess of other assets	(38.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A185

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $297,999,334:
Unaffiliated investments (cost $543,929,864)	$786,196,487
Affiliated investments (cost $323,765,406)	323,765,406
Cash	1,898,115
Receivable for investments sold	1,566,987
Dividends and interest receivable	239,950
Receivable for fund share sold	182,197
Prepaid expenses	5,616

Total Assets	1,113,854,758

LIABILITIES:
Payable to broker for collateral for securities on loan	308,764,569
Payable for fund share repurchased	848,985
Advisory fees payable	282,112
Accrued expenses and other liabilities	55,544
Shareholder servicing fees payable	4,746

Total Liabilities	309,955,956

NET ASSETS	$803,898,802

Net assets were comprised of:
Paid-in capital	$838,062,061
Retained earnings	(34,163,259)

Net assets, June 30, 2007	$803,898,802

Net asset value and redemption price per share, $803,898,802/37,578,482 outstanding shares of beneficial interest	$21.39

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $12,898 foreign withholding tax)	$2,824,672
Affiliated dividend income	230,847
Affiliated income from securities lending, net	174,572
Unaffiliated interest	400

3,230,491

EXPENSES
Advisory fees	3,276,975
Shareholder servicing fees and expenses	254,876
Custodian and accounting fees	73,000
Loan interest expense (Note 7)	12,187
Insurance expenses	10,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	9,000
Legal fees and expenses	5,000
Shareholders’ reports	1,000
Miscellaneous	9,443

Total expenses	3,669,481

NET INVESTMENT LOSS	(438,990)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	40,888,718
Net change in unrealized appreciation (depreciation) on investments	70,567,110

NET GAIN ON INVESTMENTS	111,455,828

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,016,838

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(438,990)	$(1,920,008)
Net realized gain on investments	40,888,718	57,348,289
Net change in unrealized appreciation (depreciation) on investments	70,567,110	31,015,077

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	111,016,838	86,443,358

FUND SHARE TRANSACTIONS:
Fund share sold [6,514,495 and 3,256,993 shares, respectively]	126,484,019	57,055,690
Fund share repurchased [4,703,817 and 11,945,417 shares, respectively]	(92,564,501)	(202,708,575)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	33,919,518	(145,652,885)

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,936,356	(59,209,527)
NET ASSETS:
Beginning of period	658,962,446	718,171,973

End of period	$803,898,802	$658,962,446

SEE NOTES TO FINANCIAL STATEMENTS.
A186

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.0%		Value
COMMON STOCKS	Shares	(Note 2)

Aerospace — 3.6%
Empresa Brasileira de
Aeronautica SA, ADR (Brazil)	464,300	$22,383,903
Spirit Aerosystems Holdings, Inc.*	584,200	21,060,410

		43,444,313

Automotive Parts — 0.9%
Advance Auto Parts, Inc.	274,650	11,131,565

Beverages — 2.2%
Constellation Brands, Inc. (Class A Stock)*(a)	1,087,000	26,392,360

Clothing & Apparel — 1.7%
Liz Claiborne, Inc.(a)	550,600	20,537,380

Computer Hardware — 1.2%
Lexmark International, Inc. (Class A Stock)*(a)	296,800	14,635,208

Computer Software — 1.2%
Activision, Inc.*	778,500	14,534,595

Construction — 12.0%
Centex Corp.(a)	417,600	16,745,760
Chicago Bridge & Iron Co. NV (Netherlands)	594,700	22,443,978
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	707,500	11,694,975
KB Home(a)	481,600	18,960,592
Lennar Corp. (Class A Stock)(a)	474,400	17,344,064
McDermott International, Inc.*	211,300	17,563,256
Meritage Homes Corp.*(a)	469,300	12,553,775
NVR, Inc.*(a)	34,900	23,723,275
Ryland Group, Inc. (The)(a)	163,700	6,117,469

		147,147,144

Consumer Products & Services — 1.0%
Whirlpool Corp.(a)	112,600	12,521,120

Diversified Operations — 0.7%
Walter Industries, Inc.	294,700	8,534,512

Electronic Components & Equipment — 2.6%
Avnet, Inc.*	325,200	12,890,928
L-3 Communications Holdings, Inc.(a)	190,700	18,572,273

		31,463,201

Energy – Coal — 0.7%
Arch Coal, Inc.(a)	244,700	8,515,560

Energy Services — 1.6%
NRG Energy, Inc.*(a)	487,000	20,244,590

Entertainment & Leisure — 1.4%
Harley-Davidson, Inc.(a)	280,000	16,690,800

Financial – Bank & Trust — 1.2%
Colonial BancGroup, Inc. (The)	567,800	14,177,966

Financial Services — 5.0%
Bear Stearns Cos., Inc.(a)	170,800	23,912,000
Fidelity National Financial, Inc. (Class A Stock)	845,000	20,026,500
IndyMac Bancorp, Inc.(a)	602,800	17,583,676

		61,522,176

Food — 3.5%
ConAgra Foods, Inc.	911,700	24,488,262
Smithfield Foods, Inc.*	597,800	18,406,262

		42,894,524

Healthcare Services — 2.4%
Aetna, Inc.	407,600	20,135,440
Coventry Health Care, Inc.*	152,350	8,782,977

		28,918,417

Insurance — 7.1%
CIGNA Corp.	398,400	20,804,448
Endurance Specialty Holdings Ltd. (Bermuda)	547,000	21,901,880
MGIC Investment Corp.(a)	328,100	18,655,766
PMI Group, Inc. (The)	414,200	18,502,314
StanCorp Financial Group, Inc.	124,000	6,507,520

		86,371,928

Internet Services — 1.2%
Check Point Software Technologies Ltd.*	637,500	14,541,375

Machinery & Equipment — 1.9%
Terex Corp.*	287,800	23,398,140

Metals & Mining — 9.4%
Cleveland-Cliffs, Inc.(a)	128,000	9,941,760
Freeport-McMoRan Copper & Gold, Inc.	357,300	29,591,586
Joy Global, Inc.	426,600	24,883,578
Peabody Energy Corp.(a)	139,300	6,739,334
Sterlite Industries India Ltd., ADR (India)*	789,500	11,581,965
Teck Cominco Ltd. (Class B Stock) (Canada)	426,400	18,122,000
United States Steel Corp.	129,400	14,072,250

		114,932,473

Oil & Gas — 9.2%
Canadian Natural Resources Ltd.	269,300	17,868,055
Denbury Resources, Inc.*	423,500	15,881,250
National Fuel Gas Co.	59,400	2,572,614
Noble Corp. (Cayman Islands)	199,700	19,474,744
Oceaneering International, Inc.*(a)	299,800	15,781,472
Quicksilver Resources, Inc.*(a)	151,950	6,773,931
Southwestern Energy Co.*(a)	144,100	6,412,450
Sunoco, Inc.	104,200	8,302,656
Talisman Energy, Inc. (Canada)	477,145	9,223,213
XTO Energy, Inc.	174,709	10,500,011

		112,790,396

SEE NOTES TO FINANCIAL STATEMENTS.
A187

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Pharmaceuticals — 3.1%
Endo Pharmaceuticals Holdings, Inc.*(a)	442,800	$15,157,044
Shire Pharmaceuticals Group PLC, ADR (United Kingdom)(a)	310,600	23,024,778

		38,181,822

Real Estate Investment Trust — 6.7%
Annaly Mortgage Management, Inc.(a)	805,100	11,609,542
Colonial Properties Trust(a)	344,000	12,538,800
Developers Diversified Realty Corp.(a)	226,900	11,959,899
First Industrial Realty Trust, Inc.(a)	378,900	14,686,164
iStar Financial, Inc.	478,200	21,198,606
Ventas, Inc.	272,500	9,878,125

		81,871,136

Retail & Merchandising — 2.6%
Aeropostale, Inc.*(a)	174,800	7,285,664
Circuit City Stores, Inc.	580,500	8,753,940
TJX Cos., Inc.(a)	577,700	15,886,750

		31,926,354

Semiconductors — 1.4%
International Rectifier Corp.*(a)	464,900	17,322,174

Technology – Computer Software — 1.4%
Take-Two Interactive Software, Inc.*(a)	832,400	16,623,028

Telecommunications — 1.0%
Arris Group, Inc.*(a)	679,000	11,943,610

Transportation — 1.2%
Ship Finance International Ltd.(a)	491,022	14,573,533

Utilities — 9.9%
Atmos Energy Corp.	383,800	11,537,028
Constellation Energy Group	281,100	24,503,487
DPL, Inc.(a)	546,300	15,482,142
Edison International	192,200	10,786,264
FirstEnergy Corp.(a)	369,500	23,917,735
Mirant Corp.*(a)	427,300	18,224,345
PPL Corp.	339,500	15,885,205

		120,336,206

TOTAL LONG-TERM INVESTMENTS
(cost $1,086,365,083)		1,208,117,606

SHORT-TERM INVESTMENT — 32.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $391,569,623; includes $378,803,960 of cash collateral for securities on loan)(b)(w) (Note 4)	391,569,623	391,569,623

TOTAL INVESTMENTS — 131.1%
(cost $1,477,934,706; Note 6)		1,599,687,229
Liabilities in excess of other assets — (31.1)%		(379,373,246)

NET ASSETS — 100.0%
		$1,220,313,983

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $362,332,518; cash collateral of $378,803,960 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.
A188

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (31.0% represents investments purchased with collateral from securities on loan)	32.1%
Construction	12.0
Utilities	9.9
Metals & Mining	9.4
Oil & Gas	9.2
Insurance	7.1
Real Estate Investment Trust	6.7
Financial Services	5.0
Aerospace	3.6
Food	3.5
Pharmaceuticals	3.1
Retail & Merchandising	2.6
Electronic Components & Equipment	2.6
Healthcare Services	2.4
Beverages	2.2
Machinery & Equipment	1.9
Clothing & Apparel	1.7
Energy Services	1.6
Semiconductors	1.4
Entertainment & Leisure	1.4
Technology – Computer Software	1.4
Computer Hardware	1.2
Transportation	1.2
Internet Services	1.2
Computer Software	1.2
Financial – Bank & Trust	1.2
Consumer Products & Services	1.0
Telecommunications	1.0
Automotive Parts	0.9
Diversified Operations	0.7
Energy – Coal	0.7

131.1
Liabilities in excess of other assets	(31.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A189

AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $362,332,518:
Unaffiliated investments (cost $1,086,365,083)	$1,208,117,606
Affiliated investments (cost $391,569,623)	391,569,623
Receivable for investments sold	29,009,343
Dividends receivable	1,792,944
Receivable for fund share sold	25,208
Prepaid expenses	11,126

Total Assets	1,630,525,850

LIABILITIES:
Payable to broker for collateral for securities on loan	378,803,960
Payable for investments purchased	25,160,094
Payable for fund share repurchased	4,613,492
Payable to custodian	697,044
Accrued expenses and other liabilities	478,706
Advisory fees payable	451,487
Shareholder servicing fees payable	7,084

Total Liabilities	410,211,867

NET ASSETS	$1,220,313,983

Net assets were comprised of:
Paid-in capital	$815,438,967
Retained earnings	404,875,016

Net assets, June 30, 2007	$1,220,313,983

Net asset value and redemption price per share, $1,220,313,983/57,627,478 outstanding shares of beneficial interest	$21.18

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$12,796,673
Affiliated income from securities lending, net	892,800
Affiliated dividend income	307,357

13,996,830

EXPENSES
Advisory fees	5,484,578
Shareholder servicing fees and expenses	431,222
Custodian and accounting fees	96,000
Insurance expenses	18,000
Trustees’ fees	13,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Shareholders’ reports	6,000
Legal fees and expenses	5,000
Loan interest expense (Note 7)	667
Miscellaneous	5,419

Total expenses	6,077,886

NET INVESTMENT INCOME	7,918,944

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions	123,189,016
Net change in unrealized appreciation (depreciation) on investments	(21,589,348)

NET GAIN ON INVESTMENTS	101,599,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$109,518,612

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,918,944	$7,862,891
Net realized gain on investments	123,189,016	146,460,875
Net change in unrealized appreciation (depreciation) on investments	(21,589,348)	(25,042,948)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	109,518,612	129,280,818

DISTRIBUTIONS	—	(211,854,099)

FUND SHARE TRANSACTIONS:
Fund share sold [976,755 and 2,860,189 shares, respectively]	20,303,302	51,646,484
Fund share issued in reinvestment of distributions [0 and 11,476,385 shares, respectively]	—	211,854,099
Fund share repurchased [6,806,412 and 23,192,897 shares, respectively]	(138,958,570)	(430,502,505)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(118,655,268)	(167,001,922)

TOTAL DECREASE IN NET ASSETS	(9,136,656)	(249,575,203)
NET ASSETS:
Beginning of period	1,229,450,639	1,479,025,842

End of period	$1,220,313,983	$1,229,450,639

SEE NOTES TO FINANCIAL STATEMENTS.
A190

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%		Value
COMMON STOCKS	Shares	(Note 2)

Advertising — 2.7%
Valueclick, Inc.*(a)	185,100	$5,453,046

Aerospace — 9.7%
AAR Corp.(a)	70,000	2,310,700
BE Aerospace, Inc.*	197,600	8,160,880
CAE, Inc.	682,000	9,097,880

		19,569,460

Business Services — 7.6%
Ctrip.com International Ltd.,
ADR (China)	25,500	2,005,065
FTI Consulting, Inc.*(a)	113,400	4,312,602
Icon PLC*	78,441	3,431,009
Kenexa Corp.*	69,700	2,628,387
Mobile Mini, Inc.*	102,800	3,001,760

		15,378,823

Commercial Services — 2.3%
Steiner Leisure Ltd.*	44,710	2,196,155
Watson Wyatt Worldwide, Inc.	49,800	2,513,904

		4,710,059

Computer Services & Software — 8.5%
Concur Technologies, Inc.*(a)	107,200	2,449,520
GameStop Corp. (Class A Stock)*	100,000	3,910,000
Nuance Communications, Inc.*(a)	169,600	2,837,408
Omnicell, Inc.*	134,800	2,801,144
Perot Systems Corp. (Class A Stock)*(a)	192,300	3,276,792
THQ, Inc.*(a)	62,300	1,901,396

		17,176,260

Consumer Products & Services — 3.2%
Geo Group, Inc., (The)*(a)	139,300	4,053,630
Sotheby’s Holdings, Inc. (Class A Stock)(a)	52,300	2,406,846

		6,460,476

Education — 4.0%
Capella Education Co.*	67,617	3,112,411
Career Education Corp.*	73,200	2,471,964
Strayer Education, Inc.	19,200	2,528,832

		8,113,207

Electronic Components & Equipment — 3.4%
Flir Systems, Inc.*(a)	56,700	2,622,375
Trimble Navigation Ltd.*(a)	129,800	4,179,560

		6,801,935

Entertainment & Leisure — 6.2%
Gaylord Entertainment Co.*(a)	120,947	6,487,597
Vail Resorts, Inc.*(a)	58,500	3,560,895
WMS Industries, Inc.*(a)	87,750	2,532,465

		12,580,957

Financial – Consumer — 0.5%
Unica Corp.*	53,648	885,192

Financial Services — 7.7%
Advanta Corp. (Class B Stock)	120,600	3,755,484
Affiliated Managers Group, Inc.*(a)	42,408	5,460,454
GFI Group, Inc.*	55,100	3,993,648
Huron Consulting Group, Inc.*(a)	32,000	2,336,320

		15,545,906

Healthcare Services — 5.5%
Allscripts Healthcare Solutions, Inc.*(a)	95,300	2,428,244
Bio-Reference Labs, Inc.*	89,200	2,439,620
Techne Corp.*	47,600	2,723,196
VCA Antech, Inc.*	92,600	3,490,094

		11,081,154

Hotels & Motels — 4.1%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	152,500	8,143,500

Insurance — 1.4%
ProAssurance Corp.*(a)	50,600	2,816,902

Internet Services — 9.1%
Atheros Communications, Inc.*(a)	104,400	3,219,696
DealerTrack Holdings, Inc.*(a)	83,000	3,057,720
Equinix, Inc.*(a)	41,200	3,768,564
Liquidity Services, Inc.*(a)	113,400	2,129,652
Navisite, Inc.*	277,600	2,109,760
Vocus, Inc.*	162,450	4,079,119

		18,364,511

Medical Supplies & Equipment — 3.4%
Arthrocare Corp.*(a)	73,027	3,206,616
Integra LifeSciences Holdings*(a)	38,200	1,887,844
Medcath Corp.*	56,700	1,803,060

		6,897,520

Oil & Gas — 5.0%
Arena Resources, Inc.*	40,700	2,365,077
Carrizo Oil & Gas, Inc.*(a)	75,800	3,143,426
Core Laboratories NV (Netherlands)*	44,800	4,555,712

		10,064,215

Personal Services — 3.5%
Cornell Cos., Inc.*	157,725	3,873,726
Service Corp. International	255,000	3,258,900

		7,132,626

Real Estate Investment Trust — 2.7%
Jones Lang LaSalle, Inc.(a)	48,400	5,493,400

Semiconductors — 2.5%
Microsemi Corp.*(a)	92,000	2,203,400
Varian Semiconductor Equipment Associates, Inc.*(a)	72,450	2,902,347

		5,105,747

Technology – Computer Software — 1.7%
Ultimate Software Group, Inc.*(a)	115,500	3,341,415

SEE NOTES TO FINANCIAL STATEMENTS.
A191

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Telecommunications — 3.4%
Ciena Corp.*(a)	60,300	$2,178,639
SBA Communications Corp.*	137,500	4,618,625

		6,797,264

Transportation — 1.7%
Kirby Corp.*	90,176	3,461,857

TOTAL LONG-TERM INVESTMENTS
(cost $194,379,459)		201,375,432

SHORT-TERM INVESTMENT — 36.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $73,878,001; includes $71,910,078 of cash collateral for securities on loan)(b)(w) (Note 4)	73,878,001	73,878,001

TOTAL INVESTMENTS — 136.4%
(cost $268,257,460; Note 6)		275,253,433
Liabilities in excess of other assets — (36.4)%		(73,485,532)

NET ASSETS — 100.0%		$201,767,901

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $69,025,287; cash collateral of $71,910,078 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (35.6% represents investments purchased with collateral from securities on loan)	36.6%
Aerospace	9.7
Internet Services	9.1
Computer Services & Software	8.5
Financial Services	7.7
Business Services	7.6
Entertainment & Leisure	6.2
Healthcare Services	5.5
Oil & Gas	5.0
Hotels & Motels	4.1
Education	4.0
Personal Services	3.5
Medical Supplies & Equipment	3.4
Electronic Components & Equipment	3.4
Telecommunications	3.4
Consumer Products & Services	3.2
Real Estate Investment Trust	2.7
Advertising	2.7
Semiconductors	2.5
Commercial Services	2.3
Transportation	1.7
Technology – Computer Software	1.7
Insurance	1.4
Financial – Consumer	0.5

136.4
Liabilities in excess of other assets	(36.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.
A192

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $69,025,287
Unaffiliated investments (cost $194,379,459)	$201,375,432
Affiliated investments (cost $73,878,001)	73,878,001
Receivable for investments sold	349,043
Dividends and interest receivable	23,471
Receivable for fund share sold	11,387
Prepaid expenses	2,323

Total Assets	275,639,657

LIABILITIES:
Payable to broker for collateral for securities on loan	71,910,078
Payable for investments purchased	1,096,012
Payable for fund share repurchased	604,282
Payable to custodian	124,926
Advisory fees payable	84,952
Accrued expenses and other liabilities	50,339
Shareholder servicing fees payable	1,167

Total Liabilities	73,871,756

NET ASSETS	$201,767,901

Net assets were comprised of:
Paid-in capital	$382,631,517
Retained earnings	(180,863,616)

Net assets, June 30, 2007	$201,767,901

Net asset value and redemption price per share, $201,767,901/20,618,360 outstanding shares of beneficial interest	$9.79

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$328,282
Affiliated dividend income	102,835
Affiliated income from securities lending, net	63,287
Unaffiliated interest	11,521

505,925

EXPENSES
Advisory fees	983,290
Shareholder servicing fees and expenses	72,453
Custodian and accounting fees	35,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Shareholders’ reports	2,000
Loan interest expense (Note 7)	974
Miscellaneous	3,407

Total expenses	1,126,124

NET INVESTMENT LOSS	(620,199)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	24,415,952
Futures transactions	242,019

24,657,971

Net change in unrealized appreciation (depreciation) on:
Investments	(7,509,043)
Futures	(12,200)

(7,521,243)

NET GAIN ON INVESTMENTS	17,136,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,516,529

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(620,199)	$(900,413)
Net realized gain on investments	24,657,971	25,961,017
Net change in unrealized appreciation (depreciation) on investments	(7,521,243)	(8,628,263)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,516,529	16,432,341

FUND SHARE TRANSACTIONS:
Fund share sold [411,887 and 3,108,016 shares, respectively]	3,857,682	27,776,397
Fund share repurchased [3,520,970 and 10,025,856 shares, respectively]	(32,966,369)	(86,783,536)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(29,108,687)	(59,007,139)

TOTAL DECREASE IN NET ASSETS	(12,592,158)	(42,574,798)
NET ASSETS:
Beginning of period	214,360,059	256,934,857

End of period	$201,767,901	$214,360,059

SEE NOTES TO FINANCIAL STATEMENTS.
A193

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
LONG-TERM INVESTMENTS — 60.3%	Ratings	Rate		Date	(000)#	(Note 2)

ASSET-BACKED SECURITIES — 4.4%
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	5.37	%(c)	09/25/36	$2,525	$2,524,358
Argent Securities, Inc., Series 2006-W3, Class A2A	Aaa	5.39	%(c)	04/25/36	649	648,950
Centex Home Equity, Series 1999-3, Class A2	Aaa	5.72	%(c)	10/25/30	1,072	1,072,643
Countrywide Asset-Backed Certificates, Series 2006-8,
Class 2S1	Aaa	5.35	%(c)	01/25/46	310	309,891
Countrywide Asset-Backed Certificates, Series 2006-11,
Class 3AV1	Aaa	5.38	%(c)	09/25/46	1,418	1,417,161
Countrywide Asset-Backed Certificates, Series 2006-16,
Class 2A1	Aaa	5.37	%(c)	12/25/46	3,767	3,765,541
Countrywide Asset-Backed Certificates, Series 2006-25,
Class 2A1	Aaa	5.39	%(c)	06/25/37	3,989	3,988,353
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2001-HE30, Class A2	Aaa	6.02	%(c)	07/25/32	3	2,605
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE1, Class A2	Aaa	6.06	%(c)	08/25/32	99	98,847
Fieldstone Mortgage Investment Corp., Series 2006-1,
Class A1	Aaa	5.40	%(c)	05/25/36	1,934	1,934,011
First NLC Trust, Series 2007-1, Class A1	Aaa	5.39	%(c)	08/25/37	6,300	6,300,000
GS Auto Loan Trust, Series 2007-1, Class A1	P-1	5.363%		07/15/08	4,600	4,600,000
Home Equity Asset Trust, Series 2005-8, Class 2A1	Aaa	5.43	%(c)	02/25/36	950	950,057
HSI Asset Securitization Corp. Trust, Series 2006-HE2,
Class 2A1	Aaa	5.37	%(c)	12/25/36	337	337,245
Indymac Residential Asset Backed Trust, Series 2006-D,
Class 2A1	Aaa	5.37	%(c)	11/25/36	947	947,223
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	5.60	%(c)	10/25/34	92	92,011
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1,
Class A2A	Aaa	5.39	%(c)	08/25/36	5,205	5,204,555
Nomura Home Equity Loan, Inc., Series 2006-HE1, Class A1	Aaa	5.40	%(c)	02/25/36	431	430,838
Renaissance Home Equity Loan Trust, Series 2003-3,
Class A	Aaa	5.82	%(c)	12/25/33	650	655,006
Renaissance Home Equity Loan Trust, Series 2004-3,
Class AV2A	Aaa	5.68	%(c)	11/25/34	445	446,495
Residential Asset Securities Corp., Series 2006-EMX4,
Class A1	Aaa	5.36	%(c)	06/25/36	273	273,239
Residential Asset Securities Corp., Series 2006-EMX9,
Class 1A1	Aaa	5.39	%(c)	11/25/36	304	303,921
Residential Asset Securities Corp., Series 2006-KS4,
Class A1	Aaa	5.36	%(c)	06/25/36	289	289,382
Securitized Asset Backed Receivables, Series 2007-BR5,
Class A2A	Aaa	5.44	%(c)	05/25/37	6,300	6,300,000
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	5.355	%(c)	10/25/16	6,300	6,300,000
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2,
144A	Aaa	5.56	%(c)	10/25/35	7,200	7,206,177

TOTAL ASSET-BACKED SECURITIES
(cost $56,405,824)						56,398,509

BANK LOAN — 0.2%
HCA, Inc., Term B
(cost $2,992,500)	Ba-	7.61%		11/16/13	2,993	3,011,437

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.9%
American Home Mortgage Investment Trust, Series 2004-4,
Class 5A	Aaa	4.44	%(c)	02/25/45	3,347	3,287,810
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.614	%(c)	02/20/36	3,586	3,527,394
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8,
Class 2A1	Aaa	4.773	%(c)	01/25/34	1,402	1,394,898

SEE NOTES TO FINANCIAL STATEMENTS.
A194

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-10, Class A1	AAA(d)	4.75	%(c)	10/25/35	$2,184	$2,158,442
Citigroup Mortgage Loan Trust, Inc., Series 2005-11,
Class A2A	AAA(d)	4.70	%(c)	12/25/35	8,578	8,418,607
Countrywide Alternative Loan Trust, Series 2003-J3,
Class 2A1	AAA(d)	6.25%		12/25/33	594	592,135
Countrywide Alternative Loan Trust, Series 2005-11,
Class 2A8	Aaa	4.50%		06/25/35	507	499,494
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J7, Class 4A2	AAA(d)	5.72	%(c)	08/25/18	558	561,512
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 1A3, 144A	Aaa	6.00%		11/25/26	5,396	5,366,583
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-R4, Class 2A, 144A	Aaa	6.50%		01/25/34	614	621,834
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1	Aaa	5.66	%(c)	02/25/35	1,691	1,697,805
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 2A1	Aaa	5.61	%(c)	04/25/35	2,923	2,922,572
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 3A1	Aaa	6.257	%(c)	04/25/35	1,341	1,353,300
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-R2, Class 1AF1, 144A	Aaa	5.66	%(c)	06/25/35	5,250	5,237,527
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	158	158,314
Fannie Mae, Series 1988-22, Class A	Aaa	5.543	%(c)	08/25/18	11	11,235
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	103	107,556
Fannie Mae, Series 2003-67, Class GN	Aaa	3.50%		01/25/25	521	512,185
Fannie Mae, Series 2003-83, Class A	Aaa	4.25%		04/25/28	4,089	4,041,043
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	7,000	6,859,388
Fannie Mae, Series 2004-11, Class A	Aaa	5.44	%(c)	03/25/34	266	265,791
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.673	%(c)	05/25/35	1,000	986,538
FHLMC Structured Pass-Through Securities, Series T-57,
Class 1A1	Aaa	6.50%		07/25/43	3,352	3,398,359
FHLMC Structured Pass-Through Securities, Series T-59,
Class 1A2	Aaa	7.00%		10/25/43	1,894	1,942,817
FHLMC Structured Pass-Through Securities, Series T-61,
Class 1A	Aaa	6.427	%(c)	07/25/44	3,554	3,582,144
FHLMC Structured Pass-Through Securities, Series T-62,
Class 1A1	Aaa	6.227	%(c)	10/25/44	12,162	12,267,549
First Republic Mortgage Loan Trust, Series 2002-FRB1,
Class A	Aaa	5.62	%(c)	08/15/32	3,203	3,208,762
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	1,545	1,529,534
Freddie Mac, Series 2544, Class PN	Aaa	4.50%		03/15/26	692	686,704
Freddie Mac, Series 2692, Class YB	Aaa	3.50%		05/15/16	8,939	8,824,870
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	7,660	7,586,057
Freddie Mac, Series 2756, Class MA	Aaa	5.00%		06/15/16	3,065	3,059,417
Freddie Mac, Series 2828, Class EN	Aaa	4.50%		10/15/23	8,300	8,211,134
Freddie Mac, Series 2839, Class DG	Aaa	5.00%		06/15/16	4	4,103
Freddie Mac, Series 2887, Class LB	Aaa	5.00%		12/15/19	1,047	1,044,542
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	687	676,500
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	207	204,932
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	2,719	2,645,568
GE Capital Commerical Mortgage Corp., Series 2002-3A,
Class A1	AAA(d)	4.229%		12/10/37	2,682	2,620,542
GMAC Mortgage Corp. Loan Trust, Series 2004-J4,
Class A1	Aaa	5.50%		09/25/34	5,523	5,461,954
Government National Mortgage Assoc., Series 1998-15,
Class C	Aaa	6.50%		06/20/28	2,245	2,279,449

SEE NOTES TO FINANCIAL STATEMENTS.
A195

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Aaa	5.55	%(c)	06/25/45	$1,119	$1,121,338
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aaa	6.00%		04/01/34	10,020	9,843,448
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.354	%(c)	06/25/34	429	431,218
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1	AAA(d)	5.457	%(c)	04/25/36	4,523	4,508,150
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.538	%(c)	09/25/35	3,791	3,734,092
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.008	%(c)	07/25/35	1,888	1,862,045
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	5.40	%(c)	08/25/46	3,210	3,210,316
Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3	AAA(d)	5.45	%(c)	01/25/36	1,617	1,607,469
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 2A1	Aaa	5.54	%(c)	05/25/36	3,565	3,570,311
Washington Mutual, Inc., Series 2002-AR11, Class A1	Aaa	5.094	%(c)	10/25/32	770	767,910
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	5.474	%(c)	02/27/34	467	458,399
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	5.86	%(c)	12/25/27	1,617	1,616,952
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	4.229	%(c)	03/25/34	826	815,262
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	5.64	%(c)	01/25/45	93	93,028
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	5.61	%(c)	10/25/45	700	701,160
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	Aaa	5.58	%(c)	11/25/45	606	608,248
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aaa	5.63	%(c)	01/25/45	1,500	1,502,289
Washington Mutual, Inc., Series 2006-AR3, Class A1A	Aaa	6.029	%(c)	02/25/46	2,871	2,874,001
Washington Mutual, Inc., Series 2006-AR9, Class 1A	Aaa	6.029	%(c)	08/25/46	1,775	1,779,080
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR12, Class 2A4	Aaa	4.319	%(c)	07/25/35	4,400	4,333,152

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $165,161,405)						165,254,768

CORPORATE OBLIGATIONS — 22.3%
Airlines — 0.2%
United Airlines, Inc., Pass-Thru Cert., Series 01-1(i)(g)	B2	6.831%		09/01/08	1,800	2,072,250

Automobile Manufacturers — 0.9%
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.79	%(c)	03/13/09	2,700	2,711,394
Ford Motor Credit Co. LLC, Notes	B1	5.625%		10/01/08	5,400	5,330,216
Ford Motor Credit Co. LLC, Sr. Notes	B1	4.95%		01/15/08	3,152	3,128,398

						11,170,008

Biotechnology — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	A2	5.44	%(c)	11/28/08	9,300	9,301,739

Cable Television — 0.2%
CSC Holdings, Inc., Sr. Notes	B2	7.875%		12/15/07	377	379,356
CSC Holdings, Inc., Sr. Unsec’d. Notes	B2	7.25%		07/15/08	1,900	1,914,250

						2,293,606

Chemicals — 0.1%
Equistar Chemicals LP, Notes	B1	8.75%		02/15/09	1,600	1,656,000

Containers & Packaging — 0.3%
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba2	8.75%		11/15/12	3,200	3,344,000

Electronic Components & Equipment — 2.3%
Dominion Resources, Inc., Sr. Notes	Baa2	5.66	%(c)	09/28/07	11,100	11,102,553
Entergy Gulf States, Inc., 1st Mortgage, 144A	Baa3	6.11	%(c)	12/08/08	6,300	6,316,878
Nisource Finance Corp., Gtd. Notes	Baa3	5.93	%(c)	11/23/09	4,300	4,306,691
Progress Energy, Inc., Sr. Unsec’d. Notes	A3	5.76	%(c)	11/14/08	7,400	7,410,700

						29,136,822

SEE NOTES TO FINANCIAL STATEMENTS.
A196

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date		(000)#	(Note 2)

Entertainment & Leisure — 0.3%
Time Warner, Inc., Notes	Baa2	8.18%		08/15/07		$ 4,200	$4,214,309

Financial – Bank & Trust — 3.8%
Bank of America NA, Notes	Aaa	5.36	%(c)	06/12/09		800	799,900
Bank of America NA, Sr. Notes	Aaa	5.36	%(c)	12/18/08		3,400	3,400,782
Bank of Ireland, Sr. Unsec’d. Notes, MTN (Ireland)	Aa2	5.37	%(c)	12/19/08		5,500	5,505,088
Export-Import Bank Korea, Notes (Korea)	Aa3	5.45	%(c)	06/01/09		6,400	6,399,840
GMAC LLC, Unsub. Notes	Ba1	6.61	%(c)	05/15/09		1,400	1,399,941
HBOS Treasury Services PLC, Gtd. Notes, MTN (United Kingdom)	Aa1	5.32	%(c)	07/17/08		2,300	2,301,288
HSBC Finance Corp., Sr. Notes	Aa3	5.36	%(c)	05/21/08		5,200	5,202,480
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.49	%(c)	09/15/08		7,000	7,012,677
Rabobank Nederland, Sr. Notes, 144A (Netherlands)	Aaa	5.35	%(c)	04/06/09		4,500	4,502,345
Royal Bank of Scotland PLC, Gtd. Notes, 144A	Aaa	5.36	%(c)	04/11/08		3,800	3,802,899
Royal Bank of Scotland, Sub. Notes, MTN (United Kingdom)	Aa1	5.75	%(c)	07/06/12		1,800	1,800,031
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	5.955	%(c)	08/01/08		2,600	2,602,600
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	6.11	%(c)	09/21/07		4,400	4,404,699

							49,134,570

Financial – Consumer — 0.3%
Bear Stearns Cos., Inc., Notes, MTN	A1	5.42	%(c)	01/15/08		3,800	3,800,114

Financial Services — 8.3%
Citigroup Global Markets Holdings, Inc., Notes, MTN	Aa1	5.46	%(c)	03/17/09		7,800	7,808,697
Citigroup, Inc., Notes	Aa1	5.388	%(c)	12/26/08		4,100	4,102,017
Federal Home Loan Mortgage Corp., Notes, MTN (4.50% until 02/25/08)	Aaa	5.50	%(v)	08/25/09		1,165	1,154,514
Ford Motor Credit Co. LLC, Unsec’d. Notes, MTN	B1	6.19	%(c)	09/28/07		1,500	1,499,910
Freddie Mac, Notes	Aaa	4.48%		09/19/08		18,300	18,126,205
General Electric Capital Corp., Notes	Aaa	5.46	%(c)	06/15/09		2,400	2,405,371
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.42	%(c)	10/06/10		3,600	3,600,187
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.355	%(c)	10/24/08		1,700	1,700,690
General Electric Capital Corp., Unsec’d. Notes	Aaa	5.417	%(c)	05/10/10		6,500	6,506,364
Goldman Sachs Group, Inc., Notes	Aa3	5.66	%(c)	06/28/10		6,400	6,436,762
Goldman Sachs Group, Inc., Notes, MTN	Aa3	5.455	%(c)	07/29/08		1,700	1,702,069
Goldman Sachs Group, Inc., Sr. Notes	Aa3	5.45	%(c)	06/23/09		8,300	8,306,316
ICICI Bank Ltd., Bonds, 144A (India)	Baa2	5.895	%(c)	01/12/10		3,400	3,405,671
JPMorgan Chase & Co., Notes, MTN	Aa2	5.37	%(c)	05/07/10		5,300	5,299,406
Lehman Brothers Holdings, Inc., Notes, MTN	A1	5.57	%(c)	12/23/10		4,200	4,201,991
MBNA Europe Funding PLC, Gtd. Notes, 144A (United Kingdom)	Aa1	5.46	%(c)	09/07/07		9,800	9,802,597
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.45	%(c)	08/14/09		3,800	3,802,257
Mizuho Corp. Bank, Subs. (Japan)	Baa+	1.43%		10/27/49	JPY	200,000	1,644,345
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.467	%(c)	02/09/09		3,900	3,904,992
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A	Aa1	5.40	%(c)	09/11/09		7,200	7,206,574
Royal Bank of Scotland PLC, Bonds (United Kingdom)	Aa3	9.118%		03/31/49		1,700	1,848,170
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	NR	1.521	%(c)	11/26/49	JPY	300,000	2,466,009

							106,931,114

Food — 0.4%
Heinz (H.J.) Co., Notes, 144A	Baa2	6.428%		12/01/20		5,700	5,756,886

Hotels & Motels — 0.2%
Mandalay Resort Group, Sr. Unsec’d. Notes	Ba2	6.50%		07/31/09		2,000	2,000,000
Mirage Resorts, Inc., Notes	Ba2	6.75%		08/01/07		800	800,000

							2,800,000

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date		(000)#	(Note 2)

Insurance — 0.2%
American International Group, Inc., Sr. Notes, 144A	Aa2	5.36	%(c)	06/23/08		$ 2,000	$2,000,372

Machinery & Equipment — 0.4%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A	Aa3	5.41	%(c)	08/14/09		5,400	5,398,402

Oil & Gas — 0.7%
Transcontinental Gas Pipe Line Corp., Notes	Ba1	6.25%		01/15/08		750	750,937
Transcontinental Gas Pipe Line Corp., Notes, 144A	Ba1	6.636	%(c)	04/15/08		1,000	996,250
Transocean, Inc., Unsec’d. Notes	Baa1	5.56	%(c)	09/05/08		7,200	7,204,702
Williams Cos., Inc., Notes	Ba2	6.375%		10/01/10		700	701,750

							9,653,639

Retail & Merchandising — 1.3%
Home Depot, Inc., Sr. Unsec’d. Notes	Aa3	5.485	%(c)	12/16/09		7,000	6,989,115
JC Penney & Co., Notes, MTN	Baa3	6.50%		12/15/07		2,910	2,919,126
Wal-Mart Stores, Inc., Sr. Notes	Aa2	5.265	%(c)	06/16/08		6,900	6,897,488

							16,805,729

Technology – Hardware — 0.3%
Xerox Corp., Gtd. Notes	Baa3	9.75%		01/15/09		3,300	3,490,829

Telecommunications — 1.0%
Bellsouth Corp., Notes	A2	4.24%		04/26/21		3,300	3,270,455
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.46	%(c)	08/15/08		3,600	3,602,743
Quest Corp., Notes	Ba1	5.625%		11/15/08		1,674	1,667,723
Qwest Corp., Sr. Notes	Ba1	7.875%		09/01/11		1,200	1,251,000
Sprint Nextel Corp., Notes	Baa3	5.76	%(c)	06/28/10		3,100	3,099,157

							12,891,078

Utilities — 0.4%
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	9.875%		10/15/07		1,750	1,766,266
Ohio Edison Co., Notes, 144A	Baa2	5.647%		06/15/09		500	500,187
Ohio Edison Co., Sr. Notes	Baa2	4.00%		05/01/08		1,205	1,190,207
TXU Energy Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.86	%(c)	09/16/08		1,400	1,400,542

							4,857,202

TOTAL CORPORATE OBLIGATIONS
(cost $286,642,325)							286,708,669

FOREIGN GOVERNMENT BONDS — 6.8%
Bundesobligation (Germany)	Aaa	4.50%		08/17/07	EUR	60,500	81,908,574
Republic of Brazil (Brazil)	Ba2	10.25%		01/10/28		6,600	3,809,798
Republic of Peru (Peru)	Ba3	9.125%		01/15/08		1,000	1,010,000
Russian Federation (Russia)	Baa2	8.25%		03/31/10		367	380,497

TOTAL FOREIGN GOVERNMENT BONDS
(cost $87,089,020)							87,108,869

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.0%
Federal Home Loan Mortgage Corp.		4.547	%(c)	01/01/34		238	235,381
Federal Home Loan Mortgage Corp.		6.00%		08/01/29-04/01/33		5,807	5,753,296
Federal Home Loan Mortgage Corp.		7.378	%(c)	12/01/26		47	48,278
Federal Home Loan Mortgage Corp.		7.431	%(c)	07/01/29		120	121,698

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)	Interest		Maturity	Amount	Value
	Rate		Date	(000)#	(Note 2)

Federal Home Loan Mortgage Corp.	8.50%		01/01/25	$313	$333,820
Federal National Mortgage Assoc.	3.845	%(c)	10/01/33	5,942	5,843,304
Federal National Mortgage Assoc.	5.00%		10/01/17-07/17/22	26,427	25,543,862
Federal National Mortgage Assoc.	5.50%		TBA	31,100	29,992,063
Federal National Mortgage Assoc.	5.50%		12/01/34-10/01/35	30,391	29,319,132
Federal National Mortgage Assoc.	5.549	%(c)	03/01/17	320	323,030
Federal National Mortgage Assoc.	5.619	%(c)	04/01/24	105	106,209
Federal National Mortgage Assoc.	6.00%		04/01/12-07/13/37	151	187,130
Federal National Mortgage Assoc.	6.50%		TBA	2,500	2,523,438
Federal National Mortgage Assoc.	6.585	%(c)	04/01/32	33	33,070
Federal National Mortgage Assoc.	6.911	%(c)	01/01/25	13	13,500
Federal National Mortgage Assoc.	7.242	%(c)	12/01/29	71	71,771
Government National Mortgage Assoc.	5.375	%(c)	05/20/24-06/20/26	250	253,473
Government National Mortgage Assoc.	5.75	%(c)	07/20/17-07/20/24	112	113,051
Government National Mortgage Assoc.	6.125	%(c)	11/20/29	292	295,507
Government National Mortgage Assoc.	6.375	%(c)	01/20/26	155	155,947
Government National Mortgage Assoc.	6.50%		04/15/26-06/15/29	211	214,049
Government National Mortgage Assoc.	7.00%		01/15/24-08/15/25	69	71,797
Government National Mortgage Assoc.	8.00%		06/20/30-01/20/32	1,037	1,094,271
Government National Mortgage Assoc.	8.50%		10/15/29-01/15/31	298	320,233

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $105,468,200)					102,967,310

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
Federal Home Loan Bank	3.15%		08/13/07	2,680	2,673,080
Federal Home Loan Bank	3.50%		10/22/07-08/05/08	5,000	4,919,528
Federal Home Loan Bank	3.70%		02/06/09	2,000	1,953,802
Federal Home Loan Bank	3.73%		01/04/08	1,400	1,388,453
Federal Home Loan Bank	3.85%		12/21/07	320	317,679
Federal Home Loan Bank	4.01%		10/28/08	1,075	1,057,948
Federal Home Loan Bank	4.25%		07/30/09	5,571	5,469,343
Federal Home Loan Bank	4.50%		06/12/13	5,500	5,238,646
Federal Home Loan Bank	5.25%		08/25/08	1,715	1,714,422
Federal Home Loan Bank (4.00% untill 07/17/07)	5.00	%(v)	07/17/08	1,000	996,288
Federal Home Loan Bank (4.50% until 03/17/08)	5.00	%(v)	03/17/09	2,000	1,983,106
Federal Home Loan Mortgage Corp.	4.00%		05/23/08	1,400	1,383,994
Federal Home Loan Mortgage Corp.	4.24%		07/30/09	19,700	19,327,611
Federal National Mortgage Assoc.	4.02%		05/07/09	755	739,342
Federal National Mortgage Assoc.	4.25%		07/30/09	23,525	23,088,517

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $72,326,472)					72,251,759

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes
(cost $1,409,617)	5.125%		06/30/11	1,400	1,410,609

				Units

RIGHTS*
United Mexican States Value Recovery Rights, Series E (Mexico) (cost $0)				5,500,000	40,700

TOTAL LONG-TERM INVESTMENTS
(cost $777,495,363)					775,152,630

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS — 37.0%				Principal
	Moody’s	Interest	Maturity	Amount	Value
COMMERCIALPAPER(n) — 32.9%	Ratings	Rate	Date	(000)#	(Note 2)

Bank of America Corp.	A1+(d)	5.22%	07/05/07	$13,700	$13,693,995
BNP Paribas	A1+(d)	5.33%	07/02/07	41,700	41,693,826
Cox Communications, Inc.(h)(cost $3,900,000; purchased 01/10/07)	A3	5.57%	07/16/07	3,900	3,900,000
Cox Communications, Inc.(h)(cost $5,300,000; purchased 03/12/07)	A3	5.57%	09/17/07	5,300	5,300,000
Danske Corp.(h)(cost $62,618,176; purchased 04/04/07)	A1+(d)	5.22%	07/10/07	62,700	62,627,128
Fortis Funding LLC(h)(cost $34,015,380; purchased 06/18/07)	A1+(d)	5.255%	07/18/07	34,100	34,015,380
Fortis Funding LLC(h)(cost $3,887,428; purchased 06/21/07)	A1+(d)	5.275%	07/23/07	3,900	3,887,428
HBOS Treasury	A1+(d)	5.225%	07/03/07	700	699,898
Natixis(h)(cost $34,594,829; purchased 06/29/07)	A1+(d)	5.38%	07/02/07	34,600	34,594,829
Rabobank Usa	A1+(d)	5.33%	07/02/07	33,200	33,195,085
Societe Generale	A1+(d)	5.24%	09/17/07	37,900	37,475,224
Societe Generale	A1+(d)	5.246%	09/18/07	500	494,323
Swedbank	A1	5.23%	07/26/07	36,800	36,670,929
Time Warner, Inc.(h)(cost $2,076,331; purchased 06/28/07)	A2	5.41%	09/14/07	2,100	2,076,388
Total Finance Elf Capital(h)(cost $34,594,868; purchased 06/29/07)	A1+(d)	5.34%	07/02/07	34,600	34,594,868
UBS Finance	A1+(d)	5.205%	07/19/07	1,300	1,296,789
UBS Finance	A1+(d)	5.235%	09/04/07	37,200	36,853,460
Westpac Banking Corp.(h)(cost $40,347,022; purchased 04/26/07)	A1+(d)	5.23%	07/27/07	40,500	40,352,879

TOTAL COMMERCIAL PAPER
(cost $423,390,093)					423,422,429

U.S. TREASURY OBLIGATIONS(n)— 0.2%
U.S. Treasury Bills(k)		4.75%	08/30/07	2,080	2,064,466
U.S. Treasury Bills(k)		4.65%	09/13/07	770	762,907

TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,826,173)					2,827,373

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 3.8%
Dryden Core Investment Fund — Taxable Money Market Series (cost $48,425,232)(Note 4)(w)				48,425,232	48,425,232

		Contracts/
		Notional
		Amounts
		(000)#

OUTSTANDING OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Currency Option EUR VS. JPY, expiring 05/20/2010, @ Cross Currency FX Rate 148.30	EUR	2,100	163,572
Currency Option EUR VS. USD, expiring 05/21/2008 @ FX Rate 1.355	EUR	1,600	53,768
Currency Option EUR VS. USD, expiring 05/21/2008 @ FX Rate 1.355	EUR	3,300	110,896
Currency Option EUR VS. USD, expiring 06/03/2010 @ FX Rate 1.372	EUR	2,100	162,165
Currency Option EUR VS. USD, expiring 06/03/2010 @ FX Rate 1.375	EUR	3,200	162,757
Currency Option EUR VS. USD, expiring 05/21/2010 @ FX Rate 1.375	EUR	1,400	70,695
Currency Option EUR VS. USD, expiring 05/21/2010 @ FX Rate 1.375	EUR	1,400	70,357
Currency Option USD VS. JPY, expiring 03/31/2010, @ FX Rate 105.20		1,000	69,378
Currency Option USD VS. JPY, expiring 03/31/2010, @ FX Rate 105.40		3,000	204,624
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.00%		37,000	59,346
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%		67,000	131,811
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 4.75%		30,000	68,092
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 5.00%		31,700	107,274

			1,434,735

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Contracts/
		Notional
		Amounts	Value
OUTSTANDING OPTIONS PURCHASED* (Continued)		(000)#	(Note 2)

Put Options — 0.1%
Currency Option EUR vs. JPY, expiring 05/20/2010, @ CrossCurrency FX Rate 148.30	EUR	2,100	$110,021
Currency Option EUR vs. USD, expiring 05/21/2008 @ FX Rate 1.355	EUR	3,300	82,798
Currency Option EUR vs. USD, expiring 05/21/2008 @ FX Rate 1.355	EUR	1,600	40,145
Currency Option EUR vs. USD, expiring 05/21/2010 @ FX Rate 1.375	EUR	1,400	64,045
Currency Option EUR vs. USD, expiring 05/21/2010 @ FX Rate 1.375	EUR	1,400	63,706
Currency Option EUR vs. USD, expiring 06/03/2010 @ FX Rate 1.372	EUR	2,100	93,365
Currency Option EUR vs. USD, expiring 06/03/2010 @ FX Rate 1.375	EUR	3,200	145,610
Currency Option USD vs. JPY, expiring 03/31/2010, @ FX Rate 105.20		1,000	28,848
Currency Option USD vs. JPY, expiring 03/31/2010, @ FX Rate 105.40		3,000	87,732
Eurodollar Futures, expiring 06/16/2008, Strike Price $92.50		4,498	28,113
Eurodollar Futures, expiring 06/16/2008, Strike Price $92.75		569	3,556

			747,939

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $2,357,419)			2,182,674

TOTAL SHORT-TERM INVESTMENTS
(cost $476,998,917)			476,857,708

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 97.3%
(cost $1,254,494,280; Note 6)			1,252,010,338

OUTSTANDING OPTIONS WRITTEN
Call Options(g)
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 5.20%		10,600	(104,044)
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.95%		29,000	(146,069)
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 5.00%		10,000	(71,066)
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.10%		16,100	(57,609)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $654,060)			(378,788)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 97.3%
(cost $1,253,840,220; Note 6)			1,251,631,550
Other assets in excess of liabilities(x) — 2.7%			34,358,264

NET ASSETS — 100.0%			$1,285,989,814

The following abbreviations are used in portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Kroner
PLZ	Polish Zloty
RUB	Russian Ruble

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions (continued):
SGD	Singapore Dollar
ZAR	South African Rand
*	Non-incoming producing security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)
Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $221,334,034. The aggregate market value of $221,348,900 is approximately 17.2% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at June 30, 2007:
Number			Value at	Value at	Unrealized
of		Expiration	Trade	June 30,	Appreciation
Contracts	Type	Date	Date	2007	(Depreciation)

Long Positions:
5376	90 Day Euro Dollar	Mar 08	$1,278,710,238	$1,273,977,600	$(4,732,638)
3937	90 Day Euro Dollar	Jun 08	933,411,938	933,315,063	(96,875)
4	90 Day Sterling	Mar 08	947,594	939,870	(7,724)
516	90 Day Sterling	Dec 07	122,573,633	121,307,933	(1,265,700)

					(6,102,937)

Short Positions:
2,615	10 Year U.S. Treasury Notes	Sep 07	278,885,664	276,413,672	2,471,992

					$(3,630,945)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Brazilian Real,
Expiring 03/04/08	BRL	14,047	$6,535,809	$7,083,005	$547,196
Chilean Peso,
Expiring 11/05/07	CLP	994,839	1,839,230	1,883,517	44,287
Expiring 03/13/08	CLP	131,806	249,632	249,295	(337)
Chinese Yuan,
Expiring 01/10/08	CNY	92,598	12,548,544	12,475,182	(73,362)
Expiring 03/07/08	CNY	98,359	13,424,000	13,348,339	(75,661)
Expiring 03/02/09	CNY	15,611	2,227,000	2,229,226	2,226
Korean Won,
Expiring 09/21/07	KRW	1,701,443	1,830,000	1,846,243	16,243
Expiring 11/07/07	KRW	4,368,441	4,726,216	4,744,939	18,723
Mexican Peso,
Expiring 03/13/08	MXN	70,734	6,293,491	6,440,123	146,632

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts (continued)		(000)	Date Payable	Value	(Depreciation)

Norwegian Krone,
Expiring 09/06/07	NOK	140	$23,386	$23,770	$384
Polish Zloty,
Expiring 09/28/07	PLZ	5,192	1,830,000	1,866,562	36,562
Expiring 03/13/08	PLZ	12,013	4,157,763	4,323,957	166,194
Russian Ruble,
Expiring 09/19/07	RUB	15,190	580,507	592,291	11,784
Expiring 11/02/07	RUB	6,567	247,337	256,133	8,796
Expiring 12/10/07	RUB	456,901	17,658,549	17,824,920	166,371
Singapore Dollar,
Expiring 07/18/07	SGD	5,762	3,812,159	3,770,381	(41,778)
Expiring 09/21/07	SGD	2,746	1,830,000	1,806,271	(23,729)
South African Rand,
Expiring 09/28/07	ZAR	3,590	491,727	501,919	10,192
Expiring 03/13/08	ZAR	6,540	906,176	893,438	(12,738)

			$81,211,526	$82,159,511	$947,985

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Payable	Value	(Depreciation)

Chinese Yuan,
Expiring 03/07/08	CNY	73,560	$10,000,000	$9,662,166	$337,834
Euro,
Expiring 07/26/07	EUR	66,031	88,570,418	89,454,306	(883,888)
Japanese Yen,
Expiring 07/24/07	JPY	909,479	7,518,095	7,386,631	131,464
British Pound
Expiring 08/09/07	GBP	1,949	3,891,091	3,911,606	(20,515)
Russian Ruble,
Expiring 12/10/07	RUB	230,940	9,000,000	9,009,575	(9,575)

			$118,979,604	$119,424,284	$(444,680)

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

Barclays Bank PLC(1)	12/19/09		$194,100,000	5.00%	3 Month LIBOR	$ (254,880)
Barclays Bank PLC(1)	06/18/09		$185,700,000	5.00%	3 Month LIBOR	(956,097)
Barclays Bank PLC(2)(g)	12/19/17		$22,200,000	5.00%	3 Month LIBOR	(144,357)
Deutsche Bank AG(1)	06/18/09		$365,000,000	5.00%	3 Month LIBOR	(1,560,409)
Deutsche Bank AG(1)	12/19/09		$545,900,000	5.00%	3 Month LIBOR	1,024,578
Deutsche Bank AG(2)(g)	12/19/17		$20,300,000	5.00%	3 Month LIBOR	(158,494)
Goldman Sachs Capital Markets, L.P.(1)	12/19/09		$244,700,000	5.00%	3 Month LIBOR	(325,485)
Royal Bank of Scotland PLC(2)(g)	12/19/17		$188,200,000	5.00%	3 Month LIBOR	(1,284,949)
UBS AG(1)	06/21/08		$46,400,000	5.00%	3 Month LIBOR	(142,942)
Deutsche Bank AG(1)	01/15/10	AUD	15,100,000	6.50%	6 month Australian Bank Bill rate	(111,140)
BNP Paribas(1)	03/15/12	EUR	5,000,000	1.98%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(42,116)
Goldman Sachs Capital Markets, L.P.(1)	03/15/12	EUR	1,300,000	2.00%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(11,519)
Barclays Bank PLC(1)	09/15/10	GBP	9,400,000	5.00%	6 Month LIBOR	(425,883)
Barclays Bank PLC(1)	03/20/09	GBP	8,200,000	6.00%	6 Month LIBOR	(120,151)
Barclays Bank PLC(2)(g)	12/15/35	GBP	3,700,000	4.00%	6 Month LIBOR	293,447
Royal Bank of Scotland PLC(1)	09/15/10	GBP	3,000,000	5.00%	6 Month LIBOR	(131,468)

						$ (4,351,865)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007:
					Unrealized
	Termination	Notional	Fixed	Floating	Appreciation
Counterparty	Date	Amount	Rate	Rate	(Depreciation)

Lehman Brothers, Inc.(1)(g)	03/20/08	$6,600,000	0.06%	AIG, 5.6%, due 10/18/16	$ 343
Lehman Brothers, Inc.(1)(g)	03/20/08	900,000	1.55%	GMAC LLC, 6.875%,
				due 08/2/12	4,302
Morgan Stanley Capital Services, Inc.(1)(g)	10/20/07	1,900,000	0.44%	JSC “GAZPROM”	3,121
JP MorganChase Bank(1)	12/20/07	7,100,000	0.07%	Morgan Stanley, 6.6%, due 04/01/12	(2,822)
Lehman Brothers, Inc.(1)(g)	12/20/08	700,000	0.29%	Petroeos Mexicanos, 9.5%,
				due 09/15/27	332
Barclays Bank PLC(1)(g)	12/20/08	1,600,000	0.29%	Petroeos Mexicanos, 9.5%,
				due 09/15/27	760
Lehman Brothers, Inc.(1)(g)	12/20/08	1,600,000	0.40%	Republic of Indonesia, 6.75%,
				03/10/14	220
Royal Bank of Scotland PLC(1)(g)	12/20/08	1,700,000	0.40%	Republic of Indonesia, 6.75%,
				03/10/14	233
Deutsche Bank AG(1)(g)	12/20/08	700,000	0.42%	Republic of Indonesia, 6.75%,
				due 03/10/14	302
Barclays Bank PLC(1)	12/20/08	700,000	0.26%	Republic of Panama, 8.875%,
				due 09/30/27	(189)
Deutsche Bank AG(1)	12/20/08	900,000	0.25%	Republic of Panama, 8.875%,
				due 09/30/27	(375)
Deutsche Bank AG(1)(g)	12/20/08	700,000	0.33%	Republic of Peru, 8.75%,
				due 11/21/33	566
Lehman Brothers, Inc.(1)(g)	12/20/08	1,600,000	0.32%	Republic of Peru, 8.75%,
				due 11/21/33	1,059
Lehman Brothers, Inc.(1)(g)	12/20/08	700,000	0.31%	Russian Federation, 5.0%,
				due 03/31/30	212
Deutsche Bank AG(1)(g)	12/20/07	3,300,000	0.26%	Russian Federation, 5.0%,
				due 03/31/30	681
Morgan Stanley Capital Services, Inc.(1)(g)	12/20/07	3,300,000	0.26%	Russian Federation, 5.0%,
				due 03/31/30	681
Barclays Bank PLC(1)(g)	12/20/08	700,000	0.72%	Ukraine Government, 7.65%,
				due 06/11/13	2,163
Barclays Bank PLC(1)(g)	12/20/08	1,700,000	0.71%	Ukraine Government, 7.65%,
				due 06/11/13	5,007
Deutsche Bank AG(1)(g)	12/20/08	1,700,000	0.72%	Ukraine Government, 7.65%,
				due 06/11/13	5,254

					$21,850

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Commercial Paper	32.9%
Collateralized Mortgage Obligations	12.9
Financial Services	8.3
U.S. Government Agency Mortgage-Backed Securities	8.0
Foreign Government Bonds	6.8
U.S. Government Agency Obligations	5.6
Asset-Backed Securities	4.4
Financial – Bank & Trust	3.8
Affiliated Money Market Mutual Fund	3.8
Electronic Components & Equipment	2.3
Retail & Merchandising	1.3
Telecommunications	1.0
Automobile Manufacturers	0.9
Oil & Gas	0.7
Biotechnology	0.7
Food	0.4
Machinery & Equipment	0.4
Utilities	0.4
U.S. Treasury Obligation	0.3
Entertainment & Leisure	0.3
Financial – Consumer	0.3
Technology – Hardware	0.3
Containers & Packaging	0.3
Bank Loans	0.2
Hotels & Motels	0.2
Cable Television	0.2
Airlines	0.2
Insurance	0.2
Chemicals	0.1
Outstanding Options Purchased	0.1

97.3
Other assets in excess of liabilities	2.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Unaffiliated investments (cost $1,206,069,048)	$1,203,585,106
Affiliated investments (cost $48,425,232)	48,425,232
Foreign currency, at value (cost $10,298,195)	10,312,937
Cash	1,255,037
Receivable for investments sold	32,903,911
Receivable for fund share sold	26,560,684
Dividends and interest receivable	8,247,959
Swap contracts, outstanding	7,047,382
Unrealized appreciation on foreign currency forward contracts	1,644,888
Unrealized appreciation on swap agreements	1,343,261
Prepaid expenses	12,728

Total Assets	1,341,339,125

LIABILITIES:
Payable for investments purchased	46,595,206
Unrealized depreciation on swap agreements	5,673,276
Unrealized depreciation on foreign currency forward contracts	1,141,583
Due to broker-variation margin	1,071,717
Written options outstanding, at value (premium received $654,060)	378,788
Advisory fees payable	315,994
Accrued expenses and other liabilities	156,915
Shareholder servicing fees payable	9,651
Payable for fund share repurchased	6,181

Total Liabilities	55,349,311

NET ASSETS	$1,285,989,814

Net assets were comprised of:
Paid-in capital	$1,228,398,047
Retained earnings	57,591,767

Net assets, June 30, 2007	$1,285,989,814

Net asset value and redemption price per share, $1,285,989,814/113,365,496 outstanding shares of beneficial interest	$11.34

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$32,273,855
Affiliated dividend income	1,532,507
Unaffiliated dividend income	82,500

33,888,862

EXPENSES
Advisory fees	4,277,580
Shareholder servicing fees and expenses	460,663
Custodian and accounting fees	142,000
Insurance expenses	21,000
Audit fee	15,000
Trustees’ fees	13,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	4,000
Shareholders’ reports	1,000
Miscellaneous	7,049

Total expenses	4,950,292

NET INVESTMENT INCOME	28,938,570

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,280,257)
Futures transactions	(1,638,330)
Swap agreements	(1,245,380)
Foreign currency transactions	5,912,141

1,748,174

Net change in unrealized appreciation (depreciation) on:
Investments	(6,183,170)
Futures	(3,116,107)
Foreign currencies	1,639,625
Options written	190,768
Swap agreements	(3,399,175)

(10,868,059)

NET LOSS ON INVESTMENTS	(9,119,885)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,818,685

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$28,938,570	$59,984,396
Net realized gain (loss) on investments and foreign currencies	1,748,174	(10,304,794)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,868,059)	5,357,370

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,818,685	55,036,972

DISTRIBUTIONS	—	(45,546,874)

FUND SHARE TRANSACTIONS:
Fund share sold [5,690,291 and 47,987,178 shares, respectively]	64,399,131	139,661,781
Fund share issued in reinvestment of distributions [0 and 4,197,873 shares, respectively]	—	45,546,874
Fund share repurchased [14,641,899 and 9,486,308 shares, respectively]	(165,162,797)	(511,003,013)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(100,763,666)	(325,794,358)

TOTAL DECREASE IN NET ASSETS	(80,944,981)	(316,304,260)
NET ASSETS:
Beginning of period	1,366,934,795	1,683,239,055

End of period	$1,285,989,814	$1,366,934,795

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
LONG-TERM INVESTMENTS — 91.1%	Ratings	Rate		Date	(000)#	(Note 2)

ASSET-BACKED SECURITIES — 14.2%
ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	5.40	%(c)	10/25/36	$3,880	$3,880,278
ACE Securities Corp., Series 2006-HE4, Class A2A	Aaa	5.38	%(c)	10/25/36	6,343	6,342,957
ACE Securities Corp., Series 2006-NC3, Class A2A	Aaa	5.37	%(c)	12/25/36	2,257	2,258,034
American Express Credit Account Master Trust, Series 2005-3, Class A	Aaa	5.32	%(c)	01/18/11	22,330	22,303,644
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	5.37	%(c)	09/25/36	2,164	2,163,736
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	5.595	%(c)	09/25/34	1,907	1,905,907
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE3, Class A3	Aaa	5.38	%(c)	03/25/36	2,444	2,444,170
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Aaa	5.40	%(c)	10/25/36	2,716	2,713,706
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Aaa	5.42	%(c)	05/25/37	14,080	14,081,557
Chase Credit Card Master Trust, Series 2003-2, Class A	Aaa	5.43	%(c)	07/15/10	8,330	8,337,675
Chase Credit Card Master Trust, Series 2003-6, Class A	Aaa	5.43	%(c)	02/15/11	9,300	9,314,112
Chase Manhattan Auto Owner Trust, Series 2006-B, Class A2	Aaa	5.28%		10/15/09	10,356	10,355,099
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class A1A	Aaa	5.39	%(c)	01/25/36	901	901,114
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A1	Aaa	5.36	%(c)	08/25/36	4,211	4,210,933
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1	Aaa	5.37	%(c)	11/25/36	2,489	2,488,943
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Aaa	5.43	%(c)	03/25/37	15,491	15,498,624
Countrywide Asset-Backed Certificates, Series 2006-13, Class 3AV1	Aaa	5.37	%(c)	01/25/37	6,106	6,104,388
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	5.43	%(c)	10/25/46	4,950	4,949,676
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	5.37	%(c)	12/25/46	2,099	2,098,826
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	Aaa	5.37	%(c)	05/25/37	3,899	3,902,572
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aaa	5.37	%(c)	05/25/37	29,972	29,962,173
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	Aaa	5.39	%(c)	06/25/37	5,723	5,722,420
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	Aaa	5.40	%(c)	06/25/37	4,948	4,946,764
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Aaa	5.42	%(c)	09/25/37	14,274	14,273,543
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	Aaa	5.40	%(c)	10/25/37	16,252	16,254,770
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Aaa	5.38	%(c)	11/25/36	5,814	5,813,956
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Aaa	5.69	%(c)	05/25/40	5,073	5,081,905
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	5.56	%(c)	06/25/32	3,509	3,509,285
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF12, Class A2A	Aaa	5.41	%(c)	11/25/36	1,029	1,029,730
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	5.37	%(c)	11/25/36	8,866	8,866,186
First NLC Trust, Series 2007-1, Class A1	Aaa	5.39	%(c)	08/25/37	19,000	19,000,000
First USA Credit Card Master Trust, Series 1998-6, Class A	Aaa	5.48	%(c)	04/18/11	17,000	17,034,139
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aaa	5.39	%(c)	02/25/37	3,006	3,005,172
Fremont Home Loan Trust, Series 2006-A, Class 2A1	Aaa	5.37	%(c)	05/25/36	977	976,956
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Aaa	5.38	%(c)	01/25/37	4,387	4,385,605

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
ASSET-BACKED SECURITIES (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2A	Aaa	5.44	%(c)	10/25/35	$1,729	$1,728,656
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Aaa	5.36	%(c)	08/25/36	2,255	2,255,417
HFC Home Equity Loan Trust, Series 2006-4, Class A1V	Aaa	5.39	%(c)	03/20/36	4,939	4,938,870
Honda Auto Receivables Owner Trust, Series 2007-1, Class A1	A-1+(d)	5.322%		03/18/08	8,459	8,459,271
HSI Asset Securitization Corp., Series 2006-HE2, Class 2A1	Aaa	5.37	%(c)	12/25/36	3,372	3,372,454
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	5.38	%(c)	04/25/37	4,026	4,024,435
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	5.37	%(c)	10/25/36	34,172	34,118,500
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	Aaa	5.37	%(c)	08/25/36	2,309	2,309,391
JPMorgan Mortgage Acquisition Corp., Series 2007 HE-1, Class AV1	Aaa	5.38	%(c)	04/01/37	8,292	8,287,640
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa	5.40	%(c)	03/25/37	8,630	8,630,642
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	5.39	%(c)	05/25/46	2,278	2,277,780
Lehman XS Trust, Series 2006-16N, Class A1A	Aaa	5.40	%(c)	11/25/46	7,739	7,736,984
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	5.60	%(c)	10/25/34	502	502,995
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aaa	5.38	%(c)	11/25/36	6,025	6,025,290
MBNA Credit Card Master Note Trust, Series 2002-A9, Class A9	Aaa	5.446	%(c)	12/15/09	11,570	11,570,408
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	5.39	%(c)	08/25/36	20,883	20,883,277
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	5.37	%(c)	10/25/36	2,536	2,535,775
Morgan Stanley ABS Captial I, Series 2006-NC5, Class A2A	Aaa	5.36	%(c)	10/25/36	2,652	2,649,840
Nelnet Student Loan Trust, Series 2006-3, Class A1	Aaa	5.34	%(c)	09/25/12	3,999	3,999,244
Newcastle Mortgage Securities Trust, Series 2006-1, Class A1	Aaa	5.39	%(c)	03/25/36	3,931	3,930,009
Nissan Auto Lease Trust, Series 2006-A, Class A1	P-1	5.347%		12/14/07	99	99,300
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	5.632	%(c)	10/25/34	10,006	10,024,341
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	5.40	%(c)	10/25/36	5,949	5,948,140
Residential Asset Securities Corp., Series 2006-KS6, Class A1	Aaa	5.36	%(c)	08/25/36	2,896	2,895,769
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	5.39	%(c)	11/25/36	6,132	6,132,700
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Aaa	5.39	%(c)	02/25/37	14,507	14,505,696
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Aaa	5.43	%(c)	04/25/37	13,286	13,288,373
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	5.38	%(c)	11/25/36	3,198	3,196,921
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Aaa	5.38	%(c)	12/25/36	1,069	1,068,896
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	5.313	%(c)	02/15/15	9,600	9,598,502
SLM Student Loan Trust, Series 2003-11, Class A7	Aaa	3.80%		12/15/38	28,500	27,605,100
SLM Student Loan Trust, Series 2006-3, Class A2	Aaa	5.355	%(c)	01/25/16	3,496	3,496,717
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	5.345	%(c)	10/25/18	10,446	10,444,036
SLM Student Loan Trust, Series 2007-1, Class A1	Aaa	5.325	%(c)	04/25/12	1,439	1,439,713
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1	Aaa	5.37	%(c)	10/25/36	4,632	4,632,470
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Aaa	5.40	%(c)	06/25/37	10,097	10,098,135

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

						Principal
	Moody’s	Interest		Maturity		Amount	Value
ASSET-BACKED SECURITIES (Continued)	Ratings	Rate		Date		(000)#	(Note 2)

Structured Asset Securities Corp., Series 2005-WF3, Class A1	AAA(d)	5.42	%(c)	07/25/35		$735	$734,592
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	5.37	%(c)	10/25/36		6,726	6,724,438
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	5.37	%(c)	01/25/37		4,775	4,775,388

TOTAL ASSET-BACKED SECURITIES
(cost $543,091,807)							543,064,660

BANK LOANS — 0.9%
Davita, Inc., Term B1	Ba	6.88%		10/05/12		6,538	6,557,215
Freeport-McMoRan Copper & Gold, Inc., Term B(g)	Baa	9.00%		03/19/14		431	431,679
JSG Packaging, Term C (Ireland)	B+(d)	6.72	%(c)	01/12/14	EUR	108	148,567
JSG Packaging, Term C (Ireland)	B+(d)	6.86	%(c)	01/12/14	EUR	122	167,599
JSG Packaging, Term C (Ireland)	B+(d)	6.90	%(c)	01/12/14	EUR	211	288,880
JSG Packaging, Term C (Ireland)	B+(d)	6.94	%(c)	01/12/14	EUR	163	222,850
JSG Packaging, Term C (Ireland)	B+(d)	7.05	%(c)	11/29/14	EUR	396	542,268
Kinder Morgan, Inc., Term A(g)	Ba	7.00%		11/24/13		10,000	9,984,380
Lyondell Term(g)	BA+(d)	6.86%		08/16/13		2,500	2,502,345
RH Donnelley, Inc., Term D(g)	BA+(d)	6.86%		06/30/11		517	517,637
RH Donnelley, Inc., Term D(g)	BA+(d)	6.86%		06/30/11		1,677	1,677,032
RH Donnelley, Inc., Term D(g)	BA+(d)	6.86%		06/30/11		228	228,332
RH Donnelley, Inc., Term D(g)	BA+(d)	6.86%		06/30/11		2,020	2,020,201
RH Donnelley, Inc., Term D(g)	BA+(d)	6.86%		06/30/11		558	558,046
SLM Corp. Bridge Loan(g)	Ba	6.00%		06/30/08		8,300	8,258,500

TOTAL BANK LOANS
(cost $34,034,303)							34,105,531

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%		01/25/34		3,210	3,047,985
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45		2,169	2,127,869
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.113	%(c)	05/25/35		3,281	3,211,172
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33		541	541,265
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	5.329	%(c)	02/25/33		761	771,417
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class A-1	Aaa	5.626	%(c)	02/25/33		559	555,698
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1	Aaa	5.377	%(c)	05/25/35		4,673	4,636,364
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aaa	5.48	%(c)	02/25/34		6,119	6,122,313
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Aaa	5.41	%(c)	06/25/37		4,795	4,794,692
Commercial Mortgage Pass-Through Certificates, Series 1999-1, Class A2	Aaa	6.455%		05/15/32		6,000	6,037,993
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	5.50	%(c)	01/25/47		4,967	4,977,155
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Aaa	5.25	%(c)	02/20/36		1,262	1,252,800
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23		111	113,958
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17		261	259,065
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17		1,816	1,791,411
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33		8,653	8,236,271
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33		277	260,408
Fannie Mae, Series 2003-122, Class TU	Aaa	4.00%		05/25/16		502	495,782
Fannie Mae, Series 2006-118, Class 1A	Aaa	5.38	%(c)	12/25/36		3,528	3,520,708

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)	Moody’s	Interest		Maturity	Amount	Value
	Ratings	Rate		Date	(000)#	(Note 2)

Fannie Mae, Series 3346, Class FA	Aaa	5.55%		07/15/37	$47,800	$47,796,284
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	1,129	1,141,926
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	372	382,033
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	360	373,783
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	6.227	%(c)	02/25/45	525	522,762
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	2,699	2,754,719
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	7,406	7,531,521
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	556	554,396
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,239,957
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,175,096
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	498,167
Freddie Mac, Series 2724, Class PT	Aaa	3.75%		05/15/16	415	410,501
Freddie Mac, Series 2728, Class TC	Aaa	4.00%		02/15/23	938	927,184
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	866,835
Freddie Mac, Series 2737, Class XG	Aaa	4.00%		11/15/22	489	484,411
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	572,063
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	1,118	1,103,605
Freddie Mac, Series 2759, Class AU	Aaa	3.50%		05/15/19	116	115,817
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	9,952	7,495,890
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	14,966	14,730,959
Freddie Mac, Series 3149, Class LF	Aaa	5.62	%(c)	05/15/36	4,174	4,185,899
Freddie Mac, Series 3335, Class AF	Aaa	5.47	%(c)	10/15/20	72,200	72,132,312
Freddie Mac, Series 3335, Class BF	Aaa	5.47	%(c)	07/15/19	11,900	11,889,773
Freddie Mac, Series 3335, Class FT	Aaa	5.47	%(c)	08/15/19	54,200	54,157,656
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	5.40	%(c)	10/25/46	6,428	6,429,163
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	Aaa	5.40	%(c)	01/25/47	6,845	6,843,171
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	5.354	%(c)	06/25/34	4,895	4,920,962
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Aaa	5.54	%(c)	05/19/35	1,212	1,213,059
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	5.41	%(c)	01/19/38	9,790	9,797,404
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	6.633	%(c)	01/25/32	52	51,793
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Aaa	5.41	%(c)	11/25/46	4,350	4,352,613
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Aaa	5.40	%(c)	05/25/37	6,903	6,903,693
Prime Mortgage Trust, Series 2004, Class 1A2	AAA(d)	5.72	%(c)	02/25/34	1,157	1,160,225
Prime Mortgage Trust, Series 2004, Class 2A2	AAA(d)	5.72	%(c)	02/25/19	262	262,584
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	AAA(d)	9.95%		08/01/17	96	95,231
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	6.065	%(c)	02/25/32	103	103,219
Structured Asset Securities Corp., Series 2006-11, Class A1	AAA(d)	5.329	%(c)	10/25/35	6,263	6,257,267
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	5.44	%(c)	08/25/36	11,455	11,442,681
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	5.43	%(c)	12/25/36	5,451	5,447,316
Washington Mutual, Inc., Series 2002-AR11, Class A1	Aaa	5.094	%(c)	10/25/32	717	714,335
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	458	450,386
Washington Mutual, Inc., Series 2005-AR13, Class A1	Aaa	5.61	%(c)	11/25/35	1,027	1,028,368
Wells Fargo Mortgage Backed Securities, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	38,679	33,843,371
Wells Fargo Mortgage Backed Securities, Series 2006-AR2, Class 2A1	AAA(d)	4.95%		03/25/36	5,520	5,442,703

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $397,116,884)						392,557,419

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
CORPORATE OBLIGATIONS — 28.0%	Ratings	Rate		Date	(000)#	(Note 2)

Airlines
United Air Lines, Inc., Equipment Trust, Series 91C, 144A(g)(i)	NR	10.36%		11/13/12	$3,763	$179,698
United Air Lines, Inc., Equipment Trust, Series 91E, 144A(g)(i)	NR	10.36%		11/27/12	321	15,069
United Air Lines, Inc., Pass-Thru Cert., Series 91A2, 144A(g)(i)	NR	10.02%		03/22/14	865	464,106

						658,873

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.71	%(c)	03/13/09	3,400	3,406,324
DaimlerChrysler NA Holding Corp., Gtd. Notes	Baa1	5.79	%(c)	03/13/09	9,100	9,138,402
DaimlerChrysler NA Holding Corp., Unsub. Notes	Baa1	5.805	%(c)	08/03/09	5,100	5,126,586

						17,671,312

Beverages — 0.2%
Diageo Capital Co. PLC, Gtd. Notes (United Kingdom)	A3	5.457	%(c)	11/10/08	8,100	8,105,208

Electric — 0.4%
Ohio Power Co., Unsec’d. Notes	A3	5.54	%(c)	04/05/10	16,030	16,041,301

Financial – Bank & Trust — 6.9%
American Express Centurion Bank, Notes	Aa3	5.34%		06/12/09	23,000	22,997,056
ANZ National International Ltd., Notes, 144A	Aa2	5.396	%(c)	08/07/09	12,200	12,194,120
Bank of America Corp., Notes	Aa1	5.45	%(c)	09/18/09	6,000	6,003,738
Bank of America Corp., Sr. Unsec’d. Notes	Aa1	5.366	%(c)	11/06/09	3,700	3,698,180
Bank of America NA, Sr. Notes	Aaa	5.355	%(c)	07/25/08	11,500	11,503,714
Bank of America NA, Sr. Notes	Aaa	5.36	%(c)	12/18/08	2,500	2,500,575
Bank of America NA, Sub. Notes	Aa1	6.00%		10/15/36	1,900	1,833,853
Bank of Ireland, Sr. Unsec’d. Notes (Ireland)	Aa2	5.41	%(c)	12/18/09	15,900	15,922,244
China Development Bank, Notes (China)	A2	5.00%		10/15/15	600	573,108
Credit Agricole SA, Sr. Unsec’d. Notes (France)	Aa1	5.36	%(c)	05/28/09	6,100	6,099,433
Credit Agricole SA, Sr. Unsec’d. Notes (France)	Aa1	5.41	%(c)	05/28/10	7,000	6,998,950
DBS Bank Ltd., Sub. Notes (Singapore)	Aa2	5.58	%(c)	05/16/17	1,000	999,950
DnB Nor Bank ASA, Sr. Notes, 144A (Norway)	Aa1	5.43	%(c)	10/13/09	5,400	5,400,092
Export-Import Bank of China, Notes, 144A (China)	A2	4.875%		07/21/15	600	568,582
Export-Import Bank of Korea, Notes (Korea)	Aa3	5.45	%(c)	06/01/09	8,700	8,699,782
FleetBoston Financial Corp., Sub. Notes	Aa2	7.375%		12/01/09	20,000	20,884,120
HBOS PLC, Sub. Notes, 144A (United Kingdom)	A1	5.92%		09/29/49	700	656,506
HBOS Treasury Services PLC, Gtd. Notes, MTN, 144A (United Kingdom)	Aa1	5.397	%(c)	07/17/09	8,400	8,405,687
HSBC Bank USA, Sr. Notes	Aa2	5.50	%(c)	06/10/09	3,300	3,308,646
HSBC Finance Corp., Notes	Aa3	5.50	%(c)	12/05/08	4,800	4,810,829
HSBC Finance Corp., Sr. Notes	Aa3	5.415	%(c)	10/21/09	4,200	4,200,386
HSBC Finance Corp., Sr. Unsec’d. Notes	Aa3	5.49	%(c)	09/15/08	16,200	16,229,338
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		05/02/36	5,100	5,241,122
RBS Capital Trust I, Gtd. Notes	Aa3	4.709%		12/29/49	3,200	2,978,675
Residential Capital LLC, Gtd. Notes	Baa3	6.46	%(c)	05/22/09	8,100	8,062,254
Resona Bank Ltd., Notes, 144A (Japan)	A2	5.85	%(c)	09/29/49	900	860,510
Royal Bank of Scotland PLC, Notes, 144A (United Kingdom)	Aaa	5.405	%(c)	07/21/08	4,000	4,002,644
Royal Bank of Scotland PLC, Sub. Notes (United Kingdom)	Aa1	5.75	%(c)	07/06/12	21,300	21,300,362
Santander US Debt SA Unipersonal, Gtd. Notes (Spain)	Aa1	5.37	%(c)	09/21/07	4,000	4,000,472
Santander US Debt SA Unipersonal, Gtd. Notes (Spain)	Aa1	5.42	%(c)	11/20/09	10,200	10,201,612
State Street Capital Trust IV, Gtd. Notes	A1	6.355	%(c)	06/15/37	1,100	1,103,247
VTB Capital SA, Sr. Notes, 144A (Luxembourg)	A2	5.955	%(c)	08/01/08	5,500	5,505,500
Wells Fargo & Co., Notes	Aa1	5.46	%(c)	09/15/09	23,400	23,449,561
Wells Fargo & Co., Notes, MTN	Aa1	5.40	%(c)	03/10/08	7,110	7,114,337
Westpac Banking Corp., Sr. Unsec’d. Notes	Aa1	5.28	%(c)	06/06/08	3,800	3,800,589

						262,109,774

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Financial Services — 13.7%
American Express Credit Corp., Notes, MTN	Aa3	5.38	%(c)	11/09/09	$9,100	$9,103,067
American Express Credit Corp., Sr. Notes, MTN	Aa3	5.38	%(c)	03/02/09	6,000	6,005,964
American Honda Finance Corp., Notes, MTN, 144A (Australia)	Aa3	5.42	%(c)	03/09/09	13,600	13,612,893
Bear Stearns & Co., Inc., Notes	A1	5.45	%(c)	03/30/09	5,600	5,601,798
Bear Stearns & Co., Inc., Sr. Notes, MTN	A1	5.48	%(c)	05/18/10	18,800	18,774,319
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	5.45	%(c)	08/21/09	11,400	11,385,682
C8 Capital SPV Ltd., Notes, 144A (Mexico)	BBB-(d)	6.64	%(c)	02/28/49	27,700	27,204,724
Caterpillar Financial Services Corp., Notes, MTN	A2	5.41	%(c)	10/09/09	22,100	22,105,459
Caterpillar Financial Services Corp., Notes, MTN	A2	5.42	%(c)	05/18/09	13,300	13,312,595
CCCA LLC, Notes, 144A(g)	AAA(d)	7.80%		10/15/08	428	432,964
CIT Group, Inc., Notes	A2	5.51	%(c)	12/19/08	5,100	5,096,251
CIT Group, Inc., Sr. Notes	A2	5.505	%(c)	01/30/09	5,200	5,191,581
CIT Group, Inc., Sr. Notes, MTN	A2	5.48	%(c)	08/17/09	5,500	5,478,748
CIT Group, Inc., Sr. Notes, MTN	A2	5.51	%(c)	08/15/08	6,000	5,999,496
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa1	5.35	%(c)	12/08/08	2,100	2,100,502
Citigroup Funding, Inc., Gtd. Notes, MTN	Aa1	5.36	%(c)	06/26/09	5,400	5,399,023
Citigroup Funding, Inc., Notes, MTN	Aa1	5.32	%(c)	04/23/09	5,500	5,499,730
Citigroup Global Markets Holdings, Inc., Notes	Aa1	5.46	%(c)	03/17/09	5,100	5,105,686
Citigroup, Inc., Notes	Aa1	5.40	%(c)	12/26/08	9,000	9,004,428
Citigroup, Inc., Notes	Aa1	5.50	%(c)	06/09/09	10,459	10,482,386
Citigroup, Inc., Sr. Notes	Aa1	5.39	%(c)	12/28/09	8,100	8,101,831
Citigroup, Inc., Sub. Notes	Aa2	6.125%		08/25/36	11,000	10,801,098
Citigroup, Inc., Unsec’d. Notes	Aa1	5.395	%(c)	01/30/09	4,200	4,201,084
Credit Suisse First Boston USA, Inc., Notes	Aa1	5.56	%(c)	08/15/10	36,200	36,349,796
Ford Motor Credit Co., Notes	B1	7.875%		06/15/10	160	159,969
General Electric Capital Corp., Notes, MTN	Aaa	5.428	%(c)	01/20/10	15,600	15,623,026
General Electric Capital Corp., Sr. Notes, MTN	Aaa	5.455	%(c)	10/21/10	8,900	8,910,698
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.42	%(c)	10/06/10	8,600	8,600,447
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.385	%(c)	10/26/09	9,200	9,201,840
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.40	%(c)	01/05/09	10,000	10,004,780
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aaa	5.43	%(c)	08/15/11	7,200	7,191,245
General Motors Acceptance Corp. LLC, Notes, MTN	Ba1	4.375%		12/10/07	380	377,260
General Motors Acceptance Corp. LLC, Unsub. Notes, MTN	Ba1	6.51	%(c)	09/23/08	4,000	4,000,036
General Motors Acceptance Corp., Sr. Unsub. Notes	Ba1	6.00%		12/15/11	1,000	950,702
Goldman Sachs Group, Inc., Bonds	Aa3	5.40	%(c)	12/23/08	2,300	2,300,030
Goldman Sachs Group, Inc., Notes, MTN	Aa3	5.447	%(c)	11/10/08	5,700	5,706,925
Goldman Sachs Group, Inc., Notes, MTN	Aa3	5.45	%(c)	12/22/08	21,300	21,321,151
Goldman Sachs Group, Inc., Notes, MTN	Aa3	5.455	%(c)	07/29/08	2,500	2,503,042
Goldman Sachs Group, Inc., Notes, MTN	Aa3	5.685	%(c)	07/23/09	4,640	4,663,673
Goldman Sachs Group, Inc., Sr. Notes, MTN	Aa3	5.44	%(c)	11/16/09	3,900	3,902,426
Goldman Sachs Group, Inc., Sub. Notes	A1	5.625%		01/15/17	5,400	5,175,430
John Deere Capital Corp., Notes, MTN	A2	5.406	%(c)	07/15/08	5,300	5,303,805
JPMorgan Chase & Co., Sr. Notes, MTN	Aa2	5.395	%(c)	05/07/10	10,000	9,999,770
JPMorgan Chase Capital, Jr. Sub. Notes	Aa3	6.55%		09/15/66	1,000	963,046
Lehman Brothers Holdings, Inc., Bonds, MTN	A1	5.45	%(c)	04/03/09	2,300	2,302,224
Lehman Brothers Holdings, Inc., Notes, MTN	A1	5.41	%(c)	12/23/08	2,300	2,301,644
Lehman Brothers Holdings, Inc., Notes, MTN	A1	5.607	%(c)	11/10/09	3,500	3,509,156
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.37	%(c)	11/24/08	16,490	16,491,600
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.46	%(c)	11/16/09	14,300	14,305,734
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.50	%(c)	05/25/10	5,800	5,794,879
Lehman Brothers Holdings, Inc., Sr. Notes, MTN	A1	5.579	%(c)	07/18/11	3,900	3,905,343
Longpoint Re Ltd., Notes(g)	BB+(d)	10.609	%(c)	11/08/11	3,100	3,100,155
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.395	%(c)	10/23/08	6,900	6,907,997
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.45	%(c)	08/14/09	5,100	5,103,029
Merrill Lynch & Co., Inc., Notes, MTN	Aa3	5.555	%(c)	07/25/11	6,900	6,894,349
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.406	%(c)	05/08/09	6,400	6,400,294

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

Financial Services (cont’d.)
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.44	%(c)	12/04/09	$4,900	$4,899,858
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Aa3	5.445	%(c)	01/30/09	7,100	7,106,326
Morgan Stanley, Sr. Notes	Aa3	5.36	%(c)	11/21/08	4,600	4,598,891
MUFG Capital Finance 1 Ltd., Gtd. Notes (Cayman Islands)	A2	6.346	%(c)	07/29/49	900	884,199
Mystic Re Ltd., Notes(g)	B+(d)	15.36	%(c)	06/07/11	3,000	3,007,050
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia)	Aa1	5.40	%(c)	09/11/09	5,600	5,605,113
Phoenix Quake Ltd., Notes, 144A(g)	Baa3	7.81	%(c)	07/03/08	1,200	1,205,652
Phoenix Quake Wind Ltd., Notes, 144A(g)	Baa3	7.81	%(c)	07/03/08	1,200	1,202,808
Phoenix Quake Wind Ltd., Notes, 144A(g)	B3	8.86	%(c)	07/03/08	550	521,670
SLM Corp., Notes, MTN	A2	5.435	%(c)	01/25/08	5,500	5,473,946
SLM Corp., Unsec’d. Notes, MTN	A2	5.495	%(c)	07/27/09	22,000	21,450,440
SMFG Preferred Capital, Sub. Notes, 144A (Cayman Islands)	A2	6.078	%(c)	01/29/49	4,600	4,425,246
TNK-BP Finance SA, Notes, 144A (Luxembourg)	Baa2	6.125%		03/20/12	1,500	1,465,500
UBS Preferred Funding Trust V, Gtd. Notes	Aa2	6.243	%(c)	05/29/49	8,100	8,131,979
UFJ Finance Aruba AEC, Gtd. Notes	Aa3	6.75%		07/15/13	400	422,358
ZFS Finance USA Trust IV, Bonds	Baa2	5.875	%(c)	05/09/62	3,200	3,148,832

						523,776,678

Insurance — 0.2%
American International Group, Inc., Sr. Notes	Aa2	5.05%		10/01/15	800	761,555
American International Group, Inc., Sr. Notes, 144A	Aa2	5.37	%(c)	06/16/09	4,400	4,418,259
Residental Reinsurance 2007 Ltd., Notes(g)	B	15.61	%(c)	06/07/10	1,700	1,701,275

						6,881,089

Machinery & Equipment — 0.2%
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands)	Aa3	5.41	%(c)	08/14/09	7,400	7,397,810

Media — 1.1%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,541,959
Time Warner, Inc., Gtd. Notes	Baa2	5.59	%(c)	11/13/09	24,326	24,349,377
Walt Disney Co. (The), Sr. Notes, MTN	A2	5.46	%(c)	09/10/09	15,170	15,191,420

						41,082,756

Medical Supplies & Equipment — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	A2	5.44%		11/28/08	14,400	14,402,693

Metals & Mining — 0.1%
Codelco, Inc., Unsec’d. Notes, 144A	Aa3	6.15%		10/24/36	700	694,005
Vale Overseas Ltd., Gtd. Notes	Baa3	6.25%		01/23/17	1,200	1,190,184
Vale Overseas Ltd., Gtd. Notes	Baa3	6.875%		11/21/36	1,200	1,206,223

						3,090,412

Oil & Gas — 1.1%
BP AMI Leasing, Inc., Gtd. Notes	Aa1	5.37	%(c)	06/26/09	6,400	6,398,816
Citigroup Global Markets Deutschland AG for OAO Gazprom, Unsec’d. Notes (Germany)	A3	10.50%		10/21/09	6,400	7,047,699
El Paso Corp., Sr. Notes, MTN	Ba3	7.75%		01/15/32	11,000	11,080,410
Gaz Capital SA, Notes	A3	6.212%		11/22/16	1,100	1,071,400
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	5.75%		12/15/15	1,500	1,471,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.00%		11/15/11	2,700	2,929,500
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.50%		02/15/08	490	498,330
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%		02/01/22	2,300	2,828,634
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands)	Baa1	5.265%		06/15/11	581	563,729
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A (Qatar)	Aa3	5.298%		09/30/20	1,600	1,495,056
Transocean, Inc., Unsec’d. Notes	Baa1	5.56	%(c)	09/05/08	5,200	5,203,396

						40,588,470

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount		Value
CORPORATE OBLIGATIONS (Continued)	Ratings	Rate		Date	(000)#		(Note 2)

Real Estate — 0.3%
WEA Finance LLC/WCI Finance LLC, Sr. Notes, 144A (Australia)	A2	5.70%		10/01/16		$12,330	$12,116,333

Retail & Merchandising — 0.6%
Wal-Mart Stores, Inc., Notes	Aa2	4.50%		07/01/15		20,000	18,452,120
Wal-Mart Stores, Inc., Sr. Notes	Aa2	5.26	%(c)	06/16/08		5,600	5,597,962

							24,050,082

Telecommunications — 1.8%
AT&T, Inc., Notes	A2	5.456	%(c)	02/05/10		3,700	3,704,292
AT &T, Inc., Notes	A2	5.57	%(c)	11/14/08		3,400	3,410,149
BellSouth Corp., Notes	A2	4.24%		04/26/21		5,800	5,748,072
BellSouth Corp., Sr. Unsec’d. Notes	A2	5.46	%(c)	08/15/08		8,400	8,406,401
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)	A3	5.54	%(c)	03/23/09		16,800	16,838,220
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	152,235
Qwest Corp., Debs.	Ba1	7.20%		11/10/26		8,950	8,793,375
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.969	%(c)	07/18/11		6,900	6,950,370
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	5.66	%(c)	06/19/09		6,700	6,721,447
Verizon Global Funding Corp., Notes	A3	7.25%		12/01/10		900	948,730
Vodafone Group PLC, Unsec’d. Notes (United Kingdom)	Baa1	5.45	%(c)	12/28/07		7,600	7,603,207

							69,276,498

Transportation — 0.1%
FedEx Corp., Gtd. Notes	Baa2	5.436	%(c)	08/08/07		5,100	5,100,933

Utilities — 0.4%
Centerior Energy Corp., Notes	NR	7.13%		07/01/07		1,570	1,570,000
TXU Electric Delivery Co., Bonds, 144A	Baa2	5.735	%(c)	09/16/08		12,490	12,494,122

							14,064,122

TOTAL CORPORATE OBLIGATIONS
(cost $1,073,630,723)							1,066,414,344

FOREIGN GOVERNMENT BONDS — 0.8%
Korea Development Bank (Korea)	Aa3	5.50	%(c)	04/03/10		24,700	24,705,607
Republic of Brazil (Brazil)	Ba2	10.25%		01/10/28	BRL	5,600	3,232,556
Republic of Peru (Peru)	Ba3	9.125%		01/15/08		2,600	2,626,000
Republic of South Africa Notes (South Africa)	Baa1	5.875%		05/30/22		800	782,000

TOTAL FOREIGN GOVERNMENT BONDS
(cost $31,291,127)							31,346,163

MUNICIPAL BONDS — 0.4%
Illinois
State of Illinois General Obligation Bond	Aa3	4.95%		06/01/23		570	526,976

Nevada
Truckee Meadows Water Authority Revenue Bonds, Series A	Aaa	7.798	%(e)	07/01/36		33	34,374
Truckee Meadows Water Authority Revenue Bonds, Series A(f)	Aaa	5.00%		07/01/36		100	102,851

							137,225

New Jersey — 0.1%
City of Trenton General Obligation Bond (FSA Insured)	Aaa	4.80%		04/01/14		990	946,945
Jersey City Municipal Utililty Authority Water Revenue Bond, Series A (MBIA Insured)	Aaa	4.81%		05/15/14		1,000	958,930

							1,905,875

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount	Value
MUNICIPAL BONDS (Continued)	Ratings	Rate		Date	(000)#	(Note 2)

New Mexico
Jicarilla New Mexico Apache Nation Revenue Bonds	NR	3.85%		12/01/08	$435	$426,583

Oregon
Portland Oregon River District Urban Renewal and Redevelopment Revenue Bonds, Series B (AMBAC Insured)	Aaa	3.35%		06/15/10	1,020	967,205

Wisconsin — 0.3%
Badger Tobacco Asset Securitization Corp.	Baa3	6.00%		06/01/17	10,100	10,854,066
Wisconsin State General Revenue Bond	Aaa	5.70%		05/01/26	510	504,619

						11,358,685

TOTAL MUNICIPAL BONDS
(cost $14,664,070)						15,322,549

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 35.5%
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-09/01/35	5,311	5,126,733
Federal Home Loan Mortgage Corp.		5.50%		01/01/34	2,661	2,575,887
Federal Home Loan Mortgage Corp.		5.50%		TBA	43,000	41,468,125
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-02/01/33	5,292	5,262,998
Federal Home Loan Mortgage Corp.		6.00%		TBA	21,000	20,803,125
Federal Home Loan Mortgage Corp.		8.25%		08/01/17	8	8,608
Federal National Mortgage Assoc.		4.50%		09/01/33	209	190,041
Federal National Mortgage Assoc.		4.673	%(c)	05/25/35	800	789,230
Federal National Mortgage Assoc.		5.00%		03/01/14-07/01/37	235,910	224,624,706
Federal National Mortgage Assoc.		5.00%		TBA	137,000	128,351,875
Federal National Mortgage Assoc.		5.50%		08/01/16-07/12/37	436,848	421,784,628
Federal National Mortgage Assoc.		5.53	%(c)	08/01/29	175	176,608
Federal National Mortgage Assoc.		5.549	%(c)	01/01/28	142	142,807
Federal National Mortgage Assoc.		5.569	%(c)	05/01/36	10,451	10,535,381
Federal National Mortgage Assoc.		5.577	%(c)	11/01/35	3,295	3,321,576
Federal National Mortgage Assoc.		6.00%		05/01/11-05/01/37	277,487	274,787,788
Federal National Mortgage Assoc.		6.00%		TBA	186,000	183,965,532
Federal National Mortgage Assoc.		6.229%		06/01/43	5,200	5,271,608
Federal National Mortgage Assoc.		6.50%		09/01/16	597	608,434
Federal National Mortgage Assoc.		7.246%		01/01/24	4	3,854
Government National Mortgage Assoc.		5.375%		06/20/22-05/20/30	431	436,782
Government National Mortgage Assoc.		5.50%		07/20/30	920	929,574
Government National Mortgage Assoc.		5.75%		08/20/23-02/20/32	3,915	3,929,849
Government National Mortgage Assoc.		6.00%		TBA	14,000	13,925,632
Government National Mortgage Assoc.		6.00%		01/15/34	115	114,383
Government National Mortgage Assoc.		6.125%		10/20/23-11/20/29	2,511	2,543,050
Government National Mortgage Assoc.		6.375%		03/20/17-02/20/27	1,870	1,886,755
Government National Mortgage Assoc.		7.00%		02/15/24	9	9,569

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $1,385,102,058)						1,353,575,138

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Small Business Administration		4.875%		09/10/13	10,802	10,538,899
Small Business Administration		5.13%		09/01/23	1,310	1,283,018
Small Business Administration		5.52%		06/01/24	8,440	8,404,339
Small Business Administration		6.344%		08/01/11	4,302	4,350,814
Small Business Administration		7.449%		08/01/10	274	278,194

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $25,128,570)						24,855,264

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount	Value
U.S. TREASURY OBLIGATIONS — 0.3%	Ratings	Rate	Date	(000)#	(Note 2)

U.S. Treasury Inflationary Bonds, TIPS		2.00%	01/15/26	$5,900	$5,565,140
U.S. Treasury Inflationary Bonds, TIPS		2.375%	01/15/25	5,000	5,271,764
U.S. Treasury Inflationary Bonds, TIPS		3.625%	04/15/28	1,000	1,480,456

TOTAL U.S. TREASURY OBLIGATIONS
(cost $12,952,641)					12,317,360

				Units

RIGHTS*
United Mexican States Value Recovery Rights Series E (Mexico) (cost $73,893)				35,410,000	262,034

TOTAL LONG-TERM INVESTMENTS
(cost $3,517,086,076)					3,473,820,462

SHORT-TERM INVESTMENTS — 19.0%
COMMERCIAL PAPER — 14.9%
Bank of America Corp.	A1+(d)	5.22%	08/28/07	44,200	43,830,488
Bank of America Corp.	A1+(d)	5.23%	10/02/07	24,400	24,071,386
Cox Communications, Inc.(h)(cost $2,300,000; purchased 01/10/07)	P-3	5.57%	07/16/07	2,300	2,300,000
Danske Corp.(h)(cost $14,186,996; purchased 04/26/07)	A1+(d)	5.16%	10/12/07	14,400	14,186,207
Fortis Funding LLC(h)(cost $18,321,813; purchased 06/28/07)	A1+(d)	5.275%	07/30/07	18,400	18,321,813
General Electric Capital Corp.	A1+(d)	5.19%	07/30/07	6,900	6,871,932
Natixis(h)(cost $103,108,310; purchased 05/21/07)	A1+(d)	5.24%	07/27/07	103,500	103,124,023
Skandi Ensk Bank(h)(cost $12,111,889; purchased 04/19/07)	A1(d)	5.19%	08/20/07	12,200	12,112,489
Skandi Ensk Bank(h)(cost $595,577; purchased 04/23/07)	A1(d)	5.19%	08/21/07	600	595,608
Skandi Ensk Bank(h)(cost $99,540,674; purchased 04/11/07)	A1(d)	5.23%	07/12/07	99,700	99,554,299
Societe Generale	A1+(d)	5.17%	11/26/07	9,100	8,905,959
Societe Generale	A1+(d)	5.20%	11/05/07	31,200	30,628,229
Swedbank Mortgage AB	A1(d)	5.19%	09/28/07	43,700	43,137,048
UBS Finance LLC	A1+(d)	5.19%	10/23/07	1,800	1,770,394
UBS Finance LLC	A1+(d)	5.20%	07/19/07	2,400	2,394,072
UBS Finance LLC	A1+(d)	5.21%	09/04/07	75,900	75,192,946
UBS Finance LLC	A1+(d)	5.22%	10/02/07	21,700	21,409,413
UBS Finance LLC	A1+(d)	5.225%	07/19/07	1,500	1,496,295
UBS Finance LLC	A1+(d)	5.23%	07/12/07	3,400	3,395,060
Westpac Banking Corp.	A1+(d)	5.16%	10/15/07	36,900	36,336,046
Westpac Trust	A1+(d)	5.23%	07/26/07	17,800	17,737,926

TOTAL COMMERCIAL PAPER
(cost $567,320,889)					567,371,633

				Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 3.4%

Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $129,805,537) (Note 4)				129,805,537	129,805,537

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
	Interest	Maturity	Amount	Value
SHORT-TERM INVESTMENTS (Continued)	Rate	Date	(000)#	(Note 2)

U.S. TREASURY OBLIGATIONS(n) — 0.5%
U.S. Treasury Bills	4.808%	08/30/07	$265	$263,021
U.S. Treasury Bills(k)	4.496%	09/13/07	230	227,881
U.S. Treasury Bills	4.594%	09/13/07	60	59,447
U.S. Treasury Bills(k)	4.445%	09/13/07	490	485,486
U.S. Treasury Bills	4.605%	09/13/07	1,300	1,288,025
U.S. Treasury Bills(k)	4.645%	09/13/07	9,385	9,298,545
U.S. Treasury Bills	4.65%	09/13/07	8,245	8,169,047

TOTAL U.S. TREASURY OBLIGATIONS
(cost $19,785,061)				19,791,452

		Contracts/Notional
		Amounts
		(000)

OUTSTANDING OPTIONS PURCHASED* — 0.2%
Call Options(g) — 0.2%
Currency Option USD vs. JPY, expiring 03/31/2010, @ FX Rate 105.20		3,000	208,134
Currency Option USD vs. JPY, expiring 03/31/2010, @ FX Rate 105.40		10,000	682,080
Currency Option USD vs. JPY, expiring 03/17/2010, @ FX Rate 103.80		3,000	235,344
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%		150,000	39
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 5.00%		251,000	550
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 5.25%		72,000	59,636
Swap on 3 Month LIBOR, expiring 10/25/2007 @ 4.90%		99,000	48,150
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 4.75%		105,000	31,105
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 5.00%		192,000	307,958
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.75%		1,479,700	1,827,282
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.75%		138,900	171,528
Swap on 3 Month LIBOR, expiring 09/26/2008 @ 4.75%		292,000	574,460
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 4.75%		96,000	217,895
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 5.00%		204,000	690,346
Swap on 6 Month EUROBOR, expiring 07/02/2007 @ 3.96%	EUR	70,000	—
Swap on 6 Month EUROBOR, expiring 07/02/2007 @ 3.96%	EUR	46,000	—
Swap on 6 Month LIBOR, expiring 07/02/2007 @ 3.96%	EUR	22,000	—
Swap on 6 Month LIBOR, expiring 07/02/2007 @ 4.10%	EUR	47,000	—

			5,054,507

Put Options
Currency Option USD vs. JPY, expiring 03/31/2010, @ FX Rate 105.20		3,000	86,544
Currency Option USD vs. JPY, expiring 03/31/2010, @ FX Rate 105.40		10,000	292,440
Eurodollar Futures, expiring 09/17/2007, Strike Price $90.50		1,719,000	10,744
Eurodollar Futures, expiring 09/17/2007, Strike Price $91.00		260,000	1,625
Eurodollar Futures, expiring 09/17/2007, Strike Price $91.25		1,441,000	9,006
Eurodollar Futures, expiring 12/17/2007, Strike Price $91.50		1,013,000	6,331
Eurodollar Futures, expiring 12/17/2007, Strike Price $92.00		20,000	125
Eurodollar Futures, expiring 12/17/2007, Strike Price $92.25		2,258,000	14,112
Eurodollar Futures, expiring 03/17/2008, Strike Price $91.75		5,864,000	36,650
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.25		1,669,000	10,431
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.50		1,901,000	11,881
Eurodollar Futures, expiring 03/17/2008, Strike Price $92.75		1,567,000	9,794
Eurodollar Futures, expiring 03/17/2008, Strike Price $93.00		1,467,000	9,169
Eurodollar Futures, expiring 03/17/2010, Strike Price $103.80		3,000	77,139
Swap on 3 Month LIBOR expiring 09/17/2008, Strike Price $92.50	GBP	319,000	48,002

			623,993

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Contracts/Notional
		Amounts	Value
SHORT-TERM INVESTMENTS (Continued)		(000)#	(Note 2)

TOTAL OUTSTANDING OPTIONS PURCHASED
(cost $16,482,666)			$5,678,500

TOTAL SHORT-TERM INVESTMENTS
(cost $733,394,153)			722,647,122

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 110.1%
(cost $4,250,480,229; Note 6)			4,196,467,584

OUTSTANDING OPTIONS WRITTEN — (0.1)%
Call Options — (0.1)%
Eurodollar Futures, expiring 09/26/2008 @ 4.95%		$127,000	(639,681)
Swap on 3 Month EUROBOR, expiring 07/02/2007 @ 4.10%	EUR	8,000	—
Swap on 3 Month LIBOR, expiring 07/02/2007 @ 4.23%	EUR	20,000	—
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%		25,000	(781)
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 4.90%		48,000	(2,797)
Swap on 3 Month LIBOR, expiring 08/08/2007 @ 5.57%		18,000	(79,864)
Swap on 3 Month LIBOR, expiring 10/25/2007 @ 5.01%		43,000	(57,389)
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 4.10%		83,000	(296,991)
Swap on 3 Month LIBOR, expiring 02/01/2008 @ 4.90%		23,000	(48,348)
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.90%		593,700	(1,814,258)
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.90%		60,000	(183,351)
Swap on 3 Month LIBOR, expiring 03/31/2008 @ 4.95%		50,000	(170,993)
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 5.00%		32,000	(227,412)
Swap on 3 Month LIBOR, expiring 12/15/2008 @ 5.20%		68,000	(667,455)
Swap on 6 Month EUROBOR, expiring 07/02/2007 @ 4.10%	EUR	30,000	—
Swap on 6 Month EUROBOR, expiring 07/02/2007 @ 4.10%	EUR	20,000	—
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $108.00		13,700	(14,984)
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $109.00		19,300	(9,047)
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $106.00		105,200	(641,063)
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $107.00		57,000	(151,406)

			(5,005,820)

Put Options
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $104.00		79,700	(174,344)
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $103.00		25,500	(27,891)
U.S. Treasury Note Futures, expiring 08/24/2007, Strike Price $105.00		90,300	(423,281)

			(625,516)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $15,811,117)			(5,631,336)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 110.0%
(cost $4,234,669,112; Note 6)(o)			4,190,836,248
Other liabilities in excess of other assets(p)(x) — (10.0)%			(379,473,515)

NET ASSETS — 100.0%			$3,811,362,733

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance Company
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippines Peso
PLZ	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at June 30, 2007.
(f)
Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $33,333 and $66,667, respectively.

(g)	Indicates a security that has been deemed illiquid.
(h)
Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities – see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $250,165,259. The aggregate market value of $250,194,439 is approximately 6.6% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2007, 3 securities representing $658,873 and 0.02% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	Includes $66,667 payable for the floating rate note issued.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(x)
Liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at June 30, 2007:

Number			Value at	Value at
of		Expiration	Trade	June 30,	Unrealized
Contracts	Type	Date	Date	2007	Depreciation

Long Positions:
4,060	90 Day Euro Dollar	Dec 07	$965,152,025	$961,357,250	$(3,794,775)
7,741	90 Day Euro Dollar	Jun 07	1,843,224,251	1,835,100,813	(8,123,438)
8,908	90 Day Euro Dollar	Mar 08	2,120,473,263	2,110,973,300	(9,499,963)
1,488	90 Day Euro Dollar	Sep 08	353,652,575	352,711,800	(940,775)
1,926	90 Day Euro Dollar	Dec 08	457,720,813	456,365,700	(1,355,113)
187	90 Day Euro Dollar	Mar 09	44,562,025	44,290,950	(271,075)
860	90 Day EUROBOR	Dec 07	278,375,696	277,141,632	(1,234,064)
276	90 Day EUROBOR	Mar 08	89,389,344	88,840,622	(548,722)
723	90 Day EUROBOR	Jun 08	234,172,095	232,613,953	(1,558,142)
606	90 Day EUROBOR	Sep 08	195,722,093	194,971,031	(751,062)
322	90 Day EUROBOR	Dec 08	104,333,664	103,609,340	(724,324)
611	90 Day EUROYEN	Dec 07	122,515,457	122,446,142	(69,315)
212	90 Day Sterling	Sep 07	50,358,810	49,892,861	(465,949)
379	90 Day Sterling	Dec 07	89,960,516	89,100,207	(860,309)
423	90 Day Sterling	Mar 08	100,164,528	99,391,251	(773,277)
847	90 Day Sterling	Jun 08	200,334,955	198,974,986	(1,359,969)
612	90 Day Sterling	Sep 08	144,834,086	143,769,411	(1,064,675)
36	90 Day Sterling	Dec 08	8,520,424	8,457,927	(62,497)
397	20 Year U.S. Treasury Notes	Sep 07	43,015,570	42,776,750	(238,820)

					(33,696,264)

Short Positions:
82	10 Year Euro-Bund	Sep 07	12,206,851	12,265,005	(58,154)
13	10 Year U.S. Treasury Notes	Sep 07	1,362,766	1,374,141	(11,375)

					(69,529)

					$(33,765,793)

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 07/12/07	AUD	11,717	$9,848,483	$9,931,101	$82,618
Expiring 07/26/07	AUD	2,288	1,935,648	1,938,389	2,741
Brazilian Real,
Expiring 10/02/07	BRL	113,216	55,798,013	57,990,818	2,192,805
Expiring 03/04/08	BRL	67,314	31,617,690	33,942,392	2,324,702
Canadian Dollar,
Expiring 08/09/07	CAD	9,402	8,795,917	8,835,077	39,160
Chilean Peso,
Expiring 03/13/08	CLP	525,447	997,337	993,822	(3,515)
Chinese Yuan,
Expiring 09/25/07	CNY	3,265	425,000	433,940	8,940
Expiring 11/07/07	CNY	4,327	4,286,600	4,326,581	39,981
Expiring 11/21/07	CNY	2,111	2,100,000	2,110,851	10,851
Expiring 01/10/08	CNY	17,085	2,315,928	2,301,699	(14,229)
Euros,
Expiring 07/26/07	EUR	4,043	5,424,267	5,477,181	52,914

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Indian Rupee,
Expiring 10/03/07	INR	187,560	$4,560,335	$4,578,697	$18,362
Expiring 05/12/08	INR	828,718	19,719,828	19,975,691	255,863
Indonesian Rupiah,
Expiring 05/27/08	IDR	24,872	2,820,000	2,700,586	(119,414)
Korean Won,
Expiring 07/30/07	KRW	5,974,213	6,433,000	6,475,199	42,199
Expiring 08/27/07	KRW	4,954,453	5,374,759	5,373,186	(1,573)
Expiring 09/21/07	KRW	2,774,700	3,000,000	3,010,840	10,840
Expiring 09/27/07	KRW	4,848,624	5,250,838	5,261,950	11,112
Malaysian Ringgit,
Expiring 05/21/08	MYR	28,952	8,644,000	8,520,603	(123,397)
Mexican Peso,
Expiring 09/28/07	MXN	38,740	3,517,000	3,566,721	49,721
Expiring 03/13/08	MXN	152,299	13,762,058	13,866,314	104,256
New Zealand Dollar,
Expiring 07/12/07	NZD	1,724	1,294,724	1,327,639	32,915
Philippines Peso,
Expiring 05/19/08	PHP	393,649	8,581,000	8,469,872	(111,128)
Polish Zloty,
Expiring 09/28/07	PLZ	34,130	12,064,835	12,270,778	205,943
Expiring 03/13/08	PLZ	7,109	2,528,000	2,558,714	30,714
Russian Ruble,
Expiring 09/19/07	RUB	92,077	3,544,615	3,590,355	45,740
Expiring 11/02/07	RUB	84,799	3,222,753	3,307,501	84,748
Expiring 12/07/07	RUB	181,524	6,918,865	7,081,617	162,752
Expiring 12/10/07	RUB	15,289	583,521	596,464	12,943
Expiring 01/11/08	RUB	396,424	15,399,441	15,466,415	66,974
Singapore Dollar,
Expiring 07/03/07	SGD	20,559	13,518,539	13,435,109	(83,430)
Expiring 07/18/07	SGD	661	437,181	432,390	(4,791)
Expiring 08/07/07	SGD	5,987	3,907,601	3,923,913	16,312
Expiring 09/21/07	SGD	860	567,357	565,598	(1,759)
Expiring 10/03/07	SGD	24,588	16,123,408	16,185,120	61,712
South African Rand,
Expiring 09/28/07	ZAR	331	45,355	46,295	940
Swedish Krona,
Expiring 09/06/07	SEK	18,540	2,687,502	2,720,140	32,638

			$288,051,398	$293,589,558	$5,538,160

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2007 (continued):

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 07/05/07	AUD	147	$122,694	$124,627	$(1,933)
Chinese Yuan,
Expiring 09/25/07	CNY	3,265	433,376	433,940	(564)
Expiring 11/07/07	CNY	4,327	4,324,062	4,326,581	(2,519)
Expiring 11/21/07	CNY	2,111	2,105,046	2,110,851	(5,805)
Expiring 01/10/08	CNY	17,085	2,299,302	2,301,699	(2,397)
Japanese Yen,
Expiring 07/24/07	JPY	702,350	5,805,889	5,723,537	82,352
Korean Won,
Expiring 07/30/07	KRW	704,952	760,548	764,068	(3,520)
Expiring 09/21/07	KRW	654,199	695,727	709,874	(14,147)
Pound Sterling,
Expiring 08/09/07	GBP	13,432	26,816,385	26,957,770	(141,385)
Singapore Dollar,
Expiring 07/03/07	SGD	20,559	13,366,890	13,430,488	(63,598)

			$56,729,919	$56,883,435	$(153,516)

Interest rate swap agreements outstanding at June 30, 2007:

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

Deutsche Bank AG(1)	12/19/09		$1,016,500,000	5.00%	3 Month LIBOR	$354,400
Deutsche Bank AG(1)	12/19/08		$234,800,000	5.00%	3 Month LIBOR	(547,553)
Deutsche Bank AG(2)(g)	12/19/17		$57,500,000	5.00%	3 Month LIBOR	(250,027)
Morgan Stanley Capital Services, Inc.(1)	06/20/09		$64,900,000	5.00%	3 Month LIBOR	(478,893)
Morgan Stanley Capital Services, Inc.(1)(g)	12/19/37		$26,100,000	5.00%	3 Month LIBOR	429,103
Morgan Stanley Capital Services, Inc.(2)	12/19/17		$16,000,000	5.00%	3 Month LIBOR	(104,185)
Royal Bank of Scotland PLC(1)	12/19/37		$6,800,000	5.00%	3 Month LIBOR	110,031
Royal Bank of Scotland PLC(1)	12/19/08		$234,800,000	5.00%	3 Month LIBOR	(572,622)
Royal Bank of Scotland PLC(1)	06/20/09		$164,700,000	5.00%	3 Month LIBOR	(1,327,750)
Deutsche Bank AG(1)(g)	12/15/09	AUD	9,000,000	7.00%	6 Month Australian Bank Bill rate	(4,640)
Barclays Bank PLC(1)(g)	01/04/10	BRL	17,200,000	11.36%	Brazilian interbank lending rate	99,918
Merrill Lynch & Co., Inc.(1)(g)	01/04/10	BRL	15,800,000	11.43%	Brazilian interbank lending rate	104,833
Merrill Lynch & Co., Inc.(1)(g)	01/04/10	BRL	5,700,000	12.95%	Brazilian interbank lending rate	115,289
Morgan Stanley Capital Services, Inc.(1)(g)	01/04/10	BRL	13,800,000	12.78%	Brazilian interbank lending rate	257,822
Barclays Bank PLC(1)	10/15/10	EUR	5,300,000	2.10%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	72,175
BNP Paribas(1)	10/15/10	EUR	1,200,000	2.09%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	14,405
Deutsche Bank AG(1)(g)	12/19/09	EUR	27,500,000	5.00%	6 Month Euribor	(7,789)
Deutsche Bank AG(2)(g)	12/15/11	EUR	19,500,000	4.00%	6 Month Euribor	39,012
Deutsche Bank AG(2)	12/19/17	EUR	6,500,000	5.00%	6 Month Euribor	(33,784)
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100,000	1.96%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	(38,886)

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007 (continued):

						Unrealized
	Termination		Notional	Fixed	Floating	Appreciation
Counterparty	Date		Amount	Rate	Rate	(Depreciation)

Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700,000	1.95%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	$(66,871)
UBS AG(1)	10/15/10	EUR	1,200,000	2.15%	FRC - Excluding Tobacco -
					Non-Revised Consumer Price Index	19,780
Barclays Bank PLC(1)	06/15/09	GBP	21,500,000	5.00%	6 Month LIBOR	(285,207)
Barclays Bank PLC(1)	03/20/09	GBP	14,300,000	6.00%	6 Month LIBOR	(188,505)
Barclays Bank PLC(1)	12/20/08	GBP	24,700,000	6.00%	6 Month LIBOR	(226,196)
Barclays Bank PLC(2)(g)	12/15/36	GBP	3,000,000	4.00%	6 Month LIBOR	922,152
Credit Suisse International(1)	06/15/09	GBP	2,900,000	5.00%	6 Month LIBOR	(65,735)
Deutsche Bank AG(1)	12/20/08	GBP	14,800,000	6.00%	6 Month LIBOR	(139,787)
Deutsche Bank AG(2)(g)	12/15/36	GBP	9,400,000	4.00%	6 Month LIBOR	778,606
HSBC Bank USA, N.A.(1)	12/20/07	GBP	34,100,000	4.50%	6 Month LIBOR	(520,831)
HSBC Bank USA, N.A.(2)(g)	12/15/36	GBP	5,300,000	4.00%	6 Month LIBOR	1,324,262
Lehman Brothers, Inc.(1)	09/20/09	GBP	24,800,000	4.50%	6 Month LIBOR	(1,665,299)
Merrill Lynch & Co., Inc.(2)(g)	12/15/35	GBP	1,700,000	4.00%	6 Month LIBOR	159,286
Royal Bank of Scotland PLC(1)	03/20/09	GBP	13,200,000	6.00%	6 Month LIBOR	(179,594)
Royal Bank of Scotland PLC(2)(g)	12/15/36	GBP	8,200,000	4.00%	6 Month LIBOR	2,025,673
Barclays Bank PLC(1)	03/18/09	JPY	1,320,000,000	1.00%	6 Month LIBOR	(24,393)
Deutsche Bank AG(1)	03/18/09	JPY	2,110,000,000	1.00%	6 Month LIBOR	(23,781)
Deutsche Bank AG(1)	09/18/08	JPY	9,660,000,000	1.00%	6 Month LIBOR	(79,829)
UBS AG(1)	03/18/09	JPY	18,850,000,000	1.00%	6 Month LIBOR	(247,613)
UBS AG(1)	03/19/08	JPY	22,000,000,000	1.00%	3 Month LIBOR	(62,959)
UBS AG(1)	09/18/08	JPY	700,000,000	1.00%	6 Month LIBOR	(4,960)
Citigroup, Inc.(1)(g)	11/04/16	MXN	11,400,000	8.17%	28 day Mexican interbank rate	5,116

						$(315,826)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007:

						Unrealized
	Termination		Notional	Fixed	Underlying	Appreciation
Counterparty	Date		Amount	Rate	Bond	(Depreciation)

JPMorgan Chase Bank(1)(g)	12/20/07		$21,300,000	0.05%	AIG, Zero Coupon, due 11/09/31	$1,424
JPMorgan Chase Bank(2)(g)	12/20/16		$23,000,000	0.65%	Dow Jones CDX IG7 Index	128,275
Deutsche Bank AG(2)(g)	06/20/14		$5,500,000	0.60%	Dow Jones CDX IG8 Index	17,290
Lehman Brothers, Inc.(1)(g)	03/20/16		$1,800,000	1.98%	Federative Republic of Brazil, 12.25%, due 03/06/30	128,524
HSBC Bank USA, N.A.(1)(g)	09/20/07		$1,800,000	1.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	6,125
Credit Suisse International(1)	12/20/07		$400,000	0.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	(434)
Lehman Brothers, Inc.(1)	12/20/07		$300,000	0.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	(326)
Lehman Brothers, Inc.(1)	12/20/07		$400,000	0.95%	Ford Motor Credit Corp., 7.0%, due 10/01/13	(434)
Barclays Bank PLC(1)(g)	07/20/11		$2,000,000	0.83%	Petroleos Mexicanos, 9.5%, due 09/15/27	35,733
Royal Bank of Scotland PLC(1)	06/20/09		$4,000,000	0.45%	Republic of Indonesia, 6.75%, 03/10/14	(767)
Lehman Brothers, Inc.(1)	12/20/08		$2,200,000	0.40%	Republic of Indonesia, 6.75%, 03/10/14	301
JPMorgan Chase Bank(1)(g)	01/20/17		$400,000	1.25%	Republic of Panama, 8.875%, due 09/30/27	9,006
Credit Suisse International(1)(g)	02/20/17		$1,500,000	1.20%	Republic of Panama, 8.875%, due 09/30/27	27,602
Morgan Stanley Capital Services, Inc.(1)(g)	12/20/08		$8,000,000	0.31%	Russian Federation, 5.0%, due 03/31/30	1,844
Morgan Stanley Capital Services, Inc.(1)	06/20/08		$1,100,000	0.25%	Russian Federation, 7.5%, due 03/31/30	(147)
Deutsche Bank AG(1)(g)	12/20/07		$12,000,000	0.26%	Russian Federation, 7.5%, due 03/31/30	2,478
Deutsche Bank AG(1)(g)	09/20/07	JPY	213,000,000	2.30%	Softbank Corp., 1.75%, due 03/31/14	8,682
HSBC Bank USA, N.A.(1)(g)	04/20/09		$1,900,000	0.70%	Ukraine Government, 7.65%, due 06/11/13	7,556
JPMorgan Chase Bank(1)(g)	03/20/16		$100,000	0.92%	United Mexican States, 7.5%, due 04/08/33	3,380
Lehman Brothers, Inc.(1)(g)	03/20/16		$1,200,000	0.92%	United Mexican States, 7.5%, due 04/08/33	40,561

						$416,673

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

U.S. Government Agency Mortgage-Backed Securities	35.5%
Commercial Paper	14.9
Asset-Backed Securities	14.2
Financial Services	13.7
Collateralized Mortgage Obligations	10.3
Financial – Bank & Trust	6.9
Affiliated Money Market Mutual Fund	3.4
Telecommunications	1.8
Media	1.1
Oil & Gas	1.1
Bank Loans	0.9
U.S. Treasury Obligations	0.8
Foreign Government Bonds	0.8
U.S. Government Agency Obligations	0.7
Retail & Merchandising	0.6
Automobile Manufacturers	0.5
Electric	0.4
Municipal Bonds	0.4
Medical Supplies & Equipment	0.4
Utilities	0.4
Real Estate	0.3
Beverages	0.2
Machinery & Equipment	0.2
Insurance	0.2
Outstanding Options Purchased	0.2
Transportation	0.1
Metals & Mining	0.1

110.1
Written Options and Securities Sold Short	(0.1)
Other liabilities in excess of other assets	(10.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Unaffiliated investments (cost $4,120,674,692)	$4,066,662,047
Affiliated investments (cost $129,805,537)	129,805,537
Foreign currency, at value (cost $31,078,328)	31,238,494
Receivable for investments sold	20,446,757
Receivable for fund share sold	16,926,836
Dividends and interest receivable	16,768,493
Unrealized appreciation on swap agreements	7,250,644
Unrealized appreciation on foreign currency forward contracts	6,083,748
Due from broker-varation margin	2,528,044
Prepaid expenses	14,873

Total Assets	4,297,725,473

LIABILITIES:
Payable for investments purchased	465,674,387
Unrealized depreciation on swap agreements	7,149,797
Payable to custodian	5,872,056
Written options outstanding, at value (premium received $15,811,117)	5,631,336
Advisory fees payable	955,121
Unrealized depreciation on foreign currency forward contracts	699,104
Accrued expenses and other liabilities	285,329
Payable for floating rate notes issued	66,667
Shareholder servicing fees payable	21,751
Payable for fund share repurchased	6,334
Interest payable	858

Total Liabilities	486,362,740

NET ASSETS	$3,811,362,733

Net assets were comprised of:
Paid-in capital	$3,737,080,022
Retained earnings	74,282,711

Net assets, June 30, 2007	$3,811,362,733

Net asset value and redemption price per share, $3,811,362,733/332,601,997 outstanding shares of beneficial interest	$11.46

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$89,671,084
Affiliated dividend income	6,146,409
Unaffiliated dividend income	531,150

96,348,643

EXPENSES
Advisory fees	11,617,242
Shareholder servicing fees and expenses	1,251,087
Custodian and accounting fees	284,000
Trustees’ fees	23,000
Insurance expenses	21,000
Audit fee	11,000
Transfer agent’s fees and expenses	9,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Interest expense and fees	1,303
Miscellaneous	9,653

Total expenses	13,234,285

NET INVESTMENT INCOME	83,114,358

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(5,617,421)
Futures transactions	(18,162,737)
Options written	1,073,061
Swap agreements	(14,049,729)
Foreign currency transactions	7,819,130

(28,937,696)

Net change in unrealized appreciation (depreciation) on:
Investments	(40,756,627)
Futures	(26,264,809)
Foreign currencies	7,345,640
Options written	7,969,619
Swap agreements	1,907,953

(49,798,224)

NET LOSS ON INVESTMENTS	(78,735,920)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,378,438

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$83,114,358	$105,990,840
Net realized gain (loss) on investments and foreign currencies	(28,937,696)	2,015,669
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(49,798,224)	(15,334,912)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,378,438	92,671,597

DISTRIBUTIONS	—	(78,851,182)

FUND SHARE TRANSACTIONS:
Fund share sold [67,149,952 and 166,328,745 shares, respectively]	774,440,171	1,877,159,474
Fund share issued in reinvestment of distributions [0 and 7,116,534 shares, respectively]	—	78,851,182
Fund share repurchased [27,319,708 and 37,015,080 shares, respectively]	(314,689,601)	(413,275,826)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	459,750,570	1,542,734,830

TOTAL INCREASE (DECREASE) IN NET ASSETS	464,129,008	1,556,555,245
NET ASSETS:
Beginning of period	3,347,233,725	1,790,678,480

End of period	$3,811,362,733	$3,347,233,725

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%
		Value
	Shares	(Note 2)

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio*	1,339,435	$33,298,356
AST Federated Aggressive Growth Portfolio*	520,741	6,707,150
AST High Yield Portfolio*	1,016,731	8,693,049
AST International Growth Portfolio*	1,409,637	25,415,749
AST International Value Portfolio*	1,167,616	25,045,374
AST Large-Cap Value Portfolio*	1,558,386	33,100,111
AST Marsico Capital Growth Portfolio*	2,064,171	44,833,796
AST Mid-Cap Value Portfolio*	152,727	2,014,469
AST Money Market Portfolio	18,137,108	18,137,108
AST Neuberger Berman Mid-Cap Growth Portfolio*	111,717	2,389,635
AST PIMCO Total Return Bond Portfolio*	22,020,628	252,356,402
AST Small-Cap Value Portfolio*	192,182	3,515,004
AST T. Rowe Price Global Bond Portfolio*	1,039,327	12,160,125
AST T. Rowe Price Large-Cap Growth Portfolio*	2,534,711	29,580,083
AST T. Rowe Price Natural Resources Portfolio*	109,747	3,938,802

TOTAL LONG-TERM INVESTMENTS
(cost $480,246,630)		501,185,213

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $2,329,143)	2,329,143	2,329,143

TOTAL INVESTMENTS(w) — 99.9%
(cost $482,575,773; Note 6)		503,514,356
Other assets in excess of liabilities — 0.1%		386,309

NET ASSETS — 100.0%		$503,900,665

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Investment Type

Core Bonds	50.1%
Large/Mid-Cap Growth	14.8
Large/Mid-Cap Value	13.1
International Growth	5.0
International Value	5.0
Money Market	3.6
Global Bonds	2.4
High Yield	1.7
Small-Cap Growth	1.3
Sector	0.8
Small-Cap Value	0.7
Mid-Cap Growth	0.5
Mid-Cap Value	0.4

99.4
Short-Term Investment	0.5
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Affiliated investments (cost $482,575,773)	$503,514,356
Cash	14,495
Receivable for fund share sold	3,995,248
Dividends and interest receivable	14,665
Prepaid expenses	448

Total Assets	507,539,212

LIABILITIES:
Payable for investments purchased	3,461,316
Payable for fund share repurchased	130,016
Accrued expenses and other liabilities	39,011
Advisory fees payable	8,204

Total Liabilities	3,638,547

NET ASSETS	$503,900,665

Net assets were comprised of:
Paid-in capital	$475,170,843
Retained earnings	28,729,822

Net assets, June 30, 2007	$503,900,665

Net asset value and redemption price per share, $503,900,665/45,000,043 outstanding shares of beneficial interest	$11.20

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$175,681

EXPENSES
Advisory fees	289,776
Custodian and accounting fees	40,000
Transfer agent’s fees and expenses	9,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Insurance expenses	3,000
Shareholders’ reports	1,000
Miscellaneous	4,829

Total expenses	363,605

NET INVESTMENT LOSS	(187,924)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	6,780,029
Net change in unrealized appreciation (depreciation) on investments	5,959,468

NET GAIN ON INVESTMENTS	12,739,497

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,551,573

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(187,924)	$1,487,173
Net realized gain (loss) on investments	6,780,029	(288,039)
Net change in unrealized appreciation (depreciation) on investments	5,959,468	14,955,192

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,551,573	16,154,326

FUND SHARE TRANSACTIONS:
Fund share sold [20,764,268 and 35,892,473 shares, respectively]	229,711,477	369,288,458
Fund share repurchased [4,312,207 and 8,707,758 shares, respectively]	(47,740,228)	(89,779,460)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	181,971,249	279,508,998

TOTAL INCREASE IN NET ASSETS	194,522,822	295,663,324
NET ASSETS:
Beginning of period	309,377,843	13,714,519

End of period	$503,900,665	$309,377,843

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS		Value
	Shares	(Note 2)

Aerospace — 0.6%
Argon ST, Inc.*	46,200	$1,072,302

Apparel & Textile — 1.8%
Volcom, Inc.*(a)	66,885	3,352,945

Automotive Parts — 2.3%
CLARCOR, Inc.	38,700	1,448,541
H&E Equipment Services, Inc.*	21,800	604,732
Monro Muffler Brake, Inc.	23,000	861,350
Regal-Beloit Corp.	18,800	874,952
US Auto Parts Network, Inc.*	45,900	434,214

		4,223,789

Broadcast & Cable/Satellite TV — 0.7%
Entravision Communications Corp. (Class A Stock)*	122,625	1,278,979

Broadcasting — 0.5%
Journal Communications, Inc. (Class A Stock)	77,800	1,012,178

Building Materials — 1.7%
Drew Industries, Inc.*(a)	30,500	1,010,770
NCI Building Systems, Inc.*(a)	10,900	537,697
Texas Industries, Inc.(a)	19,760	1,549,382

		3,097,849

Business Services — 3.2%
Advisory Board Co. (The)*(a)	22,600	1,255,656
Icon PLC*	23,070	1,009,082
Internet Capital Group, Inc.*(a)	71,519	886,835
Korn/Ferry International*	51,200	1,344,512
Watson Wyatt Worldwide, Inc.	27,000	1,362,960

		5,859,045

Chemicals — 4.2%
Cabot Microelectronics Corp.*(a)	33,000	1,171,170
Quaker Chemical Corp.	22,925	541,030
Rockwood Holdings, Inc.*	55,500	2,028,525
Terra Industries, Inc.*(a)	157,995	4,016,233

		7,756,958

Clothing & Apparel — 0.7%
Carter’s, Inc.	52,280	1,356,143

Commercial Services — 1.0%
Rollins, Inc.(a)	78,100	1,778,337

Computer Hardware — 0.4%
Trident Microsystems, Inc.*	45,410	833,273

Computer Services & Software — 4.7%
Ansys, Inc.*(a)	77,666	2,058,149
Avid Technology, Inc.*(a)	37,120	1,312,192
Computer Programs and Systems, Inc.	27,400	848,852
Factset Research Systems, Inc.(a)	22,762	1,555,783
LoJack Corp.*	38,400	855,936
MTS Systems Corp.(a)	15,869	708,868
ScanSource, Inc.*(a)	40,694	1,301,801

		8,641,581

Computer Networking — 0.4%
Ixia*(a)	81,015	750,199

Consumer Products & Services — 1.2%
Central Garden & Pet Co.*(a)	18,200	223,132
Chattem, Inc.*(a)	12,800	811,264
Geo Group, Inc. (The)*	25,270	735,357
Spartech Corp.	15,400	408,870

		2,178,623

Distribution/Wholesale — 0.4%
Pool Corp.(a)	18,695	729,666

Diversified Operations — 3.1%
Actuant Corp. (Class A Stock)(a)	51,645	3,256,734
Corrections Corp. of America*	37,777	2,384,106

		5,640,840

Education — 0.7%
Courier Corp.	31,350	1,254,000

Electronic Components & Equipment — 7.7%
Advanced Energy Industries, Inc.*(a)	25,865	586,101
Coherent, Inc.*	78,920	2,407,849
Cutera, Inc.*(a)	58,730	1,463,552
Daktronics, Inc.(a)	14,720	316,186
EnerNOC, Inc.*(a)	16,780	639,821
General Cable Corp.*	29,854	2,261,441
OYO Geospace Corp.*(a)	41,492	3,078,291
Universal Electronics, Inc.*	94,678	3,438,705

		14,191,946

Electronics — 0.7%
Dolby Laboratories, Inc. (Class A Stock)*	37,765	1,337,259

Entertainment & Leisure — 2.8%
International Speedway Corp. (Class A Stock)	25,300	1,333,563
RC2 Corp.*	18,600	744,186
The9 Ltd., ADR (China)*(a)	33,451	1,547,443
Vail Resorts, Inc.*(a)	24,685	1,502,576

		5,127,768

Environmental Services — 2.0%
Waste Connections, Inc.*	120,024	3,629,526

Farming & Agriculture — 0.2%
Central Garden & Pet Co. (Class A Stock)*(a)	36,500	428,145

Financial – Bank & Trust — 3.4%
Boston Private Financial Holdings, Inc.(a)	45,020	1,209,687
Cowen Group, Inc.*(a)	61,355	1,098,868
ITLA Capital Corp.	8,200	427,384
Texas Capital Bancshares, Inc.*(a)	41,900	936,465
Wilshire Bancorp, Inc.	59,000	718,620
Wintrust Financial Corp.(a)	41,243	1,808,506

		6,199,530

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial – Consumer — 0.9%
Greenhill & Co, Inc.(a)	22,995	$1,579,986

Financial Services — 3.9%
Cash America International, Inc.	55,012	2,181,226
Financial Federal Corp.(a)	28,050	836,451
Global Cash Access Holdings, Inc.*(a)	129,205	2,069,864
Investment Technology Group, Inc.*	25,860	1,120,514
Trimas Corp.*(a)	76,300	921,704

		7,129,759

Food — 1.0%
Middleby Corp.*(a)	32,000	1,914,240

Healthcare Services — 5.8%
Animal Health International, Inc.*	41,445	600,538
Centene Corp.*(a)	60,130	1,287,984
Eclipsys Corp.*(a)	111,860	2,214,828
Healthcare Services Group(a)	30,000	885,000
Landauer, Inc.	18,800	925,900
Matria Healthcare, Inc.*(a)	43,375	1,313,395
MWI Veterinary Supply, Inc.*(a)	43,135	1,720,655
Physicians Formula Holdings, Inc.*	58,852	925,448
Techne Corp.*	13,200	755,172

		10,628,920

Industrial Products — 2.7%
AMCOL International Corp.(a)	34,400	939,464
Claymont Steel, Inc.*(a)	41,115	879,450
Interline Brands, Inc.*	60,600	1,580,448
Ritchie Bros Auctioneers, Inc.	26,600	1,665,692

		5,065,054

Insurance — 2.2%
American Equity Investment Life Holding Co.(a)	42,700	515,816
American Safety Insurance Holding Ltd.*	27,510	655,563
Amerisafe, Inc.*	57,000	1,118,910
First Mercury Financial Corp.*	34,390	721,159
Hilb Rogal & Hobbs Co.	13,300	570,038
Tower Group, Inc.	12,300	392,370

		3,973,856

Internet Services — 2.8%
CNET Networks, Inc.*(a)	177,780	1,456,018
j2 Global Communication, Inc.*(a)	64,800	2,261,520
Online Resources Corp.*(a)	58,800	645,624
Switch & Data Facilities Co., Inc.*(a)	38,160	732,291

		5,095,453

Machinery & Equipment — 7.1%
Bucyrus International, Inc. (Class A Stock)(a)	77,837	5,509,303
IDEX Corp.	61,500	2,370,210
Kaydon Corp.(a)	30,125	1,570,115
Titan International, Inc.	78,875	2,493,239
Young Innovations, Inc.	39,681	1,157,891

		13,100,758

Medical Supplies & Equipment — 6.0%
American Medical Systems Holdings, Inc.*(a)	93,082	1,679,199
Arrow International, Inc.	55,005	2,105,591
DJO, Inc.*(a)	21,360	881,527
Haemonetics Corp.*	12,600	662,886
ICU Medical, Inc.*(a)	10,400	446,576
LCA-Vision, Inc.(a)	16,700	789,242
Myriad Genetics, Inc.*(a)	17,745	659,937
Owens & Minor, Inc.	13,400	468,196
Respironics, Inc.*(a)	35,225	1,500,233
Thoratec Corp.*(a)	55,415	1,019,082
Vital Images, Inc.*(a)	27,265	740,517

		10,952,986

Metals & Mining — 1.1%
Northwest Pipe Co.*	10,700	380,599
RBC Bearings, Inc.*	39,200	1,617,000

		1,997,599

Office Equipment — 0.5%
ACCO Brands Corp.*(a)	40,400	931,220

Oil & Gas — 7.3%
Berry Petroleum Co. (Class A Stock)(a)	40,300	1,518,504
Cal Dive International, Inc.*(a)	49,200	818,196
Carbo Ceramics, Inc.(a)	25,750	1,128,108
Comstock Resources, Inc.*(a)	18,800	563,436
Core Laboratories NV (Netherlands)*	13,360	1,358,578
Edge Petroleum Corp.*(a)	19,316	270,617
Goodrich Petroleum Corp.*(a)	46,380	1,606,140
Lufkin Industries, Inc.	11,220	724,251
Tetra Technologies, Inc.*(a)	153,456	4,327,459
Unit Corp.*	18,874	1,187,363

		13,502,652

Pharmaceuticals — 2.1%
Cubist Pharmaceuticals, Inc.*(a)	29,825	587,851
K-V Pharmaceutical Co. (Class A Stock)*(a)	61,500	1,675,260
STERIS Corp.(a)	50,000	1,530,000

		3,793,111

Printing & Publishing — 1.0%
Meredith Corp.	30,500	1,878,800

Restaurants — 1.3%
Bj’s Restaurants, Inc.*	32,540	642,339
Red Robin Gourmet Burgers, Inc.*	22,410	904,692
Ruby Tuesday, Inc.	29,100	766,203

		2,313,234

Retail & Merchandising — 3.9%
Build-A-Bear Workshop, Inc.*(a)	67,949	1,776,187
Genesco, Inc.*	57,379	3,001,495
Hibbett Sports, Inc.*(a)	26,700	731,046
Houston Wire & Cable Co.*(a)	56,900	1,616,529

		7,125,257

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Semiconductors — 0.3%
Eagle Test Systems, Inc.*	40,346	$647,957

Services – Industrial Services — 1.6%
Infrasource Services, Inc.*	46,835	1,737,578
School Specialty, Inc.*	36,340	1,287,890

		3,025,468

Telecommunications — 0.7%
EMS Technologies, Inc.*	48,478	1,069,425
Sirenza Microdevices, Inc.*(a)	22,860	271,348

		1,340,773

Transportation — 1.5%
Heartland Express, Inc.(a)	38,433	626,458
HUB Group, Inc. (Class A Stock)*(a)	27,100	952,836
Landstar System, Inc.	25,100	1,211,075

		2,790,369

Waste Disposable — 0.3%
Zoltek Cos., Inc.*	12,645	525,147

TOTAL LONG-TERM INVESTMENTS
(cost $139,823,311)		181,043,480

SHORT-TERM INVESTMENT — 46.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $84,683,608; includes $81,690,249 of cash collateral for securities on loan)(b)(w) (Note 4)	84,683,608	84,683,608

TOTAL INVESTMENTS — 144.5%
(cost $224,506,919; Note 6)		265,727,088
Liabilities in excess of other assets — (44.5)%		(81,779,592)

NET ASSETS — 100.0%		$183,947,496

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities is $78,358,665; cash collateral of $81,690,249 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (44.4% represents investments purchased with collateral from securities on loan)	46.1%
Electronic Components & Equipment	7.7
Oil & Gas	7.3
Machinery & Equipment	7.1
Medical Supplies & Equipment	6.0
Healthcare Services	5.8
Computer Services & Software	4.7
Chemicals	4.2
Financial Services	3.9
Retail & Merchandising	3.9
Financial – Bank & Trust	3.4
Business Services	3.2
Diversified Operations	3.1
Entertainment & Leisure	2.8
Internet Services	2.8
Industrial Products	2.7
Automotive Parts	2.3
Insurance	2.2
Pharmaceuticals	2.1
Environmental Services	2.0
Apparel & Textile	1.8
Building Materials	1.7
Services – Industrial Services	1.6
Transportation	1.5
Restaurants	1.3
Consumer Products & Services	1.2
Metals & Mining	1.1
Food	1.0
Printing & Publishing	1.0
Commercial Services	1.0
Financial – Consumer	0.9
Clothing & Apparel	0.7
Telecommunications	0.7
Electronics	0.7
Broadcast & Cable/Satellite TV	0.7
Education	0.7
Aerospace	0.6
Broadcasting	0.5
Office Equipment	0.5
Computer Hardware	0.4
Computer Networking	0.4
Distribution/Wholesale	0.4
Semiconductors	0.3
Waste Disposable	0.3
Farming & Agriculture	0.2

144.5
Liabilities in excess of other assets	(44.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $78,358,665:
Unaffiliated investments (cost $139,823,311)	$181,043,480
Affiliated investments (cost $84,683,608)	84,683,608
Receivable for investments sold	2,424,863
Dividends and interest receivable	67,511
Prepaid expenses	1,627
Receivable for fund share sold	959

Total Assets	268,222,048

LIABILITIES:
Payable to broker for collateral for securities on loan	81,690,249
Payable for investments purchased	993,805
Payable to custodian	934,404
Payable for fund share repurchased	531,020
Advisory fees payable	79,616
Accrued expenses and other liabilities	44,000
Shareholder servicing fees payable	1,458

Total Liabilities	84,274,552

NET ASSETS	$183,947,496

Net assets were comprised of:
Paid-in capital	$301,004,485
Retained earnings	(117,056,989)

Net assets, June 30, 2007	$183,947,496

Net asset value and redemption price per share, $183,947,496/10,054,072 outstanding shares of beneficial interest	$18.30

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,547 foreign withholding tax)	$447,433
Affiliated income from securities lending, net	131,504
Affiliated dividend income	127,112

706,049

EXPENSES
Advisory fees	798,531
Shareholder servicing fees and expenses	62,108
Custodian and accounting fees	36,000
Audit fee	10,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Shareholders’ reports	1,000
Miscellaneous	7,539

Total expenses	935,178

NET INVESTMENT LOSS	(229,129)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions	8,622,850
Net change in unrealized appreciation (depreciation) on investments	14,750,859

NET GAIN ON INVESTMENTS	23,373,709

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,144,580

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(229,129)	$(878,954)
Net realized gain on investments	8,622,850	11,876,163
Net change in unrealized appreciation (depreciation) on investments	14,750,859	10,239,019

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	23,144,580	21,236,228

FUND SHARE TRANSACTIONS:
Fund share sold [412,954 and 1,955,140 shares, respectively]	6,943,651	30,037,508
Fund share repurchased [1,263,443 and 4,182,863 shares, respectively]	(21,522,557)	(63,404,010)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(14,578,906)	(33,366,502)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,565,674	(12,130,274)
NET ASSETS:
Beginning of period	175,381,822	187,512,096

End of period	$183,947,496	$175,381,822

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 95.5%		Value
	Shares	(Note 2)

Aerospace — 2.3%
AAR Corp.(a)	4,300	$141,943
Armor Holdings, Inc.*	29,450	2,558,322
BE Aerospace, Inc.*	84,856	3,504,553
Curtiss-Wright Corp. (Class B Stock)(a)	93,750	4,369,687
DRS Technologies, Inc.	53,810	3,081,699
Esterline Technologies Corp.*(a)	30,700	1,483,117
Heico Corp. (Class A Stock)	36,135	1,270,145
Kaman Corp. (Class A Stock)	51,900	1,618,761
Moog, Inc. (Class A Stock)*(a)	73,950	3,261,935
Orbital Sciences Corp.*	63,020	1,324,050
Teledyne Technologies, Inc.*(a)	61,532	2,827,395
Triumph Group, Inc.	16,100	1,054,067

		26,495,674

Airlines — 0.7%
AirTran Holdings, Inc.*(a)	94,542	1,032,399
Alaska Air Group, Inc.*(a)	45,550	1,269,023
ExpressJet Holdings, Inc.*	110,400	660,192
Republic Airways Holdings*(a)	136,600	2,779,810
SkyWest, Inc.	105,500	2,514,065

		8,255,489

Apartment/Residential — 0.4%
Post Properties, Inc.(a)	84,200	4,389,346

Apparel & Textile — 0.1%
Maidenform Brands, Inc.*	55,700	1,106,202

Apparel/Shoes — 0.1%
Finish Line, Inc. (The) (Class A Stock)	103,742	945,090

Automotive Components — 0.1%
Lear Corp.*	13,700	487,857
Sauer-Danfoss, Inc.	29,610	881,194

		1,369,051

Automotive Parts — 1.9%
Aftermarket Technology Corp.*	128,776	3,822,072
American Axle & Manufacturing Holdings, Inc.(a)	61,093	1,809,575
Asbury Automative Group, Inc.	125,000	3,118,750
Cooper Tire & Rubber Co.(a)	112,130	3,097,030
CSK Auto Corp.*(a)	140,101	2,577,858
Group 1 Automotive, Inc.(a)	26,500	1,069,010
Keystone Automotive Industries, Inc.*	12,500	517,125
Modine Manufacturing Co.	39,000	881,400
Standard Motor Products, Inc.	40,900	614,727
Superior Industries International, Inc.	36,600	796,416
Tenneco Automotive, Inc.*	70,700	2,477,328
Visteon Corp.*	52,200	422,820

		21,204,111

Banking
Horizon Financial Corp.	16,275	354,632

Banks — 0.5%
TCF Financial Corp.	208,500	5,796,300

Biotechnology — 0.1%
Enzo Biochem, Inc.*(a)	40,700	608,465
Exelixis, Inc.*	33,100	400,510
Martek Biosciences Corp.*	1,800	46,746
Medivation, Inc.*(a)	8,700	177,741
Regeneron Pharmaceuticals, Inc.*	10,000	179,200

		1,412,662

Broadcasting — 0.4%
Belo Corp. (Class A Stock)	71,051	1,462,940
Cox Radio, Inc. (Class A Stock)*(a)	83,400	1,187,616
Lin TV Corp. (Class A Stock)*	28,500	536,085
Radio One, Inc. (Class D Stock)*	189,900	1,340,694
Sinclair Broadcast Group, Inc. (Class A Stock)	10,400	147,888
Westwood One, Inc.	70,500	506,895

		5,182,118

Building Materials — 1.0%
Ameron International Corp.(a)	12,600	1,136,394
Apogee Enterprises, Inc.(a)	28,300	787,306
Florida Rock Industries, Inc.	11,800	796,500
Genlyte Group, Inc.*(a)	11,100	871,794
Gibraltar Industries, Inc.	60,955	1,350,153
Lennox International, Inc.	54,700	1,872,381
NCI Building Systems, Inc.*(a)	65,500	3,231,115
Patrick Industries, Inc.*	50,159	790,506
Simpson Manufacturing Co., Inc.(a)	25,443	858,447

		11,694,596

Business Services — 1.0%
Avis Budget Group, Inc.*	52,215	1,484,472
CRA International, Inc.*	7,300	351,860
Forrester Research, Inc.*	33,700	947,981
infoUSA, Inc.	9,200	94,024
Kforce, Inc.*	40,900	653,582
Marlin Business Services Corp.*	4,000	85,240
School Specialty, Inc.*(a)	58,468	2,072,106
Spherion Corp.*	87,600	822,564
TeleTech Holdings, Inc.*(a)	51,600	1,675,968
Viad Corp.	35,900	1,513,903
Watson Wyatt & Co. Holdings	42,787	2,159,888

		11,861,588

Cable Television — 0.2%
Lodgenet Entertainment Corp.*(a)	68,400	2,192,904

Capital Markets — 0.1%
Investors Financial Services Corp.	13,120	809,110

Chemicals — 2.2%
Arch Chemicals, Inc.(a)	44,575	1,566,366
Compass Minerals International, Inc.(a)	26,300	911,558
Ferro Corp.	46,041	1,147,802
FMC Corp.	24,672	2,205,430
Fuller, (H.B.) Co.(a)	77,100	2,304,519
Grace, (W.R.) & Co.*(a)	51,400	1,258,786
Hercules, Inc.*	123,100	2,418,915

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Chemicals (cont’d.)
Innospec, Inc. (United Kingdom)	16,900	$1,000,649
Minerals Technologies, Inc.	11,800	790,010
NewMarket Corp.	11,000	532,070
O.M. Group, Inc.*(a)	18,600	984,312
Olin Corp.(a)	86,507	1,816,647
Rockwood Holdings, Inc.*	40,400	1,476,620
Sensient Technologies Corp.	74,300	1,886,477
Spartech Corp.(a)	51,200	1,359,360
Terra Industries, Inc.*(a)	75,100	1,909,042
UAP Holding Corp.	38,900	1,172,446
USEC, Inc.*(a)	10,100	221,998

		24,963,007

Clothing & Apparel — 1.2%
Brown Shoe Co., Inc.	103,025	2,505,568
Deckers Outdoor Corp.*(a)	8,400	847,560
Hanesbrands, Inc.*	66,700	1,802,901
Kellwood Co.(a)	50,400	1,417,248
Skechers USA, Inc. (Class A Stock)*	48,300	1,410,360
Stride Rite Corp.	208,531	4,224,838
Warnaco Group, Inc. (The)*(a)	25,100	987,434

		13,195,909

Commercial Banks — 0.7%
Cascade Financial Corp.	46,423	734,876
Chittenden Corp.(a)	61,100	2,135,445
City National Corp.	8,690	661,222
First Security Group, Inc.	74,690	806,652
Midwest Banc Holdings, Inc.	40,941	593,644
Tompkins Trustco, Inc.(a)	6,780	253,572
UCBH Holdings, Inc.	159,880	2,921,008

		8,106,419

Commercial Services — 0.5%
AMN Healthcare Services, Inc.*(a)	48,000	1,056,000
Kelly Services, Inc. (Class A Stock)	58,050	1,594,053
TNS, Inc.	75,852	1,093,027
Vertrue, Inc.*	31,900	1,556,082

		5,299,162

Commercial Services & Supplies — 0.1%
Labor Ready, Inc.*(a)	42,460	981,251

Communications Equipment — 0.4%
Black Box Corp.	98,603	4,080,192
Dycom Industries, Inc.*	11,660	349,567

		4,429,759

Computer Hardware — 0.4%
Gateway, Inc.*	80,600	128,154
Hutchinson Technology, Inc.*(a)	20,600	387,486
Imation Corp.	36,000	1,326,960
Insight Enterprises, Inc.*	21,900	494,283
Komag, Inc.*(a)	20,400	650,556
Palm, Inc.*(a)	84,800	1,357,648
Quantum Corp.*(a)	77,000	244,090

		4,589,177

Computer Services & Software — 3.0%)
Agilysys, Inc.	61,100	1,374,750
Aspen Technology, Inc.*(a)	65,600	918,400
CACI International, Inc. (Class A Stock)*(a)	65,784	3,213,548
Checkfree Corp.*	25,922	1,042,064
Ciber, Inc.*	71,000	580,780
COMSYS IT Partners, Inc.*(a)	25,600	583,936
Covansys Corp.*	40,700	1,380,951
Gartner, Inc. (Class A Stock)*	56,800	1,396,712
Inter-Tel, Inc.	41,500	993,095
Jack Henry & Associates, Inc.	79,950	2,058,712
Lawson Software, Inc.*(a)	243,740	2,410,589
Magma Design Automation, Inc.*	36,600	513,864
Mantech International Corp. (Class A Stock)*	17,500	539,525
Parametric Technology Corp.*(a)	269,052	5,814,214
Progress Software Corp.*	26,300	836,077
QAD, Inc.	12,100	100,430
Quest Software, Inc.*	26,700	432,273
Radisys Corp.*	9,500	117,800
Si International, Inc.*	11,000	363,220
SPSS, Inc.*	5,200	229,528
STEC, Inc.*(a)	299,500	1,925,785
Sybase, Inc.*(a)	223,259	5,333,658
Sykes Enterprises, Inc.*	32,400	615,276
SYNNEX Corp.*	4,800	98,928
Systemax, Inc.(a)	38,700	805,347
TIBCO Software, Inc.*	38,300	346,615

		34,026,077

Computers & Peripherals
Rimage Corp.*	15,150	478,588

Computer Networking — 0.2%
Xyratex Ltd. (Bermuda)*	84,842	1,886,038

Conglomerates — 0.1%
Griffon Corp.*	54,978	1,197,421

Construction — 0.3%
Granite Construction, Inc.	23,900	1,533,902
Perini Corp.*	18,958	1,166,486
WCI Communities, Inc.*	23,000	383,640

		3,084,028

Consumer Cyclicals – Leisure & Entertainment — 0.1%
Callaway Golf Co.	48,920	871,265

Consumer Cyclicals – Motor Vehicle — 0.1%
ArvinMeritor, Inc.(a)	71,900	1,596,180

Consumer Products & Services — 2.6%
Aaron Rents, Inc.	10,500	306,600
American Greetings Corp. (Class A Stock)	42,968	1,217,283
AptarGroup, Inc.	100,564	3,576,056
Buckeye Technologies, Inc.*	157,300	2,433,431
Central Garden and Pet Co.*(a)	108,372	1,328,641
Electro Rental Corp.	8,000	116,320
Elizabeth Arden, Inc.*	33,900	822,414

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Consumer Products & Services (cont’d.)
FTD Group, Inc.	183,100	$3,370,871
Jakks Pacific, Inc.*(a)	117,100	3,295,194
Regis Corp.(a)	107,702	4,119,601
Steinway Musical Instruments, Inc.	21,100	729,849
Tupperware Corp.	230,340	6,619,972
Universal Corp. (VA)	28,000	1,705,760

		29,641,992

Containers & Packaging — 0.6%
Bemis Co., Inc.	49,955	1,657,507
Greif, Inc. (Class A Stock)	39,100	2,330,751
Silgan Holdings, Inc.	56,700	3,134,376

		7,122,634

Distribution/Wholesale — 0.2%
Central European Distribution Corp.*(a)	71,300	2,468,406

Diversified Consumer Services — 0.1%
Steiner Leisure Ltd.*	21,292	1,045,863

Diversified Financial Services — 0.4%
Portfolio Recovery Associates, Inc.(a)	22,937	1,376,679
South Financial Group, Inc. (The)(a)	93,623	2,119,624
SWS Group, Inc.	34,200	739,404
United Community Financial Corp.	51,200	510,976

		4,746,683

Drugs & Medicine — 0.1%
Adams Respiratory Therapeutics, Inc.*(a)	14,500	571,155

Education
Nobel Learning Communities, Inc.*	6,808	99,261

Electric Utilities — 0.6%
MGE Energy, Inc.	7,040	229,997
Portland General Electric Co.	190,962	5,239,997
SJW Corp.(a)	26,600	885,780

		6,355,774

Electrical Equipment — 0.1%
Hubbell, Inc. (Class B Stock)	11,610	629,494

Electronic Components & Equipment — 3.3%
Advanced Energy Industries, Inc.*	25,000	566,500
Anixter International, Inc.*(a)	57,900	4,354,659
Arris Group, Inc.*(a)	243,600	4,284,924
Bel Fuse, Inc. (Class B Stock)	28,160	958,285
Belden CDT, Inc.(a)	42,219	2,336,822
Benchmark Electronics, Inc.*(a)	60,150	1,360,593
C-COR, Inc.*	11,700	164,502
Checkpoint Systems, Inc.*	26,700	674,175
Coherent, Inc.*(a)	92,479	2,821,534
CTS Corp.	60,300	763,398
Electro Scientific Industries, Inc.*	5,700	118,560
Electronics for Imaging, Inc.*(a)	60,700	1,712,954
Empire District Electric Co. (The)(a)	43,739	978,441
Genesis Microchip, Inc.*	13,900	130,104
GrafTech International Ltd.*	209,100	3,521,244
Littelfuse, Inc.*	60,999	2,059,936
Mentor Graphics Corp.*(a)	86,300	1,136,571
Park Electrochemical Corp.	27,600	777,768
Pericom Semiconductor Corp.*	12,200	136,152
Plexus Corp.*	13,700	314,963
Regal-Beloit Corp.	110,130	5,125,450
Synopsys, Inc.*	91,083	2,407,324
Technitrol, Inc.	16,800	481,656
TTM Technologies, Inc.*	35,400	460,200

		37,646,715

Electronic Equipment & Instruments — 0.2%
Tektronix, Inc.	64,882	2,189,119

Electronics — 0.2%
Greatbatch, Inc.*	9,000	291,600
Kemet Corp.*(a)	30,700	216,435
Varian, Inc.*	34,600	1,897,118

		2,405,153

Energy – Energy Resources — 0.2%
Parallel Petroleum Corp.*(a)	130,850	2,865,615

Energy Equipment & Services — 0.3%
Input Output, Inc.*(a)	74,590	1,164,350
National-Oilwell Varco, Inc.*	17,840	1,859,641
Superior Well Services, Inc.*	12,490	317,371

		3,341,362

Entertainment
Macrovision Corp.*(a)	18,200	547,092

Environmental Services — 0.3%
Clean Harbors, Inc.*(a)	38,102	1,883,001
Tetra Tech, Inc.*(a)	90,600	1,952,430

		3,835,431

Equipment Services — 0.5%
Bally Technologies, Inc.*	61,928	1,636,138
General Cable Corp.*(a)	24,700	1,871,025
RPC, Inc.(a)	27,825	474,138
Universal Compression Holdings, Inc.*(a)	15,200	1,101,544
Watsco, Inc.	12,500	680,000

		5,762,845

Exchange Traded Funds — 0.4%
iShares Nasdaq Biotechnology Index Fund(a)	15,527	1,213,280
iShares S&P Smallcap 600 Barra Value Index Fund(a)	37,531	2,979,211

		4,192,491

Farming & Agriculture — 0.4%
Alliance One International, Inc.*	448,700	4,509,435

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial – Bank & Trust — 9.1%
1st Source Corp.	20,100	$500,892
Amcore Financial, Inc.(a)	63,692	1,846,431
AmericanWest Bancorp	7,300	133,079
Ameris Bancorp	22,520	506,024
Asta Funding, Inc.(a)	52,500	2,017,575
Bancfirst Corp.	13,900	595,198
Banco Latinoamericano de Exportaciones SA (Panama)	25,400	477,520
Bancorpsouth, Inc.	76,792	1,878,332
Bank Mutual Corp.	181,501	2,092,707
Bank of Granite Corp.	21,700	362,173
BankAtlantic Bancorp, Inc. (Class A Stock)	115,688	996,074
BankUnited Financial Corp. (Class A Stock)	32,700	656,289
Banner Corp.	8,700	296,322
Berkshire Hills Bancorp, Inc.	1,600	50,416
Boston Private Financial Holdings, Inc.(a)	63,950	1,718,337
Camden National Corp.	9,200	360,088
Capital Bancorp Ltd.(a)	16,800	459,144
Capital Corp. of The West	35,270	845,069
Cardinal Financial Corp.	96,691	954,340
Cathay General Bancorp(a)	18,400	617,136
Central Pacific Financial Corp.(a)	94,714	3,126,509
Chemical Financial Corp.(a)	25,185	651,536
Citizens Republic Bancorp, Inc.(a)	104,123	1,905,455
City Bank/Lynnwood (WA)	42,815	1,349,101
City Holding Co.	95,100	3,645,183
Colonial Bancgroup, Inc.	58,500	1,460,745
Columbia Banking System, Inc.	76,050	2,224,463
Community Bancorp NV*	6,000	167,880
Community Bank System, Inc.	26,300	526,526
Community Trust Bancorp, Inc.	48,042	1,551,757
Corus Bankshares, Inc.(a)	128,600	2,219,636
Cullen / Frost Bankers, Inc.	51,502	2,753,812
Farmers Capital Bank Corp.	4,900	141,757
First Bancorp (Puerto Rico)(a)	87,900	966,021
First Communtiy Bancshares, Inc.	17,200	536,468
First Financial Bancorp	126,759	1,900,117
First Financial Holdings, Inc.	20,000	654,200
First Merchants Corp.	19,400	466,182
First Niagara Financial Group, Inc.(a)	135,817	1,779,203
First Place Financial Corp. (OH)	18,500	390,720
First Regional Bancorp*	11,400	290,016
First Republic Bank (CA)	41,250	2,213,475
FirstFed Financial Corp.*(a)	18,600	1,055,178
FirstMerit Corp.	163,644	3,425,069
Flagstar Bancorp, Inc.(a)	39,500	475,975
FNB Co.	12,100	434,390
Great Southern Bancorp, Inc.	18,700	505,835
Greater Bay Bancorp	51,100	1,422,624
Greene County Bancshares, Inc.	7,100	221,946
Hancock Holding Co.(a)	52,872	1,985,344
Heartland Financial USA, Inc.	10,400	252,720
Hercules Offshore, Inc.*(a)	63,700	2,062,606
Heritage Commerce Corp.	4,900	116,032
IBERIABANK Corp.	62,992	3,114,954
Independent Bank Corp. (MA)	48,800	1,441,552
Independent Bank Corp. (MI)	54,958	945,827
Integra Bank Corp.	26,700	573,249
Intervest Bancshares Corp.	5,500	154,880
Irwin Financial Corp.	58,400	874,248
MAF Bancorp, Inc.	34,800	1,888,248
MainSource Financial Group, Inc.	33,070	555,245
MB Financial, Inc.(a)	51,600	1,792,584
Mercantile Bank Corp.	7,230	195,933
Nara Bancorp, Inc.	38,700	616,491
National Penn Bancshares, Inc.(a)	56,033	934,630
NewAlliance Bancshares, Inc.(a)	123,504	1,817,979
Ocwen Financial Corp.*(a)	38,100	507,873
PAB Bankshares, Inc.	10,630	203,565
Pacific Capital Bancorp	53,200	1,435,336
Peoples Bancorp, Inc.	18,900	511,623
Prosperity Bancshares, Inc.	22,200	727,272
Provident Bankshares Corp.(a)	32,800	1,075,184
R &G Financial Corp. (Class B Stock)*	57,600	213,120
Rainier Pacific Financial Group, Inc.	28,090	487,081
Renasant Corp.(a)	22,800	518,472
Republic Bancorp, Inc. (KY) (Class A Stock)	7,846	130,168
Royal Bancshares of Pennsylvania, Inc. (Class A Stock)	10,751	211,907
SCBT Financial Corp.	7,317	266,339
Security Bank Corp. (GA)	19,100	383,910
Sierra Bancorp	2,500	70,500
Signature Bank*	69,824	2,380,998
Simmons First National Corp. (Class A Stock)	14,100	389,019
Southwest Bancorp, Inc.	55,300	1,329,412
Sterling Financial Corp. (PA)(a)	30,050	316,126
Sterling Financial Corp. (WA)	169,260	4,898,384
Suffolk Bancorp	9,200	293,664
Superior Bancorp*(a)	103,540	1,059,214
Taylor Capital Group, Inc.	18,600	512,058
TierOne Corp.	39,400	1,185,940
Trico Bancshares	18,400	411,424
UMB Financial Corp.	78,858	2,907,495
Umpqua Holdings Corp.	94,137	2,213,161
Union Bankshares Corp.	10,800	250,560
United Bancshares, Inc.	14,900	473,820
Washington Trust Bancorp, Inc.	19,200	484,032
West Coast Bancorp	71,900	2,185,041

		103,180,145

Financial – Brokerage — 0.3%
Centerline Holding Co.	35,500	639,000
Knight Capital Group, Inc. (Class A Stock)*(a)	112,200	1,862,520
Piper Jaffray Cos., Inc.*(a)	9,300	518,289
Sterling Banchares, Inc. (TX)	86,000	972,660

		3,992,469

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Financial Services — 3.0%
Advance America Cash Advance Centers, Inc.	16,300	$289,162
Advanta Corp. (Class B Stock)	57,800	1,799,892
Deluxe Corp.	173,200	7,033,652
Dime Community Bancshares	32,700	431,313
Dollar Financial Corp.*(a)	84,268	2,401,638
Federal Agricultural Mortgage Corp. (Class C Stock)	9,100	311,402
Financial Federal Corp.(a)	127,930	3,814,873
Friedman, Billings, Ramsey Group, Inc. (Class A Stock)	195,000	1,064,700
Hanmi Financial Corp.	174,000	2,968,440
ITLA Capital Corp.	9,500	495,140
Lakeland Financial Corp.	11,400	242,478
Max Capital Group Ltd. (Bermuda)	86,900	2,459,270
MCG Capital Corp.	60,000	961,200
NBT Bancorp, Inc.	35,900	809,904
Partners Trust Financial Group, Inc.	35,400	371,700
Santander Bancorp	3,900	57,954
Technology Investment Capital Corp.	114,521	1,808,286
W Holding Co., Inc.(a)	133,912	353,528
Waddell & Reed Financial, Inc. (Class A Stock)	86,400	2,247,264
World Acceptance Corp.*(a)	64,100	2,738,993
WSFS Financial Corp.(a)	15,600	1,020,708

		33,681,497

Food — 2.2%
Corn Products International, Inc.	27,439	1,247,103
Nash Finch Co.(a)	104,100	5,152,950
Performance Food Group Co.*(a)	69,037	2,243,012
Ralcorp Holdings, Inc.*(a)	96,496	5,157,711
Ruddick Corp.	73,350	2,209,302
Sanderson Farms, Inc.	53,650	2,415,323
Smithfield Foods, Inc.*	20,500	631,195
Smucker, (J.M.) Co. (The)	54,341	3,459,348
Spartan Stores, Inc.	84,000	2,764,440

		25,280,384

Food & Staples Retailing — 0.4%
Casey’s General Stores, Inc.	104,506	2,848,833
Weis Markets, Inc.	58,000	2,349,580

		5,198,413

Food Products — 0.5%
Del Monte Foods Co.	304,835	3,706,794
Pilgrim’s Pride Corp.	52,447	2,001,902

		5,708,696

Furniture — 0.2%
Furniture Brands International, Inc.(a)	80,860	1,148,212
Sealy Corp.(a)	40,200	664,104

		1,812,316

Gas Distribution — 0.3%
Petrohawk Energy Corp.*	190,550	3,022,123

Healthcare – Medical Providers — 0.2%
Psychiatric Solutions, Inc.*(a)	52,000	1,885,520

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	45,810	859,854

Healthcare Products — 0.3%
Symmetry Medical, Inc.*(a)	76,525	1,225,165
Syneron Medical Ltd. (Israel)*(a)	70,250	1,752,738

		2,977,903

Healthcare Services — 2.2%
Amedisys, Inc.*	55,500	2,016,315
American Dental Partners Inc*	23,700	615,489
AMERIGROUP Corp.*	90,500	2,153,900
AmSurg Corp.*	76,000	1,834,640
Apria Healthcare Group, Inc.*(a)	26,012	748,365
Cross Country Healthcare, Inc.*	47,550	793,134
Genesis HealthCare Corp.*	1,000	68,420
Gentiva Health Services, Inc*	121,300	2,433,278
Healthspring, Inc.*	132,000	2,515,920
Kindred Healthcare, Inc.*	35,000	1,075,200
LifeCell Corp.*(a)	14,000	427,560
LifePoint Hospitals, Inc.*	79,372	3,070,109
Magellan Health Services, Inc.*	29,700	1,380,159
Molina Healthcare, Inc.*	10,300	314,356
Pediatrix Medical Group, Inc.*	33,650	1,855,798
RehabCare Group, Inc.*	44,630	635,531
Res-Care, Inc.*	114,587	2,422,369
Sunrise Senior Living, Inc.*	14,800	591,852

		24,952,395

Hotels & Motels
Ameristar Casinos, Inc.	5,500	191,070

Hotels, Restaurants & Leisure — 0.3%
O’Charleys, Inc.	66,530	1,341,245
Ruby Tuesday, Inc.	68,850	1,812,820
Trump Entertainment Resorts, Inc.*(a)	29,960	375,998

		3,530,063

Household Durables — 0.1%
Snap-on, Inc.	17,010	859,175

Household Products — 0.3%
Central Garden and Pet Co.*(a)	81,500	955,995
Helen of Troy Ltd. (Bermuda)*	74,150	2,002,050
Prestige Brands Holdings, Inc.*	8,500	110,330

		3,068,375

Industrial Products — 3.4%
Actuant Corp. (Class A Stock)(a)	17,600	1,109,856
Acuity Brands, Inc.	34,500	2,079,660
Barnes Group, Inc.(a)	176,650	5,596,272
Brady Corp. (Class A Stock)(a)	87,569	3,252,313
Ceradyne, Inc.*(a)	46,500	3,439,140
CIRCOR International, Inc.	71,885	2,906,310
EnPro Industries, Inc.*(a)	79,000	3,380,410
SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Industrial Products (cont’d)
Flanders Corp.*(a)	140,008	$1,078,062
Interface, Inc. (Class A Stock)	77,421	1,460,160
Kaydon Corp.	106,491	5,550,311
Myers Industries, Inc.	160,750	3,554,182
UniFirst Corp. (MA)	32,399	1,427,176
Watts Water Technologies, Inc. (Class A Stock)(a)	58,311	2,184,913
WESCO International, Inc.*	25,833	1,561,605

		38,580,370

Insurance — 6.1%
Allied World Assurance Holdings Ltd. (Bermuda)	30,970	1,587,213
American Equity Investment Life Holding Co.(a)	99,543	1,202,479
American Physicians Capital, Inc.*	18,600	753,300
Amerisafe, Inc.*	33,500	657,605
Argonaut Group, Inc.(a)	101,900	3,180,299
Aspen Insurance Holdings Ltd. (Bermuda)	93,600	2,627,352
CNA Surety Corp.*	44,660	844,521
Delphi Financial Group, Inc. (Class A Stock)(a)	94,800	3,964,536
Employers Holdings, Inc.	76,781	1,630,828
Endurance Specialty Holdings Ltd. (Bermuda)	54,000	2,162,160
FPIC Insurance Group, Inc.*(a)	15,900	648,243
Hanover Insurance Group, Inc. (The)	39,250	1,915,008
Harleysville Group, Inc.	20,100	670,536
Horace Mann Educators Corp.	85,287	1,811,496
Infinity Property & Casual Corp.	65,703	3,333,113
IPC Holdings Ltd.	59,400	1,918,026
James River Group, Inc.	5,700	189,411
LandAmerica Financial Group, Inc.(a)	27,800	2,682,422
Midland Co.	11,680	548,259
Navigators Group, Inc.*	22,500	1,212,750
Odyssey Re Holdings Corp.	140,300	6,017,467
Ohio Casualty Corp.	48,000	2,078,880
Phoenix Cos., Inc. (The)	22,000	330,220
Platinum Underwriters Holdings Ltd. (Bermuda)	237,195	8,242,526
PMA Capital Corp. (Class A Stock)*	175,300	1,873,957
ProAssurance Corp.*(a)	70,625	3,931,694
RLI Corp.	6,300	352,485
Safety Insurance Group, Inc.	92,400	3,825,360
Seabright Insurance Holdings, Inc.*	29,800	520,904
Selective Insurance Group, Inc.	68,400	1,838,592
Stewart Information Services Corp.(a)	27,000	1,075,410
United Fire & Casualty Co.(a)	54,150	1,915,827
Zenith National Insurance Corp.(a)	82,150	3,868,443

		69,411,322

Internet Services — 0.3%)
Adaptec, Inc.*	43,300	164,973
Interwoven, Inc.*	60,600	850,824
iPass, Inc.*	6,900	37,398
SonicWall, Inc.*	49,200	422,628
United Online, Inc.(a)	135,600	2,236,044

		3,711,867

IT Services — 0.5%
Medquist, Inc.*	48,140	438,555
Perot Systems Corp. (Class A Stock)*(a)	300,998	5,129,006

		5,567,561

Leisure Equipment & Products — 0.5%
K2, Inc.*	356,000	5,407,640

Machinery — 0.7%
Albany International Corp. (Class A Stock)(a)	32,210	1,302,572
IDEX Corp.	31,261	1,204,799
Mueller Industries, Inc.	43,820	1,509,161
Wabtec Corp.	101,560	3,709,987

		7,726,519

Machinery & Equipment — 1.8%
Applied Industrial Technologies, Inc.	167,100	4,929,450
Astec Industries, Inc.*	10,300	434,866
Briggs & Stratton Corp.(a)	33,299	1,050,917
Cascade Corp.	19,600	1,537,424
Federal Signal Corp.	146,435	2,322,459
Gehl Co.*	9,900	300,564
Kadant, Inc.*	62,212	1,941,014
Kennametal, Inc.	42,860	3,515,806
Mueller Water Products, Inc.(a)	124,500	2,123,970
Nacco Industries, Inc. (Class A Stock)	7,400	1,150,626
Smith, (A.O.) Corp.(a)	20,800	829,712
Tennant Co.	20,200	737,300

		20,874,108

Manufacturing — 0.1%
Reddy Ice Holdings, Inc.	25,000	713,000

Marine — 0.1%
Kirby Corp.*	35,130	1,348,641

Media — 0.4%
Entercom Communications Corp.(a)	54,900	1,366,461
Lee Enterprises, Inc.	130,100	2,713,886
Media General, Inc. (Class A Stock)(a)	4,800	159,696

		4,240,043

Medical Products — 0.3%
Cooper Cos., Inc. (The)	71,808	3,828,803

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Medical Supplies & Equipment — 1.3%
Alliance Imaging, Inc.*	101,100	$949,329
Applera Corp.- Celera Genomics Group*	18,700	231,880
Arena Pharmaceuticals, Inc.*	8,900	97,811
Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	23,600	1,783,452
CONMED Corp.*(a)	67,400	1,973,472
Cypress Bioscience, Inc.*	45,000	596,700
DJO, Inc.*(a)	20,716	854,949
ICU Medical, Inc.*(a)	5,800	249,052
Invacare Corp.	14,700	269,451
Option Care, Inc.(a)	133,400	2,054,360
Orthofix International NV*	45,326	2,038,310
Owens & Minor, Inc.	43,238	1,510,736
PSS World Medical, Inc.*(a)	50,300	916,466
Savient Pharmaceuticals, Inc.*(a)	33,900	421,038
STERIS Corp.(a)	20,200	618,120
SurModics, Inc.*(a)	2,600	130,000

		14,695,126

Metals & Mining — 1.4%
Century Aluminum Co.*	79,000	4,315,770
Iamgold Corp. (Canada)(a)	238,100	1,823,846
NN, Inc.	22,100	260,780
Quanex Corp.(a)	60,325	2,937,828
RBC Bearings, Inc.*	13,480	556,050
RTI International Metals, Inc.*	21,949	1,654,296
Ryerson Tull, Inc.(a)	12,800	481,920
Schnitzer Steel Industries, Inc. (Class A Stock)(a)	16,200	776,628
Valmont Industries, Inc.	38,000	2,764,880

		15,571,998

Metals/Mining Excluding Steel — 0.2%
Uranium Resources, Inc.*	234,923	2,591,201

Office Equipment — 0.7%
Ennis, Inc.	85,050	2,000,376
HNI Corp.(a)	38,700	1,586,700
IKON Office Solutions, Inc.(a)	116,600	1,820,126
United Stationers, Inc.*(a)	31,910	2,126,482

		7,533,684

Oil & Gas — 2.9%
Alon USA Energy, Inc.(a)	73,100	3,217,131
Atwood Oceanics, Inc.*(a)	27,500	1,887,050
Berry Petroleum Co. (Class A Stock)	70,699	2,663,938
Bois D Arc Energy, Inc.*	27,000	459,810
Callon Petroleum Co.*	13,700	194,129
Comstock Resources, Inc.*	30,500	914,085
Delta Petroleum Corp.*(a)	99,750	2,002,980
Energy Partners Ltd.*	26,344	439,682
Hanover Compressor Co.*(a)	22,000	524,700
Harvest Natural Resources, Inc.*	52,400	624,084
Hornbeck Offshore Services, Inc.*(a)	63,450	2,459,322
Laclede Group, Inc. (The)	54,800	1,747,024
Nicor, Inc.	44,100	1,892,772
Northwest Natural Gas Co.	15,270	705,321
Oil States International, Inc.*(a)	50,300	2,079,402
Petroquest Energy, Inc.*	123,000	1,788,420
Rosetta Resources, Inc.*(a)	16,400	353,256
St. Mary Land & Exploration Co.(a)	52,900	1,937,198
Stone Energy Corp.*(a)	34,600	1,185,396
Superior Energy Services, Inc.*	46,100	1,840,312
Trico Marine Services, Inc.*(a)	76,200	3,115,056
Union Drilling, Inc.*	30,600	502,452

		32,533,520

Oil, Gas & Consumable Fuels — 0.3%
Denbury Resources, Inc.*	46,777	1,754,137
XTO Energy, Inc.	26,440	1,589,044

		3,343,181

Paper & Forest Products — 0.6%
Neenah Paper, Inc.	37,133	1,532,108
Rock-Tenn Co. (Class A Stock)	69,300	2,198,196
Schweitzer-Manduit International, Inc.	47,900	1,484,900
Universal Forest Products, Inc.	34,000	1,436,840

		6,652,044

Personal Services — 0.5%
CompuCredit Corp.*(a)	15,700	549,814
Geo Group, Inc.*(a)	110,200	3,206,820
Stewart Enterprises, Inc. (Class A Stock)(a)	168,100	1,309,499
Volt Information Sciences, Inc.*(a)	16,400	302,416

		5,368,549

Pharmaceuticals — 0.8%
Acadia Pharmaceuticals, Inc.*(a)	19,700	269,299
Alpharma, Inc. (Class A Stock)*	15,800	410,958
Auxilium Pharmaceuticals, Inc.*	19,300	307,642
Axcan Pharma, Inc. (Canada)*(a)	113,650	2,196,854
Bentley Pharmaceuticals, Inc.*(a)	85,200	1,034,328
Bradley Pharmaceuticals, Inc.*	14,800	321,308
Cubist Pharmaceuticals, Inc.*(a)	15,800	311,418
Nektar Therapeutics*(a)	11,100	105,339
Onyx Pharmaceuticals, Inc.*	41,300	1,110,970
Par Pharmaceutical Cos., Inc.*	11,300	318,999
Perrigo Co.	36,000	704,880
Progenics Pharmaceuticals, Inc.*(a)	20,300	437,871
United Therapeutics Corp.*(a)	8,700	554,712
Valeant Pharmaceuticals International*	17,000	283,730
Viropharma, Inc.*(a)	62,400	861,120

		9,229,428

Precious Metals
Meridian Gold, Inc.*	13,890	383,086

Printing & Publishing — 0.3%
Consolidated Graphics, Inc.*(a)	17,500	1,212,400
Courier Corp.	25,281	1,011,240
Scholastic Corp.*(a)	42,400	1,523,856
Valassis Communications, Inc.*(a)	18,400	316,296

		4,063,792

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Real Estate Investment Trust — 5.9%
American Financial Realty Trust	169,650	$1,750,788
American Home Mortgage Investment Corp.(a)	36,400	669,032
American Land Lease, Inc.	18,294	457,350
Anthracite Capital, Inc.(a)	181,400	2,122,380
Arbor Realty Trust, Inc.(a)	84,260	2,174,750
Ashford Hospitality Trust(a)	233,150	2,741,844
Biomed Realty Trust, Inc.	90,597	2,275,797
Capital Trust, Inc. (Class A Stock)	17,000	580,380
Cousins Properties, Inc.(a)	30,580	887,126
Duke Realty Corp.(a)	12,780	455,862
Education Realty Trust, Inc.	106,809	1,498,530
Equity Inns, Inc.	154,800	3,467,520
Equity Lifestyle Properties, Inc.(a)	28,000	1,461,320
Equity One, Inc.(a)	97,034	2,479,219
Extra Space Storage, Inc.	18,100	298,650
FelCor Lodging Trust, Inc.(a)	197,700	5,146,131
First Potomac Realty Trust(a)	56,100	1,306,569
Gramercy Capital Corp.	19,600	539,784
Highland Hospitality Corp.	149,150	2,863,680
Home Properties, Inc.(a)	10,400	540,072
IMPAC Mortgage Holdings, Inc.(a)	75,100	346,211
Inland Real Estate Corp.(a)	65,800	1,117,284
Innkeepers USA Trust	275,116	4,877,807
LaSalle Hotel Properties(a)	24,940	1,082,895
Lexington Corp. Properties Trust(a)	202,700	4,216,160
Liberty Property Trust(a)	11,370	499,484
LTC Properties, Inc.	40,400	919,100
Maguire Properties, Inc.	26,100	896,013
Medical Properties Trust, Inc.(a)	114,900	1,520,127
MFA Mortgage Investments, Inc.(a)	52,200	380,016
Mid-America Apartment Communities, Inc.(a)	10,371	544,270
Omega Healthcare Investors, Inc.	13,300	210,539
Parkway Properties, Inc.	52,400	2,516,772
Pennsylvania Real Estate Investment Trust(a)	93,800	4,158,154
Saul Centers, Inc.	41,800	1,895,630
Senior Housing Properties Trust(a)	95,400	1,941,390
Spirit Finance Corp.	218,000	3,174,080
Sunstone Hotel Investors, Inc.(a)	100,500	2,853,195
Winston Hotels, Inc.*	48,200	723,000

		67,588,911

Restaurants — 0.7%
Applebee’s International, Inc.	37,899	913,366
Bob Evans Farms, Inc.	3,400	125,290
Brinker International, Inc.	42,211	1,235,516
Domino’s Pizza, Inc.(a)	81,000	1,479,870
Jack in the Box, Inc.*(a)	50,900	3,610,846
Papa John’s International, Inc.*(a)	13,800	396,888

		7,761,776

Retail — 0.5%
Dillard’s, Inc. (Class A Stock) Inc.	74,598	2,680,306
Ethan Allen Interiors, Inc.(a)	77,966	2,670,336

		5,350,642

Retail & Merchandising — 2.9%
Bebe Stores, Inc.(a)	83,859	1,342,583
Bon-Ton Stores, Inc.(a)	20,800	833,248
Cash America International, Inc.	86,800	3,441,620
Charming Shoppes, Inc.*	124,500	1,348,335
Dress Barn, Inc.*(a)	25,200	517,104
Lithia Motors, Inc. (Class A Stock)(a)	41,860	1,060,732
Men’s Wearhouse, Inc. (The)	58,685	2,997,043
Movado Group, Inc.	18,600	627,564
Oxford Industries, Inc.	3,900	172,926
Pacific Sunwear of California*(a)	107,730	2,370,060
Pantry, Inc. (The)*(a)	59,061	2,722,712
Payless Shoesource, Inc.*(a)	59,900	1,889,845
PC Connection, Inc.*	29,800	394,552
Penske Automotive Group, Inc.	86,000	1,830,940
Perry Ellis International, Inc.*	51,750	1,664,798
RC2 Corp.*(a)	28,800	1,152,288
Rent-A-Center, Inc.*(a)	85,000	2,229,550
Retail Ventures, Inc.*(a)	41,300	666,169
Shoe Carnival, Inc.*	11,400	313,386
Stage Stores, Inc.(a)	78,500	1,645,360
Tween Brands, Inc.*	5,100	227,460
Vector Group Ltd.(a)	106,950	2,409,583
West Marine, Inc.*	78,030	1,073,693

		32,931,551

Semiconductors — 2.5%
Actel Corp.*	22,300	310,193
AMIS Holdings, Inc.*	45,400	568,408
Amkor Technology, Inc.*	81,300	1,280,475
Applied Micro Circuits Corp.*	75,600	189,000
Asyst Technologies, Inc.*(a)	88,300	638,409
Axcelis Technologies, Inc.*(a)	75,900	492,591
Brooks Automation, Inc.*	75,600	1,372,140
Cirrus Logic, Inc.*	54,100	449,030
Cohu, Inc.	25,100	558,475
Credence Systems Corp.*	46,300	166,680
DSP Group, Inc.*	21,500	440,105
Eagle Test Systems, Inc.*	14,800	237,688
Emulex Corp.*	247,703	5,409,834
Entegris, Inc.*	204,821	2,433,273
Exar Corp.*(a)	75,462	1,011,191
Fairchild Semiconductor International, Inc.	75,620	1,460,978
Kulicke & Soffa Industries, Inc.*(a)	183,691	1,923,245
Lattice Semiconductor Corp.*	50,200	287,144
Mattson Technology, Inc.*	21,000	203,700
MKS Instruments, Inc.*(a)	42,100	1,166,170
MRV Communications, Inc.*	30,200	98,150
Omnivision Technologies, Inc.*(a)	44,700	809,517

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Semiconductors (cont’d.)
ON Semiconductor Corp.*(a)	62,500	$670,000
Photronics, Inc.*	30,700	456,816
Richardson Electronics Ltd.	78,331	724,562
Silcon Storage Technology, Inc.*	30,400	113,392
Skyworks Solutions, Inc.*	51,300	377,055
Standard Microsystems Corp.*(a)	23,900	820,726
Verigy Ltd.*	55,600	1,590,716
Zoran Corp.*(a)	118,400	2,372,736

		28,632,399

Semiconductors & Semiconductor Equipment
Cabot Microelectronics Corp.*(a)	2,400	85,176

Software — 0.5%
CSG Systems International, Inc.*	32,500	861,575
Digi International, Inc.*	80,310	1,183,769
EPIQ System, Inc.*(a)	62,390	1,008,222
Fair Isaac Corp.	47,900	1,921,748
McAfee, Inc.*	33,118	1,165,754

		6,141,068

Specialty Chemicals — 0.4%
CF Industries Holdings, Inc.	74,400	4,455,816

Specialty Retail — 0.2%
Buckle, Inc. (The)	27,050	1,065,770
Cato Corp. (Class A Stock)	45,317	994,255
Deb Shops, Inc.	28,290	782,218

		2,842,243

Technology – Computer Hardware
Ditech Networks, Inc.*	26,200	214,578

Technology – Internet — 0.3%
Ariba, Inc.*(a)	35,100	347,841
Avocent Corp.*	117,940	3,421,439

		3,769,280

Telecommunications — 3.1%
Aeroflex, Inc.*	227,900	3,229,343
Alaska Communications Systems Group, Inc.	121,200	1,919,808
Atlantic Tele-Network, Inc.	10,800	309,312
Authorize. Net Holdings, Inc.*	26,000	465,140
Centennial Communications Corp.*	36,500	346,385
Cincinnati Bell, Inc.*(a)	737,300	4,261,594
CommScope, Inc.*(a)	50,400	2,940,840
CT Communications, Inc.	77,100	2,352,321
Dobson Communications Corp. (Class A Stock)*(a)	95,300	1,058,783
Finisar Corp.*(a)	53,200	201,096
Foundry Networks, Inc.*(a)	130,180	2,168,799
General Communication, Inc. (Class A Stock)*	36,000	461,160
Iowa Telecommunications Services, Inc.	134,950	3,067,413
Mastec, Inc.*	46,200	730,884
Newport Corp.*(a)	51,300	794,124
North Pittsburgh Systems, Inc.	17,000	361,250
Plantronics, Inc.	124,676	3,269,005
Polycom, Inc.*(a)	19,800	665,280
Powerwave Technologies, Inc.*(a)	251,053	1,682,055
Premiere Global Services, Inc.*	251,200	3,270,624
RF Micro Devices, Inc.*(a)	45,800	285,792
Surewest Communications	11,800	321,432
Sycamore Networks, Inc.*	57,000	229,140
UTStarcom, Inc.*(a)	36,100	202,521

		34,594,101

Textiles, Apparel & Luxury Goods — 0.1%
Timberland Co. (Class A Stock)*	44,585	1,123,096

Thrifts & Mortgage Finance — 0.4%
Downey Financial Corp.(a)	22,500	1,484,550
PMI Group, Inc. (The)	64,530	2,882,555
Triad Guaranty, Inc.*(a)	7,000	279,510

		4,646,615

Transportation — 1.7%
ABX Air, Inc.*	238,350	1,921,101
Arkansas Best Corp.(a)	6,200	241,614
Atlas Air Worldwide Holdings, Inc.*	31,200	1,838,928
Bristow Group, Inc.*(a)	17,000	842,350
Eagle Bulk Shipping, Inc.	49,400	1,107,054
GATX Corp.	40,300	1,984,775
Genco Shipping & Trading Ltd.(a)	30,600	1,262,556
Gulfmark Offshore, Inc.*(a)	109,900	5,629,078
Kansas City Southern*(a)	52,687	1,977,870
Knightsbridge Tankers Ltd. (Bermuda)(a)	29,800	909,198
TBS International Ltd. (Bermuda)*	48,500	1,377,400

		19,091,924

Utilities — 4.9%
AGL Resources, Inc.	63,251	2,560,401
Allete, Inc.(a)	37,700	1,773,785
American States Water Co.	12,100	430,397
Atlas America, Inc.	43,846	2,355,846
Atmos Energy Corp.(a)	61,779	1,857,077
Avista Corp.	138,100	2,976,055
Black Hills Corp.	9,500	377,625
CH Energy Group, Inc.	19,800	890,406
Cleco Corp.	55,900	1,369,550
El Paso Electric Co.*	89,300	2,193,208
EMCOR Group, Inc.*	28,180	2,054,322
Goodman Global, Inc.*	56,810	1,262,318
Idacorp, Inc.(a)	132,584	4,247,991
Integrys Energy Group, Inc.	34,100	1,729,893
New Jersey Resources Corp.(a)	71,346	3,640,073
PNM Resources, Inc.(a)	75,200	2,089,808
South Jersey Industries, Inc.	33,100	1,171,078
Southwest Gas Corp.	90,400	3,056,424
Swift Energy Co.*(a)	93,079	3,980,058
UIL Holdings Corp.	26,900	890,390
Unisource Energy Corp.	105,800	3,479,762

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Utilities (cont’d.)
W-H Energy Services, Inc.*	46,216	$2,861,233
Westar Energy, Inc.(a)	245,855	5,969,359
WGL Holdings, Inc.(a)	43,139	1,408,057
Wisconsin Energy Corp.	18,806	831,789

		55,456,905

TOTAL COMMON STOCKS
(cost $947,104,902)		1,086,011,636

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Note(k) (cost $1,166,793)
4.25%	11/30/07	$1,170	1,166,893

TOTAL LONG-TERM INVESTMENTS
(cost $948,271,695)			1,087,178,529

		Shares

SHORT-TERM INVESTMENT — 30.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $340,403,225; includes $322,098,218 of cash collateral for securities on loan)(b)(w) (Note 4)		340,403,225	340,403,225

TOTAL INVESTMENTS — 125.6%
(cost $1,288,674,920; Note 6)			1,427,581,754
Liabilities in excess of other assets(x) — (25.6)%			(290,682,258)

NET ASSETS — 100.0%			$1,136,899,496

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $306,645,208; cash collateral of $322,098,218 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contract as follows:

Futures contract open at June 30, 2007:
Number			Value at	Value at
of		Expiration	Trade	June 30,	Unrealized
Contract	Type	Date	Date	2007	Depreciation

Long Position:
	Russell
63	2000	Sept 07	$26,909,700	$26,526,150	$(383,550)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (28.3% represents investments purchased with collateral from securities on loan)	30.0%
Financial – Bank & Trust	9.1
Insurance	6.1
Real Estate Investment Trust	5.9
Utilities	4.9
Industrial Products	3.4
Electronic Components & Equipment	3.3
Telecommunications	3.1
Computer Services & Software	3.0
Financial Services	3.0
Retail & Merchandising	2.9
Oil & Gas	2.9
Consumer Products & Services	2.6
Semiconductors	2.5
Aerospace	2.3
Food	2.2
Chemicals	2.2
Healthcare Services	2.2
Automotive Parts	1.9
Machinery & Equipment	1.8
Transportation	1.7
Metals & Mining	1.4
Medical Supplies & Equipment	1.3
Clothing & Apparel	1.2
Business Services	1.0
Building Materials	1.0
Pharmaceuticals	0.8
Airlines	0.7
Commercial Banks	0.7
Restaurants	0.7
Machinery	0.7
Office Equipment	0.7
Containers & Packaging	0.6
Paper & Forest Products	0.6
Electric Utilities	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Industry (cont’d.)

Software	0.5%
Banks	0.5
Equipment Services	0.5
Food Products	0.5
IT Services	0.5
Leisure Equipment & Products	0.5
Personal Services	0.5
Retail	0.5
Commercial Services	0.5
Food & Staples Retailing	0.4
Broadcasting	0.4
Diversified Financial Services	0.4
Thrifts & Mortgage Finance	0.4
Computer Hardware	0.4
Farming & Agriculture	0.4
Specialty Chemicals	0.4
Communications Equipment	0.4
Apartment/Residential	0.4
Media	0.4
Exchange Traded Funds	0.4
Printing & Publishing	0.3
Financial – Brokerage	0.3
Environmental Services	0.3
Medical Products	0.3
Technology – Internet	0.3
Internet Services	0.3
Hotels, Restaurants & Leisure	0.3
Oil, Gas & Consumable Fuels	0.3
Energy Equipment & Services	0.3
Construction	0.3
Household Products	0.3
Gas Distribution	0.3
Healthcare Products	0.3
Energy – Energy Resources	0.2
Specialty Retail	0.2
Metals/Mining Excluding Steel	0.2
Distribution/Wholesale	0.2
Electronics	0.2
Cable Television	0.2
Electronic Equipment & Instruments	0.2
Computers – Networking	0.2
Healthcare – Medical Providers	0.2
Furniture	0.2
Commercial Services & Supplies	0.1
Consumer Cyclicals – Motor Vehicle	0.1
Biotechnology	0.1
Automotive Components	0.1
Marine	0.1
Conglomerates	0.1
U.S. Treasury Obligation	0.1
Textiles, Apparel & Luxury Goods	0.1
Apparel & Textile	0.1
Diversified Consumer Services	0.1
Apparel/Shoes	0.1
Consumer Cyclicals – Leisure & Entertainment	0.1
Healthcare Equipment & Services	0.1
Household Durables	0.1
Capital Markets	0.1
Manufacturing	0.1
Electrical Equipment	0.1
Drugs & Medicine	0.1

125.6
Liabilities in excess of other assets	(25.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $306,645,208:
Unaffiliated investments (cost $948,271,695)	$1,087,178,529
Affiliated investments (cost $340,403,225)	340,403,225
Receivable for investments sold	59,232,536
Dividends and interest receivable	1,907,534
Prepaid expenses	8,030

Total Assets	1,488,729,854

LIABILITIES:
Payable to broker for collateral for securities on loan	322,098,218
Payable for fund share repurchased	16,292,010
Payable to custodian	11,625,080
Payable for investments purchased	727,870
Advisory fees payable	470,198
Accrued expenses and other liabilities	444,798
Due to broker-variation margin	159,550
Shareholder servicing fees payable	12,634

Total Liabilities	351,830,358

NET ASSETS	$1,136,899,496

Net assets were comprised of:
Paid-in capital	$813,314,048
Retained earnings	323,585,448

Net assets, June 30, 2007	$1,136,899,496

Net asset value and redemption price per share, $1,136,899,496/62,148,935 outstanding shares of beneficial interest	$18.29

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $3,840 foreign withholding tax)	$8,204,227
Affiliated dividend income	828,418
Affiliated income from securities lending, net	552,552
Unaffiliated interest	18,748

9,603,945

EXPENSES
Advisory fees	5,158,995
Shareholder servicing fees and expenses	401,222
Custodian and accounting fees	109,000
Insurance expenses	13,000
Audit fee	12,000
Trustees’ fees	11,000
Transfer agent’s fees and expenses	9,000
Shareholders’ reports	4,000
Legal fees and expenses	4,000
Loan interest expense (Note 7)	1,489
Miscellaneous	6,538

Total expenses	5,730,244

NET INVESTMENT INCOME	3,873,701

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investment transactions	67,667,073
Futures transactions	497,950

68,165,023

Net change in unrealized appreciation (depreciation) on:
Investments	3,519,813
Futures	(204,475)

3,315,338

NET GAIN ON INVESTMENTS	71,480,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,354,062

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$3,873,701	$9,709,288
Net realized gain on investments	68,165,023	107,779,411
Net change in unrealized appreciation (depreciation) on investments	3,315,338	81,664,891

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	75,354,062	199,153,590

DISTRIBUTIONS	—	(57,808,921)

FUND SHARE TRANSACTIONS:
Fund share sold [4,147,766 and 12,768,265 shares, respectively]	73,254,893	203,052,040
Fund share issued in reinvestment of distributions [0 and 3,679,752 shares, respectively]	—	57,808,921
Fund share repurchased [7,762,881 and 21,662,297 shares, respectively]	(138,502,649)	(343,189,483)

DECREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	(65,247,756)	(82,328,522)

TOTAL INCREASE IN NET ASSETS	10,106,306	59,016,147
NET ASSETS:
Beginning of period	1,126,793,190	1,067,777,043

End of period	$1,136,899,496	$1,126,793,190

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 61.8%
		Value
	Shares	(Note 2)

Advertising — 0.3%
Aegis Group PLC (United Kingdom)	89,988	$246,626
Getty Images, Inc.*	1,900	90,839
Lamar Advertising Co.	12,000	753,120
Omnicom Group, Inc.	13,600	719,712
Publicis Groupe SA (France)	7,686	339,647
WPP Group PLC (United Kingdom)	11,139	166,600
WPP Group PLC, ADR (United Kingdom)(a)	400	29,900

		2,346,444

Aerospace — 1.3%
BBA Aviation PLC (United Kingdom)	27,763	150,699
Boeing Co.	27,000	2,596,320
British Airways PLC (United Kingdom)*	17,208	143,926
DRS Technologies, Inc.	620	35,507
Finmeccanica SpA (Italy)	9,402	288,865
General Dynamics Corp.	27,400	2,143,228
MTC Technologies, Inc.*	2,500	61,400
Raytheon Co.	17,500	943,075
Rockwell Collins, Inc.	11,600	819,424
Teledyne Technologies, Inc.*(a)	1,900	87,305
Triumph Group, Inc.	1,900	124,393
United Technologies Corp.	32,500	2,305,225

		9,699,367

Airlines — 0.2%
AMR Corp.*(a)	2,500	65,875
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	6,600	217,734
Republic Airways Holdings, Inc.*(a)	4,400	89,540
SkyWest, Inc.	2,500	59,575
Southwest Airlines Co.(a)	67,500	1,006,425

		1,439,149

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	10,307	668,209
Ford Motor Co.*(a)	97,800	921,276
Honda Motor Co. Ltd. (Japan)	10,700	391,066
Johnson Controls, Inc.	3,700	428,349
Navistar International Corp.*	2,500	165,000
Oshkosh Truck Corp.	3,300	207,636
Piaggio & Co., SpA (Italy)	33,995	168,929
Rolls Royce Group PLC (United Kingdom)*	28,550	307,412
Rolls Royce Group PLC (Class B Stock) (United Kingdom)	1,065,008	2,182
Toyota Motor Corp. (Japan)	13,900	880,569
Volvo AB (Class B Stock) (Sweden)	20,300	403,614

		4,544,242

Automotive Parts — 0.1%
Aisin Seiki Co. Ltd. (Japan)	5,900	217,072
Autoliv AB (Sweden)	5,150	292,939
Koito Manufacturing Co. Ltd. (Japan)	14,000	169,762

		679,773

Beverages — 1.2%
Anheuser-Busch Cos., Inc.	30,400	1,585,664
Boston Beer Co., Inc. (Class A Stock)*	2,500	98,375
Coca-Cola Co.	46,600	2,437,646
Coca-Cola Enterprises, Inc.	7,400	177,600
Compania Cervecerias Unidas SA, ADR (Chile)	3,800	140,106
Kirin Brewery Co. Ltd. (Japan)	11,000	164,654
Lion Nathan Ltd. (New Zealand)	20,498	161,096
PepsiCo, Inc.	46,400	3,009,040
Pernod Ricard SA (France)	3,240	715,440

		8,489,621

Building & Construction — 0.1%
Foster Wheeler Ltd.*	3,700	395,863
JS Group Corp. (Japan)	6,700	136,041
Wacker Chemie AG (Germany)	859	202,315

		734,219

Building Materials — 0.3%
Boral Ltd. (Australia)	26,485	196,922
Bouygues SA (France)	7,355	616,241
Cemex SA de CV (Mexico)*	39,092	143,616
Holcim Ltd. (Switzerland)	3,418	369,136
Masco Corp.	16,100	458,367
Sherwin-Williams Co. (The)	2,300	152,881
Universal Forest Products, Inc.(a)	1,200	50,712
USG Corp.*	1,900	93,176

		2,081,051

Business Services — 0.5%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	28,300	1,213,787
ChoicePoint, Inc.*	1,066	45,252
Corporate Executive Board Co. (The)	2,300	149,293
Fair Isaac Corp.	3,197	128,264
First Data Corp.	19,200	627,264
Informa Group PLC (United Kingdom)	15,759	175,610
Iron Mountain, Inc.*(a)	6,387	166,892
Manpower, Inc.	1,200	110,688
Navigant Consulting, Inc.*	1,900	35,264
Robert Half International, Inc.	6,000	219,000
Senomyx, Inc.*	6,800	91,800
TTM Technologies, Inc.*	7,500	97,500
Univar NV (Netherlands)	3,737	196,808
Wireless Facilities, Inc.*	21,200	35,616

		3,293,038

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Cable Television — 0.5%
Comcast Corp. (Class A Stock)*	67,650	$1,902,318
Liberty Global, Inc. (Class A Stock)*(a)	4,832	198,305
Rogers Communications, Inc. (Class B Stock) (Canada)	31,100	1,321,439

		3,422,062

Chemicals — 0.8%
Air Products & Chemicals, Inc.	9,500	763,515
Arch Chemicals, Inc.(a)	3,750	131,775
Avery Dennison Corp.	5,600	372,288
BASF AG (Germany)	3,728	489,651
Cabot Corp.	2,000	95,360
Dow Chemical Co.	16,800	742,896
DuPont, (E.I.) de Nemours & Co.(a)	18,159	923,204
Ecolab, Inc.(a)	6,900	294,630
Lyondell Chemical Co.	3,700	137,344
Mitsubishi Gas Chemical Co., Inc. (Japan)	31,000	283,752
Mosaic Co. (The)*	4,400	171,688
Praxair, Inc.	10,800	777,492
Sigma-Aldrich Corp.	3,000	128,010
Symyx Technologies, Inc.*	3,700	42,587
Tosoh Corp. (Japan)	33,000	183,594
Valspar Corp.	1,700	48,297

		5,586,083

Clothing & Apparel — 0.2%
Adidas-Salomon AG (Germany)	5,521	348,952
Anvil Holdings, Inc.*	126	1,381
Aoyama Trading Co. Ltd. (Japan)	2,400	73,876
Chico’s FAS, Inc.*	3,700	90,058
Coach, Inc.*	14,400	682,416
Lotte Shopping Co. Ltd., GDR (Korea), 144A*(g)	6,569	127,981
NIKE, Inc. (Class B Stock)	5,400	314,766
Quiksilver, Inc.*	3,700	52,281

		1,691,711

Commercial Banks — 0.1%
Standard Chartered PLC (United Kingdom)	12,572	410,066

Commercial Services
Jackson Hewitt Tax Service, Inc.	3,100	87,141

Computer Hardware — 1.7%
Acer, Inc. (Taiwan)	60,260	122,845
Affiliated Computer Services, Inc. (Class A Stock)*	4,900	277,928
Apple, Inc.*	15,200	1,855,008
Dell, Inc.*	121,600	3,471,680
Hewlett-Packard Co.	77,000	3,435,740
Insight Enterprises, Inc.*	3,700	83,509
International Business Machines Corp.(a)	18,750	1,973,437
Network Appliance, Inc.*	20,900	610,280
Seagate Technology(a)	17,700	385,329

		12,215,756

Computer Services & Software — 3.2%
Activision, Inc.*	5,777	107,856
Autodesk, Inc.*	22,200	1,045,176
Automatic Data Processing, Inc.	26,700	1,294,149
Avid Technology, Inc.*(a)	3,700	130,795
CACI International, Inc. (Class A Stock)*(a)	600	29,310
Cadence Design Systems, Inc.*(a)	3,100	68,076
CDW Corp.*	1,200	101,964
Cisco Systems, Inc.*	116,400	3,241,740
Computer Sciences Corp.*	10,400	615,160
DST Systems, Inc.*(a)	2,500	198,025
Electronic Arts, Inc.*	6,900	326,508
Electronic Data Systems Corp.	29,800	826,354
EMC Corp.*	72,700	1,315,870
F5 Networks, Inc.*(a)	2,200	177,320
Factset Research Systems, Inc.(a)	1,400	95,690
Global Payments, Inc.	1,900	75,335
Henry, (Jack) & Associates, Inc.	1,900	48,925
Inforte Corp.*	9,300	38,781
Intuit, Inc.*	10,700	321,856
Logica CMG PLC (United Kingdom)	24,265	73,533
McAfee, Inc.*	21,800	767,360
Microsoft Corp.	262,900	7,747,663
NS Solutions Corp. (Japan)	5,000	144,975
Oracle Corp.*	55,300	1,089,963
Rackable Systems, Inc.*	1,900	23,484
Red Hat, Inc.*(a)	64,680	1,441,070
SRA International, Inc. (Class A Stock)*	2,500	63,150
Sun Microsystems, Inc.*	243,500	1,280,810
Taleo Corp. (Class A Stock)*	5,600	126,168
Tech Data Corp.*(a)	1,900	73,074
Websense, Inc.*	5,000	106,250
Western Union Co.	23,000	479,090

		23,475,480

Conglomerates — 1.2%
Altria Group, Inc.	41,500	2,910,810
Asahi Kasei Corp. (Japan)	24,000	157,888
DCC PLC (Ireland)	16,766	565,715
GKN PLC (United Kingdom)	30,712	244,482
Honeywell International, Inc.(a)	9,200	517,776
Hutchison Whampoa Ltd. (Hong Kong)	19,400	192,655
Jardine Cycle & Carriage Ltd. (Singapore)	12,000	123,077
Mitsui & Co. Ltd. (Japan)	21,000	418,721
Sumitomo Corp. (Japan)	17,100	312,487
Tyco International Ltd. (Bermuda)*	97,800	3,304,662

		8,748,273

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Construction — 0.4%
All Nippon Airways Co. Ltd. (Japan)	42,000	$159,984
D.R. Horton, Inc.(a)	22,300	444,439
Fluor Corp.	2,400	267,288
Grupo Acciona SA (Spain)	3,403	925,779
Insituform Technologies, Inc. (Class A Stock)*	3,100	67,611
McDermott International, Inc.*	8,000	664,960
Meritage Homes Corp.*(a)	1,000	26,750
Technip-Coflexip SA (France)	4,197	346,892
Toll Brothers, Inc.*(a)	3,100	77,438

		2,981,141

Consumer Products & Services — 2.3%
Avon Products, Inc.	29,700	1,091,475
Clorox Co.	15,000	931,500
Colgate-Palmolive Co.	12,100	784,685
Dollar Thrifty Automotive Group, Inc.*(a)	3,700	151,108
Fortune Brands, Inc.	5,000	411,850
Fossil, Inc.*(a)	2,500	73,725
Harvey Norman Holdings Ltd. (Australia)	64,378	288,727
Johnson & Johnson	82,646	5,092,646
Kimberly-Clark Corp.	8,900	595,321
L’Oreal SA (France)	3,434	405,901
Orkla ASA (Class A Stock) (Norway)	29,600	562,189
Pacific Brands Ltd. (Australia)	53,787	157,323
Procter & Gamble Co.	99,105	6,064,235

		16,610,685

Containers & Packaging
Smurfit-Stone Container Corp.*(a)	5,500	73,205

Distribution/Wholesale
Fastenal Co.	4,100	171,626
Pool Corp.(a)	3,212	125,364

		296,990

Diversified Manufacturing — 0.3%
3M Co.	24,500	2,126,355

Diversified Operations — 1.2%
General Electric Co.	223,600	8,559,408
Tomkins PLC (United Kingdom)	33,944	176,320

		8,735,728

Electric – Integrated
AEM SpA (Italy)	65,772	241,409

Electronic Components & Equipment — 0.7%
Advanced Energy Industries, Inc.*(a)	3,100	70,246
Alpine Electronics, Inc. (Japan)	6,100	93,587
AVX Corp.	5,000	83,700
Belden CDT, Inc.(a)	2,350	130,072
CyberOptics Corp.*	4,400	59,224
Duke Energy Corp.	29,100	532,530
Eastman Kodak Co.(a)	12,700	353,441
Fanuc Ltd. (Japan)	3,500	361,584
FLIR Systems, Inc.*(a)	3,700	171,125
Gentex Corp.	3,700	72,853
Harman International Industries, Inc.	3,300	385,440
Mitsubishi Electric Corp. (Japan)	30,000	278,254
Neopost SA (France)	1,423	208,212
Nikon Corp. (Japan)	16,000	447,025
Plexus Corp.*	3,100	71,269
Sony Corp. (Japan)	10,300	529,535
Star Micronics Co. Ltd. (Japan)	9,900	264,536
Tokyo Electron Ltd. (Japan)	4,500	331,858
TomTom NV (Netherlands)*	4,233	215,865
Venture Corp. Ltd. (Singapore)	10,000	102,564
Wacom Co. Ltd. (Japan)	54	120,171

		4,883,091

Entertainment & Leisure — 0.7%
Brunswick Corp.	3,900	127,257
Carnival Corp.	7,000	341,390
DreamWorks Animation SKG, Inc. (Class A Stock)*	2,500	72,100
Harley-Davidson, Inc.(a)	8,800	524,568
International Game Technology Group, Inc.	21,100	837,670
Las Vegas Sands Corp.*(a)	1,600	122,224
Marvel Entertainment, Inc.*	3,100	78,988
Mattel, Inc.(a)	9,100	230,139
Progressive Gaming International*(g)	300	1,761
Shuffle Master, Inc.*(a)	1,900	31,540
Starwood Hotels & Resorts Worldwide, Inc.	2,100	140,847
Station Casinos, Inc.	1,700	147,560
Time Warner, Inc.	42,900	902,616
Walt Disney Co. (The)	49,200	1,679,688
Winnebago Industries, Inc.(a)	1,400	41,328
Wynn Resorts Ltd.(a)	1,500	134,535

		5,414,211

Environmental Services — 0.2%
Allied Waste Industries, Inc.*	51,300	690,498
Republic Services, Inc.	24,450	749,148
Waste Connections, Inc.*(a)	1,850	55,944

		1,495,590

Farming & Agriculture — 0.2%
Bunge Ltd. (Bermuda)(a)	2,500	211,250
Monsanto Co.	15,200	1,026,608

		1,237,858

Financial – Bank & Trust — 4.4%
Allied Irish Banks PLC (Ireland)	14,534	397,024
Australia & New Zealand Banking Group Ltd. (Australia)	25,303	621,892
Australia & New Zealand Banking Group Ltd., ADR (Australia)	900	110,817
Babcock & Brown Ltd. (Australia)	17,782	483,626

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Financial – Bank & Trust (cont’d.)
Banca Intesa SpA (Italy)	81,327	$606,353
Banco Popolare di Verona e Novara Scrl (Italy)	17,218	495,061
Banco Santander Central Hispano SA (Spain)	22,345	410,745
Bank of America Corp.	79,876	3,905,138
Bank of Ireland (Ireland)	14,591	294,745
Bank of Yokohama Ltd. (Japan)	40,000	280,690
BankAtlantic Bancorp, Inc. (Class A Stock)	8,700	74,907
Barclays PLC (United Kingdom)	60,753	845,251
BNP Paribas SA (France)	6,470	768,530
Bradford & Bingley PLC (United Kingdom)	24,307	191,411
City National Corp.	600	45,654
Close Brothers Group PLC (United Kingdom)	9,243	158,776
Commerce Bancshares, Inc.	2,729	123,624
Danske Bank SA (Denmark)	10,900	445,725
DBS Groupo Holdings Ltd. (Singapore)	34,908	519,943
East West Bancorp, Inc.(a)	3,100	120,528
First Horizon National Corp.(a)	23,600	920,400
Foreningssparbanken NB (Sweden)	7,900	285,391
Fortis Bank (Belgium)	7,994	339,139
Freddie Mac	7,200	437,040
HBOS PLC (United Kingdom)	19,283	379,283
JCG Holdings Ltd. (Hong Kong)	178,000	134,993
KBC Bankverzekerings Holding (Belgium)	2,578	347,433
Macquarie Bank Ltd. (Australia)	6,590	474,897
Marshall & Ilsley Corp.	6,600	314,358
Milano Assicurazioni SpA (Italy)	23,451	194,554
Nippon Mining Holdings, Inc. (Japan)	19,500	187,200
Nordea Bank AB (Sweden)	33,631	525,279
Northern Trust Corp.	10,100	648,824
Popular, Inc.(a)	6,200	99,634
Resona Holdings, Inc. (Japan)	90	215,635
Royal Bank of Scotland Group PLC (United Kingdom)	106,505	1,347,660
Sovereign Bancorp, Inc.(a)	10,900	230,426
State Street Corp.	18,400	1,258,560
Sumitomo Trust & Banking Co. Ltd. (Japan)	83,000	792,081
Suncorp-Metway Ltd. (Australia)	24,799	424,067
SunTrust Banks, Inc.	28,100	2,409,294
Svenska Handlesbanken AB (Class A Stock) (Sweden)	13,853	387,378
Synovus Financial Corp.	27,400	841,180
TCF Financial Corp.(a)	1,200	33,360
U.S. Bancorp	66,400	2,187,880
UCBH Holdings, Inc.	6,800	124,236
Wachovia Corp.	30,900	1,583,625
Wells Fargo & Co.	107,400	3,777,258
Westamerica Bancorp(a)	600	26,544
Wilmington Trust Corp.	3,100	128,681

		31,956,730

Financial – Brokerage — 0.2%
Lazard Ltd. (Class A Stock)	8,000	362,800
Legg Mason, Inc.	6,700	659,146
NYSE Euronext, Inc.	1,600	117,792
TD Ameritrade Holding Corp.*	6,200	124,000
TradeStation Group, Inc.*	6,900	80,385

		1,344,123

Financial Services — 5.0%
Affiliated Managers Group, Inc.*(a)	3,200	412,032
AMBAC Financial Group, Inc.	5,400	470,826
American Express Co.	30,600	1,872,108
Ameriprise Financial, Inc.	19,900	1,265,043
Bear Stearns Cos., Inc. (The)(a)	5,200	728,000
Block, (H&R), Inc.	31,700	740,829
Capital One Financial Corp.	13,700	1,074,628
CBOT Holdings, Inc.*	800	165,280
Chicago Mercantile Exchange Holdings, Inc.(a)	2,370	1,266,433
Citigroup, Inc.	165,741	8,500,856
Countrywide Financial Corp.(a)	47,400	1,722,990
Eaton Vance Corp.	3,100	136,958
Franklin Resources, Inc.	4,300	569,621
Global Cash Access Holdings, Inc.*(a)	1,900	30,438
Goldman Sachs Group, Inc.	10,100	2,189,175
Grupo Financiero Banorte SA de C.V. (Mexico)	58,484	267,857
Heartland Payment Systems, Inc.(a)	1,900	55,727
Hypo Real Estate Holding AG (Germany)	4,549	294,926
IndyMac Bancorp, Inc.(a)	2,500	72,925
Interactive Brokers Group, Inc.*	15,600	423,228
IntercontinentalExchange, Inc.*(a)	5,300	783,605
Investors Financial Services Corp.	2,700	166,509
JPMorgan Chase & Co.	60,668	2,939,365
Lehman Brothers Holdings, Inc.	12,400	924,048
MasterCard, Inc.	600	99,522
Merrill Lynch & Co., Inc.	21,000	1,755,180
Mitsubishi Tokyo Financial Group, Inc. (Japan)	30	331,370
Moody’s Corp.(a)	8,300	516,260
Morgan Stanley	32,300	2,709,324
PNC Financial Services Group, Inc.	12,017	860,177
Schwab, (Charles) Corp.	21,500	441,180
SLM Corp.	6,200	356,996
Societe Generale (France)	3,159	585,294
Stifel Financial Corp.*	2,100	123,669
UBS AG (Switzerland)	10,943	654,439
Washington Mutual, Inc.(a)	14,100	601,224

		36,108,042

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Food — 1.1%
Archer-Daniels-Midland Co.	12,600	$416,934
Associated British Foods PLC (United Kingdom)	22,358	396,827
General Mills, Inc.	13,700	800,354
Goodman Fielder Ltd. (Australia)	77,100	158,838
Kesko Oyj (Class B Stock) (Finland)	12,245	812,381
Kraft Foods, Inc. (Class A Stock)	54,085	1,906,496
Kroger Co. (The)	8,700	244,731
Nestle SA (Switzerland)	2,183	829,482
Performance Food Group Co.*(a)	1,900	61,731
Seven and I Holdings Co. Ltd. (Japan)	9,104	260,273
Sysco Corp.	25,100	828,049
Tesco PLC (United Kingdom)	78,871	659,890
Tootsie Roll Industries, Inc.	1,029	28,514
Unilever PLC (United Kingdom)	8,286	267,554
United Natural Foods, Inc.*	2,500	66,450
Whole Foods Market, Inc.	1,100	42,130

		7,780,634

Gaming/Lodging
Hilton Hotels Corp.	7,000	234,290

Healthcare Services — 0.9%
Advisory Board Co. (The)*(a)	1,900	105,564
Community Health Systems, Inc.*	2,500	101,125
DaVita, Inc.*	1,750	94,290
Edwards Lifesciences Corp.*	1,600	78,944
Fresenius AG (Germany)	4,862	370,301
Humana, Inc.*	6,400	389,824
Laboratory Corp. of America Holdings*(a)	11,300	884,338
LifePoint Hospitals, Inc.*	1,200	46,416
Manor Care, Inc.	5,000	326,450
Medco Health Solutions, Inc.*	6,100	475,739
Omnicare, Inc.	2,500	90,150
Symbion, Inc.*	2,700	58,617
Triad Hospitals, Inc.*	778	41,825
UnitedHealth Group, Inc.	27,600	1,411,464
WellPoint, Inc.*	25,000	1,995,750

		6,470,797

Hotels & Motels — 0.3%
Marriott International, Inc. (Class A Stock)	28,800	1,245,312
MGM Mirage*	11,900	981,512

		2,226,824

Industrial Products — 0.7%
Actuant Corp. (Class A Stock)(a)	3,700	233,322
Dover Corp.	14,700	751,905
Harsco Corp.	3,500	182,000
Hoya Corp. (Japan)	3,800	126,229
Illinois Tool Works, Inc.	28,300	1,533,577
Ingersoll-Rand Co. Ltd. (Class A Stock)	23,600	1,293,752
Mohawk Industries, Inc.*	1,000	100,790
Nichias Corp. (Japan)	18,000	191,367
Nucor Corp.	4,700	275,655
Precision Castparts Corp.	3,200	388,352
Steel Dynamics, Inc.	5,000	209,550

		5,286,499

Insurance — 3.0%
Aetna, Inc.	28,100	1,388,140
Allianz SE (Germany)	1,925	451,480
American International Group, Inc.	85,430	5,982,663
Aon Corp.(a)	31,100	1,325,171
Assurant, Inc.	2,100	123,732
Aviva PLC (United Kingdom)	32,929	488,822
AXA SA (France)	24,305	1,044,767
Axis Capital Holdings Ltd.	9,500	386,175
Gallagher, (Arthur J.) & Co.	2,500	69,700
Genworth Financial, Inc.	51,800	1,781,920
Hartford Financial Services Group, Inc. (The)	10,600	1,044,206
Infinity Property & Casualty Corp.	1,900	96,387
Loews Corp.	13,500	688,230
Markel Corp.*	400	193,824
Marsh & McLennan Cos., Inc.(a)	5,900	182,192
Mercury General Corp.	1,000	55,110
MetLife, Inc.	48,700	3,140,176
Ohio Casualty Corp.(a)	1,200	51,972
PMI Group, Inc. (The)	2,100	93,807
ProAssurance Corp.*(a)	600	33,402
Progressive Corp. (The)	26,700	638,931
Protective Life Corp.	2,500	119,525
QBE Insurance Group Ltd. (Australia)	16,207	428,698
Radian Group, Inc.	1,200	64,800
Selective Insurance Group, Inc.	1,200	32,256
StanCorp Financial Group, Inc.	2,500	131,200
Swiss Life Holdings (Switzerland)	1,644	433,437
T&D Holdings, Inc. (Japan)	4,650	314,595
Travelers Cos., Inc. (The)	10,299	550,996
Triad Guaranty, Inc.*(a)	1,900	75,867
Unipol SpA (Italy)	67,681	243,614
Willis Group Holdings Ltd.	5,500	242,330
XL Capital Ltd. (Class A Stock)(a)	2,500	210,725

		22,108,850

Internet Services — 1.4%
Amazon.com, Inc.*(a)	24,800	1,696,568
Blue Coat Systems, Inc.*	2,500	123,800
CyberSource Corp.*(a)	10,600	127,836
eBay, Inc.*	28,200	907,476
Expedia, Inc.*(a)	4,000	117,160
Google, Inc. (Class A Stock)*	7,200	3,768,336
Juniper Networks, Inc.*	67,700	1,704,009
Monster Worldwide, Inc.*(a)	23,400	961,740
NAVTEQ Corp.*(a)	11,200	474,208
Yahoo!, Inc.*	23,400	634,842

		10,515,975

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Lodging — 0.1%
Accor SA (France)	5,289	$467,552

Machinery & Equipment — 1.1%
Boart Longyear Group (Australia)*	81,630	154,330
Briggs & Stratton Corp.	1,800	56,808
Caterpillar, Inc.	23,100	1,808,730
Danaher Corp.	35,900	2,710,450
Deere & Co.	2,400	289,776
Grant Prideco, Inc.*	22,500	1,211,175
Joy Global, Inc.	5,100	297,483
Nordson Corp.	1,400	70,224
NSK Ltd. (Japan)	22,000	227,996
Thermo Fisher Scientific, Inc.*	15,500	801,660
ThyssenKrup AG (Germany)	6,889	410,315

		8,038,947

Media — 0.5%
Cablevision Systems New York Corp. (Class A Stock)*	13,500	488,565
Cox Radio, Inc. (Class A Stock)*(a)	5,000	71,200
Discovery Holding Co. (Class A Stock)*	5,352	123,042
E.W. Scripps Co. (Class A Stock)	12,500	571,125
Liberty Media Holding Corp. (Class A Stock)*	3,755	441,888
Meredith Corp.	3,700	227,920
News Corp. (Class A Stock)	47,100	998,991
Radio One, Inc. (Class D Stock)*	6,200	43,772
SanomaWSOY Oyj (Finland)	8,253	260,792
Sirius Satellite Radio, Inc.*(a)	27,400	82,748
Viacom, Inc. (Class B Stock)*	6,150	256,025

		3,566,068

Medical Supplies & Equipment — 1.6%
Abbott Laboratories	28,300	1,515,465
Alcon, Inc. (Switzerland)(a)	4,200	566,622
Amgen, Inc.*	29,100	1,608,939
Aspect Medical Systems, Inc.*	3,100	46,376
Bard (C.R.), Inc.	5,600	462,728
Baxter International, Inc.	7,500	422,550
Becton, Dickinson & Co.	11,900	886,550
Boston Scientific Corp.*	26,500	406,510
Charles River Laboratories International, Inc.*	1,600	82,592
Computer Programs and Systems, Inc.	4,400	136,312
Covidien Ltd. (Bermuda)*	6,100	262,910
Cytyc Corp.*	4,300	185,373
DENTSPLY International, Inc.	3,100	118,606
Digene Corp.*	1,900	114,095
Elekta AB (Class B Stock) (Sweden)	15,485	267,915
Genzyme Corp.*	2,600	167,440
Invitrogen Corp.*	1,562	115,198
Martek Biosciences Corp.*	1,900	49,343
Medtronic, Inc.	44,200	2,292,212
Merit Medical Systems, Inc.*	6,200	74,152
Respironics, Inc.*(a)	1,100	46,849
St. Jude Medical, Inc.*	26,900	1,116,081
STERIS Corp.(a)	4,300	131,580
Techne Corp.*	1,000	57,210
Terumo Corp. (Japan)	4,900	189,433
Thoratec Corp.*(a)	3,100	57,009
Zimmer Holdings, Inc.*(a)	900	76,401

		11,456,451

Metals & Mining — 1.1%
Alcoa, Inc.	11,500	466,095
Allegheny Technologies, Inc.	3,900	409,032
Barrick Gold Corp. (Canada)	23,900	694,773
Consol Energy, Inc.	24,600	1,134,306
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	11,645	964,439
Nippon Steel Corp. (Japan)	66,000	465,283
Peabody Energy Corp.(a)	12,000	580,560
Rio Tinto Ltd. (Australia)	11,049	925,403
Rio Tinto PLC, ADR (United Kingdom)	3,100	948,972
SSAB Svenska Stal AB (Class A Stock) (Sweden)	32,976	1,347,556

		7,936,419

Office Equipment — 0.1%
Canon, Inc. (Japan)	10,550	619,505
Herman Miller, Inc.	3,100	97,960

		717,465

Oil & Gas — 6.1%
Anadarko Petroleum Corp.	6,512	338,559
Baker Hughes, Inc.	19,200	1,615,296
BJ Services Co.	19,500	554,580
BP PLC (United Kingdom)	20,627	248,190
BP PLC, ADR (United Kingdom)	10,400	750,256
Cameron International Corp.*	2,300	164,381
ChevronTexaco Corp.	56,422	4,752,989
China Petroleum & Chemical Corp. (China)	286,000	316,388
Comstock Resources, Inc.*(a)	5,000	149,850
ConocoPhillips	29,800	2,339,300
Devon Energy Corp.	7,500	587,175
Eni SpA (Italy)	15,227	552,092
EOG Resources, Inc.	8,300	606,398
Exxon Mobil Corp.	128,966	10,817,668
FMC Technologies, Inc.*	12,059	955,314
Forest Oil Corp.*(a)	2,500	105,650
GlobalSantaFe Corp.	2,100	151,725
Grey Wolf, Inc.*	9,300	76,632
Helmerich & Payne, Inc.	4,400	155,848
Hong Kong & China Gas Co. (Hong Kong)	159,000	335,114
Murphy Oil Corp.	18,300	1,087,752
Nabors Industries Ltd.*	6,700	223,646
National Fuel Gas Co.	5,000	216,550
Newfield Exploration Co.*	3,200	145,760
Occidental Petroleum Corp.	15,300	885,564

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Oil & Gas (cont’d.)
Patterson-UTI Energy, Inc.	3,700	$96,977
Petroleo Brasileiro SA, ADR (Brazil)	1,900	202,692
Pioneer Natural Resources Co.(a)	3,700	180,227
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	6,469	269,667
Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	11,378	948,356
Saipem SpA (Italy)	14,291	487,615
Schlumberger Ltd.	49,400	4,196,036
Smith International, Inc.(a)	600	35,184
Southwestern Energy Co.*(a)	2,900	129,050
Sunoco, Inc.	24,400	1,944,192
Tesoro Corp.	2,200	125,730
TGS NOPEC Geophysical Co. ASA (Norway)*	13,100	268,031
Total Fina SA, ADR (France)	17,400	1,409,052
Total SA (France)	12,599	1,021,505
Transocean, Inc. (Cayman Islands)*	15,839	1,678,617
Ultra Petroleum Corp.*	3,700	204,388
Valero Energy Corp.	10,900	805,074
WGL Holdings, Inc.(a)	3,700	120,768
Williams Cos., Inc.	54,200	1,713,804
XTO Energy, Inc.	10,533	633,033

		44,602,675

Paper & Forest Products — 0.2%
Bowater, Inc.	7,700	192,115
International Paper Co.(a)	22,300	870,815
Weyerhaeuser Co.	5,700	449,901

		1,512,831

Personal Services
Corinthian Colleges, Inc.*	3,700	60,273

Pharmaceuticals — 3.5%
Alkermes, Inc.*(a)	5,000	73,000
Allergan, Inc.	16,600	956,824
Barr Pharmaceuticals, Inc.*	11,500	577,645
Biogen Idec, Inc.*	13,200	706,200
Bristol-Meyers Squibb Co.	62,300	1,966,188
Cardinal Health, Inc.	22,000	1,554,080
Celesio AG (Germany)	4,834	314,125
Celgene Corp.*(a)	18,500	1,060,605
Cephalon, Inc.*(a)	3,628	291,655
CSL Ltd. (Australia)	7,172	535,079
Eisai Co. Ltd. (Japan)	4,800	209,738
Express Scripts, Inc.*(a)	4,600	230,046
Genentech, Inc.*	6,400	484,224
Gilead Sciences, Inc.*(a)	36,200	1,403,474
GlaxoSmithKline PLC (United Kingdom)	9,997	260,422
GlaxoSmithKline PLC, ADR (United Kingdom)	7,600	398,012
Kobayashi Pharmaceutical Co. Ltd. (Japan)	3,100	103,480
Lilly, (Eli) & Co.	32,300	1,804,924
Medicis Pharmaceutical Corp. (Class A Stock)	1,300	39,702
Merck & Co., Inc.	67,600	3,366,480
Neurocrine Biosciences, Inc.*(a)	2,500	28,075
Novartis AG (Switzerland)	17,795	999,022
Noven Pharmaceuticals, Inc.*	3,700	86,765
Pfizer, Inc.	108,285	2,768,847
Sanofi-Aventis SA (France)	9,862	796,724
Schering-Plough Corp.	54,000	1,643,760
Sepracor, Inc.*(a)	3,100	127,162
Takeda Chemical Industries Ltd. (Japan)	5,000	323,249
Wyeth	43,000	2,465,620

		25,575,127

Pipelines — 0.1%
Spectra Energy Corp.	33,900	880,044

Printing & Publishing — 0.1%
McGraw-Hill Cos., Inc.	7,700	524,216
Promotora de Informaciones SA (Spain)	14,569	319,642
Scholastic Corp.*(a)	1,900	68,286
Tribune Co.(a)	3,594	105,664

		1,017,808

Railroads — 0.3%
Canadian National Railway Co. (Canada)	14,000	713,020
Norfolk Southern Corp.	27,900	1,466,703
Union Pacific Corp.	900	103,635

		2,283,358

Real Estate — 0.3%
Atrium Co. Ltd. (Japan)	6,800	184,463
China Overseas Land & Investment Ltd. (Hong Kong)	244,000	380,704
Deutsche EuroShop AG (Germany)	3,103	220,485
Galileo Shopping America Trust (Australia)	194,623	198,827
Goldcrest Co. Ltd. (Japan)	3,100	158,871
Lennar Corp. (Class A Stock)(a)	15,000	548,400
Mirvac Group (Australia)	36,331	175,569
Persimmon PLC (United Kingdom)	8,843	204,489

		2,071,808

Real Estate Investment Trust — 0.8%
AMB Property Corp.	1,200	63,864
Boston Properties, Inc.(a)	7,600	776,188
Camden Property Trust(a)	2,500	167,425
Corporate Office Properties Trust	1,100	45,111
Duke-Weeks Realty Corp.(a)	3,100	110,577
EastGroup Properties, Inc.	1,800	78,876
Equity Residential Properties Trust	25,500	1,163,565
First Potomac Realty Trust	4,300	100,147
Host Marriott Corp.	5,600	129,472

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Real Estate Investment Trust (cont’d.)
Kite Realty Group Trust	5,600	$106,512
LaSalle Hotel Properties(a)	6,200	269,204
Pennsylvania Real Estate Investment Trust(a)	1,100	48,763
Potlatch Corp.	2,760	118,818
ProLogis	8,800	500,720
Regency Centers Corp.	3,100	218,550
Simon Property Group, Inc.	13,200	1,228,128
SL Green Realty Corp.(a)	2,218	274,788
Weingarten Realty, Inc.	4,300	176,730

		5,577,438

Restaurants — 0.1%
California Pizza Kitchen, Inc.*(a)	4,650	99,882
Chang’s China Bistro, (P.F.), Inc.*	900	31,680
Cheesecake Factory, Inc. (The)*	650	15,938
Sonic Corp.*	3,725	82,397
Starbucks Corp.*(a)	13,900	364,736

		594,633

Retail & Merchandising — 3.0%
A.C. Moore Arts & Crafts, Inc.*	4,400	86,284
American Eagle Outfitters, Inc.	2,500	64,150
Bed Bath & Beyond, Inc.*(a)	52,200	1,878,678
Best Buy Co., Inc.	7,925	369,860
CarMax, Inc.*(a)	3,700	94,350
Cost Plus, Inc.*	5,000	42,400
Costco Wholesale Corp.	12,000	702,240
CVS / Caremark Corp.	62,576	2,280,895
Dick’s Sporting Goods, Inc.*(a)	800	46,536
Dollar Tree Stores, Inc.*	1,200	52,260
Drugstore.com, Inc.*	24,900	66,981
DSG International PLC (United Kingdom)	50,247	159,262
Esprit Holdings Ltd. (Hong Kong)	19,200	243,585
Hibbett Sports, Inc.*(a)	4,400	120,472
Home Depot, Inc. (The)	62,400	2,455,440
Hot Topic, Inc.*(a)	3,100	33,697
Kohl’s Corp.*	44,900	3,189,247
Lowe’s Cos., Inc.	47,400	1,454,706
Office Depot, Inc.*	17,500	530,250
Pacific Sunwear of California, Inc.*(a)	3,100	68,200
PETsMART, Inc.(a)	2,500	81,125
Rite Aid Corp.*	16,800	107,184
Ross Stores, Inc.	19,600	603,680
Target Corp.	32,300	2,054,280
TJX Cos., Inc.(a)	31,700	871,750
Wal-Mart Stores, Inc.	66,100	3,180,071
Walgreen Co.	16,100	700,994
Williams-Sonoma, Inc.(a)	1,800	56,844

		21,595,421

Semiconductors — 1.6%
Advanced Micro Devices, Inc.*(a)	57,700	825,110
Analog Devices, Inc.	22,100	831,844
Applied Materials, Inc.(a)	70,600	1,402,822
ASML Holding NV (Netherlands)*	18,278	502,195
ASML Holding NV, ADR (Netherlands)*(a)	19,200	527,040
ATMI, Inc.*	2,500	75,000
Broadcom Corp. (Class A Stock)*	49,200	1,439,100
Cymer, Inc.*	1,200	48,240
Entegris, Inc.*	8,126	96,537
Hamamatsu Photonics K.K. (Japan)	9,800	308,028
Intel Corp.	105,500	2,506,680
Intersil Corp. (Class A Stock)	5,600	176,176
Marvell Technology Group Ltd.*(a)	101,400	1,846,494
Microchip Technology, Inc.	2,500	92,600
Omnivision Technologies, Inc.*(a)	4,400	79,684
Semtech Corp.*(a)	5,000	86,650
Tessera Technologies, Inc.*(a)	2,500	101,375
Varian Semiconductor Equipment Associates, Inc.*(a)	2,800	112,168
Xilinx, Inc.(a)	16,700	447,059
Zoran Corp.*(a)	5,512	110,460

		11,615,262

Telecommunications — 3.3%
Alcatel-Lucent (France)	31,500	441,000
America Movil SA de CV (Class L Stock), ADR (Mexico)	6,500	402,545
American Tower Corp. (Class A Stock)*	45,835	1,925,070
AT&T, Inc.	192,517	7,989,455
Corning, Inc.*	58,500	1,494,675
Crown Castle International Corp.*(a)	41,100	1,490,697
EchoStar Communications Corp. (Class A Stock)*	15,400	667,898
Inter-Tel, Inc.	5,000	119,650
KDDI Corp. (Japan)	61	452,329
Leap Wireless International, Inc.*(a)	600	50,700
Level 3 Communications, Inc.*	27,400	160,290
MetroPCS Communications, Inc.*	32,100	1,060,584
Motorola, Inc.	86,800	1,536,360
NII Holdings, Inc.*(a)	2,500	201,850
Nokia Corp. (Class A Stock), ADR (Norway)	4,700	132,117
Nokia Oyj (Finland)	28,061	788,101
NTELOS Holdings Corp.	5,000	138,200
Ordina NV (Netherlands)	10,346	214,780
Polycom, Inc.*(a)	3,100	104,160
QUALCOMM, Inc.	34,300	1,488,277
StarHub Ltd. (Singapore)*	120,345	253,151
Telefonica SA (Spain)	40,264	896,038
Telenor ASA (Norway)*	23,200	453,488
Telestra Corp. Ltd. (Australia)	63,396	246,700
Television Broadcasts Ltd. (Hong Kong)	27,000	189,917
Vodafone Group PLC, ADR (United Kingdom)	27,687	931,114

		23,829,146

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS
(Continued)
		Value
	Shares	(Note 2)

Transportation — 0.5%
Arriva PLC (United Kingdom)	11,781	$161,799
C.H. Robinson Worldwide, Inc.	4,500	236,340
Cargotec Corp. (Class B Stock) (Finland)	7,747	476,414
Expeditors International Washington, Inc.	23,000	949,900
General Maritime Corp.(a)	3,100	83,018
Nippon Yusen Kabushiki (Japan)	24,000	220,459
Old Dominion Freight Line, Inc.*(a)	4,600	138,690
Panalpina Welttransport Holding Co. (Switzerland)	1,968	415,186
United Parcel Service, Inc. (Class B Stock)(a)	10,700	781,100
UTi Worldwide, Inc. (British Virgin Islands)	5,900	158,061
Yusen Air & Sea Services, Co. (Japan)	6,200	132,938

		3,753,905

Utilities — 2.1%
AES Corp.*	64,400	1,409,072
Alliant Energy Corp.	4,400	170,940
Ameren Corp.(a)	6,800	333,268
Color Kinetics, Inc.*(a)	4,400	147,004
Constellation Energy Group, Inc.	7,700	671,209
Dynegy, Inc.*	86,300	814,672
E.ON AG (Germany)	8,752	1,469,534
Edison International	14,600	819,352
El Paso Electric Co.*(a)	1,900	46,664
Energy East Corp.	5,000	130,450
Entergy Corp.	11,500	1,234,525
Exelon Corp.(a)	27,300	1,981,980
Great Plains Energy, Inc.	5,000	145,600
Mirant Corp.*(a)	3,900	166,335
NRG Energy, Inc.*(a)	11,000	457,270
OGE Energy Corp.	5,600	205,240
PPL Corp.	23,600	1,104,244
Public Service Enterprise Group, Inc.	12,100	1,062,138
Reliant Energy, Inc.*	34,200	921,690
Sembcorp Industries Ltd. (Singapore)	122,911	457,679
Teco Energy, Inc.(a)	32,000	549,760
Tokyo Electric Power Co. (Japan)	11,900	382,733
United Utilities PLC (United Kingdom)	35,199	500,029

		15,181,388

TOTAL COMMON STOCKS
(cost $383,152,812)		449,406,522

		Principal
Interest	Maturity	Amount	Value
Rate	Date	(000)#	(Note 2)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.4%
Federal Home Loan Mortgage Corp.
4.457%(c)	09/01/32	$34	$33,536
4.50%	04/01/19-04/01/35	654	599,591
4.579%(c)	07/01/35	263	260,241
4.703%(c)	02/01/35	338	332,879
4.755%(c)	07/01/35	77	76,976
5.00%	12/01/08-08/01/35	1,801	1,712,800
5.049%(c)	11/01/35	177	173,630
5.068%(c)	03/01/36	246	240,735
5.134%(c)	01/01/36	611	604,663
5.347%(c)	02/01/37	1,075	1,062,862
5.36%(c)	04/01/37	2,325	2,307,305
5.388%(c)	01/01/36	83	81,991
5.406%(c)	02/01/37	281	278,463
5.465%(c)	02/01/37	890	882,821
5.50%	12/01/18-12/01/33	1,202	1,180,990
5.932%(c)	02/01/37	687	690,912
5.938%(c)	01/01/37	204	205,012
5.985%(c)	12/01/36	617	617,506
6.00%	08/01/09-12/01/33	1,082	1,075,664
6.014%(c)	11/01/36	314	315,104
6.046%(c)	10/01/36	289	288,580
6.13%(c)	10/01/36	293	293,084
6.222%(c)	08/01/36	596	599,271
7.00%	11/01/30-06/01/32	45	46,710
Federal National Mortgage Assoc.
4.50%	01/01/19-10/01/35	6,489	6,093,874
4.783%(c)	11/01/35	243	241,792
5.00%	03/01/18-03/01/36	8,837	8,370,686
5.00%	TBA	3,750	3,623,437
5.00%	TBA	1,550	1,455,062
5.321%(c)	12/01/35	150	148,114
5.349%(c)	12/01/35	185	182,820
5.50%	01/01/17-05/01/37	19,420	18,783,287
5.50%	TBA	4,813	4,740,955
5.50%	TBA	1,550	1,494,781
5.516%(c)	12/01/35	267	264,989
5.542%(c)	07/01/36	579	577,231
5.655%(c)	12/01/35	84	83,733
5.985%(c)	09/01/36	180	179,531
5.997%(c)	08/01/36	363	366,293
6.00%	TBA	2,865	2,877,534
6.00%	04/01/21-12/01/36	7,808	7,739,371
6.00%	TBA	250	247,305
6.047%(c)	12/01/36	270	271,743
6.50%	07/01/32-01/01/37	3,444	3,481,357
6.50%	TBA	5,400	5,450,625
7.00%	01/01/31-04/01/32	7	7,027
7.00%	TBA	300	307,969
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34	1,215	1,147,107
5.50%	10/20/32-05/20/34	358	347,912
5.50%	TBA	117	113,928
6.00%	05/15/26-01/20/33	45	44,831
6.50%	09/20/32-12/20/33	60	61,482

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES (Continued)
Government National Mortgage Assoc. (cont’d.)
7.00%	03/15/13-12/15/13		$156	$160,319
8.00%	12/15/16-07/15/23		23	25,052
8.50%	06/15/16-10/15/26		54	58,141
9.50%	03/15/19-01/15/20		3	2,769
12.00%	09/15/13		— (r)	69

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(cost $84,198,060)				82,912,452

U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bonds
4.75%	02/15/37		2,295	2,163,935
5.50%	08/15/28		4,320	4,481,663
6.25%	08/15/23		190	210,974
8.00%	11/15/21		2,000	2,558,906
U.S. Treasury Inflationary Bonds,
TIPS
2.00%	07/15/14		2,740	2,883,999
2.50%	07/15/16		1,245	1,259,948
4.25%	01/15/10		5,045	6,432,518
U.S. Treasury Notes
3.625%	06/30/07		8,295	8,295,000
3.875%	09/15/10		1,020	989,559
4.00%	11/15/12(a)		17,400	16,680,893
4.25%	11/30/07		12,805	12,770,990
4.25%	11/15/13(a)		1,395	1,343,014
4.875%	02/15/12(a)		5,050	5,043,688
5.00%	08/15/11		9,140	9,179,987
5.125%	05/15/16(a)		4,285	4,309,103
5.75%	08/15/10		2,565	2,627,922

TOTAL U.S. TREASURY OBLIGATIONS
(cost $81,683,174)				81,232,099

CORPORATE OBLIGATIONS — 8.4%
Advertising — 0.1%
Lamar Media Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3	400	379,000

Aerospace
United Technologies Corp.,
Sr. Unsub. Notes
5.40%	05/01/35	A2	80	72,951

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Unsub. Notes
5.805%(c)	08/03/09	Baa1	205	206,069
Ford Motor Credit Co.,
Sr. Notes
5.80%	01/12/09	B1	260	254,501
General Motors Corp.,
Notes(a)
7.20%	01/15/11	Caa1	500	480,625

				941,195

Automotive Parts — 0.1%
Goodyear Tire & Rubber Co.,
Sr. Notes, 144A
8.625%	12/01/11	Ba3	500	526,250
Tenneco Automotive, Inc.,
Gtd. Notes(a)
8.625%	11/15/14	B3	500	515,000

				1,041,250

Beverages
SABMiller PLC,
Notes, 144A(g) (United Kingdom)
6.20%	07/01/11	Baa1	210	213,548

Biotechnology
Genentech, Inc.,
Sr. Notes
4.75%	07/15/15	A1	165	154,203

Broadcasting — 0.1%
Cox Communications, Inc.,
Notes
7.125%	10/01/12	Baa3	90	95,083
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14	B2	25	26,625
Sinclair Broadcasting Group, Inc.,
Gtd. Notes
8.00%	03/15/12	B1	221	227,630

				349,338

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16	Baa1	230	227,411
Lafarge SA,
Unsec’d. Notes
6.15%	07/15/11	Baa2	155	157,587
Owens Corning, Inc.
Gtd. Notes
6.50%	12/01/16	Baa3	110	110,068

				495,066

Business Services
Affinity Group, Inc.,
Sr. Sub. Notes
9.00%	02/15/12	B3	50	53,250
Invensys PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom)
9.875%	03/15/11	B2	33	35,310

				88,560

Cable Television — 0.2%
AT&T Broadband Corp.,
Gtd. Notes
8.375%	03/15/13	Baa2	205	228,844
Charter Communications Operating LLC,
Sr. Notes, 144A
8.00%	04/30/12	B3	100	101,250
SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Cable Television — 0.2%
Comcast Corp.,
Gtd. Notes
5.875%	02/15/18	Baa2	$550	$532,684
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.25%	07/15/08	B2	400	403,000
EchoStar DBS Corp.,
Gtd. Notes
6.625%	10/01/14	Ba3	50	47,750
Rogers Cable, Inc.,
Gtd. Notes (Canada)
5.50%	03/15/14	Baa3	165	160,005
Time Warner Cable, Inc.,
Sr. Unsec’d. Notes
5.40%	07/02/12	Baa2	250	245,506

				1,719,039

Chemicals — 0.2%
Dow Chemical Co.,
Sr. Notes
6.125%	02/01/11	A3	115	116,600
DuPont, (E.I.) de Nemours & Co.,
Sr. Unsec’d. Notes
5.60%	12/15/36	A2	225	204,015
Hercules, Inc.,
Gtd. Notes
6.75%	10/15/29	Ba3	75	72,750
Huntsman International LLC,
Gtd. Notes
7.875%	11/15/14	B2	50	53,562
INVISTA,
Notes, 144A
9.25%	05/01/12	Ba3	400	423,000
Lyondell Chemical Co.,
Gtd. Notes
8.25%	09/15/16	B1	400	418,000

				1,287,927

Clothing & Apparel
Dyersburg Corp.,
Gtd. Notes, Series B(g)(i)
9.75%	09/01/07	NR	175	—

Computer Services & Software — 0.1%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.25%	02/22/11	A1	190	188,860
Oracle Corp.,
Unsec’d. Notes
5.00%	01/15/11	A2	225	221,759

				410,619

Construction
D.R. Horton, Inc.,
Sr. Unsub. Notes
6.50%	04/15/16	Baa3	165	157,866
Pulte Homes, Inc.,
Sr. Unsec’d. Notes
5.20%	02/15/15	Baa3	205	184,212

				342,078
Consumer Products & Services — 0.2%
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2	125	121,976
Idearc, Inc.,
Gtd. Notes, 144A
8.00%	11/15/16	B2	400	404,000
Jostens IH Corp.,
Gtd. Notes
7.625%	10/01/12	B1	50	49,750
McCormick & Co.,
Sr. Unsec’d. Notes
5.20%	12/15/15	A2	175	167,101
Procter & Gamble Co.,
Sr. Unsub. Notes
4.95%	08/15/14	Aa3	375	361,299

				1,104,126

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsub. Notes
7.875%	03/15/13	B1	50	50,000
BWAY Corp.,
Gtd. Notes
10.00%	10/15/10	B3	50	52,062
Graphic Packaging International Corp.,
Gtd. Notes
8.50%	08/15/11	B2	25	25,562
Sr. Unsec’d. Notes
9.50%	08/15/13	B3	25	25,969
Jefferson Smurfit Corp.,
Gtd. Notes
8.25%	10/01/12	B3	25	24,813
Owens Brockway Glass Containers, Inc.,
Gtd. Notes
8.75%	11/15/12	Ba2	50	52,250
8.875%	02/15/09	Ba2	150	152,625
Owens-Illinois, Inc.,
Sr. Notes
7.35%	05/15/08	Caa1	25	25,063
Sealed Air Corp.,
Sr. Notes, 144A(g)
5.375%	04/15/08	Baa3	145	144,209
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13	B1	25	24,438

				576,991

Distribution/Wholesale
3M Co.,
Notes, MTN(a)
5.70%	03/15/37	Aa1	205	197,330

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Diversified Operations — 0.2%
Bombardier, Inc.,
Notes, 144A(g)
6.30%	05/01/14	Ba2	$500	$475,000
Unsec’d. Notes, 144A (Canada)
6.75%	05/01/12	Ba2	200	197,000
Cooper US Inc.,
Gtd. Notes
6.10%	07/01/17	A3	270	273,403
Leucadia National Corp.,
Sr. Unsec’d. Notes
7.00%	08/15/13	Ba2	75	73,500

				1,018,903

Electric — 0.1%
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2	190	178,219
Orion Power Holdings, Inc.,
Sr. Unsec’d. Notes
12.00%	05/01/10	B2	75	84,750
Pacific Gas & Electric Co.,
Unsec’d. Notes
4.80%	03/01/14	Baa1	115	108,686
Sierra Pacific Resources,
Sr. Unsec’d. Notes(g)
7.803%	06/15/12	B1	100	105,152
Southern California Edison Co.,
First Mortgage
4.65%	04/01/15	A2	135	125,219
Virginia Electric & Power Co.,
Notes
4.50%	12/15/10	Baa1	210	203,211

				805,237

Electronic Components & Equipment
Conexant Systems, Inc.,
Sec’d. Notes
9.11%(c)	11/15/10	B1	50	51,375
STATS ChipPAC Ltd.,
Gtd. Notes
6.75%	11/15/11	Ba1	25	25,188

				76,563

Energy — 0.2%
Chesapeake Energy Corp.,
Gtd. Notes(a)
6.50%	08/15/17	Ba2	425	402,687
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1	150	150,375
7.375%	02/01/16	B1	250	250,625
Valero Energy Corp.,
Sr. Notes
6.125%	06/15/17	Baa3	320	318,969

				1,122,656

Entertainment & Leisure — 0.2%
AMF Bowling Worldwide, Inc.,
Gtd. Notes
10.00%	03/01/10	B3	75	78,750
K2, Inc.,
Gtd. Notes
7.375%	07/01/14	B1	75	78,938
Speedway Motorsports, Inc.,
Sr. Sub. Notes
6.75%	06/01/13	Ba2	50	48,750
Time Warner Entertainment Co. LP,
Debs.
7.25%	09/01/08	Baa2	250	254,555
Sr. Notes(a)
8.375%	07/15/33	Baa2	575	667,311
Time Warner, Inc.,
Gtd. Notes
5.50%	11/15/11	Baa2	130	128,555
Viacom, Inc.,
Gtd. Notes
5.625%	08/15/12	Baa3	105	103,234

				1,360,093

Environmental Control — 0.1%
Allied Waste North America, Inc.,
Gtd. Notes
6.875%	06/01/17	B1	500	483,750

Environmental Services
Casella Waste Systems, Inc.,
Sr. Sub. Notes
9.75%	02/01/13	B3	100	103,750

Farming & Agriculture
Bunge NA Finance,
Gtd. Notes
5.90%	04/01/17	Baa2	290	280,985

Financial – Bank & Trust — 0.7%
BAC Capital Trust VI,
Gtd. Notes(a)
5.625%	03/08/35	Aa2	380	343,082
Bank of America Corp.,
Sr. Notes
4.875%	09/15/12	Aa1	225	217,428
Sub. Notes
5.75%	08/15/16	Aa2	165	162,801
BB&T Capital Trust II,
Bank Gtd. Notes(a)
6.75%	06/07/36	A1	255	262,807
Capital One IV,
Gtd. Notes
6.745%	02/05/82	Baa1	365	335,838
Citigroup, Inc.,
Sub. Notes
5.00%	09/15/14	Aa2	375	356,723
Fannie Mae,
Notes
4.375%	10/15/15	Aaa	725	678,047

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Freddie Mac,
Notes
6.00%	06/15/11	Aaa	$1,000	$1,026,565
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.375%	03/15/17	A2	215	206,523
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Aa3	100	102,767
International Nederland Bank NV,
Sub. Notes , 144A(g) (Netherlands)
5.125%	05/01/15	Aa2	250	240,595
Kinder Morgan Finance Co.,
Gtd. Notes
5.70%	01/05/16	Baa2	190	175,119
Northern Trust Corp.,
Sub. Notes
4.60%	02/01/13	A1	115	110,047
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	113,525
PNC Funding Corp.,
Gtd. Notes
5.625%	02/01/17	A2	165	161,639
Sovereign Capital Trust VI,
Gtd. Notes
7.908%	06/13/36	Baa1	140	149,601
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	Aa1	190	186,487

				4,829,594

Financial – Brokerage
Legg Mason, Inc.,
Sr. Notes
6.75%	07/02/08	A2	100	100,992
Lehman Brothers Holdings, Inc.,
Sub. Notes
5.75%	01/03/17	A2	215	208,873

				309,865

Financial Institutions
Jefferies Group, Inc.,
Debs.
5.875%	06/08/14	Baa1	126	124,504
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1	150	140,557

				265,061

Financial Services — 1.4%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	A1	175	173,130
American General Finance Corp.,
Gtd. Notes, 144A(g)
6.00%(c)	01/15/67	A3	100	95,633
Notes, MTN
5.40%	12/01/15	A1	230	221,655
Arch Western Finance LLC,
Gtd. Notes
6.75%	07/01/13	B1	50	48,000
Bank One Corp.,
Sub. Notes
5.25%	01/30/13	Aa3	635	621,781
Bear Stearns Cos., Inc. (The),
Sr. Unsec’d. Notes
5.50%	08/15/11	A1	155	153,503
Sub. Notes
5.55%	01/22/17	A2	80	75,678
CIT Group, Inc.,
Sr. Notes
6.00%	04/01/36	A2	130	121,057
Compton Petroleum Finance Corp.,
Gtd. Notes
7.625%	12/01/13	B2	500	493,750
Couche-Tard Corp.,
Sr. Sub. Notes
7.50%	12/15/13	Ba2	50	50,375
Countrywide Financial Corp.,
Sub. Notes
6.25%	05/15/16	Baa2	78	76,604
Countrywide Home Loans, Inc.,
Notes, MTN
4.125%	09/15/09	A3	425	412,218
Credit Agricole SA,
Jr. Sub. Notes (France),144A(g)
6.637%(c)	05/29/49	Aa3	225	218,715
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes
5.86%(c)	05/29/49	Aa3	210	202,327
Credit Suisse USA,
Sr. Unsub. Notes
5.50%	08/16/11	Aa1	135	134,918
ERAC USA Finance Co.,
Bonds, 144A(a),(g)
5.60%	05/01/15	Baa2	185	177,569
Franklin Resources, Inc.,
Notes
3.70%	04/15/08	A1	55	54,297
GAXT Financial Corp.,
Sr. Notes
5.50%	02/15/12	Baa1	125	121,733
General Electric Capital Corp.,
Sr. Notes, MTN
5.375%	10/20/16	Aaa	260	251,468
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12	Aaa	1,000	1,017,835
Goldman Sachs Group, Inc.,
Gtd. Notes
6.345%	02/15/34	A1	750	715,288
HBOS PLC, (United Kingdom)
Sub. Notes, 144A(g)
5.92%(c)	09/29/49	A1	400	375,146
6.00%	11/01/33	Aa3	170	167,047

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
HSBC Finance Corp.,
Notes
5.00%	06/30/15	Aa3	$240	$224,793
International Lease Finance Corp.,
Notes
6.375%	03/15/09	A1	85	86,365
Unsec’d. Notes
5.125%	11/01/10	A1	100	98,808
John Deere Capital Corp.
Notes, MTN
5.50%	04/13/17	A2	280	272,851
JPMorgan Chase Capital,
Gtd. Notes
6.45%	01/15/87	Aa3	160	152,067
Lloyds TSB Group PLC,
Bonds (United Kingdom), 144A(g)
6.267%(c)	02/15/37	Aa3	210	199,223
Mangrove Bay Pass-Through Trust,
Notes, 144A(g)
6.102%(c)	07/15/33	Baa2	100	96,736
MBNA America Bank NA,
Notes
4.625%	08/03/09	Aaa	190	187,151
Sub. Notes
7.125%	11/15/12	Aa1	80	85,379
Merrill Lynch & Co., Inc.,
Sub. Notes
6.05%	05/16/16	A1	190	187,934
6.22%	09/15/26	A1	130	126,660
Mizuho Capital Investment 1 Ltd.,
Sub. Notes, 144A(g)
6.686%(c)	03/29/49	A2	66	65,260
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
6.25%	08/09/26	Aa3	60	59,767
MUFG Capital Finance 1 Ltd.,
Gtd. Notes (Cayman Islands)
6.346%(c)	07/29/49	A2	100	98,244
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A2	120	116,310
Residential Capital LLC,
Gtd. Notes
6.125%	11/21/08	Baa3	360	356,714
Sr. Notes
6.50%	06/01/12	Baa3	180	175,643
SLM Corp.,
Notes
3.70%(c)	04/01/09	A2	155	145,145
Smurfit Kappa Funding PLC,
Sr. Sub. Notes
7.75%	04/01/15	B2	50	50,062
Swedish Export Credit,
Bonds (Sweden)
5.125%	03/01/17	Aa1	345	336,011
U.S. Bancorp,
Sr. Notes, MTN
4.50%	07/29/10	Aa2	275	267,855
Verizon Global Funding Corp.,
Notes
7.75%	12/01/30	A3	165	184,827
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	Aa1	250	234,431
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	Baa2	165	163,228

				9,951,191

Food
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	B3	125	125,000
Wrigley, (Wm., Jr.) Co.,
Sr. Unsec’d. Notes
4.65%	07/15/15	A1	75	69,616

				194,616

Furniture
Sealy Mattress Co.,
Gtd. Notes
8.25%	06/15/14	B2	50	51,250

Healthcare Services — 0.2%
Genesis HealthCare Corp.,
Sr. Sub. Notes
8.00%	10/15/13	B1	75	80,055
HCA, Inc.,
Sr. Unsec’d. Notes
8.75%	09/01/10	Caa1	450	469,688
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	Baa2	145	150,199
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/16	A3	375	361,230
Vanguard Health Holdings Co. LLC II,
Sr. Sub. Notes(a)
9.00%	10/01/14	Caa1	50	49,500
WellPoint, Inc.,
Sr. Unsub. Notes
5.00%	01/15/11	Baa1	120	117,333

				1,228,005

Hotels & Motels
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	100	96,875
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	130	124,056

				220,931

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Industrial Products
Enbridge, Inc.,
Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1	$185	$177,935

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)	100	99,540

Insurance — 0.3%
ACE INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A3	165	160,496
5.875%	06/15/14	A3	155	154,119
Fund American Cos., Inc.,
Notes
5.875%	05/15/13	Baa2	195	191,754
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15%(c)	11/15/66	A3	78	73,929
Unsec’d. Notes
5.75%(c)	06/15/14	A2	185	184,193
MetLife, Inc.,
Jr. Sub. Notes
6.40%	12/15/66	Baa1	175	162,112
Sr. Notes
6.125%	12/01/11	A2	200	204,245
Nationwide Mutual Insurance Co.,
Bonds, 144A(g)
6.60%	04/15/34	A2	105	100,179
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	Baa3	120	129,680
Principal Life Global Funding I,
Notes, 144A(g)
5.125%	10/15/13	Aa2	185	181,076
Security Benefit Life Insurance Co.,
Notes, 144A(g)
7.45%	10/01/33	Baa2	80	85,972
Sun Life Financial Global Funding LP,
Notes, 144A(g)
5.61%(c)	10/06/13	Aa3	190	190,289
Torchmark Corp.,
Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1	125	128,116
Transatlantic Holdings, Inc.,
Sr. Unsub. Notes
5.75%	12/14/15	A2	150	146,280
Travelers Cos., Inc.,
Jr. Sub. Debs.
6.25%(c)	03/15/67	Baa1	175	168,166
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17	Baa2	125	122,399

				2,383,005

Machinery & Equipment
Dresser-Rand Group, Inc.,
Gtd. Notes
7.375%	11/01/14	B1	22	22,083

Media — 0.1%
News America, Inc.,
Sr. Notes, 144A(g)
6.15%	03/01/37	Baa2	315	290,376
Gtd. Notes
6.40%	12/15/35	Baa2	200	190,463
Viacom, Inc.,
Sr. Notes
6.25%	04/30/16	Baa3	250	246,236

				727,075

Medical Supplies & Equipment — 0.2%
Davita, Inc.,
Gtd. Notes
6.625%	03/15/13	B1	500	488,125
Eli Lilly & Co.,
Unsub. Notes
5.55%	03/15/37	Aa3	175	161,245
Fresenius Medical Care Capital Trust II,
Gtd. Notes
7.875%	02/01/08	B1	250	251,250
Medtronic, Inc.,
Sr. Notes
4.75%	09/15/15	A1	260	242,051
Wyeth,
Notes
5.95%	04/01/37	A3	180	172,023

				1,314,694

Metals & Mining — 0.2%
BHP Bilton Finance Ltd.,
Gtd. Notes
5.40%	03/29/17	A1	205	197,069
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	Ba3	500	533,750
Hawk Corp.,
Sr. Notes(g)
8.75%	11/01/14	B3	50	51,500
Placer Dome, Inc.,
Unsub. Notes (Canada)
6.45%	10/15/35	Baa1	190	187,712
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Ba2	75	72,000
Vale Overseas Ltd.,
Gtd. Notes
6.25%	01/23/17	Baa3	280	277,710

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	Ba3	$25	$24,562

				1,344,303

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Baa3	80	78,626
6.75%	02/01/17	Baa3	400	410,311

				488,937

Oil & Gas — 0.7%
Amerada Hess Corp.,
Unsec’d. Notes
7.875%	10/01/29	Baa3	235	264,886
Apache Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/37	A3	75	71,517
Atmos Energy Corp.,
Sr. Unsub. Notes
4.00%	10/15/09	Baa3	210	202,936
Baker Hughes, Inc.,
Sr. Notes
6.875%	01/15/29	A2	200	215,173
Boardwalk Pipelines LLC,
Notes
5.50%	02/01/17	Baa2	55	52,401
ConocoPhillips,
Gtd. Notes
5.90%	10/15/32	A1	245	238,392
Denbury Resources, Inc.,
Gtd. Notes
7.50%	04/01/13	B1	75	75,000
Sr. Sub. Notes
7.50%	12/15/15	B1	25	24,937
Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11	Baa2	130	135,712
7.875%	09/30/31	Baa2	120	139,003
Diamond Offshore Drilling, Inc.,
Sr. Notes
4.875%	07/01/15	Baa1	150	138,873
5.15%	09/01/14	Baa1	125	119,227
Dynegy Holdings, Inc.,
Sr. Notes, 144A
7.50%	06/01/15	B2	500	470,625
El Paso Natural Gas,
Sr. Unsec’d. Notes, 144A(g)
5.95%	04/15/17	Baa3	62	60,054
EnCana Holdings Finance Corp.,
Gtd. Notes (Canada)
5.80%	05/01/14	Baa2	200	199,037
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3	225	220,945
Ferrellgas Partners LP,
Sr. Notes
8.75%	06/15/12	B2	25	25,750
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11	B1	25	25,750
Halliburton Co.,
Sr. Unsec’d. Notes
5.50%	10/15/10	A2	265	264,743
Hanover Compressor Co.,
Sr. Unsec’d. Notes
9.00%	06/01/14	B2	25	26,437
MidAmerican Energy Holdings,
Bonds
6.125%	04/01/36	Baa1	150	144,915
National Gas Co. of Trinidad
and Tobago Ltd., (Trinidad),
Notes, 144A(g)
6.05%	01/15/36	A3	100	95,272
Panhandle Eastern Pipe Line Co.,
Sr. Notes
4.80%	08/15/08	Baa3	70	69,371
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1	200	196,200
Gtd. Notes, 144A(g)
6.66%(c)	06/15/10	Baa1	190	194,940
Petro-Canada,
Notes (Canada)
5.95%	05/15/35	Baa2	185	170,341
Praxair, Inc.,
Bonds
5.20%	03/15/17	A2	175	168,159
Public Service Electric and Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A3	225	211,208
Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15	B1	500	473,750
Roseton Danskammer Corp.,
Pass-Thru Cert.
7.27%	11/08/10	Ba3	50	50,562
Southern Natural Gas Co.,
Notes, 144A(g)
5.90%	04/01/17	Baa3	62	59,968
Sunoco, Inc.,
Sr. Notes
5.75%	01/15/17	Baa2	150	144,567
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	115	111,674

				5,062,325

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products — 0.1%
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14	B2	$100	$95,000
Celulosa Arauco y Constitucion SA,
Notes (Chile)
5.125%	07/09/13	Baa2	160	152,787
Georgia-Pacific Corp.,
Gtd. Notes, 144A(a)
7.125%	01/15/17	Ba3	400	384,000

				631,787

Pharmaceuticals
Cardinal Health, Inc.,
Bonds, 144A(g)
5.63% (c)	10/02/09	Baa2	140	140,084
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	Baa2	100	95,819
Warner Chilcott Corp.,
Gtd. Notes
8.75%	02/01/15	Caa1	33	33,907

				269,810

Printing & Publishing
CanWest Media, Inc.,
Gtd. Notes (Canada)
8.00%	09/15/12	B3	137	136,466
Dex Media East LLC,
Gtd. Notes
9.875%	11/15/09	B1	25	25,906
12.125%	11/15/12	B2	98	105,473
Sun Media Corp.,
Gtd. Notes (Canada)
7.625%	02/15/13	Ba2	50	50,250

				318,095

Railroads
Norfolk Southern Corp.,
Sr. Notes
6.00%	04/30/08	Baa1	250	250,788

Real Estate Investment Trust — 0.3%
Archstone-Smith Operating Trust,
Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1	180	174,009
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	125	127,632
Centex Corp.,
Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2	200	190,830
ERP Operating LP,
Notes
5.25%	09/15/14	Baa1	150	144,513
Host Marriott LP,
Sec’d. Notes
6.75%	06/01/16	Ba1	500	490,000
Lennar Corp.,
Gtd. Notes
5.60%	05/31/15	Baa2	305	285,805
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa3	260	248,050
NVR, Inc.,
Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3	85	82,866
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	125	119,193
Regency Centers LP,
Sr. Unsec’d. Notes
5.875%	06/15/17	Baa2	85	83,589
Simon Property Group LP,
Unsub. Notes(a)
5.75%	12/01/15	A3	240	237,469

				2,183,956

Restaurants
McDonald’s Corp.,
Bonds(a)
5.30%	03/15/17	A2	175	167,814
Real Mex Restaurants, Inc.,
Gtd. Notes
10.00%	04/01/10	Ba2	25	26,250

				194,064

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Notes
7.125%	05/20/16	B1	400	393,000
AutoNation, Inc.,
Gtd. Notes
7.00%	04/15/14	Ba2	75	74,062
7.356%(c)	04/15/13	Ba2	75	74,812
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	A2	155	153,840
Federated Retail Holdings,
Gtd. Notes
5.35%	03/15/12	Baa2	85	83,508
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Aa3	210	196,852
Kroger Co.(The),
Gtd. Notes
8.05%	02/01/10	Baa2	180	189,807
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	B3	50	48,750
Penney, (J.C.) Co., Inc.,
Notes
9.00%	08/01/12	Baa3	205	232,034
Target Corp.,
Notes
5.875%	07/15/16	A1	400	397,643
SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2	$200	$174,830

				2,019,138

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Notes, 144A
8.875%	12/15/14	B1	400	382,000
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1	115	116,312

				498,312

Software/Services — 0.1%
Sungard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	Caa1	400	409,500

Telecommunications — 0.9%
America Movil SA de CV,
Unsec’d. Notes (Mexico)
6.375%	03/01/35	A3	215	211,195
AT&T, Inc.,
Notes
5.30%	11/15/10	A2	555	552,384
5.625%	06/15/16	A2	865	845,391
6.45%	06/15/34	A2	260	256,943
Centennial Cellular Operating Co.,
Gtd. Notes
10.125%	06/15/13	B2	50	53,625
CenturyTel, Inc.,
Sr. Unsec’d. Notes
6.00%	04/01/17	Baa2	120	116,758
Citizens Communications Co.,
Sr. Unsec’d. Notes
7.125%	03/15/19	Ba2	400	378,000
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14	Caa1	500	516,250
MetroPCS Wireless, Inc.,
Sr. Notes, 144A
9.25%	11/01/14	Caa1	500	516,250
Nordic Telephone Co. Holdings ApS,
Sec’d. Notes, 144A(a)
8.875%	05/01/16	B2	400	424,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14	Ba1	400	410,000
Rogers Wireless, Inc., (Canada)
Gtd. Notes
7.50%	03/15/15	Baa3	135	144,613
Sec’d. Notes
9.625%	05/01/11	Baa3	75	84,397
Sr. Sub. Notes
8.00%	12/15/12	Ba1	150	159,606
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	Baa3	182	173,239
6.90%	05/01/19	Baa3	365	362,048
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13	Baa2	490	466,908
Telefonica Emisones SAU,
Gtd. Notes
6.421%	06/20/16	Baa1	295	299,116
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
6.221%	07/03/17	Baa1	170	169,574
Telefonos de Mexico SA,
Sr. Notes
5.50%	01/27/15	A3	150	145,798
Vodafone Group PLC. (United Kingdom),
Unsec’d. Notes
5.625%	02/27/17	Baa1	170	162,553
Windstream Corp.
Gtd. Notes
8.625%	08/01/16	Ba3	400	423,000

				6,871,648

Transportation — 0.1%
Burlington Northern Santa Fe Corp.,
Unsec’d. Notes
5.65%	05/01/17	Baa1	180	175,348
6.15%	05/01/37	Baa1	333	323,647
Hertz Corp.,
Gtd. Notes
8.875%	01/01/14	B1	400	417,000

				915,995

Utilities — 0.5%
AES Corp.,
Sec’d. Notes, 144A
9.00%	05/15/15	Ba3	100	105,875
Sr. Notes
9.375%	09/15/10	B1	50	53,187
Sr. Unsub. Notes
8.875%	02/15/11	B1	75	79,031
Alabama Power Co.,
Sr. Notes
5.55% (c)	08/25/09	A2	85	85,262
Allegheny Energy Supply Co. LLC,
Unsec’d. Notes
7.80%	03/15/11	Ba3	25	25,937
Appalachian Power Co.,
Notes
6.375%	04/01/36	Baa2	105	104,877
Aquila Canada Finance Corp.,
Gtd. Notes (Canada)
7.75%	06/15/11	Ba3	25	26,413
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes, 144A(g)
5.90%	10/01/16	Baa2	225	222,066

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Utilities — (cont’d.)
Black Hills Corp.,
Sr. Unsub. Notes
6.50%	05/15/13	Baa3	$125	$124,589
CE Electric UK Funding Co.,
Sr. Notes, 144A(g) (United Kingdom)
6.995%	12/30/07	Baa1	155	156,064
Centerpoint Energy, Inc.,
Sr. Notes
7.25%	09/01/10	Ba1	135	140,979
CMS Energy Corp.,
Sr. Notes
8.50%	04/15/11	Ba1	400	425,448
Duke Energy Carolinas LLC,
Sr. Unsub. Notes
6.10%	06/01/37	A3	215	212,566
Exelon Generation Co. LLC,
Notes
5.35%	01/15/14	Baa1	115	110,201
Florida Power & Light Co.,
First Mortgage, 144A
6.20%	06/01/36	Aa3	75	75,875
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2	170	166,458
Pacific Gas & Electric Co.,
Sr. Unsub. Notes
5.80%	03/01/37	Baa1	175	163,235
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2	125	122,433
Public Service Co. of New Mexico,
Sr. Notes
4.40%	09/15/08	Baa2	245	241,160
Southern Co.,
Sr. Unsub. Notes
5.30%	01/15/12	A3	75	74,080
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	235	227,713
Union Electric Co.,
Sec’d. Notes
5.40%	02/01/16	A3	225	214,379
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	110	98,972
Western Power Distribution Holdings Ltd.,
Unsub. Notes (United Kingdom), 144A(g)
6.875%	12/15/07	Baa3	110	110,411
Williams Cos., Inc.,
Notes
8.75%	03/15/32	Ba2	25	28,937

				3,396,148

TOTAL CORPORATE OBLIGATIONS
(cost $62,663,646)				61,254,809

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
American Tower Trust,
Series 2007-1A, Class D
5.957%	04/15/37	Baa2	250	244,932
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	350	333,096
Banc of America Mortgage Securities, Inc.
Series 2004-A, Class-2A2
4.103%	02/25/34	AAA(d)	198	196,423
Series 2004-D, Class 2A2
4.197%	05/25/34	AAA(d)	84	83,660
Series 2004-H, Class 2A2
4.745%(c)	09/25/34	Aaa	111	109,737
Series 2004-I, Class 3A2
4.882%	10/25/34	Aaa	124	121,650
Series 2005-J, Class 2A1
5.089%	11/25/35	Aaa	447	441,305
Series 2005-J, Class 3A1
5.261%	11/25/35	Aaa	187	184,440
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	300	279,070
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	400	383,727
Series 2005-T20, Class-A1
4.94%	10/12/42	Aaa	359	355,110
Series 2006-PW12, Class A4
5.895%(c)	09/11/38	Aaa	900	895,965
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525	510,032
Citigroup / Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa	575	556,787
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	875	858,230
Series 2007-CD4, Class ASB
5.278%	12/11/49	Aaa	700	679,446
Commercial Mortgage Pass-Through Certification,
Series 2005-LP5, Class-A1
4.235%	05/10/43	Aaa	8	8,479
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832%	04/15/37	Aaa	775	728,649
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	925	897,854
Federal Home Loan Mortgage Corp.
Series 3195, Class PN
6.50%	08/15/30	Aaa	573	582,889
Federal National Mortgage Assoc.,
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	443	440,370
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	48	3,153

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Federal National Mortgage Assoc., (cont’d.)
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	$164	$162,175
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	404	402,895
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	54	14,185
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	390	32,815
Series 2631, Class IG, IO(g)
4.50%	07/15/11	Aaa	239	870
Series 2686, Class JG
5.50%	04/15/28	Aaa	800	791,208
General Electric Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390	401,567
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	279	276,799
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	AAA(d)	375	388,480
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1A, Class A2
3.835%	06/10/36	Aaa	26	26,396
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	675	657,571
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	160	153,029
JPMorgan Chase Commercial Mortgage Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	191	192,826
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	417	424,499
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	325	311,383
Series 2005-LDP5, Class A4
5.345%(c)	12/15/44	Aaa	750	722,277
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	900	877,895
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	1,095	1,086,020
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	471	463,151
Series 2004-C2, Class-A2
3.246%	03/15/29	Aaa	850	822,003
Series 2004-C4, Class A2
4.567%(c)	06/15/29	Aaa	750	739,769
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	325	304,933
Series 2006-C1A, Class A4
5.156%	02/15/31	AAA(d)	850	811,931
Wells Fargo Mortgage Backed Securities Trust,(c)
Series 2003-0, Class 5A1
4.797%	01/25/34	AAA(d)	277	268,541
Series 2005-AR2, Class 2A2
4.545%	03/25/35	Aaa	106	103,698
Series 2006-AR12, Class 1A1
6.031%	09/25/36	Aaa	637	638,951
Series 2006-AR16, Class A1
5.631%	10/25/36	Aaa	466	463,191

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $20,977,822)				20,434,062

ASSET-BACKED SECURITIES — 1.7%
Bank of America Credit Card Trust,
Series 2007-C1, Class C1
5.61% (c)	06/16/14	Baa2	750	750,937
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa	35	35,026
Capital Auto Receivables Asset Trust(g),
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	800	798,612
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	115	115,447
Capital One Multi-Asset Execution Trust,
Series 2005-A7, Class A7
4.70%	06/15/15	Aaa	4,150	4,010,585
Series 2007-C3, Class C3
5.03%	04/15/13	Baa2	445	445,000
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	350	351,555
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	32	31,166
Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,100	1,100,440
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	255	251,439
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	199,094
Series 2007-3, Class C
5.62% (c)	06/15/13	Baa2	555	557,181
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	350	345,133
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa	300	299,116
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	419	418,877
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	140	137,928
MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3
5.61% (c)	10/15/13	Baa2	240	240,082

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	$1,100	$1,064,044
PECO Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	488,915
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	366,562
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	625	625,695

TOTAL ASSET-BACKED SECURITIES
(cost $12,740,390)				12,632,834

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Bank
5.125%	08/14/13		740	730,890
5.60%	06/28/11		300	303,629
Federal Home Loan Mortgage Corp.
4.125%	10/18/10		665	643,567
5.00%	07/15/14		1,000	981,271
5.125%	02/27/09-07/15/12		460	458,681
6.625%	09/15/09		1,000	1,029,318
Federal National Mortgage Assoc.
3.25%	08/15/08-02/15/09		1,175	1,143,339
4.375%	09/15/12(a)		450	431,241
4.875%	12/15/16		270	258,373
6.00%	05/15/08-05/15/11		2,020	2,063,024

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $8,204,271)				8,043,333

FOREIGN GOVERNMENT BONDS — 0.1%
Republic of Italy,
Sr. Unsub. Notes (Italy)
5.25%	09/20/16	NR	335	330,051
Republic of South Africa,
Notes (South Africa)
6.50%	06/02/14	Baa1	265	272,950
United Mexican States,
Unsub. Notes (Mexico)
6.375%	01/16/13	Baa1	205	211,970

TOTAL FOREIGN GOVERNMENT BONDS
(cost $814,419)				814,971

MUNICIPAL BONDS — 0.1%
Kansas
Kansas Development Finance Authority
Revenue Bonds
5.501%	05/01/34	Aaa	125	120,841

New York
New York City Housing Development Corp.
Revenue Bonds
6.42%	11/01/27	Aa2	125	126,148

Oregon
Oregon State Taxable Pension, General
Obligation Unlimited
5.892%	06/01/27	Aa3	60	60,756

West Virginia — 0.1%
Tobacco Settlement West Virginia Asset Backed,
Revenue Bond
7.467%	06/01/47	Baa3	280	284,253

TOTAL MUNICIPAL BONDS
(cost $590,000)				591,998

			Units

WARRANTS *
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock) expiring 02/05/12			1,395	1,744
Anvil Holdings, Inc. (Class B Stock) expiring 02/05/12			1,550	1,085

TOTAL WARRANTS
(cost $0)				2,829

RIGHTS*
Insurance
Unipol SpA (cost $0) (Italy)			63,712	—

TOTAL LONG-TERM INVESTMENTS
(cost $655,024,594)				717,325,909

			Shares

SHORT-TERM INVESTMENT — 14.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund –
Taxable Money Market Series
(cost $105,513,000; includes
$79,491,801 of cash collateral for
securities on loan)(b)(w)
(Note 4)	105,513,000	105,513,000

TOTAL INVESTMENTS, BEFORE SECURITIES
SOLD SHORT — 113.1%
(cost $760,537,594; Note 6)		822,838,909

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

SECURITIES SOLD SHORT — (0.4)%
Federal National Mortgage Assoc.
5.50%	01/01/34	$1,550	(1,494,781)
Federal National Mortgage Assoc.
6.50%	01/01/34	1,125	(1,135,547)

TOTAL SECURITIES SOLD SHORT
(proceeds $2,626,981)			(2,630,328)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(o)— 112.7%
(cost $757,910,613; Note 6)			820,208,581
Liabilities In excess of other assets — (12.7)%			(92,659,952)

NET ASSETS — 100.0%			$727,548,629

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007

The following abbreviations are used in portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Not rated by Moody’s or Standard& Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)
All or a portion of security is on loan. The aggregate market value of such securities is $77,164,324; cash collateral of $79,491,801 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(o)	As of June 30, 2007, 89 securities representing $40,472,060 and 5.56% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:
Affiliated Money Market Mutual Fund (10.9% represents investments purchased with collateral from securities on loan)	14.5%
U.S. Government Agency Mortgage-Backed Securities	11.4
U.S. Treasury Obligation	11.2
Oil & Gas	6.8
Financial Services	6.4
Financial – Bank & Trust	5.1
Telecommunications	4.2
Pharmaceuticals	3.5
Insurance	3.3
Computer Services & Software	3.3
Retail & Merchandising	3.3
Collateralized Mortgage Obligations	2.8
Utilities	2.6
Consumer Products & Services	2.5
Medical Supplies & Equipment	1.8
Asset-Backed Securities	1.7
Computer Hardware	1.7
Semiconductors	1.7
Internet Services	1.4
Diversified Operations	1.4
Aerospace	1.3
Metals & Mining	1.3
Conglomerates	1.2
Beverages	1.2
Machinery & Equipment	1.1
U.S. Government Agency Obligations	1.1
Food	1.1
Real Estate Investment Trust	1.1
Healthcare Services	1.1
Chemicals	1.0
Entertainment & Leisure	0.9
Industrial Products	0.7
Automobile Manufacturers	0.7
Cable Television	0.7
Electronic Components & Equipment	0.7
Transportation	0.6
Media	0.6
Business Services	0.5
Construction	0.4
Advertising	0.4
Building Materials	0.4
Railroads	0.3
Hotels & Motels	0.3
Paper & Forest Products	0.3
Diversified Manufacturing	0.3
Real Estate	0.3
Clothing & Apparel	0.2
Financial – Brokerage	0.2
Environmental Services	0.2
Farming & Agriculture	0.2
Airlines	0.2
Office Equipment	0.2
Automotive Parts	0.2
Energy	0.2
Printing & Publishing	0.1
Pipelines	0.1
Electric	0.1
Restaurants	0.1
Building & Construction	0.1
Containers & Packaging	0.1
Municipal Bonds	0.1
Environmental Control	0.1
Lodging	0.1
Commercial Banks	0.1
Software/Services	0.1
Broadcasting	0.1
Foreign Government Bonds	0.1

113.1
Securities Sold Short	(0.4)
Liabilities in excess of other assets	(12.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $77,164,324:
Unaffiliated investments (cost $655,024,594)	$717,325,909
Affiliated investments (cost $105,513,000)	105,513,000
Cash	2,155,670
Foreign currency, at value (cost $2,468)	2,474
Receivable for investments sold	14,457,410
Dividends and interest receivable	3,451,946
Receivable for fund share sold	2,375,568
Prepaid expenses	3,723

Total Assets	845,285,700

LIABILITIES:
Payable to broker for collateral for securities on loan	79,491,801
Payable for investments purchased	35,330,020
Securities sold short, at value (proceeds received $2,626,981)	2,630,328
Advisory fees payable	184,711
Accrued expenses and other liabilities	91,110
Shareholder servicing fees payable	4,633
Payable for fund share repurchased	4,468

Total Liabilities	117,737,071

NET ASSETS
$727,548,629

Net assets were comprised of:
Paid-in capital	$609,476,624
Retained earnings	118,072,005

Net assets, June 30, 2007	$727,548,629

Net asset value and redemption price per share, $727,548,629/39,132,030 outstanding shares of beneficial interest	$18.59

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$5,340,592
Unaffiliated dividend income (net of $106,089 foreign withholding tax)	3,522,667
Affiliated dividend income	634,226
Affiliated income from securities lending, net	55,821

9,553,306

EXPENSES
Advisory fees	2,457,756
Shareholder servicing fees and expenses	202,404
Custodian and accounting fees	96,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	7,000
Insurance expenses	6,000
Legal fees and expenses	3,000
Shareholders’ reports	1,000
Miscellaneous	10,500

Total expenses	2,801,660

NET INVESTMENT INCOME	6,751,646

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	14,624,675
Foreign currency transactions	(29,084)

14,595,591

Net change in unrealized appreciation (depreciation) on:
Investments	8,792,241
Foreign currencies	(166,319)
Short sales	(5,410)

8,620,512

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	23,216,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,967,749

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,751,646	$9,244,008
Net realized gain on investments and foreign currencies	14,595,591	26,850,765
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,620,512	14,768,920

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,967,749	50,863,693

DISTRIBUTIONS	—	(37,671,171)

FUND SHARE TRANSACTIONS:
Fund share sold [13,377,757 and 3,912,263 shares, respectively]	243,528,577	66,791,470
Fund share issued in reinvestment of distributions [0 and 2,313,955 shares, respectively]	—	37,671,171
Fund share repurchased [1,058,925 and 4,599,513 shares, respectively]	(19,035,239)	(75,714,983)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	224,493,338	28,747,658

TOTAL INCREASE IN NET ASSETS	254,461,087	41,940,180
NET ASSETS:
Beginning of period	473,087,542	431,147,362

End of period	$727,548,629	$473,087,542

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

LONG-TERM INVESTMENTS — 90.0%
FOREIGN BONDS — 48.5%
Australia — 0.1%
Australia & New Zealand Banking Group,
Sub. Notes, MTN
4.45%(c)	02/05/15	Aa2	EUR	150	$201,201
Westpac Banking, Notes, MTN
2.875%	06/25/08	Aa1	EUR	80	106,653

					307,854

Austria — 0.7%
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	850	1,368,536
Notes, 144A(g)
3.80%	10/20/13	Aaa	EUR	1,800	2,421,065

					3,789,601

Belgium — 1.5%
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	5,835	8,147,835
Elia System Operator SA NV,
Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	200	266,690

					8,414,525

Brazil — 1.2%
Nota do Tesouro Nacional
Series B, Notes
6.00%	05/15/15	Ba2	BRL	4,300	3,634,131
Series F, Notes
10.00%	01/01/12	NR	BRL	1,534	774,508
10.00%	01/01/14	NR	BRL	5,148	2,582,516

					6,991,155

Canada — 1.8%
Canadian Government, Bonds
5.25%	06/01/12	Aaa	CAD	1,905	1,842,606
5.25%	06/01/13	Aaa	CAD	900	872,161
5.75%	06/01/33	Aaa	CAD	2,220	2,485,295
EnCana Holdings Financial Corp.,
Gtd. Notes
5.80%	05/01/14	Baa2		$280	278,652
Ford Credit Canada, Sr. Notes, MTN
7.25%	12/07/07	B1	GBP	90	180,504
Inter-American Development Bank,
Bonds
4.40%	01/26/26	Aaa	CAD	1,625	1,411,980
Petro-Canada, Notes
5.95%	05/15/35	Baa2		255	234,794
Placer Dome, Inc., Unsub. Notes
6.45%	10/15/35	Baa1		200	197,592
Province of Ontario Canada, Debs.
5.00%	03/08/14	Aa1		2,465	2,343,237
Rogers Cable, Inc., Gtd. Notes
5.50%	03/15/14	Baa3		$300	290,917

					10,137,738

Cayman Islands — 0.2%
Allstate Life Funding LLC, Sec’d.
Notes, MTN
6.375%	01/17/11	Aa2	GBP	250	500,572
Altria Finance Cayman Islands Ltd.,
Gtd. Notes
5.625%	06/24/08	Baa1	EUR	250	341,443
BES Finance Ltd., Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	197,730

					1,039,745

Chile
Celulosa Arauco y Constitucion SA,
Notes
5.125%	07/09/13	Baa2		225	214,857

Denmark — 0.2%
Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,408,703

Finland — 2.9%
Finland Government, Bonds
5.00%	07/04/07	NR	EUR	12,000	16,241,456
Nordea Bank Finland, Sub. Notes,
MTN
5.75%(c)	03/26/14	Aa2	EUR	200	274,976

					16,516,432

France — 7.7%
Aventis SA, Sr. Unsub. Notes, MTN
4.25%	09/15/10	A1	EUR	200	266,060
BNP Paribas SA, Sub. Notes
5.625%	08/07/08	Aa2	EUR	150	205,221
Sub. Notes, MTN
5.25%	12/17/12	Aa2	EUR	280	385,458
Casino Guichard-Perrachon SA,
Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	250	326,792
Credit Agricole SA,(c)
Jr. Sub. Notes
6.637%	05/29/49	Aa3		225	218,715
Sub. Notes
5.00%	06/20/49	Aa2	GBP	150	266,128
France Telecom SA, Sr. Unsub.
Notes, MTN
7.25%	01/28/13	A3	EUR	165	245,935
France Treasury Notes
3.75%	01/12/12	Aaa	EUR	17,110	22,402,903

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

FOREIGN BONDS (Continued)
France (cont’d.)
French Government, Bonds
5.00%	10/25/16	Aaa	EUR	4,880	$6,792,965
5.50%	04/25/29	Aaa	EUR	1,700	2,531,420
5.75%	10/25/32	Aaa	EUR	3,525	5,462,712
French Government, Bonds
5.50%	04/25/10	Aaa	EUR	2,589	3,591,767
GIE Suez Alliance, Notes, MTN
5.125%	06/24/15	A2	EUR	160	219,289
Lafarge SA, Unsec’d. Notes
6.15%	07/15/11	Baa2		$110	111,836
Veolia Environment, Sr. Unsub. Notes, MTN
5.875%	02/01/12	A3	EUR	115	160,974

					43,188,175

Germany — 7.4%
Bundesrepub. Deutschland, Bonds
3.50%	01/04/16	Aaa	EUR	365	457,672
3.75%	01/04/17	Aaa	EUR	7,715	9,796,384
4.00%	01/04/37	Aaa	EUR	2,430	2,924,551
4.50%	01/04/13	Aaa	EUR	12,620	17,032,943
4.75%	07/04/28	Aaa	EUR	395	536,378
5.50%	01/04/31	Aaa	EUR	4,970	7,444,338
Deutsche Bank AG, Sub. Notes
5.125%	01/31/13	Aa2	EUR	205	279,110
Kreditan Stalt Fuer Wiederaufbau,
Gtd. Notes
4.70%	06/02/37	Aaa	CAD	915	816,770
5.50%	12/07/15	Aaa	GBP	1,300	2,539,824

					41,827,970

Greece — 0.3%
Hellenic Republic Government, Bonds
6.50%	01/11/14	A(d)	EUR	1,075	1,599,514

Ireland — 0.3%
Bank of Ireland, Sub. Notes, MTN
6.45%	02/10/10	Aa3	EUR	190	267,058
GE Capital European Funding, Gtd.
Notes, MTN
3.50%	02/14/13	Aaa	EUR	400	506,884
GE Capital UK Funding, Gtd.
Notes, MTN
5.625%	12/12/14	Aaa	GBP	250	484,213
Irish Life & Permanent PLC, Sub.
Notes, MTN
6.25%	02/15/11	A1	EUR	200	281,870
Smurfit Kappa Funding PLC, Sr. Notes
9.625%	10/01/12	B2		42	43,995

					1,584,020

Italy — 0.9%
Banca Monte dei Paschi di Siena SpA,
Sub. Notes, MTN
4.50%(c)	09/24/15	A1	EUR	200	267,033
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	120	163,443
Intesa Sanpaolo SpA, Sub. Notes, MTN
5.85%(c)	05/08/14	Aa3	EUR	200	275,677
Italian Government International Bond,
Sr. Unsub. Notes
5.25%	09/20/16	A+(d)		$500	492,614
Italy Buoni Poliennali del Tesoro, Bonds
6.00%	05/01/31	Aa2	EUR	1,040	1,599,518
7.25%	11/01/26	Aa2	EUR	660	1,148,204
Lottomatica SpA, Unsub. Notes
4.80%	12/22/08	Baa3	EUR	150	202,369
SanPaolo IMI SpA, Sub. Notes, MTN
3.75%(c)	06/09/15	Aa3	EUR	190	249,762
Telecom Italia SpA, Gtd. Notes, MTN
5.375%	01/29/19	Baa2	EUR	200	259,203
UniCredito Italiano SpA, Sub. Notes, MTN
6.10%	02/28/12	Aa3	EUR	150	211,851

					4,869,674

Japan — 10.2%
Japanese Government
Series 13, Bonds
2.00%	12/20/33	A2	JPY	377,550	2,821,124
Series 64, Bonds
1.50%	06/20/12	NR	JPY	1,199,300	9,750,345
Series 76, Bonds
1.90%	03/20/25	A2	JPY	1,096,700	8,524,724
Series 238, Bonds
1.40%	03/20/12	A2	JPY	111,250	902,529
Series 257, Bonds
1.30%	12/20/13	A2	JPY	835,850	6,659,258
Series 269, Bonds
1.30%	03/20/15	A2	JPY	868,050	6,833,043
Series 282, Bonds
1.70%	09/20/16	A2	JPY	1,210,000	9,731,761
Japanese Government,
CPI Linked, Bonds
1.00%	06/10/16	A2	JPY	799,600	6,349,977
1.10%	12/10/16	A2	JPY	742,500	5,953,870
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	130	162,601

					57,689,232

Luxembourg — 0.1%
Gaz Capital, Notes
4.56%	12/09/12	A3	EUR	310	402,117

Malaysia — 1.2%
Malaysian Government, Bonds
3.718%	06/15/12	A3	MYR	18,338	5,394,660
3.756%	04/28/11	A3	MYR	3,865	1,136,085

					6,530,745

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

FOREIGN BONDS (Continued)
Mexico — 1.1%
America Movil SA de CV, Unsec’d. Notes
6.375%	03/01/35	A3		$255	$250,487
Mexican Bonos, Bonds
8.00%	12/17/15	Baa1	MXN	54,440	5,135,858
9.00%	12/22/11	Baa1	MXN	9,585	931,307

					6,317,652

Netherlands — 0.9%
Credit Suisse Group Financial Guernsey Ltd.,
Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	267,567
Enbw International Finance BV, Gtd.
Notes, MTN
5.875%	02/28/12	A2	EUR	140	196,605
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	Aa2	EUR	140	194,140
Netherlands Government, Bonds
4.25%	07/15/13	Aaa	EUR	1,800	2,396,362
Rabobank Nederland, Sr. Notes, MTN
3.125%	07/19/10	Aaa	EUR	200	259,105
RWE Finance BV, Gtd. Notes, MTN
5.375%	04/18/08	A1	EUR	100	136,199
6.375%	06/03/13	A1	GBP	250	501,574
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		525	500,258
Telecom Italia Finance SA,
Gtd. Notes, MTN
5.875%	01/24/08	Baa2	EUR	50	68,087
7.25%	04/20/11	Baa2	EUR	105	152,362
Telefonica Europe BV, Gtd. Notes, MTN
5.125%	02/14/13	Baa1	EUR	220	297,957

					4,970,216

Poland — 1.6%
Poland Government, Bonds
5.25%	10/25/17	A2	PLZ	20,490	7,123,614
6.25%	10/24/15	A2	PLZ	5,545	2,068,812

					9,192,426

Serbia — 0.4%
Republic of Serbia, Unsub. Notes
(3.75% until 11/01/09)
6.75%(v)	11/01/24	BB-(d)		2,645	2,496,325

South Africa — 0.3%
European Investment Bank, Sr.
Unsub. Notes
8.00%	10/21/13	Aaa	ZAR	12,250	1,609,783

Spain — 1.2%
Altadis Emisiones Financieras SAU,
Gtd. Notes
4.00%	12/11/15	Baa2	EUR	125	147,696
Banco Bilbao Vizcaya Argentaria SA,
Sub. Debs.
4.375%(c)	10/20/19	Aa2	EUR	100	129,363
Instituto de Credito Oficial, Gtd.
Notes, MTN
5.50%	03/08/11	Aaa	AUD	4,095	3,324,966
Spanish Government, Bonds
5.75%	07/30/32	Aaa	EUR	560	864,561
6.00%	01/31/29	Aaa	EUR	1,130	1,787,720
Telefonica Emisiones SAU
Gtd. Notes
6.221%	07/03/17	Baa1		$155	154,612
6.421%	06/20/16	Baa1		290	294,046
Gtd. Notes, MTN
4.375%	02/02/16	Baa1	EUR	50	63,267

					6,766,231

Sweden — 1.3%
Svenska Handelsbanken AB, Sub. Notes, MTN
6.125%(c)	03/29/49	Aa2	GBP	250	499,870
Swedish Export Credit, Bonds
5.125%	03/01/17	Aa1		400	389,578
Swedish Government, Bonds
5.00%	01/28/09	Aaa	SEK	31,600	4,674,020
5.25%	03/15/11	Aaa	SEK	10,860	1,628,555
Vattenfall Treasury AB, Gtd. Notes, MTN
6.00%	04/03/09	A2	EUR	100	138,245

					7,330,268

Turkey — 1.3%
Turkey Government Bonds
14.00%	01/19/11	Ba3	TRY	6,660	5,003,246
16.00%	03/07/12	NR	TRY	2,660	2,097,600

					7,100,846

United Kingdom — 3.7%
Barclays Bank PLC,
Sub. Notes
7.40%	12/15/09	Aa2		400	418,692
Sub. Notes, MTN
5.75%	03/08/11	Aa2	EUR	145	202,228
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes, 144A
5.86%(c)	12/29/49	Aa3		210	202,327
European Investment Bank,
Sr. Unsub. Notes
8.75%	08/25/17	Aaa	GBP	1,000	2,449,938
HBOS PLC,
Sub. Notes, 144A(g)
5.92%(c)	09/29/49	A1		200	187,573
6.00%	11/01/33	Aa3		180	176,874
Sub. Notes, MTN
4.375%(c)	10/30/19	Aa3	EUR	210	272,372
HSBC Bank PLC, Sub. Notes, MTN
4.25%(c)	03/18/16	Aa2	EUR	225	296,878
HSBC Holdings PLC, Sub. Notes
6.50%	05/02/36	Aa3		150	154,151
9.875%	04/08/18	Aa3	GBP	200	468,720

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

FOREIGN BONDS (Continued)
United Kingdom (cont’d)
Imperial Tobacco Finance PLC,
Sr. Notes, MTN
6.875%	06/13/12	Baa3	GBP	250	$509,308
Lloyds TSB Group PLC, Bonds, 144A
6.267%(c)	11/29/49	Aa3		$210	199,223
MBNA Europe Funding PLC, Bank Gtd.
Notes, MTN
4.50%	01/23/09	Aaa	EUR	130	175,517
National Grid PLC, Sr. Notes, MTN
5.00%	07/02/18	Baa1	EUR	50	65,632
Nationwide Building Society, Sub. Notes
3.375%	08/17/15	NR	EUR	215	288,770
Northern Rock PLC, Sub. Notes, MTN
(5.75% until 02/28/13)
6.75%(v)	02/28/17	A1	GBP	500	973,946
Rolls-Royce PLC, Unsub. Notes, MTN
4.50%	03/16/11	A3	EUR	100	133,282
Royal Bank of Scotland PLC (The),
Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Aa1	GBP	250	486,561
Sub. Notes, MTN
6.00%(c)	05/10/13	Aa1	EUR	150	214,005
SABMiller PLC, Notes, 144A(g)
6.20%	07/01/11	Baa1		300	305,069
Scottish Power UK PLC, Bonds
8.375%	02/20/17	A3	GBP	200	462,792
Standard Chartered Bank,
Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	190	242,267
Travellers Insurance Co. Institutional
Funding Ltd., Sec.’d Notes
5.75%	12/06/11	Aa2	GBP	250	490,087
UBS AG Jersey Branch, Sub. Notes
4.50%	09/16/19	NR	EUR	300	427,662
United Kingdom Treasury, Bonds
4.25%	06/07/32	Aaa	GBP	5,990	10,870,843
Vodafone Group PLC, Unsec’d. Notes
5.625%	02/27/17	Baa1		195	186,457
Western Power Distribution Holdings Ltd.,
Unsub. Notes, 144A(g)
6.875%	12/15/07	Baa3		120	120,448

					20,981,622

TOTAL FOREIGN BONDS
(cost $268,259,445)					273,277,426

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.8%
Federal Home Loan Mortgage Corp.
4.457%(c)	09/01/32			$47	$47,233
4.50%	11/01/18-05/01/19			709	675,585
4.755%(c)	07/01/35			116	115,793
5.00%	12/01/08-11/01/35			4,542	4,284,277
5.049%(c)	11/01/35			289	284,200
5.068%(c)	03/01/36			358	350,160
5.134%(c)	01/01/36			891	881,031
5.347%(c)	02/01/37			1,238	1,224,602
5.388%(c)	01/01/36			135	133,645
5.406%(c)	02/01/37			375	371,284
5.465%(c)	02/01/37			1,013	1,005,436
5.932%(c)	02/01/37			765	769,873
5.938%(c)	01/01/37			225	226,822
5.985%(c)	12/01/36			783	783,757
6.00%	10/01/21-10/01/32			991	993,913
6.014%(c)	11/01/36			411	412,060
6.046%(c)	10/01/36			556	554,962
6.128%(c)	10/01/36			587	586,167
6.222%(c)	08/01/36			664	668,418
6.50%	03/01/32-10/01/34			2,014	2,035,213
7.00%	10/10/30-11/01/30			27	28,030
Federal National Mortgage Assoc.
4.50%	05/01/18-12/01/20			3,186	3,029,170
4.50%	TBA			1,100	999,968
4.783%(c)	11/01/35			346	345,050
5.00%	03/01/18-10/01/35			5,347	5,079,441
5.00%	TBA			2,900	2,802,125
5.321%(c)	12/01/35			246	243,013
5.349%(c)	12/01/35			303	299,160
5.50%	01/01/17-04/01/37			20,166	19,588,300
5.50%	TBA			600	578,625
5.516%(c)	12/01/35			437	433,185
5.542%	07/01/36(c)			751	748,263
5.655%(c)	12/01/35			138	137,506
5.985%	09/01/36(c)			247	246,856
5.997%(c)	08/01/36			533	537,230
6.00%	05/01/33-12/01/36			6,720	6,662,834
6.00%	TBA			1,450	1,456,344
6.047%	12/01/36(c)			303	304,540
6.50%	12/01/10-12/01/36			2,882	2,912,831
6.50%	TBA			950	958,906
7.00%	12/01/29-01/01/31			64	65,933
Government National Mortgage Assoc.
4.50%	12/20/35			403	368,551
5.00%	07/15/33-02/20/34			1,274	1,200,418
5.50%	11/15/34-01/15/35			602	584,398
6.50%	06/15/16-12/20/33			586	597,944
7.00%	03/15/13-12/15/13			104	106,634
7.50%	09/15/30-06/15/32			88	91,561

TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(cost $67,965,844)					66,811,247

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

CORPORATE OBLIGATIONS — 10.7%
Advertising — 0.2%
Lamar Media Corp., Sr. Unsec’d. Notes
6.625%	08/15/15	Ba3		$450	$426,375
R.H. Donnelley Corp., Sr. Notes
8.875%	01/15/16	B3		525	546,000

					972,375

Aerospace
United Technologies Corp.,
Sr. Unsub. Notes
5.40%	05/01/35	A2		135	123,105

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Unsub. Notes, MTN
5.805%(c)	08/03/09	Baa1		180	180,938
General Motors Corp., Notes(a)
7.20%	01/15/11	Caa1		500	480,625

					661,563

Biotechnology
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1		230	214,950

Broadcasting
COX Communications, Inc., Notes
7.125%	10/01/12	Baa3		90	95,083

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1		190	187,862
Owens Corning, Inc., Gtd. Notes
6.50%	12/01/16	Baa3		75	75,046

					262,908

Business Services
Manpower, Inc., Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	196,376

Chemicals — 0.2%
Dow Chemical Corp.,
Sr. Notes
6.125%	02/01/11	A3		275	278,825
Sr. Notes, MTN
4.375%	06/25/10	A3	EUR	155	206,473
DuPont (E.I.) de Nemours & Co.,
Sr. Unsec’d. Notes
5.60%	12/15/36	A2		285	258,419
Huntsman International LLC, Gtd. Notes
7.875%	11/15/14	B2		450	482,063

					1,225,780

Computer Services & Software — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes
5.25%	02/22/11	A1		295	293,231

Construction — 0.1%
D.R. Horton, Inc., Sr. Unsub. Notes
6.50%	04/15/16	Baa3		195	186,569
Pulte Homes, Inc., Gtd. Notes
5.20%	02/15/15	Baa3		305	274,071

					460,640

Consumer Products & Services — 0.2%
Aramark Corp., Sr. Notes, 144A(g)
8.856% (c)	02/01/15	B3		400	406,000
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2		205	200,041
McCormick & Co., Inc., Sr. Unsec’d. Notes
5.20%	12/15/15	A2		270	257,814
Procter & Gamble Co., Sr. Unsub. Notes
4.95%	08/15/14	Aa3		400	385,385

					1,249,240

Containers & Packaging — 0.1%
Sealed Air Corp., Sr. Notes, 144A(g)
5.375%	04/15/08	Baa3		215	213,828
Stone Container Finance, Gtd. Notes
7.375%	07/15/14	B3		250	240,000

					453,828

Distribution/Wholesale
3M Co., Notes, MTN(a)
5.70%	03/15/37	Aa1		220	211,768

Diversified Operations
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17	A3		210	212,647

Electric – Integrated
Virginia Electric & Power Co., Notes
4.50%	12/15/10	Baa1		200	193,534

Electronic Components & Equipment
Pacific Gas & Electric Co.,
Unsec’d. Notes
4.80%	03/01/14	Baa1		195	184,293

Entertainment & Leisure — 0.1%
CBS Corp., Gtd. Notes
5.625%	08/15/12	Baa3		105	103,234
Time Warner Entertainment Co. LP,
Debs.
7.25%	09/01/08	Baa2		275	280,011
Sr. Notes(a)
8.375%	07/15/33	Baa2		370	429,400

					812,645

Environmental Services — 0.1%
Veolia Environment, Sr. Unsub. Notes, MTN
4.875%	05/28/13	A3	EUR	200	268,009

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes
5.90%	04/01/17	Baa2		315	305,208

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Farming & Agriculture (cont’d.)
Cargill, Inc., Notes, 144A(g)
3.625%	03/04/09	A2		$460	$447,366

					752,574

Financial – Bank & Trust — 1.2%
BAC Capital Trust VI, Bank Gtd. Notes(a)
5.625%	03/08/35	Aa2		445	401,767
Bank of America Corp.,
Sr. Notes
4.875%	09/15/12	Aa1		400	386,539
Sr. Notes, MTN
6.125%	12/16/10	Aa1	GBP	215	429,577
Sub. Notes
5.75%	08/15/16	Aa2		245	241,735
Bank One Corp., Sub. Notes
5.25%	01/30/13	Aa3		285	279,067
BB&T Capital Trust II, Bank Gtd. Notes(a)
6.75%	06/07/36	A1		390	401,941
Capital One Capital IV, Gtd. Notes
6.745%	02/05/82	Baa1		400	368,041
Fannie Mae, Notes
4.375%	10/15/15	Aaa		800	748,190
FIA Card Services NA,
Notes
4.625%	08/03/09	Aaa		175	172,376
Sub. Notes
7.125%	11/15/12	Aa1		80	85,379
Freddie Mac,
Notes
6.00%	06/15/11	Aaa		1,125	1,154,886
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.375%	03/15/17	A2		240	230,537
Kinder Morgan Finance Co. ULC,
Gtd. Notes
5.70%	01/05/16	Ba2		300	276,503
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1		171	170,287
Sub. Notes
4.60%	02/01/13	A1		155	148,324
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17	A2		195	191,028
Sovereign Capital Trust VI, Gtd. Notes
7.908%	06/13/36	Baa1		200	213,716
Wachovia Corp., Sr. Notes
4.375%	08/01/16	Aa3	EUR	150	192,364
Wells Fargo & Co., Sr. Unsec’d.
4.875%	01/12/11	Aa1		270	265,007
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa1		300	281,317

					6,638,581

Financial – Brokerage — 0.1%
Jefferies Group, Inc.,
Debs.
5.875%	06/08/14	Baa1		126	124,505
Sr. Unsec’d. Notes
6.25%	01/15/36	Baa1		250	234,261
Legg Mason, Inc., Sr. Notes
6.75	07/02/08	A2		125	126,240

					485,006

Financial Services — 2.5%
American Express Co.,
Sr. Unsec’d.
5.25%	09/12/11	A1		260	257,222
American Express Credit Corp.,
Notes, MTN
3.625%	10/13/09	Aa3	EUR	210	277,182
American General Finance Corp.,
Gtd. Notes, 144A(g)
6.00%(c)	01/15/47	A3		120	114,760
Notes, MTN
5.40%	12/01/15	A1		355	342,120
Bear Stearns Cos., Inc. (The),
Sr. Unsec’d. Notes
5.50%	08/15/11	A1		230	227,778
Sub. Notes
5.55%	01/22/17	A2		110	104,058
Boeing Capital Corp. Ltd., Sr. Notes
6.10%	03/01/11	A2		255	260,538
CIT Group, Inc.,
Sr. Notes
6.00%	04/01/36	A2		190	176,929
Sr. Notes, MTN
4.25%	09/22/11	A2	EUR	150	195,234
Citigroup, Inc.,
Sr. Notes
3.875%	05/21/10	Aa1	EUR	130	171,876
5.30%	01/07/16	Aa1		300	289,959
Sub. Notes
4.75%(c)	02/10/19	Aa2	EUR	310	411,704
5.00%	09/15/14	Aa2		390	370,992
Countrywide Financial Corp.,
Sub. Notes
6.25%	05/15/16	Baa2		119	116,870
Countrywide Home Loan, Inc.,
Notes
4.125%	09/15/09	A3		400	387,970
Credit Suisse USA, Inc.,
Sr. Unsub. Notes
5.50%	08/16/11	Aa1		205	204,875
Erac USA Finance Co.,
Bonds, 144A(a)(g)
5.60%	05/01/15	Baa2		405	388,733
Ford Motor Credit Co. LLC,
Sr. Notes
5.80%	01/12/09	B1		385	376,858
Franklin Resources, Inc., Notes
3.70%	04/15/08	A1		80	78,977
Freddie Mac, Notes
5.00%	07/15/14	Aaa		600	588,763
GATX Financial Corp., Sr. Notes
5.50%	02/15/12	Baa1		180	175,295

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d)
General Electric Capital Corp.,
Sr. Notes, MTN
5.375%	10/20/16	Aaa		$375	$362,694
Sub. Notes
4.625%(c)	09/15/66	Aa1	EUR	250	322,147
GMAC LLC, Unsub. Notes, MTN
5.75%	09/27/10	Ba1	EUR	130	172,290
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34	A1		205	195,512
Sr. Notes
4.25%	08/04/10	Aa3	EUR	200	266,478
HSBC Finance Corp., Notes
5.00%	06/30/15	Aa3		510	477,685
Hutchinson Whampoa Finance Ltd.,
Gtd. Notes
5.875%	07/08/13	A3	EUR	132	185,391
International Lease Finance Corp.,
Notes
6.375%	03/15/09	A1		115	116,847
Notes, MTN
4.125%	10/09/08	A1	EUR	180	242,127
Unsec’d. Notes
5.125%	11/01/10	A1		130	128,450
John Deere Capital Corp.,
Notes, MTN
5.50%	04/13/17	A2		305	297,212
JPMorgan Chase & Co.,
Sub. Notes, MTN
4.375% (c)	11/12/19	Aa3	EUR	400	515,455
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	01/15/87	Aa3		195	185,331
Lehman Brothers Holdings, Inc.,
Sub. Notes, MTN
4.625% (c)	03/14/19	A2	EUR	300	387,757
Mangrove Bay Pass-Through Trust,
Notes, 144A(g)
6.102% (c)	07/15/33	Baa2		115	111,246
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11	Aa2	GBP	500	1,004,095
Merrill Lynch & Co.,
Sr. Unsub. Notes, MTN
4.625%	10/02/13	Aa3	EUR	200	263,505
Sub. Notes
6.05%	05/16/16	A1		485	479,727
6.22%	09/15/26	A1		190	185,118
Mizuho Capital Investment Ltd.,
Sub. Notes
5.02%(c)	06/29/49	A2	EUR	100	133,700
Sub. Notes, 144A(g)
6.686%(c)	03/29/49	A2		96	94,923
Morgan Stanley,
Sr. Notes, MTN
5.125%	11/30/15	Aa3	GBP	150	274,441
Sr. Unsec’d. Notes, MTN
6.25%	08/09/26	Aa3		$95	94,631
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes
6.346%(c)	07/29/49	A2		120	117,893
New York Life Global Funding,
Notes
4.375%	01/19/17	Aaa	EUR	250	320,926
Residential Capital LLC,
Gtd. Notes
5.125%	05/17/12	Baa3	EUR	450	577,445
6.125%	11/21/08	Baa3		410	406,258
6.50%	06/01/12	Baa3		180	175,643
US Bancorp, Sr. Notes, MTN
4.50%	07/29/10	Aa2		380	370,126
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	93,980

					14,077,726

Food
Wrigley, (Wm., Jr.) Co.,
Sr. Unsec’d. Notes
4.65%	07/15/15	A1		80	74,257

Healthcare Services — 0.2%
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13	Baa2		185	191,633
Triad Hospitals, Inc.,
Sr. Sub. Notes(a)
7.00%	11/15/13	B2		450	473,039
UnitedHealth Group, Inc.
Sr. Unsec’d. Notes
5.375%	03/15/16	A3		365	351,598
WellPoint, Inc., Sr. Unsub. Notes
5.00%	01/15/11	Baa1		200	195,555

					1,211,825

Home Builders — 0.2%
Centex Corp., Sr. Unsec’d. Notes
5.45%	08/15/12	Baa2		280	267,162
Lennar Corp., Gtd. Notes
5.60%	05/31/15	Baa2		330	309,231
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3		350	333,913
NVR, Inc., Sr. Unsec’d. Notes
5.00%	06/15/10	Baa3		130	126,736

					1,037,042

Hotels & Motels — 0.1%
Harrahs Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3		290	280,938

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Hotels & Motels (cont’d)
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		$150	$143,141

					424,079

Industrial Products
Enbridge, Inc., Sr. Unsec’d. Notes
5.60%	04/01/17	Baa1		200	192,362

Insurance — 0.9%
Ace INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17	A3		235	228,585
5.875%	06/15/14	A3		155	154,119
AIG SunAmerica, Gtd. Notes
5.625%	02/01/12	Aa2	GBP	250	487,040
American International Group, Inc.,
Jr. Sub. Notes
4.875%(c)	03/15/47	Aa3	EUR	300	384,514
Fund American Cos., Inc., Notes
5.875%	05/15/13	Baa2		200	196,671
Genworth Financial, Inc.,
Jr. Sub. Notes
6.15%(c)	11/15/46	A3		114	108,051
Unsec’d. Notes
5.75%	06/15/14	A2		285	283,756
MetLife, Inc.,
Jr. Sub. Notes
6.40%	12/15/66	Baa1		200	185,270
Sr. Unsec’d. Notes
6.125%	12/01/11	A2		450	459,551
Monumental Global Funding Ltd.,
Sec’d. Notes, MTN
5.375%	03/13/09	Aa3	EUR	150	204,871
Nationwide Mutual Insurance Co.,
Bonds, 144A(g)
6.60%	04/15/34	A2		115	109,720
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa3		145	156,697
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	467,629
Unsub. Notes, MTN
5.50%	05/14/09	Aa3	EUR	150	205,860
Principal Financial Global Funding LLC,
Sec’d. Notes, MTN
4.50%	01/22/09	AA(d)	EUR	150	201,932
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36	A2		175	169,619
Security Benefit Life Insurance Co.,
Notes, 144A(g)
7.45%	10/01/33	Baa2		95	102,092
Sun Life Financial Global Funding LP,
Notes, 144A(g)
5.60% (c)	10/06/13	Aa3		285	285,433
Torchmark Corp., Sr. Unsec’d. Notes
6.375%	06/15/16	Baa1		185	189,611
Travelers Cos., Inc. (The),
Jr. Sub. Debs.
6.25%	03/15/37	Baa1		200	192,190
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17	Baa2		150	146,879

					4,920,090

Media — 0.4%
Comcast Corp., Gtd. Notes
5.875%	02/15/18	Baa2		260	251,814
Idearc, Inc., Gtd. Notes
8.00%	11/15/16	B2		425	429,250
News America, Inc.,
Gtd. Notes
6.40%	12/15/35	Baa2		300	285,694
Sr. Notes, 144A(g)
6.15%	03/01/37	Baa2		275	253,503
Sinclair Broadcasting Group, Inc.,
Gtd. Notes
8.00%	03/15/12	B1		198	203,940
Time Warner Cable, Inc.,
Sr. Unsec’d. Notes, 144A
5.40%	07/02/12	Baa2		250	245,506
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2		190	187,888
Viacom, Inc., Sr. Notes
6.25%	04/30/16	Baa3		285	280,709

					2,138,304

Medical Supplies & Equipment — 0.1%
Eli Lilly & Co., Unsub. Notes
5.55%	03/15/37	Aa3		200	184,280
Medtronic, Inc., Sr. Notes
4.75%	09/15/15	A1		370	344,457
Wyeth, Notes
5.95%	04/01/37	A3		195	186,358

					715,095

Metals & Mining — 0.2%
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1		220	211,488
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes(a)
8.375%	04/01/17	Ba3		500	533,750
Vale Overseas Ltd., Gtd. Notes
6.25%	01/23/17	Baa3		290	287,628

					1,032,866

Office Equipment
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa3		85	83,540

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 0.9%
Amerada Hess Corp., Unsec’d. Notes
7.875%	10/01/29	Baa3	$130	$146,533
Apache Corp., Sr. Unsec’d. Notes
6.00%	01/15/37	A3	245	233,623
Atmos Energy Corp.,
Sr. Unsub. Notes
4.00%	10/15/09	Baa3	250	241,591
Baker Hughes, Inc., Sr. Notes
6.875%	01/15/29	A2	300	322,760
Boardwalk Pipeline LLC, Notes
5.50%	02/01/17	Baa2	60	57,165
Chesapeake Energy Corp.,
Gtd. Notes(a)
6.50%	08/15/17	Ba2	450	426,375
ConocoPhillips, Gtd. Notes
5.90%	10/15/32	A1	255	248,122
Devon Financing Corp. LLC,
Gtd. Notes
7.875%	09/30/31	Baa2	130	150,587
Devon Financing Corp. ULC.,
Gtd. Notes
6.875%	09/30/11	Baa2	190	198,348
Diamond Offshore Drilling, Inc.,
Sr. Notes
4.875%	07/01/15	Baa1	170	157,389
5.15%	09/01/14	Baa1	115	109,689
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes, 144A(g)
5.95%	04/15/17	Baa3	60	58,116
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa3	215	211,125
Halliburton Co., Sr. Unsec’d. Notes
5.50%	10/15/10	A2	380	379,631
Panhandle Eastern Pipe Line Co.,
Sr. Notes
4.80%	08/15/08	Baa3	90	89,191
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	12/15/15	Baa1	285	279,585
Gtd. Notes, 144A(c)(g)
6.66%	06/15/10	Baa1	195	200,070
Praxair, Inc., Bonds
5.20%	03/15/17	A2	200	192,181
Southern Natural Gas Co.,
Notes, 144A(g)
5.90%	04/01/17	Baa3	60	58,033
Sunoco, Inc., Sr. Notes
5.75%	01/15/17	Baa2	190	183,119
Valero Energy Corp., Sr. Notes
6.125%	06/15/17	Baa3	315	313,985
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	Ba2	450	477,562
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	170	165,083

				4,899,863

Paper & Forest Products — 0.1%
Georgia-Pacific Corp.,
Gtd. Notes, 144A(a)(g)
7.125%	01/15/17	Ba1	450	432,000

Pharmaceuticals — 0.1%
Cardinal Health, Inc., Bonds, 144A(g)
5.63%(c)	10/02/09	Baa2	205	205,123
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16	Baa2	140	134,146

				339,269

Railroads — 0.1%
Norfolk Southern Corp., Sr. Notes
6.00%	04/30/08	Baa1	295	295,930

Real Estate
ERP Operating LP, Notes
5.25%	09/15/14	Baa1	150	144,513
Regency Centers LP,
Sr. Unsec’d. Notes
5.875%	06/15/17	Baa2	85	83,589

				228,102

Real Estate Investment Trust — 0.2%
Archstone-Smith Operating Trust,
Sr. Unsec’d. Notes
5.25%	05/01/15	Baa1	255	246,513
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	185	188,895
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	190	181,174
Simon Property Group LP,
Unsub. Notes
5.75%	12/01/15	A3	285	281,995

				898,577

Restaurants
McDonald’s Corp., Bonds(a)
5.30%	03/15/17	A2	195	186,992

Retail & Merchandising — 0.5%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	A2	180	178,653
GSC Holdings Corp., Gtd. Notes
8.00%	10/01/12	Ba3	225	235,125
Home Depot, Inc., Sr. Unsec’d. Notes
5.40%	03/01/16	Aa3	210	196,852
JC Penney Corp., Inc., Notes
9.00%	08/01/12	Baa3	180	203,737

Kroger Co. (The), Gtd. Notes
8.05%	02/01/10	Baa2	220	231,986

Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Baa2	95	93,332

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity	Moody’s		Amount	Value
Rate	Date	Ratings		(000)#	(Note 2)

CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Target Corp. Notes
5.875%	07/15/16	A1		$405	$402,614
Wal-Mart Stores, Inc.,
Bonds
5.25%	09/01/35	Aa2		300	262,245
Notes
4.75%	01/29/13	Aa2	GBP	500	937,744

					2,742,288

Semiconductors
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.15%	06/15/12	Baa1		105	106,198

Software
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	154,288

Telecommunications — 0.6%
AT&T Broadband Corp., Gtd. Notes
8.375%	03/15/13	Baa2		300	334,893
AT&T, Inc., Notes
5.625%	06/15/16	A2		590	576,625
6.45%	06/15/34	A2		395	390,356
CenturyTel, Inc., Sr. Unsec’d. Notes
6.00%	04/01/17	Baa2		120	116,758
Rogers Wireless, Inc., Sec’d. Notes
6.375%	03/01/14	Baa3		450	454,805
SBC Communications, Notes
5.30%	11/15/10	A2		600	597,172
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28(a)	Baa3		170	161,817
6.90%	05/01/19	Baa3		305	302,533
Verizon Global Funding Corp.,
Notes
7.75%	12/01/30	A3		180	201,629

					3,136,588

Transportation — 0.1%
Burlington North Santa Fe Corp.,
Unsec’d. Notes
5.65%	05/01/17	Baa1		196	190,935
6.15%	05/01/37	Baa1		327	317,815

					508,750

Utilities — 0.8%
Alabama Power Co., Sr. Notes
5.55%(c)	08/25/09	A2		125	125,385
Appalachian Power Co., Notes
6.375%	04/01/36	Baa2		170	169,801
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes, 144(g)
5.90%	10/01/16	Baa2		290	286,219
Black Hills Corp., Sr. Unsub. Notes
6.50%	05/15/13	Baa3		190	189,375
Centerpoint Energy, Inc., Sr. Notes
7.25%	09/01/10	Ba1		190	198,415
Duke Energy Carolinas LLC,
Sr. Unsub. Notes
6.10%	06/01/37	A3		210	207,622
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		290	272,019
Exelon Generation Co. LLC, Notes
5.35%	01/15/14	Baa1		170	162,906
Florida Power & Light Co.,
First Mortgage
6.20%	06/01/36	Aa3		115	116,341
Midamerican Energy Holdings Co.,
Bonds
6.125%	04/01/36	Baa1		210	202,882
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	Baa2		245	239,895
National Gas Co. of Trinidad & Tobago Ltd.,
Notes, 144A(g)
6.05%	01/15/36	A3		155	147,672
NRG Energy, Inc., Gtd. Notes
7.25%	02/01/14	B1		175	175,437
7.375%	02/01/16	B1		365	365,912
Pacific Gas & Electric Co.,
Sr. Unsub. Notes
5.80%	03/01/37	Baa1		200	186,554
Progress Energy, Inc.,
Sr. Unsec’d. Notes
5.625%	01/15/16	Baa2		190	186,098
Public Service Co. of New Mexico,
Sr. Notes
4.40%	09/15/08	Baa2		255	251,004
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36	A3		285	267,530
Southern Co., Sr. Unsub. Notes
5.30%	01/15/12	A3		100	98,774
Tampa Electric Co. Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2		230	222,868
Union Electric Co., Sec. Notes
5.40%	02/01/16	A3		300	285,838
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2		145	130,463

					4,489,010

TOTAL CORPORATE OBLIGATIONS
(cost $61,431,257)					60,293,177

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity		Amount	Value
Rate	Date		(000)#	(Note 2)

U.S. TREASURY OBLIGATIONS — 8.7%
U.S. Treasury Bonds
4.75%	02/15/37		$1,740	$1,640,630
5.50%	08/15/28		2,640	2,738,794
8.00%	11/15/21		1,380	1,765,645
U.S. Treasury Inflationary Bonds, TIPS
2.00%	07/15/14		2,690	2,831,372
2.50%	07/15/16		1,790	1,811,491
4.25%	01/15/10		3,680	4,692,104
U.S. Treasury Notes
3.625%	06/30/07		4,795	4,795,000
4.00%	11/15/12(a)(k)		14,755	14,145,205
4.25%	11/30/07		4,630	4,617,703
4.875%	02/15/12(a)		7,125	7,116,094
5.00%	08/15/11		3,065	3,078,410

TOTAL U.S. TREASURY OBLIGATIONS
(cost $49,698,178)				49,232,448

		Moody’s
		Ratings

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37	Baa2	260	254,730
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	475,851
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
4.103%(c)	02/25/34	AAA(d)	198	196,423
Series 2004-D, Class 2A2
4.197%(c)	05/25/34	AAA(d)	93	92,688
Series 2004-H, Class 2A2
4.745%(c)	09/25/34	Aaa	104	102,581
Series 2004-I, Class 3A2
4.882%(c)	10/25/34	Aaa	99	97,320
Series 2005-J, Class 2A1
5.089%(c)	11/25/35	Aaa	671	661,958
Series 2005-J, Class 3A1
5.261%(c)	11/25/35	Aaa	279	274,886
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83%	08/15/38	AAA(d)	935	900,533
Series 2005-PW10, Class A1
5.085%	12/11/40	AAA(d)	823	816,832
Series 2005-PWR8, Class A4
4.674%	06/11/41	Aaa	425	395,349
Series 2005-PWR9, Class AAB
4.804%	09/15/42	Aaa	600	575,590
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	486	476,879
Series 2006-PW12, Class A4
5.895%(c)	09/11/38	Aaa	750	746,638
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	500	485,745
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1, Class A4
5.40%(c)	07/15/44	Aaa	575	556,787
Series 2007-CD4, Class ASB
5.278%	12/11/49	Aaa	625	606,648
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	475	461,060
DLJ Commercial Mortgage Corp.,
Series 1999-CG2, Class A1B
7.30%	06/10/32	Aaa	440	451,687
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	566,312
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	538	533,827
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A2
3.835%	10/08/08	Aaa	30	29,548
Series 2005-GG3, Class A2
4.305%	08/10/42	Aaa	950	925,470
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	325	310,839
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	270	271,736
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	431	439,482
Series 2005-LPD4, Class ASB
4.824%(c)	10/15/42	Aaa	950	910,196
Series 2006 CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	804,737
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	1,025	1,016,700
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636%	11/15/27	Aaa	716	703,534
Series 2005-C1, Class A4
4.742%	02/15/30	Aaa	750	703,691
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	1,050	1,002,974
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-0, Class 5A1
4.797%(c)	01/25/34	AAA(d)	416	402,811
Series 2005-AR2, Class 2A2
4.545%(c)	03/25/35	Aaa	158	155,547
Series 2006-AR12, Class 1A1
6.031%(c)	09/25/36	Aaa	828	830,253
Series 2006-AR16, Class A1
5.674%(c)	10/25/36	Aaa	663	659,157

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $19,490,730)				18,896,999

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount	Value
Rate	Date	Ratings	(000)#	(Note 2)

ASSET-BACKED SECURITIES — 3.0%
Bank of America Credit Card Trust,
Series 2007-C1, Class C1
5.61%(c)	06/16/14	Baa2	$1,000	$1,001,250
BankBoston Home Equity Loan Trust,
Series 1998-1, Class A6
6.35%	02/25/13	Aaa	38	38,528
Capital Auto Receivables Asset Trust,
Series 2006-SN1, Class A4A, 144A(g)
5.32%	03/20/10	AAA(d)	1,175	1,172,961
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AA(d)	170	170,661
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
5.62%(c)	11/17/14	Baa2	1,000	1,001,250
Series 2007-C3, Class C3
5.62%(c)	04/15/13	Baa2	395	395,000
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Aaa	275	276,222
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	24	23,375
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa	432	412,622
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	1,050	1,050,420
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	A3	285	281,021
Commercial Mortgage Pass-Through
Certificates,
Series 2005-LP5, Class A1
4.235%	05/10/43	Aaa	21	20,811
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	442,734
Federal Home Loan Mortgage Corp.,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	293	24,645
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	90	7,943
Series 2631, Class IG, IO(g)
4.50%	07/15/11	Aaa	19	71
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	214	8,687
Series 2631, Class LI, IO(g)
4.50%	06/15/11	Aaa	18	45
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	914,835
Series 3195, Class PN
6.50%	08/15/30	Aaa	802	816,044
Series R003, Class VA
5.50%	08/15/16	Aaa	661	656,998
Federal National Mortgage Assoc.,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	33	8,746
Series 2002-74, Class PJ
5.00%	03/25/15	Aaa	539	536,103
Series 2003-40, Class NI, IO(g)
5.50%	04/01/33	Aaa	67	4,403
Series 2003-92, Class NM
3.50%	04/25/13	Aaa	164	162,175
Series 2004-21, Series AC
4.00%	05/25/16	Aaa	690	672,578
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	606	604,342
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/17/12	Aaa	295	293,663
Series 2007-3, Class C
5.62%(c)	06/15/13	Baa2	525	527,063
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	475	468,395
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26%	11/15/12	Aaa	900	897,347
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	613	612,205
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	192	189,651
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,075	1,039,861
Series 2006-C3, Class C3
5.61%(c)	10/15/13	Baa2	210	210,072
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Aaa	475	488,915
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	500	523,660
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	800	800,889

TOTAL ASSET-BACKED SECURITIES
(cost $16,850,148)				16,756,191

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Federal Home Loan Bank
5.125%	08/14/13		925	913,613
5.60%	06/28/11		105	106,270
Federal Home Loan Mortgage Corp.
4.625%	02/21/08		735	731,556
5.125%	02/27/09		490	489,162
5.50%	03/01/18-09/01/20		1,825	1,796,635

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

				Principal
Interest	Maturity			Amount	Value
Rate	Date			(000)#	(Note 2)

U.S. GOVERNMENT AGENCY OBLIGATIONS
(CONTINUED)
Federal National Mortgage Assoc.
3.25%	08/15/08			$2,110	$2,063,956
4.375%	09/15/12(a)			1,050	1,006,229
4.50%	02/15/11-09/01/34			3,116	2,992,687
4.625%	10/15/14			1,500	1,431,588
4.875%	12/15/16			340	325,359
5.50%	08/01/19			581	572,509
6.00%	05/15/11-03/01/33			3,645	3,737,852
Student Loan Marketing Assoc. Corp.
3.70%(c)	04/01/09			155	145,145

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $16,636,576)					16,312,561

		Moody’s
		Ratings

SOVEREIGN ISSUES — 0.9%
Argentina Bonos, Bonds
0.82%(c)	09/30/14	B+(d)		7,324	2,652,753
Jamaica Government International Bond,
Unsec’d. Notes
10.625%	06/20/17	B1		1,025	1,222,312
Mexico Government International Bond,
Unsub. Notes, MTN
6.375%	01/16/13	Baa1		270	279,180
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Baa2		690	621,407
South Africa Government International
Bond, Notes
6.50%	06/02/14	Baa1		500	515,000

TOTAL SOVEREIGN ISSUES
(cost $5,343,455)					5,290,652

MUNICIPAL BONDS — 0.1%
California
California State Variable Purpose,
Revenue Bonds
5.25%	04/01/34	A1		105	112,889

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aaa		125	120,841

New York
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aa2		195	196,790

West Virginia — 0.1%
Tobacco Settlement Finance Authority of
West Virginia, Revenue Bond
7.467%	06/01/47	Baa3		265	269,025

TOTAL MUNICIPAL BONDS
(cost $688,662)					699,545

				Units

WARRANT*
Republic of Venezuela, expiring
on 04/15/2020 (Venezuela)(g)
(cost $0)				1,250	—

TOTAL LONG-TERM INVESTMENTS
(cost $506,364,295)					507,570,246

				Shares

SHORT-TERM INVESTMENTS — 11.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.7%
Dryden Core Investment Fund –
Taxable Money Market Series
(cost $54,532,908; includes
$26,764,732 of cash collateral
for securities on loan)(b)(w)
(Note 4)				54,532,908	54,532,908

				Principal
Interest	Maturity			Amount
Rate	Date			(000)#

FOREIGN TREASURY BILLS — 1.4%
Egypt Treasury Bill (Egypt)(n)
6.96%	08/14/07		EGP	24,000	4,184,242
8.64%	04/15/08		EGP	22,800	3,788,385

TOTAL FOREIGN TREASURY BILLS
(cost $7,932,691)					7,972,627

TOTAL SHORT-TERM INVESTMENTS
(cost $62,465,599)					62,505,535

TOTAL INVESTMENTS, BEFORE SECURITIES
SOLD SHORT — 101.1%
(cost $568,829,894; Note 6)					570,075,781

SECURITIES SOLD SHORT — (0.3)%
Federal National Mortgage Assoc.
5.50%	TBA			$600	(578,625)
6.50%	TBA			950	(958,906)

TOTAL SECURITIES SOLD SHORT
(proceeds received $1,536,477)					(1,537,531)

TOTAL INVESTMENTS, NET OF SECURITIES
SOLD SHORT(o) — 100.8%
(cost $567,293,417; Note 6)					568,538,250
Liabilities in excess of other assets(x) — (0.8)%					(4,726,727)

NET ASSETS — 100.0%					$563,811,523

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Denmark Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLZ	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
*	Non-income producing.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $26,227,474; cash collateral of $26,764,732 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of June 30, 2007, 1 security representing $0 and 0.00% of the total net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(v)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and forward foreign currency contracts as follows:

Futures contracts open at June 30, 2007:

Number			Value at	Value at	Unrealized
of		Expiration	Trade	June 30,	Appreciation
Contracts	Type	Date	Date	2007	(Depreciation)

Long Positions:
36	10 Year U.S. Treasury Notes	Sep 07	$3,839,332	$3,805,312	$(34,020)
16	20 Year U.S. Treasury Bond	Sep 07	1,746,757	1,724,000	(22,757)

					(56,777)

Short Positions:
14	2 Year U.S. Treasury Notes	Sep 07	2,855,563	2,852,938	2,625
28	10 Year U.K. Gilt	Sep 07	5,934,593	5,827,294	107,299
128	10 Year U.S. Treasury Notes	Sep 07	13,482,047	13,530,000	(47,953)

					61,971

					$5,194

Forward foreign currency exchange contracts outstanding at June 30, 2007:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Australian Dollar,
Expiring 08/23/07	AUD	185	$156,305	$157,022	$717
Brazilian Real,
Expiring 08/17/07	BRL	9,246	4,482,000	4,762,381	280,381
Canadian Dollar,
Expiring 08/23/07	CAD	4,879	4,436,948	4,586,364	149,416
Chinese Yuan,
Expiring 08/14/07	CNY	79,370	10,309,000	10,428,252	119,252
Expiring 02/14/08	CNY	16,154	2,194,000	2,186,150	(7,850)
Expiring 06/16/07	CNY	39,390	5,406,000	5,416,009	10,009
Denmark Krone,
Expiring 08/23/07	DKK	6,025	1,097,404	1,097,575	171
Euro,
Expiring 08/23/07	EUR	22,966	31,173,842	31,143,949	(29,893)

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)

Indian Rupee,
Expiring 08/23/07	INR	448,780	$10,898,000	$11,025,172	$127,172
Indonesia Rupiah,
Expiring 08/23/07	IDR	2,632,380	292,000	290,357	(1,643)
Expiring 10/23/07	IDR	48,474,800	5,269,000	5,329,960	60,960
Expiring 11/23/07	IDR	24,214,380	2,733,000	2,658,170	(74,830)
Japanese Yen,
Expiring 08/23/07	JPY	6,859,183	57,625,659	56,124,279	(1,501,380)
South Korean Won,
Expiring 08/23/07	KRW	7,225,088	7,831,360	7,835,046	3,686
Malaysian Ringgit,
Expiring 08/21/07	MYR	24,062	11,375,000	11,433,242	58,242
Mexican Peso,
Expiring 08/23/07	MXN	165,940	15,256,914	15,310,954	54,040
Norwegian Krone,
Expiring 08/23/07	NOK	4,156	691,767	705,494	13,727
Polish Zloty,
Expiring 08/23/07	PLZ	31,932	11,344,523	11,473,556	129,033
Pound Sterling,
Expiring 08/23/07	GBP	3,674	7,296,035	7,372,531	76,496
Russian Ruble,
Expiring 07/17/07	RUB	141,878	5,504,000	5,521,012	17,012
Expiring 08/23/07	RUB	440,153	17,107,288	17,155,776	48,488
Singapore Dollar,
Expiring 08/23/07	SGD	30,532	20,673,070	20,409,461	(263,609)
South African Rand,
Expiring 08/23/07	ZAR	20,701	2,930,000	2,908,052	(21,948)
Swedish Krona,
Expiring 08/23/07	SEK	47,554	7,023,936	6,972,570	(51,366)
Taiwan Dollar,
Expiring 08/23/07	TWD	76,793	2,320,030	2,346,216	26,186
Turkish Lira,
Expiring 08/23/07	TRY	3,473	2,526,435	2,591,477	65,042

			$247,953,516	$247,241,027	$(712,489)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Brazilian Real,
Expiring 07/09/07	BRL	17,601	$8,507,004	$9,111,263	$(604,259)
Canadian Dollar,
Expiring 08/23/07	CAD	915	844,555	859,783	(15,228)
Chinese Yuan,
Expiring 08/14/07	CNY	79,370	10,512,906	10,487,300	25,606
Expiring 02/14/08	CNY	16,154	2,211,420	2,186,150	25,270
Euro,
Expiring 08/23/07	EUR	29,049	39,182,980	39,392,863	(209,883)
Japanese Yen,
Expiring 08/23/07	JPY	2,483,899	20,295,299	20,324,147	(28,848)
Malaysian Ringgit,
Expiring 08/21/07	MYR	20,006	5,806,000	5,810,149	(4,149)
Mexican Peso,
Expiring 08/23/07	MXN	98,304	9,007,556	9,070,343	(62,787)
Polish Zloty,
Expiring 08/23/07	PLZ	17,465	6,317,897	6,275,243	42,654
Pound Sterling,
Expiring 08/23/07	GBP	923	1,826,306	1,851,610	(25,304)

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)

Russian Ruble,
Expiring 07/17/07	RUB	15,237	$586,000	$592,915	$(6,915)
Singapore Dollar,
Expiring 08/23/07	SGD	396	258,000	260,180	(2,180)
South African Rand,
Expiring 08/23/07	ZAR	2,897	414,512	406,915	7,597
Swedish Krona,
Expiring 08/23/07	SEK	9,710	1,432,655	1,423,667	8,988
Turkish Lira,
Expiring 08/23/07	TRY	12,963	9,348,958	9,674,225	(325,267)

			$116,552,048	$117,726,753	$(1,174,705)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Foreign Bonds	48.5%
U.S. Government Agency Mortgage-Backed Securities	11.8
Affiliated Money Market Mutual Fund (4.7% represents investments purchased with collateral from securities on loan)	9.7
U.S. Treasury Obligations	6.2
Collateralized Mortgage Obligations	3.4
Asset-Backed Securities	3.0
U.S. Government Agency Obligations	2.9
U.S. Treasury Notes	2.5
Financial Services	2.5
Foreign Treasury Bills	1.4
Financial – Bank & Trust	1.2
Sovereign Issues	0.9
Insurance	0.9
Oil & Gas	0.9
Utilities	0.8
Telecommunications	0.6
Retail & Merchandising	0.5
Media	0.4
Consumer Products & Services	0.2
Chemicals	0.2
Healthcare Services	0.2
Home Builders	0.2
Metals & Mining	0.2
Advertising	0.2
Real Estate Investment Trust	0.2
Entertainment & Leisure	0.1
Farming & Agriculture	0.1
Medical Supplies & Equipment	0.1
Municipal Bonds	0.1
Automobile Manufacturers	0.1
Transportation	0.1
Financial – Brokerage	0.1
Construction	0.1
Containers & Packaging	0.1
Paper & Forest Products	0.1
Hotels & Motels	0.1
Pharmaceuticals	0.1
Railroads	0.1
Computer Services & Software	0.1
Environmental Services	0.1
Building Materials	0.1

101.1
Securities Sold Short	(0.3)
Liabilities in excess of other assets	(0.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $26,227,474:
Unaffiliated investments (cost $514,296,986)	$515,542,873
Affiliated investments (cost $54,532,908)	54,532,908
Cash	1,519,035
Foreign currency, at value (cost $21,933,220)	22,143,959
Receivable for fund share sold	11,015,900
Dividends and interest receivable	9,650,510
Unrealized appreciation on foreign currency forward contracts	1,350,145
Receivable for investments sold	1,017,888
Prepaid expenses	3,717

Total Assets	616,776,935

LIABILITIES:
Payable to broker for collateral for securities on loan	26,764,732
Payable for investments purchased	21,094,499
Unrealized depreciation on foreign currency forward contracts	3,237,339
Securities sold short, at value (proceeds received $1,536,477)	1,537,531
Advisory fees payable	194,282
Accrued expenses and other liabilities	100,814
Due to broker-variation margin	35,749
Shareholder servicing fees payable	427
Payable for fund share repurchased	39

Total Liabilities	52,965,412

NET ASSETS	$563,811,523

Net assets were comprised of:
Paid-in capital	$538,016,514
Retained earnings	25,795,009

Net assets, June 30, 2007	$563,811,523

Net asset value and redemption price per share, $563,811,523/48,209,076 outstanding shares of beneficial interest	$11.70

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest	$12,382,047
Affiliated dividend income	825,525
Affiliated income from securities lending, net	15,807

13,223,379

EXPENSES
Advisory fees	2,076,406
Shareholder servicing fees and expenses	181,686
Custodian and accounting fees	110,000
Audit fee	19,000
Transfer agent’s fees and expenses	9,000
Trustees’ fees	8,000
Insurance expenses	7,000
Shareholders’ reports	4,000
Legal fees and expenses	3,000
Miscellaneous	4,412

Total expenses	2,422,504

NET INVESTMENT INCOME	10,800,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,102,357)
Futures transactions	734,101
Options written	(329,052)
Short sales	4,872
Foreign currency transactions	4,419,838

3,727,402

Net change in unrealized appreciation (depreciation) on:
Investments	(8,113,927)
Futures	(349,538)
Foreign currencies	(879,761)
Short sales	(4,815)

(9,348,041)

NET LOSS ON INVESTMENTS	(5,620,639)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,180,236

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$10,800,875	$18,156,435
Net realized gain on investments and foreign currencies	3,727,402	2,740,747
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,348,041)	9,277,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,180,236	30,174,835

DISTRIBUTIONS	—	(12,949,371)

FUND SHARE TRANSACTIONS:
Fund share sold [10,447,693 and 11,463,785 shares, respectively]	122,187,915	128,604,504
Fund share issued in reinvestment of distributions [0 and 1,175,078 shares, respectively]	—	12,949,371
Fund share repurchased [6,121,622 and 17,013,344 shares, respectively]	(71,275,157)	(190,627,929)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	50,912,758	(49,074,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,092,994	(31,848,590)
NET ASSETS:
Beginning of period	507,718,529	539,567,119

End of period	$563,811,523	$507,718,529

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%		Value
COMMON STOCKS	Shares	(Note 2)

Advertising — 1.7%
Lamar Advertising Co.
(Class A Stock)(a)	453,618	$28,469,066

Airlines — 1.6%
Southwest Airlines Co.(a)	1,844,300	27,498,513

Broadcasting — 0.4%
XM Satellite Radio Holdings, Inc.
(Class A Stock)*	548,700	6,458,199

Building & Construction — 0.6%
Foster Wheeler Ltd.*	85,200	9,115,548

Business Services — 2.0%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	785,200	33,677,228

Clothing & Apparel — 1.0%
Coach, Inc.*	370,100	17,539,039

Computer Services & Software — 8.7%
Autodesk, Inc.*	518,100	24,392,148
Automatic Data Processing, Inc.	493,200	23,905,404
Electronic Arts, Inc.*(a)	364,600	17,252,872
Microsoft Corp.	2,158,700	63,616,889
NAVTEQ Corp.*(a)	112,300	4,754,782
Red Hat, Inc.*(a)	567,000	12,632,760

		146,554,855

Computers — 1.5%
Apple, Inc.*	205,800	25,115,832

Construction — 0.5%
McDermott International, Inc.*(a)	108,400	9,010,208

Consumer Staples – Home Products — 1.6%
Harman International Industries, Inc.	230,700	26,945,760

Electronic Components & Equipment — 4.2%
General Electric Co.	1,839,000	70,396,920

Entertainment & Leisure — 1.5%
International Game Technology	639,500	25,388,150

Farming & Agriculture — 1.0%
Monsanto Co.	236,800	15,993,472

Financial Services — 8.0%
E*TRADE Financial Corp.*	772,000	17,053,480
Franklin Resources, Inc.	216,500	28,679,755
Interactive Brokers Group, Inc.*	318,200	8,632,766
Morgan Stanley	376,100	31,547,268
State Street Corp.	723,300	49,473,720

		135,386,989

Hotels & Motels — 2.1%
Marriott International, Inc.
(Class A Stock)	434,645	18,794,050
MGM Mirage*	207,300	17,098,104

		35,892,154

Insurance — 2.1%
WellPoint, Inc.*	451,200	36,019,296

Internet Services — 9.1%
eBay, Inc.*(a)	733,400	23,600,812
Google, Inc. (Class A Stock)*	98,100	51,343,578
Juniper Networks, Inc.*(a)	1,964,700	49,451,499
Monster Worldwide, Inc.*(a)	330,100	13,567,110
Yahoo!, Inc.*(a)	574,800	15,594,324

		153,557,323

Manufacturing — 2.6%
Danaher Corp.	584,300	44,114,650

Medical Supplies & Equipment — 2.7%
Medtronic, Inc.	611,800	31,727,948
St. Jude Medical, Inc.*	330,100	13,695,849

		45,423,797

Oil & Gas — 1.8%
Schlumberger Ltd. (Netherlands)	361,700	30,722,798

Pharmaceuticals — 8.6%
Celgene Corp.*(a)	369,300	21,171,969
Cephalon, Inc.*(a)	138,500	11,134,015
Genentech, Inc.*	373,400	28,251,444
Gilead Sciences, Inc.*	1,124,000	43,577,480
Schering-Plough Corp.	639,400	19,463,336
Wyeth	376,900	21,611,446

		145,209,690

Retail & Merchandising — 12.4%
Amazon.com, Inc.*(a)	683,400	46,751,394
Bed Bath & Beyond, Inc.*	493,800	17,771,862
CVS Corp.	971,883	35,425,135
Kohl’s Corp.*	481,000	34,165,430
Lowe’s Cos., Inc.	509,900	15,648,831
Target Corp.	588,300	37,415,880
Walgreen Co.(a)	520,900	22,679,986

		209,858,518

Semiconductors — 11.4%
Analog Devices, Inc.	822,000	30,940,080
Applied Materials, Inc.(a)	1,203,720	23,917,916
ASML Holding NV (Netherlands)*	658,400	18,073,080
Broadcom Corp. (Class A Stock)*	797,200	23,318,100
Intel Corp.	1,030,800	24,491,808
Marvell Technology Group Ltd. (Bermuda)*(a)	2,051,900	37,365,099
Xilinx, Inc.(a)	1,289,900	34,530,623

		192,636,706

Software — 1.3%
Adobe Systems, Inc.*	524,700	21,066,705

Telecommunications — 8.8%
American Tower Corp.
(Class A Stock)*	1,761,600	73,987,200
Cisco Systems, Inc.*	701,900	19,547,915
Crown Castle International Corp.*(a)	528,700	19,175,949
MetroPCS Communications, Inc.*	491,500	16,239,160
QUALCOMM, Inc.	461,900	20,041,841

		148,992,065

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Transportation — 1.2%
Expeditors International Washington, Inc.(a)	495,000	$20,443,500

TOTAL LONG-TERM INVESTMENTS
(cost $1,499,246,365)		1,661,486,981

SHORT-TERM INVESTMENT — 19.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $332,107,525; includes $304,869,085 of cash collateral for securities on loan)(b)(w) (Note 4)	332,107,525	332,107,525

TOTAL INVESTMENTS — 118.1%
(cost $1,831,353,890; Note 6)		1,993,594,506
Liabilities in excess of other assets — (18.1)%		(305,990,753)

NET ASSETS — 100.0%
		$1,687,603,753

The following abbreviation is used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $294,081,261; cash collateral of $304,869,085 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (18.1% represents investments purchased with collateral from securities on loan)	19.7%
Retail & Merchandising	12.4
Semiconductors	11.4
Internet Services	9.1
Telecommunications	8.8
Computer Services & Software	8.7
Pharmaceuticals	8.6
Financial Services	8.0
Electronic Components & Equipment	4.2
Medical Supplies & Equipment	2.7
Manufacturing	2.6
Insurance	2.1
Hotels & Motels	2.1
Business Services	2.0
Oil & Gas	1.8
Advertising	1.7
Airlines	1.6
Consumer Staples – Home Products	1.6
Entertainment & Leisure	1.5
Computers	1.5
Software	1.3
Transportation	1.2
Clothing & Apparel	1.0
Farming & Agriculture	1.0
Building & Construction	0.6
Construction	0.5
Broadcasting	0.4

118.1
Liabilities in excess of other assets	(18.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $294,081,261:
Unaffiliated investments (cost $1,499,246,365)	$1,661,486,981
Affiliated investments (cost $332,107,525)	332,107,525
Receivable for investments sold	5,557,350
Receivable for fund share sold	1,960,645
Dividends and interest receivable	1,089,527
Prepaid expenses	2,079

Total Assets	2,002,204,107

LIABILITIES:
Payable to broker for collateral for securities on loan	304,869,085
Payable for investments purchased	4,837,251
Payable to custodian	4,130,265
Advisory fees payable	563,864
Accrued expenses and other liabilities	190,159
Shareholder servicing fees payable	9,712
Payable for fund share repurchased	18

Total Liabilities	314,600,354

NET ASSETS	$1,687,603,753

Net assets were comprised of:
Paid-in capital	$1,710,948,691
Retained earnings	(23,344,938)

Net assets, June 30, 2007	$1,687,603,753

Net asset value and redemption price per share, $1,687,603,753/144,604,091 outstanding shares of beneficial interest	$11.67

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$8,260,453
Affiliated dividend income	766,467
Affiliated income from securities lending, net	184,590

9,211,510

EXPENSES
Advisory fees	6,949,260
Shareholder servicing fees and expenses	551,873
Custodian and accounting fees	97,000
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	6,000
Shareholders’ reports	5,000
Legal fees and expenses	4,000
Insurance expenses	4,000
Miscellaneous	7,001

Total expenses	7,641,134

NET INVESTMENT INCOME	1,570,376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on Investment transactions	31,130,827
Net change in unrealized appreciation (depreciation) on Investments	70,067,377

NET GAIN ON INVESTMENTS	101,198,204

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,768,580

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,570,376	$2,565,109
Net realized gain (loss) on investments	31,130,827	(11,254,266)
Net change in unrealized appreciation (depreciation) on investments	70,067,377	85,598,021

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	102,768,580	76,908,864

FUND SHARE TRANSACTIONS:
Fund share sold [38,569,337 and 120,005,167 shares, respectively]	433,006,671	1,233,690,204
Fund share repurchased [32,514,951 and 14,294,197 shares, respectively]	(352,800,213)	(143,464,507)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	80,206,458	1,090,225,697

TOTAL INCREASE IN NET ASSETS	182,975,038	1,167,134,561
NET ASSETS:
Beginning of period	1,504,628,715	337,494,154

End of period	$1,687,603,753	$1,504,628,715

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value
COMMON STOCKS	Shares	(Note 2)

Building & Construction — 1.2%
Foster Wheeler Ltd.*	86,580	$9,263,194

Building & Real Estate — 0.2%
Saint Joe Co. (The)(a)	39,700	1,839,698

Business Services — 0.4%
China Shenhua Energy Co. Ltd.
(Class H Stock) (China)	870,500	3,039,269

Chemicals — 3.2%
Dow Chemical Co.	72,000	3,183,840
DuPont (E.I.) de Nemours & Co.	89,700	4,560,348
L’Air Liquide (France)	24,848	3,260,616
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	150,100	11,703,297
Praxair, Inc.	20,300	1,461,397

		24,169,498

Construction — 2.1%
McDermott International, Inc.*	76,900	6,391,928
Technip SA (France)	115,490	9,545,540

		15,937,468

Containers & Packaging — 0.8%
Smurfit-Stone Container Corp.*	470,462	6,261,849

Diversified Metals — 1.8%
Companhia Vale do Rio Doce, ADR (Brazil)(a)	243,400	10,843,470
Nucor Corp.	45,000	2,639,250

		13,482,720

Electronic Components & Equipment — 0.2%
Duke Energy Corp.	93,800	1,716,540

Energy Services — 3.5%
Edison International	41,800	2,345,816
NRG Energy, Inc.*(a)	204,400	8,496,908
Peabody Energy Corp.(a)	173,400	8,389,092
W-H Energy Services, Inc.*(a)	116,700	7,224,897

		26,456,713

Exploration & Production — 7.3%
Devon Energy Corp.(a)	146,114	11,439,265
Encore Acquisition Co.*(a)	156,600	4,353,480
Murphy Oil Corp.	262,200	15,585,168
Nexen, Inc. (Canada)	72,200	2,234,590
Royal Dutch Shell PLC, ADR (United Kingdom)	267,500	21,721,000

		55,333,503

Forest Products — 0.6%
Domtar Corp. (Canada)*	433,340	4,836,074

Gas Transmission & Distribution — 0.4%
Spectra Energy Corp.	132,600	3,442,296

Industrial Products — 0.1%
Tmk OAO, GDR (Russia)	32,100	1,171,329

Integrated Petroleum — 11.9%
Baker Hughes, Inc.	206,900	17,406,497
BP PLC, ADR (United Kingdom)	194,300	14,016,802
ChevronTexaco Corp.	67,156	5,657,222
Eni SpA, ADR (Italy)	120,700	8,732,645
Exxon Mobil Corp.	272,700	22,874,076
LUKOIL, ADR (Russia)	67,300	5,161,910
Total Fina SA, ADR (France)	208,400	16,876,232

		90,725,384

Machinery & Equipment — 6.3%
ALSTOM (France)	8,900	1,484,099
Bucyrus International, Inc. (Class A Stock)(a)	41,700	2,951,526
Caterpillar, Inc.	98,400	7,704,720
Deere & Co.	65,600	7,920,544
Finning International, Inc. (Canada)	115,800	3,291,644
Grant Prideco, Inc.*	190,400	10,249,232
Joy Global, Inc.	114,500	6,678,785
Terex Corp.*(a)	94,600	7,690,980

		47,971,530

Metals & Mining — 9.7%
Agnico Eagle Mines Ltd. (China)	53,400	1,949,100
Alcan, Inc. (Canada)	38,300	3,113,790
Arch Coal, Inc.(a)	205,300	7,144,440
Barrick Gold Corp. (Canada)	128,600	3,738,402
BHP Billiton Ltd. (Australia)	351,313	10,433,477
CONSOL Energy, Inc.	260,400	12,007,044
Freeport-McMoRan Copper & Gold, Inc.	52,203	4,323,452
Mechel OAO, ADR (Russia)(a)	102,700	3,751,631
Newmont Mining Corp.(a)	118,226	4,617,908
Rio Tinto PLC (United Kingdom)	178,062	13,622,423
Teck Cominco Ltd. (Class B Stock) (Canada)	162,400	6,902,000
Yamana Gold, Inc. (Canada)	209,900	2,334,088

		73,937,755

Oil & Gas — 18.0%
Bill Barrett Corp.*(a)	67,500	2,486,025
Compton Petroleum Corp. (Canada)*	377,900	3,760,105
Diamond Offshore Drilling, Inc.(a)	190,600	19,357,336
Electromagnetic GeoService (Norway)*	220,600	4,451,691
Gazprom OAO (Russia)	36,100	1,512,951
Halliburton Co.	59,600	2,056,200
Hess Corp.	37,600	2,216,896
Integra Group Holdings (Russia)*	79,200	1,437,480
Key Energy Services, Inc.*	38,800	718,964
Mol Magyar Olaj-Es Gazipari Rt. GDR (Hungary)	26,500	4,081,000
Nabors Industries Ltd.*(a)	129,400	4,319,372
Petroleo Brasileiro SA, ADR (Brazil)	47,400	5,056,632
Saipem SpA (Italy)	43,900	1,506,807
Schlumberger Ltd.	329,400	27,979,236
Statoil ASA (Norway)	460,750	14,295,133
Sunoco, Inc.	98,800	7,872,384

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Oil & Gas (cont’d.)
TETRA Technologies, Inc.*(a)	95,500	$2,693,100
Transocean, Inc. (Cayman Islands)*	153,700	16,289,126
Valero Energy Corp.	73,734	5,445,993
Williams Cos., Inc.	290,400	9,182,448

		136,718,879

Oil Field Equipment & Services — 3.1%
Cameron International Corp.*	331,200	23,670,864

Paper & Forest Products — 3.4%
International Paper Co.(a)	244,000	9,528,200
Kimberly-Clark Corp.	68,400	4,575,276
Louisiana-Pacific Corp.(a)	39,500	747,340
Potlatch Corp.	93,000	4,003,650
Temple-Inland, Inc.	32,400	1,993,572
Weyerhaeuser Co.	61,071	4,820,334

		25,668,372

Petroleum Exploration & Production — 14.5%
Anadarko Petroleum Corp.	92,300	4,798,677
BG Group PLC (United Kingdom)	418,009	6,852,241
BJ Services Co.	360,500	10,252,620
Canadian Natural Resources Ltd. (Canada)(a)	289,600	19,214,960
ConocoPhillips	231,456	18,169,296
EOG Resources, Inc.(a)	121,900	8,906,014
FMC Technologies, Inc.*	87,000	6,892,140
Newfield Exploration Co.*	46,500	2,118,075
Noble Corp. (Cayman Islands)(a)	124,100	12,102,232
Smith International, Inc.(a)	323,600	18,975,904
XTO Energy, Inc.	31,376	1,885,698

		110,167,857

Precious Metals — 1.0%
Meridian Gold, Inc.*	277,200	7,645,176

Railroads — 0.6%
Burlington Northern Santa Fe Corp.	52,200	4,444,308

Real Estate Investment Trust — 2.0%
AMB Property Corp.	50,600	2,692,932
Archstone-Smith Trust	48,000	2,837,280
Boston Properties, Inc.(a)	26,900	2,747,297
Camden Property Trust(a)	33,000	2,210,010
Duke-Weeks Realty Corp.(a)	45,730	1,631,189
ProLogis	34,715	1,975,284
Simon Property Group, Inc.	11,800	1,097,872

		15,191,864

Services – Industrial Services — 0.2%
Infrasource Services, Inc.*	38,200	1,417,220

Steel Producers — 0.3%
Tenaris SA, ADR (Luxembourg)	44,000	2,154,240

Telecommunications — 0.3%
Quanta Services, Inc.*	70,100	2,149,967

Utilities — 3.0%
Dynegy, Inc.*	975,000	9,204,000
Exelon Corp.	71,800	5,212,680
Reliant Energy, Inc.*	319,000	8,597,050

		23,013,730

TOTAL LONG-TERM INVESTMENTS
(cost $539,645,568)		731,827,297

SHORT-TERM INVESTMENTS — 19.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 18.8%
Dryden Core Investment Fund – Taxable Money Market Series (cost $143,212,930; includes $113,154,975 of cash collateral for securities on loan)(b)(w) (Note 4)	143,212,930	143,212,930

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings	(000)#

COMMERCIAL PAPER (n) — 0.8%
Southern Co.(h)
(cost $5,978,720; purchased 06/28/07)
5.32%	7/25/07	NR	$6,000	5,978,720

TOTAL SHORT-TERM INVESTMENTS
(cost $149,191,650)				149,191,650

TOTAL INVESTMENT(o) — 115.7% (cost $ 688,837,218); Notes 6)				881,018,947
Liabilities in execess of other assets — (15.7)%				(119,866,073)

NET ASSETS — 100.0%				$761,152,874

The following abbreviations are used in portfolio descriptions:

144A

Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities is $110,126,983; cash collateral of $113,154,975 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)

Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities - see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $5,978,720. The aggregate market value of $5,978,720 is approximately 0.79% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(n)	Rates shown are the effective yields at purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(o)	As of June 30, 2007, 6 securities representing $40,060,053 and 5.3% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (14.9% represents investments purchased with collateral from securities on loan)	18.8%
Oil & Gas	18.0
Petroleum Exploration & Production	14.5
Integrated Petroleum	11.9
Metals & Mining	9.7
Exploration & Production	7.3
Machinery & Equipment	6.3
Energy Services	3.5
Paper & Forest Products	3.4
Chemicals	3.2
Oil Field Equipment & Services	3.1
Utilities	3.0
Construction	2.1
Real Estate Investment Trust	2.0
Diversified Metals	1.8
Building & Construction	1.2
Precious Metals	1.0
Containers & Packaging	0.8
Commercial Paper	0.8
Forest Products	0.6
Railroads	0.6
Gas Transmission & Distribution	0.4
Business Services	0.4
Steel Producers	0.3
Telecommunications	0.3
Building & Real Estate	0.2
Electronic Components & Equipment	0.2
Services – Industrial Services	0.2
Industrial Products	0.1

115.7
Liabilities in excess of other assets	(15.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value, including securities on loan of $110,126,983:
Unaffiliated investments (cost $545,624,288)	$737,806,017
Affiliated investments (cost $143,212,930)	143,212,930
Receivable for investments sold	2,503,183
Receivable for fund share sold	1,429,648
Dividends and interest receivable	697,084
Prepaid expenses	2,838

Total Assets	885,651,700

LIABILITIES:
Payable to broker for collateral for securities on loan	113,154,975
Payable for investments purchased	10,460,530
Payable to custodian	442,570
Advisory fees payable	324,417
Accrued expenses and other liabilities	110,715
Shareholder servicing fees payable	5,452
Payable for fund share repurchased	167

Total Liabilities	124,498,826

NET ASSETS	$761,152,874

Net assets were comprised of:
Paid-in capital	$473,631,563
Retained earnings	287,521,311

Net assets, June 30, 2007	$761,152,874

Net asset value and redemption price per share, $761,152,874/21,207,072 outstanding shares of beneficial interest	$35.89

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $369,642 foreign withholding tax)	$5,539,349
Affiliated dividend income	477,958
Unaffiliated interest	172,365
Affiliated income from securities lending, net	94,743

6,284,415

EXPENSES
Advisory fees	2,788,425
Shareholder servicing fees and expenses	216,878
Custogdian and accounting fees	63,000
Audit fee	9,000
Transfer agent’s fees and expenses	9,000
Loan interest expense (Note 7)	7,085
Trustees’ fees	7,000
Insurance expenses	7,000
Shareholders’ reports	3,000
Legal fees and expenses	2,000
Miscellaneous	5,469

Total expenses	3,117,857

NET INVESTMENT INCOME	3,166,558

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	33,810,249
Foreign currency transactions	(27,062)

33,783,187

Net change in unrealized appreciation (depreciation) on:
Investments	89,784,290
Foreign currencies	242

89,784,532

NET GAIN ON INVESTMENTS AND
FOREIGN CURRENCIES	123,567,719

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,734,277

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,166,558	$5,104,293
Net realized gain on investments and foreign currencies	33,783,187	54,716,528
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	89,784,532	6,925,624

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	126,734,277	66,746,445

DISTRIBUTIONS	—	(38,093,576)

FUND SHARE TRANSACTIONS:
Fund share sold [4,632,432 and 10,064,032 shares, respectively]	150,840,536	287,798,972
Fund share issued in reinvestment of distributions [0 and 1,407,225 shares, respectively]	—	38,093,576
Fund share repurchased [3,529,888 and 6,557,271 shares, respectively]	(107,060,450)	(182,334,557)

INCREASE IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	43,780,086	143,557,991

TOTAL INCREASE IN NET ASSETS	170,514,363	172,210,860
NET ASSETS:
Beginning of period	590,638,511	418,427,651

End of period	$761,152,874	$590,638,511

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 37.1%		Value
COMMON STOCKS	Shares	(Note 2)

Advertising — 0.6%
Omnicom Group, Inc.	16,500	$873,180
R.H. Donnelley Corp.	9,600	727,488

		1,600,668

Aerospace — 0.4%
General Dynamics Corp.	3,200	250,304
Northrop Grumman Corp.	4,700	365,989
United Technologies Corp.	6,300	446,859

		1,063,152

Aerospace & Defense — 0.1%
Boeing Co. (The)	1,200	115,392

Apparel/Shoes — 0.2%
Chico’s FAS, Inc.*	18,400	447,856

Automobile Manufacturers — 0.9%
Johnson Controls, Inc.	13,900	1,609,203
PACCAR, Inc.	9,100	792,064

		2,401,267

Automotive Parts — 0.4%
BorgWarner, Inc.	10,800	929,232

Beverages — 0.7%
Anheuser-Busch Cos., Inc.	10,200	532,032
Constellation Brands, Inc. (Class A Stock)*	24,800	602,144
Fortune Brands, Inc.	8,200	675,434
PepsiCo, Inc.	2,000	129,700

		1,939,310

Biotechnology — 0.2%
Amgen, Inc.*	4,600	254,334
Millennium Pharmaceuticals, Inc.*	21,900	231,483

		485,817

Broadcasting — 0.3%
News Corp. (Class A Stock)	37,700	799,617

Building Materials — 0.5%
Masco Corp.	47,200	1,343,784

Chemicals — 0.2%
Praxair, Inc.	6,100	439,139

Clothing & Apparel — 0.2%
Coach, Inc.*	9,500	450,205

Commercial Banks — 0.1%
City National Corp.	4,600	350,014

Commercial Services — 0.3%
McGraw-Hill Cos., Inc. (The)	11,900	810,152
Moody’s Corp.	1,100	68,420

		878,572

Computer Hardware — 0.4%
Apple, Inc.*	3,100	378,324
Dell, Inc.*	26,900	767,995

		1,146,319

Computer Services & Software — 0.5%
Automatic Data Processing, Inc.	2,400	116,328
Citrix Systems, Inc.*	16,800	565,656
Intuit, Inc.*	18,100	544,448
Red Hat, Inc.*	7,800	173,784

		1,400,216

Consumer Products & Services — 0.5%
Johnson & Johnson	16,700	1,029,054
Procter & Gamble Co.	2,500	152,975

		1,182,029

Diversified Operations — 0.9%
General Electric Co.	59,600	2,281,488

Educational Services
ITT Educational Services, Inc.*	500	58,690

Electric — 0.1%
Pepco Holdings, Inc.	11,400	321,480

Electronic Components & Equipment — 0.1%
Rockwell Automation, Inc.	3,700	256,928

Entertainment & Leisure — 0.9%
Carnival Corp.	23,900	1,165,603
Harley-Davidson, Inc.	8,900	530,529
Intl Game Technology	6,900	273,930
Las Vegas Sands Corp.*	3,100	236,809
Wynn Resorts Ltd.	3,200	287,008

		2,493,879

Exchange Traded Funds — 3.8%
iShares MSCI Emerging Markets Index Fund*	77,150	10,135,195

Financial – Bank & Trust — 1.9%
Bank of New York Co., Inc.*	38,700	1,603,728
Fifth Third Bancorp	29,100	1,157,307
Wells Fargo & Co.	66,300	2,331,771

		5,092,806

Financial Services — 3.4%
Blackstone Group LP (The)*	7,411	216,920
Citigroup, Inc.	62,700	3,215,883
Goldman Sachs Group, Inc. (The)	1,100	238,425
JPMorgan Chase & Co.	27,900	1,351,755
Merrill Lynch & Co., Inc.	2,900	242,382
Morgan Stanley	35,000	2,935,800
PNC Financial Services Group, Inc.	12,700	909,066

		9,110,231

Food — 0.3%
Sysco Corp.	27,100	894,029

Gas Transmission & Distribution — 0.1%
NiSource, Inc.	17,400	360,354

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Healthcare Services — 0.4%
Laboratory Corp. of America Holdings*	2,700	$211,302
UnitedHealth Group, Inc.	18,800	961,432

		1,172,734

Industrial Products — 0.6%
Illinois Tool Works, Inc.	27,300	1,479,387
Precision Castparts Corp.	600	72,816

		1,552,203

Insurance — 0.8%
Aflac, Inc.	8,800	452,320
Allstate Corp. (The)	11,400	701,214
American International Group, Inc.	2,800	196,084
Hartford Financial Service Group, Inc.	7,900	778,229

		2,127,847

Internet Services — 1.2%
eBay, Inc.*	9,800	315,364
Google, Inc. (Class A Stock)*	1,400	732,732
Monster Worldwide, Inc.*	5,500	226,050
Symantec Corp.*	51,100	1,032,220
Yahoo!, Inc.*	28,000	759,640

		3,066,006

Media — 0.2%
Viacom, Inc. (Class B Stock)*	15,200	632,776

Medical Equipment & Devices — 0.1%
Becton Dickinson & Co.	2,000	149,000

Medical Products — 0.4%
C.R. Bard, Inc.	3,500	289,205
Medtronic, Inc.	14,000	726,040

		1,015,245

Medical Supplies & Equipment — 0.9%
Abbott Laboratories	1,700	91,035
Alcon, Inc. (Switzerland)	1,600	215,856
Baxter International, Inc.	6,400	360,576
Genzyme Corp.*	20,400	1,313,760
Hologic, Inc.*	1,400	77,434
Quest Diagnostics, Inc.	5,800	299,570

		2,358,231

Metals & Mining
Peabody Energy Corp.	1,300	62,894

Networking/Telecommunications Equipment
Research in Motion Ltd.*	500	99,995

Oil & Gas — 2.1%
Apache Corp.	1,500	122,385
ChevronTexaco Corp.	5,900	497,016
ENSCO International, Inc.	12,900	787,029
EOG Resources, Inc.	8,800	642,928
Exxon Mobil Corp.	7,800	654,264
GlobalSantaFe Corp. (Cayman Islands)	12,600	910,350
Halliburton Co.	24,400	841,800
Range Resources Corp.	3,100	115,971
Schlumberger Ltd.	3,700	314,278
Southwestern Energy Co.*	3,000	133,500
Weatherford International Ltd.*	3,800	209,912
XTO Energy, Inc.	4,600	276,460

		5,505,893

Oil Well Services & Equipment — 0.1%
Baker Hughes, Inc.	2,700	227,151

Pharmaceuticals — 3.0%
Allergan, Inc.	36,400	2,098,096
Bristol-Myers Squibb Co.	27,600	871,056
Cephalon, Inc.*	4,100	329,599
Express Scripts, Inc.*	3,400	170,034
Genentech, Inc.*	3,100	234,546
Medco Health Solutions, Inc.*	13,000	1,013,870
Merck & Co., Inc.	25,800	1,284,840
Wyeth	32,900	1,886,486

		7,888,527

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	20,300	1,728,342

Restaurants — 0.1%
Starbucks Corp.*	5,700	149,568

Retail — 0.4%
Costco Wholesale, Inc.	18,100	1,059,212

Retail & Merchandising — 1.1%
Abercrombie & Fitch Co., (Class A Stock)	2,900	211,642
Amazon.com, Inc.*	11,400	779,874
Best Buy Co., Inc.	2,800	130,676
Home Depot, Inc.	26,600	1,046,710
J. Crew Group, Inc.*	900	48,681
Target Corp.	9,300	591,480

		2,809,063

Semiconductors — 1.9%
Analog Devices, Inc.	35,300	1,328,692
Broadcom Corp., (Class A Stock)*	4,700	137,475
Intel Corp.	81,600	1,938,816
Linear Technology Corp.	16,100	582,498
Microchip Technology, Inc.	2,400	88,896
Texas Instruments, Inc.	3,600	135,468
Xilinx, Inc.	28,000	749,560

		4,961,405

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value
(Continued)	Shares	(Note 2)

Software — 1.3%
Adobe Systems, Inc.*	5,600	$224,840
BEA Systems, Inc.*	35,700	488,733
McAfee, Inc.*	1,700	59,840
Microsoft Corp.	92,400	2,723,028

		3,496,441

Telecommunications — 1.5%
AT&T, Inc.	29,000	1,203,500
Cisco Systems, Inc.*	16,700	465,095
QUALCOMM, Inc.	9,000	390,510
Sprint Nextel Corp.	90,600	1,876,326

		3,935,431

Thrifts & Mortgage Finance — 0.3%
Freddie Mac	12,300	746,610

Transportation — 0.5%
FedEx Corp.	12,300	1,364,931

Utilities — 1.5%
American Electric Power Co., Inc.	14,600	657,584
Dominion Resources, Inc.	2,600	224,406
Exelon Corp.	32,000	2,323,200
Northeast Utilities	1,000	28,360
Sempra Energy	13,800	817,374

		4,050,924

TOTAL LONG-TERM INVESTMENTS
(cost $97,331,742)		98,138,098

SHORT-TERM INVESTMENT — 62.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $165,674,882)(w) (Note 4)	165,674,882	165,674,882

TOTAL INVESTMENTS — 99.6%
(cost $263,006,624; Note 6)		263,812,980
Other assets in excess of liabilities(x) — 0.4%		1,111,355

NET ASSETS — 100.0%		$264,924,335

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes unrealized appreciation on futures contracts as follows:

Futures contracts open at June 30, 2007:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation

Short Positions:
170	S&P 500	Sep 07(1)	$65,092,363	$64,404,500	$687,863

(1)	Cash of $2,380,000 has been segregated with the custodian to cover requirements for open futures contracts at June 30, 2007.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund	62.5%
Exchange Traded Funds	3.8
Financial Services	3.4
Pharmaceuticals	3.0
Oil & Gas	2.1
Financial – Bank & Trust	1.9
Semiconductors	1.9
Utilities	1.5
Telecommunications	1.5
Software	1.3
Internet Services	1.2
Retail & Merchandising	1.1
Entertainment & Leisure	0.9
Automobile Manufacturers	0.9
Medical Supplies & Equipment	0.9
Diversified Operations	0.9
Insurance	0.8
Beverages	0.7
Railroads	0.7
Advertising	0.6
Industrial Products	0.6
Computer Services & Software	0.5
Transportation	0.5
Building Materials	0.5
Consumer Products & Services	0.5
Healthcare Services	0.4
Computer Hardware	0.4
Aerospace	0.4
Retail	0.4
Medical Products	0.4
Automotive Parts	0.4
Food	0.3
Commercial Services	0.3
Broadcasting	0.3
Thrifts & Mortgage Finance	0.3
Media	0.2
Biotechnology	0.2
Clothing & Apparel	0.2
Apparel/Shoes	0.2
Chemicals	0.2
Gas Transmission & Distribution	0.1
Commercial Banks	0.1
Electric	0.1
Electronic Components & Equipment	0.1
Oil Well Services & Equipment	0.1
Restaurants	0.1
Medical Equipment & Devices	0.1
Aerospace & Defense	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST UBS DYNAMIC ALPHA PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2007

ASSETS:
Investments at value:
Affiliated investments (cost $165,674,882)	$165,674,882
Unaffiliated investments (cost $97,331,742)	98,138,098
Cash	3,991,143
Receivable for investments sold	2,010,160
Dividends and interest receivable	677,222
Receivable for fund share sold	451,840
Due from broker-variation margin	76,500
Prepaid expenses	1,819

Total Assets	271,021,664

LIABILITIES:
Payable for investments purchased	5,840,515
Accrued expenses and other liabilities	151,604
Advisory fees payable	103,520
Shareholder servicing fees payable	1,510
Payable for fund share repurchased	180

Total Liabilities	6,097,329

NET ASSETS	$264,924,335

Net assets were comprised of:
Paid-in capital	$301,676,444
Retained earnings	(36,752,109)

Net assets, June 30, 2007	$264,924,335

Net asset value and redemption price per share, $264,924,335/18,616,194 outstanding shares of beneficial interest	$14.23

STATEMENT OF OPERATIONS
(Unaudited)
Six Months Ended June 30, 2007

INVESTMENT INCOME
Affiliated dividend income	$1,258,101
Unaffiliated dividend income (net of $856 foreign withholding tax)	202,521

1,460,622

EXPENSES
Advisory fees	413,293
Custodian and accounting fees	33,000
Shareholder servicing fees and expenses	24,680
Transfer agent’s fees and expenses	9,000
Audit fee	8,000
Trustees’ fees	6,000
Legal fees and expenses	5,000
Shareholders’ reports	2,000
Insurance expenses	2,000
Miscellaneous	11,642

Total expenses	514,615

NET INVESTMENT INCOME	946,007

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	27,844,084
Futures transactions	(805,166)

27,038,918

Net change in unrealized appreciation (depreciation) on:
Investments	(19,709,949)
Futures	687,863

(19,022,086)

NET GAIN ON INVESTMENTS	8,016,832

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,962,839

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
	Six Months Ended June 30, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$946,007	$3,259,694
Net realized gain on investments	27,038,918	7,401,722
Net change in unrealized appreciation (depreciation) on investments	(19,022,086)	8,671,811

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	8,962,839	19,333,227

DISTRIBUTIONS	—	(5,250,669)

FUND SHARE TRANSACTIONS:
Fund share sold [5,917,868 and 662,315 shares, respectively]	83,876,725	8,461,947
Fund share issued in reinvestment of distributions [0 and 414,091 shares, respectively]	—	5,250,669
Fund share repurchased [1,029,674 and 3,446,898 shares, respectively]	(14,137,917)	(43,803,913)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM FUND SHARE TRANSACTIONS	69,738,808	(30,091,297)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,701,647	(16,008,739)
NET ASSETS:
Beginning of period	186,222,688	202,231,427

End of period	$264,924,335	$186,222,688

SEE NOTES TO FINANCIAL STATEMENTS.

A296

NOTES TO THE FINANCIAL STATEMENTS OF
ADVANCED SERIES TRUST
(Unaudited)
1. General

Advanced Series Trust (formerly known as American Skandia Trust) (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on October 31, 1988 as a Massachusetts business trust. The Trust operates as a series company and, at June 30, 2007 issued 43 classes of shares of beneficial interest (collectively the “Portfolios”).

Purchases of shares of the Portfolios may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (“Contractholders”), or by qualified plans. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies.

The Portfolios of the Trust have the following investments objectives:

AST Advanced Strategies Portfolio (“Advanced Strategies”): Highest level of absolute return. The Portfolio invests its assets in a diversified allocation of domestic and international equity securities and domestic and international fixed-income securities.

AST Aggressive Asset Allocation Portfolio (“Aggressive Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests 100% of its assets in underlying mutual funds that invest primarily in equity securities.

AST AllianceBernstein Core Value Portfolio (“AllianceBernstein Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

AST AllianceBernstein Growth & Income Portfolio (“AllianceBernstein Growth & Income”): Long-term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuations in relation to their fundamental business prospects.

AST AllianceBernstein Managed Index 500 Portfolio (“AllianceBernstein Managed Index 500”): Outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500.

AST American Century Income & Growth Portfolio (“American Century Income & Growth”): Capital growth and, secondarily, current income by investing primarily in stocks of large U.S. companies selected through quantitative investment techniques.

AST American Century Strategic Allocation Portfolio (“American Century Strategic Allocation”), formerly known as AST American Century Strategic Balanced Portfolio: Capital growth by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 65% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 35% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 80% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 20% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”): Maximize total return by investing primarily in equity securities of real estate companies.

B1

AST Conservative Asset Allocation Portfolio (“Conservative Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 55% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 45% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST DeAM Large-Cap Value Portfolio (“DeAM Large-Cap Value”): Maximum capital growth by investing in equity securities of large capitalization companies included in the Russell 1000 Value Index.

AST DeAM Small-Cap Value Portfolio (“DeAM Small-Cap Value”): Maximum capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Value Index.

AST Federated Aggressive Growth Portfolio (“Federated Aggressive Growth”): Capital growth by investing primarily in stocks of small companies that are traded on national securities exchanges, Nasdaq stock exchange and the over-the-counter-market.

AST First Trust Balanced Target Portfolio (“First Trust Balanced Target”): Long-Term capital growth balanced by current income. The Portfolio invests approximately 65% of its assets in equity securities and approximately 35% of its assets in fixed-income securities.

AST First Trust Capital Appreciation Target Portfolio (“First Trust Capital Appreciation Target”): Long-Term capital growth. The Portfolio invests approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed-income securities.

AST Goldman Sachs Concentrated Growth Portfolio (“Goldman Sachs Concentrated Growth”): Capital growth by investing primarily in equity securities.

AST Goldman Sachs Mid-Cap Growth Portfolio (“Goldman Sachs Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”): Long-term capital growth by investing primarily in equity securities of small capitalization companies that are believed to be undervalued.

AST High Yield Portfolio (“High Yield”), formerly known as AST Goldman Sachs High Yield: High current income and may consider potential for capital appreciation. The Portfolio invests in high yield fixed income securities that, at the time of purchase, are non-investment grade securities.

AST International Growth Portfolio (“International Growth”): Long-term capital growth by investing primarily in equity securities of foreign companies.

AST International Value Portfolio (“International Value”): Capital growth by investing primarily in equity securities of foreign companies represented in the MSCI EAFE Index.

AST JPMorgan International Equity Portfolio (“JPMorgan International Equity”): Capital growth by investing primarily in equity securities of foreign companies.

AST Large-Cap Value Portfolio (“Large-Cap Value”): Current income and long-term growth of income, as well as capital appreciation by investing, under normal circumstances, at least 80% of its assets plus borrowings for investment purposes in common stocks of large cap U.S. companies.

AST Lord Abbett Bond-Debenture Portfolio (“Lord Abbett Bond-Debenture”): High current income and the opportunity for capital appreciation to produce a high total return by investing primarily in high yield and investment grade debt securities, securities convertible into common stock and preferred stock.

AST Marsico Capital Growth Portfolio (“Marsico Capital Growth”): Capital growth by investing primarily in common stocks with the majority of the portfolio’s assets in large capitalization stocks.

AST MFS Global Equity Portfolio (“MFS Global Equity”): Capital growth by investing primarily in common stocks and related securities of U.S. and foreign issuers.

AST MFS Growth Portfolio (“MFS Growth”): Long-term capital growth and future income by investing primarily in common stocks and related securities.

AST Mid-Cap Value Portfolio (“Mid-Cap Value”), formerly known as AST Gabelli All-Cap Value Portfolio: Capital growth by investing in readily marketable equity securities.

B2

AST Money Market Portfolio (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

AST Neuberger Berman Mid-Cap Growth Portfolio (“Neuberger Berman Mid-Cap Growth”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Mid-Cap Value Portfolio (“Neuberger Berman Mid-Cap Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

AST Neuberger Berman Small-Cap Growth Portfolio (“Neuberger Berman Small-Cap Growth”, formerly known as AST DeAM Small-Cap Growth Portfolio): Maximize capital growth by investing primarily in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

AST PIMCO Limited Maturity Bond Portfolio (“PIMCO Limited Maturity Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from one to three years.

AST PIMCO Total Return Bond Portfolio (“PIMCO Total Return Bond”): Maximize total return, consistent with preservation of capital by investing primarily in higher-quality fixed income securities of varying maturities, so that the portfolio’s expected average duration will be from three to six years.

AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”): Highest potential total return consistent with specified level of risk tolerance through investment in a portfolio of mutual funds. Under normal circumstances, the Portfolio invests approximately 35% of its assets in underlying mutual funds that invest primarily in equity securities and approximately 65% of its assets in underlying mutual funds that invest primarily in debt securities or money market instruments.

AST Small-Cap Growth Portfolio (“Small-Cap Growth”): Capital growth by investing in common stocks of small capitalization companies.

AST Small-Cap Value Portfolio (“Small-Cap Value”): Long-term capital growth by investing primarily in stocks and equity-related securities of small capitalization companies that appear to be undervalued.

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”): A high level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.

AST T. Rowe Price Global Bond Portfolio (“T. Rowe Price Global Bond”): High current income and capital growth by investing primarily in high-quality foreign and U.S. dollar-denominated bonds.

AST T. Rowe Large-Cap Growth Portfolio (“T. Rowe Large-Cap Growth”): Long-term capital growth by investing predominantly in the equity securities of a limited number of large, high-quality U.S. companies.

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”): Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources and other basic commodities.

AST UBS Dynamic Alpha Portfolio (“UBS Dynamic Alpha”), formerly known as AST Global Allocation Portfolio: Maximize total return by investing in multiple asset classes on a global basis utilizing sophisticated asset allocation and currency management techniques.

2. Accounting Policies

The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Portfolios in the preparation of their financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the co-managers, in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and

B3

options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, Advanced Strategies, American Century Strategic Allocation, Federated Aggressive Growth, First Trust Balanced Target, First Trust Capital Appreciation Target, International Growth, International Value, JPMorgan International Equity, MFS Global Equity, MFS Growth, T. Rowe Price Asset Allocation, and T. Rowe Price Natural Resources held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds, excluding exchange traded funds, are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. Money Market uses amortized cost to value short-term securities. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities that are held in the non-money market Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities (except for Money Market, which is limited to 10% of net assets, and AllianceBernstein Core Value and AllianceBernstein Managed Index 500, which are limited to 5% of their respective net assets). Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: Portfolio securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on current rates of exchange. Purchases and sales of Portfolio securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Portfolio securities, resulting from changes in exchange rates.

B4

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Portfolios (except for Money Market) may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating-Rate Notes Issued in Conjunction with Securities Held: Certain Portfolios may invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with benchmarked short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is generally more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No.140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

B5

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”Subsequent payments known as “variation margin,”are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

Short Sales: Certain Portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may also sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statements of Operations as net realized gain or loss on short sales.

Loan Participations: Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Swap Agreements: The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Portfolios may be unable to close out their positions at the same time or at the same price as if they had purchased comparable publicly

B6

traded securities, or that the counterparty may default on its obligation to perform. The Portfolios may enter swap agreements as either the protection buyer or protection seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. Some Portfolios may enter into total return swaps to manage their exposure to a security or an index. In a total return swap, cash flows are exchanged based on a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. The market-linked return may include, among other things, the total return of a security or an index. These agreements involve elements of credit and market risk. Risks include the possibility that no liquid market exists for these obligations, the counterparty may default on its obligation, or unfavorable changes may exist in the security or index underlying the swap.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements may involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities. Lower rated or non-investment grade (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic developments in a specific industry or region.

Delayed Delivery Transactions: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Security Loans: The Portfolios may lend their portfolio securities to broker-dealers. Security loans are limited to 33 1/3% of the total assets of the respective portfolio. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolios. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolios have the right to repurchase the securities using the collateral in the open market. The Portfolios recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Dividends and Distributions: Dividends, if any, from net investment income are declared and paid at least annually by all Portfolios other than Money Market. In the case of Money Market, dividends are declared daily and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Net realized gains from investment transactions, if any, are distributed at least annually. These dividends and distributions are determined in

B7

accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Portfolios have entered into investment management agreements with AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”);the co-managers (together the “Investment Manager”) which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisers for their respective Portfolios:

AllianceBernstein L.P. for AllianceBernstein Core Value, AllianceBernstein Growth and Income, and AllianceBernstein Managed Index 500;

American Century Investment Management, Inc. for American Century Income and Growth and American Century Strategic Allocation;

Clear Bridge Advisors for a portion of Small-Cap Value;

Cohen & Steers Capital Management, Inc. for Cohen & Steers Realty;

Deutsche Asset Management, Inc. for DeAM Large-Cap Value and DeAM Small-Cap Value;

Dreman Value Management for a portion of Small-Cap Value and a portion of Large-Cap Value;

Eagle Asset Management for a portion of Small-Cap Growth;

Earnest Partners LLC, for a portion of Mid-Cap Value;

Federated Equity Management Company of Pennsylvania and Federated MDTA LLC for Federated Aggressive Growth;

First Trust Advisors L.P. for First Trust Balanced Target and First Trust Capital Appreciation Target;

Goldman Sachs Asset Management, L.P. for Goldman Sachs Concentrated Growth, Goldman Sachs Small-Cap Value and Goldman Sachs Mid-Cap Growth;

Hotchkis and Wiley Capital Management, LLC for a portion of Large-Cap Value;

J.P. Morgan Investment Management, Inc. for JPMorgan International Equity and a portion of Small-Cap Value and a portion of Large-Cap Value;

Lee Munder Investments Ltd. for a portion of Small-Cap Value;

Lord Abbett & Co. LLC for Lord Abbett Bond-Debenture;

LSV Asset Management for portion of International Value and a portion of Advanced Strategies;

Marsico Capital Management LLC for Marsico Capital Growth and a portion of Advanced Strategies and a portion of International Growth;

Massachusetts Financial Services Company for MFS Global Equity and MFS Growth;

Neuberger Berman Management, Inc. for Neuberger Berman Mid-Cap Value, Neuberger Berman Mid-Cap Growth, Neuberger Berman Small-Cap Growth and for a portion of Small-Cap Growth;

Pacific Investment Management Company LLC for PIMCO Total Return Bond, PIMCO Limited Maturity Bond, High Yield and a portion of Advanced Strategies;

PI, through its Strategic Investment Research Group team, also directly manages a portion of the assets of Advanced Strategies and manages Aggressive Asset Allocation, Capital Growth Asset Allocation, Balanced Asset Allocation, Conservative Asset Allocation, and Preservation Asset Allocation;

Prudential Investment Management, Inc. (“PIM”) for Money Market;

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Thornburg for a portion of International Value;

T. Rowe Price Associates, Inc. for T. Rowe Price Asset Allocation, T. Rowe Price Large-Cap Growth, and T. Rowe Price Natural Resources and a portion of Advanced Strategies;

T. Rowe Price International, Inc. for T. Rowe Price Global Bond;

UBS Global Asset Management (Americas), Inc. for UBS Dynamic Alpha (formerly AST Global Allocation) (beginning May 1, 2007);

WEDGE Capital Management, LLP for a portion Mid-Cap Value;

William Blair & Company, LLC for a portion of International Growth and a portion of Advanced Strategies.

Advisory Fees and Expense Limitations: The Investment Manager receives a fee, computed daily and payable monthly, based on the annual rates specified below, of the value of each Portfolio’s average daily net assets. The Investment Manager pays each Subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable to the Portfolios by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

	Advisory	Effective Advisory	Expense
	Fees	Fees	Limitations

Advanced Strategies	0.85%	0.85%	N/A
Aggressive Asset Allocation	0.15%	0.15%	—	†
AllianceBernstein Core Value	0.75%	0.75%	—	†
AllianceBernstein Growth & Income	0.75%	0.75%	—	†
AllianceBernstein Managed Index 500	0.60%	0.60%	0.80%
American Century Income & Growth	0.75%	0.75%	—	†
American Century Strategic Allocation	0.85%	0.85%	1.25%
Balanced Asset Allocation	0.15%	0.15%	—	†
Capital Growth Asset Allocation	0.15%	0.15%	—	†
Cohen & Steers Realty	1.00%	1.00%	1.45%
Conservative Asset Allocation	0.15%	0.15%	—	†
DeAM Large-Cap Value	0.85%	0.85%	—	†
DeAM Small-Cap Value	0.95%	0.95%	1.14%
Federated Aggressive Growth	0.95%	0.95%	—	†
First Trust Balanced Target	0.85%	0.85%	N/A
First Trust Capital Appreciation Target	0.85%	0.85%	N/A
Goldman Sachs Concentrated Growth	0.90%	0.75%	0.86%
Goldman Sachs Mid-Cap Growth	1.00%	1.00%	1.12%
Goldman Sachs Small-Cap Value	0.95%	0.95%	—	†
High Yield	0.75%	0.75%	0.88%
International Growth	1.00%	1.00%	1.75%
International Value	1.00%	1.00%	1.50%
JPMorgan International Equity	1.00% first $75 million;	0.87%	1.01%
	0.85% in excess of $75 million
Large-Cap Value	0.75%	0.75%	1.20%
Lord Abbett Bond-Debenture	0.80%	0.77%	0.89%
Marsico Capital Growth	0.90%	0.90%	1.35%
MFS Global Equity	1.00%	1.00%	1.18%
MFS Growth	0.90%	0.90%	1.35%
Mid-Cap Value	0.95%	0.95%	1.45%
Money Market	0.50%	0.47%	0.56%
Neuberger Berman Mid-Cap Growth	0.90% first $1 billion;	0.90%	1.25%
	0.85% in excess of $1 billion
Neuberger Berman Mid-Cap Value	0.90% first $1 billion;	0.89%	1.25%
	0.85% in excess of $1 billion
Neuberger Berman Small-Cap Growth	0.95%	0.95%	—	†
PIMCO Limited Maturity Bond	0.65%	0.65%	1.05%
PIMCO Total Return Bond	0.65%	0.65%	1.05%
Preservation Asset Allocation	0.15%	0.15%	—	†

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	Advisory	Effective Advisory	Expense
	Fees	Fees	Limitations

Small-Cap Growth	0.90%	0.90%	—	†
Small-Cap Value	0.90%	0.90%	—	†
T. Rowe Price Asset Allocation	0.85%	0.85%	1.25%
T. Rowe Price Global Bond	0.80%	0.80%	—	†
T. Rowe Price Large-Cap Growth	0.90% first $1 billion;	0.88%	1.45%
	0.85% in excess of $1 billion
T. Rowe Price Natural Resources	0.90%	0.90%	1.35%
UBS Dynamic Alpha
(formerly Global Allocation)	1.00%	0.43%	N/A

	†January 1 through
	June 30, 2007	†Effective July 1, 2007
	Expense Limitations	Expense Limitations

Aggressive Asset Allocation	0.20%	N/A
AllianceBernstein Core Value	1.25%	N/A
AllianceBernstein Growth & Income	1.25%	N/A
American Century Income & Growth	1.25%	N/A
Balanced Asset Allocation	0.20%	N/A
Capital Growth Asset Allocation	0.20%	N/A
Conservative Asset Allocation	0.20%	N/A
DeAM Large-Cap Value	1.25%	N/A
Federated Aggressive Growth	1.35%	N/A
Goldman Sachs Small-Cap Value	1.35%	N/A
Neuberger Berman Small-Cap Growth	1.35%	N/A
Preservation Asset Allocation	0.20%	N/A
Small-Cap Growth	1.07%	N/A
Small-Cap Value	1.30%	N/A
T. Rowe Price Global Bond	1.75%	N/A

†† Expense limitation is contractual, effective July 1, 2007 through June 30, 2008.

4. Other Transactions with Affiliates

The Trust, excluding Aggressive Asset Allocation, Capital Growth Asset Allocation, Balanced Asset Allocation, Conservative Asset Allocation, and Preservation Asset Allocation, has entered into an agreement with American Skandia Life Assurance Corporation (“ASLAC”), an affiliate of the Investment Manager, pursuant to which it pays ASLAC a shareholder servicing fee at an annual rate of 0.07% of each Portfolio’s average daily net assets.

Certain officers and Trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Trust bears all other costs and expenses.

The Trust invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

PIM, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., acts as the Trust’s securities lending agent. For the six months ended June 30, 2007, PIM was compensated as follows for these services by the Portfolios:

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Portfolio	PIM

Advanced Strategies	$14,347
AllianceBernstein Core Value	15,377
AllianceBernstein Growth and Income	64,339
AllianceBernstein Managed Index 500	29,800
American Century Income and Growth	38,162
American Century Strategic Allocation	9,213
DeAM Large-Cap Value	17,917
DeAM Small-Cap Value	37,961
Federated Aggressive Growth	408,061
First Trust Balanced Target	6,803
First Trust Capital Appreciation Target	14,317
Goldman Sachs Concentrated Growth	30,967
Goldman Sachs Mid-Cap Growth	39,667
Goldman Sachs Small-Cap Value	28,770
High Yield	98,413
International Growth	20,337
JPMorgan International Equity	186
Large-Cap Value	63,582
Lord Abbett Bond-Debenture	41,463
Marsico Capital Growth	338,721
MFS Global Equity	740
MFS Growth	12,217
Mid-Cap Value	7,809
Neuberger Berman Mid-Cap Growth	75,828
Neuberger Berman Mid-Cap Value	382,629
Neuberger Berman Small-Cap Growth	27,353
Small-Cap Growth	56,359
Small-Cap Value	236,808
T. Rowe Price Asset Allocation	23,794
T. Rowe Price Global Bond	6,775
T. Rowe Price Large-Cap Growth	79,378
T. Rowe Price Natural Resources	40,939

For the six months ended June 30, 2007, Prudential Equity Group LLC, Wachovia Securities LLC, and First Union, LLC, earned brokerage commissions from transactions executed on behalf of the Portfolios as follows:

	Prudential
Portfolio	Equity Group	Wachovia	First Union

Advanced Strategies	$39,705	$—	$—
AllianceBernstein Core Value	—	—	176
AllianceBernstein Managed Index 500	3,408	—	—
American Century Income & Growth	3,808	—	—
American Century Strategic Allocation	883	—	—
Cohen & Steers Realty	—	—	116
Large Cap Value	16,029	4,512	—
Neuberger Berman Mid-Cap Value	665	1,580	—
Small Cap Growth	—	2,110	—
Small Cap Value	3,134	624	—
T. Rowe Price Asset Allocation	—	68	—

5. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2007 were as follows:

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	Cost of	Proceeds
	Purchases	from Sales

Advanced Strategies	$533,054,273	$144,503,783
Aggressive Asset Allocation	182,301,240	76,757,073
AllianceBernstein Core Value	61,802,419	79,043,074
AllianceBernstein Growth and Income	1,209,213,559	757,035,798
AllianceBernstein Managed Index 500	56,089,847	107,718,915
American Century Income and Growth	95,093,313	112,352,363
American Century Strategic Allocation	149,687,270	145,188,061
Balanced Asset Allocation	1,331,443,890	384,132,556
Capital Growth Asset Allocation	1,910,298,191	535,067,014
Cohen & Steers Realty	166,778,685	258,357,149
Conservation Asset Allocation	450,329,026	112,694,709
DeAM Large-Cap Value	385,371,044	346,394,598
DeAM Small-Cap Value	62,749,768	73,412,746
Federated Aggressive Growth	403,834,805	393,974,808
First Trust Balanced Target	676,715,424	248,238,667
First Trust Capital Appreciation Target	801,261,271	408,894,090
Goldman Sachs Concentrated Growth	129,351,323	215,986,396
Goldman Sachs Mid-Cap Growth	115,421,831	129,115,202
Goldman Sachs Small-Cap Value	46,242,860	75,843,524
High Yield	234,718,971	348,667,427
International Growth	1,108,285,252	1,091,463,698
International Value	610,674,658	289,220,774
JPMorgan International Equity	49,295,670	63,233,649
Large-Cap Value	906,765,062	978,764,381
Lord Abbett Bond-Debenture	105,276,663	145,090,710
Marsico Capital Growth	1,235,619,564	925,574,987
MFS Global Equity	33,568,779	83,357,431
MFS Growth	475,820,881	522,888,674
Mid-Cap Value	96,146,188	31,198,300
Neuberger Berman Mid-Cap Growth	281,699,881	262,363,355
Neuberger Berman Mid-Cap Value	441,592,121	548,646,523
Neuberger Berman Small-Cap Growth	316,757,679	340,329,449
PIMCO Limited Maturity Bond	156,563,563	18,969,364
PIMCO Total Return Bond	936,735,098	98,693,790
Preservation Asset Allocation	258,044,124	77,367,825
Small-Cap Growth	35,831,300	47,793,041
Small-Cap Value	374,257,935	422,898,128
T. Rowe Price Asset Allocation	248,523,524	95,926,090
T. Rowe Price Global Bond	276,431,351	233,154,476
T. Rowe Price Large-Cap Growth	739,246,977	648,102,327
T. Rowe Price Natural Resources	135,943,862	94,121,817
UBS Dynamic Alpha	184,122,710	279,535,178

Written options transactions, during the six months ended June 30, 2007, were as follows:

	PIMCO Total Return Bond		PIMCO Limited Maturity

	Number of		Number of
	Contracts/		Contracts/
	Notional Amount	Premium	Notional Amount	Premium

Balance at beginning of period	1,228,300,000	$9,492,324	26,700,000	$393,218
Written options	420,734,540	2,202,764	—	—
Written swap options	1,135,700,000	12,813,738	65,700,000	654,059
Expired options	(205,334,540)	(1,392,938)	—	—
Expired swap options	(18,200,000)	(267,201)	(12,600,000)	(218,741)
Closed options	(151,700,000)	(825,971)	(14,100,000)	(174,476)
Closed swap options	(770,100,000)	(6,211,600)	—	—

Balance at end of period	1,639,400,000	$15,811,117	65,700,000	$654,060

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	Advanced Strategies

	Number of
	Contracts/
	Notional Amount	Premium

Balance at beginning of period	41,100,000	$385,316
Written options	10,700,000	29,135
Written swap options	68,425,000	771,717
Expired options	(1,800,000)	(9,645)
Expired swap options	(8,325,000)	(97,276)
Closed options	—	—
Closed swap options	(19,500,000)	(56,902)

Balance at end of period	90,600,000	$1,022,345

At June 30, 2007, PIMCO Total Return Bond, PIMCO Limited Maturity and Advanced Strategies had sufficient cash and/or securities at least equal to the value of written options.

6. Effective Information

After January 2, 2006, all Portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnerships is generally classified as return of capital nontaxable distributions. Every year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio, with the exception of Aggressive Asset Allocation, Balanced Asset Allocation, Capital Growth Allocation, Conservative Assets Allocation, Preservation Asset Allocation, Advanced Strategies, First Trust Balanced Target and the First Trust Capital Appreciation Target, qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Prior to being structured as partnerships for tax purposes, such determinations may have resulted in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. See Note 10 below regarding “Change in Federal Income Tax Status and Related Reorganization.”

7. Line of Credit

The Portfolios (excluding Money Market) and other affiliated funds participate in a $500 million unsecured, committed line of credit, provided by PNC Bank and The Bank of New York, under a line of credit agreement. Under the terms, borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.07% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter.

B13

	Average		Number
	Advances		of Days
	Outstanding	Average	Advances	Outstanding
	During the	Interest	Outstanding	Borrowings at
Portfolio	Period	Rate	During the Period	June 30, 2007

AllianceBernstein Core Value	$5,415,278	5.73%	18	—
AllianceBernstein Managed Index 500	2,678,750	5.72%	16	—
Cohen & Steers Realty	4,144,720	5.72%	50	—
Goldman Sachs Concentrated Growth	1,636,667	5.72%	6	—
Goldman Sachs Mid-Cap Growth	2,225,750	5.72%	16	—
JPMorgan International Equity	6,400,000	5.72%	4	—
Large-Cap Value	7,484,615	5.73%	13	—
Lord Abbett Bond-Debenture	16,705,714	5.74%	7	—
MFS Global Equity	6,804,000	5.72%	25	—
Neuberger Berman Mid-Cap Growth	3,644,286	5.74%	21	—
Neuberger Berman Mid-Cap Value	4,200,000	5.72%	1	—
Neuberger Berman Small-Cap Growth	613,000	5.72%	10	—
Small-Cap Value	2,334,000	5.74%	4	—
T. Rowe Price Natural Resources	4,933,333	5.73%	9	—

8. Capital

The Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share.

9. Ownership

As of June 30, 2007, more than 99% of each Portfolio was owned of record by ASLAC on behalf of the owners of the variable insurance products issued by ASLAC.

10. Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each Portfolio of the Trust (with the exception of Aggressive Asset Allocation, Balanced Asset Allocation, Capital Growth Asset Allocation, Conservative Asset Allocation, Preservation Asset Allocation, Advanced Strategies, First Trust Balanced Target, and First Trust Capital Appreciation Target) elected to be treated as a partnership for Federal income tax purposes. Pursuant to this election, each Portfolio contemporaneously liquidated its corporate structure and reformed itself as a partnership. Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes.

The Investment objective, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Trust obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or Contract owners.

11. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

B14

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B15

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Financial Highlights (Unaudited)

	AST Advanced Strategies Portfolio

	Six Months Ended June 30, 2007		March 20, 2006(d) through December 31, 2006

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.80		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.08		0.09
Net realized and unrealized gain on investments	0.49		0.71

Total from investment operations	0.57		0.80

Net Asset Value, end of period	$11.37		$10.80

Total Investment Return(a)	5.28%		8.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,130.3		$651.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.99	%(c)	1.09	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.99	%(c)	1.09	%(c)
Net investment income	2.57	%(c)	2.39	%(c)
Portfolio turnover rate	183	%(b)	212	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not annualized.
(c)	Annualized.
(d)	Commencement of operations.

	AST Aggressive Asset Allocation Portfolio

	Six Months Ended June 30, 2007		Year Ended December 31, 2006	December 5, 2005(e) through December 31, 2005

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.55		$10.01	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.02	—	(d)
Net realized and unrealized gain on investments	0.89		1.52	0.01

Total from investment operations	0.88		1.54	0.01

Net Asset Value, end of period	$12.43		$11.55	$10.01

Total Investment Return(a)	7.62%		15.38%	0.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$517.5		$378.1	$36.4
Ratios to average net assets:(f)
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.18	%(c)	0.20%	0.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.18	%(c)	0.20%	2.41	%(c)
Net investment income (loss)	(0.15	)%(c)	0.33%	(0.20	)%(c)
Portfolio turnover rate	17	%(b)	35%	3	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not annualized.
(c)	Annualized.
(d)	Less than $0.005.
(e)	Commencement of operations.
(f)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights (Unaudited)

	AST AllianceBernstein Core Value Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$13.95		$12.45	$12.25	$11.17		$8.77		$10.14

Income (Loss) From Investment Operations:
Net investment income	0.13		0.19	0.18	0.12		0.18		0.09
Net realized and unrealized gain (loss) on investments	0.66		2.32	0.47	1.38		2.28		(1.43)

Total from investment operations	0.79		2.51	0.65	1.50		2.46		(1.34)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.15)	(0.15)		(0.06)		(0.03)
Distributions from net realized gains	—		—	(0.30)	(0.27)		—		—
Distributions	—		(1.01)	—	—		—		—

Total dividends and distributions	—		(1.01)	(0.45)	(0.42)		(0.06)		(0.03)

Net Asset Value, end of period	$14.74		$13.95	$12.45	$12.25		$11.17		$8.77

Total Investment Return(a)	5.66%		21.34%	5.51%	13.92%		28.31%		(13.24)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$467.6		$459.1	$290.2	$287.5		$192.5		$199.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.87	%(c)	0.89%	0.94%	1.04	%(b)	1.14	%(b)	1.00	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.87	%(c)	0.89%	0.94%	1.04	%(b)	1.14	%(b)	1.00	%(b)
Net investment income	1.70	%(c)	1.80%	1.43%	1.48%		1.55%		1.63%
Portfolio turnover rate	14	%(d)	23%	29%	33%		90%		28%

(a)

Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.
	AST AllianceBernstein Growth & Income Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$23.50		$20.21	$19.52	$17.71		$13.57		$18.70

Income (Loss) From Investment Operations:
Net investment income	0.12		0.27	0.19	0.24		0.14		0.18
Net realized and unrealized gain (loss) on investments	1.24		3.22	0.73	1.70		4.19		(4.35)

Total from investment operations	1.36		3.49	0.92	1.94		4.33		(4.17)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.23)	(0.13)		(0.19)		(0.13)
Distributions from net realized gains	—		—	—	—		—		(0.83)
Distributions	—		(0.20)	—	—		—		—

Total dividends and distributions	—		(0.20)	(0.23)	(0.13)		(0.19)		(0.96)

Net Asset Value, end of period	$24.86		$23.50	$20.21	$19.52		$17.71		$13.57

Total Investment Return(a)	5.79%		17.27%	4.77%	11.01%		32.43%		(23.28)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,590.5		$3,005.9	$2,802.7	$2,152.2		$1,836.5		$1,169.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.84	%(c)	0.84%	0.85%	0.90	%(b)	0.97	%(b)	0.96	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.84	%(c)	0.86%	0.88%	0.93	%(b)	0.99	%(b)	0.98	%(b)
Net investment income	1.33	%(c)	1.22%	1.09%	1.36%		1.01%		0.99%
Portfolio turnover rate	24	%(d)	63%	70%	50%		62%		79%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights (Unaudited)

	AST AllianceBernstein Managed Index 500 Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$13.63		$12.23	$11.97	$10.98		$8.75		$11.14

Income (Loss) From Investment Operations:
Net investment income	0.12		0.18	0.12	0.15		0.11		0.11
Net realized and unrealized gain (loss) on investments	0.79		1.35	0.29	0.94		2.24		(2.39)

Total from investment operations	0.91		1.53	0.41	1.09		2.35		(2.28)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.15)	(0.10)		(0.12)		(0.11)
Distributions	—		(0.13)	—	—		—		—

Total dividends and distributions	—		(0.13)	(0.15)	(0.10)		(0.12)		(0.11)

Net Asset Value, end of period	$14.54		$13.63	$12.23	$11.97		$10.98		$8.75

Total Investment Return(a)	6.68%		12.60%	3.54%	9.98%		27.32%		(20.64)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$432.2		$458.2	$512.6	$561.7		$541.5		$441.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.72	%(c)	0.74%	0.77%	0.81	%(b)	0.84	%(b)	0.84	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.72	%(c)	0.74%	0.77%	0.81	%(b)	0.84	%(b)	0.84	%(b)
Net investment income	1.26	%(c)	1.24%	1.00%	1.27%		1.03%		1.04%
Portfolio turnover rate	13	%(d)	32%	25%	41%		45%		36%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST American Century Income & Growth Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$15.71		$13.68	$13.30	$11.95		$9.41		$11.84

Income (Loss) From Investment Operations:
Net investment income	0.11		0.26	0.25	0.21		0.15		0.12
Net realized and unrealized gain (loss) on investments	1.11		2.02	0.35	1.28		2.51		(2.45)

Total from investment operations	1.22		2.28	0.60	1.49		2.66		(2.33)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.22)	(0.14)		(0.12)		(0.10)
Distributions	—		(0.25)	—	—		—		—

Total dividends and distributions	—		(0.25)	(0.22)	(0.14)		(0.12)		(0.10)

Net Asset Value, end of period	$16.93		$15.71	$13.68	$13.30		$11.95		$9.41

Total Investment Return(a)	7.77%		16.86%	4.63%	12.59%		28.78%		(19.81)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$391.7		$385.0	$393.3	$453.9		$305.8		$259.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.87	%(c)	0.90%	0.93%	0.99	%(b)	0.99	%(b)	0.98	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.87	%(c)	0.90%	0.93%	0.99	%(b)	0.99	%(b)	0.98	%(b)
Net investment income	1.22	%(c)	1.61%	1.64%	1.86%		1.46%		1.04%
Portfolio turnover rate	25	%(d)	63%	70%	99%		81%		83%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights (Unaudited)

	AST American Century Strategic Allocation Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$15.01		$14.29	$13.89	$12.92		$11.14		$12.62

Income (Loss) From Investment Operations:
Net investment income	0.14		0.32	0.26	0.21		0.18		0.26
Net realized and unrealized gain (loss) on investments	0.63		1.02	0.37	0.94		1.87		(1.47)

Total from investment operations	0.77		1.34	0.63	1.15		2.05		(1.21)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.23)	(0.18)		(0.27)		(0.27)
Distributions	—		(0.62)	—	—		—		—

Total dividends and distributions	—		(0.62)	(0.23)	(0.18)		(0.27)		(0.27)

Net Asset Value, end of period	$15.78		$15.01	$14.29	$13.89		$12.92		$11.14

Total Investment Return(a)	5.13%		9.67%	4.61%	8.99%		18.87%		(9.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194.2		$175.3	$205.4	$233.7		$235.8		$179.4
Ratios to average net assets:
Expenses After Advisory Fee Waivers	1.01	%(c)	1.04%	1.05%	1.09	%(b)	1.11	%(b)	1.10	%(b)
Expenses Before Advisory Fee Waivers	1.01	%(c)	1.06%	1.08%	1.12	%(b)	1.11	%(b)	1.10	%(b)
Net investment income	2.10	%(c)	1.92%	1.70%	1.56%		1.57%		2.16%
Portfolio turnover rate	143	%(d)	178%	204%	218%		145%		126%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST Balanced Asset Allocation Portfolio

	Six Months Ended June 30,		Year Ended December 31,	December 5, 2005(e) through December 31,
	2007		2006(f)	2005

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.18		$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.09	—	(d)
Net realized and unrealized gain on investments	0.65		1.05	0.04

Total from investment operations	0.63		1.14	0.04

Net Asset Value, end of period	$11.81		$11.18	$10.04

Total Investment Return(a)	5.64%		11.35%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,153.4		$3,005.3	$216.3
Ratios to average net assets:(g)
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.16	%(c)	0.17%	0.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.16	%(c)	0.17%	0.58	%(c)
Net investment income (loss)	(0.11	)%(c)	0.85%	(0.20	)%(c)
Portfolio turnover rate	11	%(b)	22%	2	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not Annualized.
(c)	Annualized.
(d)	Less than $0.005.
(e)	Commencement of operations.
(f)	Calculated based on weighted average shares outstanding during the period.
(g)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights (Unaudited)

	AST Capital Growth Asset Allocation Portfolio

	Six Months Ended June 30,		Year Ended December 31,	December 5, 2005(e) through December 31,
	2007		2006	2005

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.36		$10.02	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.04	—	(d)
Net realized and unrealized gain on investments	0.79		1.30	0.02

Total from investment operations	0.77		1.34	0.02

Net Asset Value, end of period	$12.13		$11.36	$10.02

Total Investment Return(a)	6.78%		13.37%	0.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,493.3		$3,805.6	$245.9
Ratios to average net assets:(f)
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.16	%(c)	0.17%	0.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.16	%(c)	0.17%	0.54	%(c)
Net investment income (loss)	(0.13	)%(c)	0.57%	(0.20	)%(c)
Portfolio turnover rate	12	%(b)	21%	1	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not Annualized.
(c)	Annualized.
(d)	Less than $0.005.
(e)	Commencement of operations.
(f)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

	AST Cohen & Steers Realty Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$20.86		$17.78	$17.17	$12.91		$10.05		$10.11

Income (Loss) From Investment Operations:
Net investment income	0.33		0.48	0.59	0.41		0.49		0.49
Net realized and unrealized gain (loss) on investments	(1.82)		5.54	1.58	4.36		3.02		(0.22)

Total from investment operations	(1.49)		6.02	2.17	4.77		3.51		0.27

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.26)	(0.32)		(0.41)		(0.33)
Distributions from net realized gains	—		—	(1.30)	(0.19)		(0.24)		—
Distributions	—		(2.94)	—	—		—		—

Total dividends and distributions	—		(2.94)	(1.56)	(0.51)		(0.65)		(0.33)

Net Asset Value, end of period	$19.37		$20.86	$17.78	$17.17		$12.91		$10.05

Total Investment Return(a)	(7.14)%		36.73%	14.82%	37.95%		37.43%		2.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$426.1		$563.0	$410.3	$423.5		$289.5		$177.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.12	%(c)	1.13%	1.09%	1.12	%(b)	1.24	%(b)	1.26	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.12	%(c)	1.13%	1.18%	1.23	%(b)	1.24	%(b)	1.26	%(b)
Net investment income	1.81	%(c)	2.73%	3.27%	3.49%		5.43%		5.11%
Portfolio turnover rate	31	%(d)	36%	32%	32%		34%		60%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights
(Unaudited)
	AST Conservative Asset Allocation Portfolio

	Six Months		Year	December 5, 2005(e)
	Ended		Ended	through
	June 30,		December 31,	December 31,
	2007		2006(f)	2005

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.08		$10.04	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.09	—	(d)
Net realized and unrealized gain on investments	0.55		0.95	0.04

Total from investment operations	0.54		1.04	0.04

Net Asset Value, end of period	$11.62		$11.08	$10.04

Total Investment Return(a)	4.87%		10.36%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,171.0		$785.2	$51.7
Ratios to average net assets:(g)
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.17	%(c)	0.19%	0.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.17	%(c)	0.19%	2.02	%(c)
Net investment income (loss)	(0.11	)%(c)	0.90%	(0.20	)%(c)
Portfolio turnover rate	12	%(b)	32%	2	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not annualized.
(c)	Annualized.
(d)	Less than $0.005.
(e)	Commencement of operations.
(f)	Calculated based on weighted average shares outstanding during the period.
(g)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

	AST DeAM Large-Cap Value Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$13.56		$12.50	$11.54	$9.85		$7.85		$9.30

Income (Loss) From Investment Operations:
Net investment income	0.10		0.13	0.14	0.11		0.09		0.06
Net realized and unrealized gain (loss) on investments	0.80		2.40	0.93	1.67		1.98		(1.48)

Total from investment operations	0.90		2.53	1.07	1.78		2.07		(1.42)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.11)	(0.09)		(0.07)		(0.03)
Distributions	—		(1.47)	—	—		—		—

Total dividends and distributions	—		(1.47)	(0.11)	(0.09)		(0.07)		(0.03)

Net Asset Value, end of period	$14.46		$13.56	$12.50	$11.54		$9.85		$7.85

Total Investment Return(a)	6.64%		21.73%	9.33%	18.17%		26.59%		(15.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$399.6		$349.5	$174.1	$191.9		$133.8		$110.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.96	%(c)	1.00%	1.01%	0.99	%(b)	0.99	%(b)	1.07	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.96	%(c)	1.00%	1.07%	1.11	%(b)	1.09	%(b)	1.15	%(b)
Net investment income	1.52	%(c)	1.53%	1.20%	1.24%		1.13%		0.96%
Portfolio turnover rate	95	%(d)	167%	233%	189%		161%		202%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights
(Unaudited)
	AST DeAM Small-Cap Value Portfolio

	Six Months		Year Ended						May 1, 2002(e)
	Ended		December 31,						through
	June 30,								December 31,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$13.44		$11.95	$12.85	$11.10		$7.75		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.09		0.09	0.06	0.03		0.03		0.02
Net realized and unrealized gain (loss) on investments	0.21		2.20	0.06	2.31		3.33		(2.27)

Total from investment operations	0.30		2.29	0.12	2.34		3.36		(2.25)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.02)	(0.02)		(0.01)		—
Distributions from net realized gains	—		—	(1.00)	(0.57)		—		—
Distributions	—		(0.80)	—	—		—		—

Total dividends and distributions	—		(0.80)	(1.02)	(0.59)		(0.01)		—

Net Asset Value, end of period	$13.74		$13.44	$11.95	$12.85		$11.10		$7.75

Total Investment Return(a)	2.23%		19.95%	1.19%	22.11%		43.46%		(22.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$115.2		$120.6	$108.6	$111.8		$52.0		$13.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.14	%(c)	1.08%	1.05%	1.13	%(b)	1.15	%(b)	1.15	%(b)(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.14	%(c)	1.18%	1.19%	1.28	%(b)	1.36	%(b)	1.48	%(b)(c)
Net investment income	1.14	%(c)	0.76%	0.50%	0.47%		0.62%		0.43	%(c)
Portfolio turnover rate	55	%(d)	195%	226%	215%		193%		122	%(d)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.
(e)	Commencement of operations.
	AST Federated Aggressive Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.49		$10.46	$10.41	$8.61		$5.09		$7.22

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		(0.05)	(0.04)	(0.07)		(0.05)		(0.04)
Net realized and unrealized gain (loss) on investments	1.38		1.39	0.90	2.03		3.57		(2.05)

Total from investment operations	1.39		1.34	0.86	1.96		3.52		(2.09)

Less Dividends and Distributions:
Distributions from net realized gains	—		—	(0.81)	(0.16)		—		(0.04)
Distributions	—		(0.31)	—	—		—		—

Total dividends and distributions	—		(0.31)	(0.81)	(0.16)		—		(0.04)

Net Asset Value, end of period	$12.88		$11.49	$10.46	$10.41		$8.61		$5.09

Total Investment Return(a)	12.10%		12.91%	9.44%	23.07%		69.16%		(29.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$782.3		$643.9	$554.0	$347.7		$187.6		$39.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.05	%(c)	1.09%	1.12%	1.19	%(b)	1.22	%(b)	1.35	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.05	%(c)	1.09%	1.12%	1.19	%(b)	1.22	%(b)	1.38	%(b)
Net investment loss	0.01	%(c)	(0.43)%	(0.66)%	(0.88)%		(0.99)%		(1.02)%
Portfolio turnover rate	59	%(d)	58%	39%	81%		96%		250%
(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights
(Unaudited)
	AST First Trust Balanced Target Portfolio

	Six Months		March 20, 2006(d)
	Ended		through
	June 30,		December 31,
	2007(e)		2006(e)

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.72		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.16		0.23
Net realized and unrealized gain on investments	0.50		0.49

Total from investment operations	0.66		0.72

Net Asset Value, end of period	$11.38		$10.72

Total Investment Return(a)	6.16%		7.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$963.2		$525.3
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.96	%(c)	1.06	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.96	%(c)	1.06	%(c)
Net investment income	2.83	%(c)	2.87	%(c)
Portfolio turnover rate	38	%(b)	5	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not annualized.
(c)	Annualized.
(d)	Commencement of operations.
(e)	Calculated based on weighted average shares outstanding during the period.

	AST First Trust Capital Appreciation Target Portfolio

	Six Months		March 20, 2006(d)
	Ended		through
	June 30,		December 31,
	2007		2006

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.62		$10.00

Income (Loss) From Investment Operations:
Net investment income	0.05		0.06
Net realized and unrealized gain on investments	0.79		0.56

Total from investment operations	0.84		0.62

Net Asset Value, end of period	$11.46		$10.62

Total Investment Return(a)	7.91%		6.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,022.5		$577.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.95	%(c)	1.04	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.95	%(c)	1.04	%(c)
Net investment income	1.71	%(c)	1.71	%(c)
Portfolio turnover rate	52	%(b)	6	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not annualized.
(c)	Annualized.
(d)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights
(Unaudited)
	AST Goldman Sachs Concentrated Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$24.44		$22.22	$21.62	$20.85		$16.71		$23.97

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	— (c)	0.10		(0.05)		0.06
Net realized and unrealized gain (loss) on investments	2.52		2.23	0.71	0.67		4.25		(7.18)

Total from investment operations	2.51		2.22	0.71	0.77		4.20		(7.12)

Less Dividends From Net Investment Income:	—		—	(0.11)	—		(0.06)		(0.14)

Net Asset Value, end of period	$26.95		$24.44	$22.22	$21.62		$20.85		$16.71

Total Investment Return(a)	10.27%		9.99%	3.32%	3.69%		25.25%		(29.84)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$627.1		$644.7	$755.1	$968.8		$1,151.2		$1,147.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.86	%(d)	0.92%	0.97%	1.04	%(b)	1.06	%(b)	1.06	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	1.03%	1.06%	1.11	%(b)	1.13	%(b)	1.09	%(b)
Net investment income (loss)	(0.07	)%(d)	(0.04)%	(0.01)%	0.43%		(0.26)%		0.23%
Portfolio turnover rate	21	%(e)	39%	40%	18%		21%		109%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not annualized.

	AST Goldman Sachs Mid-Cap Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$4.91		$4.62	$4.41	$3.79		$2.88		$3.97

Income (Loss) From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.02)	(0.02)		(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.77		0.32	0.23	0.64		0.92		(1.07)

Total from investment operations	0.75		0.29	0.21	0.62		0.91		(1.09)

Net Asset Value, end of period	$5.66		$4.91	$4.62	$4.41		$3.79		$2.88

Total Investment Return(a)	15.28%		6.28%	4.76%	16.36%		31.60%		(27.46)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$341.8		$316.3	$394.8	$276.7		$160.5		$61.4
Ratios to average net assets:
Expenses After Advisory Fee Waivers	1.12	%(c)	1.12%	1.12%	1.20	%(b)	1.31	%(b)	1.31	%(b)
Expenses Before Advisory Fee Waivers	1.12	%(c)	1.15%	1.18%	1.32	%(b)	1.41	%(b)	1.33	%(b)
Net investment loss	(0.52	)%(c)	(0.54)%	(0.62)%	(0.48)%		(0.54)%		(0.65)%
Portfolio turnover rate	36	%(d)	67%	71%	54%		59%		162%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights
(Unaudited)
	AST Goldman Sachs Small-Cap Value Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$18.18		$18.53	$21.45	$18.12		$12.96		$15.55

Income (Loss) From Investment Operations:
Net investment income	0.09		0.09	0.09	0.11		0.08		0.11
Net realized and unrealized gain (loss) on investments	0.98		2.83	0.64	3.50		5.19		(1.21)

Total from investment operations	1.07		2.92	0.73	3.61		5.27		(1.10)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.07)	(0.04)		(0.11)		(0.06)
Distributions from net realized gains	—		—	(3.58)	(0.24)		—		(1.43)
Distributions	—		(3.27)	—	—		—		—

Total dividends and distributions	—		(3.27)	(3.65)	(0.28)		(0.11)		(1.49)

Net Asset Value, end of period	$19.25		$18.18	$18.53	$21.45		$18.12		$12.96

Total Investment Return(a)	5.89%		17.24%	4.98%	20.18%		41.08%		(7.93)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$203.2		$226.2	$258.8	$323.1		$343.4		$315.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.10	%(c)	1.13%	1.17%	1.22	%(b)	1.26	%(b)	1.27	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.10	%(c)	1.13%	1.17%	1.22	%(b)	1.26	%(b)	1.27	%(b)
Net investment income	1.00	%(c)	0.46%	0.45%	0.48%		0.40%		0.62%
Portfolio turnover rate	22	%(d)	59%	48%	61%		67%		129%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST High Yield Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$8.41		$8.29	$8.95	$8.77		$7.89		$8.86

Income (Loss) From Investment Operations:
Net investment income	0.48		0.53	0.83	0.70		0.62		0.69
Net realized and unrealized gain (loss) on investments	(0.34)		0.28	(0.74)	0.19		0.95		(0.70)

Total from investment operations	0.14		0.81	0.09	0.89		1.57		(0.01)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.75)	(0.71)		(0.69)		(0.96)
Distributions	—		(0.69)	—	—		—		—

Total dividends and distributons	—		(0.69)	(0.75)	(0.71)		(0.69)		(0.96)

Net Asset Value, end of period	$8.55		$8.41	$8.29	$8.95		$8.77		$7.89

Total Investment Return(a)	1.67%		10.35%	1.12%	11.08%		21.59%		0.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$523.0		$648.1	$611.2	$804.6		$868.5		$576.4
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.87	%(c)	0.89%	0.93%	0.93	%(b)	0.93	%(b)	0.94	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.87	%(c)	0.90%	0.94%	0.93	%(b)	0.93	%(b)	0.94	%(b)
Net investment income	6.87	%(c)	6.94%	7.32%	7.15%		7.56%		9.02%
Portfolio turnover rate	42	%(d)	131%	52%	66%		65%		41%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights
(Unaudited)

	AST International Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$16.55		$13.85	$12.01	$10.44		$7.46		$10.39

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.08	0.07	0.06		(0.06)		0.11
Net realized and unrealized gain (loss) on investments	1.34		2.80	1.90	1.62		3.04		(2.71)

Total from investment operations	1.48		2.88	1.97	1.68		2.98		(2.60)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.13)	(0.11)		—		(0.33)
Distributions	—		(0.18)	—	—		—		—

Total dividends and distributions	—		(0.18)	(0.13)	(0.11)		—		(0.33)

Net Asset Value, end of period	$18.03		$16.55	$13.85	$12.01		$10.44		$7.46

Total Investment Return(a)	8.94%		20.97%	16.56%	16.15%		39.95%		(25.67)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,605.9		$2,280.5	$1,811.2	$1,342.9		$641.5		$318.8
Ratios to average net assets:
Expenses After Advisory Fee Waivers	1.13	%(c)	1.10%	1.08%	1.15	%(b)	1.24	%(b)	1.32	%(b)
Expenses Before Advisory Fee Waivers	1.13	%(c)	1.15%	1.18%	1.26	%(b)	1.34	%(b)	1.32	%(b)
Net investment income	1.60	%(c)	0.55%	0.48%	0.31%		0.46%		0.41%
Portfolio turnover rate	47	%(d)	111%	82%	94%		88%		94%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST International Value Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$18.84		$14.92	$13.31	$11.15		$8.38		$10.10

Income (Loss) From Investment Operations:
Net investment income	0.18		0.16	0.23	0.13		0.11		0.06
Net realized and unrealized gain (loss) on investments	2.43		3.91	1.57	2.19		2.71		(1.78)

Total from investment operations	2.61		4.07	1.80	2.32		2.82		(1.72)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.19)	(0.16)		(0.05)		—
Distributions	—		(0.15)	—	—		—		—

Total dividends and distributions	—		(0.15)	(0.19)	(0.16)		(0.05)		—

Net Asset Value, end of period	$21.45		$18.84	$14.92	$13.31		$11.15		$8.38

Total Investment Return(a)	13.85%		27.45%	13.71%	21.04%		33.91%		(17.03)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,533.0		$1,038.6	$258.6	$193.7		$172.1		$129.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.10	%(c)	1.13%	1.13%	1.22	%(b)	1.12	%(b)	1.34	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.10	%(c)	1.13%	1.26%	1.37	%(b)	1.27	%(b)	1.44	%(b)
Net investment income	2.70	%(c)	2.03%	2.11%	1.08%		1.22%		0.59%
Portfolio turnover rate	23	%(d)	108%	30%	242%		138%		354%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights
(Unaudited)

	AST JPMorgan International Equity Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$24.37		$20.10	$18.31	$15.81		$12.22		$15.07

Income (Loss) From Investment Operations:
Net investment income	0.32		0.36	0.24	0.22		0.14		0.10
Net realized and unrealized gain (loss) on investments	1.96		4.18	1.75	2.46		3.56		(2.87)

Total from investment operations	2.28		4.54	1.99	2.68		3.70		(2.77)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.20)	(0.18)		(0.11)		(0.08)
Distributions	—		(0.27)	—	—		—		—

Total dividends and distributions	—		(0.27)	(0.20)	(0.18)		(0.11)		(0.08)

Net Asset Value, end of period	$26.65		$24.37	$20.10	$18.31		$15.81		$12.22

Total Investment Return(a)	9.36%		22.79%	11.01%	17.11%		30.60%		(18.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$543.3		$524.2	$469.4	$379.6		$339.0		$316.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(c)	1.02%	1.07%	1.13	%(b)	1.14	%(b)	1.21	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.00	%(c)	1.03%	1.07%	1.13	%(b)	1.14	%(b)	1.21	%(b)
Net investment income	2.32	%(c)	1.54%	1.41%	1.34%		1.02%		0.84%
Portfolio turnover rate	9	%(d)	16%	7%	91%		50%		50%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST Large-Cap Value Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$20.16		$17.57	$16.66	$14.66		$12.55		$15.59

Income (Loss) From Investment Operations:
Net investment income	0.18		0.18	0.21	0.18		0.24		0.30
Net realized and unrealized gain (loss) on investments	0.90		2.99	0.85	2.05		2.18		(2.96)

Total from investment operations	1.08		3.17	1.06	2.23		2.42		(2.66)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.15)	(0.23)		(0.31)		(0.38)
Distributions	—		(0.58)	—	—		—		—

Total dividends and distributions	—		(0.58)	(0.15)	(0.23)		(0.31)		(0.38)

Net Asset Value, end of period	$21.24		$20.16	$17.57	$16.66		$14.66		$12.55

Total Investment Return(a)	5.36%		18.46%	6.46%	15.45%		19.94%		(17.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,151.1		$2,151.3	$785.2	$636.8		$640.1		$660.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.84	%(c)	0.86%	0.88%	0.90	%(b)	0.98	%(b)	0.95	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.84	%(c)	0.86%	0.91%	0.94	%(b)	0.98	%(b)	0.95	%(b)
Net investment income	1.60	%(c)	1.74%	1.41%	1.05%		1.50%		1.80%
Portfolio turnover rate	45	%(d)	94%	92%	127%		100%		32%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights
(Unaudited)

	AST Lord Abbett Bond-Debenture Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.67		$11.33	$11.83	$11.44		$10.07		$10.45

Income (Loss) From Investment Operations:
Net investment income	0.44		0.71	0.43	0.53		0.44		0.42
Net realized and unrealized gain (loss) on investments	0.03		0.35	(0.31)	0.29		1.37		(0.39)

Total from investment operations	0.47		1.06	0.12	0.82		1.81		0.03

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.49)	(0.39)		(0.44)		(0.41)
Distributions from net realized gains	—		—	(0.13)	(0.04)		—		—
Distributions	—		(0.72)	—	—		—		—

Total dividends and distributions	—		(0.72)	(0.62)	(0.43)		(0.44)		(0.41)

Net Asset Value, end of period	$12.14		$11.67	$11.33	$11.83		$11.44		$10.07

Total Investment Return(a)	4.03%		9.80%	1.16%	7.42%		18.74%		0.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$555.5		$594.7	$668.5	$431.5		$346.4		$164.9
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.89	%(c)	0.89%	0.91%	0.97	%(b)	1.04	%(b)	1.04	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.92	%(c)	0.94%	0.97%	1.02	%(b)	1.04	%(b)	1.04	%(b)
Net investment income	5.56	%(c)	5.52%	5.10%	5.15%		6.31%		7.16%
Portfolio turnover rate	24	%(d)	43%	46%	49%		84%		43%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST Marsico Capital Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$20.45		$19.08	$17.86	$15.44		$11.72		$13.88

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.05	0.01	—	(c)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	1.28		1.33	1.21	2.42		3.74		(2.12)

Total from investment operations	1.27		1.38	1.22	2.42		3.72		(2.16)

Less Distributions	—		(0.01)	—	—		—		—

Net Asset Value, end of period	$21.72		$20.45	$19.08	$17.86		$15.44		$11.72

Total Investment Return(a)	6.21%		7.24%	6.83%	15.67%		31.74%		(15.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,886.0		$4,194.2	$3,296.1	$2,295.0		$1,710.6		$1,081.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.99	%(d)	1.00%	1.00%	1.05	%(b)	1.10	%(b)	1.09	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.99	%(d)	1.01%	1.03%	1.07	%(b)	1.11	%(b)	1.10	%(b)
Net investment income (loss)	(0.07	)%(d)	0.26%	0.07%	(0.01)%		(0.21)%		(0.29)%
Portfolio turnover rate	21	%(e)	58%	66%	72%		82%		109%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights
(Unaudited)

	AST MFS Global Equity Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$14.60		$12.98	$12.11	$10.25		$8.08		$9.21

Income (Loss) From Investment Operations:
Net investment income	0.18		0.25	0.08	0.04		0.02		0.02
Net realized and unrealized gain (loss) on investments	0.91		2.71	0.82	1.84		2.17		(1.15)

Total from investment operations	1.09		2.96	0.90	1.88		2.19		(1.13)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.03)	(0.02)		(0.02)		—
Distributions	—		(1.34)	—	—		—		—

Total dividends and distributions	—		(1.34)	(0.03)	(0.02)		(0.02)		—

Net Asset Value, end of period	$15.69		$14.60	$12.98	$12.11		$10.25		$8.08

Total Investment Return(a)	7.47%		24.30%	7.57%	18.39%		27.14%		(12.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$212.6		$250.6	$152.7	$166.3		$102.9		$60.2
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.19	%(c)	1.21%	1.26%	1.35	%(b)	1.40	%(b)	1.41	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.19	%(c)	1.25%	1.26%	1.35	%(b)	1.40	%(b)	1.41	%(b)
Net investment income	1.29	%(c)	2.33%	0.58%	0.41%		0.32%		0.25%
Portfolio turnover rate	15	%(d)	47%	49%	48%		54%		74%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST MFS Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$9.42		$8.59	$8.08	$7.30		$5.94		$8.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		—	—	—		(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.74		0.83	0.51	0.78		1.37		(2.31)

Total from investment operations	0.76		0.83	0.51	0.78		1.36		(2.33)

Less Dividends From Net Investment Income:	—		—	— (c)	—		—		—

Net Asset Value, end of period	$10.18		$9.42	$8.59	$8.08		$7.30		$5.94

Total Investment Return(a)	8.07%		9.66%	6.32%	10.69%		22.90%		(28.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$424.5		$450.4	$557.4	$534.9		$593.3		$526.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	1.02%	1.05%	1.08	%(b)	1.25	%(b)	1.18	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(d)	1.03%	1.08%	1.11	%(b)	1.25	%(b)	1.18	%(b)
Net investment income (loss)	0.36	%(d)	0.03%	0.00%	0.01%		(0.20)%		(0.28)%
Portfolio turnover rate	113	%(e)	210%	200%	201%		262%		198%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Financial Highlights
(Unaudited)

	AST Mid-Cap Value Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$12.10		$12.63	$12.03	$10.46		$7.77		$9.86

Income (Loss) From Investment Operations:
Net investment income	0.02		0.07	0.07	0.04		0.04		0.06
Net realized and unrealized gain (loss) on investments	1.07		1.59	0.58	1.56		2.72		(2.09)

Total from investment operations	1.09		1.66	0.65	1.60		2.76		(2.03)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.05)	(0.03)		(0.07)		(0.06)
Distributions	—		(2.19)	—	—		—		—

Total dividends and distributions	—		(2.19)	(0.05)	(0.03)		(0.07)		(0.06)

Net Asset Value, end of period	$13.19		$12.10	$12.63	$12.03		$10.46		$7.77

Total Investment Return(a)	9.01%		14.24%	5.43%	15.32%		35.85%		(20.71)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$236.7		$151.5	$161.2	$195.4		$181.9		$113.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.10	%(c)	1.16%	1.17%	1.21	%(b)	1.20	%(b)	1.19	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.10	%(c)	1.16%	1.17%	1.21	%(b)	1.20	%(b)	1.19	%(b)
Net investment income	0.73	%(c)	0.52%	0.45%	0.40%		0.41%		0.63%
Portfolio turnover rate	16	%(d)	26%	109%	27%		30%		28%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST Money Market Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005		2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net Investment Income	0.02		0.04	—	(c)	0.01		—	(c)	0.01

Less Dividendsand Distributions:
Dividends from net investment income	—		—	—	(c)	(0.01)		—	(c)	(0.01)
Distributions from net realized gains	—		—	—	(c)	—		—	(c)	—	(c)
Distributions	(0.02)		(0.04)	—		—		—		—

Total dividends and distributions	(0.02)		(0.04)	—	(c)	(0.01)		—	(c)	(0.01)

Net Asset Value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total Investment Return(a)	2.42%		4.57%	2.73%		0.84%		0.63%		1.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,076.2		$1,692.1	$1,639.6		$1,359.2		$1,762.1		$2,744.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.56	%(d)	0.57%	0.58%		0.58	%(b)	0.59	%(b)	0.58	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.60	%(d)	0.61%	0.63%		0.63	%(b)	0.64	%(b)	0.63	%(b)
Net investment income	4.87	%(d)	4.53%	2.69%		0.81%		0.63%		1.27%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Less than $0.005 per share.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Financial Highlights
(Unaudited)

	AST Neuberger Berman Mid-Cap Growth Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$18.42		$16.15	$14.23	$12.26		$9.39		$13.65

Income (Loss) From Investment Operations:
Net investment loss	(0.01)		(0.05)	(0.05)	(0.09)		(0.09)		(0.13)
Net realized and unrealized gain (loss) on investments	2.98		2.32	1.97	2.06		2.96		(4.13)

Total from investment operations	2.97		2.27	1.92	1.97		2.87		(4.26)

Net Asset Value, end of period	$21.39		$18.42	$16.15	$14.23		$12.26		$9.39

Total Investment Return(a)	16.12%		14.06%	13.49%	16.07%		30.56%		(31.21)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$803.9		$659.0	$718.1	$400.6		$360.0		$287.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(c)	1.01%	1.04%	1.15	%(b)	1.17	%(b)	1.16	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(c)	1.04%	1.08%	1.16	%(b)	1.17	%(b)	1.16	%(b)
Net investment loss	(0.12	)%(c)	(0.28)%	(0.58)%	(0.71)%		(0.83)%		(0.84)%
Portfolio turnover rate	36	%(d)	33%	105%	90%		150%		104%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST Neuberger Berman Mid-Cap Value Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$19.37		$20.45	$21.30	$17.80		$13.09		$15.41

Income (Loss) From Investment Operations:
Net investment income	0.15		0.13	0.10	0.03		0.02		0.03
Net realized and unrealized gain (loss) on investments	1.66		1.92	2.08	3.94		4.72		(1.56)

Total from investment operations	1.81		2.05	2.18	3.97		4.74		(1.53)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.03)	(0.02)		(0.03)		(0.08)
Distributions from net realized gains	—		—	(3.00)	(0.45)		—		(0.71)
Distributions	—		(3.13)	—	—		—		—

Total dividends and distributions	—		(3.13)	(3.03)	(0.47)		(0.03)		(0.79)

Net Asset Value, end of period	$21.18		$19.37	$20.45	$21.30		$17.80		$13.09

Total Investment Return(a)	9.34%		10.75%	12.05%	22.84%		36.32%		(10.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,220.3		$1,229.5	$1,479.0	$1,309.8		$1,027.4		$761.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.99	%(c)	1.00%	1.01%	1.09	%(b)	1.15	%(b)	1.16	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.99	%(c)	1.00%	1.03%	1.10	%(b)	1.15	%(b)	1.16	%(b)
Net investment income	1.29	%(c)	0.59%	0.52%	0.17%		0.15%		0.20%
Portfolio turnover rate	36	%(d)	61%	103%	68%		70%		92%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C16

Financial Highlights
(Unaudited)

	AST Neuberger Berman Small-Cap Growth Portfolio

	Six Months Ended		Year Ended December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$9.03		$8.38	$8.35	$7.63		$5.17		$7.03

Income (Loss) From Investment Operations:
Net investment loss	(0.04)		(0.04)	(0.06)	(0.06)		(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	0.80		0.69	0.09	0.78		2.47		(1.85)

Total from investment operations	0.76		0.65	0.03	0.72		2.46		(1.86)

Net Asset Value, end of period	$9.79		$9.03	$8.38	$8.35		$7.63		$5.17

Total Investment Return(a)	8.42%		7.76%	0.36%	9.44%		47.58%		(26.46)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$201.8		$214.4	$256.9	$340.8		$403.4		$293.3
Ratios to average net assets:
Expenses After Advisory Fee Waivers	1.09	%(c)	1.07%	1.07%	1.02	%(b)	1.02	%(b)	1.00	%(b)
Expenses Before Advisory Fee Waivers	1.09	%(c)	1.11%	1.15%	1.17	%(b)	1.17	%(b)	1.15	%(b)
Net investment loss	(0.60	)%(c)	(0.37)%	(0.62)%	(0.66)%		(0.19)%		(0.12)%
Portfolio turnover rate	155	%(d)	199%	150%	145%		185%		132%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST PIMCO Limited Maturity Bond Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.18		$11.10	$11.12	$11.37		$11.36		$11.30

Income (Loss) From Investment Operations:
Net investment income	0.29		0.52	0.27	0.17		0.22		0.24
Net realized and unrealized gain (loss) on investments	(0.13)		(0.11)	(0.09)	0.06		0.14		0.43

Total from investment operations	0.16		0.41	0.18	0.23		0.36		0.67

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.14)	(0.35)		(0.22)		(0.47)
Distributions from net realized gains	—		—	(0.06)	(0.13)		(0.13)		(0.14)
Distributions	—		(0.33)	—	—		—		—

Total dividends and distributions	—		(0.33)	(0.20)	(0.48)		(0.35)		(0.61)

Net Asset Value, end of period	$11.34		$11.18	$11.10	$11.12		$11.37		$11.36

Total Investment Return(a)	1.43%		3.82%	1.63%	2.07%		3.28%		6.21%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,286.0		$1,366.9	$1,683.2	$1,232.8		$1,005.9		$1,058.8
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.75	%(c)	0.76%	0.76%	0.79	%(b)	0.82	%(b)	0.83	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.75	%(c)	0.77%	0.80%	0.82	%(b)	0.82	%(b)	0.83	%(b)
Net investment income	4.40	%(c)	4.04%	2.86%	1.65%		1.74%		2.87%
Portfolio turnover rate	35	%(d)	140%	153%	103%		208%		271%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.
(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C17

Financial Highlights
(Unaudited)

	AST PIMCO Total Return Bond Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006		2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.43		$11.45		$12.01	$11.99		$12.24		$11.93

Income (Loss) From Investment Operations:
Net investment income	0.21		0.28		0.52	0.23		0.35		0.39
Net realized and unrealized gain (loss) on investments	(0.18)		0.11		(0.23)	0.36		0.27		0.66

Total from investment operations	0.03		0.39		0.29	0.59		0.62		1.05

Less Dividends and Distributions:
Dividends from net investment income	—		—		(0.45)	(0.48)		(0.43)		(0.52)
Distributions from net realized gains	—		—		(0.40)	(0.09)		(0.44)		(0.22)
Distributions	—		(0.41)		—	—		—		—

Total dividends and distributions	—		(0.41)		(0.85)	(0.57)		(0.87)		(0.74)

Net Asset Value, end of period	$11.46		$11.43		$11.45	$12.01		$11.99		$12.24

Total Investment Return(a)	0.26%		3.74%		2.50%	4.96%		5.32%		9.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,811.4		$3,347.2		$1,790.7	$2,318.2		$2,107.9		$2,255.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.74	%(c)(d)	0.77	%(c)	0.79%	0.78	%(b)	0.78	%(b)	0.78	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.74	%(c)(d)	0.77	%(c)	0.80%	0.81	%(b)	0.80	%(b)	0.80	%(b)
Net investment income	4.65	%(d)	4.30%		3.62%	2.08%		2.85%		3.90%
Portfolio turnover rate	134	%(e)	238%		238%	253%		222%		229%
(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Distribution Board of Trustees of the Trust effective November 18, 2004.

(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with inverse floater securities. The total expense ratio excluding interest and fees expense is 0.76% for the year ended December 31, 2006 and 0.74% for the six months ended June 30, 2007.
(d)	Annualized.
(e)	Not annualized.

	AST Preservation Asset Allocation Portfolio

	Six Months		Year	December 5, 2005(e)
	Ended		Ended	through
	June 30,		December 31,	December 31,
	2007(f)		2006(f)	2005

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.84		$10.06	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.01)		0.10	—	(d)
Net realized and unrealized gain (loss) on investments	0.37		0.68	0.06

Total from investment operations	0.36		0.78	0.06

Net Asset Value, end of period	$11.20		$10.84	$10.06

Total Investment Return(a)	3.32%		7.75%	0.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$503.9		$309.4	$13.7
Ratios to average net assets:(g)
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.19	%(c)	0.20%	0.20	%(c)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.19	%(c)	0.23%	6.28	%(c)
Net investment income (loss)	(0.10	)%(c)	0.92%	(0.19	)%(c)
Portfolio turnover rate	20	%(b)	70%	6	%(b)

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Not annualized.
(c)	Annualized.
(d)	Less than $0.005.
(e)	Commencement of operations.
(f)	Calculated based on weighted average shares outstanding during the period.
(g)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

SEE NOTES TO FINANCIAL STATEMENTS.

C18

Financial Highlights
(Unaudited)

	AST Small-Cap Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$16.08		$14.28	$14.07	$15.12		$10.41		$15.87

Income (Loss) From Investment Operations:
Net investment loss	(0.03)		(0.08)	(0.08)	(0.14)		(0.09)		(0.13)
Net realized and unrealized gain (loss) on investments	2.25		1.88	0.29	(0.91)		4.80		(5.33)

Total from investment operations	2.22		1.80	0.21	(1.05)		4.71		(5.46)

Net Asset Value, end of period	$18.30		$16.08	$14.28	$14.07		$15.12		$10.41

Total Investment Return(a)	13.81%		12.61%	1.49%	(6.94)%		45.24%		(34.41)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$183.9		$175.4	$187.5	$226.1		$338.2		$254.0
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.05%	(c)	1.07%	1.07%	1.16	%(b)	1.20	%(b)	1.23	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.05%	(c)	1.08%	1.15%	1.16	%(b)	1.20	%(b)	1.23	%(b)
Net investment loss	(0.26	)%(c)	(0.48)%	(0.53)%	(0.87)%		(0.65)%		(0.74)%
Portfolio turnover rate	21	%(d)	69%	113%	237%		107%		123%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)

Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST Small-Cap Value Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$17.13		$15.04	$18.28	$15.70		$11.59		$13.07

Income (Loss) From Investment Operations:
Net investment income	0.07		0.15	0.09	0.02		0.01		0.03
Net realized and unrealized gain (loss) on investments	1.09		2.79	0.71	2.56		4.13		(1.23)

Total from investment operations	1.16		2.94	0.80	2.58		4.14		(1.20)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.01)	—	(c)	(0.03)		(0.06)
Distributions from net realized gains	—		—	(4.03)	—		—		(0.22)
Distributions	—		(0.85)	—	—		—		—

Total dividends and distributions	—		(0.85)	(4.04)	—	(c)	(0.03)		(0.28)

Net Asset Value, end of period	$18.29		$17.13	$15.04	$18.28		$15.70		$11.59

Total Investment Return(a)	6.77%		20.04	6.64%	16.44%		35.78%		(9.38)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,136.9		$1,126.8	$1,067.8	$922.1		$774.4		$501.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)	1.03%	1.07%	1.08	%(b)	1.10	%(b)	1.10	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.00	%(d)	1.03%	1.07%	1.08	%(b)	1.10	%(b)	1.10	%(b)
Net investment income	0.68	%(d)	0.89%	0.64%	0.15%		0.04%		0.20%
Portfolio turnover rate	34	%(e)	70%	59%	124%		26%		24%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C19

Financial Highlights
(Unaudited)

	AST T. Rowe Price Asset Allocation Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007(f)		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$17.64		$17.12	$16.81	$15.36		$12.74		$15.05

Income (Loss) From Investment Operations:
Net investment income	0.21		0.34	0.30	0.29		0.24		0.34
Net realized and unrealized gain (loss) on investments	0.74		1.68	0.45	1.40		2.73		(1.76)

Total from investment operations	0.95		2.02	0.75	1.69		2.97		(1.42)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.31)	(0.24)		(0.35)		(0.39)
Distributions from net realized gains	—		—	(0.13)	—		—		(0.50)
Distributions	—		(1.50)	—	—		—		—

Total dividends and distributions	—		(1.50)	(0.44)	(0.24)		(0.35)		(0.89)

Net Asset Value, end of period	$18.59		$17.64	$17.12	$16.81		$15.36		$12.74

Total Investment Return(a)	5.39%		12.49%	4.68%	11.17%		24.02%		(9.89)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$727.5		$473.1	$431.1	$430.7		$360.2		$269.1
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.97	%(c)	0.99%	1.04%	1.07	%(b)	1.12	%(b)	1.11	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.97	%(c)	0.99%	1.08%	1.12	%(b)	1.12	%(b)	1.11	%(b)
Net investment income	2.34	%(c)	2.15%	1.77%	1.93%		1.84%		2.37%
Portfolio turnover rate	15	%(d)	62%	65%	83%		94%		107%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.
(f)	Calculated based on weighted average shares outstanding during the period.

	AST T. Rowe Price Global Bond Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$11.57		$11.18	$12.16	$12.10		$11.10		$9.65

Income (Loss) From Investment Operations:
Net investment income	0.20		0.41	0.28	0.17		0.27		0.05
Net realized and unrealized gain (loss) on investments	(0.07)		0.27	(0.81)	0.81		1.12		1.40

Total from investment operations	0.13		0.68	(0.53)	0.98		1.39		1.45

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.43)	(0.72)		(0.37)		—
Distributions from net realized gains	—		—	(0.02)	(0.20)		(0.02)		—
Distributions	—		(0.29)	—	—		—		—

Total dividends and distributions	—		(0.29)	(0.45)	(0.92)		(0.39)		—

Net Asset Value, end of period	$11.70		$11.57	$11.18	$12.16		$12.10		$11.10

Total Investment Return(a)	1.04%		6.27%	(4.49)%	8.64%		12.86%		15.03%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$563.8		$507.7	$539.6	$362.0		$229.6		$209.6
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.93	%(c)	0.96%	1.01%	1.07	%(b)	1.06	%(b)	1.06	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.93	%(c)	0.96%	1.01%	1.07	%(b)	1.06	%(b)	1.06	%(b)
Net investment income	4.16	%(c)	3.64%	2.87%	2.58%		2.57%		3.13%
Portfolio turnover rate	67	%(d)	131%	109%	111%		196%		323%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C20

Financial Highlights
(Unaudited)

	AST T. Rowe Price Large-Cap Growth Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$10.86		$10.28	$8.83	$8.35		$6.75		$9.78

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.02	(0.02)	(0.01)		(0.01)		(0.03)
Net realized and unrealized gain (loss) on investments	0.80		0.56	1.47	0.49		1.61		(3.00)

Total from investment operations	0.81		0.58	1.45	0.48		1.60		(3.03)

Net Asset Value, end of period	$11.67		$10.86	$10.28	$8.83		$8.35		$6.75

Total Investment Return(a)	7.46%		5.64%	16.42%	5.75%		23.70%		(30.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,687.6		$1,504.6	$337.5	$258.1		$237.1		$240.5
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.97	%(c)	1.01%	1.06%	1.14	%(b)	1.16	%(b)	1.13	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.97	%(c)	1.01%	1.11%	1.17	%(b)	1.16	%(b)	1.13	%(b)
Net investment income (loss)	0.20	%(c)	0.29%	(0.32)%	(0.07)%		(0.14)%		(0.31)%
Portfolio turnover rate	42	%(d)	35%	165%	95%		63%		59%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

	AST T. Rowe Price Natural Resources Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$29.38		$27.55	$22.63	$17.45		$13.56		$15.12

Income (Loss) From Investment Operations:
Net investment income	0.14		0.25	0.12	0.10		0.12		0.07
Net realized and unrealized gain (loss) on investments	6.37		3.92	6.58	5.28		4.25		(0.85)

Total from investment operations	6.51		4.17	6.70	5.38		4.37		(0.78)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.06)	(0.20)		(0.20)		(0.24)
Distributions from net realized gains	—		—	(1.72)	—		(0.28)		(0.54)
Distributions	—		(2.34)	—	—		—		—

Total dividends and distributions	—		(2.34)	(1.78)	(0.20)		(0.48)		(0.78)

Net Asset Value, end of period	$35.89		$29.38	$27.55	$22.63		$17.45		$13.56

Total Investment Return(a)	22.16%		15.87%	31.40%	31.19%		33.52%		(5.53)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$761.2		$590.6	$418.4	$238.1		$170.9		$122.7
Ratios to average net assets:
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.01	%(c)	1.03%	1.08%	1.17	%(b)	1.17	%(b)	1.16	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.01	%(c)	1.03%	1.08%	1.17	%(b)	1.17	%(b)	1.16	%(b)
Net investment income	1.02	%(c)	0.95%	0.59%	0.49%		0.77%		0.54%
Portfolio turnover rate	15	%(d)	28%	47%	63%		43%		56%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C21

Financial Highlights
(Unaudited)

	AST UBS Dynamic Alpha Portfolio

	Six Months		Year Ended
	Ended		December 31,
	June 30,
	2007(f)		2006	2005	2004		2003		2002

Per Share Operating Performance:
Net Asset Value, beginning of period	$13.57		$12.56	$12.16	$11.07		$9.38		$11.46

Income (Loss) From Investment Operations:
Net investment income	0.07		0.25	0.24	0.28		0.12		0.11
Net realized and unrealized gain (loss) on investments	0.59		1.09	0.56	0.94		1.69		(1.84)

Total from investment operations	0.66		1.34	0.80	1.22		1.81		(1.73)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(0.40)	(0.13)		(0.12)		(0.35)
Distributions	—		(0.33)	—	—		—		—

Total dividends and distributions	—		(0.33)	(0.40)	(0.13)		(0.12)		(0.35)

Net Asset Value, end of period	$14.23		$13.57	$12.56	$12.16		$11.07		$9.38

Total Investment Return(a)	4.86%		11.14%	6.94%	11.09%		19.53%		(15.43)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$264.9		$186.2	$202.2	$231.7		$264.8		$284.4
Ratios to average net assets:(e)
Expenses After Advisory Fee Waiver and Expense Reimbursement	0.54	%(c)	0.19%	0.16%	0.14	%(b)	0.14	%(b)	0.47	%(b)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	0.54	%(c)	0.19%	0.16%	0.14	%(b)	0.14	%(b)	0.47	%(b)
Net investment income	0.99	%(c)	1.70%	1.72%	2.12%		1.08%		0.91%
Portfolio turnover rate	118	%(d)	27%	81%	93%		18%		160%

(a)
Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)
Includes commissions received by American Skandia Marketing, Inc. under the Portfolio’s Distribution Plan. The Distribution Plan was terminated by the Board of Trustees of the Trust effective November 18, 2004.

(c)	Annualized.
(d)	Not annualized.
(e)	Does not include expenses of any underlying portfolios in which the Portfolio may invest.
(f)	Calculated based on weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C22

Advanced Series Trust
(formerly, American Skandia Trust)

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of Advanced Series Trust (formerly, American Skandia Trust) (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and AST Investment Services, Inc. (formerly, American Skandia Investment Services, Inc.) (“ASTI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

As is further explained and discussed below, at several meetings of the Board held during the six-month period covered by this semi-annual shareholder report, the Board approved the renewal of the Trust’s existing management and subadvisory agreements with respect to the existing Portfolios of the Trust, and approved new subadvisory agreements with respect to three of the Portfolios of the Trust. In addition, the Board also approved amendments to the management agreement and approved several new subadvisory agreements in connection with the Board’s approval of the creation of several new Portfolios of the Trust.

All Portfolios: Renewal of Existing Management & Subadvisory Agreements

The Board, including all of the Independent Trustees, met on June 19-21, 2007 and approved the renewal of the existing management and subadvisory agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and ASTI and their affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI and ASTI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2007 meetings.

The Trustees determined that the overall arrangements between the Trust and PI and ASTI (hereinafter jointly referred to as “PI”), which serve as the Trust’s co-investment managers pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers; as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements, or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that one of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, which is an affiliate of PI, as its profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the AST JP Morgan International Equity Portfolio, the AST Neuberger Berman Mid -Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Value Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the AST Neuberger Berman Mid-Cap Growth Portfolio and the AST T. Rowe Price Large-Cap Growth Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets these Portfolios do not realize the effect of those rate reductions. The Board took note, however, that the Portfolios’ fee structures would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

With respect to the AST JP Morgan International Equity Portfolio and the AST Neuberger Berman Mid Cap Value Portfolio, the Board noted that the management fee schedule for each Portfolio includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Portfolios’ effective fee rates reflected some of those rate reductions.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2006, as well as fees and expenses of the Portfolios during calendar year 2006, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes. The mutual funds included in each Peer Universe were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The Board considered the management fee for each Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s recommendation to continue to voluntarily waive 0.03% of the existing 0.10% administrative services fee paid by each of the Trust’s Portfolios, with the exception of the AST Asset Allocation Portfolios (which do not pay the administrative services fee). As further detailed below, the Board also considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

AST AllianceBernstein Core Value Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year, three-year and five-year periods in relation to the Peer Universe. The Board noted that the Portfolio had underperformed against its benchmark index over the three-year and five-year periods, but further noted that the index had proven to be very difficult to outperform, with over 90% of the investment managers in the Peer Universe having failed to outperform against the index over the prior five year period. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.750% was in the third quartile. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.25%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. In light of the Portfolio’s strong performance record, the Board concluded that the management and subadvisory fees are reasonable.

AST AllianceBernstein Growth & Income Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year and three-year periods, in the fourth quartile over a five-year period, and in the second quartile over a ten-year period in relation to the Peer Universe. The Board also noted that the Portfolio had underperformed against the benchmark index over the past five years. The Board noted that most of the mutual funds included in the Peer Universe had been unable to return performance above the Portfolio’s benchmark index. The Board concluded that it was reasonable to continue to evaluate the Portfolio’s performance and to approve the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.734% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.25%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST AllianceBernstein Managed Index 500 Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year, three-year and five-year periods in relation to the Peer Universe. The Board also noted that the Portfolio underperformed against its benchmark index over the same fiveyear period. The Board noted, however, PI’s assertion that because the Portfolio closely tracks the S&P 500 Index, during periods when the S&P 500 stocks perform poorly in comparison to the Peer Universe, as was the case during 2005 and 2006, the Portfolio will perform poorly in comparison with the Peer Universe during those periods. The Board also noted PI’s assertion that the subadviser’s investments in large capitalization growth stocks during 2005 and 2006 detracted from performance, since large cap growth stocks were out of favor in the market during these years. Consequently, the Board concluded that it was reasonable to continue to evaluate the Portfolio’s performance and to approve the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.80%. The Board concluded that the management and subadvisory fees are reasonable.

AST American Century Income & Growth Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year, three-year and five-year periods in relation to the Peer Universe. The Portfolio also outperformed against its benchmark index over the same time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.750% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.25%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST American Century Strategic Allocation Portfolio (formerly, AST American Century Strategic Balanced Portfolio). The Board noted that it had previously approved investment policy changes for the Portfolio that had become effective in May 2007, which resulted in the Portfolio adopting an asset allocation approach pursuant to which the Portfolio invests in other Portfolios of the Trust. Consequently, although the Board received information with respect to the performance of the Portfolio during the first quarter of 2007 as well as for the one-year, three-year and five-year periods, the Board noted that the performance record reflected the prior structure and investment policies of the Portfolio. The Board determined that it was reasonable under the circumstances to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.834% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.25%. In light of the Portfolio’s historically competitive performance, the Board concluded that the management and subadvisory fees are reasonable.

AST Cohen & Steers Realty Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio had outperformed against its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 1.00% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.45%. In light of the Portfolio’s strong performance, the Board concluded that the management and subadvisory fees are reasonable.

AST DeAM Large-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year, three-year and five-year time periods in relation to the Peer Universe. The Board further noted that the Portfolio had outperformed against its benchmark index over the same three-year and five-year time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.850% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total expenses of 1.25%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST Neuberger Berman Small-Cap Growth Portfolio (formerly, AST DeAM Small-Cap Growth Portfolio). The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the fourth quartile over a three-year period, and in the third quartile over a five-year period in relation to the Peer Universe. The Board further noted that the Portfolio underperformed against its benchmark index over the same one-year period.

The Board noted that at a meeting held on February 27, 2007, it had approved a recommendation submitted by PI to replace the Portfolio’s existing subadviser (Deutsche Asset Management, Inc.) with Neuberger Berman Management, Inc. (Neuberger Berman). Because Neuberger Berman had assumed responsibility for managing the Portfolio in May 2007, the Portfolio’s performance history was not attributable to Neuberger Berman. Consequently, the Board concluded that it was reasonable under the circumstances to allow Neuberger Berman to establish a record upon which it could be evaluated, and approved the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.906% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.35%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST DeAM Small-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, though it was in the third quartile over the three-year period in relation to the Peer Universe. The Board also noted that the Portfolio had underperformed against its benchmark index over the three-year period. The Board noted that the Portfolio had commenced operations in May 2002, and therefore, a longer performance history was not yet available. The Board concluded that, in light of the Fund’s recent improved performance, it was reasonable to approve the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.856% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.14%. The Board concluded that the management and subadvisory fees are reasonable.

AST Federated Aggressive Growth Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over the three-year and five-year periods in relation to the Peer Universe. The Board also noted that the Portfolio had outperformed against its benchmark index over the same time periods. The Board concluded that the Portfolio’s performance was satisfactory, and approved the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.950% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to dis continue the existing voluntary cap on net total Portfolio expenses of 1.35%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST FirstTrust Balanced Target Portfolio. The Board noted that the Portfolio’s performance was in the bottom half of the Peer Universe for the nine-month period ending December 31, and that the Portfolio had marginally underperformed its benchmark index over the same time period. The Board noted, however, that the Portfolio’s performance history was limited, because the Portfolio had commenced operations in March 2006. Consequently, the Board concluded that it was reasonable under the circumstances to allow the subadviser to establish a longer record upon which it could be evaluated, and approved the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.850% ranked in the fourth quartile in its Peer Group. In light of the Portfolio’s lack of a meaningful performance record, the Board concluded that the management and subadvisory fees are reasonable.

AST FirstTrust Capital Appreciation Target Portfolio. The Board noted that the Portfolio’s performance was in the bottom half of the Peer Universe for the nine-month period ending December 31, and that the Portfolio had marginally underperformed its benchmark index over the same time period. The Board noted, however, that the Portfolio’s performance history was limited, because the Portfolio had commenced operations in March 2006. Consequently, the Board concluded that it was reasonable under the circumstances to allow the subadviser to establish a longer record upon which it could be evaluated, and approved the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.850% ranked in the fourth quartile in its Peer Group. In light of the Portfolio’s lack of a meaningful performance record, the Board concluded that the management and subadvisory fees are reasonable.

AST UBS Dynamic Alpha Portfolio (formerly, AST Global Allocation Portfolio). The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, in the first quartile over the three-year period, and in the third quartile over the five-year and ten-year periods in relation to the Peer Universe.

The Board noted that shareholders had recently approved changes in the Portfolio’s investment objective and fundamental and non-fundamental investment policies, as well as the appointment of a new subadviser, UBS Global Asset Management (Americas), Inc. (UBS). In light of the changes, which became effective on May 1, 2007, the Portfolio’s prior performance record was not attributable to UBS, and as a result, the Board concluded that it was reasonable under the circumstances to allow UBS to establish a record upon which it could be evaluated, and approved the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 1.00% ranked in the first quartile in its Peer Group. The Board concluded that the management fees are reasonable.

AST Goldman Sachs Concentrated Growth Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, in the fourth quartile over three-year and five-year periods, and in the third quartile over the ten-year period in relation to the Peer Universe. The Board noted that a portion of the underperformance of the Portfolio was attributable to the previous subadviser, who was replaced by Goldman Sachs Asset Management, LP in November 2002. The Board further noted that the Portfolio’s recent performance showed improvement, with the Portfolio outperforming the median performance of the other mutual funds included in the Peer Universe and outperforming its benchmark index over the one-year period. The Board concluded that it was reasonable to approve the continuance of the management and subadvisory agreements, and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.790% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.86%. In light of the Portfolio’s strong recent performance, the Board concluded that the management and subadvisory fees are reasonable.

AST Goldman Sachs Mid-Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year and three-year periods, and performance that was in the fourth quartile over the five-year period in relation to the Peer Universe. The Board noted that the Portfolio’s current subadviser, Goldman Sachs Asset Management, LP (GSAM), assumed responsibility for managing the Portfolio’s assets in November 2002, and that as a result, the Portfolio’s performance over the five-year period was not attributable to GSAM. The Board noted that the Portfolio’s shorter-term performance during the first quarter of 2007 placed in the first quartile of the Peer Universe. The Board concluded that it was reasonable to continue the management and subadvisory agreements, and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.967% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.12%. The Board concluded that the management and subadvisory fees are reasonable.

AST Goldman Sachs Small-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year and three-year periods, and in the second quartile over the five-year period in relation to the Peer Universe. The Board noted PI’s observation that the Portfolio’s underperformance was primarily the result of the Portfolio’s emphasis on higher quality growth-oriented stocks, which were not in favor in the market. The Board further noted that the Portfolio’s benchmark index outperformed 97% of all active small-cap asset managers for the one-year period. The Board concluded that, in light of the Portfolio’s longer-term performance, it was reasonable to continue the management and subadvisory agreements, and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.950% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.35%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST High Yield Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the third quartile over the three-year, five-year and ten-year time periods in relation to the Peer Universe. The Board also noted that the Portfolio had slightly underperformed against its benchmark index over the same time periods. The Board noted that Goldman Sachs Asset Management, LP (GSAM) had ceased serving as a subadviser to the Portfolio effective in June 2006, leaving Pacific Investment Management Company LLC (PIMCO) as the Portfolio’s sole subadviser. The Board further noted that much of the underperformance was not attributable to either PIMCO or GSAM, since GSAM commenced serving as a subadviser in May 2004 and PIMCO commenced serving as a subadviser in March 2006. The Board noted that the Portfolio’s short-term performance over the one-year period was competitive. The Board concluded that it was reasonable to continue the management and subadvisory agreements, and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.747% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.88%. In light of the Portfolio’s improving performance record and the changes in subadvisers, the Board concluded that the management and subadvisory fees are reasonable.

AST JP Morgan International Equity Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the fourth quartile over the three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the same one-year, three-year and five-year periods. The Board noted that PI had taken steps to address the Portfolio’s performance by replacing the previous subadviser with JP Morgan Investment Management, Inc. (JP Morgan) as of February 2004, and that therefore, only the Portfolio’s one-year performance record was attributable to JP Morgan. The Board also noted PI’s observation that while the Portfolio’s short-term performance lagged the Peer Universe, the Portfolio’s emphasis on higher quality stocks of large capitalization companies with a growth bias was not in favor in the markets. In light of this, the Board concluded that it was reasonable to allow JP Morgan to create a performance record against which it should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.860% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.01%. The Board concluded that the management and subadvisory fees are reasonable.

AST Large-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over the three-year period, in the second quartile over the fiveyear period, and in the third quartile over the ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the same one-year, three-year and five-year periods. The Board noted that PI had taken steps to address the performance issues by replacing the previous subadviser with Hotchkis and Wiley Capital Management LLC (H&W) as of May 2004. More recently, in response to capacity constraints, JP Morgan Asset Management, Inc. (JP Morgan) and Dreman Value Management LLC (Dreman) had been added as new additional subadvisers as of December 2005 and March 2006, respectively. In light of this, the Board concluded that it was reasonable to continue to allow these subadvisers to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.747% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the Portfolio’s existing contractual cap on net total expenses of 1.20%. The Board concluded that the management and subadvisory fees are reasonable.

AST Lord Abbett Bond-Debenture Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, and in the fourth quartile over the three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the same time periods. The Board noted PI’s explanation that the Portfolio’s oneyear performance was primarily attributable to the Portfolio’s positions in financial services and computer hardware industries, as well as the Portfolio’s positions in investment grade securities, which had lagged significantly behind high-yield and convertible securities during 2006. The Board also observed that PI had explained that the Portfolio’s ranking in the Peer Universe reflected a certain amount of “peer group bias,” in that the Portfolio was a unique investment class, but was grouped in a Peer Universe comprised of high yield funds, despite the fact that the Portfolio was not purely a high yield fund, thereby creating a performance and expense disadvantage.

The Board noted that PI also explained that performance over the three-year and five-year periods was generated while experiencing significantly lower risk levels than those of the Portfolio’s benchmark index and the other mutual funds included in the Peer Universe. The Board further noted that the Portfolio’s performance for the first quarter of 2007 was in the second quartile of the Peer Universe and had shown improvement. The Board concluded that it was reasonable to continue to evaluate the Portfolio’s performance and to approve the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.752% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.88%, which put these expenses in the third quartile of the Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

AST International Value Portfolio (formerly, AST LSV International Value Portfolio). The Board noted that the Portfolio’s performance was in the first quartile over the one-year and three-year periods, in the second quartile over the five-year period, and in the third quartile over the ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had outperformed against its benchmark index over the one-year and three-year periods, but had underperformed against the index over the five-year period. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 1.00% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.50%. The Board concluded that the management and subadvisory fees are reasonable.

AST Marsico Capital Growth Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio outperformed its benchmark index over the same three-year and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.890% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.35%. In light of the Portfolio’s competitive performance record, the Board concluded that the management and subadvisory fees are reasonable.

AST MFS Global Equity Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, and in the second quartile over the three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio outperformed its benchmark index over the same periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.963% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.18%. In light of the Portfolio’s competitive performance, the Board concluded that the management and subadvisory fees are reasonable.

AST MFS Growth Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year and three-year periods, and in the second quartile a five-year period in relation to the Peer Universe. The Board further noted that the Portfolio outperformed both its benchmark index and the median performance of the other mutual funds in the Peer Universe over the one-year and three-year periods, and performed in-line with its benchmark index over the five-year period. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.884% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.35%. In light of the Portfolio’s competitive performance, the Board concluded that the management and subadvisory fees are reasonable.

AST Mid-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the fourth quartile over the three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the same periods. The Board noted that it had appointed EARNEST Partners LLC (EARNEST) and WEDGE Capital Management (WEDGE) as new subadvisers to replace the former subadviser as of December 2005, and that the style of the Portfolio changed at that time from all-cap value to mid -cap value. The Board also noted that the Portfolio’s short-term performance during 2006 had shown improvement, with the Portfolio ranking in the second quartile in its Peer Universe. In light of this, the Board concluded that it was reasonable to continue to allow EARNEST and WEDGE to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.950% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.45%. The Board concluded that the management and subadvisory fees are reasonable.

AST Money Market Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year, three-year, five-year and ten-year periods in relation to the Peer Universe. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.460% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 0.56%. In light of the Portfolio’s competitive performance, the Board concluded that the management and subadvisory fees are reasonable.

AST Neuberger Berman Mid-Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year and three-year periods, in the second quartile over the five-year period, and in the third quartile over the ten-year period in relation to the Peer Universe. The Portfolio also outperformed its benchmark index over the one-year and three-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.874% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.25%. In light of the Portfolio’s strong performance, the Board concluded that the management and subadvisory fees are reasonable.

AST Neuberger Berman Mid-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, and performance that was in the second quartile over the three-year and five-year periods in relation to the Peer Universe. The Board also noted that the Portfolio had underperformed against its benchmark index over the same periods. The Board noted that the Portfolio’s performance over longer time periods had been strong, with the Portfolio ranking in the second quartile in its Peer Universe over three-year and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.888% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.25%. In light of the Portfolio’s longer-term performance, the Board concluded that the management and subadvisory fees are reasonable.

AST PIMCO Limited Maturity Bond Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the third quartile over the three-year period, and in the second quartile over the five-year and ten-year periods in relation to the Peer Universe. The Board noted that the Portfolio’s had underperformed against both its Peer Universe and its benchmark index over the one-year and three-year periods, but that over the five-year and ten-year periods the Portfolio had outperformed thebenchmark index and ranked in the second quartile in its Peer Universe. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.641% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.05%. In light of the Portfolio’s longer-term performance, the Board concluded that the management and subadvisory fees are reasonable.

AST PIMCO Total Return Bond Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the second quartile over three-year and five-year periods, and in the first quartile over the ten-year period in relation to the Peer Universe. The Board also noted that, for the first quarter of 2007, the Portfolio was in the second quartile of the Peer Universe. The Board further noted that the Portfolio had also outperformed against its benchmark index over the one-year, three-year and fiveyear time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.650% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing contractual cap on net total Portfolio expenses of 1.05%. The Board concluded that the management and subadvisory fees are reasonable.

AST Small-Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the fourth quartile over the thee-year, five-year and ten-year periods in relation to the Peer Universe. The Board also noted that the Portfolio had undperformed against its benchmark index over the same periods. The Board noted that PI had taken steps to address performance by replacing the previous subadviser and that only the Portfolio’s one-year performance record was attributable to Neuberger Berman Management, Inc. (Neuberger Berman) or Eagle Asset Management (Eagle), each of which had only served as subadvisers to the Portfolio since May 1, 2005. In light of this, the Board concluded that it was reasonable to allow Neuberger Berman and Eagle to continue create a performance record against which Neuberger Berman and Eagle should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.889% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.07%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST Small-Cap Value Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, and in the third quartile over the three-year and five-year periods in relation to the Peer Universe. The Board further noted that the Portfolio underperformed against its benchmark index over the same periods. The Board noted that PI had taken steps to address performance by replacing the previous subadviser and that only the Portfolio’s shorter-term performance was attributable to the Portfolio’s current subadvisers, who had been appointed in November, 2004, December 2005 and March 2006. In light of this, the Board concluded to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.898% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.30%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST T. Rowe Price Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year, three-year and five-year periods, and in the second quartile over the tenyear period in relation to the Peer Universe. The Board further noted that the Portfolio outperformed against its benchmark index over the same periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.850% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.25%. In light of the Portfolio’s competitive performance, the Board concluded that the management and subadvisory fees are reasonable.

AST T. Rowe Price Global Bond Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, in the third quartile over the three-year and five-year periods, and in the fourth quartile over the ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had performed in-line with its benchmark index over the same one-year, three-year and fiveyear periods. In light of the Portfolio’s recent strong performance, the Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.800% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 1.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

AST T. Rowe Price Large-Cap Growth Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over the three-year period, and in the third quartile over the five-year and ten-year periods in relation to the Peer Universe. The Board further noted

that although the Portfolio underperformed against its benchmark index over the one-year period, the Portfolio outperformed against the index over the three-year period. T. Rowe Price Associates (T. Rowe Price) had a relatively short tenure as subadviser (as it didn’t even have a three-year record with the Portfolio). Consequently, the Board concluded that it was reasonable to continue to allow T. Rowe Price to create a performance record against which it should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.900% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.45%. In light of the recent subadviser changes, the Board concluded that the management and subadvisory fees are reasonable.

AST T. Rowe Price Natural Resources Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, in the third quartile over the three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe. The Board noted that while the Portfolio outperformed against the broad stock market (as defined by the S&P 500 Index), the Portfolio had undperformed against its style-specific benchmark index over the one-year, three-year and five year periods. The Board further noted PI’s explanation that the underperformance was primarily attributable to the Portfolio’s underweight position in energy stocks, which were the largest and bestperforming sector included in the index. Consequently, the Board determined that it was reasonable to approve the continuance of the management and subadvisory agreements.

The Portfolio’s actual management fee of 0.900% ranked third out of the four mutual funds included in the Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.35%. The Board concluded that the management and subadvisory fees are reasonable.

AST International Growth Portfolio (formerly, AST William Blair International Growth Portfolio). The Board noted that the Portfolio’s performance was in the fourth quartile over a one-year period, and in the third quartile over the three-year and five-year periods in relation to the Peer Universe. The Board noted that PI had replaced the previous subadviser with William Blair and Company LLC (William Blair) in November 2002, and more recently, Marsico Capital Management LLC (Marsico) had joined William Blair as a subadviser in November 2006.

The Board noted, however, that none of the Portfolio’s performance record was attributable to the team of subadvisers currently managing the Portfolio. The Board also considered that in 2003 and 2005 the Portfolio’s performance exceeded that of the benchmark index, but that the Portfolio underperformed against the benchmark index in 2004 and again in 2006. In light of this, the Board concluded that it was reasonable to allow William Blair and Marsico to continue to create performance records against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.951% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 1.75%, which placed total expenses in the first quartile of the Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

AST Aggressive Growth Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period in relation to the Peer Universe. The Board noted that the Portfolio’s performance history was limited, because the Portfolio had only commenced operations in December 2005. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.146% ranked in the second quartile in its Peer Group. The Board considered the “all-in” fees and PI’s representation that there was no duplication of fees. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.20%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

AST Balanced Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period in relation to the Peer Universe. The Board noted that the Portfolio’s performance history was limited, because the Portfolio had only commenced operations in December 2005. Consequently, the Board concluded that it was reasonable under the circumstances to allow the Portfolio to establish a performance record and to approve the continuance of the management agreement.

The Portfolio’s actual management fee of 0.150% ranked third out of the four mutual funds included in the Peer Group. The Board considered the “all-in” fees and PI’s representation that there was no duplication of fees. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.20%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

AST Capital Growth Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.150% ranked in the second quartile in its Peer Group. The Board considered the “all-in” fees and PI’s representation that there was no duplication of fees. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.20%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

AST Conservative Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period in relation to the Peer Universe. The Board noted that the Portfolio’s performance history was limited, because the Portfolio had commenced operations in December 2005. Consequently, the Board concluded that it was reasonable under the circumstances to allow the Portfolio to establish a performance record and to approve the continuance of the management agreement.

The Portfolio’s actual management fee of 0.150% ranked in the third quartile in its Peer Group. The Board considered the “all-in” fees and PI’s representation that there was no duplication of fees. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.20%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

AST Preservation Asset Allocation Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.123% ranked in the third quartile in its Peer Group. The Board considered the “all-in” fees and PI’s representation that there was no duplication of fees. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.20%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board noted that the Portfolio’s management fee does not include the expenses of the underlying portfolios which the Portfolio invests in, which are indirectly borne by shareholders of the Portfolio. The Board concluded that the management fees are reasonable.

AST DeAM Small-Cap Growth Portfolio & AST Federated Aggressive Growth Portfolios: Approvals of New Subadvisory Agreements

At a meeting of the Board held on February 27, 2007, the Board, including all of the Independent Trustees, approved new subadvisory agreements for several existing Portfolios of the Trust. For convenience and efficiency, the reasons why PI recommended approval of the new subadvisory agreements, and the factors considered by the Board in approving the agreements are discussed jointly below.

Pursuant to recommendations submitted by PI at the February 27, 2007 meeting, the Board approved the following new subadvisory agreements:

Portfolio	New Subadviser
AST DeAM Small-Cap Growth Portfolio	Neuberger Berman Management, Inc.
AST Federated Aggressive Growth Portfolio	Federated MDTA LLC

With respect to the AST DeAM Small-Cap Growth Portfolio, the Board approved a new subadvisory agreement between PI and Neuberger Berman Management, Inc. and the termination of the subadvisory agreement with the Portfolio’s current subadviser, Deutsche Asset Management, Inc. In connection with the approval of the new subadvisory agreement, the Board also approved changing the Portfolio’s name to AST Neuberger Berman Small-Cap Growth Portfolio, effective as of May 1, 2007.

With respect to the AST Federated Aggressive Growth Portfolio, the Board approved a new subadvisory agreement between PI and Federated MDTA LLC, for the purpose of adding Federated MDTA LLC as an additional subadviser to manage a portion of Portfolio assets in addition to the Portfolio’s current subadviser, Federated Equity Management Company of Pennsylvania.

Reasons for Recommending New Subadvisory Agreements

PI recommended to the Board that it approve a new subadvisory agreement with Neuberger Berman Management, Inc. (Neuberger Berman) with respect to the AST DeAM Small-Cap Growth Portfolio based, in part, on the Portfolio’s long-term performance relative to peer mutual funds and the Portfolio’s benchmark index, and an analysis prepared by SIRG with a recommendation that the Portfolio would be better served in the future by switching subadvisers.

PI recommended to the Board that it approve a new subadvisory agreement with Federated MDTA LLC (Federated MDTA) with respect to the AST Federated Aggressive Growth Portfolio based on a decision by the Portfolio’s current subadviser, Federated Equity Management Company of Pennsylvania, to close the portion of the Portfolio it manages to new assets due to capacity constraints.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Portfolio by the current subadvisers under the current subadvisory agreements and those that would be provided to the Portfolios by each of Neuberger Berman and Federated MDTA under the new subadvisory agreements, noting that the nature and extent of services under the existing and new agreements were generally similar in that the current subadvisers and Neuberger Berman and Federated MDTA were each required to provide day-to-day portfolio management services and comply with all Portfolio policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of the Neuberger Berman and Federated MDTA portfolio management teams. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolios. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to each of Neuberger Berman and Federated MDTA. The Board noted that it received a favorable compliance reports from the Portfolio’s Chief Compliance Officer (CCO) as to Neuberger Berman and Federated MDTA.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolios by Neuberger Berman and Federated MDTA and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by Neuberger Berman and Federated MDTA under the new subadvisory agreements should equal the quality of similar services provided by the current subadvisers under the existing subadvisory agreements.

Performance of the Portfolios

The Board received and considered information regarding the performance of other investment companies managed by each of Neuberger Berman and Federated MDTA utilizing investment styles and strategies similar to that proposed for the Portfolios.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rates payable by the Manager to each of Neuberger Berman and Federated MDTA under the proposed new subadvisory agreements. The agreements called for Neuberger Berman to receive 0.50% for net assets to $100 million; 0.45% for net assets over $100 million to $300 million; and 0.40% for net assets over $300 million, and for Federated MDTA to receive 0.50% for net assets to $100 million; 0.45% for net assets over $100 million to $400 million; 0.40% for net assets over $400 million to $900 million; and 0.35% for net assets over $900 million. The Board also considered, among other things, the fee rates payable to Neuberger Berman and Federated MDTA by other funds with investment objective similar to that of the Portfolio.

The Board noted that the proposed fee rate for Neuberger Berman was higher than the fee rate applicable to Deutsche Asset Management. The Board further noted that the proposed fee rate for Federated MDTA was identical to the fee rate applicable to Federated Equity Management Company of Pennsylvania. The Board also observed that PI, and not the Portfolios, was responsible for the payment of subadvisory fees to the subadvisers.

As a result of the above considerations, the Board concluded that the proposed subadvisory fee rates under the new subadvisory agreements were reasonable.

Subadviser’s Profitability

Because the engagements of Neuberger Berman and Federated MDTA are new, there is no historical profitability with regard to its arrangements with the Portfolios. As a result, the Board did not consider this factor. The Board noted that the Managers pay the subadvisory fees, and therefore a change in the subadvisory fees will not change the fees paid by the Portfolios. Instead, any increase or decrease will increase or decrease, as applicable, the net fee rates retained by the Managers. The Board noted that profitability would be reviewed annually in connection with the review of advisory agreements.

Economies of Scale

The Board noted that the proposed subadvisory fee schedules for the Portfolios contained breakpoints that reduce the fee rate on assets above specified levels, but did not consider this as a factor, because the Managers pay the subadvisory fees.

Other Benefits to the Subadvisers or their affiliates from serving as Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Neuberger Berman and Federated MDTA and their affiliates as a result of their relationships with the Portfolios. The Board concluded that any potential benefits to be derived by Neuberger Berman or Federated MDTA included potential access to additional research resources, larger assets under management and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

AST American Century Strategic Allocation Portfolio: Approval of New Subadvisory Agreement

At the meetings of the Board held on June 20-21, 2007, the Board, including all of the Independent Trustees, approved a new subadvisory agreement with respect to the AST American Century Strategic Allocation Portfolio (formerly, AST American Century Strategic Balanced Portfolio). The reasons why PI recommended the approval of the new subadvisory agreement, and the factors considered by the Board in approving the agreement are discussed jointly below.

Pursuant to a recommendation submitted by PI at the June 20-21, 2007 meetings, the Board approved a new subadvisory agreement between American Century Investment Management, Inc. (American Century) and American Century Global Investment Management, Inc. (American Century Global). American Century is the Portfolio’s current subadviser.

Earlier in 2007, the beneficial shareholders of the AST American Century Strategic Allocation Portfolio approved a number of changes in the investment policies of the Portfolio. Among these changes were new investment policies which would cause the Portfolio to invest in foreign equity securities. The Portfolio’s subadviser, American Century, advised PI that it intended to manage the foreign equity portion of the Portfolio through American Century Global, an affiliated investment adviser of American Century. American Century Global would be compensated for its services by American Century, and not by the Portfolio. In order for American Century Global to manage the foreign equity portion of the Portfolio, a subadvisory agreement satisfying the requirements of the Investment Company Act of 1940, as amended, was required to be approved by the Board. Consequently, PI recommended to the Board that it approve a new subadvisory agreement between American Century and American Century Global for the purpose of allowing American Century Global to provide investment advisory services to the Portfolio.

Nature, quality and extent of services

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to American Century Global. The Board noted that it received a favorable compliance report from the Trust’s Chief Compliance Officer (CCO) as to American Century Global.

Performance

The Board did not consider the performance record of the Portfolio, because it was not relevant to its consideration of the proposed new subadvisory agreement with American Century Global. The Board noted that it had already considered the performance record of the Portfolio in connection with its renewal of American Century’s subadvisory agreement.

Fee Rates

The Board did not consider the subadvisory fee rate under the proposed subadvisory agreement, because American Century was responsible for the payment of all fees to American Century Global out of the fees paid by American Century by PI. The Board noted that it had already considered the subadvisory fee rate paid by PI to American Century in connection with its renewal of American Century’s subadvisory agreement.

Profitability

The Board did not consider profitability, as it was not relevant to its consideration of the proposed new subadvisory agreement with American Century Global. The Board noted that it had already considered the profitability of American Century in connection with its approval of the renewal of American Century’s subadvisory agreement.

Economies of Scale

The Board did not consider economies of scale, because American Century, and not the Portfolio, was responsible for the fees to be paid to American Century Global. The Board noted that it had already considered economies of scale in connection with its approval of the renewal of the American Century subadvisory agreement.

Other Benefits to the Manager and the Subadviser

The Board did not consider potential “fall-out” or ancillary benefits to American Century Global, noting that it had already considered “fall out” benefits in connection with its renewal of American Century’s subadvisory agreement.

New Portfolios: Approval of Amendments to Management Agreement and Approvals of New Subadvisory Agreements

At the Board meetings held on June 19-21, 2007, the Board, including all of the Independent Trustees, also approved the creation of six new Portfolios of the Trust (the “New Portfolios”) In connection with the creation of the New Portfolios, the Board approved an amended management agreement with PI, and approved the following new subadvisory agreements:

New Portfolio	New Subadviser
AST Western Asset Core Plus Bond Portfolio	Western Asset Management Company Western Asset Management Company Ltd (collectively, Western)
AST CLS Growth Asset Allocation Portfolio	CLS Investments, LLC (CLS)
AST CLS Moderate Asset Allocation Portfolio	CLS
AST Horizon Growth Asset Allocation Portfolio	Horizon Investments LLC (Horizon)
AST Horizon Moderate Asset Allocation Portfolio	Horizon
AST Niemann Growth Asset Allocation Portfolio	Niemann Capital Management Inc. (Niemann)

Nature, quality and extent of services

With respect to PI, the Board noted that in connection with the renewal of PI’s management agreement, it had received and considered information about PI at the June 20-21, 2007 meetings, and concluded that it was satisfied with the nature, quality and extent of services provided by PI under the management agreement covering the other Portfolios of the Trust. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by PI under the amended management agreement covering the New Portfolios would be similar in nature to those provided under the existing management agreement.

With respect to Western, CLS, Horizon, and Niemann (collectively referred to as the “new subadvisers”), the Board received and considered information regarding the nature and extent of services that would be provided to the New Portfolios under the new subadvisory agreements.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio managers for each of the new subadvisers. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to each of the new subadvisers. The Board noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to each of the new subadvisers. With respect to each of the new subadvisers, the Board considered its experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that with respect to each of the new subadvisers, based on the nature of the proposed services to be rendered and the background information that it reviewed about each of the new subadvisers, it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment subadvisory services to be provided by each of the new subadvisers.

Performance

Because the New Portfolios had not commenced operations, no performance of the New Portfolios themselves existed for Board review. The Board, however, received and considered information regarding the performance of the new subadvisers in managing strategies similar to the New Portfolios. The Board concluded that it was satisfied with the performance records of the new subadvisers.

Fee Rates

The Board considered the proposed management fees to be paid by each of the New Portfolios to PI and considered the proposed subadvisory fees to be paid by PI to each of the new subadvisers, as set forth below. The Board also received and considered comparative fee information for other funds.

New Portfolio	Management Fee Rate	Subadvisory Fee Rate
AST Western Asset Core Plus Bond Portfolio	0.70%	0.25% to $100 million; 0.22% over $100 million to $400 million; 0.20% over $400 million to $1 billion; 0.15% over $1 billion to $1.5 billion; 0.13% over $1.5 billion[1]
AST CLS Growth Asset Allocation Portfolio	0.30%	0.20% to $100 million; 0.15% over $100 million to $200 million;

[1] For purposes of calculating the subadvisory fee, the assets managed by Western Asset Management Company will be aggregated with the assets managed by Western Asset Management Company Ltd.

		0.10% over $200 million[2]
AST CLS Moderate Asset Allocation Portfolio	0.30%	0.20% to $100 million; 0.15% over $100 million to $200 million; 0.10% over $200 million[2]
AST Horizon Growth Asset Allocation Portfolio	0.30%	0.20% to $250 million; 0.15% over $250 million to $750 million; 0.10% over $750 million[3]
AST Horizon Moderate Asset Allocation Portfolio	0.30%	0.20% to $250 million; 0.15% over $250 million to $750 million; 0.10% over $750 million[3]
AST Niemann Growth Asset Allocation Portfolio	0.30%	0.20% to $250 million; 0.15% over $250 million to $750 million; 0.10% over $750 million

The Board concluded that the fees were reasonable and noted that the fees would be reviewed in connection with the annual review of advisory agreements and in light of the nature and quality of services provided through that date.

Profitability

Because the New Port folios had not commenced operations, the Board noted that there was no historical profitability to be reviewed. The Board noted that it would review profitability in connection with the annual approval of advisory agreements.

Economies of Scale

The Board noted that the advisory fee schedule for the New Portfolios did not contain breakpoints that reduced the fee rate on assets above specified levels. The Board also noted that the profitability of the Manager would be reviewed annually in connection with the review of advisory agreements.

Other Benefits to the Manager and the Subadvisers

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the new subadvisers. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its review of the other Trust Portfolios, which are reviewed on an annual basis. The Board concluded that any potential benefits to be derived by the new subadvisers were consistent with those generally derived by other subadvisers to the Trust, and that those benefits are reviewed on an annual basis.

2 For purposes of calculating the subadvisory fee, the assets managed by CLS in each Portfolio will be aggregated together, and will be further aggregated with the assets of any other portfolio subadvised by CLS on behalf of PI and/or ASTI pursuant to substantially the same investment strategy.
3 For purposes of calculating the subadvisory fee, the assets managed by Horizon in each Portfolio will be aggregated together, and will be further aggregated with the assets of any other portfolio subadvised by Horizon on behalf of PI and/or ASTI pursuant to substantially the same investment strategy.

American Skandia Life Assurance Corporation One Corporate Drive Shelton, CT 06484	Presorted Standard U.S. Postage PAID Louisville, KY Permit No. 1051

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

American Skandia is solely responsible for its respective financial conditions and contractual obligations.

Life insurance and annuities are issued by American Skandia Life
Assurance Corporation (“American Skandia”) and distributed by
American Skandia Marketing Incorporated, member SIPC. Both
companies are located at One Corporate Drive, P.O. Box 883,
Shelton, CT, 06484 and are Prudential Financial companies.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock
Logo and the Rock Prudential Logo are registered service marks of
The Prudential Insurance Company of America, Newark, NJ, and its
affiliates.

B1 AST

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advanced Series Trust

By (Signature and Title)*	/s/Deborah A. Docs

Deborah A. Docs
Secretary

Date	August 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/David R. Odenath

David R. Odenath
President and Principal Executive Officer

Date	August 16, 2007

By (Signature and Title)*	/s/Grace C. Torres

Grace C. Torres
Treasurer and Principal Financial Officer

Date	August 16, 2007

* Print the name and title of each signing officer under his or her signature.